As filed with the Securities and Exchange Commission on April 23, 2012.

Registration Nos. 333-119364 and 811-21127

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 15	☒
and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 32	☒

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D

(Exact Name of Registrant)

TRANSAMERICA ADVISORS LIFE INSURANCE COMPANY

(Name of Depositor)

4333 Edgewood Road, NE

Cedar Rapids, IA 52499-0001

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code:

(800) 346-3677

Name and Address of Agent for Service:	Copy to:
Darin D. Smith	Mary Thornton Payne, Esq.
4333 Edgewood Road, NE	Sutherland Asbill & Brennan LLP
Cedar Rapids, IA 52499-0001	1275 Pennsylvania Avenue, N.W.
Washington, D.C. 20004-2415

It is proposed that this filing will become effective (check appropriate space):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on May 1, 2012 pursuant to paragraph (b) of Rule 485 (date)
☐	60 days after filing pursuant to paragraph (a) (1) of Rule 485
☐	on pursuant to paragraph (a) (1) of Rule 485 (date)

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered:

Units of interest in a separate account under flexible premium individual deferred variable annuity contracts.

Merrill Lynch Life Variable Annuity

Separate Account D (the “Separate Account”)

Flexible Premium Individual Deferred

Variable Annuity Contract (the “Contract”)

issued by

Transamerica Advisors Life Insurance Company

Home Office:   425 West Capital Avenue

                       Suite 1800

                       Little Rock, Arkansas 72201

Service Center: 4333 Edgewood Road NE

Cedar Rapids, Iowa 52499-0001

Phone: (800) 535-5549

offered through

Transamerica Capital, Inc.

Prospectus May 1, 2012 Merrill Lynch Investor Choice Annuity® (IRA Series)

This Prospectus describes a flexible premium individual deferred variable annuity contract issued by Transamerica Advisors Life Insurance Company (“we” or “us”). The Contract allows the owner (or “you”) to accumulate an account value, and later apply the annuity value to receive fixed annuity payments. This Prospectus provides basic information that you should know before investing. Please read it carefully and keep it for future reference. We no longer offer the Contract for sale to new purchasers.

The Contract must be issued as an IRA Contract, Roth IRA Contract, or SEP IRA Contract or purchased through an established IRA, Roth IRA, SIMPLE IRA, or SEP IRA custodial account with Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”). Please note that prior to September 25, 2007, this Contract was permitted to be issued in connection with a retirement arrangement under Section 403(b) of the Internal Revenue Code (i.e. a tax sheltered annuity contract). However, effective September 25, 2007, we no longer accept any additional contributions from any source to your 403(b) Contract. In addition, effective September 25, 2007, we prohibit the issue of a 403(b) Contract in an exchange for the 403(b) contract or custodial account of another provider. The Contract itself does not provide the tax advantages typically provided by a variable annuity. The tax advantages available with this Contract exist solely through qualified contracts or accounts. If this Contract is not issued or purchased as such, the taxes on gains will not be deferred. You should carefully consider the advantages and disadvantages of owning a variable annuity in a tax-qualified plan, as well as the costs and benefits of the Contract (including the annuity income and death benefits), before you purchase the Contract in a tax-qualified plan.

The account value you accumulate under the Contract will fluctuate daily, based on the investment performance of the Separate Account’s subaccounts in which you invest. Each subaccount invests in one underlying portfolio. We do not guarantee how any of the portfolios will perform. Investing in this Contract involves risks, including possible loss of some or all of your investment.

Replacing your existing annuity or life insurance policy with this Contract may not be to your advantage.

When you purchase your Contract, you must select one of four Classes of the Contract, each of which has a different surrender charge and asset-based insurance charge. The four available Classes of the Contract are:
▶ B Class	▶ L Class
▶ C Class	▶ XC Class

If you select the XC Class, we will add a bonus amount to your account value each time you make a premium payment. In certain circumstances, we may take back all or a portion of the bonus amount. The overall expenses for the XC Class will be higher than the expenses for a similar Contract that does not pay a bonus amount. Selecting the XC Class may be beneficial to you only if you own the Contract for a sufficient length of time, and the investment performance of the Separate Account’s subaccounts in which you invest is sufficient to compensate for its higher expenses. Over time, the value of the bonus amount(s) could be more than offset by higher expenses.

The subaccounts available under this contract invest in underlying funds (“Funds”) of the Portfolio companies listed below:

AIM Growth Series (Invesco Growth Series)

AIM Sector Funds (Invesco Sector Funds)

The AllianceBernstein Trust

Allianz Funds

BlackRock Basic Value Fund, Inc.

BlackRock Bond Fund, Inc.

BlackRock Capital Appreciation Fund, Inc.

BlackRock Funds

BlackRock Funds II

BlackRock Global Allocation Fund, Inc.

BlackRock Index Funds, Inc.

BlackRock Series Inc.

BlackRock Large Cap Series Fund, Inc.

BlackRock Value Opportunities Fund, Inc.

Columbia Acorn Trust

Columbia Funds Series Trust

Columbia Mid Cap Growth Fund

Davis New York Venture Fund, Inc.

Dreyfus Appreciation Fund, Inc.

Eaton Vance Mutual Funds Trust

Eaton Vance Special Investment Trust

Federated Equity Funds

JPMorgan Trust II

Janus Investment Fund

Lord Abbett Affiliated Fund, Inc.

Lord Abbett Bond-Debenture Fund, Inc.

Lord Abbett Mid Cap Stock Fund, Inc.

Oppenheimer Capital Appreciation Fund

Oppenheimer Main Street Funds®, Inc.

Oppenheimer Main Street Small - & Mid-Cap Fund®

PIMCO Funds

Pioneer Emerging Markets Fund

Pioneer Fund

Pioneer Growth Opportunities Fund

Pioneer High Yield Fund

Pioneer Real Estate Shares Fund

Ready Assets Prime Money Fund

Templeton Funds

Templeton Growth Fund, Inc.

The Managers Funds

Transamerica Funds

For a complete list of the available subaccounts, please refer to “Appendix A – Portfolios Associated with the Subaccounts”. More detailed information concerning the Funds available through this Contract and their investment objectives, strategies, policies, risks, and expenses is contained in each Fund’s prospectus. Each year while you own the Contract, we will send you the current Fund prospectuses or summary prospectuses. You may also obtain a prospectus for any of the Funds by contacting our Service Center. In addition, if you receive a summary prospectus for a Fund, you may obtain a full statutory prospectus by referring to the contact information for the Fund company on the cover page of the summary prospectus. Please read the current prospectus or summary prospectus for each of the Funds carefully before investing and retain them for future reference.

The Funds available under this Contract are also available for direct purchase by the general public outside of an annuity or life insurance contract. If you purchase shares of these Funds directly from a broker-dealer or mutual fund company, you won’t pay Contract or Separate Account charges, but you also won’t have annuity options, death benefits or other optional benefits available. Because of these additional Contract and Separate Account charges, which affect account values and subaccount returns, you should refer only to information regarding the Funds available through the Company, rather than to information that may be available through alternate sources.

Purchases and Redemptions of Fund Shares; Reinvestment. The Separate Account will purchase and redeem shares of the Funds at net asset value to provide benefits under the Contract. Fund distributions to the Separate Account are automatically reinvested at net asset value in additional shares of the Funds.

Certain features and benefits described in this Prospectus may vary in your state; all Contract classes, features, and benefits may not be available in all states. Please see Appendix J “State Contract Availability and/or Variations of Certain Features and Benefits” later in this Prospectus for more information on state availability and/or variations of certain features and benefits.

To learn more about the Contract, you may want to read the Statement of Additional Information dated May 1, 2012 (known as the “SAI”). For a free copy of the SAI, simply call or write us at the phone number or address of our Service Center referenced earlier in this Prospectus. We have filed the SAI with the U.S. Securities and Exchange Commission (“SEC”) and have incorporated it by reference into this Prospectus. (It is legally a part of this Prospectus.) The SAI’s table of contents appears at the end of this Prospectus.

The SEC maintains a web site that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov.

The Securities and Exchange Commission has not approved these Contracts or determined that this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Although this Prospectus is primarily designed for potential purchasers of the Contract, you may have previously purchased a Contract and are receiving this Prospectus as a current contract owner. If you are a current contract owner, you should note that the options, features, and charges of the Contract may vary over time (and as noted above, may vary depending on your state), and generally you may not change your Contract or its features as issued. For more information about the particular options, features, and charges applicable to you, please contact your Financial Advisor, refer to your Contract, see Appendix J, and/or note Contract variations referenced throughout this Prospectus.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Definitions

•	account value: The sum of the values of your interests in the subaccounts of the Separate Account as of the end of a valuation period.

•	accumulation unit: A unit of measure used to determine the value of your interest in a subaccount during the accumulation period. There will be Class-distinct accumulation units for each subaccount.

•

accumulation unit value: The value of an accumulation unit during a valuation period. Class-distinct accumulation unit values are determined for each subaccount as of the close of trading (generally 4:00 p.m. (ET)) on each day the New York Stock Exchange is open.

•	annuitant: Any natural person(s) on whose life annuity payments are based.

•	annuity date: The date on which you choose to begin receiving annuity payments. The annuity date must occur by the oldest annuitant’s 95th birthday.

•

annuity value: The amount which will be applied to an annuity option on the annuity date. It is the account value on the annuity date reduced by any charges for premium taxes and any other charges deducted on the annuity date.

•	beneficiary(ies): The person(s) or entity(ies) designated by you to receive payment of the death benefit provided under the Contract.

•	contract anniversary: An anniversary of the contract date.

•	contract date: The effective date of the Contract. This is usually the business day we receive your initial premium at our Service Center.

•

contract value: The total value of your interest in the Contract as of the end of the valuation period. It equals the account value less any bonus amounts subject to recapture (for XC Class Contracts), less uncollected charges.

•	contract year: A one year period starting on the contract date and on each contract anniversary thereafter.
•

Individual Retirement Account (“IRA Account”): A custodial account meeting the requirements of Section 408(a) of the Internal Revenue Code (“IRC”). SIMPLE IRA and SEP IRA Accounts are specific types of IRA Accounts.

•	Individual Retirement Annuity (“IRA”): An annuity meeting the requirements of Section 408(b) of the IRC. A SEP IRA Contract is a specific type of IRA.

•

joint annuitant: The Contract does not permit two annuitants. However, you may designate a second person referred to as the joint annuitant for certain purposes solely under the GMIB and the GMWB riders. For the GMIB riders, the joint annuitant is a second person designated for payment of any GMIB under a joint and survivor life annuity. For the GMWB, the joint annuitant is a second person whose life will be used to determine the benefits under the GMWB rider. For purposes of the GMWB rider, the joint annuitant must be a spouse. The joint annuitant does not have any rights under the Contract or the rider.

•	maturity date: The latest possible annuity date.

•

monthaversary: The contract date and the same calendar day of each successive month during the accumulation period. If the contract date falls on the 29th, 30th, or 31st and there is no corresponding date in a subsequent month, the monthaversary will be the first day of the following month.

•

net investment factor: An index used to measure the investment performance of a subaccount from one valuation period to the next valuation period. There will be a Class-distinct net investment factor for each subaccount.

•	nonqualified contract: A Contract issued in connection with a retirement arrangement other than a qualified contract or an arrangement described in the IRC.

•	qualified contract: A Contract issued in connection with a retirement arrangement described under Section 403(b), 408(b), or 408A of the IRC.

•

quarterversary: The same calendar day of each successive three month period during the accumulation period, beginning with the contract date. If the contract date falls on the 29th, 30th, or 31st and there is no corresponding date in a subsequent third month, the quarterversary will be the first day of the following month.

•	Roth Individual Retirement Account (“Roth IRA Account”): A custodial account meeting the requirements of Section 408A of the IRC.

•	Roth Individual Retirement Annuity (“Roth IRA”): An annuity meeting the requirements of Section 408A of the IRC.

•

service center: Where you send correspondence, inquiries and transaction requests. You may contact the Service Center by mail at 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499-0001 or by phone at (800) 535-5549.

•

surrender value: The amount available upon surrender of the Contract. It is equal to the contract value reduced by any charges which apply upon surrender, including the surrender charge, and any bonus amounts which are recaptured upon surrender, and increased by any credits, which are added upon surrender.

•	tax sheltered annuity: A Contract issued in connection with a retirement arrangement that receives favorable tax status under Section 403(b) of the IRC.

•	valuation period: The interval from one determination of the accumulation unit value for a subaccount to the next such determination.

Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer account value between the subaccounts. State premium taxes may also be deducted.

Contract Owner Transaction Expenses

Sales Load Imposed on Premiums	None
State Premium Taxes	0% - 3.5%
Surrender Charge

Complete Years Elapsed Since Payment of Each Premium	As a% of premium withdrawn
	B Class	L Class	C Class	XC Class
0 years	7.0%	6.0%	2.0%	8.0%
1 year	6.0%	5.0%	0.0%	8.0%
2 years	5.0%	4.0%	0.0%	7.0%
3 years	4.0%	3.0%	0.0%	7.0%
4 years	3.0%	0.0%	0.0%	6.0%
5 years	2.0%	0.0%	0.0%	6.0%
6 years	1.0%	0.0%	0.0%	5.0%
7 years	0.0%	0.0%	0.0%	4.0%
8 years	0.0%	0.0%	0.0%	3.0%
9 years	0.0%	0.0%	0.0%	0.0%
			Maximum	Current
Transfer Fee[1]			$30	$25

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses. This table also includes the charges you will pay if you add optional riders to your Contract.

Periodic Charges Other Than Fund Expenses

Separate Account Annual Expenses (as a percentage of average daily net assets in the subaccounts)	B Class	L Class	C Class	XC Class
Maximum Asset-Based Insurance Charge	2.00%	2.00%	2.00%	2.00%
Current Asset-Based Insurance Charge (if you purchased your Contract on or after June 23, 2008)†	1.35%	1.55%	1.70%	1.75%
Current Asset-Based Insurance Charge (if you purchased your Contract prior to June 23, 2008)	1.25%	1.45%	1.60%	1.65%

†	If we have not received necessary approval by June 23, 2008 in any state(s), we will continue to apply the lower Asset-Based Insurance Charge to Contracts purchased in that state until approval is obtained.

	Maximum	Current
Other Charges
Annual Contract Fee[2]	$75	$50

[1]	There is no charge for the first 12 transfers in a contract year.
[2]

The contract fee will be assessed annually on each contract anniversary and upon surrender or annuitization only if the greater of account value (less uncollected charges) or premiums (less withdrawals) is less than $50,000.

	Maximum	Current
Annual Charge for Optional Riders[3]
Return of Premium GMDB (standard)[4]	0.40%	0.15%
Return of Premium GMDB (GMWB version)[5]	0.40%	0.15%
Return of Premium GMDB (GMIB version)[6]	0.40%	0.15%
Maximum Anniversary Value GMDB[4]	0.65%	0.25%
Greater of Maximum Anniversary Value and Roll-Up GMDB (Standard Version)[4]	1.20%	0.55%
Greater of Maximum Anniversary Value and Roll-Up GMDB (GMIB version)[7]	1.20%	0.65%
ADB[8]	0.50%	0.25%
GMIB[9]	0.90%	0.50%
GMIB EXTRA
For Contracts purchased on or after June 23, 200810†	1.20%	0.75%
For Contracts purchased prior to June 23, 2008[10]	1.20%	0.65%
GMWB Single Life
For Contracts purchased on or after June 23, 200811†	1.25%	0.65%
For Contracts purchased on or after June 23, 2008 with the GMWB Income Enhancement Benefit11†	1.55%	0.80%
For Contracts purchased prior to June 23, 2008[11]	1.25%	0.60%
GMWB Joint Life
For Contracts purchased on or after June 23, 200811†	1.50%	0.85%
For Contracts purchased on or after June 23, 2008 with the GMWB Income Enhancement Benefit11†	2.00%	1.15%
For Contracts purchased prior to June 23, 2008[11]	1.50%	0.75%

The next table shows the Fund fees and expenses that you may pay periodically during the time that you own the Contract. The table shows the minimum and maximum total operating expenses of the Fund for the most recently ended fiscal year* before any contractual waivers and expense reimbursements. Although certain Fund classes impose sales charges on shares sold to the general public, any such Fund-level sales charges are waived for purchases and redemptions of Fund shares under the Contract. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

Range of Expenses for the Funds[12]	Minimum	Maximum
Total Annual Fund Operating Expenses (total of all expenses that are deducted from Fund assets, including Investment Advisory Fees, 12b-1 Fees, and Other Expenses)	0.565%	3.39%

[3]

Each of these charges will be calculated on each monthaversary by multiplying the respective base by the respective current charge percentage and dividing the resulting amount by 12. The sum of the charges calculated on each of the three previous monthaversaries is collected on each quarterversary. If you terminate these riders at any time other than on a quarterversary, we will deduct from the account value a pro rata amount of any charges that would be collected on the next quarterversary. We won’t deduct these charges after the annuity date.

†	If we have not received necessary approval by June 23, 2008 in any state(s), we will continue to apply the lower Asset-Based Insurance Charge to Contracts purchased in that state until approval is obtained.
*	For a list of these dates, see “Most Recently Ended Fiscal Years.”

[4]	The GMDB Base is generally the minimum value that would be paid under the applicable Guaranteed Minimum Death Benefit (“GMDB”). For more information, see “Death Benefit.”
[5]

The GMDB Base is generally the minimum value that would be paid under this GMDB. The Return of Premium GMDB (GMWB version) is available only if you elect a GMWB option (provided you purchased your Contract on or after January 12, 2007). For more information, see “Death Benefit.”

[6]

The GMDB Base is generally the minimum value that would be paid under this GMDB. The Return of Premium GMDB (GMIB version) is available only if you elect the GMIB EXTRA rider. For more information, see “Death Benefit.”

[7]

The GMDB Base is generally the minimum value that would be paid under the GMDB. The Greater of Maximum Anniversary Value and Roll-Up GMDB (GMIB version) is only available if you elect the GMIB EXTRA rider (provided you purchased your Contract on or after June 23, 2008). For more information, see “Death Benefit.”

[8]	The ADB Base is the account value. For more information, see “Additional Death Benefit.”
[9]	The GMIB Base is the amount used to calculate the monthly income payable under the Guaranteed Minimum Income Benefit (“GMIB”). For more information, see “Guaranteed Minimum Income Benefit.”
[10]	The GMIB EXTRA Base is the amount used to calculate the monthly income payable when the Contract annuitizes under the GMIB EXTRA. For more information, see “Guaranteed Minimum Income Benefit EXTRA.”
[11]

The GMWB Base is the amount used to calculate the Guaranteed Lifetime Amount under the Guaranteed Minimum Withdrawal Benefit (“GMWB”). The Guaranteed Lifetime Amount is equal to the GMWB Base multiplied by the Lifetime Income Percentage. For more information, see “Guaranteed Minimum Withdrawal Benefit.”

[12]

The Fund expenses used to prepare this table were provided to us by the Funds. We have not independently verified such information. The expenses shown are those incurred for the most recently ended fiscal year for each Fund. Current or future expenses may be greater or less than those shown. The investment adviser for certain Funds may voluntarily reimburse or waive Fund expenses. For more information about these arrangements, consult the prospectuses for the Funds.

Most Recently Ended Fiscal Years

This Prospectus reflects information for each Fund as of the end of each Fund’s most recently completed fiscal year for which information was available as of the date of this Prospectus. These fiscal years are as follows:

Fiscal Year End	Funds
March 31, 2011	BlackRock Value Opportunities Fund, Inc., American Century Equity Income Fund, American Funds® EuroPacific Growth Fund®, Columbia Marsico Growth Fund, PIMCO CommodityRealReturn® Strategy Fund, PIMCO Real Return Fund, PIMCO Total Return Fund, PIMCO Low Duration Fund
June 30, 2011	BlackRock Basic Value Fund, Inc., BlackRock Global SmallCap Fund, BlackRock International Fund, BlackRock Low Duration Bond Portfolio, Managers Cadence Capital Appreciation Fund, Allianz NFJ Small-Cap Value Fund, Allianz NFJ Dividend Value Fund, Allianz NFJ Mid-Cap Value Fund, JPMorgan Multi-Cap Market Neutral Fund, JPMorgan Small Cap Growth Fund, Oppenheimer Main Street Small - & Mid-Cap Fund®
July 31, 2011	American Funds® The Income Fund of America ®, Davis New York Venture Fund, Inc., Janus Forty Fund, Janus Enterprise Fund
August 31, 2011	BlackRock Capital Appreciation Fund, Inc., BlackRock Global Opportunities Portfolio, American Funds® The Growth Fund of America ®, Oppenheimer Capital Appreciation Fund, Oppenheimer Main Street Fund®, Templeton Foreign Fund, Templeton Growth Fund, Inc.
September 30, 2011	BlackRock Total Return Fund, BlackRock High Yield Bond Portfolio, BlackRock U.S. Government Bond Portfolio
October 31, 2011	BlackRock Global Allocation Fund, Inc., BlackRock Large Cap Core Fund, BlackRock Large Cap Growth Fund, BlackRock Large Cap Value Fund, American Century Ultra® Fund, Eaton Vance Floating-Rate Fund, Federated Capital Appreciation Fund, Federated Kaufmann Fund, Lord Abbett Affiliated Fund, Inc., Pioneer High Yield Fund, TA Flexible Income, TA Diversified Equity, TA Growth Opportunities, TA Small/Mid Cap Value
November 30, 2011	AllianceBernstein Small/Mid Cap Value Fund, AllianceBernstein International Value Fund, AllianceBernstein Value Fund, Fidelity® Advisor Equity Growth Fund, Pioneer Emerging Markets Fund, Pioneer Growth Opportunities Fund
December 31, 2011	BlackRock International Index Fund, BlackRock Small Cap Index Fund, BlackRock S&P 500 Index Fund, Ready Assets Prime Money Fund, Invesco Van Kampen Value Opportunities Fund, Invesco Mid Cap Core Equity Fund, American Funds® The Bond Fund of America SM, American Funds® The Investment Company of America®, Cohen & Steers Realty Income Fund, Inc., Columbia Acorn USA, Columbia Acorn International, Dreyfus Appreciation Fund, Inc., Eaton Vance Large-Cap Value, Lord Abbett Bond-Debenture Fund, Inc., Lord Abbett Mid Cap Stock Fund, Inc., Pioneer Fund, Pioneer Real Estate Shares Fund, Columbia Mid Cap Growth Fund, Invesco Van Kampen Comstock Fund

Examples

These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner Transaction Expenses, current Separate Account Annual Expenses, the current Annual Contract Fee, the current Greater of Maximum Anniversary Value and Roll-Up GMDB Charge, the current ADB Charge, the current GMWB Joint Life Charge (with the Income Enhancement Benefit) and Annual Fund Operating Expenses. These costs reflect the most expensive combination of Contract charges. These Examples assume the Contract was purchased on or after June 23, 2008. If you elected fewer or a different combination of Contract features, your costs would be lower than those shown.

Example 1. This Example assumes that you invest $10,000 in a B Class Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)	If you surrender the Contract at the end of the applicable time period:

	1 Year	3 Years	5 Years	10 Years
(a)	$1313	$2499	$3683	$6819
(b)	$1041	$1709	$2417	$4580

(2)	If you annuitize or remain invested in the Contract at the end of the applicable time period:

	1 Year	3 Years	5 Years	10 Years
(a)	$683	$2049	$3413	$6819
(b)	$404	$1245	$2134	$4580

Example 2. This Example assumes that you invest $10,000 in an L Class Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)	If you surrender the Contract at the end of the applicable time period:

	1 Year	3 Years	5 Years	10 Years
(a)	$1243	$2463	$3496	$6951
(b)	$969	$1673	$2231	$4763

(2)	If you annuitize or remain invested in the Contract at the end of the applicable time period:

	1 Year	3 Years	5 Years	10 Years
(a)	$703	$2103	$3496	$6951
(b)	$424	$1305	$2231	$4763

Example 3. This Example assumes that you invest $10,000 in a C Class Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)	If you surrender the Contract at the end of the applicable time period:

	1 Year	3 Years	5 Years	10 Years
(a)	$897	$2143	$3558	$7048
(b)	$620	$1349	$2303	$4898

(2)	If you annuitize or remain invested in the Contract at the end of the applicable time period:

	1 Year	3 Years	5 Years	10 Years
(a)	$717	$2143	$3558	$7048
(b)	$439	$1349	$2303	$4898

Example 4. This Example assumes that you invest $10,000 in an XC Class Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)	If you surrender the Contract at the end of the applicable time period:

	1 Year	3 Years	5 Years	10 Years
(a)	$1442	$2787	$4119	$7080
(b)	$1169	$2004	$2880	$4942

(2)	If you annuitize or remain invested in the Contract at the end of the applicable time period:

	1 Year	3 Years	5 Years	10 Years
(a)	$722	$2157	$3579	$7080
(b)	$444	$1363	$2327	$4942

Example 4, above, takes into account any bonus amounts that are subject to recapture. The circumstances under which bonus credits are recaptured are discussed later in this Prospectus.

Contractual waivers and reimbursements are reflected in the first year of the Example, but not in subsequent years. See the “Charges, Deductions, and Credits” section in this Prospectus and the Fund prospectuses for a further discussion of fees and charges.

The Examples should not be considered a representation of past or future expenses or annual rates of return of any Fund. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples.

Condensed financial information containing the accumulation unit value history appears at the end of this Prospectus.

Capsule Summary of the Contract

This summary provides only a brief overview of the more important features of the Contract. You may obtain more detailed information about the Contract later in this Prospectus and in the Statement of Additional Information (“SAI”). Please read this Prospectus carefully.

Your Contract in General

•

General. This annuity is a contract between you (the contract owner) and us in which you agree to make one or more payments to us and, in return, we agree to make a series of payments to you at a later date. The Contract must be issued as an IRA Contract, Roth IRA Contract, or SEP IRA Contract or purchased through an established IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account with MLPF&S. Please note that prior to September 25, 2007, this Contract was permitted to be issued as a tax sheltered annuity contract. However, effective September 25, 2007, we no longer accept any additional contributions from any source to your 403(b) Contract. In addition, effective September 25, 2007, we prohibit the issue of a 403(b) Contract in an exchange for the 403(b) Contract or custodial account of another provider. Federal law limits maximum annual contributions to Qualified contracts.

Your account value will increase or decrease depending on the investment performance of the subaccounts to which you allocate premiums and transfer account value, the premiums you pay, the fees and charges we deduct, and the effects of any Contract transactions (such as transfers and partial withdrawals) on your account value.

The Contract itself does not provide the tax advantages typically provided by a variable annuity. The tax advantages available with this Contract exist solely through the qualified contract or account. You should carefully consider the advantages and disadvantages of owning a variable annuity in a tax-qualified plan, as well as the costs and benefits of the Contract (including the annuity income and death benefits), before you purchase the Contract in a tax-qualified plan.

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Accumulation and Annuity Periods. Like all deferred annuities, the Contract has two phases: the “pay-in” or accumulation period and the “payout” or annuity period. During the accumulation period, you can allocate premiums and transfer account value among any combination of subaccounts offered under the Contract. The annuity period begins once you start receiving regular annuity payments from the Contract. You may receive fixed annuity payments under one of the available annuity payment options. The annuity value you accumulate during the accumulation period will determine the dollar amount of any annuity payments you receive.

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Death Benefit. The Contract also provides a death benefit payable if the owner (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) dies before the annuity date.

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Retirement Savings Vehicle. The Contract is designed to be a long-term investment in order to provide annuity benefits for you. If you withdraw money from the Contract prematurely, you may incur substantial charges. In addition, any money you take out of the Contract may be subject to tax, and if taken before age 59 1/2 may also be subject to a 10% federal penalty tax. For these reasons, you need to consider your current and short-term income needs carefully before you decide to buy the Contract.

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The Separate Account. You may allocate premium(s) into up to 20 of the available subaccounts. Each subaccount invests exclusively in one of the Funds listed in the beginning of this Prospectus. We reserve the right to offer other subaccounts in the future or close subaccounts to new premiums and incoming transfers of account value. Your investment returns on amounts you allocate to the subaccounts will fluctuate each day with the investment performance of those subaccounts and will be reduced by Contract fees and charges. You bear the entire investment risk for amounts you allocate to the subaccounts.

•	State Variations. As noted, Contracts issued in your state may provide different features and benefits from those described in this Prospectus. See Appendix J for state variations.

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Controlling Documents. This Prospectus provides a general description of the Contracts. Your actual Contract and any riders or endorsements are the controlling documents. If you would like to review a copy of the Contract or any riders or endorsements, contact our Service Center.

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Other Contracts We Issue. We offer other variable annuity contracts that are available in different markets and have different fund selections. To obtain more information about these contracts, contact our Service Center or your Financial Advisor.

For information concerning compensation paid for the sale of Contracts, see “Other Information – Selling the Contract.”

The Classes

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The Contract allows you to select one of four different charge structures subject to state availability based on your specific situation. Each different charge structure is referred to as a “Class.” Each Class imposes a different level of surrender charge and asset-based insurance charge. Your Financial Advisor can assist you in selecting the Class that is right for you, based on your needs and preferences. Prior to issuance, you must select one of the four available Classes of the Contract:

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B Class — imposes a surrender charge on withdrawals equal to a maximum of 7.0% of each premium payment, reducing annually over 7 years following each premium payment. If you purchased your Contract prior to June 23, 2008, the asset-based insurance charge is 1.25% (guaranteed not to exceed 2.00%). If you purchased your Contract on or after June 23, 2008, the asset-based insurance charge is 1.35% (guaranteed not to exceed 2.00%);

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L Class — imposes a surrender charge on withdrawals equal to a maximum of 6.0% of each premium payment, reducing annually over 4 years following each premium payment. If you purchased your Contract prior to June 23, 2008, the asset-based insurance charge is 1.45% (guaranteed not to exceed 2.00%). If you purchased your Contract on or after June 23, 2008, the asset-based insurance charge is 1.55% (guaranteed not to exceed 2.00%);

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C Class — imposes a surrender charge on withdrawals equal to 2.0% of each premium payment during the first year following each premium payment. If you purchased your Contract prior to June 23, 2008, the asset-based insurance charge is 1.60% of subaccount assets (guaranteed not to exceed 2.00%). If you purchased your Contract on or after June 23, 2008, the asset-based insurance charge is 1.70% (guaranteed not to exceed 2.00%); and

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XC Class — imposes a surrender charge on withdrawals equal to a maximum of 8.0% of each premium payment, reducing annually over 9 years following each premium payment. If you purchased your Contract prior to June 23, 2008, the asset-based insurance charge is 1.65% of subaccount assets (guaranteed not to exceed 2.00%). If you purchased your Contract on or after June 23, 2008, the asset-based insurance charge is 1.75% (guaranteed not to exceed 2.00%). If you select this Class, we will add a bonus amount to your account value each time you make a premium payment. Under certain circumstances, we may recapture all or a portion of the bonus amount.

Premiums

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Premium Flexibility. Generally, before the annuity date you can pay premiums as often as you like. The initial premium payment must be $10,000 or more. Subsequent premiums must be $50 or more. The minimum premiums do not vary by Class.

The Contract must be issued as an IRA Contract, Roth IRA Contract, or SEP IRA Contract or purchased through an established IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account with MLPF&S. Please note that prior to September 25, 2007, this Contract was permitted to be issued as a tax sheltered annuity contract. However, effective September 25, 2007, we no longer accept any additional contributions from any source to your 403(b) Contract. In addition, effective September 25, 2007, we prohibit the issue of a 403(b) Contract in an exchange for the 403(b) contract or custodial account of another provider. Federal law limits maximum annual contributions to the Contract. For IRA Contracts, Roth IRA Contracts, SEP IRA Contracts, or tax sheltered annuity Contracts, we accept the following as initial premiums:

•	rollover contributions from certain qualified plans governmental, 457(b) plans, and IRAs (Roth IRAs for Roth IRA Contracts);

•	amounts transferred from another IRA; and

•	contributions made pursuant to a Simplified Employee Pension up to certain limits.

Additional premiums will be accepted but cannot exceed the annual contribution limits for a calendar year, as specified under the IRC. Withdrawals from tax sheltered annuities are restricted. The contract owner must determine whether any premium qualifies as a permissible contribution subject to favorable tax treatment under the IRC. The contract owner must also determine whether such amount qualifies as a permissible rollover contribution for income tax purposes.

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Contributions. Under Federal law for 2010, you may contribute up to $5,000 to all IRAs, IRA Accounts, Roth IRA, and Roth IRA Accounts. The maximum contribution limit is increased to $6,000 if you will be age 50 or older by December 31, 2010. Excess premiums will be assessed with a 6% Federal penalty each year until the excess money is withdrawn from the account. Maximum contributions may vary each year. Please contact a tax advisor for further information.

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Third Party Checks. We reserve the right to not accept third party checks. A third party check is a check that is made payable to one person who endorses it and offers it as payment to a second person. Checks should normally be payable to Transamerica Advisors Life Insurance Company, however, in some circumstances, at our discretion we may accept third party checks that are from rollovers or transfers from other financial institutions. Any third party checks not accepted by our company will be returned.

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Maximum Premium. We may refuse to issue a Contract or accept additional premiums if the total premiums paid under all variable annuity contracts issued by us or any other life insurance company affiliate, and owned by you (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) exceed $1,000,000.

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Right to Refuse Premiums. We reserve the right to refuse to accept any premium payments. No additional premiums may be paid on or after the owner’s (or the annuitant’s, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) 85th birthday. New contributions (i.e., contributions other than transfers and rollovers) cannot be made to an IRA after age 70 1/2.

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Premium Allocation. As you direct, we will put premiums into the subaccounts corresponding to the Funds in which we invest your account value. If your state requires us to return your premium(s) in the event you exercise your right to cancel the Contract, we will place your premium(s) into the Ready Assets Prime Money Fund Subaccount for the first 14 days following the contract date. After 14 days, we’ll put the money into the subaccounts you’ve selected or according to the composition of the asset allocation model you’ve selected in effect at that time. If you have not made any withdrawals and we have placed your premiums in the Ready Assets Prime Money Fund Subaccount for 14 days as described above, we guarantee we will allocate at least your premiums to your selected subaccounts after the 14 day period, regardless of charges or investment performance. We reserve the right to discontinue providing this guarantee for Contracts issued after a specified date. We will not provide this guarantee to contract owners, in states where we return account value (less bonus amounts), who elect to put their premiums into the Ready Assets Prime Money Fund Subaccount. If your state permits us to return the account value (less bonus amounts) in the event you exercise your right to cancel the Contract, we’ll invest your premium immediately in the subaccounts you’ve selected or according to the composition of the asset allocation model you’ve selected in effect at that time. However, for Contracts issued in California, for contract owners who are 60 years of age or older, we will put all premiums in the Ready Assets Prime Money Fund Subaccount for the first 35 days following the contract date, unless the contract owner directs us to invest the premiums immediately in other subaccounts. We also will not provide the guarantee discussed above to Contracts issued in California for contract owners who are 60 years of age or older, whose premiums are invested in the Ready Assets Prime Money Fund Subaccount.

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Maximum Number of Subaccounts. Currently, you may allocate premiums or account value among up to 20 of the available subaccounts. Generally, within certain limits you may transfer account value periodically among subaccounts.

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Funds Available for Investment. The Funds available for investment are listed at the beginning of this Prospectus. Each subaccount invests in a corresponding Fund. If you want detailed information about the investment objectives of the Funds, see “Investments of the Separate Account” and the prospectuses for the Funds.

Transfers Among Subaccounts

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Limitation on Transfers. Before the annuity date, you may transfer all or part of your account value among the subaccounts up to twelve times per contract year without charge. You may make more than twelve transfers among available subaccounts during a contract year, but we will charge $25 per extra transfer (guaranteed not to exceed $30). See “Transfers Among Subaccounts.” We may impose additional restrictions on transfers that violate our Disruptive Trading Procedures. See “Transfers Among Subaccounts – Disruptive Trading.”

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Minimum Amounts. Your transfer from a subaccount must be for a minimum of $100 or the total value in a subaccount, if less. Your minimum value remaining in a subaccount after a transfer must be at least $100, or we will transfer the total subaccount value.

•	Transfer Programs. Several specialized transfer programs are available at no additional cost under the Contract. You cannot use more than one such program at a time.

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First, we offer a Dollar Cost Averaging Program where money you’ve put in a designated subaccount is systematically transferred monthly or quarterly into other subaccounts you select without charge. The program may allow you to take advantage of fluctuations in accumulation unit values over time. There is no guarantee that Dollar Cost Averaging will result in lower average prices or protect against market loss. (See “Dollar Cost Averaging Program.”)

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Second, through participation in the Asset Allocation Program, you may select one of six asset allocation models. Unless you instruct us otherwise, your account value is automatically rebalanced at the end of each calendar quarter based on the asset allocation model selected. (See “Asset Allocation Program.”)

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Third, you may choose to participate in the Rebalancing Program where we automatically reallocate your account value monthly, quarterly, semi-annually, or annually in order to maintain a particular percentage allocation among the subaccounts that you select. (See “Rebalancing Program.”)

Partial Withdrawals, Guaranteed Lifetime Amount, and Surrender

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Partial Withdrawals. At any time prior to the annuity date, if you submit a written request or obtain proper telephone authorization, you may withdraw part of your surrender value, subject to the following rules.

•	You must request at least $40.
•	Surrender charges may apply and, for XC Class Contracts, bonus amounts may be recaptured.
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We will not process a withdrawal which would reduce the surrender value below $5,000. (Please note that other rules apply if you elected an optional Guaranteed Minimum Withdrawal Benefit (“GMWB”) or a Guaranteed Minimum Income Benefit (“GMIB”) rider.)

Partial withdrawals will reduce your account value. Depending on its amount and timing, a withdrawal may considerably reduce or eliminate some of the benefits and guarantees provided by your Contract. For example, partial withdrawals may reduce benefits under the GMWB rider by substantially more than the amount withdrawn. You should carefully consider whether a partial withdrawal under a particular circumstance will have a negative impact to your benefits or guarantees. The impact of partial withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.

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Systematic Withdrawal Program. Under a Systematic Withdrawal Program, you may have automatic withdrawals made monthly, quarterly, semi-annually, or annually. For more information, see the “Systematic Withdrawal Program” section, later in this Prospectus.

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Guaranteed Lifetime Amount. If you elected the GMWB, you may take minimum annual withdrawals called the Guaranteed Lifetime Amount (regardless of your account value) during your lifetime. See “Guaranteed Minimum Withdrawal Benefit” later in this Prospectus.

•	Surrender. At any time prior to annuitization, you may submit a written request to surrender your Contract and receive its surrender value.

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Surrender Charge. Surrenders and partial withdrawals may be subject to a surrender charge with the amount of the charge and the period that the charge applies depending on the Class (see “Surrender Charge”). However, we won’t impose a surrender charge to the extent that withdrawals from the Contract in a contract year do not exceed the “free withdrawal amount” determined as of the date we receive your withdrawal request. The “free withdrawal amount” equals the greater of (a) the sum of: 10% of each premium subject to a surrender charge (not to exceed the amount of each premium that had not been previously withdrawn as of the beginning of the contract year), less any prior withdrawals during that contract year; and (b) the gain in the Contract plus premiums remaining in the Contract that are no longer subject to a surrender charge. The gain in the Contract equals the excess, if any, of the contract value just prior to the withdrawal over total premiums paid into the Contract less prior withdrawals of these premiums. The surrender charge applies to each subsequent premium payment, as well as the initial premium payment.

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Tax Consequences. A partial withdrawal or surrender may have adverse tax consequences, including the imposition of a penalty tax on withdrawals prior to age 59 1/2. Withdrawals from tax sheltered annuities are restricted.

Death Benefits

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Standard Death Benefit. The Contract provides a death benefit if you die before the annuity date. Unless you select an optional guaranteed minimum death benefit (“GMDB”) below, the standard death benefit equals the account value, less uncollected charges and any bonus amounts subject to recapture on death. Depending on the age of the owner (annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) on the contract date, one or more of the GMDB options may not be available, so the standard death benefit will apply. If the standard death benefit applies, no minimum amount is guaranteed and the death benefit will fluctuate based on the investment performance of the subaccounts in which you invest.

•	GMDB Options. For an additional charge, you may elect one of the following GMDB options, provided you meet the age requirement specified for the GMDB option you choose:

•	Return of Premium (a standard version or an alternative version is available if you elect either GMIB EXTRA or a GMWB)
•	Maximum Anniversary Value
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Greater of Maximum Anniversary Value and Roll-Up (a standard version is currently available and an additional version is available if you purchased your Contract on or after June 23, 2008 and you elect the GMIB EXTRA)

If you elect a GMDB option, the death benefit will not be less than the applicable GMDB Base.

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Additional Death Benefit. Contract owners may elect the Additional Death Benefit (“ADB”) for an additional charge if the owner (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account or SEP IRA Account) is not over age 75 on the contract date. The ADB is an optional rider that may provide, on the death of the owner, an additional death benefit that may be used to help defray some or all of the expenses attributable to taxes payable on death benefit proceeds paid under the Contract.

You can find more detailed information about the standard death benefit, the GMDB options, and the ADB, and how they are calculated, including age limitations that apply, under “Death Benefit” and “Additional Death Benefit.”

The payment of a death benefit may have tax consequences (see “Federal Tax Matters”).

Also, any death benefit applicable under a GMDB and/or ADB during the accumulation period will terminate upon the annuity date.

Annuity Payments

•	Annuity payments begin on the annuity date and are made under the annuity option you select.

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For Contracts purchased through an established IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account with MLPF&S, you may select an annuity date that may not be earlier than the first Contract anniversary and may not be later than the maturity date. The maturity date is the oldest annuitant’s 95th birthday. If you do not select an annuity date, the annuity date is the maturity date. For IRA Series Contracts, keep in mind that you may need to take distributions or annuitize prior to the oldest annuitant’s 95th birthday to meet Federal Required Minimum Distributions. The annuity date for IRAs and tax sheltered annuities is generally when the owner/annuitant reaches age 70 1/2. Details about the annuity options available under the Contract can be found under “Annuity Options.”

•	Annuity payments may have tax consequences (see “Federal Tax Matters”).

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If the annuitant and any joint annuitant are not over the age of 75 on the contract date, you may elect a GMIB rider for an additional charge. If the annuitant and any joint annuitant are not under the age of 45 and not over the age of 75 (age 70 if you purchased your Contract prior to June 23, 2008) on the contract date, you may elect the GMIB EXTRA rider for an additional charge. The GMIB and GMIB EXTRA are optional riders that provide you the ability to receive guaranteed minimum monthly fixed payments in the future if you annuitize under the terms and conditions of the rider.

•	All optional guaranteed benefit riders under the Contract terminate when annuity payments begin or on the maturity date.

Fees and Charges

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Asset-Based Insurance Charge. We currently impose an asset-based insurance charge to cover expenses and certain risks. The amount of the charge varies by Class. We deduct the asset-based insurance charge daily from the net asset value of the subaccounts. We don’t deduct this charge after the annuity date.

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Surrender Charge. We may impose a surrender charge only if you surrender or take a withdrawal from your Contract. The amount and period of the surrender charge varies by Class and applies to the initial premium and all subsequent premiums.

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Contract Fee. If the greater of account value (less uncollected charges) or premiums (less withdrawals) is less than $50,000, we currently impose a $50 contract fee on each contract anniversary and upon surrender or annuitization to reimburse us for expenses related to maintenance of these Contracts. This contract fee will not exceed $75. We don’t deduct this fee upon payment of a death benefit or after the annuity date.

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Transfer Fee. You may make up to twelve transfers among subaccounts per contract year without charge. If you make more than twelve, we will charge you $25 (guaranteed not to exceed $30) for each extra transfer. We deduct this fee pro rata from the amount transferred. Transfers made by us under the Dollar Cost Averaging Program, the Asset Allocation Program, and the Rebalancing Program will not count toward the twelve transfers permitted among subaccounts per contract year without charge.

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Rider Charges. If you elect a GMDB, ADB, GMIB, or GMWB rider, we deduct a charge that compensates us for the costs and risks we assume in providing the benefit. We won’t deduct this charge after the annuity date. The charges vary according to which riders you choose. If a rider is terminated at any time other than on a quarterversary, we will deduct from the account value a pro rata amount of any charges that would be collected on the next quarterversary. For more information on each rider charge, see “Charges, Deductions, and Credits” later in this Prospectus.

•	Premium Taxes. Under certain circumstances, we deduct a charge for any premium taxes imposed. Premium tax rates vary from jurisdiction to jurisdiction. They currently range from 0% to 3.5%.

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Redemption Fee. We reserve the right to impose a redemption fee upon a transfer from one subaccount to another in states where permissible, or to collect any redemption fee imposed by any Fund or if required by any regulatory authority.

•	Fund Expenses. You will bear the costs of advisory fees and operating expenses deducted from Fund assets.

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Current/Maximum Fees and Charges. We may change the current charges for the asset-based insurance charge, the Contract fee, the transfer fee, the GMDB charge, the ADB charge, the GMIB charge, and the GMWB charge, but the charges will never exceed the maximum charges listed in the Fee Table.

You can find detailed information about all fees and charges imposed on the Contract under “Charges, Deductions, and Credits.”

Right to Review (“Free Look”)

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When you receive the Contract, review it carefully to make sure it is what you intended to purchase. Generally, within 10 days after you receive the Contract, you may return it for a refund. The Contract will then be deemed void. Some states allow a longer period of time to return the Contract, particularly if the Contract is replacing another contract.

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To receive a refund, return the Contract along with your letter of instruction to the Service Center or to the Financial Advisor who sold it. The amount we return depends on your state’s requirements. Some states require us to return your premium(s) in the event you exercise your right to cancel the Contract, while others permit us to return the account value less any bonus amounts as of the date we receive your returned Contract.

Replacement of Contracts

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It is advisable to always carefully consider the purchase of a Contract as a replacement for an existing annuity contract or life insurance policy. You should replace an existing contract only when you determine that the Contract is better for you. You may have to pay a surrender charge on your existing contract, and the new Contract may impose a new surrender charge period. Before you buy a Contract, ask your Financial Advisor if purchasing a Contract will be advantageous, given the Contract’s features, benefits, and charges compared to your existing contract. Because we will not issue the Contract until we have received the initial premium from your existing insurance company, the issuance of the Contract may be delayed.

Transamerica Advisors Life Insurance Company and the Separate Account

Transamerica Advisors Life Insurance Company

We are a stock life insurance company organized under the laws of the State of Washington on January 27, 1986 and engaged in the sale of life insurance and annuity products. We changed our corporate location to Arkansas on August 31, 1991. On December 28, 2007, we became an indirect wholly owned subsidiary of AEGON USA, Inc. (“AEGON USA”). AEGON USA is indirectly owned by AEGON N.V. of the Netherlands, the securities of which are publicly traded. AEGON N.V. of the Netherlands conducts its business through subsidiary companies engaged primarily in the insurance business. Prior to July 1, 2010, we were known as Merrill Lynch Life Insurance Company. We were formerly an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. (“Merrill Lynch”), a corporation whose common stock is traded on the New York Stock Exchange. Our financial statements can be found in the Statement of Additional Information. You should consider them only in the context of our ability to meet any Contract obligation.

The Separate Account

The Merrill Lynch Life Variable Annuity Separate Account D (the “Separate Account”) offers through its subaccounts a variety of investment options. Each option has a different investment objective.

We established the Separate Account on June 21, 2002. It is governed by Arkansas law, our state of domicile. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940.

The Separate Account meets the definition of a separate account under the federal securities laws. The Separate Account’s assets are segregated from all of our other assets.

Segregation of Separate Account Assets

Effect of Segregation	•	Obligations to contract owners and beneficiaries that arise under the Contract are our obligations.
	•	We own all of the assets in the Separate Account.
	•	The Separate Account’s income, gains, and losses, whether or not realized, derived from Separate Account assets are credited to or charged against the Separate Account without regard to our other income, gains, or losses.
	•	The assets in each Separate Account will always be at least equal to the reserves and other liabilities of the Separate Account.
	•	If the Separate Account’s assets exceed the required reserves and other Contract liabilities, we may from time to time in the normal course of business, transfer the excess to our general account. Such excess amounts may include, without limitation, amounts representing fees and charges incurred, but not yet deducted from the Separate Account. Before making any such transfers, we will ensure that the Separate Account’s assets are sufficient to meet our obligations under the federal securities laws.
	•	The assets in the Separate Account, to the extent of its reserves and liabilities, may not be charged with liabilities arising out of any other business we conduct nor may the assets of the Separate Account be charged with any liabilities of other separate accounts.

Subaccount Investments

Subaccounts	•	Subaccounts may be added or closed in the future.

Performance of Similar Funds	•	All of the underlying mutual funds offered through this Separate Account are available to the general public.
	•	Although the investment objectives and policies of certain Funds are similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment adviser, subadviser, manager, or sponsor, we do not represent or assure that the investment results will be comparable to those of any other portfolio, even where the investment adviser, subadviser, or manager is the same.
	•	Certain Funds available through the Contract have names similar to funds not available through the Contract. The performance of a fund not available through the Contract does not indicate performance of a similarly named Fund available through the Contract. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in fund performance. For all these reasons, you should expect investment results to differ.

Investments of the Separate Account

General Information and Investment Risks

Information about investment objectives, management, policies, restrictions, expenses, risks, and all other aspects of fund operations can be found in the Funds’ prospectuses and Statements of Additional Information. Read these carefully before investing. Fund shares are currently sold to the Separate Account, separate accounts of Transamerica Advisors Life Insurance Company of New York (an indirect wholly owned subsidiary of AEGON USA), and members of the general public.

Generally, you should consider the Funds as long-term investments and vehicles for diversification, but not as a balanced investment program. Many of these Funds may not be appropriate as the exclusive investment to fund a Contract for all contract owners. The Fund prospectuses also describe certain additional risks, including investing on an international basis or in foreign securities and investing in lower rated or unrated fixed income securities. There is no guarantee that any Fund will be able to meet its investment objectives. Meeting these objectives depends upon future economic conditions and upon how well Fund management anticipates changes in economic conditions.

The Funds

The funds available under the Contract are listed in Appendix A.

Certain Payments We Receive With Regard to the Funds

We (and our affiliates) may directly or indirectly receive payments, which may be significant, from the Funds, their advisers, subadvisers, distributors, or affiliates thereof, in connection with certain administrative, marketing and other services we (and our affiliates) provide and expenses we incur. We (and/or our affiliates) generally receive three types of payments:

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Rule 12b-1 and Shareholder Service Fees. We receive 12b-1 or shareholder service fees from some Funds. These fees are deducted from the assets of the Funds and decrease the Funds’ investment returns. The percentages differ, and some Funds may pay more than others. Currently, these fees annually range from 0.125% to 0.35% of the average daily assets of the Funds attributable to the Contract and to certain other variable insurance contracts that we and our affiliates issue. We may continue to receive 12b-1 or shareholder service fees on subaccounts that are closed to new investments, depending on the terms of the agreements supporting those payments and on the services we or our affiliates provide.

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Recordkeeping Fees. We receive fees from Fund assets for certain recordkeeping and transfer agency services. These fees are deducted from the assets of the Funds and decrease the Funds’ investment returns. The percentages differ, and some Funds may pay more than others. Currently, these fees annually range from 0% to 0.10% of the average daily assets of the Funds attributable to the Contract and to certain other variable insurance contracts that we and our affiliates issue.

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Administrative, Marketing and Support Service Fees (“Support Fees”). As noted above, an investment adviser, subadviser, and/or distributor (or affiliates thereof) of the Funds may make payments to us and/or our affiliates. These payments may be used for a variety of purposes, including payment of expenses that we (and our affiliates) incur in promoting, marketing, and administering the Contract and, in our role as an intermediary, the Funds. We (and our affiliates) may profit from these payments. These payments may be derived, in whole or in part, from the investment advisory fee deducted from Fund assets. Contract owners, through their indirect investment in the Funds, bear the costs of these investment advisory fees. The amount of the payments we receive is based on a percentage of the assets of the particular Funds attributable to the Contract and to certain other variable insurance contracts that we and our affiliates issue. These percentages differ, and some advisers (or affiliates) may pay more than others. These percentages currently range from 0.0% to 0.30% annually.

The combined percentages we receive with regard to each Fund currently range from 0.325% to 0.55%. Furthermore, our parent, AEGON USA, receives indirect compensation on assets invested in AEGON USA’s proprietary Funds (the Transamerica Funds) because its affiliates receive compensation from the Funds for investment advisory, administrative, transfer agency, distribution, and/or other services. Thus, AEGON USA may receive more revenue with respect to proprietary Funds than nonproprietary Funds.

Proceeds from these payments by the Funds, the advisers, the subadvisers and/or their affiliates may be used for any corporate purpose, including payment of expenses (1) that we and our affiliates incur in promoting, marketing, and administering the Contract, and (2) that we incur, in our role as intermediary, in promoting, marketing, and administering the Funds. We and our affiliates may profit from these payments.

For further details about the compensation payments we make in connection with the sale of the Contracts, see “Other Information – Selling the Contract” in this prospectus.

Selection of Underlying Funds

We select the underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, performance, and/or the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Fund’s adviser is one of our affiliates or whether the Fund, its adviser, or an affiliate makes payments to us or our affiliates. For additional information on these arrangements, see “Certain Payments We Receive With Regard to the Funds.” We review the Funds periodically and may remove a Fund or limit its availability to new premiums and/or incoming transfers of account value if we determine that the Fund no longer meets one or more of the selection criteria, and/or if the Fund has not attracted significant allocations from Contract owners.

You are responsible for choosing the subaccounts or an asset allocation model (See “Asset Allocation Program”), and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the Funds that is available to you, including each Fund’s prospectus, statement of additional information, and annual and semi/annual reports. After you select subaccounts or a model for your initial premium payment, you should monitor and periodically reevaluate your allocations to determine if they are still appropriate.

The Company does not provide investment advice and does not recommend or endorse any particular underlying Fund or model. You bear the risk of any decline in the account value of your Contract resulting from the performance of the Funds you have chosen.

Other Share Classes and Portfolios

The Funds offer various classes of shares, each of which has a different level of expenses. Each Fund may also be a single series or portfolio of an open-end investment company that offers other series or portfolios. Accordingly, prospectuses for the Funds may provide information for share classes and series or portfolios that are not available through the Contract. When you consult the prospectus for any Fund, you should be careful to refer to only the information regarding the class of shares and particular series or portfolio that is available through the Contract.

Purchases and Redemptions of Fund Shares; Reinvestment

The Separate Account will purchase and redeem shares of the Funds at net asset value to provide benefits under the Contract. Fund distributions to the Separate Account are automatically reinvested at net asset value in additional shares of the Funds.

Substitution of Investments

We may substitute a different investment option for any of the current Funds. A substitution may become necessary if, in our judgment, a portfolio no longer suits the purposes of the Contracts or for any other reason in our sole discretion. This may happen due to a change in laws or regulations, or a change in a portfolio’s investment objectives or restrictions, or because the portfolio is no longer available for investment, or for some other reason. A substituted portfolio may have different fees and expenses. Substitution may be made with respect to existing account value or future premium payments, or both for some or all classes of Contracts. Furthermore, we may close subaccounts to allocation of new premium payments or incoming transfers of account value, or both for some or all classes of Contracts, at any time in our sole discretion. However, before any such substitution, we would obtain any necessary approval of the SEC and applicable state insurance departments. We will notify you of any substitutions.

Features and Benefits of the Contract

As we describe the Contract, we will often use the word “you.” In this context “you” means “contract owner.”

Ownership of the Contract

The contract owner is entitled to exercise all rights under the Contract. For IRA Contracts, Roth IRA Contracts, SEP IRA Contracts, or tax sheltered annuity Contracts, the contract owner and annuitant must be the same person. You may designate a beneficiary. If you die before the annuity date, the beneficiary will receive a death benefit. If you irrevocably name a beneficiary, you can later change the beneficiary only with the irrevocable beneficiary’s written consent. If an eligible spouse is named as the sole primary beneficiary, that spouse may continue the Contract as the new owner under the Spousal Beneficiary Continuation Option. See “Spousal Beneficiary Continuation Option.”

For Contracts purchased through an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account the contract owner will be the account, the annuitant must generally be the account owner, and the account must be the beneficiary.

Federal tax law does not permit a change of ownership of a qualified contract. We are not responsible for the tax consequences of any change in ownership. The Contract may not be sold, discounted, pledged, or assigned as collateral for a loan or as a security for the performance of any obligation unless permitted by law in your state.

Issuing the Contract

Issue Age. For IRA Contracts, Roth IRA Contracts, or SEP IRA Contracts, the contract owner and annuitant generally must be under 70 1/2 years old when we issue the Contract, unless certain exceptions are met. For Contracts purchased through an established IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account with MLPF&S, the owner of the Account and any annuitant must not be older than 80 years old when we issue the Contract.

•	If you elect the GMIB, no annuitant can be older than age 75 when we issue the Contract.

•	If you elect the GMIB EXTRA, no annuitant can be younger than age 45 or older than age 70 (75 if you purchased your Contract on or after June 23, 2008) when we issue the Contract.

•

If you elected a GMWB, no annuitant can be younger than age 60 (if you purchased your Contract prior to January 11, 2008) or age 55 (if you purchased your Contract on or after January 11, 2008, but before June 23, 2008) or older than age 80 when you elected the GMWB rider (there is no minimum age requirement if you purchased your Contract on or after June 23, 2008).

Information We Need To Issue The Contract. Before we issue the Contract, we need certain information from you. We may require you to complete and return certain documents in certain circumstances, such as when the Contract is being issued to replace, or in exchange for, another annuity or life insurance contract. Once we review and approve the documents or the information provided, and you pay the initial premium, we’ll issue a Contract. Generally, we’ll issue the Contract and invest the premium within two business days of our receiving your premium. If we haven’t received necessary information within five business days (or longer if you consent), we will return the premium and no Contract will be issued.

Right to Review (“Free Look”)

When you receive the Contract, review it carefully to make sure it is what you intended to purchase. Generally, within 10 days after you receive the Contract, you may return it for a refund. The Contract will then be deemed void. Some states allow a longer period of time to return the Contract, particularly if the Contract is replacing another contract.

To receive a refund, return the Contract along with your letter of instruction to the Service Center or to the Financial Advisor who sold it. If your state requires us to return your premium(s) in the event you exercise your right to cancel the Contract, we will refund the greater of all premium(s) paid into the Contract less any withdrawals or the account value less any bonus amounts as of the date we receive your returned Contract. If your state permits us to return the account value in the event you exercise your right to cancel the Contract, we’ll refund the account value less any bonus amounts as of the date we receive your returned Contract. For Contracts issued in California to contract owners who are 60 years of age or older and who directed us to invest the premiums immediately in a subaccount(s) other than the Ready Assets Prime Money Fund Subaccount, we’ll refund the account value less any bonus amounts as of the date we receive your returned Contract.

Classes

The Contract allows you to select one of several different charge structures, each referred to as a Class, based on your specific situation. Each Class imposes a different level of surrender charge and asset-based insurance charge. Depending on your needs and preferences, you can choose the Class that best meets your needs. Prior to issuance, you must select one of the following four available Classes of the Contract:

•

B Class — imposes a surrender charge on withdrawals equal to a maximum of 7.0% of each premium payment, reducing annually over 7 years following each premium payment. If you purchased your Contract prior to June 23, 2008, the asset-based insurance charge is 1.25% (guaranteed not to exceed 2.00%). If you purchased your Contract on or after June 23, 2008, the asset-based insurance charge is 1.35% (guaranteed not to exceed 2.00%);

•

L Class — imposes a surrender charge on withdrawals equal to a maximum of 6.0% of each premium payment, reducing annually over 4 years following each premium payment. If you purchased your Contract prior to June 23, 2008, the asset-based insurance charge is 1.45% (guaranteed not to exceed 2.00%). If you purchased your Contract on or after June 23, 2008, the asset-based insurance charge is 1.55% (guaranteed not to exceed 2.00%);

•

C Class — imposes a surrender charge on withdrawals equal to 2.0% of each premium payment during the first year following each premium payment. If you purchased your Contract prior to June 23, 2008, the asset-based insurance charge is 1.60% of subaccount assets (guaranteed not to exceed 2.00%). If you purchased your Contract on or after June 23, 2008, the asset-based insurance charge is 1.70% (guaranteed not to exceed 2.00%); and

•

XC Class — imposes a surrender charge on withdrawals equal to a maximum of 8.0% of each premium payment, reducing annually over 9 years following each premium payment. If you purchased your Contract prior to June 23, 2008, the asset-based insurance charge is 1.65% of subaccount assets (guaranteed not to exceed 2.00%). If you purchased your Contract on or after June 23, 2008, the asset-based insurance charge is 1.75% (guaranteed not to exceed 2.00%). If you select this Class, we will add a bonus amount to your account value each time you make a premium payment. Under certain circumstances, we may recapture all or a portion of the bonus amount.

Bonus Payment and Recapture (For XC Class)

With regard to your initial premium payment, we will add the applicable bonus amount to your account value on the contract date. With regard to each additional premium payment, we will add the applicable bonus amount to your account value at the end of the valuation period during which that premium payment is received and accepted at our Service Center. The bonus amount is allocated among the subaccounts in the same manner as the corresponding premium payment.

Each premium payment is allocated to the bonus tiers shown below based on the amount of cumulative premium payments. Each bonus tier amount is the amount of the premium payment allocated to that tier multiplied by the current bonus percentage associated with that tier. The bonus amount attributable to the premium payment is the sum of the bonus tier amounts. Because of the way the tiers work, it may not be advantageous to purchase multiple XC Class Contracts.

We may change the current bonus percentages, but they will never be less than the minimum bonus percentages listed in the table. Any changes may apply to newly issued Contracts and to subsequent premium payments for existing Contracts.

Tier	If Cumulative Premium Payments Are:	Then Maximum Bonus Percentage Is:	Then Current Bonus Percentage Is:	Then Minimum Bonus Percentage Is:
1	Less than or equal to $25,000	5.0%	4.5%	3.0%
2	Greater than $25,000 but less than or equal to $125,000	5.5%	4.5%	3.0%
3	Greater than $125,000 but less than or equal to $500,000	5.5%	4.5%	3.5%
4	Greater than $500,000 but less than or equal to $1,000,000	6.0%	4.5%	4.0%
5	Greater than $1,000,000	7.0%	4.5%	4.5%

We may apply different bonus percentages to each premium payment by breaking out the payment according to the ranges in the above table and multiplying the portion of the payment allocated to each tier by that tier’s current bonus percentage. However, a premium payment will only be allocated to the first tier if cumulative premium payments are less than or equal to $25,000. If the initial premium payment exceeds $25,000, the first tier will not apply and the second tier will apply to all cumulative premiums less than or equal to $125,000.

For example, an initial premium payment of $20,000 would receive a maximum bonus amount of $1,000 ($20,000 × 0.05 (tier 1)). If the initial premium payment is $100,000, the maximum bonus amount would be $5,500 ($100,000 × 0.055 (tier 2)). However, an initial premium payment of $700,000 would receive a maximum bonus amount of $39,500 ($125,000 × 0.055 (tier 2) + $375,000 × 0.055 (tier 3) + $200,000 × 0.06 (tier 4)). When calculating each bonus amount, “cumulative premium payments” do not include bonus amounts we have previously added to your account value.

From time to time, we may offer a promotional program with promotional rates for XC Class Contracts issued within specified periods of time (each a “Promotional Period”). Such promotional programs may apply to initial and/or subsequent premium payments received during the Promotional Period. Initial and/or subsequent premium payments received after the Promotional Period will receive the current bonus percentage in effect at that time. No bonus amount (or subsequent recapture thereof as discussed below) applied pursuant to a promotional program will be based on a percentage that exceeds the maximum bonus percentages shown in the above table. We may terminate any promotional program, or offer another promotional program, at any time in our sole discretion.

If you return the Contract during the “free look” period (see “Right to Review (“Free Look”)”), we will take back all of the bonus amount(s) we added to your Contract (i.e., recapture it). In addition, we may recapture the bonus in other circumstances. If you surrender the Contract within the three year period following our receipt of a premium payment, we will recapture all or a portion of the bonus amount; if you make a partial withdrawal within the three year period following our receipt of a premium payment, we may recapture all or a portion of the bonus amount. The bonus recapture percentages are presented in the following schedule:

Completed Years Since Receipt	Bonus Recapture Percentage for Surrenders and Partial Withdrawals
0	100%
1	65%
2	30%
3+	0%

If you die (or the annuitant dies if the contract owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account), we will only recapture the bonus amounts credited within the six months prior to the date of death and any bonus amount credited after the date of death. The amount recaptured will be based on the schedule shown above. If you die and your spouse continues the Contract, any remaining bonus amounts will no longer be subject to recapture. We do not recapture any bonus amounts on annuitization.

We will recapture bonus amounts from your account value at the end of the valuation period during which your transaction request for payment of a death benefit and due proof of death documentation is received and accepted at our Service Center.

For each premium payment, the bonus amount subject to recapture is equal to the applicable bonus recapture percentage multiplied by [(a) minus (b)] where:

(a)	is the bonus amount attributable to that premium; and

(b)	is the sum of: each previously recaptured bonus amount attributable to that premium payment divided by the bonus recapture percentage on the date such amount was recaptured.

If you make a partial withdrawal, we will deduct bonus amounts subject to recapture based on the associated premiums withdrawn from the Contract, which are assumed to be withdrawn on a “First In, First Out” (or “FIFO”) basis. Currently, we do not recapture any bonus amounts on withdrawals that are within the “free withdrawal amount.” The amount recaptured is based on the bonus amount subject to recapture multiplied by the ratio of: (i) the associated premium withdrawn which was subject to a surrender charge to (ii) the total amount of that premium remaining in the Contract immediately prior to the withdrawal which was subject to a surrender charge. We will deduct each recaptured bonus amount on a pro rata basis from among the subaccounts you are invested in, based on the ratio of your subaccount value to your account value before the partial withdrawal.

If we recapture a bonus, we will take back the bonus amount as if it had never been applied. However, you bear any investment loss and will retain any investment gain attributable to the bonus. We will not recredit any charges, including asset-based insurance charges, imposed on a bonus amount we later take back.

For an example of how we calculate and recapture bonus amounts, see Appendix B.

The XC Class imposes higher fees and charges that are used to fully or partially offset bonus amounts paid into the Contract. During the surrender charge period, the amount of the bonus may be more than offset by the applicable bonus recapture percentages, higher surrender charges, and higher asset-based insurance charges. Contract Classes that do not offer a bonus amount and have lower fees and charges may provide larger cash surrender values than the XC Class, depending on the performance of your chosen subaccounts. We encourage you to talk with your Financial Adviser and determine which Class of the Contract is most appropriate for you.

Premiums

Minimum and Maximum Premiums. The initial premium must be $10,000 or more. The minimum subsequent premium is $50. No additional premium payments will be accepted on or after the owner (or the annuitant if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) reaches age 85. The minimum premiums do not vary by Class. We may refuse to accept additional premiums, if the total premiums paid under all variable annuity contracts issued by us or any other life insurance company affiliate, on your life (or the life of the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) exceed $1,000,000. New contributions (i.e., contributions other than transfers and rollovers) cannot be made to an IRA after age 70 1/2; however, if the Contract is held by an IRA Account, Roth IRA Account, SIMPLE IRA Account, and SEP IRA Account, we will accept new contributions into the Contract but not the Account. Restrictions on your subsequent premiums also apply if you elected a GMWB. (See “Guaranteed Minimum Withdrawal Benefit” later in this Prospectus.)

The Contract must be issued as an IRA Contract, Roth IRA Contract, or SEP IRA Contract, or purchased through an established IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account with MLPF&S. Please note that prior to September 25, 2007, this Contract was permitted to be issued as a tax sheltered annuity contract. However, effective September 25, 2007, we no longer accept any additional contributions from any source to your 403(b) Contract. In addition, effective September 25, 2007, we prohibit the issue of a 403(b) Contract in an exchange for the 403(b) contract or custodial account of another provider. Federal law limits maximum annual contributions to the Contract. For IRA Contracts, Roth IRA Contracts, or SEP IRA Contracts, we accept the following as initial premiums:

•	rollover contributions from certain qualified plans, governmental 457(b) plans, and IRAs;

•	amounts transferred from another IRA; and

•	contributions made pursuant to a Simplified Employee Pension up to certain limits.

Additional premiums will be accepted but cannot exceed the annual contribution limits for a calendar year, as specified under the IRC. The contract owner must determine whether any premium qualifies as a permissible contribution subject to favorable tax treatment under the IRC. The contract owner must also determine whether such amount qualifies as a permissible rollover contribution for income tax purposes.

How to Make Payments. You must either make premium payments directly to our Service Center at the address printed on the first page of this Prospectus or have the money transferred from your MLPF&S brokerage account.

Premium Investments. As you direct, we will put premiums into the subaccounts corresponding to the Funds in which we invest account value. If your state requires us to return your premium(s) in the event you exercise your right to cancel the Contract, we will place your premium(s) into the Ready Assets Prime Money Fund Subaccount for the first 14 days following the contract date. After 14 days, we’ll put the money into the subaccounts you’ve selected or according to the composition of the asset allocation model you’ve selected in effect at that time. If you have not made any withdrawals and we have placed your premiums in the Ready Assets Prime Money Fund Subaccount for the first 14 days as described above, we guarantee we will allocate at least your premiums to your selected subaccounts after the 14 day period, regardless of charges or investment performance. We will not provide this guarantee to contract owners, in states where we return account value, who elect to put their premiums into the Ready Assets Prime Money Fund Subaccount. We reserve the right to discontinue providing this guarantee for Contracts issued after a specified date. If your state permits us to return the account value in the event you exercise your right to cancel the Contract, we’ll invest your premium immediately in the subaccounts you’ve selected or according to the composition of the asset allocation model you’ve selected in effect at that time. However, for Contracts issued in California, for contract owners who are 60 years of age or older, we will put all premiums in the Ready Assets Prime Money Fund Subaccount for the first 35 days following the contract date, unless this contract owner directs us to invest the premiums immediately in other subaccounts. We also will not provide the guarantee discussed above to Contracts issued in California for contract owners who are 60 years of age or older, whose premiums are invested in the Ready Assets Prime Money Fund Subaccount.

Currently, you may allocate your premium among up to 20 of the subaccounts. Allocations must be made in whole numbers. For example, 12% of a premium received may be allocated to the BlackRock Basic Value Subaccount, 58% allocated to the BlackRock Total Return Subaccount, and 30% allocated to the BlackRock Captital Appreciation Subaccount. However, you may not allocate 33 1/3% to the BlackRock Basic Value Subaccount and 66 2/3% to the BlackRock Capital Appreciation Subaccount. If we don’t get allocation instructions when we receive subsequent premiums, we will allocate those premiums according to the allocation instructions we have on file. If your existing allocation instructions include any subaccounts that are closed, we will not accept the premium payment. We reserve the right to modify the limit on the number of subaccounts to which future allocations may be made.

Accumulation Units

Each subaccount has a distinct value for each Class, called the accumulation unit value. The accumulation unit value for each Class and subaccount varies daily with the performance and expenses of the corresponding Fund. We use this value to determine the number of subaccount accumulation units represented by your investment in a subaccount.

How Are My Contract Transactions Priced?

•      We calculate a Class-specific accumulation unit value for each subaccount at the close of trading on each day that the New York Stock Exchange is open.

•      Transactions are priced, which means that accumulation units in your Contract are purchased (added to your Contract) or redeemed (taken out of your Contract), at the accumulation unit value next calculated after our Service Center receives notice of the transaction.

•      For premium payments, bonus amounts under an XC Class Contract, and transfers into a subaccount accumulation units are purchased.

•      For payment of Contract proceeds (i.e., withdrawals, surrenders, annuitization, and death benefits), transfers out of a subaccount, and deductions for any contract fee, any surrender charge, any recapture of bonus amounts (for an XC Class Contract), any ADB charge, any GMDB charge, any GMIB charge, or any GMWB charge, any transfer fee, and any premium taxes due, accumulation units are redeemed.

•      To the extent permitted by law, we may change when the accumulation unit value is calculated by giving you 30 days notice or we may defer calculation of the accumulation unit value if an emergency exists making valuation of assets in the Separate Account not reasonable, practicable or if the SEC permits such deferral.

How Do We Determine The Number of Units?

•      We determine the number of accumulation units purchased by dividing the dollar value of the premium payment, bonus amount under an XC Class Contract, or the amount transferred into a Class of a subaccount by the value of one accumulation unit for that Class of the subaccount for the valuation period in which the premium payment or transfer is made or bonus amount is added.

•      Similarly, we determine the number of accumulation units redeemed by dividing the dollar value of the amount of the Contract proceeds (i.e., withdrawals, surrenders, annuitization, and death benefits), transfers out of a Class of the subaccount, and deductions for any contract fee, any surrender charge, any recapture of bonus amounts (for an XC Class Contract), any ADB charge, any GMDB charge, any GMIB charge, or any GMWB charge, any transfer fee, and any premium taxes due by the value of one accumulation unit for that Class of a subaccount for the valuation period in which the redemption is made.

•      The number of subaccount accumulation units for a Contract will therefore increase or decrease as these transactions are made.

•      The number of subaccount accumulation units will not change as a result of investment experience or the deduction of asset-based insurance charges. Instead, this charge and investment experience are reflected in the calculation of the accumulation unit values.

When we establish a subaccount, we set an initial value for an accumulation unit for each Class of that subaccount. Accumulation unit values increase, decrease, or stay the same from one valuation period to the next. An accumulation unit value for any valuation period is determined by multiplying the accumulation unit value for that Class and subaccount for the prior valuation period by the net investment factor for that Class and subaccount for the current valuation period.

The net investment factor is an index used to measure the investment performance of a Class of a subaccount from one valuation period to the next. For any Class of any subaccount, we determine the net investment factor by dividing the value of the assets of that subaccount for that valuation period by the value of the assets of the subaccount for the preceding valuation period. We subtract from that result the daily equivalent of the asset-based insurance charge for that Class and subaccount for the valuation period. We also take reinvestment of dividends and capital gains into account when we determine the net investment factor.

We may adjust the net investment factor to make provisions for any change in tax law that requires us to pay tax on earnings in the Separate Account or any charge that may be assessed against the Separate Account for assessments or premium taxes or federal, state or local excise, profits or income taxes measured by or attributable to the receipt of premiums. (See “Charges, Deductions, and Credits – Other Charges.”)

Transfers Among Subaccounts

General. Before the annuity date, you may transfer all or part of your account value among the subaccounts up to twelve times per contract year without charge. You can make additional transfers among subaccounts during the contract year, but we will charge you $25 (guaranteed not to exceed $30) for each extra transfer. We will deduct the transfer fee pro rata from the amount transferred. If your premium(s) is placed in the Ready Assets Prime Money Fund Subaccount for the first 14 days following the contract date (35 days in California, if the premium(s) is required to be allocated to the Ready Assets Prime Money Fund Subaccount), you may not make transfers during this period. Transfers made by us under the Dollar Cost Averaging Program, the Asset Allocation Program, and the Rebalancing Program will not count toward the twelve transfers permitted among subaccounts per contract year without charge. (See “Dollar Cost Averaging Program,” “Asset Allocation Program,” and “Rebalancing Program.”)

Transfers among subaccounts may be made in specific dollar amounts or as a percentage of account value. You must transfer at least $100 or the total value of a subaccount, if less. Your minimum value remaining in a subaccount after a transfer must be at least $100, or we will transfer the total value of that subaccount.

You may request transfers in writing or, once we receive proper telephone authorization, by telephone. Once we receive proper authorization, transfer requests may also be made through your Financial Advisor, or another person you designate. Transfers will be processed as of the end of the valuation period on the date the Service Center receives all the information necessary to process the transfer. Where you or your authorized representative have not given instructions to a Service Center representative prior to 4:00 p.m. (ET), even if due to our delay in answering your call, we will consider telephone transfer requests to be received the following business day. (See “Other Information – Notices and Elections” for additional information on potential delays applicable to telephone transactions.)

Disruptive Trading. Frequent or short-term transfers among subaccounts, such as those associated with “market timing” transactions, can adversely affect the Funds and the returns achieved by contract owners. In particular, such transfers may dilute the value of the Fund shares, interfere with the efficient management of the Funds’ investments, and increase brokerage and administrative costs of the Funds. Accordingly, frequent or short-term transfers by a contract owner among the subaccounts may adversely affect the long-term performance of the Funds, which may, in turn, adversely affect other contract owners and other persons who may have an interest in the Contract (e.g., annuitants and beneficiaries). In order to try to protect our contract owners and the Funds from potentially disruptive or harmful trading activity, we have adopted certain policies and procedures (“Disruptive Trading Procedures”). We employ various means to try to detect such transfer activity, such as periodically examining the number of “round trip” transfers into and out of particular subaccounts made by contract owners within given periods of time and/or examining transfer activity identified by the Funds on a case-by-case basis.

Our policies and procedures may result in restrictions being applied to contract owners who are found to be engaged in disruptive trading activities. Contract owners will be provided one warning in writing prior to imposition of any restrictions on transfers. If a “warned” contract owner engages in any further disruptive trading activities within the six-month period following a warning letter, we will notify the contract owner in writing of the restrictions that will apply to future transfers under a Contract. Currently, our restrictions require such contract owners to submit all future transfer requests through regular U.S. mail (thereby refusing to accept transfer requests via overnight delivery service, telephone, Internet, facsimile, other electronic means, or through your Financial Advisor). We will also require that the contract owner’s signature requests be notarized or signature guaranteed.

If this restriction fails to limit further disruptive trading activities, we may additionally require a minimum time period between each transfer and refuse to execute future transfer requests that violate our Disruptive Trading Procedures. We currently do not, but may in the future, impose different restrictions, such as:

•	not accepting a transfer request from a third party acting under authorization on behalf of more than one contract owner;
•	limiting the dollar or percentage of account value that may be transferred among the subaccounts at any one time; and
•	imposing a redemption fee on certain transfers.

Because we have adopted our Disruptive Trading Procedures as a preventative measure to protect contract owners from the potential adverse effects of harmful trading activity, we will impose the restriction stated in the notification on that contract owner even if we cannot identify, in the particular circumstances, any harmful effect from that contract owner’s future transfers.

Despite our best efforts, we cannot guarantee that our Disruptive Trading Procedures will detect every potential contract owner engaged in disruptive trading activity, but we apply our Disruptive Trading Procedures consistently to all contract owners without special arrangement, waiver, or exception. Our ability to detect and deter such transfer activity may be limited by our operational systems and technological limitations. Furthermore, the identification of contract owners determined to be engaged in disruptive or harmful transfer activity involves judgments that are inherently subjective and consequently may result in certain trading activities being prohibited while others are allowed to proceed. In our sole discretion, we may revise our Disruptive Trading Procedures at any time without prior notice as necessary to better detect and deter frequent or short-term transfers that may adversely affect other contract owners or the Funds, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on contract owners engaged in disruptive trading activity. In addition, the other insurance companies and/or retirement plans that invest in the Funds may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we also cannot guarantee that the Funds (and thus contract owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Funds.

The Funds available as investment options under the Contract may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Funds describe any such policies and procedures. The disruptive trading policies and procedures of a Fund may be different, and more or less restrictive, than our Disruptive Trading Procedures or the disruptive trading policies and procedures of other Funds. We may not have the contractual authority or the operational capacity to apply the disruptive trading policies and procedures of the respective Funds that would be affected by the transfers. However, we have entered into a written agreement, as required by SEC regulation, with each Fund or its principal underwriter that obligates us to provide to the Fund, promptly upon request, certain information about the trading activity of individual contract owners, and to execute instructions from the Fund to restrict or prohibit further premium payments or transfers by specific contract owners who violate the disruptive trading policies established by the Fund.

Accordingly, to the extent permitted by applicable law, we reserve the right to refuse to make a transfer at any time that we are unable to purchase or redeem shares of any of the Funds available through the Separate Account, including any refusal or restriction on purchases or redemptions of their shares as a result of a Fund’s own policies and procedures on disruptive trading activities.

Contract owners and other persons with interests in the Contracts also should be aware that the purchase and redemption orders received by the Funds generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Funds’ ability to apply their respective disruptive trading policies and procedures. In addition, if a Fund believes that an omnibus order we submit may reflect one or more transfer requests from contract owners engaged in disruptive trading activity, the Fund may reject the entire omnibus order.

In the future, some Funds may begin imposing redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the Funds.

Dollar Cost Averaging Program

What Is It? The Contract offers an optional transfer program called Dollar Cost Averaging (“DCA”). This program may not begin until at least 30 days after the contract date. This program allows you to reallocate money at monthly or quarterly intervals from a designated subaccount to one or more other subaccounts. The DCA Program is intended to reduce the effect of short term price fluctuations on investment cost. Since we transfer the same dollar amount to selected subaccounts monthly or quarterly, the DCA Program allows you to purchase more accumulation units when prices are low and fewer accumulation units when prices are high. Therefore, you may achieve a lower average cost per accumulation unit over the long-term. However, it is important to understand that a DCA Program does not assure a profit or protect against loss in a declining market. If you choose to participate in the DCA Program you should have the financial ability to continue making transfers through periods of fluctuating markets.

If you choose to participate in the DCA Program, each month or quarter we will transfer amounts from the subaccount that you designate and allocate them, in accordance with your allocation instructions, to the subaccounts that you select, as described in “Minimum Amounts” below.

If you choose the Asset Allocation Program or the Rebalancing Program, or if you elected either a GMWB or a GMIB EXTRA, you cannot use the DCA Program. We reserve the right to make changes to this program at any time.

Participating in the DCA Program. You can choose the DCA Program before the annuity date. You may elect the DCA Program in writing or, once we receive proper telephone authorization, by telephone. Once you start using the DCA Program, you must continue it for at least three months. After three months, you may cancel the DCA Program at any time by notifying us in a form satisfactory to us. Once you reach the annuity date, you may no longer use this program.

Minimum Amounts. To elect the DCA Program, you need to have a minimum amount of money in the designated subaccount from which the DCA transfers will be made. We determine the amount by multiplying the specified length of your DCA Program in months or quarters by your specified monthly or quarterly transfer amount. Amounts of $100 or more must be allotted for each transfer in the DCA Program. We reserve the right to change these minimums. Allocations must be designated in whole percentage increments. No specific dollar amount designations may be made. Should the amount in your designated subaccount drop below the selected monthly or quarterly transfer amount you will need to put more money in to continue the DCA Program.

When Do We Make DCA Transfers? You select the date for DCA transfers, within certain limitations. We will make the first DCA transfer on the selected date following the later of 30 days (35 days in California if the premium(s) is required to be allocated to the Ready Assets Prime Money Fund Subaccount) after the contract date or the date we receive notice of your DCA election at our Service Center.

We’ll make subsequent DCA transfers on the same day of each succeeding month or quarter. You may change the frequency of the DCA transfer at any time. Currently, we don’t charge for DCA transfers; they are in addition to the twelve annual transfers permitted without charge under the Contract each contract year.

Asset Allocation Program

The following is a general description of the Asset Allocation Program. A complete description is available in the brochure for the Program. This disclosure explains the material features of the Asset Allocation Program. The application and operation of the Asset Allocation Program are subject to the terms and conditions of the contract itself.

General. We make available to contract owners an Asset Allocation Program, for which our affiliate Transamerica Asset Management, Inc. (“TAM”) provides investment advice. TAM is an investment adviser registered under the Investment Advisers Act of 1940. As compensation for its services, we currently pay TAM 0.0375% of the value of the assets in the Merrill Lynch Investor Choice Annuity® and the IRA Annuity® product’s Asset Allocation Programs. We pay compensation for these services from our own company assets. We may alter the amount we pay, or cease paying, TAM for these services at any time in our sole discretion. If you participate in the Asset Allocation Program, TAM serves as investment adviser solely for the purposes of the development of the asset allocation models and periodic updates to the models. The Asset Allocation Program can be elected at issue or in writing or by proper telephone authorization at any time after issue. If you elect the Asset Allocation Program you must include all contract value in the Program. You do not pay a fee for participation in the Asset Allocation Program. We may perform certain administrative functions on behalf of TAM; however, we are not registered as an investment adviser and are not providing any investment advice in making the Program available. Furthermore, your Financial Advisor is not providing any investment advice related to the Asset Allocation Program.

There is no assurance that investment returns will be better through participation in the Asset Allocation Program. Your Contract may still lose money and experience volatility.

Asset Allocation Models. Except as described below, a contract owner electing to participate in the Asset Allocation Program (a “Program participant”) will elect to have his or her contract value allocated according to one of the model portfolios developed by TAM. There are currently six asset allocation models to choose from:

•	Conservative (formerly, Capital Preservation) – seeks capital preservation

•	Moderately Conservative (formerly, Income) – seeks income

•	Moderate (formerly, Income & Growth) – seeks income and growth

•	Moderately Aggressive (formerly, Growth) – seeks growth

•	Aggressive (formerly, Aggressive Growth) – seeks aggressive growth

•	All Equity Plus – seeks aggressive growth

When electing the Asset Allocation Program, Program participants must complete a standardized questionnaire. Your Financial Advisor can assist you in completing the questionnaire. Based on the results of the questionnaire, one of the asset allocation models is matched to the Program participant based on his or her financial situation, investment objectives, and risk tolerance. Each asset allocation model is intended for a specific type of investor, from aggressive to conservative, but the models are not constructed on an individualized basis for any one Program participant. Each model identifies one or more specific subaccounts and the percentage of premium or contract value allocated to each of those subaccount(s). The Program participant then selects from the available asset allocation models, and may select a model other than the model indicated by the questionnaire.

All of the asset allocation models except the All Equity Plus model may include subaccount(s) which invest in fixed income funds, the concentration and selection of which depends on the particular investment risk for that model. It is intended that the All Equity Plus model will not use any fixed income funds and thus may be more aggressive than the other models available. You should only select the All Equity Plus model if it is appropriate for your investment goals and risk tolerance. You may lose money by investing in an asset allocation model, the model may not perform as intended, an asset allocation model may perform better or worse than other models, and the models depend on the performance of the underlying funds of each model. The asset allocation models may be unsuccessful in maximizing returns and/or avoiding investment losses.

Certain Asset Allocation Models may be used to satisfy the Allocation Guidelines and Restrictions required by certain guarantees. (See “Guaranteed Minimum Income Benefit EXTRA” or “Guaranteed Minimum Withdrawal Benefit.”)

Changes to the Composition of Asset Allocation Models. On a quarterly basis, TAM reviews the asset allocation models and may adjust the composition of each model, which may include changes to the subaccount(s) in the model and/or the percentage allocations. Any adjustments become effective on the last business day of the calendar quarter.

If, as a result of such review, a change is made to an asset allocation model, TAM will notify Program participants in advance of the change, and each Program participant will have the opportunity to reject the change. A Program participant who chooses to reject a model change creates his or her own portfolio (a “self-directed portfolio”). TAM provides no investment advice related to the creation of a self-directed portfolio. Once a Program participant has rejected a change in a model, the Asset Allocation Program will be terminated as to that Program participant. Therefore, a Program participant who rejects a model change and thereby creates a self-directed portfolio will no longer receive written materials from TAM about the changes being made to the models. However, those Program participants can elect at any time to again participate in the Asset Allocation Program.

Contract owners who elect, either at issue or with respect to an existing Contract, to participate in the Asset Allocation Program within three weeks prior to the end of a calendar quarter will be provided with information regarding the composition of both the current asset allocation model, as well as any changes to the model which will become effective on the last day of the calendar quarter.

Initial Allocation to the Selected Asset Allocation Model. At the time you elect the Asset Allocation Program, you may choose to reallocate your contract value on the date of your election to the asset allocation model currently in effect, or you may choose to have your contract value reallocated on the last business day of the calendar quarter in which we receive the information necessary to process your request to the asset allocation model in effect for the calendar quarter following your election.

Quarterly Rebalancing. On the last day of each calendar quarter, we automatically rebalance the contract value to maintain the subaccount(s) and percentages for each Program participant’s selected asset allocation model. If the last day of the calendar quarter reflects a non-business day, your contract will be reallocated as of the close of the next business day. This quarterly rebalancing takes account of:

•	increases and decreases in contract value in each subaccount due to subaccount performance,

•	increases and decreases in contract value in each subaccount due to withdrawals (particularly if taken from specific subaccounts designated by the contract owner), and premium payments, and

•	any adjustments TAM has made to the selected model.

The first quarterly rebalancing will occur at the end of the first calendar quarter following the date the Program participant elects to participate in the Asset Allocation Program.

We will not automatically rebalance self-directed portfolios unless the contract owner elects the Rebalancing Program.

Allocation of Future Premiums. The asset allocation model that a Program participant selects will override any prior percentage allocations that the Program participant may have chosen and all future premiums will be allocated accordingly. In addition, in the event that a Program participant terminates his or her participation in the Program, unless we receive different instructions, any future premium payments will be allocated according to the percentage allocations of the previously selected model under the Program at the time the Program participant elected to terminate his or her participation.

Other Information. At any time, a Program participant can request to change his or her selected model or can elect to terminate his or her participation in the Asset Allocation Program and allocate his or her contract value among the subaccounts. If a Program participant allocates contract value among the subaccounts, his or her participation in the Asset Allocation Program will terminate and we will consider the Program participant to be in a self-directed portfolio.

TAM will remind Program participants at least annually to determine whether the Program participant’s financial situation or investment objectives have changed. In addition, when we notify Program participants quarterly of changes to the models, we also will instruct them to notify their Financial Advisor of any changes to their financial situation or investment objectives or contact us if they wish to change their selected model or create a self-directed portfolio.

Funds selected by TAM to be part of an asset allocation model may be advised or subadvised by TAM or one of its affiliates. To the extent that TAM includes such proprietary Funds in its models, TAM and/or its affiliates will receive additional compensation from the advisory fees of the Funds. (See “Certain Payments We Receive With Regard to the Funds” for information on compensation with regard to proprietary Funds.) TAM considers the compensation it receives, among a number of other factors, when deciding to include proprietary funds in the asset allocation models. You should be aware of this potential financial benefit if you elect to participate in the Asset Allocation Program.

For more information on TAM’s role as investment adviser for the Program, please see TAM’s brochure from their Form ADV, the SEC investment adviser registration form, which will be delivered to Program participants at the time they enroll in the Program and annually thereafter. Please contact us if you would like to receive a copy of this brochure. Program participants may also contact us at 1-800-535-5549 with questions about the Asset Allocation Program or the asset allocation models at any time.

Currently, we don’t charge for transfers under the Asset Allocation Program; they are in addition to the twelve annual transfers permitted without charge under the Contract. If you choose the DCA Program or the Rebalancing Program, you cannot also elect the Asset Allocation Program.

This Asset Allocation Program may be terminated or altered at any time by us with regard to existing Contracts or future Contracts, or both, for some or all classes of Contracts.

Rebalancing Program

Under the Rebalancing Program, we will allocate your premiums and rebalance your account value monthly, quarterly, semi-annually, or annually based on the rebalancing date you select and according to the subaccounts and percentages you select based on your investment goals and risk tolerance.

If you elect the Rebalancing Program, we allocate your premiums in accordance with the subaccounts and percentages you have selected. You select the rebalancing frequency and the date for the initial rebalancing within certain limitations. The date you select cannot be earlier than 30 days from the contract date. On the date you select and on each rebalancing date thereafter based on the rebalancing frequency you select, we automatically reallocate your account value to maintain the particular percentage allocation among the subaccounts that you have selected. If based on your selected date, rebalancing would occur on a date that is not a business day, the rebalancing will occur on the business day following your selected date. You may change the frequency of the Rebalancing Program at any time.

We perform this periodic rebalancing to take account of:

•	increases and decreases in account value in each subaccount due to subaccount performance, and
•	increases and decreases in account value in each subaccount due to withdrawals, transfers, and premium payments.

The Rebalancing Program can be elected at issue or at any time after issue. You may elect the Rebalancing Program in writing or, once we receive proper telephone authorization, by telephone. If you elect the Rebalancing Program, you must include all account value in the program. Unless you instruct us otherwise, we allocate all premiums in accordance with the particular percentage allocation among the subaccounts that you have selected. The percentages that you select under the Rebalancing Program will override any prior percentage allocations that you have chosen and we will allocate all future premiums accordingly. You may change your allocations at any time. Once elected, you may instruct us, in a form satisfactory to us, at any time to terminate the program. Currently, we don’t charge for transfers under this program; they are in addition to the twelve annual transfers permitted without charge under the Contract each contract year.

For self-directed portfolios, future premiums for which no specific allocation instructions are received will be allocated in accordance with the last allocation instructions we received, which may have been a prior version of the Program participant’s asset allocation model. Accordingly, Program participants with self-directed portfolios should consider providing specific allocation instructions with each premium payment or contacting us to update their default allocation instructions.

The Rebalancing Program in accordance with certain allocation parameters may be used to satisfy the Allocation Guidelines and Restrictions required by certain guarantees. (See “Guaranteed Minimum Income Benefit EXTRA” or “Guaranteed Minimum Withdrawal Benefit.”)

We reserve the right to make changes to this program at any time. If you choose the Asset Allocation Program or the DCA Program, you cannot also elect the Rebalancing Program.

Partial Withdrawals

When and How Partial Withdrawals are Made. Before the annuity date, you may make lump-sum withdrawals from the Contract. Under certain circumstances, you may make systematic withdrawals. (See “Partial Withdrawals – Systematic Withdrawal Program.”) Surrender charges may apply and, for XC Class Contracts, bonus amounts may be recaptured. (See “Features and Benefits of the Contract – Bonus Payment and Recapture” for more information on bonus recapture.) We don’t impose a surrender charge on withdrawals to the extent that they do not exceed the “free withdrawal amount” determined as of the date of the withdrawal request.

The “free withdrawal amount” equals the greater of (a) or (b), where:

(a) = the sum of: 10% of the amount of each premium subject to a surrender charge (not to exceed the amount of each premium that has not been previously withdrawn as of the beginning of the contract year); less any prior withdrawals during that contract year; and

(b) = the gain in the Contract plus premiums remaining in the Contract that are no longer subject to a surrender charge.

The gain in the Contract is determined as the excess, if any, of (b) over (a) where:	(a) = all premiums paid into the Contract less prior withdrawals of premiums, and (b) = the contract value just prior to the withdrawal.

Any amount previously withdrawn from the Contract during that contract year will be taken into account in determining the “free withdrawal amount” available as of the date of the withdrawal request. For withdrawals in any contract year, we assume gain is withdrawn first, followed by premiums. We do not currently recapture bonus amounts for withdrawals within the “free withdrawal amount.” Premiums are assumed to be withdrawn on a first-in, first-out (“FIFO”) basis.

Remember that partial withdrawals will reduce your account value. Depending on its amount and timing, a withdrawal may considerably reduce or eliminate some of the benefits and guarantees provided by your Contract. For example, partial withdrawals may reduce benefits under the GMWB rider by substantially more than the amount withdrawn. You should carefully consider whether a partial withdrawal under a particular circumstance will have a negative impact to your benefits or guarantees. The impact of partial withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.

Withdrawals may be subject to tax and prior to age 59 1/2 may also be subject to a 10% federal penalty tax. Withdrawals from tax sheltered annuity Contracts are restricted. Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that withdrawals you request from a tax sheltered annuity Contract comply with applicable tax requirements before we process your request. (See “Federal Tax Matters.”)

Example. Assume that you paid an initial premium of $100,000 for a Class B Contract. Assume that your account value equals $105,000 on a subsequent date due to positive investment performance. On that date, you withdraw $20,000. The “free withdrawal amount” equals $10,000 determined as the greater of (a) 10% of each premium subject to a surrender charge (not to exceed the premiums that had not been previously withdrawn as of the beginning of the contract year), less any prior withdrawals during that contract year (10% of $100,000 = $10,000); and (b) gain ($105,000 – $100,000 = $5,000). Accordingly, $10,000 of your withdrawal would not be subject to a surrender charge, while the remaining $10,000 would be subject to a surrender charge.

Unless you direct us otherwise, we will make lump-sum withdrawals from subaccounts in the same proportion as the subaccounts bear to your account value. You may make a withdrawal request in writing to our Service Center or, once we’ve received a proper telephone authorization, by telephone. You may direct your withdrawal to be paid into your bank account or other financial institution or sent to the address of record. We will process your partial withdrawal as of the end of the valuation period during which we receive the necessary information. Where you or your authorized representative have not given instructions to a Service Center representative prior to 4:00 p.m. (ET), even if due to our delay in answering your call, we will consider telephone withdrawal requests to be received the following business day. (See “Other Information – Notices and Elections” for additional information on potential delays applicable to telephone transactions.)

Minimum Amounts. The minimum amount that may be withdrawn is $40. Unless you have elected a GMWB or GMIB rider, we will not process a withdrawal which would reduce the surrender value below $5,000. We reserve the right to change these minimums.

What is the Systematic Withdrawal Program? The Contract offers an optional Systematic Withdrawal Program. This program may not begin until at least 30 days after the contract date (35 days in California). You may have automatic withdrawals of a specified dollar amount made monthly, quarterly, semi-annually, or annually. We will make systematic withdrawals from subaccounts in the same proportion as the subaccounts bear to your account value unless you specify otherwise. Fund Specific Systematic Withdrawals are allowed as long as you are not in an Asset Allocation Model. The Systematic Withdrawal Program will end if the systematic withdrawals, when added to prior lump sum withdrawals from the contract in the same contract year, exceed the “Available Systematic Withdrawal Program Amount” described under “Program Amounts” below.

We reserve the right to restrict the maximum amount that may be withdrawn each year under the Systematic Withdrawal Program and to make changes to this program at any time.

Participating in the Systematic Withdrawal Program. You may choose the Systematic Withdrawal Program any time prior to the annuity date. You may elect the Systematic Withdrawal Program in writing or, once we receive proper telephone authorization, by telephone. You may change the payment date, frequency, payment amount, payment destination or cancel the Systematic Withdrawal Program at any time by notifying us in a form satisfactory to us. You may direct us to have the Systematic Withdrawal Program payments sent to your bank or other financial institution or the address of record. You may elect a payment date, which can be any date from the 1st through the 28th day of the month. Your participation in the program will automatically end when your Contract reaches the annuity date.

Program Amounts. Each withdrawal must be for at least $40 and the remaining surrender value must be at least $5,000. We currently limit the total amount of these withdrawals in any contract year to:

•	10% of each premium paid into the Contract (but not more than the remaining premium in the Contract) that is subject to surrender charge, plus

•	100% of the remaining premiums in the Contract that are no longer subject to a surrender charge, less

•	any prior withdrawals from the Contract in that contract year.

Alternatively, you may select automatic withdrawals that correspond to values under certain riders (e.g., the Guaranteed Lifetime Amount, or a percentage of the GMIB EXTRA Roll-Up Base. Such automatic withdrawals may vary from year to year based on changes in the corresponding rider values. For more information, see “Death Benefit — GMDB Base – Greater of Maximum Anniversary Value and Roll-Up (GMIB Version),” “Guaranteed Minimum Income Benefit EXTRA,” and “Guaranteed Minimum Withdrawal Benefit.”

Surrenders

At any time before the annuity date you may surrender the Contract through a full withdrawal of the surrender value, subject to the following conditions.

Surrenders	•	Any request to surrender the Contract must be in writing.
	•	The Contract (or an affidavit of a lost Contract) must be delivered to our Service Center.
	•	We will pay you an amount equal to the surrender value as of the end of the valuation period when we process the surrender which is equal to the account value minus any surrender charge (which varies according to the Class of the Contract), minus any recaptured bonus amount (for XC Class Contracts), minus any applicable contract fee, minus any uncollected ADB charge, minus any uncollected GMDB charge, minus any uncollected GMIB charge, or GMWB charge, and minus any applicable charge for premium taxes. (See “Charges, Deductions, and Credits.”)
	•	We won’t impose a surrender charge on the “free withdrawal amount” determined as of the date of the surrender request. (See “Partial Withdrawals” for a discussion of the calculation of the “free withdrawal amount.”)
Surrenders	•	Surrenders may be subject to tax and, if made prior to age 59 1/2, may also be subject to a 10% federal penalty tax. Surrenders of tax sheltered annuities before age 59 1/2, death, disability, severance from employment, or hardship may be restricted unless proceeds are transferred to another tax sheltered annuity arrangement. Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request from a tax sheltered annuity Contract comply with applicable tax requirements before we process your request. (See “Federal Income Taxes.”)

Surrender Charges by Class	•	B Class imposes a surrender charge on withdrawals equal to a maximum of 7.0% of each premium payment, reducing annually over 7 years following each premium payment.
	•	L Class imposes a surrender charge on withdrawals equal to a maximum of 6.0% of each premium payment, reducing annually over 4 years following each premium payment.
	•	C Class imposes a surrender charge on withdrawals equal to 2.0% of each premium payment during the first year following payment of each premium.
	•	XC Class imposes a surrender charge on withdrawals equal to a maximum of 8.0% of each premium payment, reducing over 9 years following each premium payment.

For more information on surrender charges, see “Charges, Deductions, and Credits – Surrender Charge.”

Signature Guarantee

As a protection against fraud, we require a signature guarantee (i.e., Medallion Signature Guarantee as required by us) for the following transaction requests:

•	Any surrenders over $250,000;
•	Certain surrenders on or within 15 days of an address change;
•

Any surrender when the Company has been directed to send proceeds to a different personal address from the address of record for that contract owner’s account. PLEASE NOTE: This requirement will not apply to requests made in connection with exchanges of one annuity for another with the same owner in a “tax-free exchange”;

•	Any surrender when the Company does not have an originating or guaranteed signature on file;
•	Any other transaction where we require.

We may change the specific requirements listed above, or add signature guarantees in other circumstances, in our discretion if we deem it necessary or appropriate to help protect against fraud. For current requirements, please refer to the requirements listed on the appropriate form or call us at (800) 525-6205.

You can obtain a Medallion signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in the Medallion signature guarantee program. This includes many:

•	National and state banks
•	Savings banks and savings and loan associations;
•	Securities brokers and dealers; and
•	Credit Unions.

The best source of a Medallion signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which you do business.

A notary public cannot provide a Medallion signature guarantee. Notarization will not substitute for a Medallion signature guarantee when required.

Death of Annuitant Prior to Annuity Date

If the annuitant dies before the annuity date, no new annuitant may be named and the death benefit will be paid to the beneficiary. If your sole beneficiary is your surviving spouse, he or she may instead elect to continue the Contract. (See “Spousal Beneficiary Continuation Option.”)

Death Benefit

Standard Death Benefit. The Contract provides a death benefit to the beneficiary if you die (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account or SEP IRA Account) before the annuity date. Unless you purchase an optional guaranteed minimum death benefit (“GMDB”), the standard death benefit equals the account value, less uncollected charges (and for XC Class Contracts, any bonus amount subject to recapture), on the death of the owner. (See “Features and Benefits of the Contract – Bonus Payment and Recapture” for more information on bonus recapture.) If the standard death benefit applies, no minimum amount is guaranteed and the death benefit will fluctuate based on the investment performance of the subaccounts in which you invest.

GMDB Options. For an additional charge, you may elect one of the GMDB options available under the Contract subject to the following age restrictions.

Your Age (or the Age of the Annuitant, if the Owner is a IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) on the Contract Date	Optional Death Benefit
Age 75 or under	• Maximum Anniversary Value GMDB • Greater of Maximum Anniversary Value and Roll-Up GMDB (standard)
Age 80 or under	• Standard Return of Premium GMDB • Return of Premium GMDB (GMWB version)
Age 45 or over and age 70 or under	• Return of Premium GMDB (GMIB version) (if you purchased your Contract prior to June 23, 2008)
Age 45 or over and age 75 or under	• Return of Premium GMDB (GMIB version) (if you purchased your Contract on or after June 23, 2008) • Greater of Maximum Anniversary Value and Roll-Up GMDB (GMIB version)

If you purchase a GMDB under the B Class, L Class, or C Class Contracts, the death benefit equals the greater of the account value less uncollected charges or the GMDB Base (described below). However, if you purchase a GMDB under the XC Class Contract, the death benefit equals the greater of the account value, less uncollected charges and any bonus amounts subject to recapture on the death of the owner, or the GMDB Base. (See “Features and Benefits of the Contract – Bonus Payment and Recapture” for more information on bonus recapture.) If a contract owner dies (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) within 90 days of the contract date, the GMDB Base is zero and no GMDB will be payable.

The GMDB options are:

•	Return of Premium GMDB (standard)
•	Return of Premium GMDB (GMIB version), available only if you elect GMIB EXTRA*
•	Return of Premium GMDB (GMWB version), available only if you elect a GMWB*
•	Maximum Anniversary Value GMDB
•	Greater of Maximum Anniversary Value and Roll-Up GMDB
•	Greater of Maximum Anniversary Value and Roll-Up GMDB (GMIB version), available only if you elect GMIB EXTRA**

Once you elect a GMDB option, you cannot change or cancel it. Although we currently permit a GMDB option to be elected at issue only, we reserve the right to permit contract owners to elect a GMDB after issue in the future. The GMDB, however, will terminate if you annuitize or surrender the Contract, upon death (unless the Contract is continued by an eligible spousal beneficiary who qualifies to continue the GMDB rider); or if the Contract otherwise terminates. In addition, if you elected a GMWB, the GMDB will terminate if an annuity date is set because your GMWB rider reaches settlement (see “Guaranteed Minimum Withdrawal Benefit”).

*	Only available to contract owners who purchased the Contract on or after January 12, 2007.
**	Only available to contract owners who purchased the Contract on or after June 23, 2008.

GMDB Base – Return of Premium (Standard Version). If you purchase the Return of Premium GMDB, the GMDB Base equals:

• the premiums paid into the Contract less • ”adjusted” withdrawals from the Contract.

For this formula, each “adjusted” withdrawal equals the amount withdrawn multiplied by (a) ÷ (b) where:

(a) = GMDB Base and

(b) = the account value.

Both (a) and (b) are calculated immediately prior to the withdrawal.

GMDB Base – Return of Premium (GMIB Version). If you purchase the Return of Premium GMDB (GMIB version), the GMDB Base equals:

• the premiums paid into the Contract less • ”adjusted” withdrawals from the Contract.

For this formula, the GMDB Base is reduced dollar-for-dollar for withdrawals up to 5% (6% if you purchased your Contract
on or after June 23, 2008) of the GMIB EXTRA Roll-Up Base
at the beginning of a contract year (known as the
“dollar-for-dollar limit”). That is, the “adjusted” withdrawal is equal to the withdrawal amount. If a requested withdrawal
during the contract year causes total withdrawals during the contract year to exceed the dollar-for-dollar limit, then the
GMDB Base equals the current GMDB Base reduced by the
“adjusted withdrawal” amount, which equals the requested
withdrawal amount multiplied by (a) divided by (b) where:

(a) = GMDB Base

(b) = the account value.

Both (a) and (b) are calculated immediately prior to such
withdrawal.

If you notify us in writing and we determine the Required Minimum Distribution (“RMD”) for your Contract is greater than 5% (6% if you purchased your Contract on or after June 23, 2008) of the GMIB EXTRA Roll-Up Base at the beginning of the contract year, then the adjustment factor is 1.0 for such withdrawal provided the total number of withdrawals from any subaccounts, during the contract year, including the amount of the requested withdrawal, does not exceed the RMD for your Contract. See “Required Minimum Distributions” later in this Prospectus.

Please note that the Return of Premium GMDB (GMIB version) differs from the standard Return of Premium GMDB in the following ways:

•

The GMDB Base is reduced dollar-for-dollar for withdrawals up to the dollar-for-dollar limit. Only if a requested withdrawal during the contract year causes total withdrawals during the contract year to exceed the dollar-for-dollar limit, will the GMDB Base then equal the current GMDB Base reduced pro rata.

•

If a permissible owner/annuitant change is made (other than as a result of spousal continuation, or if ownership is transferred from an individual to a trust/entity with the same tax identification and vice versa), then the Return of Premium GMDB Base (GMIB version) will be reset to equal the current contract value, if lower.

•

The Return of Premium GMDB (GMIB version) will terminate if the GMIB EXTRA rider terminates (for a reason other than surpassing the GMIB EXTRA last exercise date), the GMIB EXTRA rider is exercised, or the Contract reaches maturity. Please note: If the GMIB EXTRA rider terminates because the last exercise date has passed, in order to continue the Return of Premium GMDB (GMIB version) rider, you must continue to comply with the Allocation Guidelines and Restrictions (see “Allocation Guidelines and Restrictions” under “Guaranteed Minimum Income Benefit EXTRA”).

•	The Return of Premium GMDB (GMIB version) is only available if you elected the GMIB EXTRA (See “Guaranteed Minimum Income Benefit EXTRA” for age restrictions).

•	If you must take Required Minimum Distributions from your Contract, please see “Required Minimum Distributions,” under “Guaranteed Minimum Income Benefit EXTRA,” later in this Prospectus.

GMDB Base – Return of Premium (GMWB Version). If you purchase the Return of Premium GMDB (GMWB version), the GMDB Base is reduced dollar-for-dollar for withdrawals in any contract year up to the current Guaranteed Lifetime Amount. As stated in the section “Guaranteed Minimum Withdrawal Benefit”, the Guaranteed Lifetime Amount is determined by multiplying the GMWB Base by the Lifetime Income Percentage based on the (younger) annuitant’s age at the time of the first withdrawal on or after the date the GMWB rider becomes effective (and may later be re-determined as a result of step-ups). If a withdrawal causes total withdrawals for that contract year to exceed the Guaranteed Lifetime Amount, the GMDB Base equals the lesser of the account value after the excess withdrawal or the GMDB Base reduced by the withdrawal amount. The GMDB Base is not permitted to exceed the GMWB Base; therefore, if the resulting GMDB Base is higher than your GMWB Base, we will reset your GMDB Base to equal your GMWB Base. (See “GMWB Base” later in this Prospectus for a discussion on how the GMWB Base is calculated).

If a permissible annuitant change is made (other than as a result of spousal continuation or ownership is transferred from an individual to a trust/entity with the same tax identification and vice versa), then the GMDB Base will be reset to equal the current contract value, if lower.

Please note that the Return of Premium GMDB (GMWB version) differs from the standard Return of Premium GMDB in the following ways:

•	The Return of Premium GMDB (GMWB Version) is only available if you purchased your Contract on or after January 12, 2007.

•

The GMDB Base is reduced dollar-for-dollar for withdrawals in any contract year up to the current Guaranteed Lifetime Amount, whereas all withdrawals under the standard Return of Premium GMDB reduce the GMDB Base proportionately.

•

If a withdrawal causes total withdrawals for that contract year to exceed the Guaranteed Lifetime Amount, the GMDB Base equals the lesser of the account value after the excess withdrawal or the GMDB Base reduced by the withdrawal amount.

•	The GMDB Base is not permitted to exceed the GMWB Base; therefore, if the resulting GMDB Base is higher than your GMWB Base, we will reset your GMDB Base to equal your GMWB Base.

GMDB Base – Maximum Anniversary Value. If you purchase the Maximum Anniversary Value GMDB, the GMDB Base equals the greatest of the anniversary values.

An anniversary value is equal to the contract value on the contract date or on a contract anniversary increased by premium payments and decreased by “adjusted” withdrawals since the contract date or that anniversary. “Adjusted withdrawals” are calculated according to the formula used for the Return of Premium GMDB Base, as described above in the “GMDB Base — Return of Premium (Standard Version)” section.

We will calculate an anniversary value on the contract date and for each contract anniversary thereafter through the earlier of the contract anniversary on or following your 80th birthday or the anniversary on or prior to your date of death. If an owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account, we will use the annuitant’s 80th birthday or the anniversary value on or prior to the annuitant’s date of death.

For an example of the calculation of the Maximum Anniversary Value GMDB, see Appendix C.

GMDB Base – Greater of Maximum Anniversary Value and Roll-Up (Standard Version). If you purchase the Greater of Maximum Anniversary Value and Roll-Up GMDB, the GMDB Base is the greater of:

•	the GMDB Maximum Anniversary Value Base; or

•	the GMDB Roll-Up Base.

The GMDB Maximum Anniversary Value Base is calculated as discussed above and all of the applicable limitations apply.

GMDB Base – Roll-Up. The GMDB Roll-Up Base equals the sum of GMDB Roll-Up Base A and GMDB Roll-Up Base B. Dividing the GMDB Roll-Up Base into these components allows us to apply different rates of interest to the GMDB Roll-Up Base associated with certain subaccounts (called “Restricted Subaccounts”). The Restricted Subaccounts currently include the Ready Assets Prime Money Fund Subaccount, the Eaton Vance Floating-Rate Subaccount, and the JPMorgan Multi-Cap Market Neutral Subaccount.

GMDB Roll-Up Base A: GMDB Roll-Up Base A is equal to:

•

the initial premium allocated to subaccounts other than the Restricted Subaccounts, with interest compounded daily from the contract date at an annual rate of 5% (3% for Contracts issued in Washington), plus

•

subsequent premiums allocated to and account value transferred into subaccounts other than the Restricted Subaccounts after the contract date, with interest compounded daily from the contract anniversary on or following each premium payment or transfer at an annual rate of 5% (3% for Contracts issued in Washington), less

•

all “adjusted” withdrawals (as defined in the box below) and all transfers from subaccounts other than the Restricted Subaccounts, with interest compounded daily from the contract anniversary on or following each withdrawal or transfer at an annual rate of 5% (3% for Contracts issued in Washington).

The GMDB Roll-Up Base A will not be less than zero.

“Adjusted” withdrawals: If the total of all withdrawals from subaccounts other than the Restricted Subaccounts during the contract year, including the amount of the requested withdrawal, is less than or equal to 5% (3% for Contracts issued in Washington), times the GMDB Roll-Up Base A as of the beginning of the contract year, we will not adjust withdrawals in the calculation above and thus withdrawals will reduce the GMDB Roll-Up Base A on a dollar-for-dollar basis.

If the total of all withdrawals from subaccounts other than the Restricted Subaccounts, including the requested withdrawal, is greater than 5% (3% for Contracts issued in Washington), times the GMDB Roll-Up Base A as of the beginning of the contract year, the requested withdrawal in the calculation above will be multiplied by an adjustment factor. The adjustment factor is (a) divided by (b) where:

(a) = GMDB Roll-Up Base A and

(b) = the account value in all subaccounts other than the Restricted Subaccounts.

Both (a) and (b) are calculated immediately prior to the withdrawal.

GMDB Roll-Up Base B: GMDB Roll-Up Base B is equal to:

•	the initial premium allocated to the Restricted Subaccounts, with interest compounded daily from the contract date at an annual rate of 3%, plus

•

subsequent premiums allocated to and account value transferred into the Restricted Subaccounts after the contract date, with interest compounded daily from the contract anniversary on or following each premium payment or transfer at an annual rate of 3%, less

•

all “adjusted” withdrawals (as defined in the box below) and all transfers from the Restricted Subaccounts, with interest compounded daily from the contract anniversary on or following each withdrawal or transfer at an annual rate of 3%.

The GMDB Roll-Up Base B will not be less than zero.

“Adjusted” withdrawals: If the total of all withdrawals from Restricted Subaccounts during the contract year, including the amount of the requested withdrawal, is less than or equal to 3% times the GMDB Roll-Up Base B as of the beginning of the contract year, we will not adjust withdrawals in the calculation above and thus withdrawals will reduce the GMDB Roll-Up Base B on a dollar-for-dollar basis.

If the total of all withdrawals from Restricted Subaccounts, including the requested withdrawal, is greater than 3% times the GMDB Roll-Up Base B as of the beginning of the contract year, the requested withdrawal in the calculation above will be multiplied by an adjustment factor. The adjustment factor is (a) divided by (b) where:

(a) = GMDB Roll-Up Base B and

(b) = the account value in the Restricted Subaccounts.

Both (a) and (b) are calculated immediately prior to the withdrawal.

The period during which the interest will accrue for purposes of calculating the GMDB Roll-Up Base A or GMDB Roll-Up Base B is limited. Interest accrues until the earliest of:

1.	The 20th contract anniversary;

2.	The contract anniversary on or following the owner’s (or the annuitant’s, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) 80th birthday;

3.	The date of death of the owner (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account).

For an example of the calculation of the Greater of Maximum Anniversary Value and Roll-Up GMDB, see Appendix E.

GMDB Base — Greater of Maximum Anniversary Value and Roll-Up GMDB (GMIB Version).** (The Greater of Maximum Anniversary Value and Roll-Up GMDB (GMIB version) is only available if you elect the GMIB EXTRA. See “Guaranteed Minimum Income Benefit EXTRA” later in this prospectus. In addition, under this rider, the owner must be the annuitant and only spouses may be joint annuitants. You must be no less than 45 years old, but no more than 75 years old to elect this rider.

If you purchase the Greater of Maximum Anniversary Value and Roll-Up GMDB (GMIB version), the GMDB Base equals the greater of:

•	The GMDB Maximum Anniversary Value Base; or
•	The GMDB Roll-Up Base.

**	Only available to contract owners who purchased the Contract on or after June 23, 2008.

The GMDB Maximum Anniversary Value Base is calculated as discussed above in the “GMDB Base — Maximum Anniversary Value” section with the following exception:

•

We will calculate an anniversary value on the contract date and for each contract anniversary thereafter through the earlier of the contract anniversary on or following your 85th birthday or the anniversary on or prior to your date of death. If the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account, we will use the annuitant’s 85th birthday or the anniversary on or prior to the annuitant’s date of death.

The GMDB Roll-Up Base is equal to:

•

the initial premium (all premiums prior to the first quarterversary are treated as initial premiums) allocated to subaccounts, with interest compounded daily from the contract date at an annual rate of 6%; plus

•	subsequent premiums received after the contract date, with interest compounded daily from the contract anniversary on or following each premium payment at an annual rate of 6%; less

•	all “adjusted” withdrawals (as defined in the box below) with interest compounded daily from the contract anniversary on or following each withdrawal at an annual rate of 6%.

“Adjusted” withdrawals: If the total of all withdrawals during the contract year, including the amount of the requested withdrawal, is less than or equal to 6% times the GMDB Roll-Up Base as of the beginning of the contract year, we will not adjust withdrawals in the calculation above and thus withdrawals will reduce the GMDB Roll-Up Base on a dollar-for-dollar basis.

If the total of all withdrawals including the requested withdrawal is greater than 6% times the GMDB Roll-Up Base as of the beginning of the contract year, the requested withdrawal in the calculation above will be multiplied by an adjustment factor. The adjustment factor is (a) divided by (b) where:

(a) = GMDB Roll-Up Base and

(b) = the account value in all subaccounts

Both (a) and (b) are calculated immediately prior to the withdrawal.

•

The period during which interest will accrue for purposes of calculating the GMDB Roll-Up Base is limited. Interest accrues until the earlier of (1) the contract anniversary on or following the owner’s (or the annuitant’s, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) 85th birthday; and (2) the date of death of the owner (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account).

Optional Reset: Under the Greater of Maximum Anniversary Value and Roll-Up GMDB (GMIB version) rider, on each contract anniversary up to and including the contract anniversary on or following the oldest annuitant’s 75th birthday, you can request that the GMDB Roll-Up Base be reset on such anniversary to equal the GMDB MAV Base, if higher. Your request must be by written notification to our Service Center and must be received no later than 30 days following such anniversary. Please note that by writing to our Service Center you may elect to receive automatic annual resets on each contract anniversary if the GMDB MAV Base on that anniversary exceeds the GMDB Roll-Up Base. Automatic annual resets continue until the earlier of (a) the 7th contract anniversary or (b) the contract anniversary on or following the oldest annuitant’s 75th birthday. You have the right to opt out of receiving the automatic annual resets at any time by submitting written notice to our Service Center. The GMDB Roll-Up Base and the GMIB EXTRA Roll-Up Base must reset at the same time. See “Optional Reset” under “Guaranteed Minimum Income Benefit EXTRA”.

Systematic Withdrawal Program: Under the Systematic Withdrawal Program, you may elect systematic withdrawals equal annually to 6% of the GMDB Roll-Up Base as of the beginning of the contract year divided by the requested frequency of the systematic withdrawals. If you elect the Systematic Withdrawal Program during a contract year, the systematic withdrawals will equal 6% of the GMDB Roll-Up Base as of the beginning of the contract year divided by the number of remaining systematic withdrawals in the contract year. In the following contract year, if the GMDB Roll-Up Base increases or decreases, then we will automatically increase or decrease the systematic withdrawals to be equal to 6% of the GMDB Roll-Up Base as of the beginning of that contract year divided by the requested frequency of the systematic withdrawals. If you take withdrawals outside the program during the contract year, we will decrease any subsequent systematic withdrawals to equal the remaining systematic withdrawal amount divided by the number of systematic withdrawals remaining in the contract year. If you take withdrawals outside the program that cause the systematic withdrawals to be less than $40, then we will terminate the Systematic Withdrawal Program. We also reserve the right to terminate the Systematic Withdrawal Program if you take any withdrawals outside the program. All withdrawals, regardless of whether they are taken inside or outside of the Systematic Withdrawal Program, will reduce the GMDB Roll-Up Base as described in the shaded box above entitled “Adjusted withdrawals.” For more information on the Systematic Withdrawal Program, see “Partial Withdrawals — Systematic Withdrawal Program.”

The Greater of Maximum Anniversary Value and Roll-Up GMDB (GMIB version) rider will terminate if the GMIB EXTRA rider terminates (for a reason other than surpassing the GMIB EXTRA last exercise date), the GMIB EXTRA rider is exercised, or the Contract reaches maturity. Please note: If the GMIB EXTRA rider terminates because the last exercise date has passed, in order to continue the Greater of Maximum Anniversary Value and Roll-Up GMDB (GMIB version) rider, you must continue to comply with the Allocation Guidelines and Restrictions. (See “Allocation Guidelines and Restrictions” under “Guaranteed Minimum Income Benefit EXTRA.”)

GMDB Limitation. If a contract owner dies (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) within 90 days of the contract date, the GMDB Base is zero and no GMDB will be payable.

GMDB Charge. We deduct a charge for the selected GMDB option that compensates us for the costs and risks we assume in providing the GMDB benefit. (See “Charges, Deductions, and Credits – GMDB Charge.”)

Additional Death Benefit

You may elect the Additional Death Benefit (“ADB”) for an additional charge. The ADB may provide coverage in addition to that provided by your death benefit. The ADB is designed to help offset expenses, including income taxes, attributable to payment of the death benefit. The ADB, like the death benefit payable under the Contract, is subject to federal income taxes. You cannot elect the ADB if you (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) are age 76 or older on the contract date. Once you elect the ADB, you cannot cancel it. The ADB, however, will terminate if you annuitize or surrender the Contract, upon death (unless the Contract is continued by an eligible spousal beneficiary who qualifies to continue the ADB rider), or if the Contract otherwise terminates.

The ADB effective date is the contract date unless an eligible spousal beneficiary continues the Contract under the Spousal Beneficiary Continuation Option and the rider remains in effect. In that case, the ADB effective date is the spousal continuation date. See “Spousal Beneficiary Continuation Option.”

The amount of the ADB depends upon the amount of gain in your Contract since the ADB effective date. Because withdrawals and poor investment performance of the Funds will reduce the amount of gain in your Contract, they will reduce the value of the ADB. It is possible that the ADB may not have any value.

The ADB is not available in Washington.

The ADB is equal to the lesser of:

•	the ADB Gain multiplied by the ADB Gain Factor; and
•	the ADB Cap multiplied by the ADB Cap Factor.

The ADB will be determined as of the date we receive due proof of death of the owner (or the annuitant if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) at our Service Center. Any ADB will increase the death benefit otherwise payable under the Contract. If the Contract has more than one beneficiary, the ADB will be determined separately for each beneficiary as of the date we receive due proof of death from each such beneficiary. For purposes of this calculation, the following definitions apply:

ADB Gain: Account value less uncollected charges and bonus amounts subject to recapture upon death less ADB premiums, but not less than zero.

ADB Gain Factor: If the owner (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) was under age 70 on the ADB effective date, the ADB Gain Factor is 45%. If the owner (or annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) was age 70 or older on the ADB effective date, the ADB Gain Factor is 30%.

“ADB premiums” are equal to (a) – (b) where:

(a) = the premiums paid into the Contract;

(b) = prior withdrawals in excess of the ADB Gain after the          contract date.

For purposes of this calculation, the ADB Gain is assumed to be withdrawn first.

ADB Cap: ADB premiums less any premiums paid within six months prior to the owner’s (or the annuitant’s, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) date of death and less any premiums paid after the date of death and prior to the date we receive due proof of death.

ADB Cap Factor: If the owner (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) was under age 70 on the ADB effective date, the ADB Cap Factor is 45%. If the owner (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) was age 70 or older on the ADB effective date, the ADB Cap Factor is 30%.

ADB Limitation. If the owner (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) dies within 90 days of the ADB effective date, we will not pay the ADB.

ADB Charge. We deduct a charge for the ADB that compensates us for the costs and risks we assume in providing this benefit. (See “Charges, Deductions, and Credits – ADB Charge.”)

For an example of the calculation of ADB, see Appendix F.

Payment of Death Benefit

Unless you have provided otherwise, the death benefit will be paid to, or in equal shares to:

a.	The primary beneficiary who survives you (or who survives the annuitant if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account); or, if no primary beneficiary survives you,

b.	The contingent beneficiary who survives you (or who survives the annuitant if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account); or, if no contingent beneficiary survives you,

c.	Your estate.

If a beneficiary survives you, but dies before the death benefit is paid, the heirs or estate of such beneficiary are entitled to the death benefit that would otherwise have been paid to such beneficiary.

The beneficiary must receive his or her respective death benefit under one of the following payment options unless an eligible spousal beneficiary continues the Contract under the spousal beneficiary continuation option. See “Spousal Beneficiary Continuation Option”.

Death Benefit Options	• Option 1: payment of the death benefit in a lump sum within five years of the date of such owner’s death; or

• Option 2: payment of the entire death benefit within five years of the date of such owner’s death; or

•      Option 3: payment of the death benefit under an annuity option over the lifetime of such beneficiary, or over a period that does not exceed the life expectancy, as defined by Internal Revenue Service regulations, of such beneficiary, with payments starting within one year of the date of death of such owner. This option is not available if the beneficiary is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account.

We determine the death benefit as of the date we receive certain information at our Service Center. We call this information due proof of death. It consists of the Beneficiary Statement, a certified death certificate, and any additional documentation we may need to process the death claim. Beneficiaries continue to bear the investment risk that the account value will increase or decrease until such time as they submit due proof of death. If we haven’t received the other documents within 60 days following our receipt of a certified death certificate, we will consider due proof of death to have been received, provided our records reflect the name, current address, and social security or tax identification number of the beneficiary. We will then pay the death benefit in a lump sum, unless there is a spousal beneficiary, in which case we will automatically continue the Contract under the spousal beneficiary continuation plan.

In addition, for multiple beneficiaries, generally we will not pay any remaining beneficiary his or her share of the death benefit until we receive due proof of death from that beneficiary. Such beneficiaries continue to bear the investment risk that the account value will increase or decrease until such time as they submit due proof of death. However, if we have on file the name, current address, and social security or tax identification number of a beneficiary who has not provided due proof of death, we will pay that beneficiary his or her share of the death benefit in a lump sum within 60 days following our receipt of a certified death certificate from any source (or until such time as the beneficiary submits due proof of death, if sooner).

If the age of the owner (or an annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) is misstated, any death benefit will be adjusted to reflect the correct age.

Unless instructed otherwise, in writing, we will withhold the mandatory 10% federal withholding tax, and state tax, if applicable. Generally, death benefit proceeds may be taxable to the extent of gain. (See “Federal Tax Matters – Taxation of Death Benefit Proceeds.”)

The payment of the death benefit is subject to our financial strength and claims-paying ability.

Spousal Beneficiary Continuation Option

If you die before the annuity date and your beneficiary is an eligible spousal beneficiary, your spouse may elect to continue the Contract. To be an eligible spousal beneficiary, the spouse must not have been older than age 80 on the contract date. If your spouse has not chosen a death benefit payment option by the end of the 60 day period following our receipt of a certified death certificate, we will continue the Contract under the spousal beneficiary continuation option. The “spousal continuation date” is the date on which the eligible spousal beneficiary provides all of the information required to continue the Contract or the date the spousal beneficiary continuation option is automatically applied.

The right of a spouse to continue the Contract, and all Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under Federal law. The Federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those which are permitted under individual state laws. Therefore the spousal continuation provisions of this Contract will not be available to such partners or same-sex marriage spouses. Consult a tax advisor for more information on this subject.

Your spouse becomes the contract owner and the beneficiary until he or she names a new beneficiary. If the death benefit which would have been paid to the surviving spouse is greater than the account value less uncollected charges as of the spousal continuation date, we will increase the account value of the continued Contract to equal the death benefit we would have paid to the surviving spouse. On the spousal continuation date, any increase will be allocated to subaccounts based on the ratio of account value in each subaccount to the account value prior to the increase. The GMDB or the ADB option will continue unless on the spousal continuation date your spouse is:

Over age 75	• Maximum Anniversary Value GMDB
• Greater of Maximum Anniversary Value and Roll-Up GMDB (standard) • ADB

Over age 80	• Return of Premium GMDB (standard)
• Return of Premium GMDB (GMWB version);

Under age 45 or over age 70	• Return of Premium GMDB (GMIB version) (if you purchased your Contract prior to June 23, 2008)
Under age 45 or over age 75	• Return of Premium GMDB (GMIB version) (if you purchased your Contract on or after June 23, 2008)
• Greater of Maximum Anniversary Value and Roll-Up GMDB (GMIB version)

If the ADB continues, we will make the following adjustments to the ADB:

•	The ADB effective date will be reset to spousal continuation date.
•	The ADB Gain Factor and the ADB Cap Factor will be based on the age of the spouse (and the oldest of all owners since the ADB effective date.)
•

The ADB premiums will be equal to the account value (less uncollected charges) on the spousal continuation date increased by premiums paid after that date and decreased by withdrawals in excess of the ADB Gain after that date.

The GMIB rider will continue unless the annuitant is changed on the spousal continuation date and the new annuitant was over age 75 on the contract date. (See “Guaranteed Minimum Income Benefit,” later in this Prospectus.)

The GMIB EXTRA rider will continue unless the annuitant is changed on the spousal continuation date and the new annuitant was under age 45 or over age 75 (age 70 if you purchased your Contract prior to June 23, 2008) on the contract date. (See “Guaranteed Minimum Income Benefit EXTRA,” later in this Prospectus.)

The GMWB rider may continue if an eligible spousal beneficiary is at least 60 years old (if you purchased your Contract prior to January 11, 2008) or 55 years old (if you purchased your Contract on or after January 11, 2008, but before June 23, 2008) on the spousal continuation date (there is no minimum age requirement if you purchased your Contract on or after June 23, 2008). (See “Guaranteed Minimum Withdrawal Benefit – Spousal Continuation,” later in this Prospectus.)

Spousal continuation does not satisfy the minimum required distribution rules for tax sheltered annuities. Therefore, if a spouse chooses to continue a tax sheltered annuity contract, he or she will be required to take minimum required distributions in order to avoid federal tax penalties.

Payments to Contract Owners

We’ll make any payments to you usually within seven days of our Service Center receiving your proper request. However, we may suspend or postpone payments of any amount where permitted under applicable federal or state laws, rules or regulations.

We may suspend or defer payments in the event that:

a.	the New York Stock Exchange is closed;

b.	trading on the New York Stock Exchange is restricted by the Securities and Exchange Commission;

c.	the Securities and Exchange Commission declares that an emergency exists making it not reasonably practicable to dispose of securities held in the Separate Account or to determine the value of the Separate Account’s assets;

d.	the Securities and Exchange Commission by order so permits for the protection of security holders; or

e.	the payment is derived from a check used to make a premium payment which has not cleared through the banking system.

If, pursuant to SEC rules, the Ready Assets Prime Money Fund suspends payment of redemption proceeds in connection with a liquidation of the Fund, then we will delay payment of any transfer, partial withdrawal, surrender, or death benefit from the Ready Assets Prime Money Subaccount until the Fund is liquidated.

Applicable laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a contract owner’s ability to make certain transactions and thereby refuse to accept any premium payments or requests for transfers, withdrawals, surrenders, annuitization, or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

Contract Changes

Changes to the Contract

•      Requests to change the beneficiary or annuity date of a Contract (if permitted and acceptable to us) will take effect as of the date we receive such a request, unless we have already acted in reliance on the prior status.

• We are not responsible for the validity of such a request.
• Only our President, Vice President, Secretary, or Assistant Secretary may change this Contract. No one else has authority to modify or waive any provision of the Contract.
• Any change must be in writing, signed, and received at our Service Center.
• At any time, we may make such changes to the Contract, without your consent as required to make it conform with any law, regulation, or ruling issued by a government agency.
• We will notify you of such changes and when required will obtain approval from the appropriate regulatory authority and you.

Annuity Payments

We’ll make the first annuity payment on the annuity date, and payments will continue according to the annuity option selected. You may select an annuity date that may not be earlier than the first Contract anniversary and may not be later than the maturity date. The maturity date is the oldest annuitant’s 95th birthday. If you do not select an annuity date, the annuity date is the maturity date. You may change the annuity date at any time before the maturity date. For all Contracts, the annuity date must be at least twelve months after the contract date.

Keep in mind that you may need to take distributions or annuitize at age 70 1/2 to meet Federal Required Minimum Distributions under a Contract. Until the annuity date, the account value will fluctuate.

Generally, the annuity date for IRA Contracts, Roth IRA Contracts, SEP IRA Contracts, and tax sheltered annuities is when the owner/annuitant reaches age 70 1/2. However, we will not require IRA Contracts, Roth IRA Contracts, SEP IRA Contracts, and tax sheltered annuity Contracts to annuitize at age 70 1/2 if distributions from the Contract are not necessary to meet Federal Required Minimum Distributions.

Contract owners may select from a variety of fixed annuity payment options that we make available from those outlined below in “Annuity Options.” If you don’t choose an annuity option, we’ll use the Life Annuity with Payments Guaranteed for 10 Years annuity option. We reserve the right to change the default annuity payment option at our discretion. You may change the annuity option before the annuity date. An option not set forth in this Prospectus may be chosen if it is acceptable to us. We reserve the right to limit annuity options available to IRA Contract owners, Roth IRA Contract owners, SEP IRA Contract owners, and tax sheltered annuity Contract owners to comply with the IRC or regulations under it. Although we currently do not permit partial annuitization, we reserve the right to permit it in the future.

We calculate your annuity payments as of the annuity date, not the date when the completed annuitization request form is received at the Service Center in good order. Until the annuity date, your account value will fluctuate in accordance with the performance of the investment options you have selected. After the annuity date, your Contract does not participate in the performance of the Separate Account. On the annuity date, the annuity value will be transferred to our general account and will be applied to the annuity option at the current payout rates, which we will furnish at your request. We determine the dollar amount of annuity payments by applying your annuity value (which equals your account value, less any uncollected GMDB charge, ADB charge, GMIB charge, or GMWB charge, less any surrender charge unless prohibited by your state, and any applicable Contract fee, and any applicable premium taxes) on the annuity date to our then current annuity payout rates. Payout rates show the amount of periodic payment that a $1,000 value buys. These rates are based on the annuitant’s age and sex (where permitted) and payment options and payment frequency at the time payments begin.

The payout rates cannot be less than the guaranteed payout rates which are based on the annuitant’s “adjusted age”, the guaranteed mortality table (if applicable), and the guaranteed interest rate.

The guaranteed interest rates will never be less than 1% per year. The interest rate is indexed and is determined as follows: for each calendar quarter the interest rate is equal to the average of 5-year constant maturity treasury rates as reported by the Federal Reserve over a consecutive 12 month period ending the second month of the previous calendar quarter, rounded to the nearest one-twentieth of 1%, less 1.25%.

You may choose to receive payments at any payment interval which we make available, but not less frequently than once per year. In most states, if the annuity value on the annuity date is less than $2,000, we will pay the annuity value in a lump sum. If any annuity payment would be less than $20, we may change the frequency of payments so that all payments will be at least $20. If after the change in frequency, the annual payment is less than $20, we will pay the annuity value in a lump sum. For IRA Accounts, Roth IRA Accounts, SIMPLE IRA Accounts, and SEP IRA Accounts, we will make annuity payments directly to the Account.

Evidence of Survival. We may require proof that any person on whose continued life any payments are based is alive. We reserve the right to withhold or discontinue payments until we receive proof, in a form satisfactory to us, that such person is living.

Gender-Based Annuity Purchase Rates. Generally, the Contract provides for gender-based annuity purchase rates when life annuity options are chosen. However, in Montana, which has adopted regulations prohibiting gender-based rates, blended unisex annuity purchase rates will be applied to both male and female annuitants. Unisex annuity purchase rates will provide the same annuity payments for male or female annuitants that are the same age on their annuity dates. The SEP IRA Contract uses unisex annuity purchase rates.

Employers and employee organizations considering purchase of the Contract should consult with their legal advisor to determine whether purchasing a Contract containing gender-based payout rates is consistent with Title VII of the Civil Rights Act of 1964 or other applicable law. We may offer such contract owners Contracts containing unisex payout rates.

Misstatement of Age or Sex. We may require proof at any time, in a form satisfactory to us, of the age or sex of any annuitant, owner or beneficiary if any payments and benefits under the Contract are based on such person’s age and sex. If the age or sex of any such person has been misstated, any payments and benefits will be adjusted based on the correct age and sex of such person.

Once annuity payments have begun, any amount we have overpaid as a result of such misstatement will be deducted from the next payment(s) made by us under the Contract. Any amount we have underpaid will be paid in full with the next payment made by us. We may pay interest on the underpayment at the rate required by the law of your state.

Annuity Options

The following fixed annuity payment options may be available. We may in the future offer more or fewer options. You may choose another option that is not set forth in this Prospectus if it is acceptable to us. Once you begin to receive annuity payments, you cannot change the payment option, payment amount, or the payment period. Please note that there is no guarantee that aggregate payments under any of these annuity options will equal the total premiums paid. Please note that annuity options without a life contingency (e.g., payments of a fixed amount or for a fixed period) may not satisfy required minimum distribution rules. Consult a tax advisor before electing one of these options.

Death of Owner During the Annuity Period. If the owner (or the annuitant, if the owner is a non-natural person) dies during the annuity period, any remaining payments under the annuity option in effect will continue to be made at least as rapidly as under the distribution method in effect as of such owner’s death.

Death of Annuitant During the Annuity Period. If the annuitant under an Annuity Option, or the last surviving joint annuitant under a Joint and Survivor Annuity Option, dies while any guaranteed amounts remain unpaid, the beneficiary may choose either:

(a)	to receive payments for the remainder of the period guaranteed; or

(b)	to receive the present value of the remaining guaranteed payments in a lump sum.

The interest rate used to calculate any present value is the interest rate we used on the annuity date to compute the amount of the annuity payments.

How We Determine Present Value of Future

Guaranteed Annuity Payments

Present value refers to the amount of money needed today to fund the remaining guaranteed payments under the annuity payment option you select. The primary factor in determining present value is the interest rate assumption we use. If you are receiving annuity payments under an option that gives you the ability to take the present value of future payments in a lump sum and you elect to take the lump sum, we will use the same interest rate assumption in calculating the present value that we used to determine your payment stream at the time your annuity payments commenced.

Payments of a Fixed Amount	We will make equal payments in an amount you choose until the sum of all payments equals the annuity value applied, increased for interest credited. The amount you choose must provide at least ten years of payments. These payments don’t depend on the annuitant’s life. If the annuitant dies before the guaranteed amount has been paid, you (or if no surviving owner, the beneficiary) may elect to have payments continued for the amount guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum.

Payments for a Fixed Period	We will make equal payments for a period you select of at least ten years. These payments don’t depend on the annuitant’s life. If the annuitant dies before the end of the period, you (or if no surviving owner, the beneficiary) may elect to have payments continued for the period guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum.

Life Annuity*	We make payments for as long as the annuitant lives. Payments will cease with the last payment made before the annuitant’s death.

Life Annuity With Payments Guaranteed for 5, 10, 15, or 20 Years	We make payments for as long as the annuitant lives. In addition, even if the annuitant dies before the period ends, we guarantee payments for 5, 10, 15, or 20 years. If the annuitant dies before the guarantee period ends, the beneficiary may elect to have payments continued for the period guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum.

Life Annuity With Guaranteed Return of Annuity Value	We make payments for as long as the annuitant lives. In addition, even if the annuitant dies, we guarantee payments until the sum of all annuity payments equals the annuity value applied. If the annuitant dies while guaranteed amounts remain unpaid, the beneficiary may elect to have payments continued for the amount guaranteed or to receive the present value of the remaining guaranteed amount in a lump sum.

Joint and Survivor Life Annuity*	We make payments for the lives of the annuitant and a designated second person. Payments will continue as long as either one is living.

Joint and Survivor Life Annuity With Payments Guaranteed for 5, 10, 15, or 20 Years	We make payments during the lives of the annuitant and a designated second person. Payments will continue as long as either one is living. In addition, even if the annuitant and the designated second person die before the guaranteed period ends, we guarantee payments for 5, 10, 15, or 20 years. If the annuitant and the designated second person die before the end of the period, the beneficiary may elect to have payments continued for the period guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum. If you die while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.

Individual Retirement Account Annuity	This annuity option is available only to IRA Contract owners, Roth IRA Contract owners, and SEP IRA Contract owners. Payments will be made annually based on either (a) the life expectancy of the annuitant; (b) the joint life expectancy of the annuitant and his or her spouse; (c) the life expectancy of the surviving spouse if the annuitant dies before the annuity date. Each annual payment will be determined in accordance with the applicable Internal Revenue Service regulations. Each subsequent payment will be made on the anniversary of the annuity date. Interest will be credited at our current rate for this option. On the death of the measuring life or lives prior to full distribution of the remaining value, we will pay that value to the beneficiary in a lump sum.

Guaranteed Minimum Income Benefit Riders

The Guaranteed Minimum Income Benefit (“GMIB”) and the GMIB EXTRA**( are optional riders that offer you the future ability to receive guaranteed minimum monthly fixed payments if you annuitize under certain terms and conditions of the rider. For a comparison of the significant differences between the two benefit riders, see Appendix K. For a detailed discussion of the GMIB and GMIB EXTRA, see “Guaranteed Minimum Income Benefit” and “Guaranteed Minimum Income Benefit EXTRA” below.

*	These options are “pure” life annuities. Therefore, it is possible for the payee to receive only one annuity payment if the person (or persons) on whose life (lives) payment is based dies after only one payment or to receive only two annuity payments if that person (those persons) dies after only two payments, etc.
**	If you purchased your Contract prior to January 12, 2007, the GMIB EXTRA is not available to you.

Guaranteed Minimum Income Benefit

General. If you are concerned that poor subaccount investment performance may adversely affect the annuity value on which your annuity payments will be based, we offer the optional GMIB rider for an additional charge. The GMIB provides you the ability to receive guaranteed minimum monthly fixed payments in the future if you annuitize under the terms and conditions of the GMIB rider. If you elect the GMIB rider, you know the level of minimum income that will be available to you upon annuitization, assuming no withdrawals or additional premiums, regardless of fluctuating market conditions. You may never need to rely upon the GMIB rider, which should be viewed as a payment “floor.” You must annuitize under the terms and conditions of the GMIB rider to obtain any benefit from the GMIB. If you do not annuitize under the GMIB rider, the fees collected for this benefit will not be refunded even if you do not annuitize under this rider. There is a waiting period of 10 years from the contract date before you can annuitize under the GMIB rider. If you elect GMIB, you cannot elect any GMWB option or the GMIB EXTRA rider.

For an example of the GMIB, please see Appendix F.

Because of the 10-year waiting period, you should not purchase the GMIB rider if you are over age 60 at issue and may need to annuitize the Contract at age 70 1/2 to meet Required Minimum Distributions for IRAs, SEP IRAs, and tax sheltered annuities.

If you decide that you want the protection offered by the GMIB rider, you must elect it at issue. For payment of any GMIB benefit under a joint and survivor life annuity, you will be asked to designate a second person, referred to as the joint annuitant. You cannot elect the GMIB rider if the annuitant or joint annuitant is older than age 75 on the contract date. You may not cancel the GMIB rider once elected. The GMIB rider will terminate upon full surrender, annuitization (under the Contract or GMIB rider), expiration of the last exercise period, death, or termination of the Contract. The GMIB rider will also terminate if the annuitant or joint annuitant is changed and the new annuitant or joint annuitant was older than age 75 on the contract date. However, the GMIB rider will not terminate at death if an eligible spousal beneficiary continues the Contract under the spousal beneficiary continuation option, unless the annuitant is also changed and the new annuitant was older than age 75 on the contract date. If there is a change of annuitant and the rider continues, the last exercise date may be reset to an earlier date. The GMIB rider currently may not be available in every state. Please see Appendix J.

Important Information About the GMIB Rider:

•    We will not refund the GMIB charges, even if you do not annuitize under the GMIB rider.

•    There is a 10-year waiting period before you can annuitize under the GMIB rider.

•    You must elect the GMIB rider at issue.

•    Once you elect the GMIB rider, you cannot cancel it.

•    You cannot elect the GMIB rider if the annuitant or the joint annuitant (if any) are older than age 75 on the contract date.

•    If you elect the GMIB rider, we may in the future require you to use our quarterly rebalancing program and comply with investment allocation restrictions and guidelines. These restrictions and guidelines are further discussed later in this Prospectus. If you do not comply with the restrictions and guidelines within a certain timeframe, we may charge you more for the benefit.

How We Determine the Amount of Your Minimum Guaranteed Income. If you elect the GMIB rider, we determine the amount of minimum income available to you on the date you exercise the GMIB rider by applying the GMIB Base (less applicable premium taxes) to the GMIB Annuity Option Payout Rates (“GMIB rates”) for the annuity option you select.

The GMIB Base is only used to calculate the GMIB, and does not establish or guarantee an account value, cash value, minimum death benefit, or a minimum return for any subaccount.

Because the GMIB rates are based on conservative actuarial factors, the amount of lifetime income that the GMIB rider guarantees may be less than the amount of income that would be provided by applying your annuity value to then-current annuity payout rates for the same annuity option. The payout rates may differ between the GMIB and the GMIB EXTRA. Therefore, you should view the benefit provided if you annuitize under the terms and conditions of the GMIB rider as a payment “floor.” Your amount of lifetime income, however, will not be less than it would be if we applied your annuity value on the exercise date to then-current annuity purchase rates for the same annuity option. Annuity payout rates depend on the sex (where permissible) and ages of the annuitant and any joint annuitant.

GMIB Base. The GMIB Base equals the greater of the GMIB MAV Base and the GMIB Roll-Up Base.

GMIB MAV Base. The GMIB MAV Base is equal to the greatest anniversary value. An anniversary value is equal to the contract value on the contract date and on each contract anniversary, increased by premium payments and decreased by “adjusted” withdrawals since the contract date or that anniversary.

For this formula, each “adjusted” withdrawal equals the amount withdrawn multiplied by (a) ÷ (b) where:

  (a) = GMIB MAV Base and

  (b) = the account value.

Both (a) and (b) are calculated immediately prior to the withdrawal.

We will calculate an anniversary value on the contract date and on each contract anniversary thereafter through the earlier of the contract anniversary on or following the annuitant’s 80th birthday (or the joint annuitant’s 80th birthday if earlier) and the date you exercise your GMIB. Changes in the annuitant may cause the rider to terminate. If the rider continues in effect, changes in the annuitant will not increase the period of time used to determine anniversary values. At the time of the annuitant change, if as of the contract date a new annuitant was older than the annuitant whose age is then being used to determine anniversary values, and the period of time for calculating the anniversary values has not ended, then the limitation date used for calculating additional anniversary values will be reset. The new limitation date will be reset based on the age of the new annuitant, but will not be reset to a date earlier than the date of the annuitant change.

GMIB Roll-Up Base. The GMIB Roll-Up Base equals the sum of GMIB Roll-Up Base A and GMIB Roll-Up Base B. Dividing the GMIB Roll-Up Base into these components allows us to apply different rates of interest to the GMIB Roll-Up Base associated with certain subaccounts (called “Restricted Subaccounts.”). The Restricted Subaccounts currently include the Ready Assets Prime Money Fund Subaccount, the Eaton Vance Floating-Rate Subaccount, and the JPMorgan Multi-Cap Market Neutral Subaccount.

For contract owners who purchased the Contract on or after January 12, 2007:

GMIB Roll-Up Base A: GMIB Roll-Up Base A is equal to:

•

the initial premium on the contract date plus any subsequent premiums received before the earlier of the first withdrawal or the first quarterversary, allocated to the subaccounts other than the Restricted Subaccounts, with interest compounded daily from the contract date at an annual rate of 5%; plus

•

subsequent premiums received on or after the earlier of the first quarterversary or the first withdrawal, allocated to any subaccounts other than the Restricted Subaccounts, plus all amounts transferred into any subaccounts other than Restricted Subaccounts, with interest compounded daily from the contract anniversary on or following the effective date of each additional premium payment or transfer at an annual rate of 5%; less

•

all “adjusted” withdrawals (as defined in the box below) from, and all amounts transferred from, any subaccounts other than the Restricted Subaccounts, with interest compounded daily from the contract anniversary on or following the effective date of each withdrawal or transfer at an annual rate of 5%.

The GMIB Roll-Up Base A will not be less than zero.

For contract owners who purchased the Contract prior to January 12, 2007:

The GMIB Roll-Up Base A is calculated as above, except that any subsequent premium payments you make after the initial premium, even if made before the earlier of the first quarterversary and the first withdrawal, will be credited at an annual rate of 5% interest only on or after the contract anniversary occurring after each such premium payment. That is, subsequent premiums are not considered “initial premium” for purposes of interest accrual.

“Adjusted” withdrawals: If the total of all withdrawals from subaccounts other than the Restricted Subaccounts during the contract year, including the amount of the requested withdrawal, is less than or equal to 5% times the GMIB Roll-Up Base A as of the beginning of the contract year, we will not adjust withdrawals in the calculation above and thus withdrawals will reduce the GMIB Roll-Up Base A on a dollar-for-dollar basis.

If the total of all withdrawals from subaccounts other than the Restricted Subaccounts, including the requested withdrawal, is greater than 5% times the GMIB Roll-Up Base A as of the beginning of the contract year, the requested withdrawal in the calculation above will be multiplied by an adjustment factor. The adjustment factor is (a) divided by (b) where:

(a) = GMIB Roll-Up Base A and

(b) = the account value in all subaccounts other than the Restricted Subaccounts.

Both (a) and (b) are calculated immediately prior to the withdrawal.

For contract owners who purchased the Contract on or after January 12, 2007:

GMIB Roll-Up Base B: GMIB Roll-Up Base B is equal to:

•

the initial premium on the contract date plus any subsequent premiums received before the earlier of the first withdrawal or the first quarterversary, allocated to Restricted Subaccounts with interest compounded daily from the contract date at an annual rate of 3% plus

•

subsequent premiums received on or after the earlier of the first quarterversary or the first withdrawal, allocated to Restricted Subaccounts, plus all amounts transferred into Restricted Subaccounts, with interest compounded daily from the contract anniversary on or following the effective date of each additional premium payment or transfer at an annual rate of 3%; less

•

all “adjusted” withdrawals (as defined in the box below) from, and all amounts transferred from, Restricted Subaccounts, with interest compounded daily from the contract anniversary on or following the effective date of each withdrawal or transfer at an annual rate of 3%.

The GMIB Roll-Up Base B will not be less than zero.

For contract owners who purchased the Contract prior to January 12, 2007:

The GMIB Roll-Up Base B is calculated as above, except that any subsequent premium payments you make after the initial premium, even if made before the earlier of the first quarterversary and the first withdrawal, will be credited at an annual rate of 3% interest only on or after the contract anniversary occurring after each such premium payment. That is, subsequent premiums are not considered “initial premium” for purposes of interest accrual.

“Adjusted” withdrawals: If the total of all withdrawals from Restricted Subaccounts during the contract year, including the amount of the requested withdrawal, is less than or equal to 3% times the GMIB Roll-Up Base B as of the beginning of the contract year, we will not adjust withdrawals in the calculation above and thus withdrawals will reduce the GMIB Roll-Up Base B on a dollar-for-dollar basis.

If the total of all withdrawals from Restricted Subaccounts, including the requested withdrawal, is greater than 3% times the GMIB Roll-Up Base B as of the beginning of the contract year, the requested withdrawal in the calculation above will be multiplied by an adjustment factor. The adjustment factor is (a) divided by (b) where:

(a) = GMIB Roll-Up Base B and

(b) = the account value in the Restricted Subaccounts.

Both (a) and (b) are calculated immediately prior to the withdrawal.

GMIB Limitations. The period during which the interest will accrue for purposes of calculating the GMIB Roll-Up Base A or the GMIB Roll-Up Base B is limited. Interest accrues until the earliest of:

1.	The 20th contract anniversary;

2.	The contract anniversary on or following the annuitant’s 80th birthday (or the joint annuitant’s 80th birthday if earlier); or

3.	The date you exercise your GMIB.

If there is a change in annuitant and the GMIB continues, subsequent changes in annuitant will not increase the period of time used to determine interest. At the time of the annuitant change, if as of the contract date a new annuitant was older than the annuitant whose age is then being used to determine the period during which interest will accrue and the period of time for calculating such interest has not ended, then the limitation date used for calculating additional interest will be reset. The new limitation date will be reset based on the age of the new annuitant, but will not be reset to a date earlier than the date of the annuitant change.

For contract owners who purchased the contract on or after April 13, 2009:

Allocation Guidelines and Restrictions. We do not currently, but may in the future, impose certain allocation guidelines and restrictions. Under these allocation guidelines and restrictions, we may require contract owners with the GMIB rider, to allocate at least 25% but no more than 60% to subaccounts in the following investment categories: Large Cap, Mid Cap, Small Cap, International and Balanced (60% of the percentage allocated to any Balanced subaccount will count towards meeting the 25% minimum and 60% maximum allocation requirement to these investment categories). Additionally, no more than 40% of total allocations among the following investment categories is permissible: Small Cap, International, Alternative and Money Market. The subaccounts currently available in these investment categories are listed in Appendix H.

We would also require contract owners with the GMIB rider to use the quarterly rebalancing feature. We will notify you at least 90 days in advance of the imposition of any such allocation guidelines and restrictions. If, at the end of this 90-day notice period, you have not complied with these allocation guidelines and restrictions, we will impose a higher charge for the GMIB for the duration of your Contract, but in no event will this charge exceed the maximum charge shown in the “Fee Table.”

Please note: The changes described in the preceding two paragraphs do not apply to contracts issued in Florida, New Jersey, Oregon, or Texas.

For contract owners who purchased the contract prior to April 13, 2009:

Allocation Guidelines and Restrictions. We do not currently, but may in the future, impose certain allocation guidelines and restrictions. Under these allocation guidelines and restrictions, we may require contract owners with the GMIB rider to allocate at least 40% but no more than 70% to subaccounts in the Large Cap, Mid Cap, Small Cap, and International investment categories and no more than 40% of total allocations among the following investment categories: Small Cap, International, Alternative, and Money Market. The subaccounts currently available in these investment categories are listed in Appendix H.

We would also require contract owners with the GMIB rider to use the quarterly rebalancing feature. We will notify you at least 90 days in advance of the imposition of any such allocation guidelines and restrictions. If, at the end of this 90-day notice period, you have not complied with these allocation guidelines and restrictions, we will impose a higher charge for the GMIB for the duration of your Contract, but in no event will this charge exceed the maximum charge shown in the “Fee Table.”

Conditions for Electing to Receive Income Payments. You cannot exercise the GMIB until the expiration of the waiting period. The waiting period expires on the 10th contract anniversary. After the waiting period, you may only exercise the GMIB on a contract anniversary or within the 30 days immediately following that contract anniversary. The last timeframe within which you can exercise the GMIB begins at the contract anniversary on or following the 85th birthday of the oldest annuitant or joint annuitant named at any time under the GMIB rider and expires 30 days later. Because of the length of the waiting period combined with the latest permissible exercise date, we will not allow you to elect the GMIB rider if either the annuitant or joint annuitant is older than age 75 on the contract date.

If you annuitize your Contract at any time other than during a permitted exercise period (even if necessary to meet federal minimum distribution requirements for IRAs or tax sheltered annuities), the GMIB is not available. For example, you cannot exercise the rider if you annuitize your Contract twelve and one half years after you purchase the Contract or seven years after you purchase the Contract. You are not required to use the GMIB rider to receive annuity payments. However, we will not refund fees paid for the GMIB rider if you annuitize outside of the terms and conditions of the GMIB rider.

Available Annuity Options. The annuity options available when using the GMIB to receive your fixed income are limited to the following:

•	Life Annuity
•	Joint and Survivor Life Annuity
•	Life Annuity with Payments Guaranteed for 10 Years
•	Joint and Survivor Life Annuity with Payments Guaranteed for 10 Years

If you select the Joint and Survivor Life Annuity or Joint and Survivor Life Annuity with Payments Guaranteed for 10 Years, the designated second person is deemed to be the joint annuitant for purposes of the GMIB rider.

Change of Annuitant. If an annuitant or joint annuitant is changed and, as of the contract date, the new annuitant or joint annuitant was older than age 75, the GMIB rider will terminate. Otherwise, if the new annuitant’s or joint annuitant’s age on the contract date was older than the age of the oldest annuitant or joint annuitant currently being used to determine the GMIB, we will reset the last timeframe within which you can exercise the GMIB based on the new annuitant’s or joint annuitant’s age. If the recalculated last exercise date is earlier than the date of the change of annuitant, the GMIB rider will terminate. The Contract does not permit two annuitants. However, you may designate a second person referred to as the joint annuitant for certain purposes solely under the GMIB and the GMWB riders. For the GMIB riders, the joint annuitant is a second person designated for payment of any GMIB under a joint and survivor life annuity. The joint annuitant does not have any rights under the Contract or the rider.

Federal tax law requires that under an IRA, the owner must be the annuitant. These tax rules may limit your right to change the annuitant or joint annuitant, which you would otherwise have under the GMIB rider. Consult a tax advisor. If the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account, all references to owner shall mean annuitant.

GMIB Charge. We deduct a charge for the GMIB rider that compensates us for the costs and risks we assume in providing this benefit. (See “Charges, Deductions, and Credits – GMIB Charge.”)

Payment of the GMIB is subject to our financial strength and claims-paying ability.

For an example of the calculation of the GMIB, see Appendix F.

Guaranteed Minimum Income Benefit EXTRA*

General. In addition to the GMIB, we also offer the GMIB EXTRA, which is an enhanced version of the GMIB. As with the GMIB, you may choose to elect this option for an additional charge if you are concerned that poor subaccount investment performance may adversely affect the annuity value on which your annuity payments will be based. Also, as with the GMIB, if you decide you want the protection that GMIB EXTRA provides, you must elect it when your Contract is issued. The GMIB EXTRA provides you the ability to receive guaranteed minimum monthly fixed payments in the future if you annuitize under the terms and conditions of the GMIB EXTRA rider. If you elect the GMIB EXTRA rider, you know the level of minimum income that will be available to you upon annuitization, assuming no withdrawals or additional premiums, regardless of fluctuating market conditions. You may never need to rely upon the GMIB EXTRA rider, which should be viewed as a payment “floor.”

You must annuitize under the terms and conditions of the GMIB EXTRA rider to obtain any benefit from the rider. If you do not annuitize under the terms and conditions of the GMIB EXTRA rider, the charges collected for this benefit will not be refunded. There is an initial waiting period of 10 years from the contract date before you can annuitize under the GMIB EXTRA rider. If you elect the GMIB EXTRA rider, you cannot elect any GMWB option, or the GMIB rider. Furthermore, you cannot participate in the Dollar Cost Averaging Program.

Because of the 10-year waiting period, you should not purchase the GMIB EXTRA rider if you are over age 60 at issue and may need to annuitize the Contract at age 70 1/2 to meet federal minimum distribution requirements for IRAs, SEP IRAs, and tax sheltered annuities.

Please note that while the GMIB and GMIB EXTRA serve the same general purpose, there are differences between the two options. Please read this section and the “Guaranteed Minimum Income Benefit” section carefully to decide if either of these options is right for you.

You cannot elect the GMIB EXTRA rider if you are younger than age 45 or older than age 70 (age 75 if you purchased your Contract on or after June 23, 2008) on the contract date. Only spouses may be joint annuitants. If the owner is a natural person, then the annuitant must be the owner. The GMIB EXTRA rider is irrevocable– that is, you may not cancel the GMIB EXTRA rider once you elect it. The GMIB EXTRA rider will terminate upon full surrender, annuitization (under the Contract or the GMIB EXTRA rider), expiration of the last exercise period, death, or termination of the Contract. However, the GMIB EXTRA rider will not terminate at death if a spousal beneficiary (who is also a joint annuitant) elects to continue the Contract under the spousal beneficiary continuation option or if an eligible spousal beneficiary (who is not a joint annuitant, but is at least age 45, but not over age 70 (age 75 if you purchased your Contract on or after June 23, 2008) on the spousal continuation date) elects to continue the GMIB EXTRA rider as the sole owner/annuitant (provided the GMIB EXTRA rider is still available for sale at that time). The last exercise date and the last optional reset date will be recalculated based on the surviving spouse’s age on the spousal continuation date, if earlier. The GMIB EXTRA rider may not be available in every state. See Appendix J. Depending on when you purchased your Contract, the GMIB EXTRA may vary (e.g., age limitations, payout rates, and certain percentage rates).

*	If you purchased your Contract prior to January 12, 2007, the GMIB EXTRA is not available to you.

Important Information About the GMIB EXTRA Rider:

•    We will not refund the GMIB EXTRA charges, even if you do not annuitize under the GMIB EXTRA rider.

•    There is an initial 10-year waiting period before you can annuitize under the GMIB EXTRA rider. (If you choose to reset the GMIB EXTRA Roll-Up Base on a contract anniversary, a new 10-year waiting period begins.)

•    You must elect the GMIB EXTRA rider at contract issue.

•    Once you elect the GMIB EXTRA rider, you cannot cancel it.

•    You cannot elect the GMIB EXTRA rider if you are younger than age 45 or older than age 70 (age 75 if you purchased your Contract on or after June 23, 2008).

•    If you elect the GMIB EXTRA rider, we require you to comply with allocation guidelines and restrictions.

How We Determine The Amount of Your Minimum Guaranteed Income. If you elect the GMIB EXTRA rider, we determine the amount of minimum income available to you on the date you exercise the GMIB EXTRA rider by applying the GMIB EXTRA Base (less applicable premium taxes) to the GMIB EXTRA Annuity Option Payout Rates (“GMIB EXTRA rates”) for the annuity option you select.

The GMIB EXTRA Base is only used to calculate the GMIB EXTRA guaranteed income payments, and does not establish or guarantee an account value, cash value, minimum death benefit, or a minimum return for any subaccount.

Because the GMIB EXTRA rates are based on conservative actuarial factors, the amount of lifetime income that the GMIB EXTRA rider guarantees may be less than the amount of income that would be provided by applying your annuity value to then-current annuity payout rates for the same annuity option. The payout rates may differ between the GMIB and GMIB EXTRA and may differ depending on when you purchased your Contract. Therefore, you should view the benefit provided if you annuitize under the terms and conditions of the GMIB EXTRA rider as a payment “floor.” Your amount of lifetime income, however, will not be less than it would be if we applied your annuity value on the exercise date to then-current annuity purchase rates for the same annuity option. Annuity payout rates depend on the sex (where permissible) and ages of the annuitant and any joint annuitant.

GMIB EXTRA Base. The GMIB EXTRA Base equals the greater of the GMIB EXTRA MAV Base and the GMIB EXTRA Roll-Up Base.

GMIB EXTRA MAV Base. The GMIB EXTRA MAV Base is equal to the greatest anniversary value. An anniversary value is equal to the contract value on the contract date and on each contract anniversary, increased by premium payments and decreased by “adjusted” withdrawals since the contract date or that anniversary.

For this formula, each “adjusted” withdrawal equals the amount withdrawn multiplied by (a)/(b) where:

  (a) = GMIB EXTRA MAV Base and

  (b) = the account value.

Both (a) and (b) are calculated immediately prior to the withdrawal.

We will calculate anniversary values until the earlier of:

•	the contract anniversary on or following the oldest annuitant’s 85th birthday; or
•	the date you exercise your GMIB EXTRA.

Changes in annuitant may cause the GMIB EXTRA rider to terminate. If the rider continues in effect, changes in annuitant will not increase the period of time used to determine anniversary values. At the time of the annuitant change, if as of the contract date a new annuitant was older than the annuitant whose age is then being used to determine anniversary values, and the period of time for calculating anniversary values has not ended, then the limitation date used for calculating additional anniversary values will be reset. The new limitation date will be reset based on the age of the new annuitant, but will not be reset to a date earlier than the date of the annuitant change.

GMIB EXTRA Roll-Up Base: GMIB EXTRA Roll-Up Base is equal to:

•

the initial premium plus any subsequent premiums received before the earlier of the first withdrawal or the first quarterversary following the contract date with interest compounded daily from the contract date at an annual rate of 5% (6% if you purchased your Contract on or after June 23, 2008); plus

•

all subsequent premiums received on or after the earlier of the first quarterversary or the first withdrawal following the contract date with interest compounded daily from the contract anniversary on or following the effective date of each additional premium payment at an annual rate of 5% (6% if you purchased your Contract on or after June 23, 2008); less

•

all “adjusted” withdrawals (as defined in the box below) with interest compounded daily from the contract anniversary on or following the effective date of each withdrawal at an annual rate of 5% (6% if you purchased your Contract on or after June 23, 2008).

The GMIB EXTRA Roll-Up Base will not be less than zero.

“Adjusted” withdrawals: If the total of all withdrawals during the contract year, including the amount of the requested withdrawal, is less than or equal to 5% (6% if you purchased your Contract on or after June 23, 2008) times the GMIB EXTRA Roll-Up Base as of the beginning of the contract year, we will not adjust withdrawals in the calculation above and thus withdrawals will reduce the GMIB EXTRA Roll-Up Base on a dollar-for-dollar basis.

If the total of all withdrawals, including the requested withdrawal, is greater than 5% (6% if you purchased your Contract on or after June 23, 2008) times the GMIB EXTRA Roll-Up Base as of the beginning of the contract year, the requested withdrawal in the calculation above will be multiplied by an adjustment factor. The adjustment factor for the requested withdrawal is (a) divided by (b) where:

(a) = GMIB EXTRA Roll-Up Base and

(b) = the account value.

Both (a) and (b) are calculated immediately prior to such withdrawal.

Interest accrues until the earlier of:

•	the contract anniversary on or following the oldest annuitant’s 85th birthday; or

•	the date you exercise the GMIB EXTRA rider.

If there is a change of annuitant and the GMIB EXTRA rider continues, the period of time used to accrue interest will not increase. If the new annuitant is older than the previous annuitant, then the limitation date used for calculating additional interest will be reset. The new limitation date will be reset based on the age of the new annuitant, but will not be reset to a date earlier than the date of the annuitant change.

For contract owners who purchased the contract on or after April 13, 2009:

Rebalancing Program. If you use our Rebalancing Program, you must provide us with written instructions that comply with the following: you must allocate at least 25% but no more than 60% to subaccounts in the following investment categories: Large Cap, Mid Cap, Small Cap, International and Balanced (60% of the percentage allocated to any Balanced subaccount will count towards meeting the 25% minimum and 60% maximum allocation requirement to these investment categories). Additionally, no more than 40% of total allocations among the following investment categories is permissible: Small Cap, International, Alternative and Money Market. The subaccounts currently available in these investment categories are listed in Appendix H of this Prospectus.

Your total allocations must equal 100%. You may change your allocations provided the resulting allocations continue to comply with the Allocation Guidelines and Restrictions. However, any request to reallocate account value that is not in compliance with the Allocation Guidelines and Restrictions will not be accepted while the GMIB EXTRA rider is in effect.

Please note: The changes described in the preceding two paragraphs do not apply to contracts issued in Florida, New Jersey, Oregon, or Texas.

Asset Allocation Program. If you participate in the Asset Allocation Program, you must select one of the following asset allocation Models:

•	Moderately Conservative; or
•	Moderate.

At any time, you may change to a different asset allocation model, provided the model you choose will satisfy the Allocation Guidelines and Restrictions. We will notify if an asset allocation model no longer satisfies the Allocation Guidelines and Restrictions.

For contract owners who purchased the contract prior to April 13, 2009:

Required Minimum Distributions

Beginning in the year in which you reach age 70 1/2, provided that you have not begun annuity payments, we will send you a notice at the beginning of each calendar year advising you of the RMD amount for the Contract. If the Contract is owned by an IRA Account, SEP IRA Account or SIMPLE IRA Account, please note that the RMD amount for the Contract will not be the full amount necessary to satisfy the RMD for the IRA Account, SEP IRA Account or SIMPLE IRA Account if the IRA Account, SEP IRA Account or SIMPLE IRA Account holds assets in addition to the Contract. Special rules apply to withdrawals of the RMD amount for the Contract only.

Because RMD requirements apply to calendar years, and cumulative withdrawals are determined based on contract years, you must notify us in writing if a particular withdrawal request is being made in order to satisfy your RMD. We will then determine whether the requested RMD withdrawal amount plus any withdrawals you have already taken during that contract year (together, “cumulative withdrawals”) exceeds 5% (6% if you purchased your Contract on or after June 23, 2008) times the GMIB EXTRA Roll-Up Base at the beginning of that contract year. If it does, your GMIB EXTRA Base will be adjusted as follows:

Cumulative withdrawals less than or equal to RMD for the Contract:

If cumulative withdrawals for the contract year (including the requested RMD withdrawal) do not exceed the amount necessary to satisfy the RMD rules for the Contract only, then to the extent withdrawals exceed 5% (6% if you purchased your Contract on or after June 23, 2008) times the GMIB EXTRA Roll-Up Base, effective at the beginning of the contract year, the adjustment factor for the requested RMD withdrawal is 1.0. Consequently, we will reduce your GMIB EXTRA Base dollar-for-dollar in the amount of the RMD withdrawal.

Cumulative withdrawals greater than RMD for the Contract:

If the total of all withdrawals during the contract year, including the requested RMD withdrawal, exceeds the amount necessary to satisfy the RMD rules for the Contract only, the adjustment factor for the requested RMD withdrawal is (a) divided by (b) where:

(a) = GMIB EXTRA Roll-Up Base, and

(b) = the account value

Both (a) and (b) are calculated immediately prior to such withdrawal.

For further information on RMDs, please see “Federal Tax Matters — Required Minimum Distributions.”

The imposition of the second — and more costly — adjustment factor to a withdrawal of the RMD amount for the Contract may generally be avoided through careful timing of RMD withdrawals — e.g., by withdrawing only one calendar year’s RMD withdrawal amount for the Contract during any contract year — and by requesting only the amount necessary, when added to other withdrawals made during a calendar year, to satisfy the RMD for the Contract. Because the timing and the amount of the RMD withdrawal is critical, you should consult a tax adviser to help you determine the best time to request an RMD withdrawal.

For examples, please see Appendix N and Appendix O.

Allocation Guidelines and Restrictions. If you elect the GMIB EXTRA rider, you must use certain models in our Asset Allocation Program or participate in a quarterly Rebalancing Program in order to satisfy our Allocation Guidelines and Restrictions requirement. For both new and existing Contracts, we reserve the right to change these Allocation Guidelines and Restrictions or impose additional limitations on your ability to allocate to or make transfers among subaccounts.

The asset allocation models and Rebalancing Program’s investment restrictions are generally designed to provide consistent returns by minimizing risk. In minimizing risk, however, such programs may also limit the potential for your account value to appreciate. If you were not subject to the Allocation Guidelines and Restrictions under this rider, it is possible that you could earn a higher rate of return on your account value. You should consult with your registered representative to assist you in determining whether these models and/or investment restrictions are suited for your financial needs and risk tolerance. For detailed information on the Rebalancing Program and Asset Allocation Program models, see these sections in this Prospectus.

Rebalancing Program. If you use our Rebalancing Program, you must provide us with written instructions that comply with the following: you must allocate at least 40% but no more than 70% among subaccounts in the Large Cap, Mid Cap, Small Cap, and International investment categories, and no more than 40% among subaccounts in the Small Cap, International, Alternative, and Money Market investment categories. The subaccounts currently available in these investment categories are listed in Appendix H of this Prospectus.

Your total allocations must equal 100%. You may change your premium allocations provided the resulting allocations continue to comply with the Allocation Guidelines and Restrictions. However, any request to reallocate account value that is not in compliance with the Allocation Guidelines and Restrictions will not be accepted while the GMIB EXTRA rider is in effect.

Important Mechanics of the Rebalancing Program.

•	You must choose a quarterly rebalancing date, which can be any date from the 1st through the 28th day of a month.
•	Your first rebalancing date must be within 95 days from the contract date.
•	You must allocate any additional premiums in accordance with the subaccounts and percentages you have selected.

•

You may request to change your instructions while the GMIB EXTRA rider is in effect and/or to transfer among subaccounts provided that each request results in allocation of your account value that complies with the Allocation Guidelines and Restrictions.

•

If we tell you that a subaccount that you are invested in will close or be eliminated, you must provide new allocation instructions that comply with these guidelines and restrictions or the GMIB EXTRA rider will be terminated.

•	Only pro-rata withdrawal requests, affecting all subaccounts in which you are invested, will be permitted while the GMIB EXTRA rider is in effect.

Asset Allocation Program. If you participate in the Asset Allocation Program, you must select one of the following asset allocation models:

•	Moderately Conservative;
•	Moderate; or
•	Moderately Aggressive.

At any time, you may change to a different asset allocation model, provided the model you choose will satisfy the Allocation Guidelines and Restrictions. We will notify you if an asset allocation model no longer satisfies the Allocation Guidelines and Restrictions.

If you no longer wish to participate in the Asset Allocation Program or if we notify you that the asset allocation model you previously selected will no longer satisfy the Allocation Guidelines and Restrictions described above, you must provide us with new instructions that satisfy the Allocation Guidelines and Restrictions. If you do not provide us with new instructions, the quarterly Rebalancing Program for your Contract will apply. Your account value will then be rebalanced to the same subaccounts of the asset allocation model you previously selected, and with the percentages that existed for that asset allocation model when it last satisfied the Allocation Guidelines and Restrictions. Thereafter, unless we receive new instructions from you, we will rebalance your account value quarterly on the 28th of the month at the end of each calendar quarter in accordance with those percentages.

Optional Reset. On each contract anniversary up to and including the contract anniversary on or following the oldest annuitant’s 75th birthday, you can request that the GMIB EXTRA Roll-Up Base be reset on such anniversary to equal the contract value, if higher. Your request must be by written notification to our Service Center and must be received no later than 30 days following such anniversary. Please note that by writing to our Service Center you may elect to receive automatic annual resets on each contract anniversary if the contract value on that contract anniversary exceeds the GMIB EXTRA Roll-Up Base. Automatic annual resets continue until the earlier of (a) the 7th contract anniversary or (b) the contract anniversary on or following the oldest annuitant’s 75th birthday. You have the right to opt out of receiving the automatic annual resets at anytime by submitting written notice to our Service Center. Each time the GMIB EXTRA Roll-Up Base resets to equal the current contract value, a new 10-year waiting period begins before you can exercise GMIB EXTRA.

Because of the 10-year waiting period, you should not reset the GMIB EXTRA Roll-Up Base if you are over age 60 and may need to annuitize the Contract at age 70 1/2 to meet federal minimum distribution requirements for IRAs, SEP IRAs, and tax sheltered annuities.

Conditions For Electing To Receive Income Payments. You cannot exercise the GMIB EXTRA until the expiration of the waiting period. The waiting period expires on the 10th contract anniversary following the later of the contract date or the date of the last optional reset, if any. After the waiting period, you may exercise the GMIB EXTRA only on or during the 30 day period following each contract anniversary. The last timeframe during which you can exercise the GMIB EXTRA begins at the contract anniversary on or following the 85th birthday of the oldest annuitant named at any time under the GMIB EXTRA rider and expires 30 days later.

If you annuitize your Contract at any time other than during a permitted exercise period (even if necessary to meet federal minimum distribution requirements for IRAs or tax sheltered annuities), the GMIB EXTRA is not available.

For example, you cannot exercise the rider if you annuitize your Contract 12 1/2 years after you purchase the Contract or seven years after you purchase the Contract. In addition, please note:

•

You are not required to use the GMIB EXTRA rider to receive annuity payments. However, we will not refund charges paid for the GMIB EXTRA rider even if you annuitize outside of the terms and conditions of the GMIB EXTRA rider.

•	The last exercise date and the last optional reset date will be recalculated based upon the surviving spouse’s age on the spousal continuation date, if earlier.

Available Annuity Options. The annuity options available when using the GMIB EXTRA to receive your fixed income are limited to the following:

•	Life Annuity
•	Joint and Survivor Life Annuity
•	Life Annuity with Payments Guaranteed for 10 Years
•	Joint and Survivor Life Annuity with Payments Guaranteed for 10 Years

If you select the Joint and Survivor Life Annuity or the Joint and Survivor Life Annuity with Payments Guaranteed for 10 Years, the designated person is deemed to be the joint annuitant for purposes of the GMIB EXTRA rider.

Change of Annuitant. In general, we will not permit a change of annuitant if as of the date of change, the new annuitant was younger than age 45 or older than age 70 (75 if you purchased your Contract on or after June 23, 2008). If in the future the law requires us to permit such changes, the GMIB EXTRA rider will terminate. In addition, if the annuitant is changed to a spousal beneficiary who as of the spousal continuation date was younger than age 45, the GMIB EXTRA rider will terminate. If the recalculated last exercise date is earlier than the date of the change of annuitant, the GMIB EXTRA rider will terminate. The Contract does not permit two annuitants. However, you may designate a second person referred to as the joint annuitant for certain purposes solely under the GMIB and the GMWB riders. For the GMIB riders, the joint annuitant is a second person designated for payment of any GMIB under a joint and survivor life annuity. The joint annuitant does not have any rights under the Contract or the rider.

Federal tax law requires that under an IRA, the owner must be the annuitant. These tax rules may limit your right to change the annuitant or joint annuitant, which you would otherwise have under the GMIB EXTRA rider. Consult a tax advisor. If the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account, all references to owner shall mean annuitant.

If there is a change of annuitant or an assignment of this Contract (in jurisdictions where applicable), this rider will terminate unless the annuitant is changed under any of the circumstances described below:

1)	a spouse of the current annuitant is added as joint annuitant who is at least age 45, but not older than age 70 (75 if you purchased your Contract on or after June 23, 2008) as of the effective date of the change;

2)	a spouse of the current annuitant is removed as a joint annuitant;

3)	as the result of the creation or termination of a trust, the life (or lives) upon which payment of the GMIB EXTRA is based has not changed.

Systematic Withdrawal Program. Effective June 23, 2008, under the Systematic Withdrawal Program, you may elect systematic withdrawals equal annually to 5% (6% if you purchased your Contract on or after June 23, 2008) of the GMIB EXTRA Roll-Up Base as of the beginning of the contract year divided by the requested frequency of the systematic withdrawals. If you elect the Systematic Withdrawal Program during a contract year, the systematic withdrawals will equal 5% (6% if you purchased your Contract on or after June 23, 2008) of the GMIB EXTRA Roll-Up Base as of the beginning of the contract year divided by the number of remaining systematic withdrawals in the contract year. In the following contract year, if the GMIB EXTRA Roll-Up Base increases or decreases, then we will automatically increase or decrease the systematic withdrawals to be equal to 5% (6% if you purchased your

Contract on or after June 23, 2008) of the GMIB EXTRA Roll-Up Base as of the beginning of that contract year divided by the requested frequency of the systematic withdrawals. If you take withdrawals outside the program during the contract year, we will decrease subsequent systematic withdrawals to equal the remaining systematic withdrawal amount divided by the number of systematic withdrawals remaining in the contract year. If you take withdrawals outside the program that cause the systematic withdrawals to be less than $40 then we will terminate the Systematic Withdrawal Program. We also reserve the right to terminate the Systematic Withdrawal Program if you take any withdrawals outside the program. All withdrawals, regardless of whether they are taken inside or outside of the Systematic Withdrawal Program, will reduce the GMIB EXTRA Roll-Up Base as described in the shaded box above entitled “Adjusted withdrawals.” For more information on the Systematic Withdrawal Program, see “Partial Withdrawals — Systematic Withdrawal Program.”

No Lapse Guarantee. If your account value is reduced to zero and the amount of your withdrawals has not exceeded 5% (6% if you purchased your Contract on or after June 23, 2008) of the GMIB EXTRA Roll-Up Base as of the beginning of that contract year, then the following will occur.

1)	An annuity date no earlier than the next contract anniversary will be set;

2)	the GMIB EXTRA Base less any applicable premium taxes as of such date will be applied to the GMIB EXTRA annuity option payout rates for the annuity option you select based on the age and sex (where permissible) of the annuitant(s); and

3)	all riders attached to the Contract will terminate.

Any withdrawal which causes total withdrawals in any contract year to exceed 5% (6% if you purchased your Contract on or after June 23, 2008) of the GMIB EXTRA Roll-Up Base will irrevocably terminate the No Lapse Guarantee.

If we determine that the RMD for your Contract exceeds 5% (6% if you purchased your Contract on or after June 23, 2008) times the GMIB EXTRA Roll-Up Base at the beginning of the contract year, the No Lapse Guarantee will not terminate as a result, provided we determine that your GMIB EXTRA Roll-Up Base will be reduced dollar-for-dollar. (See “Required Minimum Distributions.”)

Please note that while the No Lapse Guarantee is in effect, the following provisions of your Contract are waived:

•      The inactive contract provision which is discussed under “Inactive Contract” in this Prospectus.

•      The minimum surrender value that is discussed under “Partial Withdrawals” in this Prospectus. However, this provision is not waived for a partial withdrawal that causes the No Lapse Guarantee to be terminated.

GMIB EXTRA Charge. We deduct a charge for the GMIB EXTRA rider that compensates us for the costs and risks we assume in providing this benefit. (See “Charges, Deductions, and Credits – GMIB Charge.”)

Payment of the GMIB EXTRA is subject to our financial strength and claims-paying ability.

For an example of the GMIB EXTRA, please see Appendix F.

Guaranteed Minimum Withdrawal Benefit

The Guaranteed Minimum Withdrawal Benefit is no longer available for purchase. If you previously purchased the Guaranteed Minimum Withdrawal Benefit, your benefits will remain the same. However, if you have previously purchased the Guaranteed Minimum Withdrawal Benefit and have since terminated or terminate at any time in the future, you may no longer elect to purchase it again.

General

If you are concerned that poor subaccount investment performance may adversely impact the amount of money you can withdraw from your Contract and/or that you may live substantially longer than expected, and outlive your account value, you may purchase the GMWB on a single life (“Single Life”) basis or on a joint life (“Joint Life”) basis. For an additional charge, the Single Life and Joint Life*riders are available to new purchasers at contract issue only, subject to state availability. Throughout this Prospectus, the Single Life and Joint Life riders will be collectively referred to as “GMWB.” If you elected the GMWB, during your lifetime you can take minimum annual withdrawals and payments from us, if necessary, regardless of your account value each contract year up to a specified amount, referred to as the Guaranteed Lifetime Amount. This means if your account value is depleted at any time while the GMWB is in effect, we guarantee that we will make payments to you equal to the Guaranteed Lifetime Amount over your life (and your spouse’s life, if you select the Joint Life rider), subject to certain conditions and restrictions. If you elect the GMWB rider you cannot elect GMIB or GMIB EXTRA.

You should not elect a GMWB if:

•	you plan to take withdrawals in excess of the Guaranteed Lifetime Amount because such excess withdrawals may significantly reduce or eliminate the value of the benefit;

•	you are interested in long-term accumulation rather than current payments and are not interested in the protection the benefit provides; or

•	you are using the Contract to fund a roll-over tax sheltered annuity where withdrawal restrictions will apply.

The GMWB riders may not be available in every state; please see Appendix J. Depending on when you purchased your Contract, the GMWB version may vary. See Appendix M.

Under the Joint Life rider, lifetime withdrawals and payments from us, if necessary, are guaranteed for your life and the life of the joint annuitant. Under the Single Life rider, lifetime withdrawals and payments from us, if necessary, are guaranteed only for your life. Also, please note that if you purchased your Contract on or after January 12, 2007, adding a new joint annuitant under the Joint Life rider resets the GMWB Base to the current account value, if lower. The most significant difference between the Single Life rider and the Joint Life rider, in addition to whether lifetime withdrawals and payments from us, if necessary, may be provided over one or two lives, is that under the Single Life rider, joint annuitants are not permitted; whereas under the Joint Life rider, joint annuitants are permitted, but they must be spouses. Differences between the Single Life and the Joint Life riders are set forth in Appendix L.

What is the GMWB?

The GMWBs are optional riders that permit you to receive annual minimum withdrawals and payments from us, if necessary, regardless of your account value during your lifetime (or until the second annuitant’s death if there is a joint annuitant). There is an additional charge for this rider.

*	If you purchased your Contract prior to January 12, 2007, only the Joint Life version of the GMWB was available.

Important Information About the GMWB Rider:

•        If you do not choose to take withdrawals and/or do not receive lifetime payments while this rider is in effect, we will not refund the GMWB charges. If you do receive lifetime payments under your rider, there is a risk that the total amount of the lifetime payments you receive will not exceed the GMWB charges you have paid.

•        If you make withdrawals from your Contract while the rider is in effect, those withdrawals are made from your own account value. We are only required to start using our own money to make lifetime payments to you when and if your account value is reduced to zero (for any reason other than due to an excess withdrawal).

•        We have designed the rider to protect you from outliving your account value. If the rider is terminated or you (and your spouse, if you select the Joint Life rider) die before your account value is reduced to zero, neither you nor your estate will receive any lifetime payments from us, nor will the rider provide for any cash value build-up to provide lifetime payments.

•        We limit your withdrawals to the Guaranteed Lifetime Amount each contract year and impose certain investment allocation guidelines and restrictions in order to minimize the risk that your account value will be reduced to zero before your (or your spouse’s) death. Accordingly, a significant risk against which the rider protects — that your account value will be reduced to zero (other than due to an excess withdrawal) while you are still alive — may be minimal. Thus, these restrictions also significantly reduce the likelihood that we will make any lifetime payments to you under the rider. In fact, if your Contract’s investment performance over time is sufficient to generate gains that can sustain periodic withdrawals equal to or greater than the Guaranteed Lifetime Amount, then your account value will never be reduced to zero and we will never make lifetime payments to you.

•        For purposes of the Joint Life GMWB, if you have designated your spouse as your sole primary beneficiary, you may also designate your spouse as a second person whose life will be used to determine benefits under the GMWB rider, referred to as the “joint annuitant.” The joint annuitant does not have any rights under the Contract or the rider.

•        You (and your joint annuitant, if any) must be at least 60 years old (if you purchased your Contract prior to January 11, 2008) or 55 years old (if you purchased your Contract on or after January 11, 2008, but before June 23, 2008) and not more than 80 years old when you elected the GMWB rider (there is no minimum age requirement if you purchased your Contract on or after June 23, 2008).

•        If you elected either GMWB, certain investment allocation guidelines and restrictions apply, including participating in a Quarterly Rebalancing Program or use of specified models under the Asset Allocation Program. These restrictions and guidelines are further discussed later in this Prospectus.

• For both new and existing Contracts, you may elect either a GMWB or a GMIB, but not both optional benefits.

• Please note that all withdrawals – even withdrawals made while the GMWB is in effect – reduce your account value and death benefit.

• We will not accept additional premium payments after you take your first withdrawal after the GMWB Effective Date.

•        If you are under age 59 1/2, withdrawals under tax sheltered annuities are restricted. Generally, you should not purchase a GMWB rider under a tax sheltered annuity if you are younger than age 59 1/2 unless an exception to the withdrawal restriction applies. You should consult a tax adviser.

•        Federal tax law requires that if the owner is an individual natural person, then the owner also must be the annuitant. These tax rules may limit your right to change the annuitant or joint annuitant, which you would otherwise have under the GMWB rider. Changing an annuitant may have tax consequences. If the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account, all references to owner shall mean annuitant and the age of the annuitant (and the age of the joint annuitant, if applicable) will be used. Joint annuitants may only be spouses.

• If you elected the GMWB, you may not elect and/or continue the Dollar Cost Averaging Program discussed earlier in this Prospectus.

You should consult with your tax and financial professionals before purchasing the GMWB rider to determine whether the rider is suitable for you.

Important Term: The GMWB Effective Date is the date the GMWB rider becomes effective.

When May I Take Withdrawals?

If you elected the GMWB rider, any withdrawal will be subject to the terms of the GMWB rider. This means that any withdrawal amount (including the “free withdrawal amount”), if greater than the Guaranteed Lifetime Amount, will also reduce your GMWB Base as well as your account value. The “free withdrawal amount” is discussed earlier in this Prospectus.

In order to make withdrawals and still maintain the rider’s guarantee, you may request to withdraw up to the Guaranteed Lifetime Amount each contract year on or after the GMWB Effective Date. You should note that as long as you have made no withdrawals, the GMWB Base (and therefore the Guaranteed Lifetime Amount) can increase due to: (a) positive investment performance for ten years after the GMWB Effective Date (or, if you purchased your Contract on or after January 12, 2007, for the life of the rider regardless of whether you take withdrawals); or (b) any roll-ups (for up to five contract years if you purchased your Contract on or after January 12, 2007, but before June 23, 2008 or up to ten contract years if you purchased your Contract on or after June 23, 2008). See definitions of “Lifetime Income Percentage” and “GMWB Base” below, to learn how your Guaranteed Lifetime Amount can increase.

What is the Guaranteed Lifetime Amount?

We determine your Guaranteed Lifetime Amount by multiplying the GMWB Base by a percentage based on age at the time of your first withdrawal on or after the GMWB Effective Date. This rate is called a Lifetime Income Percentage.

Lifetime Income Percentage X GMWB Base = Guaranteed Lifetime Amount

More specifically, we determine the initial Lifetime Income Percentage based on your age band (or the age band of the younger annuitant if there are joint annuitants) on the date of the first withdrawal on or after the GMWB Effective Date in accordance with the following chart. We will also re-determine, and if appropriate, step-up your Lifetime Income Percentage, based upon your age band (or the age band of the younger annuitant if there are joint annuitants) on any contract anniversary (on any third contract anniversary, if you purchased your Contract prior to September 1, 2006), if we are increasing your GMWB Base to equal your contract value on such anniversary. (See “Automatic Step-Up” later in this section.)

If you purchased your GMWB Rider prior to January 11, 2008, the following table applies:

Age Band of (Younger) Annuitant at First Withdrawal or at Spousal Continuation	Lifetime Income Percentage
60-64	4.5%
65-69	5.0%
70-74	5.5%
75-79	6.0%
80+	7.0%

If you purchased your GMWB Rider on or after January 11, 2008, but before June 23, 2008, the following table applies:

Age Band of (Younger) Annuitant at First Withdrawal or at Spousal Continuation	Lifetime Income Percentage
55-59	4.0%
60-69	5.0%
70-79	6.0%
80+	7.0%

If you purchased your GMWB Rider on or after June 23, 2008, the following table applies:

Age Band of (Younger) Annuitant at First Withdrawal or at Spousal Continuation	Lifetime Income Percentage
0-54	0.0%
55-59	4.0%
60-69	5.0%
70-79	6.0%
80+	7.0%

Please note that any withdrawals you take before age 59 1/2 may also be subject to a 10% federal penalty tax.

If you elected the Single Life rider, annuitant changes are not permitted except upon spousal continuation. (See “Spousal Continuation” below.)

If you elected the Joint Life rider and later add a new joint annuitant, the GMWB Base is reset to the current account value, if lower, except upon spousal continuation (See “Spousal Continuation” below). However, if you purchased your Contract prior to January 12, 2007, your GMWB Base will not be reset. The Lifetime Income Percentage may change based on the younger spouse’s age band or on the surviving spouse’s age band on the spousal continuation date. If a joint annuitant spouse is removed then the GMWB Base remains unchanged; however, if withdrawals were taken, the Lifetime Income Percentage may change based on the remaining annuitant’s age band on the date of the change. Any change in the GMWB Base or the Lifetime Income Percentage will also change the Guaranteed Lifetime Amount.

Example: To help understand how we calculate the Guaranteed Lifetime Amount, assume that you are age 65 and purchase an L Class Contract with the Joint Life GMWB rider with an initial premium of $100,000. Also assume that you purchased your Contract on or after June 23, 2008. You do not make any additional premium payments and take your first withdrawal on the fifth contract anniversary. The Lifetime Income Percentage locks in at 6.0% since you are age 70 at the time of the first withdrawal. If your GMWB Base equals $140,000 at such time, then the Guaranteed Lifetime Amount will equal $7,700 ($140,000 X .06). If you add your spouse as a co-owner, age 66, on the next contract anniversary and the contract value is $120,000; then your Lifetime Income Percentage will be reduced to 5.0%, since your spouse was age 66 at the time of the change and your GMWB Base will be reset to $120,000. Consequently your Guaranteed Lifetime Amount will equal $6,000 ($120,000 X .05).

Important Note: If you purchased your Contract on or after June 23, 2008 and you take your first withdrawal before the owner (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) reaches age 55, we will automatically redetermine the Lifetime Income Percentage on the contract anniversary on or following the owner/annuitant’s 55th birthday. Furthermore, any withdrawal taken prior to the anniversary following the younger owner’s 55th birthday will be treated as an Excess Withdrawal.

What if I Withdraw Less Than the Guaranteed Lifetime Amount Each Year?

You may take withdrawals equal to or less than the Guaranteed Lifetime Amount during each contract year. If you choose to receive only a part of, or none of, your Guaranteed Lifetime Amount in any given contract year, you should be aware that your guaranteed minimum withdrawals are not cumulative. You cannot carry over any unused guaranteed minimum withdrawals to any future contract years. The following example is helpful to understand this concept:

Example: If your Guaranteed Lifetime Amount is $1,500 and you withdraw $1,000 during (the current) contract year, your Guaranteed Lifetime Amount will not increase the next contract year by the $500 you did not withdraw in the current contract year.

We do not impose a surrender charge on withdrawals up to the Guaranteed Lifetime Amount each contract year.

What If I Withdraw More Than the Guaranteed Lifetime Amount in a Contract Year?

Each contract year, you may withdraw more than the Guaranteed Lifetime Amount in effect at the time of the withdrawal request. We refer to the portion of any withdrawal that causes cumulative withdrawals in a given year to exceed the Guaranteed Lifetime Amount as an “excess withdrawal.” An excess withdrawal could significantly reduce your GMWB Base and thereby reduce the amount of your future Guaranteed Lifetime Amount.

If cumulative withdrawals in a contract year have already exceeded the Guaranteed Lifetime Amount in effect at the time of a withdrawal request, then the entire amount of that withdrawal will be treated as an excess withdrawal.

Important: Excess withdrawals will reduce your GMWB Base and may do so by substantially more than the actual amount of the excess withdrawal. Excess withdrawals will also reduce your Guaranteed Lifetime Amount. You must carefully manage your withdrawals if you elect the GMWB rider. Due to the long-term nature of the rider’s guarantee, there is a risk that you may need funds in excess of your Guaranteed Lifetime Amount, and that if you do not have other sources of income available, you may need to make withdrawals that will reduce or even eliminate the amount of any lifetime payments you may receive under your rider. If you believe you may need to make excess withdrawals, you should have other sources of liquidity to avoid having to do so; otherwise, the rider may not be appropriate for you.

What is the GMWB Base?

As noted above, the GMWB Base is used to calculate the Guaranteed Lifetime Amount and determine the GMWB charge. This is important because when the GMWB Base increases, the Guaranteed Lifetime Amount and the GMWB charge also increase.

If you purchased your Contract before January 12, 2007, prior to your first withdrawal (for up to ten years after the GMWB Effective Date), your GMWB Base will equal your GMWB Maximum Anniversary Value (“MAV”) Base. If you purchased your Contract on or after January 12, 2007, your GMWB Base will equal the greater of your GMWB MAV Base and your GMWB Roll-Up Base. Below is a brief summary of how the GMWB Base may vary depending on the date that you purchased your Contract.

If you purchased your Contract prior to September 1, 2006:

•	Prior to your first withdrawal, for up to ten years after the GMWB Effective Date, your GMWB Base equals your GMWB MAV Base. We will not continue to calculate anniversary values after ten years.

•

After your first withdrawal, on or after the GMWB Effective Date, we will step up your GMWB Base to equal your contract value, if higher, every third contract anniversary. This will also apply even if you take your first withdrawal after ten years following the GMWB Effective Date.

If you purchased your Contract on or after September 1, 2006, but prior to January 12, 2007:

•	Prior to your first withdrawal, for up to ten years after the GMWB Effective Date, your GMWB Base equals your GMWB MAV Base. We will not continue to calculate anniversary values after ten years.

•

After your first withdrawal, on or after the GMWB Effective Date, we will step up your GMWB Base to equal your contract value, if higher, on each contract anniversary. This will also apply even if you take your first withdrawal after ten years following the GMWB Effective Date.

If you purchased your Contract on or after January 12, 2007, but prior to June 23, 2008:

•

Prior to your first withdrawal, your GMWB Base equals the greater of your GMWB MAV Base and your GMWB Roll-Up Base. We will calculate an anniversary value on the GMWB Effective Date and on each subsequent contract anniversary; therefore, your GMWB MAV Base can increase each year for the life of the rider. In addition, your GMWB Roll-Up Base can increase through the 5% Roll-Up and any Automatic Roll-Up Resets for up to five contract years.

•

After your first withdrawal, on or after the GMWB Effective Date, the GMWB Base may only be increased through automatic step-ups on each contract anniversary. The GMWB Base will be reset to equal your contract value, if higher.

If you purchased your Contract on or after June 23, 2008:

•

Prior to your first withdrawal, your GMWB Base equals the greater of your GMWB MAV Base (the calculation of which includes the highest contract value on the contract anniversary and any of the preceding eleven monthaversaries) and your GMWB Roll-Up Base. We will calculate an anniversary value on the GMWB Effective Date and on each subsequent contract anniversary; therefore, your GMWB MAV Base can increase each year for the life of the rider. In addition, your GMWB Roll-Up Base can increase through the 5% Roll-Up and any Automatic Roll-Up Resets for up to ten contract years.

•

After your first withdrawal, on or after the GMWB Effective Date, if you have not taken an Excess Withdrawal or changed an annuitant during the contract year, the GMWB Base may be increased through automatic step-ups on each contract anniversary. The GMWB Base will be reset to equal the greater of (a) the contract value or (b) the highest monthaversary contract value since the last contract anniversary, if such value is higher than the GMWB Base.

•

After your first withdrawal, on or after the GMWB Effective Date, if you have taken an Excess Withdrawal or changed an annuitant during the contract year, the GMWB Base may be increased through automatic step-ups on each contract anniversary. The GMWB Base will be reset to equal your account value, if higher.

Important: You should carefully consider when to begin taking withdrawals if you have elected the GMWB. If you begin taking withdrawals too soon, you may limit the value of the GMWB. For example, you will not be able to increase your GMWB Base by making additional premium payments (if you purchased your Contract prior to September 1, 2006, your potential for increases through step-ups will be limited to every third contract anniversary). If you delay taking withdrawals for too long, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

No additional premiums can be paid after the date of your first withdrawal on or after the GMWB Effective Date.

Important: The GMWB Base is used only to calculate the Guaranteed Lifetime Amount and the GMWB Charge, it is not available for withdrawal, and does not establish or guarantee an account value, surrender value, minimum death benefit, or a minimum return for any subaccount.

When and How is the GMWB Base Calculated?	Calculation of your GMWB Base depends on when you make your first withdrawal. There are three distinct time periods that are important to consider:

(1) On the GMWB Effective Date	For contract owners who purchased the Contract before January 12, 2007: If the GMWB Effective Date is the contract date, the GMWB Base equals the initial premium. If the GMWB Effective Date is not the contract date, the GMWB Base equals the contract value on the GMWB Effective Date.

For contract owners who purchased the Contract on or after January 12, 2007: If the GMWB Effective Date is the contract date, the GMWB Base equals the initial premium plus any additional premiums paid prior to the first quarterversary. If the GMWB Effective Date is not the contract date, the GMWB Base equals the contract value on the GMWB Effective Date.

(2) Prior to the First Withdrawal	For contract owners who purchased the Contract on or after January 12, 2007: Prior to the first withdrawal after the GMWB Effective Date, the GMWB Base equals the greater of the GMWB MAV Base and the GMWB Roll-Up Base.

For contract owners who purchased the Contract before January 12, 2007: Prior to the first withdrawal until ten years after the GMWB Effective Date, the GMWB Base equals the GMWB MAV Base.

GMWB MAV Base: If you purchased your Contract prior to June 23, 2008, the GMWB MAV Base equals the greatest of the anniversary values. An anniversary value equals the sum of (a) plus (b) where:

(a) is the GMWB Base on the GMWB Effective Date, or is the contract value, on each contract anniversary thereafter; and

(b) is the sum of all additional premiums since the last contract anniversary.

If you purchased your Contract on or after June 23, 2008, the GMWB MAV Base is equal to the greatest of the anniversary values. An anniversary value equals the sum of (a) plus (b) where:

(a) is the GMWB Base on the GMWB Effective Date and, on each contract anniversary thereafter, is the highest contract value on such anniversary or on any of the preceding eleven monthaversaries; and

(b) is the sum of all additional premiums since the date of the highest contract value used in the anniversary value calculation.

If you purchased your Contract prior to January 12, 2007, as long as the rider is in effect, we will calculate an anniversary value on the GMWB Effective Date and on each contract anniversary thereafter through the earlier of the date you take your first withdrawal (on or after the GMWB Effective Date) and the 10th contract anniversary following the GMWB Effective Date. If you purchased your Contract on or after January 12, 2007, there is no ten-year limitation.

No additional anniversary values will be calculated thereafter for purposes of determining the GMWB MAV Base.

GMWB Roll-Up Base: The GMWB Roll-Up Base equals

•        the GMWB Base on the later of the GMWB effective date plus additional premiums paid prior to the first quarterversary or the date of the most recent Automatic Roll-Up reset with interest compounded daily at an annual rate of 5%: plus

•        all additional premiums (other than additional premiums paid prior to the first Quarterversary after the Contract Date) paid following the later of the GMWB effective date or the date of the most recent Automatic Roll-Up Reset with interest compounded daily from the effective date of each additional premium at an annual rate of 5%.

The period during which interest will accrue for purposes of calculating the GMWB Roll-Up Base is limited. Interest accrues until the earlier of:

• the date of your first withdrawal on or after the GMWB Effective Date; or

•        the fifth contract anniversary if you purchased your Contract on or after January 12, 2007 but prior to June 23, 2008 following the later of the GMWB Effective Date or the most recent Automatic Roll-Up Reset or the tenth contract anniversary following the GMWB Effective Date (if you purchased your Contract on or after June 23, 2008).

Automatic Roll-Up Reset. If you purchased your Contract on or after January 12, 2007, but prior to June 23, 2008 on each of the first five contract anniversaries after the GMWB Effective Date, the GMWB Roll-Up Base will automatically reset to the contract value, if greater. The 5-year period restarts following the Automatic Roll-Up Reset.

If you purchased your Contract on or after June 23, 2008, on each of the first ten contract anniversaries after the GMWB Effective Date and prior to your first withdrawal, we will automatically reset the GMWB Roll-Up Base to equal the greater of the current GMWB Roll-Up Base or the GMWB MAV Base on such contract anniversary. The 10-year period does not restart following the Automatic Roll-Up Reset.

(3) On and After the First Withdrawal	If you have not exceeded the Guaranteed Lifetime Amount during a contract year, the GMWB Base does not change. It equals the GMWB Base immediately prior to a withdrawal. However, the GMWB Base on and after any excess withdrawal will equal the lesser of:

(a) the GMWB Base immediately prior to such withdrawal less the Adjusted Excess Withdrawal; and

Adjusted Excess Withdrawal = Excess Withdrawal X GMWB Base/Account Value, where both the GMWB Base and the Account Value are determined immediately prior to such Excess Withdrawal.

(b) the account value after the Excess Withdrawal.

Please note that if the first withdrawal occurs on a contract anniversary, the GMWB Base immediately prior to such withdrawal will be adjusted to reflect the anniversary value (if higher) on that date prior to the withdrawal.
Automatic Step-Up

•      If you purchased your Contract prior to September 1, 2006, on each third contract anniversary after the first withdrawal, if the contract value is higher than the GMWB Base, we will increase or “step-up” the GMWB Base to equal such value.

•      If you purchased your Contract on or after September 1, 2006, but before June 23, 2008, on each contract anniversary after the first withdrawal, if the contract value is higher than the GMWB Base, we will increase or “step-up” the GMWB Base to equal such value.

•       If you purchased your Contract on or after June 23, 2008 and you have not taken an Excess Withdrawal or changed an annuitant during the contract year, then on each contract anniversary after the first withdrawal, we will increase or “step-up” the GMWB Base to equal the greater of (a) the contract value or (b) the highest monthaversary contract value since the last contract anniversary, if such value is higher than the GMWB Base.

•       If you purchased your Contract on or after June 23, 2008 and you have taken an Excess Withdrawal or changed an annuitant during the contract year, then on the subsequent anniversary to the Excess Withdrawal, we will increase or “step-up” the GMWB Base to equal the contract value, if it is higher than the GMWB Base.

The GMWB charge percentage will not change as a result of any step-up.

Please note that if your GMWB Base increases, there will be a corresponding increase to the charge imposed for this optional feature, as the charge is calculated as a percentage of the GMWB Base.

What is the Income Enhancement Benefit?

If you purchased your Contract on or after June 23, 2008, you may elect the Income Enhancement Benefit for an extra charge. The Income Enhancement Benefit provides that after a one-year waiting period (the “Waiting Period”), if you or your spouse, if you selected the Joint Life rider (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) are confined to a hospital or nursing home due to a medical necessity for 180 of the last 365 days (the “Confinement Period”), we will double your Lifetime Income Percentage.

Important Information About the Income Enhancement Benefit:

•       The Income Enhancement Benefit may only be elected with the GMWB.

•       You cannot elect the Income Enhancement Benefit if you are already confined in a hospital or nursing care facility.

•       There is an additional charge for this benefit and it must be elected on the GMWB Effective Date.

•       There is a one-year waiting period from the GMWB Effective Date.

•       You or your spouse, if you selected the Joint Life rider must be confined at least 180 of the last 365 days.

•       If you or your spouse, if you selected the Joint Life rider leave the nursing home or hospital, we will revert the Lifetime Income Percentage back to the standard rate that is listed in the applicable Lifetime Income Percentage table.

•       You must submit appropriate paperwork and provide proof of confinement each contract year.

If you or your spouse, if you selected the Joint Life rider (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) are confined in a hospital or nursing facility due to a medical necessity for the Confinement Period and you have satisfied the Waiting Period (the Confinement Period and the Waiting Period are not required to occur consecutively), then we will double the Lifetime Income Percentage until the anniversary following the date you or your spouse, if you selected the Joint Life rider (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) are no longer confined.

Example: To help you understand the Income Enhancement Benefit, assume that you purchased your Contract on or after June 23, 2008 and the first withdrawal was taken at age 72 and the applicable Lifetime Income Percentage is 6.0%. If you have satisfied the Waiting Period and have been confined in a hospital or nursing facility due to a medical condition for the Confinement Period, then the Lifetime Income Percentage will be increased to 12.0%.

Please note that any withdrawals you take before age 59 1/2 may also be subject to a 10% federal penalty tax.

The key terms under the Income Enhancement Benefit are defined as follows:

•

Hospital: An institution which: 1) is operated pursuant to the laws of the jurisdiction in which it is located; and 2) operates primarily for the care and treatment of sick and injured persons on an inpatient basis; and 3) provides 24-hour nursing service by or under the supervision of registered graduate professional nurses; and 4) is supervised by a staff of one or more licensed physicians; and 5) has medical, surgical and diagnostic facilities or access to such facilities.

•

Nursing Facility: A facility, or that part of a facility, which: 1) is licensed to operate pursuant to the laws and regulations of the state in which it is located as a nursing facility or an Alzheimer’s disease facility; and 2) provides care prescribed by a physician and performed or supervised by a registered graduate nurse, in addition to room and board accommodations, 24-hour nursing services, 7 days a week by an on-site registered nurse and related services on a continuing inpatient basis; and 3) has a planned program of policies and procedures developed with the advice of, and periodically reviewed by, at least one physician; and 4) maintains a clinical record of each patient. A nursing facility may be either a freestanding facility or a distinct part of a facility such as a ward, wing, unit, or swing bed of a hospital or other institution. If the facility complex to which an insured person is confined consists of wards, wings, floors, units, or swing-beds, the area of the facility in which such insured person is confined must be licensed as a nursing facility and the insured person’s assigned bed must be included as a part of such license.

The term “Nursing Facility” does not include, for example: 1) a hospital (except as provided above); 2) a rehabilitation hospital; 3) a place which is primarily for treatment of mental or nervous disorders, drug addiction, or alcoholism; 4) a home for the aged; 5) a rest home, community living center, or a place that provides domestic, resident, retirement or educational care; 6) assisted living facilities; 7) personal care homes; 8) residential care facilities; 9) adult foster care facilities; 10) congregate care facilities; 11) family and group assisted living facilities; 12) personal care boarding homes; 13) domiciliary care homes; 14) basic care facilities; or 15) similar facilities.

•

Medical Necessity: Confinement prescribed by a physician based on the individual’s inability to sustain himself or herself outside of a hospital or nursing facility due to physical or cognitive ailments.

•	Physician: A doctor of medicine or doctor of osteopathy, who is licensed as such and is operating within the scope of the license.

Please note that we require confirmation of confinement while you receive benefits under the Income Enhancement Benefit. Confirmation of confinement that you provide must be deemed satisfactory to us. Once you are no longer confined, the Lifetime Income Percentage will revert back to the applicable Lifetime Income Percentage listed in the applicable Lifetime Income Percentage table. Once confinement ends, you may requalify by satisfying the Income Enhancement Benefit requirements. You cannot elect the Income Enhancement Benefit if the qualifying person or persons is/are already confined in a hospital or nursing facility.

Important: It is possible that the increased payment amounts provided under the Income Enhancement Benefit could cause you to violate RMD rules. You should consult a tax adviser with respect to your own individual circumstances before purchasing the Income Enhancement Benefit.

Important: If you are an employed participant in a tax sheltered annuity plan, you may not be able to take advantage of the Income Enhancement Benefit before age 59 1/2 unless you also meet one of the exceptions to the pre-age 59 1/2 withdrawal restrictions.

Are Surrender Charges Applicable to Excess Withdrawals?

As noted above, we do not impose surrender charges on cumulative withdrawals in any given contract year, up to the Guaranteed Lifetime Amount. However, such withdrawals are counted toward the free withdrawal amount for purposes of calculating the surrender charge, if any, applicable to excess withdrawals. Please refer to the explanation of how the free withdrawal amount is calculated under “Partial Withdrawals,” earlier in this Prospectus. A surrender charge will apply if the excess withdrawal is attributable to premiums that are still subject to a surrender charge under your Contract. (See “Charges, Deductions, and Credits – Surrender Charge” and “Charges, Deductions, and Credits – How the Surrender Charge Works” later in this Prospectus for a discussion of how surrender charges are calculated.)

Is a Minimum Surrender Value Required After a Partial Withdrawal?

While the GMWB rider is in effect, we will not require a minimum surrender value after a partial withdrawal, provided the partial withdrawal is not an excess withdrawal. If an excess withdrawal would reduce the account value below $5,000, we will either deny the request or terminate the Contract.

May I Cancel the GMWB Rider?

You may cancel the GMWB rider on each fifth contract anniversary (each third contract anniversary, if you purchased your Contract before January 12, 2007) after the contract date. You must notify our Service Center in writing at least three days but no more than 90 days prior to each such date for your cancellation to be effective on that third or fifth contract anniversary (as applicable). You may not re-elect the GMWB rider after cancellation.

When Will the GMWB Rider Terminate?

The GMWB rider will terminate upon the earliest of:

•	full surrender;

•	a withdrawal that reduces the GMWB Base to zero;

•	annuitization (under the Contract);

•	death of owner (if a natural person) if the Contract is not continued by an eligible spouse under the Spousal Beneficiary Continuation Option;

•	death of annuitant (if owner is custodial IRA Account) if not continued under Spousal Beneficiary Continuation Option;

•	termination of the Contract;

•	establishment of an annuity date when your account value is reduced to zero, even if your GMWB Base is greater than zero; as described in “What if My Account Value Reaches Zero?” below;

•	following a divorce, the date of death of the joint annuitant if such death occurs before we receive notice of the divorce and the account value is greater than zero; or

•	cancellation of the GMWB rider.

All charges for this benefit will cease upon Contract termination. While the GMWB rider is in effect, we will not terminate any Contract that qualifies for termination due to inactivity. (See “Features and Benefits of the Contract – Inactive Contracts” in your Prospectus.)

What if My Account Value Reaches Zero?

If any withdrawal or deduction of fees or charges reduces the account value to zero and the resulting GMWB Base is greater than zero, all riders attached to the Contract will terminate and we will settle the GMWB. We will not settle the GMWB if your account value reduces to zero due to an Excess Withdrawal. In such an instance, your Contract will terminate under the minimum surrender value provision.

How GMWB Settlement Works

•      We will pay the remaining Guaranteed Lifetime Amount, if any, not yet withdrawn in the current contract year, in a lump sum.

•      We will establish an annuity date no earlier than the contract anniversary following the date of the transaction that reduced the account value to zero.

•      We will pay a monthly payment equal to the Guaranteed Lifetime Amount divided by 12 until the death of the (second) annuitant.

Please note that we may accept different payment intervals or other lifetime annuity options, but your annuity payments will be reduced. Also if you request a full surrender and your account value at the time of the request is less than your remaining Guaranteed Lifetime Amount for that contract year, first, we will pay you a lump sum equal to such remaining Guaranteed Lifetime Amount. We will then establish an annuity date, as described immediately above. As with any distribution from the Contract, tax consequences may apply. In this regard, before we establish an annuity date under GMWB settlement, we intend to treat any amounts received by you as withdrawals for tax purposes. After we establish an annuity date under GMWB settlement, we intend to treat any amounts received by you as annuity payments for tax purposes.

For an example of the operation of the Guaranteed Minimum Withdrawal Benefit, see Appendix H.

Required Minimum Distributions

Beginning in the year in which you reach age 70 1/2, provided that you have not begun annuity payments, we will send you a notice at the beginning of each calendar year advising you of the RMD amount for the Contract. If the Contract is owned by an IRA Account, SEP IRA Account or SIMPLE IRA Account, note that the RMD amount for the Contract will not be the full amount necessary to satisfy the RMD for the Account if the Account holds assets in addition to the Contract. Special rules apply to withdrawals of the RMD amount for the Contract only.

Because RMD requirements apply to calendar years, and cumulative withdrawals are determined based on contract years, you must notify us in writing if a particular withdrawal request is being made in order to satisfy your RMD. We will then determine whether the requested RMD withdrawal amount plus any withdrawals you have already taken during that contract year (together, “cumulative withdrawals”) is greater than your Guaranteed Lifetime Amount. If it is, your GMWB Base will be impacted as follows:

Cumulative withdrawals less than or equal to RMD for the Contract:

If cumulative withdrawals for the contract year (including the requested RMD withdrawal) do not exceed the amount necessary to satisfy the RMD rules for the Contract only, then to the extent withdrawals exceed the Guaranteed Lifetime Amount we will not reduce your GMWB Base; the GMWB Base remains as it was prior to the RMD withdrawal.

Cumulative withdrawals greater than RMD for the Contract:

If cumulative withdrawals for the contract year (including the requested RMD withdrawal) exceed the amount necessary to satisfy the RMD rules for the Contract only, then to the extent withdrawals exceed the Guaranteed Lifetime Amount:

(i)      we will not reduce your GMWB Base for the portion of the excess withdrawal that satisfies RMD rules for the Contract only

(ii)     we will treat the remaining portion that exceeds your RMD requirement for the Contract as an excess withdrawal, and the GMWB Base will be reduced.

We will subtract from the GMWB Base, as determined just prior to the requested withdrawal, the excess withdrawal amount multiplied by the GMWB Base divided by the account value, where both the GMWB Base and the account value are determined immediately prior to the such excess withdrawal;

(iii)    new GMWB Base will equal the lesser of the resulting amount in (ii) or your account value after the requested withdrawal is deducted.

Excess withdrawal treatment of the RMD amount for the Contract may generally be avoided through careful timing of RMD withdrawals — e.g., by withdrawing only one calendar year’s RMD withdrawal amount for the Contract during any contract year —and by requesting only the amount necessary, when added to other withdrawals made during a calendar year, to satisfy the RMD for the Contract. Because the timing and the amount of the RMD withdrawal is critical, you should consult a tax adviser to help you determine the best time to request an RMD withdrawal.

Allocation Guidelines and Restrictions

If you elected the GMWB rider, you must use certain models in our Asset Allocation Program or participate in a quarterly Rebalancing Program in order to satisfy our Allocation Guidelines and Restrictions requirement. For both new and existing Contracts, we reserve the right to change these Allocation Guidelines and Restrictions or impose additional limitations on your ability to allocate to or make transfers among the subaccounts.

The asset allocation models and Rebalancing Program’s investment restrictions are generally designed to provide consistent returns by minimizing risk. In minimizing risk, however, such programs may also limit the potential for your account value to appreciate. If you were not subject to the Allocation Guidelines and Restrictions under this rider, it is possible that you could earn a higher rate of return on your account value. You should consult with your registered representative to assist you in determining whether these models and/or investment restrictions are suited for your financial needs and risk tolerance.

For detailed information on the Rebalancing Program and Asset Allocation Program models, see these sections earlier in this Prospectus.

For contact owners who purchased the contract on or after April 13, 2009:

Rebalancing Program. If you use our Rebalancing Program, you must provide us with written instructions that comply with the following: you must allocate at least 25% but no more than 60% to subaccounts in the following investment categories: Large Cap, Mid Cap, Small Cap, International and Balanced (60% of the percentage allocated to any Balanced subaccount will count towards meeting the 25% minimum and 60% maximum allocation requirement to these investment categories). Additionally, no more than 40% of total allocations among the following investment categories is permissible: Small Cap, International, Alternative, and Money Market. The subaccounts currently available in these investment categories are listed in Appendix H of this Prospectus.

Your total allocations must equal 100%. You may change your allocations provided the resulting allocations continue to comply with the Allocation Guidelines and Restrictions. However, any request to reallocate account value that is not in compliance with the Allocation Guidelines and Restrictions will not be accepted while the GMWB rider is in effect.

Please note: The changes described in the preceding two paragraphs do not apply to contracts issued in Florida, New Jersey, Oregon, or Texas.

Important Mechanics of the Rebalancing Program:

•        You must choose a quarterly rebalancing date, which can be any date from the 1st through the 28th day of a month.

•        Your first rebalancing date must be within 95 days from the GMWB Effective Date.

•        You must allocate any additional premiums in accordance with the subaccounts and percentages you have selected.

•        You may request to change your instructions while the GMWB rider is in effect and/or to transfer among subaccounts provided that each request results in allocation of your account value that complies with the Allocation Guidelines and Restrictions.

•        If we tell you that a subaccount that you are invested in will close or be eliminated, you must provide new allocation instructions that comply with these guidelines and restrictions or the GMWB rider will be terminated.

•        Only pro-rata withdrawal requests, affecting all subaccounts in which you are invested, will be permitted while the GMWB rider is in effect.

Asset Allocation Program. If you participate in the Asset Allocation Program, you must select one of the following asset allocation models:

•	Moderately Conservative; or
•	Moderate.

At any time, you may change to a different asset allocation model, provided the model you choose will satisfy the Allocation Guidelines and Restrictions. We will notify you if an asset allocation model no longer satisfies the Allocation Guidelines and Restrictions.

For contact owners who purchased the contract prior to April 13, 2009:

Rebalancing Program. If you use our Rebalancing Program, you must provide us with written instructions that comply with the following: you must allocate at least 40% but no more than 70% among subaccounts in the Large Cap, Mid Cap, Small Cap, and International investment categories, and no more than 40% among subaccounts in the Small Cap, International, Alternative, and Money Market investment categories. The subaccounts currently available in these investment categories are listed in Appendix H.

Your total allocations must equal 100%. You may change your allocations provided the resulting allocations continue to comply with the Allocation Guidelines and Restrictions. However, any request to reallocate account value that is not in compliance with the Allocation Guidelines and Restrictions will not be accepted while the GMWB rider is in effect.

Important Mechanics of the Rebalancing Program:

•      You must choose a quarterly rebalancing date, which can be any date from the 1st through the 28th day of a month.

•      Your first rebalancing date must be within 95 days from the GMWB Effective Date.

•      You must allocate any additional premiums in accordance with the subaccounts and percentages you have selected.

•      You may request to change your instructions while the GMWB rider is in effect and/or to transfer among subaccounts provided that each request results in allocation of your account value that complies with the Allocation Guidelines and Restrictions.

•      If we tell you that a subaccount that you are invested in will close or be eliminated, you must provide new allocation instructions that comply with these guidelines and restrictions or the GMWB rider will be terminated.

•      Only pro-rata withdrawal requests, affecting all subaccounts in which you are invested, will be permitted while the GMWB rider is in effect.

Asset Allocation Program. If you participate in the Asset Allocation Program, you must select one of the following asset allocation models:

•	Moderately Conservative;
•	Moderate; or
•	Moderately Aggressive.

At any time, you may change to a different asset allocation model, provided the model you choose will satisfy the Allocation Guidelines and Restrictions. We will notify you if an asset allocation model no longer satisfies the Allocation Guidelines and Restrictions.

If you no longer wish to participate in the Asset Allocation Program or if we notify you that the Asset Allocation model you previously selected will no longer satisfy the Allocation Guidelines and Restrictions described above, you must provide us with new instructions that satisfy the Allocation Guidelines and Restrictions. If you do not provide us with new instructions, the quarterly Rebalancing Program for your Contract will apply. Your account value will then be rebalanced to the same subaccounts of the asset allocation model you previously selected, and with the percentages that existed for that asset allocation model when it last satisfied the Allocation Guidelines and Restrictions. Thereafter, unless we receive new instructions from you, we will rebalance your account value quarterly on the 28th of the month at the end of each calendar quarter in accordance with those percentages.

Change of Annuitant

For contract owners who purchased the Contract prior to January 12, 2007:

If you purchased your Contract prior to January 12, 2007, under the Joint Life rider, when adding a new joint annuitant, the new joint annuitant must be at least 60 and not more than 80 years old as of the GMWB Effective Date, except upon spousal continuation where the maximum age limit is waived for the surviving spouse.

For contract owners who purchased the Contract on or after January 12, 2007:

Under the Single Life rider, changes of annuitant are not permitted except upon spousal continuation. The new annuitant must be at least 60 years old (if you purchase your Contract prior to January 11, 2008) or 55 years old (if you purchased your Contract on or after January 11, 2008, but before June 23, 2008). If you purchased your Contract on or after June 23, 2008, there is no minimum age requirement for the new annuitant. The maximum age limit is waived for the surviving spouse upon spousal continuation.

If you purchased your Contract on or after January 12, 2007, under the Joint Life rider, adding a new joint annuitant resets the GMWB Base to the current account value, if lower. The new joint annuitant must be at least 60 (if you purchase your Contract prior to January 11, 2008) or 55 years old (if you purchased your Contract on or after January 11, 2008, but before June 23, 2008) and not more than 80 years old when added, except upon spousal continuation where the maximum age limit is waived for the surviving spouse. If you purchased your Contract on or after June 23, 2008, there is no minimum age requirement for the new annuitant. Removing a joint annuitant does not affect the GMWB Base. The Contract does not permit two annuitants. However, you may designate a second person referred to as the joint annuitant for certain purposes solely under the GMIB and the GMWB riders. For the GMWB, the joint annuitant is a second person whose life will be used to determine the benefits under the GMWB rider. For purposes of the GMWB rider, the joint annuitant must be a spouse. The joint annuitant does not have any rights under the Contract or the rider.

Spousal Continuation*

Single Life

For contract owners who purchased the Contract on or after January 12, 2007:

Under the Single Life rider, an eligible spousal beneficiary can continue the contract and the GMWB under the Spousal Beneficiary Continuation Option only if all of the following conditions are met: (i) the GMWB rider is still available for purchase; (ii) the surviving spouse was named as the sole primary beneficiary under the contract; and (iii) the surviving spouse is at least 60 years old (if you purchased your Contract prior to January 11, 2008) or at least 55 years old (if you purchased your Contract on or after January 11, 2008, but before June 23, 2008) on the spousal continuation date (there is no minimum age requirement if you purchased your Contract on or after June 23, 2008). If (i), (ii) and (iii) are satisfied, then the following changes will occur:

•	If no withdrawal was taken on or after the GMWB Effective Date, the GMWB Base will remain unchanged; or

•	If a withdrawal was taken on or after the GMWB Effective Date, the GMWB Base will be reset to equal the account value less uncollected charges on the spousal continuation date; and

•	The Lifetime Income Percentage will be re-determined based upon the surviving spouse’s age band on the spousal continuation date.

Joint Life

Under the Joint Life rider, an eligible spousal beneficiary can continue the Contract and the GMWB under the Spousal Beneficiary Continuation Option only if all of the following conditions are met:

Both Spouses “Covered”

(i) If both spouses are joint annuitants under the Joint Life rider; and (ii) each spouse has designated his or her “surviving spouse” as the sole primary beneficiary under the Contract, then the following changes will occur:

•	The GMWB Base is reset to equal the greater of the account value less uncollected charges and the prior GMWB Base on the spousal continuation date;

•	The Lifetime Income Percentage will be re-determined based on the age band of the surviving spouse, if greater, on the spousal continuation date.

*	Important note: If the contract owner is a non-natural owner and a non-grantor trust, spousal continuation generally is not available, and the GMWB may not be appropriate. In addition, spousal continuation may not satisfy RMD rules for tax sheltered annuities. Please consult your tax advisor.

One Spouse “Covered”

(i) If the sole spousal owner dies; (ii) the rider is still available for purchase; and (iii) the surviving spouse is named as the sole primary beneficiary under the Contract, then the following changes will occur:

•	The GMWB Base is reset to equal the greater of the account value less uncollected charges and the GMWB Base on the spousal continuation date;

•	The Lifetime Income Percentage will be re-determined based on the age band of the surviving spouse on the spousal continuation date.

For contract owners who purchased the Contract prior to January 12, 2007:

If an eligible spousal beneficiary who was covered under the GMWB rider becomes the owner, we reset the GMWB Base to equal the greater of the account value less uncollected charges and the prior GMWB Base on the spousal continuation date. We will then determine the Lifetime Income Percentage and the Guaranteed Lifetime Amount based on the age band of the spouse on the spousal continuation date, subject to the terms and conditions in effect at that time.

For all Contracts, regardless of when purchased, you must designate your spouse as the sole primary beneficiary in order for him/her to be able to continue the GMWB rider under the spousal beneficiary continuation option.

In the Event of Divorce

In the event of divorce, the former spouses must provide a final decree of divorce (including any property settlement, order or agreement) to us at our Service Center, in a form acceptable to us. Under current tax law, the spousal beneficiary continuation option is not available to persons who are no longer spouses; therefore, lifetime withdrawals are not guaranteed for the lives of both the joint annuitants under a Joint Life rider if such joint annuitants divorce before your account value reaches zero.

For this reason, we generally do not permit former spouses to continue as joint annuitants of the rider after divorce.

Furthermore, we are unable to “split” a Contract into two Contracts upon divorce. If a final decree of divorce, property settlement, order or agreement requires that a Contract be divided among two former joint annuitants, any partial surrender made for the purpose of dividing the annuity account value will be subject to any tax consequences that would normally apply. In addition, if the partial surrender made for such purpose causes cumulative withdrawals for that Contract year to exceed the Guaranteed Lifetime Amount, the portion of the withdrawal that exceeds the Guaranteed Lifetime Amount will be treated as an excess withdrawal.

Continuation of the rider. We do permit either one of the former spousal joint annuitants to continue the rider and the Contract by becoming the sole annuitant. Please note, however, that we will continue to charge for the Joint Life rider. Upon the death of the sole annuitant, the rider will terminate.

Until we receive notice that as a result of a divorce one of the former spouses will remain or become the sole annuitant of the Contract, we will continue to treat both former spouses who were joint annuitants as the annuitants under a Contract with a Joint Life rider. Please note, however, that we will terminate the rider upon the death of the first joint annuitant to die if such death occurs before the account value reaches zero, and we will not permit the surviving former spouse to continue the Joint Life rider under the spousal beneficiary continuation option, if we discover that divorce occurred before your account value reaches zero.

On or after the account value reaches zero. If divorce occurs on or after the account value reaches zero, we will split the monthly GMWB settlement payments according to the property settlement, order or agreement, pursuant to the final decree of divorce. Such property settlement, order or agreement should specifically reference this Contract. Prior to your sending us such notification, we will make monthly GMWB settlement payments in the manner prescribed by the annuitant(s) pursuant to the terms of the GMWB rider.

In any event, you should consult a tax advisor concerning the tax consequences that can arise under your Contract and the GMWB rider as a result of divorce.

Benefit Available on Maturity Date

If the maturity date occurs while the GMWB rider is in effect, you may choose monthly payments equal to (i) the Guaranteed Lifetime Amount divided by 12, or (ii) payments based upon your annuity value on the maturity date. These payments will continue until the death of the annuitant (or joint annuitant, if any). The payments you would receive under option (i) are different from the payments you would receive under option (ii). You should consult with your Financial Advisor to determine which option is more appropriate for you.

We must receive written notification of your election of such annuity payments at least three days but no earlier than 90 days prior to the maturity date.

Systematic Withdrawal Program. Effective June 23, 2008, under the Systematic Withdrawal Program, you may elect systematic withdrawals equal annually to the Guaranteed Lifetime Amount as of the beginning of the contract year divided by the requested frequency of the systematic withdrawals. If you elect the Systematic Withdrawal Program during a contract year, the systematic withdrawals will equal the Guaranteed Lifetime Amount as of the beginning of the contract year divided by the number of remaining systematic withdrawals in the contract year. In the following contract year, if the Guaranteed Lifetime Amount increases or decrease, then we will automatically increase or decrease the systematic withdrawals to be equal to the Guaranteed Lifetime Amount as of the beginning of that contract year divided by the requested frequency of the systematic withdrawals. If you take withdrawals outside the program during the contract year, we will decrease any subsequent systematic withdrawals to equal the remaining systematic withdrawal amount divided by the number of systematic withdrawals remaining in the contract year. If you take withdrawals outside the program that cause the systematic withdrawals to be less then $40, then we will terminate the Systematic Withdrawal Program. We also reserve the right to terminate the Systematic Withdrawal Program if you take any withdrawals outside the program. All withdrawals, regardless of whether they are taken inside or outside of the Systematic Withdrawal Program, will be treated as described in this section. For more information on the Systematic Withdrawal Program, see “Partial Withdrawals — Systematic Withdrawal Program.”

GMWB Charge. We deduct a charge for the GMWB rider that compensates us for the costs and risks we assume in providing this benefit. (See “Charges, Deductions, and Credits – GMWB Charge.”)

Payment of the GMWB is subject to our financial strength and claims-paying ability.

Inactive Contract

In most states, the Contract will be terminated at the end of any valuation period if all of the following conditions are satisfied:

1)	No premium payments have been received during the prior 24 months;

2)	The total of all premium payments made, less any partial withdrawals, is less than $2,000; and

3)	The account value (less uncollected charges) is less than $2,000.

Accordingly, no Contract will be terminated due solely to negative investment performance. If the Contract is terminated due to the above reasons, we will pay you the surrender value in a lump sum.

Charges, Deductions, and Credits

We deduct the charges described below to cover costs and expenses, services provided, and risks assumed under the Contracts. The amount of the charges deducted may differ depending on the Class of the Contract. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits. For example, the surrender charge may not fully cover all of the sales and distribution expenses we actually incur, and we may use proceeds from other charges in part to cover such expenses.

Asset-Based Insurance Charge

We impose an asset-based insurance charge, which varies according to Class. The current asset-based insurance charge may be changed, but it will never exceed the maximum charge of 2.00% for any Class. If you purchased your Contract prior to June 23, 2008, the current asset-based insurance charge is 1.25% for the B Class, 1.45% for the L Class, 1.60% for the C Class, and 1.65% for the XC Class. If you purchased your Contract on or after June 23, 2008, the current asset-based insurance charge is 1.35% for the B Class, 1.55% for the L Class, 1.70% for the C Class, and 1.75% for the XC Class. Please note that if we have not received necessary approval by June 23, 2008 in any state(s), we will continue to apply the lower Asset-Based Insurance Charge to Contracts purchased in that state until approval is obtained.

We deduct this charge daily from the net asset value of the subaccounts prior to the annuity date. This amount compensates us for mortality risks we assume for the annuity payment made under the Contract. These guarantees include making annuity payments which won’t change based on our actual mortality experience.

The charge also compensates us for expense risks we assume to cover Contract maintenance expenses. These expenses may include issuing Contracts, maintaining records, making available and maintaining subaccounts under the Contract, and performing accounting, regulatory compliance, and reporting functions.

If the asset-based insurance charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses. However, we may change the asset-based insurance charge at any time, but it will never exceed the maximum charge of 2.00% for any Class.

Surrender Charge

When Imposed. We may impose a surrender charge on partial withdrawals and surrenders. The amount of the surrender charge varies by Class. This charge is for expenses relating to the sale of the Contract, such as commissions, preparation of sales literature, and other promotional activity. The surrender charge applies to each subsequent premium payment, as well as the initial payment. However, the Contract permits withdrawal of the “free withdrawal amount” annually without a surrender charge through lump-sum or systematic withdrawals. (See “Withdrawals and Surrenders.”)

The surrender charge equals a percentage of each premium withdrawn. Each premium, whether initial or subsequent, is subject to the charge for the applicable period specified below (12 month periods) from the date we receive it, as follows:

Complete Years Elapsed Since Each Payment of Premium	B Class	L Class	C Class	XC Class
0 years	7.0%	6.0%	2.0%	8.0%
1 year	6.0%	5.0%	0.0%	8.0%
2 years	5.0%	4.0%	0.0%	7.0%
3 years	4.0%	3.0%	0.0%	7.0%
4 years	3.0%	0.0%	0.0%	6.0%
5 years	2.0%	0.0%	0.0%	6.0%
6 years	1.0%	0.0%	0.0%	5.0%
7 years	0.0%	0.0%	0.0%	4.0%
8 years	0.0%	0.0%	0.0%	3.0%
9 years	0.0%	0.0%	0.0%	0.0%

The charge is calculated on total premiums withdrawn from the Contract. If the account value at the time of withdrawal is less than your premiums paid in, the charge will still be based on the remaining premiums.

The “free withdrawal amount” is never subject to the surrender charge. Also, currently, we do not impose a surrender charge on amounts withdrawn during any contract year up to the Guaranteed Lifetime Amount while the GMWB rider is in effect. (See “Guaranteed Minimum Withdrawal Benefit,” earlier in this Prospectus.)

For withdrawals in any contract year, we assume gain is withdrawn first, followed by premiums. Premiums are assumed to be withdrawn on a first-in, first-out (“FIFO”) basis. The example below explains this charge.

How The Surrender Charge Works

If you have an L Class Contract, elected no optional riders, and made a $10,000 premium payment and due to negative investment experience only $9,500 remained in the Contract when you withdrew it two years later, we would impose a 4.0% charge on the $9,000 (which represents the $10,000 premium payment less the $1,000 “free withdrawal amount”). If instead the $10,000 premium payment you made to the Contract grew to $11,000 due to positive investment experience, and you withdrew $600 of gain two years later, and withdrew the remaining $10,400 in a subsequent withdrawal that same contract year (assuming no investment loss or gain between the two withdrawals), we would not impose a surrender charge on the $600 withdrawn (as it represents gain, and not premium) and we would impose a 4.0% surrender charge only on $10,000 of the $10,400 subsequent withdrawal (as $400 of that amount represents gain).

How Deducted. For surrenders, we deduct the charge from the amount of your withdrawal request. For partial withdrawals, we deduct the charge on a pro rata basis from among the subaccounts you’re invested in, based on the ratio of your subaccount value to your account value. The example below shows how this works.

Pro Rata Deductions

You have a C Class Contract with a current account value of $100,000. $60,000 is in the BlackRock Basic Value Subaccount, and $40,000 is in the BlackRock International Subaccount. You withdraw $20,000 from the Contract, and the entire $20,000 is subject to a 2% surrender charge ($400). Accordingly, $240 (60% of $400) is deducted from the BlackRock Basic Value Subaccount and $160 (40% of $400) is deducted from the BlackRock International Subaccount.

Contract Fee

We may charge a $50 contract fee on each contract anniversary, upon surrender, or upon annuitization. We will impose this fee if the greater of account value (less uncollected charges) or premiums (less withdrawals) is less than $50,000.

The contract fee compensates us for the expenses related to the maintenance of the Contract. We do not deduct the contract fee after the annuity date. The contract fee may be changed, but it will never exceed the maximum fee of $75.

If the contract fee applies, we will deduct it as follows:

•           We deduct this fee from your account value on each Contract anniversary before the annuity date.

•           We deduct this fee from your account value if you surrender or annuitize the Contract on any date other than a contract anniversary.

•           We deduct this fee on a pro rata basis from all subaccounts in which your account value is invested.

Transfer Fee

You may make up to twelve transfers among subaccounts per contract year without charge. If you make more than twelve, we will charge you $25 (guaranteed not to exceed $30) for each extra transfer in that contract year. We deduct this fee pro rata from the amount transferred. Transfers made by us under the Dollar Cost Averaging Program, the Asset Allocation Program, and the Rebalancing Program will not count toward the twelve transfers permitted among subaccounts per contract year without charge. (See “Dollar Cost Averaging Program,” “Asset Allocation Program,” “Rebalancing Program,” and “Transfers Among Subaccounts.”)

GMDB Charge

If you elect a GMDB, we will deduct a charge that compensates us for the costs and risks we assume in providing this benefit. We won’t deduct this charge after the annuity date. The current and maximum GMDB charge percentages vary according to the type of GMDB that you choose. We have the right to change the current GMDB charge percentage, but it will never exceed the maximum GMDB charge percentage. The amount of the GMDB charge is calculated on each monthaversary by multiplying the GMDB Base by the current annual GMDB charge percentage noted below and dividing the resulting amount by 12. On each quarterversary, we deduct the sum of the GMDB charges calculated on each of the three previous monthaversaries from the account value. If the contract date falls on the 29th, 30th or 31st of any given month, we will use the first day of the following month if that month does not have a corresponding monthaversary or quarterversary for purposes of calculating and deducting the GMDB charges. (See “Death Benefit – Guaranteed Minimum Death Benefit Options” for the definition of the respective GMDB Base values.) The annual GMDB charges are as follows:

Type of GMDB	Current GMDB Charge %	Maximum GMDB Charge %
Return of Premium (all versions)	0.15%	0.40%
Maximum Anniversary Value	0.25%	0.65%
Greater of Maximum Anniversary Value and Roll-Up (Standard version)	0.55%	1.20%
Greater of Maximum Anniversary Value and Roll-up GMDB (GMIB version)	0.65%	1.20%

If the GMDB rider is terminated at any time other than on a quarterversary, we will deduct from the account value a pro rata amount of any GMDB charge that would be collected on the next quarterversary. We deduct this GMDB charge on a pro rata basis from all subaccounts in which your account value is invested. We deduct this GMDB charge regardless of whether the GMDB has any value.

ADB Charge

If you elect the ADB, we deduct a charge that compensates us for the costs and risks we assume in providing this benefit. We won’t deduct this charge after the annuity date. The current annual ADB charge percentage is 0.25%. We have the right to change the current ADB charge percentage, but it will never exceed the maximum charge percentage which is 0.50%. The amount of the ADB charge is calculated on each monthaversary by multiplying the account value by the current annual ADB charge percentage and dividing the resulting amount by 12. On each quarterversary, we deduct the sum of the ADB charges calculated on each of the three previous monthaversaries from the account value. If the contract date falls on the 29th, 30th or 31st of any given month, we will use the first day of the following month if that month does not have a corresponding monthaversary or quarterversary for purposes of calculating and deducting the ADB charges. If the ADB rider is terminated at any time other than on a quarterversary, we will deduct from the account value a pro rata amount of any charges that would be collected on the next quarterversary. We deduct this ADB charge on a pro rata basis from all subaccounts in which your account value is invested. We deduct this ADB charge regardless of whether the ADB has any value.

GMIB Charge

If you elect a GMIB option, we will deduct a charge that compensates us for the costs and risks we assume in providing this benefit. We do not deduct this charge after the annuity date or the last exercise date. The current and maximum GMIB charge percentages vary according to the type of GMIB that you choose. (See the “Fee Table.”) We have the right to change the current GMIB charge percentage, but it will never exceed the maximum GMIB charge percentage. The amount of the GMIB charge is calculated on each monthaversary by multiplying the applicable GMIB Base by the current annual GMIB charge percentage and dividing the resulting amount by 12. (See “Guaranteed Minimum Income Benefit” and “Guaranteed Minimum Income Benefit EXTRA” for a definition of the GMIB Base and the GMIB EXTRA Base, respectively.) On each quarterversary, we deduct the sum of the GMIB charges calculated on each of the three previous monthaversaries from the account value. If the contract date falls on the 29th, 30th or 31st of any given month, we will use the first day of the following month if that month does not have a corresponding monthaversary or quarterversary for purposes of calculating and deducting the GMIB charges. If the GMIB rider is terminated at any time other than on a quarterversary, we will deduct from the account value a pro rata amount of any charges that would be collected on the next quarterversary. We deduct the GMIB charge on a pro rata basis from all subaccounts in which your account value is invested. We deduct the GMIB charge regardless of whether annuity payments under the GMIB would be higher than those provided under the Contract.

GMWB Charge

If you elected a GMWB, we will deduct a charge that compensates us for the costs and risks we assume in providing this benefit. We will not deduct the GMWB charge after the annuity date, nor will we assess the GMWB charge after GMWB Settlement. The current and maximum GMWB charge percentages vary according to the type of GMWB that you choose. (See the “Fee Table.”) We have the right to change the current GMWB charge percentage, but it will never exceed the maximum GMWB charge percentage. The amount of the GMWB charge is calculated on each monthaversary by multiplying the GMWB Base by the current annual GMWB charge percentage and dividing the resulting amount by 12. (See “Guaranteed Minimum Withdrawal Benefit” for the definition of GMWB Base.) Accordingly, if the GMWB Base increases, there will be a corresponding increase in the amount of the GMWB charge. On each quarterversary, we deduct the sum of the GMWB charges calculated on each of the three previous monthaversaries from the account value. If the contract date falls on the 29th, 30th or 31st of any given month, we will use the first day of the following month if that month does not have a corresponding monthaversary or quarterversary for purposes of calculating and deducting the GMWB charges. If the GMWB Rider is terminated at any time other than on a quarterversary, we will deduct from the account value a pro rata amount of any charges that would be collected on the next quarterversary. We deduct the GMWB charge on a pro rata basis from all subaccounts in which your account value is invested. We deduct the GMWB charge regardless of whether the GMWB ever reaches GMWB settlement.

Other Charges

Redemption Fee. We reserve the right to impose a redemption fee upon a transfer from one subaccount to another in jurisdictions where permissible, or to collect any redemption fee imposed by any Fund or if required by any regulatory authority.

Tax Charges. We reserve the right, subject to any necessary regulatory approval, to charge for assessments or federal premium taxes or federal, state or local excise, profits or income taxes measured by or attributable to the receipt of premiums. We also reserve the right to deduct from the Separate Account any taxes imposed on the Separate Account’s investment earnings. (See “Tax Status of the Contract.”)

Fund Expenses. In calculating net asset values, the Funds deduct advisory fees and operating expenses from assets. (See “Fee Table.”) Information about those fees and expenses also can be found in the prospectuses for the Funds, and in the applicable Statement of Additional Information for each Fund. Although certain Fund Classes impose sales charges on shares sold to the general public, any such Fund-level sales charges are waived for purchases and redemptions of Fund shares under the Contract.

Changes in Contract Charges or Fees. If we have reserved the right to change a Contract charge or fee, any such changes will be applied by Class, and will be based upon changes in applicable experience factors such as investment income and returns, mortality, persistency, expenses, and taxes. Any change will be determined in accordance with procedures and standards on file, if required, with the insurance supervisory official of the jurisdiction in which the Contract is delivered. The charges after any change will not exceed the maximum charges.

Premium Taxes. Various jurisdictions impose a premium tax on annuity premiums when they are received by an insurance company. In other jurisdictions, a premium tax is paid on the annuity value on the annuity date.

Premium tax rates vary from jurisdiction to jurisdiction and currently range from 0% to 3.5% for qualified plans. Although we pay these taxes when due, we won’t deduct them from your account value until the annuity date. In those jurisdictions that do not allow an insurance company to reduce its current taxable premium income by the amount of any withdrawal, surrender or death benefit paid, we will also deduct a charge for these taxes on any withdrawal, surrender or death benefit paid under the Contract.

Premium tax rates are subject to change by law, administrative interpretations, or court decisions. Premium tax amounts will depend on, among other things, the contract owner’s state of residence, our status within that jurisdiction, and the premium tax laws of that jurisdiction.

Contract Credits

Credits may be added to your account value. Currently, we are not adding any credits to your account value. We reserve the right to add, modify, or discontinue any credit at any time in our sole discretion.

Federal Tax Matters

The following summary discussion is based on our understanding of current tax law as the Internal Revenue Service (“IRS”) now interprets it. We can’t guarantee that the law or the IRS’s interpretation won’t change. It does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Counsel or other tax advisors should be consulted for further information.

We haven’t considered any applicable Federal gift, estate or any state or other tax laws. Of course, your own tax status or that of your beneficiary can affect the tax consequences of ownership or receipt of distributions.

When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money – generally for retirement purposes. If you invest in a variable annuity as an IRA Contract, Roth IRA Contract, SEP IRA Contract, or tax sheltered annuity Contract, your contract is called a qualified contract. The tax rules applicable to qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan.

Tax Status of the Contract

Purchasing the Contract. You may purchase the Contract as a traditional IRA Contract, Roth IRA Contract, or SEP IRA Contract or through an established IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account with MLPF&S. Please note that prior to September 25, 2007, this Contract was permitted to be issued as a tax sheltered annuity contract. However, effective September 25, 2007, we no longer accept any additional contributions from any source to your 403(b) Contract. In addition, effective September 25, 2007, we prohibit the issue of a 403(b) Contract in an exchange for the 403(b) contract or custodial account of another provider. You should be aware that if you purchase the Contract as an investment vehicle for an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account, you may pay fees in excess of those that you would otherwise pay if the publicly available mutual funds available under the Contract are purchased by the Account directly from the mutual fund provider. If you purchase the Contract other than as a qualified contract, the Contract is unlikely to satisfy diversification and owner control requirements under Federal tax law to be treated as an annuity contract for Federal tax purposes. Tax-deferral will be dependent upon continued qualification of your IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account. The tax treatment associated with withdrawals, transfers, assignments, and surrenders under the Contract is uncertain when the Contract is held by an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account. For further information, please consult a tax advisor.

Taxation of Annuities

Distributions and Required Minimum Distributions. For tax sheltered annuities, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. For IRAs (and IRA annuities), distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the owner (or plan participant) reaches age 70 1/2. Roth IRAs do not require distributions at any time prior to the owner’s death. Minimum distribution rules upon death of an owner apply to all qualified contracts.

Note: The Treasury made changes to the Required Minimum Distribution rules which may impact the amount of RMD, if any, you must take. Specifically, if your qualified annuity provides a guaranteed benefit (GMDB, ADB, a GMIB, or a GMWB), the actuarial present value of the benefit(s) you elected may be included in your total RMD calculation. Consult a tax advisor.

Withdrawals. In the case of a withdrawal under a qualified Contract, a ratable portion of the amount you receive is taxable, generally based on the ratio of your “investment in the contract” to your total contract value. Your “investment in the contract” generally equals the amount of any non-deductible or after-tax contributions made by you or on your behalf. In some cases, your “investment in the contract” can be zero.

Although the tax treatment is not clear, if you purchased a GMWB rider and you take a withdrawal from your Contract before the Contract is annuitized, we intend to treat the value of the Contract as the greater of:

(1)	your account value immediately before the distribution, or

(2)	your Guaranteed Lifetime Amount immediately before the distribution in calculating the amount of your distribution that is taxable.

See Appendix I for GMWB tax examples.

Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that withdrawals you request from a tax sheltered annuity Contract comply with applicable tax requirements before we process your request.

Annuity Payments. Although tax consequences may vary depending on the annuity option selected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. Bonus amounts are not treated as an “investment in the Contract.”

Partial Annuitization. Under a new tax provision enacted in 2010, if part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this “partial annuitization” treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.

Taxation of Death Benefit Proceeds. Amounts may be paid from a Contract because the owner or annuitant (if the owner is an IRA Account or Roth IRA Account) has died. If the payments are made in a single sum, they’re taxed the same way a full withdrawal from the Contract is taxed. If they are distributed as annuity payments, they’re taxed as annuity payments.

Individual Retirement Annuities

Traditional IRAs. Section 408 of the IRC permits eligible individuals to contribute to an individual retirement program known as an “IRA.” This Contract is available for purchase either as an IRA Contract or through an established IRA Account with MLPF&S. An individual may make annual contributions of up to the lesser of the limit specified in the IRC or 100% of compensation includible in the individual’s gross income. The contributions may be deductible in whole or in part, depending on the individual’s income. The individual may be eligible for a non-refundable tax credit with respect to a percentage of the contributions depending on the individual’s filing status and income. Distributions from certain eligible employer plans may be “rolled over” into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply. IRAs have minimum distribution rules that govern the timing and amount of distributions. You should refer to your adoption agreement or consult a tax advisor for more information about these distribution rules. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

SIMPLE and SEP IRAs are types of IRAs that allow employers to contribute to IRAs on behalf of their employees. SIMPLE IRAs permit certain small employers to establish SIMPLE plans as provided by section 408(p) of the IRC, under which employees may elect to defer to a SIMPLE IRA a specified percentage of compensation. The sponsoring employer is required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10 percent penalty tax, which is increased to 25 percent if the distribution occurs within the first two years after the commencement of the employee’s participation in the plan. SEP IRAs permit employers to make contributions to IRAs on behalf of their employees, up to a specified dollar amount for the year and subject to certain eligibility requirements. Distributions from SEP IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income.

Roth IRAs. A Contract is available for purchase as a Roth IRA or by a separately established Roth IRA Account with MLPF&S. Roth IRAs, as described in section 408A of the IRC, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. An individual may make annual contributions to a Roth IRA of up to the lesser of the limit specified in the IRC or 100% of compensation includible in the individual’s gross income. The individual may be eligible for a non-refundable tax credit with respect to a percentage of the contributions depending on the individual’s filing status and income. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax. A special rule permits taxation of Roth IRA conversions made during the 2010 tax year to be split between 2011 and 2012. You may wish to consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed distributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

Other Tax Issues for IRAs and Roth IRAs. Total annual contributions to all of an individual’s IRAs and Roth IRAs may not exceed the limit specified in the IRC or 100% of the compensation includible in the individual’s gross income. Distributions from an IRA or Roth IRA generally are subject to withholding for the participant’s Federal income tax liability. The withholding rate varies according to the type of distribution and the owner’s tax status. The owner will be provided the opportunity to elect not to have tax withheld from distributions.

The Contract and its endorsements have been approved by the IRS as to form for use as an IRA or Roth IRA. Approval by the IRS is a determination only as to the form of the Contract and does not represent a determination on the merits of the Contract.

Tax Sheltered Annuities

Section 403(b) of the IRC allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee’s retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death, or disability.

If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that withdrawals, surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a withdrawal, surrender or transfer, you consent to the sharing of confidential information about you, the Contract, and transactions under the Contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. Taxable “eligible rollover distributions” from tax sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee's spouse or former spouse as beneficiary or alternate payee) chooses a “direct rollover” from the plan to a tax-qualified plan, IRA, Roth IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover. The Contract includes enhanced death benefit provisions that could be characterized as an incidental benefit, the amount of which is limited in a tax sheltered annuity. Because an enhanced death benefit may exceed this limitation, individuals using the Contract in connection with such plans should consult their tax advisors. The ADB is not currently available with a tax sheltered annuity.

Why Must the Contracts Only Be Qualified or Purchased through Qualified Accounts?

You may only purchase this Contract as an IRA Contract, Roth IRA Contract, or SEP IRA Contract or through an established IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account with MLPF&S. Please note that prior to September 25, 2007, this Contract was permitted to be issued as a tax sheltered annuity contract. However, effective September 25, 2007, we no longer accept any additional contributions from any source to your 403(b) Contract. In addition, effective September 25, 2007, we prohibit the issue of a 403(b) Contract in an exchange for the 403(b) contract or custodial account of another provider. If we issued this Contract other than as IRA Contracts, Roth IRA Contracts, SEP IRA Contracts, or tax sheltered annuity Contracts or other than through IRA Accounts, Roth IRA Accounts, SIMPLE IRA Accounts, or SEP IRA Accounts, the Contracts would not be treated as annuity contracts for Federal income tax purposes and would therefore be taxed currently.

Variable annuity contracts (other than certain qualified contracts, including those that qualify as IRAs) are generally not treated as annuities for Federal income tax purposes and thus lose their tax-deferred character if they do not satisfy certain diversification requirements set forth in section 817(h) of the IRC or if the owner can exercise control over the underlying investments. Investing in mutual fund shares that are “publicly available,” i.e., shares of mutual funds that can be purchased directly without purchasing a variable annuity or life insurance contract, is incompatible with these requirements. The mutual funds available through the Contracts are publicly available.

Accordingly, standing alone, the Contracts would not be treated as annuity contracts for Federal income tax purposes. However, this does not mean that an individual purchasing a Contract either as an IRA Contract, Roth IRA Contract, SEP IRA Contract, or tax sheltered annuity Contract or through an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account, will be taxed currently on the Contract’s earnings.

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If a Contract is purchased through an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account, that Account should itself be exempt from current taxation until distributions occur, in accordance with the rules governing IRA Accounts, Roth IRA Accounts, SIMPLE IRA Accounts, or SEP IRA Accounts discussed above, as long as the Account continues to qualify as an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account. As a result, tax deferral of a Contract that is purchased through such an Account will be dependent solely upon the continued qualification of the Separate Account as an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account.

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Contracts that qualify as IRAs, Roth IRAs, SEP IRAs, or tax sheltered annuities are not subject to restrictions against investing in publicly available mutual funds or to the distribution requirements of section 72(s). However, they must satisfy other requirements in order to qualify as IRAs, Roth IRAs, SEP IRAs, or tax sheltered annuities. We believe that Contracts purchased as IRAs, Roth IRAs, SEP IRAs, or tax sheltered annuities will satisfy the applicable requirements and will therefore be exempt from current taxation until distributions occur, in accordance with the rules described above governing the Federal income tax treatment of IRAs, Roth IRAs, SEP IRAs, or tax sheltered annuities.

Medicare Tax

Beginning in 2013, distributions from nonqualified annuity contracts will be considered “investment income” for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.

Transfers or Exchanges of a Contract

Transferring ownership of the Contract, designating a payee or beneficiary who is not also the owner, designating an annuitant other than the owner, selecting certain maturity dates, or exchanging a Contract can have other tax consequences that we don’t discuss here. If you’re thinking about any of those transactions, contact a tax advisor.

Withholding

Annuity distributions usually are subject to withholding for the recipient’s Federal income tax liability at rates that vary according to the type of distribution and the recipient’s tax status. However, except for eligible rollover distributions, recipients can usually choose not to have tax withheld from distributions.

Federal Estate Taxes

While no attempt is being made to discuss the federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Generation-Skipping Transfer Tax

Under certain circumstances, the IRC may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the IRC may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

Federal Estate, Gift and Generation-Skipping Transfer Taxes

For 2012, the federal estate tax, gift tax and generation-skipping transfer (“GST”) tax exemptions and maximum rates are $5,120,000 and 35%, respectively. After 2012, in the absence of legislative action, the federal estate tax, gift tax and GST tax exemptions and rates will return to their 2001 levels (with inflation adjustments for the GST tax exemption but not for the estate or gift tax exemptions). This would result in significantly lower exemptions and significantly higher tax rates. Between now and the end of 2012, Congress may make the current exemptions and rates permanent, it may do nothing and allow the 2001 levels to go into effect, or it may change the applicable exemptions and/or tax rates.

The uncertainty as to how the current law might be modified in coming years underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

Annuity Purchases by Residents of Puerto Rico

The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S. - source income that is generally subject to United Stated federal income tax.

Annuity Purchases by Nonresident Aliens and Foreign Corporations

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax advisor regarding U.S. state and foreign taxation with respect to an annuity contract purchase.

Possible Changes In Taxation

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax advisor should be consulted with respect to legislative developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

Possible Charge For Our Taxes

Currently we don’t charge the Separate Account for any Federal, state, or local taxes on them or the Contracts (other than premium taxes), but we reserve the right to charge the Separate Account or the Contracts for any tax or other cost resulting from the tax laws that we believe should be attributed to them.

Foreign Tax Credits

To the extent that any Fund makes the appropriate election, certain foreign taxes paid by the Fund will be treated as being paid by the Company, which may deduct or claim a tax credit for such taxes. The benefits of any such deduction or credit will not be passed through to the contract owners.

Required Minimum Distributions

Please note that the actuarial present value of additional contract benefits must be added to the account value in calculating RMD withdrawals from annuity contracts funding IRAs and tax sheltered annuities, which could increase the amount you are required to withdraw. RMD rules do not apply to Roth IRA contracts before death, and there are additional RMD rules for tax sheltered annuities. Please consult your tax adviser.

Note that RMD requirements apply to calendar years, and cumulative withdrawals are determined based on contract years. The imposition of a more costly adjustment factor to an RMD withdrawal may generally be avoided through careful timing of RMD withdrawals — e.g., by withdrawing only one calendar year’s RMD withdrawal amount for the Contract during any contract year — and by requesting only the amount necessary, when added to other withdrawals made during a calendar year, to satisfy the RMD for the Contract. Because the timing and the amount of the RMD withdrawal is critical, you should consult a tax adviser to help you determine the best time to request an RMD withdrawal.

If the Contract is held within a Merrill Lynch custodial IRA Account, you also may receive an additional RMD calculation from the Merrill Lynch Retirement Group each year that reflects the account value and RMD amount with respect to the entire IRA Account. If you hold other assets within your MLPF&S custodial IRA Account in addition to the Contract, the RMD amount referenced in the custodial IRA Account notice will be greater than the RMD for the Contract.

If you purchased the GMIB EXTRA, making an RMD withdrawal from the Contract in excess of the RMD amount for the Contract may significantly reduce your GMIB EXTRA Base. If you purchased the GMWB, making an RMD withdrawal from the Contract in excess of the RMD amount for the Contract may significantly reduce your GMWB Base.

When must RMDs be taken? Generally, the first RMD is for the calendar year in which you reach age 70 1/2. The IRS permits you to take this RMD during the calendar year you reach age 70 1/2 or to delay it until some time between January 1 and (but no later than) April 1 of the next calendar year. If you choose to delay taking the first RMD payment until the subsequent calendar year, then you will have to take two RMDs that calendar year (the delayed RMD for the first calendar year and the RMD for the current calendar year).

If you choose to delay taking the first RMD payment until the subsequent calendar year with respect to the assets in the Contract and cumulative withdrawals for that contract year (including the RMD amounts for the prior calendar year and current calendar year) exceed your Guaranteed Lifetime Amount or 5% (6% if you purchased your Contract on or after June 23, 2008) times the GMIB EXTRA Roll-Up Base, we will treat any amount in excess of your RMD amount for the current calendar year as an Excess Withdrawal, which will reduce your GMWB Base or GMIB EXTRA Base, respectively. In other words, we will treat RMD withdrawals favorably only for the current calendar year.

Pursuant to special legislation, required minimum distributions for the 2009 tax year generally are not required, and 2009 distributions that otherwise would be required minimum distributions may be eligible for rollover.

For examples, please see Appendix P and Appendix Q.

How are RMDs calculated? There are two methods of calculating RMDs: the account-based method and the annuity-based method. To calculate the RMD for the Contract, we use the account-based method. We determine your RMD for the Contract by taking the sum of the account value of the Contract as of December 31st of the past calendar year and the actuarial present value of any optional guarantees you elected (if applicable), and multiplying this amount by a number corresponding to your age from an IRS Table (RMD Factor). The resulting amount calculated is the RMD for the Contract for that year.

Account-Based Method:	RMD amount for the Contract = [account value as of Dec 31st + actuarial present value of optional guarantee(s)] * the applicable RMD Factor

(If your spouse is your sole beneficiary and is more than 10 years younger than you, the RMD Factor may be from another IRS table and may produce a smaller RMD amount.) The RMD amount will vary each year as the account value, actuarial present value of optional contract guarantees, and the RMD Factor change.

If you choose an annuity-based method, you do not have to do annual calculations.

Annuity-Based Method:	You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary, or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables. The annuity payout method satisfy IRS regulations.

As long as the total amount you take every year satisfies your overall RMD amount for your IRAs, you may choose to take the RMD from any one or more non-Roth IRAs that you own. If you also own other non-IRA qualified retirement plan assets, you will need to take those assets into account for RMD purposes, as well; however, you must take the RMD applicable to each type of qualified plan only from the plan to which the RMD amount relates. For example, if you own a tax sheltered annuity and a 401(k) plan, you must take the RMD required for the tax sheltered annuity from the tax sheltered annuity assets, and the RMD required for the 401(k) plan from the 401(k) assets. You may not take both from one or the other or from your IRA accounts. You also cannot take your IRA RMD amount from either the tax sheltered annuity or the 401(k) plan.

There are additional RMD rules that apply after you die. These vary depending on whether you die before or after the date you are required to begin taking RMDs, and whether the beneficiary is spousal, non-spousal, or a non-natural person. To better understand these rules, you should consult your tax adviser.

Performance Information

From time to time, we may advertise yields, effective yields, and total returns for the subaccounts for a Class. These figures are based on historical earnings and do not indicate or project future performance. We may also advertise performance of the subaccounts in comparison to certain performance rankings and indices. More detailed information on the calculation of performance information appears in the Statement of Additional Information.

Effective yields and total returns for a subaccount for a Class are based on the investment performance of the corresponding Fund. Fund expenses influence Fund performance.

The yield of the Ready Assets Prime Money Fund Subaccount refers to the annualized income generated by an investment in the subaccount over a specified 7-day period on a Class-specific basis. The yield is calculated by assuming that the income generated for that 7-day period is generated each 7-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a subaccount (other than the Ready Assets Prime Money Fund Subaccount) refers to the annualized income generated by an investment in the subaccount over a specified 30-day or one month period on a Class-specific basis. The yield is calculated by assuming the income generated by the investment during that 30-day or one-month period is generated each period over 12 months and is shown as a percentage of the investment.

The average annual total return of a subaccount refers to return quotations assuming an investment has been held in each subaccount for 1, 5 and 10 years, or for a shorter period, if applicable. We provide average annual total returns for the subaccounts on a Class-specific basis. The average annual total returns represent the average compounded rates of return that would cause an initial investment of $1,000 to equal the value of that investment at the end of each period. These percentages include any surrender charge that would apply if you terminated the Contract at the end of each period indicated, but exclude any deductions for premium taxes. Total returns do not reflect any rider charges, nor bonus amounts if applicable.

We may also advertise or present yield or total return performance information computed on different bases, but this information will always be accompanied by average annual total returns for the corresponding subaccounts for each Class. For example, we may present total return performance information that doesn’t reflect a deduction for the surrender charge. This presentation assumes that an investment in the Contract will extend beyond the period when the surrender charge applies, consistent with the long term investment and retirement objectives of the Contract. We may also advertise total return performance information for the Funds. We may also present total return performance information for a subaccount for periods before the date the subaccount commenced operations on a Class-specific basis. If we do, we’ll base performance of the corresponding Fund as if the subaccount existed for the same periods as those indicated for the corresponding Fund, with a level of fees and charges equal to those currently imposed under the Contracts for each Class. We may also present total performance information for a hypothetical Contract assuming allocation of the initial premium to more than one subaccount or assuming monthly or quarterly transfers from one subaccount to designated other subaccounts under a Dollar Cost Averaging Program. We may also present total performance information for a hypothetical Contract assuming participation in the Asset Allocation Program or the Rebalancing Program. This information will reflect the performance of the affected subaccounts for the duration of the allocation under the hypothetical Contract. It will also reflect the deduction of charges described above except for the surrender charge, any rider charges, and any bonus amounts, if applicable. This information may also be compared to various indices.

Advertising and sales literature for the Contracts may also compare the performance of the subaccounts on a Class-specific basis and Funds to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, with investment objectives similar to each of the Funds corresponding to the subaccounts. Performance information may also be based on rankings by services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis. Advertising and sales literature for the Contracts may also compare the performance of the subaccounts on a Class-specific basis to various indices measuring market performance. These unmanaged indices assume the reinvestment of dividends, but do not reflect any deduction for the expense of operating or managing an investment portfolio.

Advertising and sales literature for the Contracts may also contain information on the effect of tax deferred compounding on subaccount investment returns, or returns in general. The tax deferral may be illustrated by graphs and charts and may include a comparison at various points in time of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a currently taxable basis.

Other Information

Financial Condition of the Company

We pay the benefits under your Contract from our general account assets and/or from your account value held in the Separate Account. It is important that you understand that payments of the benefits is not guaranteed and depends upon certain factors discussed below.

Assets in the Separate Account. You assume all of the investment risk for account value allocated to the subaccounts. Your account value in the subaccounts is part of the assets of the Separate Account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct. See “The Separate Account.”

Assets in the General Account. Any guarantees under the Contract that exceed your account value, such as those associated with any death benefit riders or living benefit riders, are paid from our general account (not the Separate Account). Therefore, any amounts that we may be obligated to pay under the Contract in excess of Account Value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. The assets of the Separate Account, however, are also available to cover the liabilities of our general account, but only to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the Contracts supported by it. We issue other types of insurance policies and financial products as well and we pay our obligations under these products from our assets in the general account.

Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our general account. In order to meet our claims-paying obligations, we monitor our reserves so that we hold sufficient amounts to cover actual or expected contract and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments.

How to Obtain More Information. We encourage both existing and prospective contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles (GAAP). Our audited GAAP financial statements, as well as the financial statements of the Separate Account, are located in the SAI. For a free copy of the SAI, simply call or write us at the phone number or address of our Service Center referenced earlier in this Prospectus. In addition, the SAI is available on the SEC’s website at http://www.sec.gov. For additional information about the Company, please see our Annual Report on Form 10-K, which is available on our website at www.transamericaannuities.com/MerrillLynch.aspx.

Notices and Elections

To be effective, all notices, choices, and changes you make under the Contract must be in “good order.” “Good order” means the actual receipt by us of the instructions relating to a transaction in writing (or, when appropriate, by telephone or electronically), along with all forms, information, and supporting legal documentation we require in order to effect the transaction (including spousal consent, if applicable). The instructions must be provided by you or your representative, if authorized by you in writing. To be in “good order,” instructions must be sufficiently clear so that we do not need to exercise any discretion to follow such instructions.

“Received” or receipt in good order generally means that everything necessary must be received by us, at our Service Center specified in the Definitions. However, in certain cases where applications or transaction requests are transmitted electronically through or by a broker/dealer, “receipt” can mean the point in time when the application or transaction request is electronically transmitted by the broker/dealer (or other financial intermediary), provided that we actually receive the application or transaction request promptly and in good order. We reserve the right to reject electronic transactions that do not meet our requirements.

If we have received proper telephone authorization, you may make the following choices via telephone:

(1)	Transfers

(2)	Premium allocation instructions

(3)	Withdrawals, other than full surrenders

(4)	Requests to change the annuity date

We will use reasonable procedures to confirm that a telephone request is genuine. These procedures may include possible tape recording of telephone calls and obtaining appropriate identification before effecting any telephone transactions. We will not be liable for losses resulting from telephone requests that we believe are genuine.

Because telephone transactions will be available to anyone who provides certain information about you and your Contract, you should protect that information. We may not be able to verify that you are the person providing telephone instructions, or that you have authorized any such person to act for you.

Telephone systems may not always be available. Any telephone system, whether it is yours, your service provider’s, your Financial Advisor’s, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Where you or your authorized representative have not given instructions to a Service Center representative prior to 4:00 p.m. (ET), even if due to our delay in answering your call, we will consider requests to be received the following business day. Although we have taken precautions to help our systems handle heavy use, we cannot guarantee reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Service Center.

Voting Rights

We own all Fund shares held in the Separate Account. As the owner, we have the right to vote on any matter put to vote at any Funds’ shareholder meetings. However, we will vote all Fund shares attributable to Contracts by following instructions we receive from you. If we don’t receive voting instructions, we’ll vote those shares in the same proportion as shares for which we receive instructions. We determine the number of shares you may give voting instructions on by dividing your interest in a subaccount by the net asset value per share of the corresponding Fund. We’ll determine the number of shares you may give voting instructions on as of a record date we choose. We may vote Fund shares in our own right if laws change to permit us to do so.

You have voting rights until the annuity date. You may give voting instructions concerning:

(1)	the election of a Fund’s Board of Directors;

(2)	ratification of a Fund’s independent accountant;

(3)	approval of the investment advisory agreement for a Fund corresponding to your selected subaccounts;

(4)	any change in a fundamental investment policy of a Fund corresponding to your selected subaccounts; and

(5)	any other matter requiring a vote of the Fund’s shareholders.

Reports to Contract Owners

At least once each contract year before the annuity date, we will send you information about your Contract. It will provide your Contract’s current number of accumulation units in each subaccount, the value of each accumulation unit of each subaccount, and the account value and the surrender value.

You will also receive an annual and a semi-annual report containing financial statements and a list of portfolio securities of the Funds.

Changes to the Separate Account

We may also add new subaccounts to the Separate Account, eliminate subaccounts in the Separate Account, deregister the Separate Account under the Investment Company Act of 1940 (the “1940 Act”), make any changes required by the 1940 Act, operate the Separate Account as a management investment company under the 1940 Act or any other form permitted by law, transfer all or a portion of the assets of a subaccount or separate account to another subaccount or separate account pursuant to a combination or otherwise, and create new separate accounts. Before we make certain changes we may need approval of the Securities and Exchange Commission and applicable state insurance departments. We will notify you of any changes.

Selling the Contract

We have entered into a distribution agreement with our affiliate, Transamerica Capital, Inc. (“Distributor”), for the distribution and sale of the Contracts. Distributor offers the Contracts through registered representatives of MLPF&S (“Financial Advisors”). The Financial Advisors are registered with FINRA, Inc., licensed as insurance agents in the states in which they do business, and appointed through various Merrill Lynch Life Agencies as our insurance agents.

We pay commissions to the Merrill Lynch Life Agencies for sales of the Contracts by the Financial Advisors. Pursuant to a sales agreement, the Merrill Lynch Life Agencies pay Distributor a portion of the commissions they receive from us for the sales of the Contracts, and the Distributor pays the Financial Advisors a portion of the commissions it receives from the Merrill Lynch Life Agencies for the sales of the Contracts. Distributor also compensates Retirement Solution Specialists (formerly known as District Annuity Specialist), who provide training and marketing support to Financial Advisors in a specific geographic region and whose compensation is based on sales in that region. Sales of the Contracts will help Retirement Solution Specialists meet their sales goals and affects their total compensation.

The maximum amount of commissions paid to the Merrill Lynch Life Agencies is 5.25% of each premium and up to 1.20% of account value per year. In addition, the maximum commission paid to the Merrill Lynch Life Agencies on the annuity date is 4.00% of account value. The maximum commission payable to Financial Advisors for Contract sales is 2.25% (less for L and C Class Contracts) of each premium and up to 0.50% of account value per year. In addition, on the annuity date, the maximum commission payable to the Financial Advisors is 1.50% of account value not subject to a surrender charge. The amount of commissions will vary by Class, but will not exceed the maximum amounts listed above.

Financial Advisors and their branch managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation items. Non-cash items include conferences, seminars, and trips (including travel, lodging, and meals in connection therewith), entertainment, merchandise, and other similar items. In addition, Financial Advisors who meet certain productivity, persistency, and length of service standards and/or their branch managers may be eligible for additional compensation from Distributor. Retirement Solution Specialists who meet certain productivity standards may also be eligible for additional compensation from the Merrill Lynch Life Agencies. Sales of the Contracts may help Financial Advisors, their branch managers, and Retirement Solution Specialists qualify for such benefits. Distributor’s Financial Advisors and their branch managers may receive other payments from Distributor for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature, and similar services.

The Distributor does not currently sell the Contracts through other broker-dealers (“selling firms”). However, the Distributor may enter into selling agreements with selling firms in the future. Selling firms may be compensated on a different basis than the various Merrill Lynch Life Agencies and the Financial Advisors; however, commissions paid to selling firms and their sales representatives will not exceed those described above.

Commissions and other incentives or payments described above are not charged directly to Contract owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract.

State Regulation

We are subject to the laws of the State of Arkansas and to the regulations of the Arkansas Insurance Department. We are also subject to the insurance laws and regulations of all jurisdictions in which we’re licensed to do business.

We file an annual statement with the insurance departments of jurisdictions where we do business. The statement discloses our operations for the preceding year and our financial condition as of the end of that year. Our books and accounts are subject to insurance department review at all times. The Arkansas Insurance Department, in conjunction with the National Association of Insurance Commissioners, conducts a full examination of our operations periodically.

Legal Proceedings

There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. We, like other life insurance companies, are involved in lawsuits. Although the outcome of any litigation cannot be predicted with certainty, we believe that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Separate Account, on the ability of Transamerica Capital, Inc. to perform under its principal underwriting agreement, or on our ability to meet our obligations under the Contract.

Experts

The financial statements of Transamerica Advisors Life Insurance Company as of December 31, 2011 and 2010, and for each of the three years in the period ended December 31, 2011 have been audited by Ernst & Young LLP, an independent registered public accounting firm. The financial statements of the Merrill Lynch Life Variable Annuity Separate Account D as of December 31, 2011, have been audited by Ernst & Young LLP, an independent registered public accounting firm. Both financial statements are incorporated by reference in this Prospectus and included in the Statement of Additional Information and have been so included and incorporated by reference in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Ernst & Young LLP, is 801 Grand Avenue, Suite 3000, Des Moines, Iowa 50309.

Legal Matters

Sutherland Asbill & Brennan LLP of Washington D.C. has provided legal advice to us relating to certain matters under the federal securities laws.

Registration Statements

Registration Statements that relate to the Contract and its investment options have been filed with the Securities and Exchange Commission under the Securities Act of 1933 and the Investment Company Act of 1940. This Prospectus does not contain all of the information in the registration statements. You can obtain the omitted information from the Securities and Exchange Commission’s principal office in Washington, D.C., upon payment of a prescribed fee.

ACCUMULATION UNIT VALUES

(Condensed Financial Information)

Class B

(if you purchased your contract prior to June 23, 2008)

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Invesco Van Kampen Value Opportunities
5/20/2011 to 12/31/2011	$ 1.00	$ 0.92	37,449.6
Invesco Mid Cap Core Equity Fund
3/4/2005 to 12/31/2005	$ 11.09	$ 11.44	11,227.8606
1/1/2006 to 12/31/2006	$ 11.44	$ 12.56	16,722.3902
1/1/2007 to 12/31/2007	$ 12.56	$ 13.63	25,286.0
1/1/2008 to 12/31/2008	$ 13.63	$ 9.76	31,240.8
1/1/2009 to 12/31/2009	$ 9.76	$ 12.55	182,887.5
1/1/2010 to 12/31/2010	$ 12.55	$ 13.95	38,652.1
1/1/2011 to 12/31/2011	$ 13.95	$ 12.92	29,467.5
AllianceBernstein International Value Fund
5/1/2007 to 12/31/2007	$ 10.54	$ 10.43	22,385.0
1/1/2008 to 12/31/2008	$ 10.43	$ 4.79	59,475.7
1/1/2009 to 12/31/2009	$ 4.79	$ 6.34	55,064.4
1/1/2010 to 12/31/2010	$ 6.34	$ 6.48	45,634.1
1/1/2011 to 12/31/2011	$ 6.48	$ 5.10	26,670.6
AllianceBernstein Small/Mid Cap Value Fund
3/4/2005 to 12/31/2005	$ 11.38	$ 11.85	151,966.4751
1/1/2006 to 12/31/2006	$ 11.85	$ 13.30	282,620.6382
1/1/2007 to 12/31/2007	$ 13.30	$ 13.43	100,179.2
1/1/2008 to 12/31/2008	$ 13.43	$ 8.68	118,765.3
1/1/2009 to 12/31/2009	$ 8.68	$ 12.16	23,764.3
1/1/2010 to 12/31/2010	$ 12.16	$ 15.19	18,578.3
1/1/2011 to 12/31/2011	$ 15.19	$ 13.74	23,850.3
AllianceBernstein Value Fund
3/4/2005 to 12/31/2005	$ 11.15	$ 11.33	3,702.5476
1/1/2006 to 12/31/2006	$ 11.33	$ 13.56	5,212.6658
1/1/2007 to 12/31/2007	$ 13.56	$ 12.80	8,200.3
1/1/2008 to 12/31/2008	$ 12.80	$ 7.34	9,819.2
1/1/2009 to 12/31/2009	$ 7.34	$ 8.64	9,641.5
1/1/2010 to 12/31/2010	$ 8.64	$ 9.50	9,687.4
1/1/2011 to 12/31/2011	$ 9.50	$ 9.01	9,490.6
Allianz NFJ Dividend Value Fund
5/1/2007 to 12/31/2007	$ 10.51	$ 10.28	11,042.7
1/1/2008 to 12/31/2008	$ 10.28	$ 6.47	27,003.1
1/1/2009 to 12/31/2009	$ 6.47	$ 7.22	41,913.6
1/1/2010 to 12/31/2010	$ 7.22	$ 8.06	31,183.7
1/1/2011 to 12/31/2011	$ 8.06	$ 8.21	48,459.2
Allianz NFJ Small-Cap Value Fund
3/4/2005 to 12/31/2005	$ 11.66	$ 12.18	21,694.4363
1/1/2006 to 12/31/2006	$ 12.18	$ 14.26	43,183.0698
1/1/2007 to 12/31/2007	$ 14.26	$ 14.94	70,764.2
1/1/2008 to 12/31/2008	$ 14.94	$ 10.85	59,719.2
1/1/2009 to 12/31/2009	$ 10.85	$ 13.28	59,608.4
1/1/2010 to 12/31/2010	$ 13.28	$ 16.38	47,719.7
1/1/2011 to 12/31/2011	$ 16.38	$ 16.52	27,897.8

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Allianz NFJ Mid-Cap Value Fund
3/4/2005 to 12/31/2005	$ 10.99	$ 10.76	242.4322
1/1/2006 to 12/31/2006	$ 10.76	$ 11.91	1,407.7423
1/1/2007 to 12/31/2007	$ 11.91	$ 12.41	1,396.2
1/1/2008 to 12/31/2008	$ 12.41	$ 7.35	1,101.7
1/1/2009 to 12/31/2009	$ 7.35	$ 9.69	361.5
1/1/2010 to 12/31/2010	$ 9.69	$ 11.53	321.3
1/1/2011 to 12/31/2011	$ 11.53	$ 11.25	34.0
American Century Equity Income Fund
3/4/2005 to 12/31/2005	$ 10.84	$ 10.75	12,737.4481
1/1/2006 to 12/31/2006	$ 10.75	$ 12.66	17,555.808
1/1/2007 to 12/31/2007	$ 12.66	$ 12.68	10,157.3
1/1/2008 to 12/31/2008	$ 12.68	$ 9.99	9,712.5
1/1/2009 to 12/31/2009	$ 9.99	$ 11.04	9,563.8
1/1/2010 to 12/31/2010	$ 11.04	$ 12.33	9,436.2
1/1/2011 to 12/31/2011	$ 12.33	$ 12.58	4,134.7
American Century Ultra® Fund
3/4/2005 to 12/31/2005	$ 10.78	$ 11.02	4,909.812
1/1/2006 to 12/31/2006	$ 11.02	$ 10.51	6,170.8815
1/1/2007 to 12/31/2007	$ 10.51	$ 12.61	464.8
1/1/2008 to 12/31/2008	$ 12.61	$ 7.23	0.0
1/1/2009 to 12/31/2009	$ 7.23	$ 9.64	0.0
1/1/2010 to 12/31/2010	$ 9.64	$ 11.08	0.0
1/1/2011 to 12/31/2011	$ 11.08	$ 11.05	0.0
American Funds® – Bond Fund of AmericaSM
3/4/2005 to 12/31/2005	$ 10.20	$ 10.26	192,981.8976
1/1/2006 to 12/31/2006	$ 10.26	$ 10.74	604,811.67
1/1/2007 to 12/31/2007	$ 10.74	$ 10.96	986,793.6
1/1/2008 to 12/31/2008	$ 10.96	$ 9.50	850,838.1
1/1/2009 to 12/31/2009	$ 9.50	$ 10.78	749,997.5
1/1/2010 to 12/31/2010	$ 10.78	$ 11.42	241,254.2
1/1/2011 to 12/31/2011	$ 11.42	$ 12.01	117,708.6
American Funds® – EuroPacific Growth Fund®
3/4/2005 to 12/31/2005	$ 11.78	$ 13.54	209,290.3061
1/1/2006 to 12/31/2006	$ 13.54	$ 16.30	563,992.456
1/1/2007 to 12/31/2007	$ 16.30	$ 19.14	903,203.9
1/1/2008 to 12/31/2008	$ 19.14	$ 11.24	999,490.8
1/1/2009 to 12/31/2009	$ 11.24	$ 15.44	1,167,561.1
1/1/2010 to 12/31/2010	$ 15.44	$ 16.68	266,172.7
1/1/2011 to 12/31/2011	$ 16.68	$ 14.23	132,224.8
American Funds® – Growth Fund of America®
3/4/2005 to 12/31/2005	$ 11.02	$ 12.33	569,664.4762
1/1/2006 to 12/31/2006	$ 12.33	$ 13.51	1,127,593.086
1/1/2007 to 12/31/2007	$ 13.51	$ 14.80	1,089,321.8
1/1/2008 to 12/31/2008	$ 14.80	$ 8.91	1,454,615.6
1/1/2009 to 12/31/2009	$ 8.91	$ 11.84	181,756.4
1/1/2010 to 12/31/2010	$ 11.84	$ 13.13	599,953.1
1/1/2011 to 12/31/2011	$ 13.13	$ 12.34	299,604.8
American Funds® – Income Fund of America®
3/4/2005 to 12/31/2005	$ 10.90	$ 10.95	103,227.8522
1/1/2006 to 12/31/2006	$ 10.95	$ 13.01	250,512.1236
1/1/2007 to 12/31/2007	$ 13.01	$ 13.33	354,349.5
1/1/2008 to 12/31/2008	$ 13.33	$ 9.35	354,928.0
1/1/2009 to 12/31/2009	$ 9.35	$ 11.49	312,567.4
1/1/2010 to 12/31/2010	$ 11.49	$ 12.70	256,447.5
1/1/2011 to 12/31/2011	$ 12.70	$ 13.24	172,257.6

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
American Funds® – Investment Company of America®
3/4/2005 to 12/31/2005	$ 10.92	$ 11.31	168,654.8808
1/1/2006 to 12/31/2006	$ 11.31	$ 12.96	244,102.8054
1/1/2007 to 12/31/2007	$ 12.96	$ 13.55	385,258.2
1/1/2008 to 12/31/2008	$ 13.55	$ 8.73	420,095.6
1/1/2009 to 12/31/2009	$ 8.73	$ 10.96	383,413.0
1/1/2010 to 12/31/2010	$ 10.96	$ 12.00	305,618.6
1/1/2011 to 12/31/2011	$ 12.00	$ 11.63	162,831.5
BlackRock Basic Value Fund, Inc.
3/4/2005 to 12/31/2005	$ 10.98	$ 11.06	15,450.832
1/1/2006 to 12/31/2006	$ 11.06	$ 13.37	30,862.3379
1/1/2007 to 12/31/2007	$ 13.37	$ 13.33	261,568.8
1/1/2008 to 12/31/2008	$ 13.33	$ 8.34	246,874.3
1/1/2009 to 12/31/2009	$ 8.34	$ 10.75	577,733.6
1/1/2010 to 12/31/2010	$ 10.75	$ 11.96	69,575.7
1/1/2011 to 12/31/2011	$ 11.96	$ 11.46	56,441.2
BlackRock Total Return Portfolio
3/4/2005 to 12/31/2005	$ 10.09	$ 10.12	24,732.0733
1/1/2006 to 12/31/2006	$ 10.12	$ 10.38	58,437.101
1/1/2007 to 12/31/2007	$ 10.38	$ 10.71	105,692.1
1/1/2008 to 12/31/2008	$ 10.71	$ 9.35	81,258.2
1/1/2009 to 12/31/2009	$ 9.35	$ 10.71	82,420.7
1/1/2010 to 12/31/2010	$ 10.71	$ 11.60	71,653.7
1/1/2011 to 12/31/2011	$ 11.60	$ 11.96	76,409.7
BlackRock Capital Appreciation Fund, Inc.
3/4/2005 to 12/31/2005	$ 10.85	$ 11.64	9,712.3785
1/1/2006 to 12/31/2006	$ 11.64	$ 11.92	22,143.0053
1/1/2007 to 12/31/2007	$ 11.92	$ 14.12	488,668.1
1/1/2008 to 12/31/2008	$ 14.12	$ 8.48	625,134.5
1/1/2009 to 12/31/2009	$ 8.48	$ 11.44	641,072.0
1/1/2010 to 12/31/2010	$ 11.44	$ 13.48	810,165.4
1/1/2011 to 12/31/2011	$ 13.48	$ 12.09	907,332.6
BlackRock Global Allocation Fund, Inc.
3/4/2005 to 12/31/2005	$ 11.22	$ 11.89	102,300.9769
1/1/2006 to 12/31/2006	$ 11.89	$ 13.62	258,673.5892
1/1/2007 to 12/31/2007	$ 13.62	$ 15.70	518,834.6
1/1/2008 to 12/31/2008	$ 15.70	$ 12.31	629,252.1
1/1/2009 to 12/31/2009	$ 12.31	$ 14.79	612,878.6
1/1/2010 to 12/31/2010	$ 14.79	$ 16.05	749,528.5
1/1/2011 to 12/31/2011	$ 16.05	$ 15.26	751,362.4
BlackRock Global Growth Fund, Inc.
5/1/2008 to 12/31/2008	$ 10.47	$ 6.07	0.0
1/1/2009 to 12/31/2009	$ 6.07	$ 8.16	1,057.7
1/1/2010 to 12/31/2010	$ 8.16	$ 8.96	10,998.1
1/1/2011 to 12/31/2011	$ 8.96	$ 0.00	0.0
BlackRock Global Opportunities Portfolio
9/9/2011 to 12/31/2011	$ 10.00	$ 10.19	11,138.4
BlackRock Global SmallCap Fund, Inc.
3/4/2005 to 12/31/2005	$ 11.67	$ 12.62	18,953.1189
1/1/2006 to 12/31/2006	$ 12.62	$ 14.73	55,964.0716
1/1/2007 to 12/31/2007	$ 14.73	$ 16.93	45,567.5
1/1/2008 to 12/31/2008	$ 16.93	$ 10.41	31,290.9
1/1/2009 to 12/31/2009	$ 10.41	$ 13.85	30,374.7
1/1/2010 to 12/31/2010	$ 13.85	$ 16.18	28,909.8
1/1/2011 to 12/31/2011	$ 16.18	$ 14.27	27,089.6

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
BlackRock U.S. Government Bond Portfolio
7/15/2011 to 12/31/2011	$ 10.00	$ 10.30	24,193.7
BlackRock High Yield Bond Portfolio
9/9/2011 to 12/31/2011	$ 10.00	$ 10.18	160,537.0
BlackRock International Index Fund
3/4/2005 to 12/31/2005	$ 11.85	$ 12.78	3,240.9042
1/1/2006 to 12/31/2006	$ 12.78	$ 15.87	20,214.2902
1/1/2007 to 12/31/2007	$ 15.87	$ 17.25	15,143.1
1/1/2008 to 12/31/2008	$ 17.25	$ 9.81	6,585.7
1/1/2009 to 12/31/2009	$ 9.81	$ 12.40	6,540.8
1/1/2010 to 12/31/2010	$ 12.40	$ 13.11	6,474.2
1/1/2011 to 12/31/2011	$ 13.11	$ 11.29	6,409.1
BlackRock International Fund
8/12/2011 to 12/31/2011	$ 10.00	$ 9.19	34,671.0
BlackRock Low Duration Bond Portfolio
7/15/2011 to 12/31/2011	$ 10.00	$ 9.93	6,197.4
BlackRock Large Cap Core Fund
3/4/2005 to 12/31/2005	$ 11.60	$ 12.48	20,360.0882
1/1/2006 to 12/31/2006	$ 12.48	$ 13.90	55,623.0971
1/1/2007 to 12/31/2007	$ 13.90	$ 14.39	83,406.8
1/1/2008 to 12/31/2008	$ 14.39	$ 8.89	76,542.1
1/1/2009 to 12/31/2009	$ 8.89	$ 10.57	73,594.3
1/1/2010 to 12/31/2010	$ 10.57	$ 11.59	61,185.8
1/1/2011 to 12/31/2011	$ 11.59	$ 11.44	65,276.8
BlackRock Large Cap Growth Fund
3/4/2005 to 12/31/2005	$ 11.21	$ 12.28	16,730.157
1/1/2006 to 12/31/2006	$ 12.28	$ 12.91	27,498.0907
1/1/2007 to 12/31/2007	$ 12.91	$ 13.78	37,506.6
1/1/2008 to 12/31/2008	$ 13.78	$ 8.58	36,233.5
1/1/2009 to 12/31/2009	$ 8.58	$ 11.10	639,760.6
1/1/2010 to 12/31/2010	$ 11.10	$ 12.27	60,606.2
1/1/2011 to 12/31/2011	$ 12.27	$ 12.14	59,633.4
BlackRock Large Cap Value Fund
3/4/2005 to 12/31/2005	$ 11.69	$ 12.54	123,464.7293
1/1/2006 to 12/31/2006	$ 12.54	$ 14.34	44,413.3052
1/1/2007 to 12/31/2007	$ 14.34	$ 14.84	90,263.1
1/1/2008 to 12/31/2008	$ 14.84	$ 9.43	80,193.3
1/1/2009 to 12/31/2009	$ 9.43	$ 10.62	72,870.7
1/1/2010 to 12/31/2010	$ 10.62	$ 11.58	57,780.2
1/1/2011 to 12/31/2011	$ 11.58	$ 11.10	61,242.5
BlackRock Small Cap Index Fund
3/4/2005 to 12/31/2005	$ 11.20	$ 11.64	3,130.435
1/1/2006 to 12/31/2006	$ 11.64	$ 13.46	5,752.7634
1/1/2007 to 12/31/2007	$ 13.46	$ 13.01	10,006.8
1/1/2008 to 12/31/2008	$ 13.01	$ 8.46	8,062.8
1/1/2009 to 12/31/2009	$ 8.46	$ 10.55	3,974.1
1/1/2010 to 12/31/2010	$ 10.55	$ 13.17	3,936.1
1/1/2011 to 12/31/2011	$ 13.17	$ 12.39	3,900.2
BlackRock S&P 500 Index Fund
3/4/2005 to 12/31/2005	$ 10.98	$ 11.21	41,705.1867
1/1/2006 to 12/31/2006	$ 11.21	$ 12.75	46,744.4326
1/1/2007 to 12/31/2007	$ 12.75	$ 13.22	47,511.7
1/1/2008 to 12/31/2008	$ 13.22	$ 8.18	52,293.2
1/1/2009 to 12/31/2009	$ 8.18	$ 10.17	37,873.7
1/1/2010 to 12/31/2010	$ 10.17	$ 11.49	38,505.2
1/1/2011 to 12/31/2011	$ 11.49	$ 11.53	50,486.7

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
BlackRock Value Opportunities Fund, Inc.
3/4/2005 to 12/31/2005	$ 11.02	$ 11.96	3,892.9887
1/1/2006 to 12/31/2006	$ 11.96	$ 13.24	18,118.2483
1/1/2007 to 12/31/2007	$ 13.24	$ 12.90	20,174.0
1/1/2008 to 12/31/2008	$ 12.90	$ 7.48	25,836.2
1/1/2009 to 12/31/2009	$ 7.48	$ 9.43	22,001.4
1/1/2010 to 12/31/2010	$ 9.43	$ 11.95	41,574.7
1/1/2011 to 12/31/2011	$ 11.95	$ 11.47	43,833.7
Cohen & Steers Realty Income Fund, Inc.
3/4/2005 to 12/31/2005	$ 10.89	$ 11.82	84,999.9017
1/1/2006 to 12/31/2006	$ 11.82	$ 15.17	150,981.4425
1/1/2007 to 12/31/2007	$ 15.17	$ 11.93	159,700.6
1/1/2008 to 12/31/2008	$ 11.93	$ 7.53	28,422.9
1/1/2009 to 12/31/2009	$ 7.53	$ 10.22	21,384.1
1/1/2010 to 12/31/2010	$ 10.22	$ 12.78	18,617.1
1/1/2011 to 12/31/2011	$ 12.78	$ 13.39	17,117.8
Columbia Acorn USA
3/4/2005 to 12/31/2005	$ 11.62	$ 12.67	113,751.2524
1/1/2006 to 12/31/2006	$ 12.67	$ 13.50	301,069.8321
1/1/2007 to 12/31/2007	$ 13.50	$ 13.76	54,994.9
1/1/2008 to 12/31/2008	$ 13.76	$ 8.24	159,429.9
1/1/2009 to 12/31/2009	$ 8.24	$ 11.48	136,517.0
1/1/2010 to 12/31/2010	$ 11.48	$ 13.92	120,701.9
1/1/2011 to 12/31/2011	$ 13.92	$ 13.03	138,831.6
Columbia Acorn International Fund
5/1/2007 to 12/31/2007	$ 10.66	$ 11.31	8,252.2
1/1/2008 to 12/31/2008	$ 11.31	$ 6.02	11,410.3
1/1/2009 to 12/31/2009	$ 6.02	$ 8.94	19,769.8
1/1/2010 to 12/31/2010	$ 8.94	$ 10.80	404,631.9
1/1/2011 to 12/31/2011	$ 10.80	$ 9.13	436,127.6
Columbia Marsico Growth Fund
5/1/2006 to 12/31/2006	$ 10.10	$ 10.33	14,790.0192
1/1/2007 to 12/31/2007	$ 10.33	$ 11.63	903,649.3
1/1/2008 to 12/31/2008	$ 11.63	$ 6.66	1,157,493.3
1/1/2009 to 12/31/2009	$ 6.66	$ 8.49	52,971.4
1/1/2010 to 12/31/2010	$ 8.49	$ 10.01	56,870.2
1/1/2011 to 12/31/2011	$ 10.01	$ 9.71	96,772.2
Columbia Mid Cap Growth Fund
4/8/2011 to 12/31/2011	$ 10.00	$ 8.67	1,193.3
Davis New York Venture Fund, Inc.
3/4/2005 to 12/31/2005	$ 11.20	$ 11.86	78,229.1805
1/1/2006 to 12/31/2006	$ 11.86	$ 13.49	433,746.1465
1/1/2007 to 12/31/2007	$ 13.49	$ 13.98	293,769.8
1/1/2008 to 12/31/2008	$ 13.98	$ 8.28	299,015.5
1/1/2009 to 12/31/2009	$ 8.28	$ 10.80	802,500.2
1/1/2010 to 12/31/2010	$ 10.80	$ 11.96	286,632.6
1/1/2011 to 12/31/2011	$ 11.96	$ 11.25	225,252.0
Delaware Smid Cap Growth Fund
10/8/2010 to 12/31/2010	$ 10.00	$ 11.32	15,405.8
1/1/2011 to 12/31/2011	$ 11.32	$ 12.07	27,214.4
Dreyfus Appreciation Fund, Inc.
3/4/2005 to 12/31/2005	$ 11.09	$ 11.00	242,194.373
1/1/2006 to 12/31/2006	$ 11.00	$ 12.63	294,255.2659
1/1/2007 to 12/31/2007	$ 12.63	$ 13.29	389,493.4
1/1/2008 to 12/31/2008	$ 13.29	$ 8.87	509,778.5
1/1/2009 to 12/31/2009	$ 8.87	$ 10.60	12,019.1
1/1/2010 to 12/31/2010	$ 10.60	$ 12.07	361,221.0
1/1/2011 to 12/31/2011	$ 12.07	$ 12.83	335,953.7

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Eaton Vance Floating-Rate Fund
3/4/2005 to 12/31/2005	$ 10.15	$ 10.39	114,080.0928
1/1/2006 to 12/31/2006	$ 10.39	$ 10.91	300,793.2266
1/1/2007 to 12/31/2007	$ 10.91	$ 10.96	16,151.8
1/1/2008 to 12/31/2008	$ 10.96	$ 7.53	23,999.0
1/1/2009 to 12/31/2009	$ 7.53	$ 10.87	27,165.2
1/1/2010 to 12/31/2010	$ 10.87	$ 11.73	35,586.4
1/1/2011 to 12/31/2011	$ 11.73	$ 11.82	35,048.9
Eaton Vance Large-Cap Value Fund
5/1/2007 to 12/31/2007	$ 10.58	$ 10.82	281,428.7
1/1/2008 to 12/31/2008	$ 10.82	$ 7.00	257,491.0
1/1/2009 to 12/31/2009	$ 7.00	$ 8.09	687,718.7
1/1/2010 to 12/31/2010	$ 8.09	$ 8.79	1,030,440.7
1/1/2011 to 12/31/2011	$ 8.79	$ 8.29	928,750.7
Federated Capital Appreciation Fund
3/4/2005 to 12/31/2005	$ 11.03	$ 10.96	2,608.5504
1/1/2006 to 12/31/2006	$ 10.96	$ 12.56	1,401.6932
1/1/2007 to 12/31/2007	$ 12.56	$ 13.71	373,269.6
1/1/2008 to 12/31/2008	$ 13.71	$ 9.62	461,750.8
1/1/2009 to 12/31/2009	$ 9.62	$ 10.85	568,235.0
1/1/2010 to 12/31/2010	$ 10.85	$ 12.05	1,902.0
1/1/2011 to 12/31/2011	$ 12.05	$ 11.28	1,538.2
Federated Kaufmann Fund
3/4/2005 to 12/31/2005	$ 11.35	$ 12.50	19,708.1372
1/1/2006 to 12/31/2006	$ 12.50	$ 14.14	24,994.9188
1/1/2007 to 12/31/2007	$ 14.14	$ 16.96	177,322.6
1/1/2008 to 12/31/2008	$ 16.96	$ 9.68	135,163.7
1/1/2009 to 12/31/2009	$ 9.68	$ 12.39	129,790.1
1/1/2010 to 12/31/2010	$ 12.39	$ 14.51	49,511.5
1/1/2011 to 12/31/2011	$ 14.51	$ 12.38	51,223.0
Fidelity® Advisor Equity Growth Fund
3/4/2005 to 12/31/2005	$ 10.68	$ 11.24	4,707.0888
1/1/2006 to 12/31/2006	$ 11.24	$ 11.82	3,805.6494
1/1/2007 to 12/31/2007	$ 11.82	$ 14.75	2,728.0
1/1/2008 to 12/31/2008	$ 14.75	$ 7.73	2,507.3
1/1/2009 to 12/31/2009	$ 7.73	$ 9.76	1427.6
1/1/2010 to 12/31/2010	$ 9.76	$ 11.91	1,104.3
1/1/2011 to 12/31/2011	$ 11.91	$ 11.76	793.9
Janus Forty Fund
7/6/2009 to 12/31/2009	$ 7.40	$ 10.51	752,950.1
1/1/2010 to 12/31/2010	$ 10.51	$ 10.98	93,653.9
1/1/2011 to 12/31/2011	$ 10.98	$ 10.08	79,429.3
Janus Enterprise Fund
7/6/2009 to 12/31/2009	$ 9.93	$ 12.73	86,932.0
1/1/2010 to 12/31/2010	$ 12.73	$ 15.79	12,658.0
1/1/2011 to 12/31/2011	$ 15.79	$ 15.29	5,676.6
JPMorgan Multi-Capital Market Neutral Fund
6/30/2006 to 12/31/2006	$ 10.34	$ 10.55	231,136.2585
1/1/2007 to 12/31/2007	$ 10.55	$ 10.13	7,449.6
1/1/2008 to 12/31/2008	$ 10.13	$ 9.97	5,926.0
1/1/2009 to 12/31/2009	$ 9.97	$ 9.82	6,530.7
1/1/2010 to 12/31/2010	$ 9.82	$ 9.25	7,115.5
1/1/2011 to 12/31/2011	$ 9.25	$ 9.10	5,623.3

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
JPMorgan Small Cap Growth Fund
5/1/2007 to 12/31/2007	$ 10.19	$ 10.97	7,133.5
1/1/2008 to 12/31/2008	$ 10.97	$ 6.14	9,238.2
1/1/2009 to 12/31/2009	$ 6.14	$ 8.42	11,120.9
1/1/2010 to 12/31/2010	$ 8.42	$ 11.12	18,491.0
1/1/2011 to 12/31/2011	$ 11.12	$ 10.60	15,137.8
Lord Abbett Affiliated Fund, Inc.
3/4/2005 to 12/31/2005	$ 11.16	$ 11.27	12,283.5174
1/1/2006 to 12/31/2006	$ 11.27	$ 13.10	194,097.24
1/1/2007 to 12/31/2007	$ 13.10	$ 13.41	241,941.7
1/1/2008 to 12/31/2008	$ 13.41	$ 8.32	228,842.6
1/1/2009 to 12/31/2009	$ 8.32	$ 9.81	18,188.1
1/1/2010 to 12/31/2010	$ 9.81	$ 11.08	17,424.6
1/1/2011 to 12/31/2011	$ 11.08	$ 10.08	32,088.8
Lord Abbett Bond-Debenture Fund, Inc.
3/4/2005 to 12/31/2005	$ 10.46	$ 10.43	12,981.0962
1/1/2006 to 12/31/2006	$ 10.43	$ 11.32	17,669.0244
1/1/2007 to 12/31/2007	$ 11.32	$ 11.77	26,845.2
1/1/2008 to 12/31/2008	$ 11.77	$ 9.27	26,511.7
1/1/2009 to 12/31/2009	$ 9.27	$ 12.40	28,207.4
1/1/2010 to 12/31/2010	$ 12.40	$ 13.84	28,357.0
1/1/2011 to 12/31/2011	$ 13.84	$ 14.19	51,055.6
Lord Abbett Mid Cap Stock Fund, Inc.(1)
3/4/2005 to 12/31/2005	$ 11.47	$ 12.05	52,755.0635
1/1/2006 to 12/31/2006	$ 12.05	$ 13.37	78,618.3416
1/1/2007 to 12/31/2007	$ 13.37	$ 13.28	176,601.9
1/1/2008 to 12/31/2008	$ 13.28	$ 7.94	84,150.5
1/1/2009 to 12/31/2009	$ 7.94	$ 9.93	78,009.8
1/1/2010 to 12/31/2010	$ 9.93	$ 12.32	72,761.1
1/1/2011 to 12/31/2011	$ 12.32	$ 11.69	65,045.0
Ready Assets Prime Money Fund
3/4/2005 to 12/31/2005	$ 10.01	$ 10.14	192,817.2886
1/1/2006 to 12/31/2006	$ 10.14	$ 10.46	224,740.9541
1/1/2007 to 12/31/2007	$ 10.46	$ 10.82	230,509.9
1/1/2008 to 12/31/2008	$ 10.82	$ 10.96	202,303.3
1/1/2009 to 12/31/2009	$ 10.96	$ 10.85	114,301.1
1/1/2010 to 12/31/2010	$ 10.85	$ 10.72	80,735.8
1/1/2011 to 12/31/2011	$ 10.72	$ 10.59	88,090.0
Managers Cadence Capital Appreciation Fund
6/30/2009 to 12/31/2009	$ 10.00	$ 7.99	703.2
1/1/2010 to 12/31/2010	$ 7.99	$ 9.12	773.7
1/1/2011 to 12/31/2011	$ 9.12	$ 8.73	767.3
Oppenheimer Capital Appreciation Fund
3/4/2005 to 12/31/2005	$ 10.75	$ 11.17	9,135.208
1/1/2006 to 12/31/2006	$ 11.17	$ 11.86	22,744.0165
1/1/2007 to 12/31/2007	$ 11.86	$ 13.33	21,832.8
1/1/2008 to 12/31/2008	$ 13.33	$ 7.12	18,559.6
1/1/2009 to 12/31/2009	$ 7.12	$ 10.10	18,211.0
1/1/2010 to 12/31/2010	$ 10.10	$ 10.89	14,005.2
1/1/2011 to 12/31/2011	$ 10.89	$ 10.58	13,152.0
Oppenheimer Main Street Fund®
3/4/2005 to 12/31/2005	$ 10.96	$ 11.33	413.9576
1/1/2006 to 12/31/2006	$ 11.33	$ 12.85	768.9631
1/1/2007 to 12/31/2007	$ 12.85	$ 13.23	2,038.0
1/1/2008 to 12/31/2008	$ 13.23	$ 8.00	2,983.8
1/1/2009 to 12/31/2009	$ 8.00	$ 10.17	3,728.2
1/1/2010 to 12/31/2010	$ 10.17	$ 11.63	3,225.9
1/1/2011 to 12/31/2011	$ 11.63	$ 11.47	3,404.7

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Oppenheimer Main Street Small - & Mid-Cap Fund®
3/4/2005 to 12/31/2005	$ 11.53	$ 12.41	51,686.1313
1/1/2006 to 12/31/2006	$ 12.41	$ 14.05	11,461.872
1/1/2007 to 12/31/2007	$ 14.05	$ 13.66	15,890.0
1/1/2008 to 12/31/2008	$ 13.66	$ 8.32	14,099.6
1/1/2009 to 12/31/2009	$ 8.32	$ 11.26	11,301.4
1/1/2010 to 12/31/2010	$ 11.26	$ 13.69	13,530.6
1/1/2011 to 12/31/2011	$ 13.69	$ 13.16	24,409.9
PIMCO CommodityRealReturn® Strategy Fund
3/4/2005 to 12/31/2005	$ 10.59	$ 11.49	162,365.4301
1/1/2006 to 12/31/2006	$ 11.49	$ 10.96	294,591.3443
1/1/2007 to 12/31/2007	$ 10.96	$ 13.33	407,742.0
1/1/2008 to 12/31/2008	$ 13.33	$ 7.41	350,455.8
1/1/2009 to 12/31/2009	$ 7.41	$ 10.21	272,107.8
1/1/2010 to 12/31/2010	$ 10.21	$ 12.45	238,809.6
1/1/2011 to 12/31/2011	$ 12.45	$ 11.30	222,594.2
PIMCO Low Duration Fund
5/1/2007 to 12/31/2007	$ 10.02	$ 10.53	4,270.1
1/1/2008 to 12/31/2008	$ 10.53	$ 10.22	13,544.9
1/1/2009 to 12/31/2009	$ 10.22	$ 11.40	37,399.7
1/1/2010 to 12/31/2010	$ 11.40	$ 11.77	258,400.4
1/1/2011 to 12/31/2011	$ 11.77	$ 11.79	252,971.9
PIMCO Real Return Fund
3/4/2005 to 12/31/2005	$ 10.24	$ 10.34	28,065.5775
1/1/2006 to 12/31/2006	$ 10.34	$ 10.20	42,023.8374
1/1/2007 to 12/31/2007	$ 10.20	$ 11.19	459,706.2
1/1/2008 to 12/31/2008	$ 11.19	$ 10.29	534,346.3
1/1/2009 to 12/31/2009	$ 10.29	$ 12.04	330,591.1
1/1/2010 to 12/31/2010	$ 12.04	$ 12.77	365,234.0
1/1/2011 to 12/31/2011	$ 12.77	$ 14.01	316,511.2
PIMCO Total Return Fund
3/4/2005 to 12/31/2005	$ 10.08	$ 10.21	452,382.5787
1/1/2006 to 12/31/2006	$ 10.21	$ 10.44	829,157.8687
1/1/2007 to 12/31/2007	$ 10.44	$ 11.19	1,403,675.3
1/1/2008 to 12/31/2008	$ 11.19	$ 11.53	2,044,371.7
1/1/2009 to 12/31/2009	$ 11.53	$ 12.91	1,737,133.5
1/1/2010 to 12/31/2010	$ 12.91	$ 13.82	1,470,092.6
1/1/2011 to 12/31/2011	$ 13.82	$ 14.16	1,318,057.0
Pioneer Fund
3/4/2005 to 12/31/2005	$ 11.14	$ 11.49	169,251.2419
1/1/2006 to 12/31/2006	$ 11.49	$ 13.21	531,162.8737
1/1/2007 to 12/31/2007	$ 13.21	$ 13.66	23,122.4
1/1/2008 to 12/31/2008	$ 13.66	$ 8.85	21,569.8
1/1/2009 to 12/31/2009	$ 8.85	$ 10.86	20,070.8
1/1/2010 to 12/31/2010	$ 10.86	$ 12.41	39,437.8
1/1/2011 to 12/31/2011	$ 12.41	$ 11.69	22,317.0
Pioneer High Yield Fund
3/4/2005 to 12/31/2005	$ 10.44	$ 10.43	5,712.0301
1/1/2006 to 12/31/2006	$ 10.43	$ 11.39	15,090.3921
1/1/2007 to 12/31/2007	$ 11.39	$ 12.03	20,710.0
1/1/2008 to 12/31/2008	$ 12.03	$ 7.48	16,710.5
1/1/2009 to 12/31/2009	$ 7.48	$ 11.98	99,665.1
1/1/2010 to 12/31/2010	$ 11.98	$ 13.92	18,989.4
1/1/2011 to 12/31/2011	$ 13.92	$ 13.51	16,990.2

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Pioneer Emerging Markets Fund
5/1/2006 to 12/31/2006	$ 11.03	$ 11.94	13,404.0189
1/1/2007 to 12/31/2007	$ 11.94	$ 16.74	47,040.8
1/1/2008 to 12/31/2008	$ 16.74	$ 6.77	79,606.3
1/1/2009 to 12/31/2009	$ 6.77	$ 11.61	203,356.0
1/1/2010 to 12/31/2010	$ 11.61	$ 13.32	93,090.0
1/1/2011 to 12/31/2011	$ 13.32	$ 9.97	106,063.1
Pioneer Real Estate Shares Fund
5/1/2008 to 12/31/2008	$ 11.58	$ 6.34	118,910.1
1/1/2009 to 12/31/2009	$ 6.34	$ 8.14	121,196.5
1/1/2010 to 12/31/2010	$ 8.14	$ 10.32	15,239.7
1/1/2011 to 12/31/2011	$ 10.32	$ 11.10	15,401.0
Pioneer Growth Opportunities Fund
8/28/2009 to 12/31/2009	$ 10.53	$ 11.33	2,496.6
1/1/2010 to 12/31/2010	$ 11.33	$ 13.39	1,271.9
1/1/2011 to 12/31/2011	$ 13.39	$ 12.89	2,007.5
Templeton Foreign Fund
3/4/2005 to 12/31/2005	$ 11.73	$ 12.43	53,449.7661
1/1/2006 to 12/31/2006	$ 12.43	$ 14.72	110,242.2139
1/1/2007 to 12/31/2007	$ 14.72	$ 17.04	128,673.9
1/1/2008 to 12/31/2008	$ 17.04	$ 9.07	133,983.8
1/1/2009 to 12/31/2009	$ 9.07	$ 13.41	114,895.3
1/1/2010 to 12/31/2010	$ 13.41	$ 14.38	1,092,184.3
1/1/2011 to 12/31/2011	$ 14.38	$ 12.39	1,023,166.5
Templeton Growth Fund, Inc.
3/4/2005 to 12/31/2005	$ 11.52	$ 11.95	110,420.6911
1/1/2006 to 12/31/2006	$ 11.95	$ 14.38	70,715.2996
1/1/2007 to 12/31/2007	$ 14.38	$ 14.51	68,849.2
1/1/2008 to 12/31/2008	$ 14.51	$ 8.10	64,016.9
1/1/2009 to 12/31/2009	$ 8.10	$ 10.47	57,041.2
1/1/2010 to 12/31/2010	$ 10.47	$ 11.12	53,775.7
1/1/2011 to 12/31/2011	$ 11.12	$ 10.28	48,563.7
TA WMC Diversified Growth(2)
5/1/2008 to 12/31/2008	$ 10.84	$ 6.22	0.0
1/1/2009 to 12/31/2009	$ 6.22	$ 7.94	0.0
1/1/2010 to 12/31/2010	$ 7.94	$ 9.16	1,212,293.7
1/1/2011 to 12/31/2011	$ 9.16	$ 8.63	1,298,762.8
TA Flexible Income(3)
11/12/2009 to 12/31/2009	$ 0.00	$ 1.02	26,016.0
1/1/2010 to 12/31/2010	$ 1.02	$ 1.13	2,969.7
1/1/2011 to 12/31/2011	$ 1.13	$ 1.16	58,814.4
TA Growth Opportunities(4)
5/1/2008 to 12/31/2008	$ 10.65	$ 6.75	0.0
1/1/2009 to 12/31/2009	$ 6.75	$ 9.00	0.0
1/1/2010 to 12/31/2010	$ 9.00	$ 11.98	357,660.7
1/1/2011 to 12/31/2011	$ 11.98	$ 10.69	384,141.0

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
TA Small/Mid Cap Value(5)
5/1/2008 to 12/31/2008	$ 10.39	$ 6.33	3,345.1
1/1/2009 to 12/31/2009	$ 6.33	$ 8.91	5,586.7
1/1/2010 to 12/31/2010	$ 8.91	$ 11.39	141,779.3
1/1/2011 to 12/31/2011	$ 11.39	$ 10.88	156,211.1
Invesco Van Kampen Comstock Fund
3/4/2005 to 12/31/2005	$ 11.03	$ 11.23	233,985.9823
1/1/2006 to 12/31/2006	$ 11.23	$ 12.87	91,077.8162
1/1/2007 to 12/31/2007	$ 12.87	$ 12.47	104,430.4
1/1/2008 to 12/31/2008	$ 12.47	$ 7.89	91,756.3
1/1/2009 to 12/31/2009	$ 7.89	$ 10.09	87,473.9
1/1/2010 to 12/31/2010	$ 10.09	$ 11.52	809,912.7
1/1/2011 to 12/31/2011	$ 11.52	$ 11.15	967,384.1

Class B

(if you purchased your contract after June 23, 2008)

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Invesco Van Kampen Value Opportunities
5/20/2011 to 12/31/2011	$ 1.00	$ 0.92	46,872.5
Invesco Mid Cap Core Equity Fund
6/23/2008 to 12/31/2008	$ 13.09	$ 9.72	1,899.9
1/1/2009 to 12/31/2009	$ 9.72	$ 12.49	82,900.8
1/1/2010 to 12/31/2010	$ 12.49	$ 13.86	30,591.6
1/1/2011 to 12/31/2011	$ 13.86	$ 12.82	27,379.7
AllianceBernstein International Value Fund
6/23/2008 to 12/31/2008	$ 9.00	$ 4.78	17,461.2
1/1/2009 to 12/31/2009	$ 4.78	$ 6.33	30,479.9
1/1/2010 to 12/31/2010	$ 6.33	$ 6.45	31,331.0
1/1/2011 to 12/31/2011	$ 6.45	$ 5.08	29,710.0
AllianceBernstein Small/Mid Cap Value Fund
6/23/2008 to 12/31/2008	$ 12.90	$ 8.65	13,697.9
1/1/2009 to 12/31/2009	$ 8.65	$ 12.10	7,138.5
1/1/2010 to 12/31/2010	$ 12.10	$ 15.10	18,240.7
1/1/2011 to 12/31/2011	$ 15.10	$ 13.65	12,275.6
AllianceBernstein Value Fund
6/23/2008 to 12/31/2008	$ 10.68	$ 7.31	0.0
1/1/2009 to 12/31/2009	$ 7.31	$ 8.59	17,039.0
1/1/2010 to 12/31/2010	$ 8.59	$ 9.44	27,385.5
1/1/2011 to 12/31/2011	$ 9.44	$ 8.94	18,426.0
Allianz NFJ Dividend Value Fund
6/23/2008 to 12/31/2008	$ 9.38	$ 6.46	12,316.3
1/1/2009 to 12/31/2009	$ 6.46	$ 7.20	74,876.9
1/1/2010 to 12/31/2010	$ 7.20	$ 8.03	75,847.3
1/1/2011 to 12/31/2011	$ 8.03	$ 8.17	61,594.9
Allianz NFJ Small-Cap Value Fund
6/23/2008 to 12/31/2008	$ 15.04	$ 10.81	5,097.6
1/1/2009 to 12/31/2009	$ 10.81	$ 13.21	47,691.3
1/1/2010 to 12/31/2010	$ 13.21	$ 16.28	43,642.8
1/1/2011 to 12/31/2011	$ 16.28	$ 16.41	4,676.2
Allianz NFJ Mid-Cap Value Fund
6/23/2008 to 12/31/2008	$ 11.37	$ 7.32	0.0
1/1/2009 to 12/31/2009	$ 7.32	$ 9.64	0.0
1/1/2010 to 12/31/2010	$ 9.64	$ 11.46	0.0
1/1/2011 to 12/31/2011	$ 11.46	$ 11.17	0.0
American Century Equity Income Fund
6/23/2008 to 12/31/2008	$ 11.54	$ 9.95	0.0
1/1/2009 to 12/31/2009	$ 9.95	$ 10.99	0.0
1/1/2010 to 12/31/2010	$ 10.99	$ 12.25	0.0
1/1/2011 to 12/31/2011	$ 12.25	$ 12.49	0.0
American Century Ultra® Fund
6/23/2008 to 12/31/2008	$ 11.21	$ 7.20	0.0
1/1/2009 to 12/31/2009	$ 7.20	$ 9.59	0.0
1/1/2010 to 12/31/2010	$ 9.59	$ 11.01	0.0
1/1/2011 to 12/31/2011	$ 11.01	$ 10.97	0.0
American Funds® – Bond Fund of AmericaSM
6/23/2008 to 12/31/2008	$ 10.71	$ 9.46	79,074.4
1/1/2009 to 12/31/2009	$ 9.46	$ 10.72	326,292.2
1/1/2010 to 12/31/2010	$ 10.72	$ 11.35	64,918.6
1/1/2011 to 12/31/2011	$ 11.35	$ 11.93	1,413.2

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
American Funds® – EuroPacific Growth Fund®
6/23/2008 to 12/31/2008	$ 17.12	$ 11.19	92,628.2
1/1/2009 to 12/31/2009	$ 11.19	$ 15.36	381,817.3
1/1/2010 to 12/31/2010	$ 15.36	$ 16.57	80,367.3
1/1/2011 to 12/31/2011	$ 16.57	$ 14.13	3,403.9
American Funds® – Growth Fund of America®
6/23/2008 to 12/31/2008	$ 13.97	$ 8.87	110,547.2
1/1/2009 to 12/31/2009	$ 8.87	$ 11.78	184,562.9
1/1/2010 to 12/31/2010	$ 11.78	$ 13.05	175,617.7
1/1/2011 to 12/31/2011	$ 13.05	$ 12.25	7,763.4
American Funds® – Income Fund of America®
6/23/2008 to 12/31/2008	$ 12.16	$ 9.31	24,080.9
1/1/2009 to 12/31/2009	$ 9.31	$ 11.43	54,044.8
1/1/2010 to 12/31/2010	$ 11.43	$ 12.62	50,307.2
1/1/2011 to 12/31/2011	$ 12.62	$ 13.14	2,782.2
American Funds® – Investment Company of America®
6/23/2008 to 12/31/2008	$ 12.11	$ 8.69	35,092.6
1/1/2009 to 12/31/2009	$ 8.69	$ 10.91	114,177.4
1/1/2010 to 12/31/2010	$ 10.91	$ 11.92	110,780.0
1/1/2011 to 12/31/2011	$ 11.92	$ 11.55	1,135.3
BlackRock Basic Value Fund, Inc.
6/23/2008 to 12/31/2008	$ 11.92	$ 8.31	32,664.6
1/1/2009 to 12/31/2009	$ 8.31	$ 10.69	281,960.7
1/1/2010 to 12/31/2010	$ 10.69	$ 11.88	28,429.3
1/1/2011 to 12/31/2011	$ 11.88	$ 11.37	27,586.4
BlackRock Total Return Portfolio
6/23/2008 to 12/31/2008	$ 10.42	$ 9.31	0.0
1/1/2009 to 12/31/2009	$ 9.31	$ 10.65	1,835.0
1/1/2010 to 12/31/2010	$ 10.65	$ 11.53	1,613.4
1/1/2011 to 12/31/2011	$ 11.53	$ 11.87	3,342.6
BlackRock Capital Appreciation Fund, Inc.
6/23/2008 to 12/31/2008	$ 13.05	$ 8.44	71,843.4
1/1/2009 to 12/31/2009	$ 8.44	$ 11.38	276,989.9
1/1/2010 to 12/31/2010	$ 11.38	$ 13.39	380,893.7
1/1/2011 to 12/31/2011	$ 13.39	$ 12.01	474,071.0
BlackRock Global Allocation Fund, Inc.
6/23/2008 to 12/31/2008	$ 15.22	$ 12.26	149,658.0
1/1/2009 to 12/31/2009	$ 12.26	$ 14.72	857,230.8
1/1/2010 to 12/31/2010	$ 14.72	$ 15.95	920,588.0
1/1/2011 to 12/31/2011	$ 15.95	$ 15.15	873,275.6
BlackRock Global Opportunities Portfolio
9/9/2011 to 12/31/2011	$ 10.00	$ 10.19	16,149.7
BlackRock Global SmallCap Fund, Inc.
6/23/2008 to 12/31/2008	$ 16.28	$ 10.36	0.0
1/1/2009 to 12/31/2009	$ 10.36	$ 13.78	0.0
1/1/2010 to 12/31/2010	$ 13.78	$ 16.08	0.0
1/1/2011 to 12/31/2011	$ 16.08	$ 14.17	0.0

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
BlackRock U.S. Government Bond Portfolio
7/15/2011 to 12/31/2011	$ 10.00	$ 10.29	24,744.8
BlackRock High Yield Bond Portfolio
9/9/2011 to 12/31/2011	$ 10.00	$ 10.18	110,681.3
BlackRock International Index Fund
6/23/2008 to 12/31/2008	$ 15.29	$ 9.77	0.0
1/1/2009 to 12/31/2009	$ 9.77	$ 12.34	0.0
1/1/2010 to 12/31/2010	$ 12.34	$ 13.03	0.0
1/1/2011 to 12/31/2011	$ 13.03	$ 11.20	0.0
BlackRock International Fund
8/12/2011 to 12/31/2011	$ 10.00	$ 9.19	10,876.4
BlackRock Low Duration Bond Portfolio
7/15/2011 to 12/31/2011	$ 10.00	$ 9.93	0.0
BlackRock Large Cap Core Fund
6/23/2008 to 12/31/2008	$ 12.40	$ 8.85	1,947.1
1/1/2009 to 12/31/2009	$ 8.85	$ 10.52	21,542.7
1/1/2010 to 12/31/2010	$ 10.52	$ 11.52	15,393.1
1/1/2011 to 12/31/2011	$ 11.52	$ 11.36	24,606.0
BlackRock Large Cap Growth Fund
6/23/2008 to 12/31/2008	$ 12.15	$ 8.54	1,246.0
1/1/2009 to 12/31/2009	$ 8.54	$ 11.04	271,699.3
1/1/2010 to 12/31/2010	$ 11.04	$ 12.19	12,051.4
1/1/2011 to 12/31/2011	$ 12.19	$ 12.05	25,918.3
BlackRock Large Cap Value Fund
6/23/2008 to 12/31/2008	$ 13.24	$ 9.39	13,723.4
1/1/2009 to 12/31/2009	$ 9.39	$ 10.57	21,157.2
1/1/2010 to 12/31/2010	$ 10.57	$ 11.51	21,007.0
1/1/2011 to 12/31/2011	$ 11.51	$ 11.02	25,942.3
BlackRock Small Cap Index Fund
6/23/2008 to 12/31/2008	$ 12.14	$ 8.42	0.0
1/1/2009 to 12/31/2009	$ 8.42	$ 10.50	0.0
1/1/2010 to 12/31/2010	$ 10.50	$ 13.09	0.0
1/1/2011 to 12/31/2011	$ 13.09	$ 12.30	0.0
BlackRock S&P 500 Index Fund
6/23/2008 to 12/31/2008	$ 11.84	$ 8.15	8,212.8
1/1/2009 to 12/31/2009	$ 8.15	$ 10.11	18,635.4
1/1/2010 to 12/31/2010	$ 10.11	$ 11.42	21,525.3
1/1/2011 to 12/31/2011	$ 11.42	$ 11.45	21,717.2
BlackRock Value Opportunities Fund, Inc.
6/23/2008 to 12/31/2008	$ 12.08	$ 7.45	3,376.2
1/1/2009 to 12/31/2009	$ 7.45	$ 9.38	12,229.6
1/1/2010 to 12/31/2010	$ 9.38	$ 11.87	11,025.4
1/1/2011 to 12/31/2011	$ 11.87	$ 11.39	13,704.7
Cohen & Steers Realty Income Fund, Inc.
6/23/2008 to 12/31/2008	$ 11.70	$ 7.50	0.0
1/1/2009 to 12/31/2009	$ 7.50	$ 10.17	0.0
1/1/2010 to 12/31/2010	$ 10.17	$ 12.70	0.0
1/1/2011 to 12/31/2011	$ 12.70	$ 13.29	0.0
Columbia Acorn USA
6/23/2008 to 12/31/2008	$ 13.03	$ 8.20	12,153.2
1/1/2009 to 12/31/2009	$ 8.20	$ 11.42	71,135.6
1/1/2010 to 12/31/2010	$ 11.42	$ 13.83	75,101.9
1/1/2011 to 12/31/2011	$ 13.83	$ 12.94	115,371.8

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Columbia Acorn International Fund
6/23/2008 to 12/31/2008	$ 10.37	$ 6.01	2,418.6
1/1/2009 to 12/31/2009	$ 6.01	$ 8.92	11,820.3
1/1/2010 to 12/31/2010	$ 8.92	$ 10.75	163,538.3
1/1/2011 to 12/31/2011	$ 10.75	$ 9.09	203,119.4
Columbia Marsico Growth Fund
6/23/2008 to 12/31/2008	$ 10.26	$ 6.64	125,642.9
1/1/2009 to 12/31/2009	$ 6.64	$ 8.45	22,748.1
1/1/2010 to 12/31/2010	$ 8.45	$ 9.96	22,175.0
1/1/2011 to 12/31/2011	$ 9.96	$ 9.66	36,801.5
Columbia Mid Cap Growth Fund
4/8/2011 to 12/31/2011	$ 10.00	$ 8.66	0.0
Davis New York Venture Fund, Inc.
6/23/2008 to 12/31/2008	$ 12.57	$ 8.24	25,270.4
1/1/2009 to 12/31/2009	$ 8.24	$ 10.74	326,564.5
1/1/2010 to 12/31/2010	$ 10.74	$ 11.88	68,497.5
1/1/2011 to 12/31/2011	$ 11.88	$ 11.16	60,138.6
Delaware Smid Cap Growth Fund
10/08/2010 to 12/31/2010	$ 10.00	$ 11.32	2,304.1
1/1/2011 to 12/31/2011	$ 11.32	$ 12.06	8,528.7
Dreyfus Appreciation Fund, Inc.
6/23/2008 to 12/31/2008	$ 12.26	$ 8.84	55,014.0
1/1/2009 to 12/31/2009	$ 8.84	$ 10.55	542.7
1/1/2010 to 12/31/2010	$ 10.55	$ 12.00	186,510.7
1/1/2011 to 12/31/2011	$ 12.00	$ 12.74	199,053.5
Eaton Vance Floating-Rate Fund
6/23/2008 to 12/31/2008	$ 10.76	$ 7.49	5,673.8
1/1/2009 to 12/31/2009	$ 7.49	$ 10.81	14,999.8
1/1/2010 to 12/31/2010	$ 10.81	$ 11.65	17,487.9
1/1/2011 to 12/31/2011	$ 11.65	$ 11.74	29,078.0
Eaton Vance Large-Cap Value Fund
6/23/2008 to 12/31/2008	$ 10.21	$ 6.99	45,508.8
1/1/2009 to 12/31/2009	$ 6.99	$ 8.07	374,090.3
1/1/2010 to 12/31/2010	$ 8.07	$ 8.76	580,484.3
1/1/2011 to 12/31/2011	$ 8.76	$ 8.26	585,254.2
Federated Capital Appreciation Fund
6/23/2008 to 12/31/2008	$ 12.98	$ 9.58	53,442.2
1/1/2009 to 12/31/2009	$ 9.58	$ 10.79	273,914.3
1/1/2010 to 12/31/2010	$ 10.79	$ 11.98	21,828.7
1/1/2011 to 12/31/2011	$ 11.98	$ 11.20	23,308.5
Federated Kaufmann Fund
6/23/2008 to 12/31/2008	$ 14.88	$ 9.63	17,135.3
1/1/2009 to 12/31/2009	$ 9.63	$ 12.33	48,656.3
1/1/2010 to 12/31/2010	$ 12.33	$ 14.42	19,206.1
1/1/2011 to 12/31/2011	$ 14.42	$ 12.29	23,044.7

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Fidelity® Advisor Equity Growth Fund
6/23/2008 to 12/31/2008	$ 13.44	$ 7.69	0.0
1/1/2009 to 12/31/2009	$ 7.69	$ 9.71	0.0
1/1/2010 to 12/31/2010	$ 9.71	$ 11.84	0.0
1/1/2011 to 12/31/2011	$ 11.84	$ 11.68	0.0
Janus Forty Fund
7/6/2009 to 12/31/2009	$ 7.39	$ 10.48	425,158.0
1/1/2010 to 12/31/2010	$ 10.48	$ 10.94	129,158.8
1/1/2011 to 12/31/2011	$ 10.94	$ 10.03	127,150.8
Janus Enterprise Fund
7/6/2009 to 12/31/2009	$ 9.93	$ 12.73	40,331.4
1/1/2010 to 12/31/2010	$ 12.73	$ 15,76	12,096.2
1/1/2011 to 12/31/2011	$ 15,76	$ 15.25	14,829.5
JPMorgan Multi-Capital Market Neutral Fund
6/23/2008 to 12/31/2008	$ 10.14	$ 9.94	0.0
1/1/2009 to 12/31/2009	$ 9.94	$ 9.78	1,768.9
1/1/2010 to 12/31/2010	$ 9.78	$ 9.21	3,174.8
1/1/2011 to 12/31/2011	$ 9.21	$ 9.05	4,040.1
JPMorgan Small Cap Growth Fund
6/23/2008 to 12/31/2008	$ 9.49	$ 6.13	5,256.6
1/1/2009 to 12/31/2009	$ 6.13	$ 8.39	11,574.2
1/1/2010 to 12/31/2010	$ 8.39	$ 11.08	10,252.8
1/1/2011 to 12/31/2011	$ 11.08	$ 10.55	11,693.7
Lord Abbett Affiliated Fund, Inc.
6/23/2008 to 12/31/2008	$ 11.61	$ 8.29	42,253.5
1/1/2009 to 12/31/2009	$ 8.29	$ 9.76	15,475.4
1/1/2010 to 12/31/2010	$ 9.76	$ 11.01	13,970.4
1/1/2011 to 12/31/2011	$ 11.01	$ 10.01	24,478.9
Lord Abbett Bond-Debenture Fund, Inc.
6/23/2008 to 12/31/2008	$ 11.63	$ 9.23	3,447.3
1/1/2009 to 12/31/2009	$ 9.23	$ 12.34	40,265.3
1/1/2010 to 12/31/2010	$ 12.34	$ 13.75	37,773.6
1/1/2011 to 12/31/2011	$ 13.75	$ 14.09	30,855.4
Lord Abbett Mid Cap Stock Fund, Inc.(1)
6/23/2008 to 12/31/2008	$ 11.77	$ 7.91	18,194.4
1/1/2009 to 12/31/2009	$ 7.91	$ 9.88	23,902.5
1/1/2010 to 12/31/2010	$ 9.88	$ 12.24	22,899.3
1/1/2011 to 12/31/2011	$ 12.24	$ 11.60	21,391.2
Ready Assets Prime Money Fund
6/23/2008 to 12/31/2008	$ 10.87	$ 10.92	43,082.1
1/1/2009 to 12/31/2009	$ 10.92	$ 10.80	12,281.9
1/1/2010 to 12/31/2010	$ 10.80	$ 10.65	1,939.0
1/1/2011 to 12/31/2011	$ 10.65	$ 10.51	24,131.9
Managers Cadence Capital Appreciation Fund
6/30/2009 to 12/31/2009	$ 10.00	$ 7.96	0.0
1/1/2010 to 12/31/2010	$ 7.96	$ 9.08	0.0
1/1/2011 to 12/31/2011	$ 9.08	$ 8.68	0.0
Oppenheimer Capital Appreciation Fund
6/23/2008 to 12/31/2008	$ 12.52	$ 7.09	0.0
1/1/2009 to 12/31/2009	$ 7.09	$ 10.05	0.0
1/1/2010 to 12/31/2010	$ 10.05	$ 10.82	0.0
1/1/2011 to 12/31/2011	$ 10.82	$ 10.51	0.0

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Oppenheimer Main Street Fund®
6/23/2008 to 12/31/2008	$ 12.15	$ 7.97	0.0
1/1/2009 to 12/31/2009	$ 7.97	$ 10.12	0.0
1/1/2010 to 12/31/2010	$ 10.12	$ 11.56	0.0
1/1/2011 to 12/31/2011	$ 11.56	$ 11.38	1,470.2
Oppenheimer Main Street Small - & Mid-Cap Fund®
6/23/2008 to 12/31/2008	$ 12.80	$ 8.29	0.0
1/1/2009 to 12/31/2009	$ 8.29	$ 11.20	7,165.7
1/1/2010 to 12/31/2010	$ 11.20	$ 13.61	4,661.5
1/1/2011 to 12/31/2011	$ 13.61	$ 13.07	10,064.3
PIMCO CommodityRealReturn® Strategy Fund
6/23/2008 to 12/31/2008	$ 16.80	$ 7.38	24,826.4
1/1/2009 to 12/31/2009	$ 7.38	$ 10.15	109,211.9
1/1/2010 to 12/31/2010	$ 10.15	$ 12.37	103,106.5
1/1/2011 to 12/31/2011	$ 12.37	$ 11.22	102,792.7
PIMCO Low Duration Fund
6/23/2008 to 12/31/2008	$ 10.52	$ 10.20	630.8
1/1/2009 to 12/31/2009	$ 10.20	$ 11.37	36,352.9
1/1/2010 to 12/31/2010	$ 11.37	$ 11.73	240,590.2
1/1/2011 to 12/31/2011	$ 11.73	$ 11.73	237,785.4
PIMCO Real Return Fund
6/23/2008 to 12/31/2008	$ 11.36	$ 10.25	70,276.3
1/1/2009 to 12/31/2009	$ 10.25	$ 11.98	227,943.3
1/1/2010 to 12/31/2010	$ 11.98	$ 12.69	296,727.1
1/1/2011 to 12/31/2011	$ 12.69	$ 13.91	274,408.7
PIMCO Total Return Fund
6/23/2008 to 12/31/2008	$ 11.19	$ 11.48	255,994.8
1/1/2009 to 12/31/2009	$ 11.48	$ 12.84	1,216,927.9
1/1/2010 to 12/31/2010	$ 12.84	$ 13.73	1,040,078.0
1/1/2011 to 12/31/2011	$ 13.73	$ 14.06	957,279.5
Pioneer Fund
6/23/2008 to 12/31/2008	$ 12.55	$ 8.81	0.0
1/1/2009 to 12/31/2009	$ 8.81	$ 10.80	0.0
1/1/2010 to 12/31/2010	$ 10.80	$ 12.33	8,191.6
1/1/2011 to 12/31/2011	$ 12.33	$ 11.61	3,612.8
Pioneer High Yield Fund
6/23/2008 to 12/31/2008	$ 11.84	$ 7.45	678.9
1/1/2009 to 12/31/2009	$ 7.45	$ 11.92	74,208.5
1/1/2010 to 12/31/2010	$ 11.92	$ 13.83	29,496.4
1/1/2011 to 12/31/2011	$ 13.83	$ 13.41	38,174.0
Pioneer Emerging Markets Fund
6/23/2008 to 12/31/2008	$ 14.75	$ 6.75	4,285.0
1/1/2009 to 12/31/2009	$ 6.75	$ 11.57	78,179.8
1/1/2010 to 12/31/2010	$ 11.57	$ 13.26	40,707.4
1/1/2011 to 12/31/2011	$ 13.26	$ 9.91	55,073.4
Pioneer Real Estate Shares Fund
6/23/2008 to 12/31/2008	$ 10.27	$ 6.33	17,095.1
1/1/2009 to 12/31/2009	$ 6.33	$ 8.13	72,543.6
1/1/2010 to 12/31/2010	$ 8.13	$ 10.29	29,647.6
1/1/2011 to 12/31/2011	$ 10.29	$ 11.05	24,638.7
Pioneer Growth Opportunities Fund
8/28/2009 to 12/31/2009	$ 10.53	$ 11.33	369.6
1/1/2010 to 12/31/2010	$ 11.33	$ 13.37	0.0
1/1/2011 to 12/31/2011	$ 13.37	$ 12.86	0.0

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Templeton Foreign Fund
6/23/2008 to 12/31/2008	$ 14.52	$ 9.03	7,473.2
1/1/2009 to 12/31/2009	$ 9.03	$ 13.34	34,322.6
1/1/2010 to 12/31/2010	$ 13.34	$ 14.29	417,682.1
1/1/2011 to 12/31/2011	$ 14.29	$ 12.30	449,576.2
Templeton Growth Fund, Inc.
6/23/2008 to 12/31/2008	$ 12.29	$ 8.07	0.0
1/1/2009 to 12/31/2009	$ 8.07	$ 10.41	4,142.9
1/1/2010 to 12/31/2010	$ 10.41	$ 11.05	5,608.6
1/1/2011 to 12/31/2011	$ 11.05	$ 10.20	5,949.1
TA WMC Diversified Growth(2)
6/23/2008 to 12/31/2008	$ 10.25	$ 6.22	0.0
1/1/2009 to 12/31/2009	$ 6.22	$ 7.93	0.0
1/1/2010 to 12/31/2010	$ 7.93	$ 9.14	591,615.4
1/1/2011 to 12/31/2011	$ 9.14	$ 8.60	673,809.3
TA Flexible Income(3)
11/12/2009 to 12/31/2009	$ 0.0	$ 1.02	79,377.1
1/1/2010 to 12/31/2010	$ 1.02	$ 1.13	46,561.0
1/1/2011 to 12/31/2011	$ 1.13	$ 1.15	31,631.6
TA Growth Opportunities(4)
6/23/2008 to 12/31/2008	$ 10.40	$ 6.74	0.0
1/1/2009 to 12/31/2009	$ 6.74	$ 8.99	0.0
1/1/2010 to 12/31/2010	$ 8.99	$ 11.95	148,818.2
1/1/2011 to 12/31/2011	$ 11.95	$ 10.65	172,359.0
TA Small/Mid Cap Value(5)
6/23/2008 to 12/31/2008	$ 10.93	$ 6.33	1,722.2
1/1/2009 to 12/31/2009	$ 6.33	$ 8.90	21,722.4
1/1/2010 to 12/31/2010	$ 8.90	$ 11.36	64.504.6
1/1/2011 to 12/31/2011	$ 11.36	$ 10.84	69,277.9
Invesco Van Kampen Comstock Fund
6/23/2008 to 12/31/2008	$ 10.62	$ 7.86	0.0
1/1/2009 to 12/31/2009	$ 7.86	$ 10.04	5,209.4
1/1/2010 to 12/31/2010	$ 10.04	$ 11.45	398,751.7
1/1/2011 to 12/31/2011	$ 11.45	$ 11.07	498,068.9

Class L

(if you purchased your contract prior to June 23, 2008)

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Invesco Van Kampen Value Opportunities
5/20/2011 to 12/31/2011	$ 1.00	$ 0.92	69,182.4
Invesco Mid Cap Core Equity Fund
3/4/2005 to 12/31/2005	$ 11.08	$ 11.42	18,571.2688
1/1/2006 to 12/31/2006	$ 11.42	$ 12.50	31,120.6888
1/1/2007 to 12/31/2007	$ 12.50	$ 13.54	62,729.0
1/1/2008 to 12/31/2008	$ 13.54	$ 9.68	66,694.9
1/1/2009 to 12/31/2009	$ 9.68	$ 12.42	437,326.8
1/1/2010 to 12/31/2010	$ 12.42	$ 13.78	68,107.8
1/1/2011 to 12/31/2011	$ 13.78	$ 12.73	62,982.2
AllianceBernstein International Value Fund
5/1/2007 to 12/31/2007	$ 10.54	$ 10.41	63,712.2
1/1/2008 to 12/31/2008	$ 10.41	$ 4.77	115,591.0
1/1/2009 to 12/31/2009	$ 4.77	$ 6.31	108,468.1
1/1/2010 to 12/31/2010	$ 6.31	$ 6.43	107,003.8
1/1/2011 to 12/31/2011	$ 6.43	$ 5.06	74,690.0
AllianceBernstein Small/Mid Cap Value Fund
3/4/2005 to 12/31/2005	$ 11.37	$ 11.82	370,711.7082
1/1/2006 to 12/31/2006	$ 11.82	$ 13.24	789,338.7983
1/1/2007 to 12/31/2007	$ 13.24	$ 13.35	308,583.1
1/1/2008 to 12/31/2008	$ 13.35	$ 8.61	340,311.2
1/1/2009 to 12/31/2009	$ 8.61	$ 12.03	68,614.2
1/1/2010 to 12/31/2010	$ 12.03	$ 15.00	60,721.9
1/1/2011 to 12/31/2011	$ 15.00	$ 13.55	108,400.7
AllianceBernstein Value Fund
3/4/2005 to 12/31/2005	$ 11.14	$ 11.30	5,075.168
1/1/2006 to 12/31/2006	$ 11.30	$ 13.50	22,707.4995
1/1/2007 to 12/31/2007	$ 13.50	$ 12.71	27,861.0
1/1/2008 to 12/31/2008	$ 12.71	$ 7.28	33,784.5
1/1/2009 to 12/31/2009	$ 7.28	$ 8.55	35,592.7
1/1/2010 to 12/31/2010	$ 8.55	$ 9.38	34,153.8
1/1/2011 to 12/31/2011	$ 9.38	$ 8.88	44,232.2
Allianz NFJ Dividend Value Fund
5/1/2007 to 12/31/2007	$ 10.51	$ 10.26	36,099.6
1/1/2008 to 12/31/2008	$ 10.26	$ 6.45	92,539.5
1/1/2009 to 12/31/2009	$ 6.45	$ 7.17	102,010.8
1/1/2010 to 12/31/2010	$ 7.17	$ 8.00	86,081.1
1/1/2011 to 12/31/2011	$ 8.00	$ 8.13	172,375.6
Allianz NFJ Small-Cap Value Fund
3/4/2005 to 12/31/2005	$ 11.65	$ 12.15	61,452.2574
1/1/2006 to 12/31/2006	$ 12.15	$ 14.20	119,561.9684
1/1/2007 to 12/31/2007	$ 14.20	$ 14.85	178,724.6
1/1/2008 to 12/31/2008	$ 14.85	$ 10.76	168,241.3
1/1/2009 to 12/31/2009	$ 10.76	$ 13.14	150,191.8
1/1/2010 to 12/31/2010	$ 13.14	$ 16.18	130,009.7
1/1/2011 to 12/31/2011	$ 16.18	$ 16.29	59,288.6

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Allianz NFJ Mid-Cap Value Fund
3/4/2005 to 12/31/2005	$ 10.98	$ 10.74	8,457.0628
1/1/2006 to 12/31/2006	$ 10.74	$ 11.85	10,307.1353
1/1/2007 to 12/31/2007	$ 11.85	$ 12.33	7,856.4
1/1/2008 to 12/31/2008	$ 12.33	$ 7.29	4,363.4
1/1/2009 to 12/31/2009	$ 7.29	$ 9.59	4,303.1
1/1/2010 to 12/31/2010	$ 9.59	$ 11.39	2,706.2
1/1/2011 to 12/31/2011	$ 11.39	$ 11.09	2,681.9
American Century Equity Income Fund
3/4/2005 to 12/31/2005	$ 10.83	$ 10.72	12,565.4106
1/1/2006 to 12/31/2006	$ 10.72	$ 12.61	24,653.9815
1/1/2007 to 12/31/2007	$ 12.61	$ 12.60	3,885.7
1/1/2008 to 12/31/2008	$ 12.60	$ 9.90	3,676.0
1/1/2009 to 12/31/2009	$ 9.90	$ 10.93	3,482.5
1/1/2010 to 12/31/2010	$ 10.93	$ 12.17	1,343.5
1/1/2011 to 12/31/2011	$ 12.17	$ 12.40	1,329.6
American Century Ultra® Fund
3/4/2005 to 12/31/2005	$ 10.77	$ 11.00	12,475.4225
1/1/2006 to 12/31/2006	$ 11.00	$ 10.46	5,597.6976
1/1/2007 to 12/31/2007	$ 10.46	$ 12.53	5,309.1
1/1/2008 to 12/31/2008	$ 12.53	$ 7.17	5,279.9
1/1/2009 to 12/31/2009	$ 7.17	$ 9.54	5,240.4
1/1/2010 to 12/31/2010	$ 9.54	$ 10.94	5,158.4
1/1/2011 to 12/31/2011	$ 10.94	$ 10.89	4,936.5
American Funds® – Bond Fund of AmericaSM
3/4/2005 to 12/31/2005	$ 10.19	$ 10.24	465,526.12
1/1/2006 to 12/31/2006	$ 10.24	$ 10.69	1,805,270.887
1/1/2007 to 12/31/2007	$ 10.69	$ 10.89	2,545,318.6
1/1/2008 to 12/31/2008	$ 10.89	$ 9.42	2,166,094.7
1/1/2009 to 12/31/2009	$ 9.42	$ 10.67	1,891,978.6
1/1/2010 to 12/31/2010	$ 10.67	$ 11.28	617,019.6
1/1/2011 to 12/31/2011	$ 11.28	$ 11.84	201,616.2
American Funds® – EuroPacific Growth Fund®
3/4/2005 to 12/31/2005	$ 11.77	$ 13.51	506,290.1806
1/1/2006 to 12/31/2006	$ 13.51	$ 16.22	1,473,625.938
1/1/2007 to 12/31/2007	$ 16.22	$ 19.02	2,232,135.5
1/1/2008 to 12/31/2008	$ 19.02	$ 11.14	2,462,414.2
1/1/2009 to 12/31/2009	$ 11.14	$ 15.28	2,847,731.5
1/1/2010 to 12/31/2010	$ 15.28	$ 16.47	582,062.4
1/1/2011 to 12/31/2011	$ 16.47	$ 14.03	186,337.9
American Funds® – Growth Fund of America®
3/4/2005 to 12/31/2005	$ 11.01	$ 12.30	1,195,999.121
1/1/2006 to 12/31/2006	$ 12.30	$ 13.45	2,767,851.769
1/1/2007 to 12/31/2007	$ 13.45	$ 14.71	2,367,934.1
1/1/2008 to 12/31/2008	$ 14.71	$ 8.83	3,067,712.8
1/1/2009 to 12/31/2009	$ 8.83	$ 11.71	1,400,663.4
1/1/2010 to 12/31/2010	$ 11.71	$ 12.97	1,194,396.0
1/1/2011 to 12/31/2011	$ 12.97	$ 12.16	461,569.8

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
American Funds® – Income Fund of America®
3/4/2005 to 12/31/2005	$ 10.89	$ 10.93	248,510.6691
1/1/2006 to 12/31/2006	$ 10.93	$ 12.95	502,056.2428
1/1/2007 to 12/31/2007	$ 12.95	$ 13.24	781,294.5
1/1/2008 to 12/31/2008	$ 13.24	$ 9.27	681,368.8
1/1/2009 to 12/31/2009	$ 9.27	$ 11.37	579,855.8
1/1/2010 to 12/31/2010	$ 11.37	$ 12.54	499,531.7
1/1/2011 to 12/31/2011	$ 12.54	$ 13.05	188,162.2
American Funds® – Investment Company of America®
3/4/2005 to 12/31/2005	$ 10.91	$ 11.29	256,292.5403
1/1/2006 to 12/31/2006	$ 11.29	$ 12.90	517,539.9759
1/1/2007 to 12/31/2007	$ 12.90	$ 13.46	723,412.7
1/1/2008 to 12/31/2008	$ 13.46	$ 8.65	715,135.7
1/1/2009 to 12/31/2009	$ 8.65	$ 10.85	666,935.2
1/1/2010 to 12/31/2010	$ 10.85	$ 11.85	575,689.1
1/1/2011 to 12/31/2011	$ 11.85	$ 11.46	258,475.1
BlackRock Basic Value Fund, Inc.
3/4/2005 to 12/31/2005	$ 10.97	$ 11.03	25,327.0315
1/1/2006 to 12/31/2006	$ 11.03	$ 13.31	52,057.5173
1/1/2007 to 12/31/2007	$ 13.31	$ 13.24	676,258.9
1/1/2008 to 12/31/2008	$ 13.24	$ 8.27	637,816.6
1/1/2009 to 12/31/2009	$ 8.27	$ 10.64	1,478,253.3
1/1/2010 to 12/31/2010	$ 10.64	$ 11.81	133,259.8
1/1/2011 to 12/31/2011	$ 11.81	$ 11.29	90,417.0
BlackRock Total Return Portfolio
3/4/2005 to 12/31/2005	$ 10.08	$ 10.09	25,638.1204
1/1/2006 to 12/31/2006	$ 10.09	$ 10.34	124,260.2361
1/1/2007 to 12/31/2007	$ 10.34	$ 10.64	142,224.9
1/1/2008 to 12/31/2008	$ 10.64	$ 9.28	123,184.5
1/1/2009 to 12/31/2009	$ 9.28	$ 10.60	127,363.9
1/1/2010 to 12/31/2010	$ 10.60	$ 11.46	134,613.3
1/1/2011 to 12/31/2011	$ 11.46	$ 11.78	123,796.7
BlackRock Capital Appreciation Fund, Inc.
3/4/2005 to 12/31/2005	$ 10.84	$ 11.61	11,633.2877
1/1/2006 to 12/31/2006	$ 11.61	$ 11.87	49,724.6754
1/1/2007 to 12/31/2007	$ 11.87	$ 14.03	1,279,467.6
1/1/2008 to 12/31/2008	$ 14.03	$ 8.41	1,679,911.7
1/1/2009 to 12/31/2009	$ 8.41	$ 11.32	1,690,448.5
1/1/2010 to 12/31/2010	$ 11.32	$ 13.31	2,093,799.6
1/1/2011 to 12/31/2011	$ 13.31	$ 11.92	2,355,651.7
BlackRock Global Allocation Fund, Inc.
3/4/2005 to 12/31/2005	$ 11.21	$ 11.86	247,551.971
1/1/2006 to 12/31/2006	$ 11.86	$ 13.56	664,724.4151
1/1/2007 to 12/31/2007	$ 13.56	$ 15.60	1,287,700.5
1/1/2008 to 12/31/2008	$ 15.60	$ 12.21	1,498,016.9
1/1/2009 to 12/31/2009	$ 12.21	$ 14.64	1,510,490.1
1/1/2010 to 12/31/2010	$ 14.64	$ 15.85	1,642,998.5
1/1/2011 to 12/31/2011	$ 15.85	$ 15.05	1,537,599.3
BlackRock Global Opportunities Portfolio.
9/9/2011 to 12/31/2011	$ 10.00	$ 10.19	19,153.2

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
BlackRock Global SmallCap Fund, Inc.
3/4/2005 to 12/31/2005	$ 11.66	$ 12.59	43,655.2268
1/1/2006 to 12/31/2006	$ 12.59	$ 14.67	71,657.2243
1/1/2007 to 12/31/2007	$ 14.67	$ 16.82	32,585.9
1/1/2008 to 12/31/2008	$ 16.82	$ 10.32	22,603.8
1/1/2009 to 12/31/2009	$ 10.32	$ 13.70	20,879.2
1/1/2010 to 12/31/2010	$ 13.70	$ 15.98	15,692.7
1/1/2011 to 12/31/2011	$ 15.98	$ 14.07	13,717.6
BlackRock U.S. Government Bond Portfolio
7/15/2011 to 12/31/2011	$ 10.00	$ 10.29	53,158.5
BlackRock High Yield Bond Portfolio
9/9/2011 to 12/31/2011	$ 10.00	$ 10.18	354,325.7
BlackRock International Index Fund
3/4/2005 to 12/31/2005	$ 11.84	$ 12.75	5,352.6988
1/1/2006 to 12/31/2006	$ 12.75	$ 15.80	25,893.482
1/1/2007 to 12/31/2007	$ 15.80	$ 17.14	12,414.3
1/1/2008 to 12/31/2008	$ 17.14	$ 9.73	12,304.2
1/1/2009 to 12/31/2009	$ 9.73	$ 12.27	11,536.5
1/1/2010 to 12/31/2010	$ 12.27	$ 12.95	11,020.0
1/1/2011 to 12/31/2011	$ 12.95	$ 11.12	9,817.1
BlackRock International Fund
8/12/2011 to 12/31/2011	$ 10.00	$ 9.18	28,987.1
BlackRock Large Cap Core Fund
3/4/2005 to 12/31/2005	$ 11.59	$ 12.45	111,297.3315
1/1/2006 to 12/31/2006	$ 12.45	$ 13.84	246,932.9104
1/1/2007 to 12/31/2007	$ 13.84	$ 14.30	370,732.6
1/1/2008 to 12/31/2008	$ 14.30	$ 8.81	308,435.1
1/1/2009 to 12/31/2009	$ 8.81	$ 10.46	301,501.4
1/1/2010 to 12/31/2010	$ 10.46	$ 11.45	277,370.7
1/1/2011 to 12/31/2011	$ 11.45	$ 11.28	186,616.6
BlackRock Large Cap Growth Fund
3/4/2005 to 12/31/2005	$ 11.20	$ 12.25	52,044.6375
1/1/2006 to 12/31/2006	$ 12.25	$ 12.85	79,632.6977
1/1/2007 to 12/31/2007	$ 12.85	$ 13.69	107,977.1
1/1/2008 to 12/31/2008	$ 13.69	$ 8.51	125,143.9
1/1/2009 to 12/31/2009	$ 8.51	$ 10.98	1,675,506.3
1/1/2010 to 12/31/2010	$ 10.98	$ 12.12	184,432.5
1/1/2011 to 12/31/2011	$ 12.12	$ 11.97	152,827.4
BlackRock Large Cap Value Fund
3/4/2005 to 12/31/2005	$ 11.68	$ 12.51	303,036.8474
1/1/2006 to 12/31/2006	$ 12.51	$ 14.28	137,858.9049
1/1/2007 to 12/31/2007	$ 14.28	$ 14.75	238,976.6
1/1/2008 to 12/31/2008	$ 14.75	$ 9.35	207,423.9
1/1/2009 to 12/31/2009	$ 9.35	$ 10.51	183,701.3
1/1/2010 to 12/31/2010	$ 10.51	$ 11.44	169,025.9
1/1/2011 to 12/31/2011	$ 11.44	$ 10.94	119,905.0
BlackRock Small Cap Index Fund
3/4/2005 to 12/31/2005	$ 11.20	$ 11.61	4,013.4993
1/1/2006 to 12/31/2006	$ 11.61	$ 13.40	10,667.329
1/1/2007 to 12/31/2007	$ 13.40	$ 12.93	8,092.1
1/1/2008 to 12/31/2008	$ 12.93	$ 8.38	7,578.6
1/1/2009 to 12/31/2009	$ 8.38	$ 10.44	4,020.9
1/1/2010 to 12/31/2010	$ 10.44	$ 13.01	3,984.7
1/1/2011 to 12/31/2011	$ 13.01	$ 12.21	3,951.6

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
BlackRock S&P 500 Index Fund
3/4/2005 to 12/31/2005	$ 10.97	$ 11.18	274,841.5977
1/1/2006 to 12/31/2006	$ 11.18	$ 12.69	291,527.7961
1/1/2007 to 12/31/2007	$ 12.69	$ 13.13	225,945.8
1/1/2008 to 12/31/2008	$ 13.13	$ 8.11	196,588.7
1/1/2009 to 12/31/2009	$ 8.11	$ 10.06	164,577.5
1/1/2010 to 12/31/2010	$ 10.06	$ 11.35	136,733.7
1/1/2011 to 12/31/2011	$ 11.35	$ 11.36	152,067.2
BlackRock Low Duration Bond Portfolio
7/15/2011 to 12/31/2011	$ 10.00	$ 9.92	4,318.5
BlackRock Value Opportunities Fund, Inc.
3/4/2005 to 12/31/2005	$ 11.01	$ 11.93	14,496.9774
1/1/2006 to 12/31/2006	$ 11.93	$ 13.18	22,054.041
1/1/2007 to 12/31/2007	$ 13.18	$ 12.81	24,196.4
1/1/2008 to 12/31/2008	$ 12.81	$ 7.42	25,938.3
1/1/2009 to 12/31/2009	$ 7.42	$ 9.33	30,915.6
1/1/2010 to 12/31/2010	$ 9.33	$ 11.80	28,647.1
1/1/2011 to 12/31/2011	$ 11.80	$ 11.31	38,941.0
Cohen & Steers Realty Income Fund, Inc.
3/4/2005 to 12/31/2005	$ 10.88	$ 11.79	194,806.8269
1/1/2006 to 12/31/2006	$ 11.79	$ 15.10	405,448.8689
1/1/2007 to 12/31/2007	$ 15.10	$ 11.85	393,326.2
1/1/2008 to 12/31/2008	$ 11.85	$ 7.47	19,475.6
1/1/2009 to 12/31/2009	$ 7.47	$ 10.11	17,811.0
1/1/2010 to 12/31/2010	$ 10.11	$ 12.62	12,624.8
1/1/2011 to 12/31/2011	$ 12.62	$ 13.20	12,332.5
Columbia Acorn USA
3/4/2005 to 12/31/2005	$ 11.61	$ 12.63	231,285.6372
1/1/2006 to 12/31/2006	$ 12.63	$ 13.44	833,724.6638
1/1/2007 to 12/31/2007	$ 13.44	$ 13.67	194,258.4
1/1/2008 to 12/31/2008	$ 13.67	$ 8.17	488,956.2
1/1/2009 to 12/31/2009	$ 8.17	$ 11.36	422,776.8
1/1/2010 to 12/31/2010	$ 11.36	$ 13.74	371,474.1
1/1/2011 to 12/31/2011	$ 13.74	$ 12.84	332,797.0
Columbia Acorn International Fund
5/1/2007 to 12/31/2007	$ 10.66	$ 11.29	24,523.5
1/1/2008 to 12/31/2008	$ 11.29	$ 6.00	64,252.8
1/1/2009 to 12/31/2009	$ 6.00	$ 8.89	60,651.1
1/1/2010 to 12/31/2010	$ 8.89	$ 10.71	1,012,526.4
1/1/2011 to 12/31/2011	$ 10.71	$ 9.04	1,116,487.7
Columbia Marsico Growth Fund
5/1/2006 to 12/31/2006	$ 10.09	$ 10.32	65,649.1317
1/1/2007 to 12/31/2007	$ 10.32	$ 11.59	2,489,287.7
1/1/2008 to 12/31/2008	$ 11.59	$ 6.62	3,177,037.5
1/1/2009 to 12/31/2009	$ 6.62	$ 8.42	280,068.9
1/1/2010 to 12/31/2010	$ 8.42	$ 9.92	254,090.6
1/1/2011 to 12/31/2011	$ 9.92	$ 9.60	193,415.5
Columbia Mid Cap Growth Fund
4/8/2011 to 12/31/2011	$ 10.00	$ 8.65	386.4
Davis New York Venture Fund, Inc.
3/4/2005 to 12/31/2005	$ 11.19	$ 11.83	246,225.0412
1/1/2006 to 12/31/2006	$ 11.83	$ 13.43	1,220,964.807
1/1/2007 to 12/31/2007	$ 13.43	$ 13.89	799,406.0
1/1/2008 to 12/31/2008	$ 13.89	$ 8.21	809,072.4
1/1/2009 to 12/31/2009	$ 8.21	$ 10.69	2,138,422.8
1/1/2010 to 12/31/2010	$ 10.69	$ 11.81	773,812.6
1/1/2011 to 12/31/2011	$ 11.81	$ 11.08	496,773.3

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Delaware Smid Cap Growth Fund
10/8/2010 to 12/31/2010	$ 10.00	$ 11.32	46,608.3
1/1/2011 to 12/31/2011	$ 11.32	$ 12.05	57,434.3
Dreyfus Appreciation Fund, Inc.
3/4/2005 to 12/31/2005	$ 11.08	$ 10.97	553,107.9904
1/1/2006 to 12/31/2006	$ 10.97	$ 12.57	827,311.2425
1/1/2007 to 12/31/2007	$ 12.57	$ 13.20	1,085,252.3
1/1/2008 to 12/31/2008	$ 13.20	$ 8.80	1,400,413.4
1/1/2009 to 12/31/2009	$ 8.80	$ 10.49	58,311.7
1/1/2010 to 12/31/2010	$ 10.49	$ 11.92	946,402.2
1/1/2011 to 12/31/2011	$ 11.92	$ 12.65	944,503.5
Eaton Vance Floating-Rate Fund
3/4/2005 to 12/31/2005	$ 10.14	$ 10.37	319,283.9996
1/1/2006 to 12/31/2006	$ 10.37	$ 10.86	894,536.747
1/1/2007 to 12/31/2007	$ 10.86	$ 10.89	81,763.1
1/1/2008 to 12/31/2008	$ 10.89	$ 7.46	46,210.4
1/1/2009 to 12/31/2009	$ 7.46	$ 10.75	44,575.6
1/1/2010 to 12/31/2010	$ 10.75	$ 11.58	54,383.9
1/1/2011 to 12/31/2011	$ 11.58	$ 11.66	51,016.0
Eaton Vance Large-Cap Value Fund
5/1/2007 to 12/31/2007	$ 10.58	$ 10.80	746,949.6
1/1/2008 to 12/31/2008	$ 10.80	$ 6.97	742,518.8
1/1/2009 to 12/31/2009	$ 6.97	$ 8.04	1,848,582.1
1/1/2010 to 12/31/2010	$ 8.04	$ 8.72	2,684,963.4
1/1/2011 to 12/31/2011	$ 8.72	$ 8.22	2,357,564.4
Federated Capital Appreciation Fund
3/4/2005 to 12/31/2005	$ 11.02	$ 10.93	3,793.9907
1/1/2006 to 12/31/2006	$ 10.93	$ 12.50	7,256.543
1/1/2007 to 12/31/2007	$ 12.50	$ 13.63	995,180.4
1/1/2008 to 12/31/2008	$ 13.63	$ 9.54	1,244,657.9
1/1/2009 to 12/31/2009	$ 9.54	$ 10.73	1,498,252.7
1/1/2010 to 12/31/2010	$ 10.73	$ 11.90	38,676.2
1/1/2011 to 12/31/2011	$ 11.90	$ 11.12	20,552.5
Federated Kaufmann Fund
3/4/2005 to 12/31/2005	$ 11.34	$ 12.47	48,393.5114
1/1/2006 to 12/31/2006	$ 12.47	$ 14.08	117,610.068
1/1/2007 to 12/31/2007	$ 14.08	$ 16.85	531,157.8
1/1/2008 to 12/31/2008	$ 16.85	$ 9.59	437,036.4
1/1/2009 to 12/31/2009	$ 9.59	$ 12.26	396,906.1
1/1/2010 to 12/31/2010	$ 12.26	$ 14.33	175,957.9
1/1/2011 to 12/31/2011	$ 14.33	$ 12.20	152,259.7
Fidelity® Advisor Equity Growth Fund
3/4/2005 to 12/31/2005	$ 10.67	$ 11.21	0.0
1/1/2006 to 12/31/2006	$ 11.21	$ 11.77	533.5295
1/1/2007 to 12/31/2007	$ 11.77	$ 14.65	1,869.3
1/1/2008 to 12/31/2008	$ 14.65	$ 7.66	1,852.1
1/1/2009 to 12/31/2009	$ 7.66	$ 9.66	1,827.3
1/1/2010 to 12/31/2010	$ 9.66	$ 11.76	1,806.9
1/1/2011 to 12/31/2011	$ 11.76	$ 11.59	1,788.9
Janus Forty Fund
7/6/2009 to 12/31/2009	$ 7.38	$ 10.45	1,898,614.8
1/1/2010 to 12/31/2010	$ 10.45	$ 10.90	137,487.3
1/1/2011 to 12/31/2011	$ 10.90	$ 9.98	146,276.5

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Janus Enterprise Fund
7/6/2009 to 12/31/2009	$ 9.92	$ 12.72	251,585.8
1/1/2010 to 12/31/2010	$ 12.72	$ 15.74	49,549.9
1/1/2011 to 12/31/2011	$ 15.74	$ 15.21	47,924.6
JPMorgan Multi-Capital Market Neutral Fund
6/30/2006 to 12/31/2006	$ 10.34	$ 10.53	637,805.4027
1/1/2007 to 12/31/2007	$ 10.53	$ 10.09	18,958.6
1/1/2008 to 12/31/2008	$ 10.09	$ 9.92	23,622.5
1/1/2009 to 12/31/2009	$ 9.92	$ 9.74	30,119.7
1/1/2010 to 12/31/2010	$ 9.74	$ 9.17	27,998.1
1/1/2011 to 12/31/2011	$ 9.17	$ 9.00	16,248.6
JPMorgan Small Cap Growth Fund
5/1/2007 to 12/31/2007	$ 10.19	$ 10.95	4,276.1
1/1/2008 to 12/31/2008	$ 10.95	$ 6.12	10,488.0
1/1/2009 to 12/31/2009	$ 6.12	$ 8.37	18,493.8
1/1/2010 to 12/31/2010	$ 8.37	$ 11.04	16,614.7
1/1/2011 to 12/31/2011	$ 11.04	$ 10.50	22,284.1
Lord Abbett Affiliated Fund, Inc.
3/4/2005 to 12/31/2005	$ 11.15	$ 11.25	28,803.0673
1/1/2006 to 12/31/2006	$ 11.25	$ 13.04	528,186.6501
1/1/2007 to 12/31/2007	$ 13.04	$ 13.32	660,592.3
1/1/2008 to 12/31/2008	$ 13.32	$ 8.25	638,551.9
1/1/2009 to 12/31/2009	$ 8.25	$ 9.71	77,721.5
1/1/2010 to 12/31/2010	$ 9.71	$ 10.94	85,157.1
1/1/2011 to 12/31/2011	$ 10.94	$ 9.94	57,534.2
Lord Abbett Bond-Debenture Fund, Inc.
3/4/2005 to 12/31/2005	$ 10.45	$ 10.40	88,753.4027
1/1/2006 to 12/31/2006	$ 10.40	$ 11.26	143,900.8163
1/1/2007 to 12/31/2007	$ 11.26	$ 11.69	188,012.9
1/1/2008 to 12/31/2008	$ 11.69	$ 9.19	174,585.4
1/1/2009 to 12/31/2009	$ 9.19	$ 12.27	151,353.8
1/1/2010 to 12/31/2010	$ 12.27	$ 13.66	141,535.9
1/1/2011 to 12/31/2011	$ 13.66	$ 13.99	161,759.1
Lord Abbett Mid Cap Stock Fund, Inc.(1)
3/4/2005 to 12/31/2005	$ 11.46	$ 12.02	141,256.292
1/1/2006 to 12/31/2006	$ 12.02	$ 13.31	235,992.8106
1/1/2007 to 12/31/2007	$ 13.31	$ 13.19	493,968.6
1/1/2008 to 12/31/2008	$ 13.19	$ 7.87	277,144.2
1/1/2009 to 12/31/2009	$ 7.87	$ 9.83	270,839.2
1/1/2010 to 12/31/2010	$ 9.83	$ 12.17	233,545.6
1/1/2011 to 12/31/2011	$ 12.17	$ 11.52	169,996.5
Ready Assets Prime Money Fund
3/4/2005 to 12/31/2005	$ 10.00	$ 10.11	70,289.5894
1/1/2006 to 12/31/2006	$ 10.11	$ 10.41	266,957.8668
1/1/2007 to 12/31/2007	$ 10.41	$ 10.75	63,083.0
1/1/2008 to 12/31/2008	$ 10.75	$ 10.87	373,091.8
1/1/2009 to 12/31/2009	$ 10.87	$ 10.74	233,427.5
1/1/2010 to 12/31/2010	$ 10.74	$ 10.59	102,343.7
1/1/2011 to 12/31/2011	$ 10.59	$ 10.44	90,218.0

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Managers Cadence Capital Appreciation Fund
6/30/2009 to 12/31/2009	$ 10.00	$ 7.93	0.0
1/1/2010 to 12/31/2010	$ 7.93	$ 9.03	0.0
1/1/2011 to 12/31/2011	$ 9.03	$ 8.63	0.0
Oppenheimer Capital Appreciation Fund
3/4/2005 to 12/31/2005	$ 10.74	$ 11.15	7,816.9598
1/1/2006 to 12/31/2006	$ 11.15	$ 11.81	14,973.6613
1/1/2007 to 12/31/2007	$ 11.81	$ 13.24	28,035.8
1/1/2008 to 12/31/2008	$ 13.24	$ 7.06	18,254.7
1/1/2009 to 12/31/2009	$ 7.06	$ 9.99	10,937.1
1/1/2010 to 12/31/2010	$ 9.99	$ 10.75	10,151.4
1/1/2011 to 12/31/2011	$ 10.75	$ 10.43	4,623.2
Oppenheimer Main Street Fund®
3/4/2005 to 12/31/2005	$ 10.95	$ 11.30	1172.5004
1/1/2006 to 12/31/2006	$ 11.30	$ 12.80	1218.2658
1/1/2007 to 12/31/2007	$ 12.80	$ 13.14	3823.5
1/1/2008 to 12/31/2008	$ 13.14	$ 7.93	4158.8
1/1/2009 to 12/31/2009	$ 7.93	$ 10.07	5,663.0
1/1/2010 to 12/31/2010	$ 10.07	$ 11.49	5,283.9
1/1/2011 to 12/31/2011	$ 11.49	$ 11.30	14,317.7
Oppenheimer Main Street Small - & Mid-Cap Fund®
3/4/2005 to 12/31/2005	$ 11.52	$ 12.38	91,202.6217
1/1/2006 to 12/31/2006	$ 12.38	$ 13.98	12,357.5175
1/1/2007 to 12/31/2007	$ 13.98	$ 13.57	24,516.8
1/1/2008 to 12/31/2008	$ 13.57	$ 8.25	16,793.1
1/1/2009 to 12/31/2009	$ 8.25	$ 11.14	23,127.6
1/1/2010 to 12/31/2010	$ 11.14	$ 13.52	17,991.6
1/1/2011 to 12/31/2011	$ 13.52	$ 12.98	19,753.3
PIMCO CommodityRealReturn® Strategy Fund
3/4/2005 to 12/31/2005	$ 10.59	$ 11.46	255,684.9932
1/1/2006 to 12/31/2006	$ 11.46	$ 10.91	628,165.69
1/1/2007 to 12/31/2007	$ 10.91	$ 13.24	897,198.1
1/1/2008 to 12/31/2008	$ 13.24	$ 7.35	803,928.5
1/1/2009 to 12/31/2009	$ 7.35	$ 10.10	583,587.9
1/1/2010 to 12/31/2010	$ 10.10	$ 12.30	510,101.6
1/1/2011 to 12/31/2011	$ 12.30	$ 11.14	474,690.3
PIMCO Low Duration Fund
5/1/2007 to 12/31/2007	$ 10.02	$ 10.51	33,690.3
1/1/2008 to 12/31/2008	$ 10.51	$ 10.18	34,780.0
1/1/2009 to 12/31/2009	$ 10.18	$ 11.34	58,105.5
1/1/2010 to 12/31/2010	$ 11.34	$ 11.68	699,482.2
1/1/2011 to 12/31/2011	$ 11.68	$ 11.67	666,735.4
PIMCO Real Return Fund
3/4/2005 to 12/31/2005	$ 10.23	$ 10.32	49,941.6276
1/1/2006 to 12/31/2006	$ 10.32	$ 10.15	114,366.2258
1/1/2007 to 12/31/2007	$ 10.15	$ 11.12	1,203,876.1
1/1/2008 to 12/31/2008	$ 11.12	$ 10.21	1,484,196.8
1/1/2009 to 12/31/2009	$ 10.21	$ 11.92	917,100.8
1/1/2010 to 12/31/2010	$ 11.92	$ 12.61	1,017,120.1
1/1/2011 to 12/31/2011	$ 12.61	$ 13.81	837,969.3

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
PIMCO Total Return Fund
3/4/2005 to 12/31/2005	$ 10.07	$ 10.18	1,164,164.309
1/1/2006 to 12/31/2006	$ 10.18	$ 10.39	2,425,658.639
1/1/2007 to 12/31/2007	$ 10.39	$ 11.12	3,869,614.5
1/1/2008 to 12/31/2008	$ 11.12	$ 11.43	5,643,841.7
1/1/2009 to 12/31/2009	$ 11.43	$ 12.78	4,893,857.5
1/1/2010 to 12/31/2010	$ 12.78	$ 13.65	3,815,145.9
1/1/2011 to 12/31/2011	$ 13.65	$ 13.96	3,166,206.4
Pioneer Fund
3/4/2005 to 12/31/2005	$ 11.13	$ 11.46	395,474.2309
1/1/2006 to 12/31/2006	$ 11.46	$ 13.15	1,461,074.771
1/1/2007 to 12/31/2007	$ 13.15	$ 13.57	35,749.1
1/1/2008 to 12/31/2008	$ 13.57	$ 8.77	35,685.4
1/1/2009 to 12/31/2009	$ 8.77	$ 10.74	30,597.3
1/1/2010 to 12/31/2010	$ 10.74	$ 12.26	72,574.7
1/1/2011 to 12/31/2011	$ 12.26	$ 11.53	25,073.4
Pioneer High Yield Fund
3/4/2005 to 12/31/2005	$ 10.44	$ 10.40	22,819.6505
1/1/2006 to 12/31/2006	$ 10.40	$ 11.34	57,849.5398
1/1/2007 to 12/31/2007	$ 11.34	$ 11.95	73,277.3
1/1/2008 to 12/31/2008	$ 11.95	$ 7.42	56,618.5
1/1/2009 to 12/31/2009	$ 7.42	$ 11.86	277,736.8
1/1/2010 to 12/31/2010	$ 11.86	$ 13.75	52,156.8
1/1/2011 to 12/31/2011	$ 13.75	$ 13.32	56,945.3
Pioneer Emerging Markets Fund
5/1/2006 to 12/31/2006	$ 11.03	$ 11.92	37,595.3628
1/1/2007 to 12/31/2007	$ 11.92	$ 16.68	78,308.5
1/1/2008 to 12/31/2008	$ 16.68	$ 6.74	109,540.7
1/1/2009 to 12/31/2009	$ 6.74	$ 11.52	440,742.4
1/1/2010 to 12/31/2010	$ 11.52	$ 13.19	107,188.1
1/1/2011 to 12/31/2011	$ 13.19	$ 9.85	130,114.1
Pioneer Real Estate Shares Fund
5/1/2008 to 12/31/2008	$ 11.58	$ 6.33	315,545.0
1/1/2009 to 12/31/2009	$ 6.33	$ 8.11	318,228.1
1/1/2010 to 12/31/2010	$ 8.11	$ 10.26	26,392.8
1/1/2011 to 12/31/2011	$ 10.26	$ 11.01	32,697.2
Pioneer Growth Opportunities Fund
8/28/2009 to 12/31/2009	$ 10.53	$ 11.32	6,292.9
1/1/2010 to 12/31/2010	$ 11.32	$ 13.35	6,467.3
1/1/2011 to 12/31/2011	$ 13.35	$ 12.83	5,120.5
Templeton Foreign Fund
3/4/2005 to 12/31/2005	$ 11.72	$ 12.39	75,259.5238
1/1/2006 to 12/31/2006	$ 12.39	$ 14.65	155,161.7454
1/1/2007 to 12/31/2007	$ 14.65	$ 16.93	227,632.4
1/1/2008 to 12/31/2008	$ 16.93	$ 8.99	257,259.0
1/1/2009 to 12/31/2009	$ 8.99	$ 13.27	226,768.6
1/1/2010 to 12/31/2010	$ 13.27	$ 14.20	2,665,272.4
1/1/2011 to 12/31/2011	$ 14.20	$ 12.22	2,512,204.5

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Templeton Growth Fund, Inc.
3/4/2005 to 12/31/2005	$ 11.52	$ 11.92	228,092.9878
1/1/2006 to 12/31/2006	$ 11.92	$ 14.32	99,121.6628
1/1/2007 to 12/31/2007	$ 14.32	$ 14.42	171,119.5
1/1/2008 to 12/31/2008	$ 14.42	$ 8.03	158,309.6
1/1/2009 to 12/31/2009	$ 8.03	$ 10.36	147,793.8
1/1/2010 to 12/31/2010	$ 10.36	$ 10.98	133,923.6
1/1/2011 to 12/31/2011	$ 10.98	$ 10.13	109,794.8
TA WMC Diversified Growth(2)
5/1/2008 to 12/31/2008	$ 10.84	$ 6.21	0.0
1/1/2009 to 12/31/2009	$ 6.21	$ 7.92	0.0
1/1/2010 to 12/31/2010	$ 7.92	$ 9.11	3,059,621.2
1/1/2011 to 12/31/2011	$ 9.11	$ 8.57	3,250,773.2
TA Flexible Income(3)
11/12/2009 to 12/31/2009	$ 0.0	$ 1.02	20,578.1
1/1/2010 to 12/31/2010	$ 1.02	$ 1.13	31,096.2
1/1/2011 to 12/31/2011	$ 1.13	$ 1.15	235,607.7
TA Growth Opportunities(4)
5/1/2008 to 12/31/2008	$ 10.65	$ 6.74	0.0
1/1/2009 to 12/31/2009	$ 6.74	$ 8.97	0.0
1/1/2010 to 12/31/2010	$ 8.97	$ 11.92	892,725.7
1/1/2011 to 12/31/2011	$ 11.92	$ 10.61	897,000.6
TA Small/Mid Cap Value(5)
5/1/2008 to 12/31/2008	$ 10.39	$ 6.32	11,129.0
1/1/2009 to 12/31/2009	$ 6.32	$ 8.88	16,011.5
1/1/2010 to 12/31/2010	$ 8.88	$ 11.33	328,099.2
1/1/2011 to 12/31/2011	$ 11.33	$ 10.80	368,857.1
Invesco Van Kampen Comstock Fund
3/4/2005 to 12/31/2005	$ 11.02	$ 11.20	588,296.2328
1/1/2006 to 12/31/2006	$ 11.20	$ 12.81	232,358.9225
1/1/2007 to 12/31/2007	$ 12.81	$ 12.38	244,053.6
1/1/2008 to 12/31/2008	$ 12.38	$ 7.82	227,252.0
1/1/2009 to 12/31/2009	$ 7.82	$ 9.98	212,212.2
1/1/2010 to 12/31/2010	$ 9.98	$ 11.38	2,063,746.6
1/1/2011 to 12/31/2011	$ 11.38	$ 10.99	2,371,225.1

Class L

(if you purchased your contract after June 23, 2008)

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Invesco Van Kampen Value Opportunities
5/20/2011 to 12/31/2011	$ 1.00	$ 0.91	0.0
Invesco Mid Cap Core Equity Fund
6/23/2008 to 12/31/2008	$ 12.99	$ 9.64	21,948.9
1/1/2009 to 12/31/2009	$ 9.64	$ 12.35	135,752.6
1/1/2010 to 12/31/2010	$ 12.35	$ 13.69	32,136.2
1/1/2011 to 12/31/2011	$ 13.69	$ 12.64	24,853.1
AllianceBernstein International Value Fund
6/23/2008 to 12/31/2008	$ 8.97	$ 4.76	54,477.4
1/1/2009 to 12/31/2009	$ 4.76	$ 6.29	60,359.3
1/1/2010 to 12/31/2010	$ 6.29	$ 6.40	62,613.6
1/1/2011 to 12/31/2011	$ 6.40	$ 5.03	83,006.4
AllianceBernstein Small/Mid Cap Value Fund
6/23/2008 to 12/31/2008	$ 12.81	$ 8.57	29,972.3
1/1/2009 to 12/31/2009	$ 8.57	$ 11.97	5,920.0
1/1/2010 to 12/31/2010	$ 11.97	$ 14.91	27,457.9
1/1/2011 to 12/31/2011	$ 14.91	$ 13.45	22,736.1
AllianceBernstein Value Fund
6/23/2008 to 12/31/2008	$ 10.61	$ 7.25	0.0
1/1/2009 to 12/31/2009	$ 7.25	$ 8.50	263.9
1/1/2010 to 12/31/2010	$ 8.50	$ 9.33	2,205.9
1/1/2011 to 12/31/2011	$ 9.33	$ 8.82	2,214.6
Allianz NFJ Dividend Value Fund
6/23/2008 to 12/31/2008	$ 9.35	$ 6.44	73,268.8
1/1/2009 to 12/31/2009	$ 6.44	$ 7.15	127,293.1
1/1/2010 to 12/31/2010	$ 7.15	$ 7.97	133,292.7
1/1/2011 to 12/31/2011	$ 7.97	$ 8.09	147,433.6
Allianz NFJ Small-Cap Value Fund
6/23/2008 to 12/31/2008	$ 14.93	$ 10.71	25,117.0
1/1/2009 to 12/31/2009	$ 10.71	$ 13.07	27,416.2
1/1/2010 to 12/31/2010	$ 13.07	$ 16.08	28,333.6
1/1/2011 to 12/31/2011	$ 16.08	$ 4,455.4	16.17
Allianz NFJ Mid-Cap Value Fund
6/23/2008 to 12/31/2008	$ 11.28	$ 7.25	0.0
1/1/2009 to 12/31/2009	$ 7.25	$ 9.54	0.0
1/1/2010 to 12/31/2010	$ 9.54	$ 11.32	0.0
1/1/2011 to 12/31/2011	$ 11.32	$ 11.01	0.0
American Century Equity Income Fund
6/23/2008 to 12/31/2008	$ 11.45	$ 9.86	0.0
1/1/2009 to 12/31/2009	$ 9.86	$ 10.87	0.0
1/1/2010 to 12/31/2010	$ 10.87	$ 12.10	0.0
1/1/2011 to 12/31/2011	$ 12.10	$ 12.31	0.0
American Century Ultra® Fund
6/23/2008 to 12/31/2008	$ 11.12	$ 7.14	0.0
1/1/2009 to 12/31/2009	$ 7.14	$ 9.49	0.0
1/1/2010 to 12/31/2010	$ 9.49	$ 10.87	0.0
1/1/2011 to 12/31/2011	$ 10.87	$ 10.81	0.0
American Funds® – Bond Fund of AmericaSM
6/23/2008 to 12/31/2008	$ 10.64	$ 9.38	253,361.4
1/1/2009 to 12/31/2009	$ 9.38	$ 10.61	760,712.6
1/1/2010 to 12/31/2010	$ 10.61	$ 11.21	147,911.4
1/1/2011 to 12/31/2011	$ 11.21	$ 11.76	3,293.4

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
American Funds® – EuroPacific Growth Fund®
6/23/2008 to 12/31/2008	$ 16.99	$ 11.09	297,777.1
1/1/2009 to 12/31/2009	$ 11.09	$ 15.20	801,959.4
1/1/2010 to 12/31/2010	$ 15.20	$ 16.37	129,124.9
1/1/2011 to 12/31/2011	$ 16.37	$ 13.93	13,355.6
American Funds® – Growth Fund of America®
6/23/2008 to 12/31/2008	$ 13.86	$ 8.79	380,176.4
1/1/2009 to 12/31/2009	$ 8.79	$ 11.65	411,582.0
1/1/2010 to 12/31/2010	$ 11.65	$ 12.89	371,154.7
1/1/2011 to 12/31/2011	$ 12.89	$ 12.08	21,874.2
American Funds® – Income Fund of America®
6/23/2008 to 12/31/2008	$ 12.07	$ 9.23	28,323.6
1/1/2009 to 12/31/2009	$ 9.23	$ 11.31	82,544.0
1/1/2010 to 12/31/2010	$ 11.31	$ 12.47	86,093.0
1/1/2011 to 12/31/2011	$ 12.47	$ 12.96	9,392.1
American Funds® – Investment Company of America®
6/23/2008 to 12/31/2008	$ 12.02	$ 8.62	38,943.9
1/1/2009 to 12/31/2009	$ 8.62	$ 10.79	71,529.3
1/1/2010 to 12/31/2010	$ 10.79	$ 11.77	75,012.0
1/1/2011 to 12/31/2011	$ 11.77	$ 11.38	3,922.9
BlackRock Basic Value Fund, Inc.
6/23/2008 to 12/31/2008	$ 11.83	$ 8.24	92,459.1
1/1/2009 to 12/31/2009	$ 8.24	$ 10.58	603,457.8
1/1/2010 to 12/31/2010	$ 10.58	$ 11.74	34,342.7
1/1/2011 to 12/31/2011	$ 11.74	$ 11.21	35,188.0
BlackRock Total Return Portfolio
6/23/2008 to 12/31/2008	$ 10.34	$ 9.24	4,007.8
1/1/2009 to 12/31/2009	$ 9.24	$ 10.54	44,835.3
1/1/2010 to 12/31/2010	$ 10.54	$ 11.39	42,427.5
1/1/2011 to 12/31/2011	$ 11.39	$ 11.70	50,948.8
BlackRock Capital Appreciation Fund, Inc.
6/23/2008 to 12/31/2008	$ 12.95	$ 8.37	211,127.7
1/1/2009 to 12/31/2009	$ 8.37	$ 11.26	601,181.3
1/1/2010 to 12/31/2010	$ 11.26	$ 13.23	834,307.6
1/1/2011 to 12/31/2011	$ 13.23	$ 11.83	1,010,363.9
BlackRock Global Allocation Fund, Inc.
6/23/2008 to 12/31/2008	$ 15.10	$ 12.16	280,891.0
1/1/2009 to 12/31/2009	$ 12.16	$ 14.56	1,229,966.4
1/1/2010 to 12/31/2010	$ 14.56	$ 15.75	1,308,724.8
1/1/2011 to 12/31/2011	$ 15.75	$ 14.94	1,195,155.4
BlackRock Global Opportunities Portfolio.
9/9/2011 to 12/31/2011	$ 10.00	$ 10.18	95,074.9
BlackRock Global SmallCap Fund, Inc.
6/23/2008 to 12/31/2008	$ 16.16	$ 10.28	0.0
1/1/2009 to 12/31/2009	$ 10.28	$ 13.63	0.0
1/1/2010 to 12/31/2010	$ 13.63	$ 15.88	0.0
1/1/2011 to 12/31/2011	$ 15.88	$ 13.97	0.0

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
BlackRock U.S. Government Bond Portfolio
7/15/2011 to 12/31/2011	$ 10.00	$ 10.28	33,246.2
BlackRock High Yield Bond Portfolio
9/9/2011 to 12/31/2011	$ 10.00	$ 10.17	246,638.7
BlackRock International Index Fund
6/23/2008 to 12/31/2008	$ 15.18	$ 9.69	0.0
1/1/2009 to 12/31/2009	$ 9.69	$ 12.21	0.0
1/1/2010 to 12/31/2010	$ 12.21	$ 12.87	0.0
1/1/2011 to 12/31/2011	$ 12.87	$ 11.04	0.0
BlackRock International Fund
8/12/2011 to 12/31/2011	$ 10.00	$ 9.18	20,551.6
BlackRock Low Duration Bond Portfolio
7/15/2011 to 12/31/2011	$ 10.00	$ 9.92	0.0
BlackRock Large Cap Core Fund
6/23/2008 to 12/31/2008	$ 12.30	$ 8.77	5,490.7
1/1/2009 to 12/31/2009	$ 8.77	$ 10.41	22,416.8
1/1/2010 to 12/31/2010	$ 10.41	$ 11.38	19,997.9
1/1/2011 to 12/31/2011	$ 11.38	$ 11.20	32,792.9
BlackRock Large Cap Growth Fund
6/23/2008 to 12/31/2008	$ 12.06	$ 8.47	12,378.7
1/1/2009 to 12/31/2009	$ 8.47	$ 10.92	614,263.5
1/1/2010 to 12/31/2010	$ 10.92	$ 12.04	38,262.5
1/1/2011 to 12/31/2011	$ 12.04	$ 11.88	65,548.5
BlackRock Large Cap Value Fund
6/23/2008 to 12/31/2008	$ 13.14	$ 9.31	6,161.8
1/1/2009 to 12/31/2009	$ 9.31	$ 10.46	13,007.4
1/1/2010 to 12/31/2010	$ 10.46	$ 11.37	35,800.0
1/1/2011 to 12/31/2011	$ 11.37	$ 10.86	37,985.7
BlackRock Small Cap Index Fund
6/23/2008 to 12/31/2008	$ 12.05	$ 8.35	0.0
1/1/2009 to 12/31/2009	$ 8.35	$ 10.39	0.0
1/1/2010 to 12/31/2010	$ 10.39	$ 12.93	0.0
1/1/2011 to 12/31/2011	$ 12.93	$ 12.12	0.0
BlackRock S&P 500 Index Fund
6/23/2008 to 12/31/2008	$ 11.75	$ 8.08	5,500.2
1/1/2009 to 12/31/2009	$ 8.08	$ 10.01	63,488.9
1/1/2010 to 12/31/2010	$ 10.01	$ 11.28	64,844.1
1/1/2011 to 12/31/2011	$ 11.28	$ 11.28	69,330.0
BlackRock Value Opportunities Fund, Inc.
6/23/2008 to 12/31/2008	$ 11.99	$ 7.39	927.3
1/1/2009 to 12/31/2009	$ 7.39	$ 9.29	4,952.0
1/1/2010 to 12/31/2010	$ 9.29	$ 11.72	4,386.9
1/1/2011 to 12/31/2011	$ 11.72	$ 11.23	13,092.9
Cohen & Steers Realty Income Fund, Inc.
6/23/2008 to 12/31/2008	$ 11.62	$ 7.43	0.0
1/1/2009 to 12/31/2009	$ 7.43	$ 10.06	0.0
1/1/2010 to 12/31/2010	$ 10.06	$ 12.54	0.0
1/1/2011 to 12/31/2011	$ 12.54	$ 13.10	0.0
Columbia Acorn USA
6/23/2008 to 12/31/2008	$ 12.93	$ 8.13	46,477.1
1/1/2009 to 12/31/2009	$ 8.13	$ 11.30	97,908.8
1/1/2010 to 12/31/2010	$ 11.30	$ 13.66	112,826.4
1/1/2011 to 12/31/2011	$ 13.66	$ 12.75	123,140.5

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Columbia Acorn International Fund
6/23/2008 to 12/31/2008	$ 10.35	$ 5.99	14,416.2
1/1/2009 to 12/31/2009	$ 5.99	$ 8.87	37,426.9
1/1/2010 to 12/31/2010	$ 8.87	$ 10.67	351,882.1
1/1/2011 to 12/31/2011	$ 10.67	$ 9.00	420,862.2
Columbia Marsico Growth Fund
6/23/2008 to 12/31/2008	$ 10.21	$ 6.60	389,448.9
1/1/2009 to 12/31/2009	$ 6.60	$ 8.39	44,517.1
1/1/2010 to 12/31/2010	$ 8.39	$ 9.87	34,569.4
1/1/2011 to 12/31/2011	$ 9.87	$ 9.55	77,717.4
Columbia Mid Cap Growth Fund
4/8/2011 to 12/31/2011	$ 10.00	$ 8.65	27,276.6
Davis New York Venture Fund, Inc.
6/23/2008 to 12/31/2008	$ 12.48	$ 8.18	62,779.1
1/1/2009 to 12/31/2009	$ 8.18	$ 10.63	728,030.0
1/1/2010 to 12/31/2010	$ 10.63	$ 11.74	142,540.4
1/1/2011 to 12/31/2011	$ 11.74	$ 11.00	127,542.4
Delaware Smid Cap Growth Fund
10/8/2010 to 12/31/2010	$ 10.00	$ 11.32	8,875.7
1/1/2011 to 12/31/2011	$ 11.32	$ 12.03	9,843.6
Dreyfus Appreciation Fund, Inc.
6/23/2008 to 12/31/2008	$ 12.16	$ 8.76	204,359.0
1/1/2009 to 12/31/2009	$ 8.76	$ 10.44	25,233.2
1/1/2010 to 12/31/2010	$ 10.44	$ 11.85	442,475.1
1/1/2011 to 12/31/2011	$ 11.85	$ 12.56	454,894.1
Eaton Vance Floating-Rate Fund
6/23/2008 to 12/31/2008	$ 10.68	$ 7.43	13,309.6
1/1/2009 to 12/31/2009	$ 7.43	$ 10.70	43,022.4
1/1/2010 to 12/31/2010	$ 10.70	$ 11.51	46,184.7
1/1/2011 to 12/31/2011	$ 11.51	$ 11.57	44,621.3
Eaton Vance Large-Cap Value Fund
6/23/2008 to 12/31/2008	$ 10.18	$ 6.96	181,028.4
1/1/2009 to 12/31/2009	$ 6.96	$ 8.02	844,885.0
1/1/2010 to 12/31/2010	$ 8.02	$ 8.69	1,315,341.7
1/1/2011 to 12/31/2011	$ 8.69	$ 8.18	1,275,285.9
Federated Capital Appreciation Fund
6/23/2008 to 12/31/2008	$ 12.88	$ 9.50	173,014.2
1/1/2009 to 12/31/2009	$ 9.50	$ 10.68	563,293.3
1/1/2010 to 12/31/2010	$ 10.68	$ 11.83	8,382.4
1/1/2011 to 12/31/2011	$ 11.83	$ 11.04	6,559.3
Federated Kaufmann Fund
6/23/2008 to 12/31/2008	$ 14.77	$ 9.55	53,083.4
1/1/2009 to 12/31/2009	$ 9.55	$ 12.20	118,375.2
1/1/2010 to 12/31/2010	$ 12.20	$ 14.24	54,424.7
1/1/2011 to 12/31/2011	$ 14.24	$ 12.11	42,478.1
Fidelity® Advisor Equity Growth Fund
6/23/2008 to 12/31/2008	$ 13.34	$ 7.63	0.0
1/1/2009 to 12/31/2009	$ 7.63	$ 9.61	0.0
1/1/2010 to 12/31/2010	$ 9.61	$ 11.69	0.0
1/1/2011 to 12/31/2011	$ 11.69	$ 11.51	0.0
Janus Forty Fund
7/6/2009 to 12/31/2009	$ 7.36	$ 10.43	813,141.1
1/1/2010 to 12/31/2010	$ 10.43	$ 10.86	157,442.0
1/1/2011 to 12/31/2011	$ 10.86	$ 9.93	170,766.0

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Janus Enterprise Fund
7/6/2009 to 12/31/2009	$ 9.92	$ 12.71	78,331.2
1/1/2010 to 12/31/2010	$ 12.71	$ 15.72	17,513.1
1/1/2011 to 12/31/2011	$ 15.72	$ 15.17	13,935.9
JPMorgan Multi-Capital Market Neutral Fund
6/23/2008 to 12/31/2008	$ 10.10	$ 9.89	4,263.9
1/1/2009 to 12/31/2009	$ 9.89	$ 9.71	22,509.1
1/1/2010 to 12/31/2010	$ 9.71	$ 9.12	21,638.1
1/1/2011 to 12/31/2011	$ 9.12	$ 8.95	14,088.6
JPMorgan Small Cap Growth Fund
6/23/2008 to 12/31/2008	$ 9.47	$ 6.11	765.5
1/1/2009 to 12/31/2009	$ 6.11	$ 8.35	15,005.2
1/1/2010 to 12/31/2010	$ 8.35	$ 10.99	4,459.7
1/1/2011 to 12/31/2011	$ 10.99	$ 10.44	2,997.5
Lord Abbett Affiliated Fund, Inc.
6/23/2008 to 12/31/2008	$ 11.52	$ 8.22	105,225.2
1/1/2009 to 12/31/2009	$ 8.22	$ 9.66	18,673.7
1/1/2010 to 12/31/2010	$ 9.66	$ 10.87	17,624.6
1/1/2011 to 12/31/2011	$ 10.87	$ 9.87	8,743.2
Lord Abbett Bond-Debenture Fund, Inc.
6/23/2008 to 12/31/2008	$ 11.54	$ 9.15	2,267.7
1/1/2009 to 12/31/2009	$ 9.15	$ 12.21	45,367.8
1/1/2010 to 12/31/2010	$ 12.21	$ 13.58	52,285.0
1/1/2011 to 12/31/2011	$ 13.58	$ 13.89	79,606.4
Lord Abbett Mid Cap Stock Fund, Inc.(1)
6/23/2008 to 12/31/2008	$ 11.68	$ 7.84	16,970.8
1/1/2009 to 12/31/2009	$ 7.84	$ 9.78	19,974.7
1/1/2010 to 12/31/2010	$ 9.78	$ 12.09	16,172.5
1/1/2011 to 12/31/2011	$ 12.09	$ 11.44	24,129.9
Ready Assets Prime Money Fund
6/23/2008 to 12/31/2008	$ 10.79	$ 10.82	244,932.2
1/1/2009 to 12/31/2009	$ 10.82	$ 10.68	112,980.3
1/1/2010 to 12/31/2010	$ 10.68	$ 10.52	115,835.3
1/1/2011 to 12/31/2011	$ 10.52	$ 10.36	78,152.8
Managers Cadence Capital Appreciation Fund
6/30/2009 to 12/31/2009	$ 10.00	$ 7.89	7,380.8
1/1/2010 to 12/31/2010	$ 7.89	$ 8.99	6,664.3
1/1/2011 to 12/31/2011	$ 8.99	$ 8.58	5,543.2
Oppenheimer Capital Appreciation Fund
6/23/2008 to 12/31/2008	$ 12.42	$ 7.03	3,329.9
1/1/2009 to 12/31/2009	$ 7.03	$ 9.94	11,107.9
1/1/2010 to 12/31/2010	$ 9.94	$ 10.68	3,925.0
1/1/2011 to 12/31/2011	$ 10.68	$ 10.36	3,098.6
Oppenheimer Main Street Fund®
6/23/2008 to 12/31/2008	$ 12.06	$ 7.90	891.3
1/1/2009 to 12/31/2009	$ 7.90	$ 10.02	1,295.2
1/1/2010 to 12/31/2010	$ 10.02	$ 11.42	464.2
1/1/2011 to 12/31/2011	$ 11.42	$ 11.22	2,141.2
Oppenheimer Main Street Small - & Mid-Cap Fund®
6/23/2008 to 12/31/2008	$ 12.70	$ 8.22	0.0
1/1/2009 to 12/31/2009	$ 8.22	$ 11.08	0.0
1/1/2010 to 12/31/2010	$ 11.08	$ 13.44	1,762.1
1/1/2011 to 12/31/2011	$ 13.44	$ 12.88	15,364.4

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
PIMCO CommodityRealReturn® Strategy Fund
6/23/2008 to 12/31/2008	$ 16.68	$ 7.31	94,476.9
1/1/2009 to 12/31/2009	$ 7.31	$ 10.05	171,901.0
1/1/2010 to 12/31/2010	$ 10.05	$ 12.22	155,856.2
1/1/2011 to 12/31/2011	$ 12.22	$ 11.06	159,294.3
PIMCO Low Duration Fund
6/23/2008 to 12/31/2008	$ 10.49	$ 10.16	4,781.8
1/1/2009 to 12/31/2009	$ 10.16	$ 11.30	32,249.9
1/1/2010 to 12/31/2010	$ 11.30	$ 11.64	450,348.9
1/1/2011 to 12/31/2011	$ 11.64	$ 11.62	441,614.5
PIMCO Real Return Fund
6/23/2008 to 12/31/2008	$ 11.28	$ 10.16	226,849.6
1/1/2009 to 12/31/2009	$ 10.16	$ 11.85	447,363.0
1/1/2010 to 12/31/2010	$ 11.85	$ 12.53	569,758.5
1/1/2011 to 12/31/2011	$ 12.53	$ 13.71	512,539.4
PIMCO Total Return Fund
6/23/2008 to 12/31/2008	$ 11.11	$ 11.39	949,990.5
1/1/2009 to 12/31/2009	$ 11.39	$ 12.71	2,531,179.7
1/1/2010 to 12/31/2010	$ 12.71	$ 13.56	2,157,889.4
1/1/2011 to 12/31/2011	$ 13.56	$ 13.86	1,982,649.8
Pioneer Fund
6/23/2008 to 12/31/2008	$ 12.46	$ 8.74	0.0
1/1/2009 to 12/31/2009	$ 8.74	$ 10.69	0.0
1/1/2010 to 12/31/2010	$ 10.69	$ 12.18	9,228.5
1/1/2011 to 12/31/2011	$ 12.18	$ 11.44	4,806.3
Pioneer High Yield Fund
6/23/2008 to 12/31/2008	$ 11.76	$ 7.38	2,632.5
1/1/2009 to 12/31/2009	$ 7.38	$ 11.80	135,953.9
1/1/2010 to 12/31/2010	$ 11.80	$ 13.66	25,053.5
1/1/2011 to 12/31/2011	$ 13.66	$ 13.22	35,415.5
Pioneer Emerging Markets Fund
6/23/2008 to 12/31/2008	$ 14.68	$ 6.72	13,945.4
1/1/2009 to 12/31/2009	$ 6.72	$ 11.48	145,425.4
1/1/2010 to 12/31/2010	$ 11.48	$ 13.13	46,034.1
1/1/2011 to 12/31/2011	$ 13.13	$ 9.80	66,167.7
Pioneer Real Estate Shares Fund
6/23/2008 to 12/31/2008	$ 10.26	$ 6.32	43,869.9
1/1/2009 to 12/31/2009	$ 6.32	$ 8.10	93,981.1
1/1/2010 to 12/31/2010	$ 8.10	$ 10.23	6,675.2
1/1/2011 to 12/31/2011	$ 10.23	$ 10.97	11,159.9
Pioneer Growth Opportunities Fund
8/28/2009 to 12/31/2009	$ 10.53	$ 11.32	0.0
1/1/2010 to 12/31/2010	$ 11.32	$ 13.33	0.0
1/1/2011 to 12/31/2011	$ 13.33	$ 12.80	5,278.9
Templeton Foreign Fund
6/23/2008 to 12/31/2008	$ 14.41	$ 8.96	12,391.5
1/1/2009 to 12/31/2009	$ 8.96	$ 13.20	42,756.2
1/1/2010 to 12/31/2010	$ 13.20	$ 14.11	898,011.5
1/1/2011 to 12/31/2011	$ 14.11	$ 12.13	965,564.8
Templeton Growth Fund, Inc.
6/23/2008 to 12/31/2008	$ 12.20	$ 8.00	4,107.9
1/1/2009 to 12/31/2009	$ 8.00	$ 10.30	4,912.0
1/1/2010 to 12/31/2010	$ 10.30	$ 10.91	7,426.7
1/1/2011 to 12/31/2011	$ 10.91	$ 10.06	24,349.2

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Transamerica WMC Diversified Growth(2)
6/23/2008 to 12/31/2008	$ 10.25	$ 6.21	0.0
1/1/2009 to 12/31/2009	$ 6.21	$ 7.90	0.0
1/1/2010 to 12/31/2010	$ 7.90	$ 9.08	1,320,085.5
1/1/2011 to 12/31/2011	$ 9.08	$ 8.53	1,487,984.8
TA Flexible Income(3)
11/12/2009 to 12/31/2009	$ 0.0	$ 1.02	103,801.2
1/1/2010 to 12/31/2010	$ 1.02	$ 1.13	93,942.0
1/1/2011 to 12/31/2011	$ 1.13	$ 1.15	89,551.4
TA Growth Opportunities(4)
6/23/2008 to 12/31/2008	$ 10.39	$ 6.73	0.0
1/1/2009 to 12/31/2009	$ 6.73	$ 8.95	1,222.0
1/1/2010 to 12/31/2010	$ 8.95	$ 11.88	333,932.8
1/1/2011 to 12/31/2011	$ 11.88	$ 10.57	383,319.3
TA Small/Mid Cap Value(5)
6/23/2008 to 12/31/2008	$ 10.93	$ 6.32	21,247.0
1/1/2009 to 12/31/2009	$ 6.32	$ 8.87	52,133.8
1/1/2010 to 12/31/2010	$ 8.87	$ 11.30	134,983.0
1/1/2011 to 12/31/2011	$ 11.30	$ 10.76	148,905.0
Invesco Van Kampen Comstock Fund
6/23/2008 to 12/31/2008	$ 10.54	$ 7.79	8,005.7
1/1/2009 to 12/31/2009	$ 7.79	$ 9.93	20,016.6
1/1/2010 to 12/31/2010	$ 9.93	$ 11.31	898,812.2
1/1/2011 to 12/31/2011	$ 11.31	$ 10.91	1,076,293.6

Class C

(if you purchased your contract prior to June 23, 2008)

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Invesco Van Kampen Value Opportunities
5/20/2011 to 12/31/2011	$ 1.00	$ 0.91	0.0
Invesco Mid Cap Core Equity Fund
3/4/2005 to 12/31/2005	$ 11.07	$ 11.39	1,012.9416
1/1/2006 to 12/31/2006	$ 11.39	$ 12.46	1,880.2278
1/1/2007 to 12/31/2007	$ 12.46	$ 13.47	0.0
1/1/2008 to 12/31/2008	$ 13.47	$ 9.62	0.0
1/1/2009 to 12/31/2009	$ 9.62	$ 12.32	27,980.2
1/1/2010 to 12/31/2010	$ 12.32	$ 13.65	1,855.2
1/1/2011 to 12/31/2011	$ 13.65	$ 12.59	1,869.6
AllianceBernstein International Value Fund
5/1/2007 to 12/31/2007	$ 10.53	$ 10.40	49,228.9
1/1/2008 to 12/31/2008	$ 10.40	$ 4.75	54,458.40
1/1/2009 to 12/31/2009	$ 4.75	$ 6.28	49,016.1
1/1/2010 to 12/31/2010	$ 6.28	$ 6.39	46,346.4
1/1/2011 to 12/31/2011	$ 6.39	$ 5.02	47,981.1
AllianceBernstein Small/Mid Cap Value Fund
3/4/2005 to 12/31/2005	$ 11.36	$ 11.80	31,593.8915
1/1/2006 to 12/31/2006	$ 11.80	$ 13.19	77,200.9955
1/1/2007 to 12/31/2007	$ 13.19	$ 13.28	29,137.2
1/1/2008 to 12/31/2008	$ 13.28	$ 8.55	22,238.3
1/1/2009 to 12/31/2009	$ 8.55	$ 11.94	3,699.4
1/1/2010 to 12/31/2010	$ 11.94	$ 14.87	3,631.5
1/1/2011 to 12/31/2011	$ 14.87	$ 13.40	5,754.9
AllianceBernstein Value Fund
3/4/2005 to 12/31/2005	$ 11.13	$ 11.28	0.0
1/1/2006 to 12/31/2006	$ 11.28	$ 13.46	1,287.7103
1/1/2007 to 12/31/2007	$ 13.46	$ 12.65	1,592.8
1/1/2008 to 12/31/2008	$ 12.65	$ 7.24	0.0
1/1/2009 to 12/31/2009	$ 7.24	$ 8.48	0.0
1/1/2010 to 12/31/2010	$ 8.48	$ 9.30	0.0
1/1/2011 to 12/31/2011	$ 9.30	$ 8.78	0.0
Allianz NFJ Dividend Value Fund
5/1/2007 to 12/31/2007	$ 10.51	$ 10.25	2,744.5
1/1/2008 to 12/31/2008	$ 10.25	$ 6.43	6,764.4
1/1/2009 to 12/31/2009	$ 6.43	$ 7.14	10,098.6
1/1/2010 to 12/31/2010	$ 7.14	$ 7.95	10,595.5
1/1/2011 to 12/31/2011	$ 7.95	$ 8.07	12,847.6
Allianz NFJ Small-Cap Value Fund
3/4/2005 to 12/31/2005	$ 11.65	$ 12.13	39,885.9306
1/1/2006 to 12/31/2006	$ 12.13	$ 14.15	49,402.6214
1/1/2007 to 12/31/2007	$ 14.15	$ 14.77	37,760.4
1/1/2008 to 12/31/2008	$ 14.77	$ 10.69	25,366.7
1/1/2009 to 12/31/2009	$ 10.69	$ 13.04	24,374.5
1/1/2010 to 12/31/2010	$ 13.04	$ 16.03	22,089.9
1/1/2011 to 12/31/2011	$ 16.03	$ 16.11	15,932.6

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Allianz NFJ Mid-Cap Value Fund
3/4/2005 to 12/31/2005	$ 10.97	$ 10.72	0.0
1/1/2006 to 12/31/2006	$ 10.72	$ 11.81	0.0
1/1/2007 to 12/31/2007	$ 11.81	$ 12.27	0.0
1/1/2008 to 12/31/2008	$ 12.27	$ 7.24	0.0
1/1/2009 to 12/31/2009	$ 7.24	$ 9.52	0.0
1/1/2010 to 12/31/2010	$ 9.52	$ 11.28	0.0
1/1/2011 to 12/31/2011	$ 11.28	$ 10.97	0.0
American Century Equity Income Fund
3/4/2005 to 12/31/2005	$ 10.82	$ 10.70	1,441.8182
1/1/2006 to 12/31/2006	$ 10.70	$ 12.56	1,387.9416
1/1/2007 to 12/31/2007	$ 12.56	$ 12.54	0.0
1/1/2008 to 12/31/2008	$ 12.54	$ 9.84	0.0
1/1/2009 to 12/31/2009	$ 9.84	$ 10.84	0.0
1/1/2010 to 12/31/2010	$ 10.84	$ 12.06	0.0
1/1/2011 to 12/31/2011	$ 12.06	$ 12.26	0.0
American Century Ultra® Fund
3/4/2005 to 12/31/2005	$ 10.77	$ 10.98	0.0
1/1/2006 to 12/31/2006	$ 10.98	$ 10.42	521.3921
1/1/2007 to 12/31/2007	$ 10.42	$ 12.47	0.0
1/1/2008 to 12/31/2008	$ 12.47	$ 7.12	0.0
1/1/2009 to 12/31/2009	$ 7.12	$ 9.47	0.0
1/1/2010 to 12/31/2010	$ 9.47	$ 10.84	0.0
1/1/2011 to 12/31/2011	$ 10.84	$ 10.77	0.0
American Funds® – Bond Fund of AmericaSM
3/4/2005 to 12/31/2005	$ 10.19	$ 10.22	62,002.3891
1/1/2006 to 12/31/2006	$ 10.22	$ 10.65	226,892.4836
1/1/2007 to 12/31/2007	$ 10.65	$ 10.84	270,900.8
1/1/2008 to 12/31/2008	$ 10.84	$ 9.36	171,538.4
1/1/2009 to 12/31/2009	$ 9.36	$ 10.58	152,225.4
1/1/2010 to 12/31/2010	$ 10.58	$ 11.18	54,121.3
1/1/2011 to 12/31/2011	$ 11.18	$ 11.71	22,432.6
American Funds® – EuroPacific Growth Fund®
3/4/2005 to 12/31/2005	$ 11.76	$ 13.48	43,285.7736
1/1/2006 to 12/31/2006	$ 13.48	$ 16.17	139,148.7486
1/1/2007 to 12/31/2007	$ 16.17	$ 18.92	191,263.8
1/1/2008 to 12/31/2008	$ 18.92	$ 11.07	153,153.0
1/1/2009 to 12/31/2009	$ 11.07	$ 15.16	179593.9
1/1/2010 to 12/31/2010	$ 15.16	$ 16.32	25,074.0
1/1/2011 to 12/31/2011	$ 16.32	$ 13.88	14,794.6
American Funds® – Growth Fund of America®
3/4/2005 to 12/31/2005	$ 11.01	$ 12.27	118,410.4242
1/1/2006 to 12/31/2006	$ 12.27	$ 13.40	309,053.9601
1/1/2007 to 12/31/2007	$ 13.40	$ 14.64	203,442.8
1/1/2008 to 12/31/2008	$ 14.64	$ 8.78	196,701.1
1/1/2009 to 12/31/2009	$ 8.78	$ 11.62	79,828.8
1/1/2010 to 12/31/2010	$ 11.62	$ 12.85	72,079.5
1/1/2011 to 12/31/2011	$ 12.85	$ 12.03	40,299.4

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
American Funds® – Income Fund of America®
3/4/2005 to 12/31/2005	$ 10.88	$ 10.90	27,808.5484
1/1/2006 to 12/31/2006	$ 10.90	$ 12.91	33,197.5044
1/1/2007 to 12/31/2007	$ 12.91	$ 13.18	40,830.4
1/1/2008 to 12/31/2008	$ 13.18	$ 9.21	27,888.2
1/1/2009 to 12/31/2009	$ 9.21	$ 11.28	21,624.5
1/1/2010 to 12/31/2010	$ 11.28	$ 12.43	17,869.8
1/1/2011 to 12/31/2011	$ 12.43	$ 12.91	12,286.6
American Funds® – Investment Company of America®
3/4/2005 to 12/31/2005	$ 10.91	$ 11.26	18,556.0205
1/1/2006 to 12/31/2006	$ 11.26	$ 12.86	30,486.7485
1/1/2007 to 12/31/2007	$ 12.86	$ 13.39	35,835.8
1/1/2008 to 12/31/2008	$ 13.39	$ 8.60	22,670.7
1/1/2009 to 12/31/2009	$ 8.60	$ 10.76	35,187.2
1/1/2010 to 12/31/2010	$ 10.76	$ 11.74	28,022.7
1/1/2011 to 12/31/2011	$ 11.74	$ 11.34	16,363.9
BlackRock Basic Value Fund, Inc.
3/4/2005 to 12/31/2005	$ 10.96	$ 11.01	2,516.9696
1/1/2006 to 12/31/2006	$ 11.01	$ 13.26	6.371.7682
1/1/2007 to 12/31/2007	$ 13.26	$ 13.18	68,975.0
1/1/2008 to 12/31/2008	$ 13.18	$ 8.22	50,225.0
1/1/2009 to 12/31/2009	$ 8.22	$ 10.55	112,663.1
1/1/2010 to 12/31/2010	$ 10.55	$ 11.70	9,570.3
1/1/2011 to 12/31/2011	$ 11.70	$ 11.17	5,660.7
BlackRock Total Return Portfolio
3/4/2005 to 12/31/2005	$ 10.08	$ 10.08	2,764.3271
1/1/2006 to 12/31/2006	$ 10.08	$ 10.30	8,500.053
1/1/2007 to 12/31/2007	$ 10.30	$ 10.59	27,511.4
1/1/2008 to 12/31/2008	$ 10.59	$ 9.22	19,292.4
1/1/2009 to 12/31/2009	$ 9.22	$ 10.51	22,061.7
1/1/2010 to 12/31/2010	$ 10.51	$ 11.35	19,212.9
1/1/2011 to 12/31/2011	$ 11.35	$ 11.66	19,940.4
BlackRock Capital Appreciation Fund, Inc.
3/4/2005 to 12/31/2005	$ 10.84	$ 11.59	18,920.2421
1/1/2006 to 12/31/2006	$ 11.59	$ 11.83	22,178.9738
1/1/2007 to 12/31/2007	$ 11.83	$ 13.96	135,976.8
1/1/2008 to 12/31/2008	$ 13.96	$ 8.35	139,423.5
1/1/2009 to 12/31/2009	$ 8.35	$ 11.23	137,083.8
1/1/2010 to 12/31/2010	$ 11.23	$ 13.18	169,721.4
1/1/2011 to 12/31/2011	$ 13.18	$ 11.79	190,910.7
BlackRock Global Allocation Fund, Inc.
3/4/2005 to 12/31/2005	$ 11.20	$ 11.84	185,975.164
1/1/2006 to 12/31/2006	$ 11.84	$ 13.51	422,308.8256
1/1/2007 to 12/31/2007	$ 13.51	$ 15.52	342,340.4
1/1/2008 to 12/31/2008	$ 15.52	$ 12.13	372,531.4
1/1/2009 to 12/31/2009	$ 12.13	$ 14.52	308,811.4
1/1/2010 to 12/31/2010	$ 14.52	$ 15.70	275,739.3
1/1/2011 to 12/31/2011	$ 15.70	$ 14.88	291,013.8
BlackRock Global Opportunities Portfolio.
9/9/2011 to 12/31/2011	$ 10.00	$ 10.18	266.1

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
BlackRock Global SmallCap Fund, Inc.
3/4/2005 to 12/31/2005	$ 11.65	$ 12.57	9,856.5066
1/1/2006 to 12/31/2006	$ 12.57	$ 14.62	13,835.7113
1/1/2007 to 12/31/2007	$ 14.62	$ 16.74	6,992.6
1/1/2008 to 12/31/2008	$ 16.74	$ 10.25	4,429.7
1/1/2009 to 12/31/2009	$ 10.25	$ 13.60	4,217.2
1/1/2010 to 12/31/2010	$ 13.60	$ 15.83	4,143.2
1/1/2011 to 12/31/2011	$ 15.83	$ 13.92	4,074.5
BlackRock U.S. Government Bond Portfolio
7/15/2011 to 12/31/2011	$ 10.00	$ 10.28	13,866.7
BlackRock High Yield Bond Portfolio
9/9/2011 to 12/31/2011	$ 10.00	$ 10.17	24,855.5
BlackRock International Index Fund
3/4/2005 to 12/31/2005	$ 11.83	$ 12.72	3,541.8222
1/1/2006 to 12/31/2006	$ 12.72	$ 15.75	5,028.7117
1/1/2007 to 12/31/2007	$ 15.75	$ 17.06	4,080.4
1/1/2008 to 12/31/2008	$ 17.06	$ 9.67	2,641.2
1/1/2009 to 12/31/2009	$ 9.67	$ 12.18	1,267.7
1/1/2010 to 12/31/2010	$ 12.18	$ 12.83	1,221.8
1/1/2011 to 12/31/2011	$ 12.83	$ 11.00	1,178.8
BlackRock International Fund
8/12/2011 to 12/31/2011	$ 10.00	$ 9.18	0.0
BlackRock Large Cap Core Fund
3/4/2005 to 12/31/2005	$ 11.58	$ 12.42	22,887.7687
1/1/2006 to 12/31/2006	$ 12.42	$ 13.79	38,643.2139
1/1/2007 to 12/31/2007	$ 13.79	$ 14.23	35,861.5
1/1/2008 to 12/31/2008	$ 14.23	$ 8.75	24,258.8
1/1/2009 to 12/31/2009	$ 8.75	$ 10.38	35,357.3
1/1/2010 to 12/31/2010	$ 10.38	$ 11.34	34,415.5
1/1/2011 to 12/31/2011	$ 11.34	$ 11.16	26,844.8
BlackRock Large Cap Growth Fund
3/4/2005 to 12/31/2005	$ 11.20	$ 12.22	77,650.8275
1/1/2006 to 12/31/2006	$ 12.22	$ 12.81	9,986.9681
1/1/2007 to 12/31/2007	$ 12.81	$ 13.62	38,654.6
1/1/2008 to 12/31/2008	$ 13.62	$ 8.45	33,816.1
1/1/2009 to 12/31/2009	$ 8.45	$ 10.89	146,660.0
1/1/2010 to 12/31/2010	$ 10.89	$ 12.01	33,122.4
1/1/2011 to 12/31/2011	$ 12.01	$ 11.84	35,962.6
BlackRock Large Cap Value Fund
3/4/2005 to 12/31/2005	$ 11.68	$ 12.49	43,305.1787
1/1/2006 to 12/31/2006	$ 12.49	$ 14.23	37,780.5161
1/1/2007 to 12/31/2007	$ 14.23	$ 14.68	49,637.5
1/1/2008 to 12/31/2008	$ 14.68	$ 9.29	32,031.7
1/1/2009 to 12/31/2009	$ 9.29	$ 10.43	36,421.9
1/1/2010 to 12/31/2010	$ 10.43	$ 11.33	34,379.1
1/1/2011 to 12/31/2011	$ 11.33	$ 10.82	24,667.4
BlackRock Small Cap Index Fund
3/4/2005 to 12/31/2005	$ 11.19	$ 11.59	1,790.2979
1/1/2006 to 12/31/2006	$ 11.59	$ 13.36	2,404.6277
1/1/2007 to 12/31/2007	$ 13.36	$ 12.86	1,018.8
1/1/2008 to 12/31/2008	$ 12.86	$ 8.33	1,015.4
1/1/2009 to 12/31/2009	$ 8.33	$ 10.36	0.0
1/1/2010 to 12/31/2010	$ 10.36	$ 12.89	0.0
1/1/2011 to 12/31/2011	$ 12.89	$ 12.08	0.0

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
BlackRock S&P 500 Index Fund
3/4/2005 to 12/31/2005	$ 10.96	$ 11.16	5,331.2168
1/1/2006 to 12/31/2006	$ 11.16	$ 12.65	7,430.4771
1/1/2007 to 12/31/2007	$ 12.65	$ 13.07	7,437.3
1/1/2008 to 12/31/2008	$ 13.07	$ 8.06	11,853.7
1/1/2009 to 12/31/2009	$ 8.06	$ 9.98	9,563.3
1/1/2010 to 12/31/2010	$ 9.98	$ 11.24	8,630.7
1/1/2011 to 12/31/2011	$ 11.24	$ 11.24	17,888.2
BlackRock Low Duration Bond Portfolio
7/15/2011 to 12/31/2011	$ 10.00	$ 9.92	1,028.5
BlackRock Value Opportunities Fund, Inc.
3/4/2005 to 12/31/2005	$ 11.00	$ 11.90	571.9651
1/1/2006 to 12/31/2006	$ 11.90	$ 13.13	6,516.2672
1/1/2007 to 12/31/2007	$ 13.13	$ 12.75	3,368.4
1/1/2008 to 12/31/2008	$ 12.75	$ 7.37	2,811.6
1/1/2009 to 12/31/2009	$ 7.37	$ 9.26	2,784.0
1/1/2010 to 12/31/2010	$ 9.26	$ 11.69	2,579.1
1/1/2011 to 12/31/2011	$ 11.69	$ 11.18	2,552.0
Cohen & Steers Realty Income Fund, Inc.
3/4/2005 to 12/31/2005	$ 10.87	$ 11.77	23,011.4672
1/1/2006 to 12/31/2006	$ 11.77	$ 15.05	48,401.3435
1/1/2007 to 12/31/2007	$ 15.05	$ 11.79	36,545.0
1/1/2008 to 12/31/2008	$ 11.79	$ 7.42	2,049.7
1/1/2009 to 12/31/2009	$ 7.42	$ 10.03	1,951.3
1/1/2010 to 12/31/2010	$ 10.03	$ 12.51	1,464.2
1/1/2011 to 12/31/2011	$ 12.51	$ 13.06	137.7
Columbia Acorn USA
3/4/2005 to 12/31/2005	$ 11.61	$ 12.61	61,131.7486
1/1/2006 to 12/31/2006	$ 12.61	$ 13.40	118,462.3751
1/1/2007 to 12/31/2007	$ 13.40	$ 13.60	60,148.6
1/1/2008 to 12/31/2008	$ 13.60	$ 8.12	58,685.4
1/1/2009 to 12/31/2009	$ 8.12	$ 11.27	45,370.8
1/1/2010 to 12/31/2010	$ 11.27	$ 13.62	42,628.5
1/1/2011 to 12/31/2011	$ 13.62	$ 12.70	44,532.2
Columbia Acorn International Fund
5/1/2007 to 12/31/2007	$ 10.65	$ 11.27	6,490.1
1/1/2008 to 12/31/2008	$ 11.27	$ 5.98	10,704.2
1/1/2009 to 12/31/2009	$ 5.98	$ 8.85	8,695.5
1/1/2010 to 12/31/2010	$ 8.85	$ 10.65	75,662.8
1/1/2011 to 12/31/2011	$ 10.65	$ 8.98	78,642.9
Columbia Marsico Growth Fund
5/1/2006 to 12/31/2006	$ 10.09	$ 10.30	13,883.2453
1/1/2007 to 12/31/2007	$ 10.30	$ 11.56	264,953.3
1/1/2008 to 12/31/2008	$ 11.56	$ 6.59	255,694.4
1/1/2009 to 12/31/2009	$ 6.59	$ 8.37	42,576.3
1/1/2010 to 12/31/2010	$ 8.37	$ 9.84	35,469.6
1/1/2011 to 12/31/2011	$ 9.84	$ 9.52	23,691.3
Columbia Mid Cap Growth Fund
4/8/2011 to 12/31/2011	$ 10.00	$ 8.64	0.0
Davis New York Venture Fund, Inc.
3/4/2005 to 12/31/2005	$ 11.18	$ 11.81	64,914.76
1/1/2006 to 12/31/2006	$ 11.81	$ 13.38	169,253.8874
1/1/2007 to 12/31/2007	$ 13.38	$ 13.82	92,214.8
1/1/2008 to 12/31/2008	$ 13.82	$ 8.16	81,313.9
1/1/2009 to 12/31/2009	$ 8.16	$ 10.60	168,671.4
1/1/2010 to 12/31/2010	$ 10.60	$ 11.70	59,723.9
1/1/2011 to 12/31/2011	$ 11.70	$ 10.96	54,481.5

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Delaware Smid Cap Growth Fund
10/8/2010 to 12/31/2010	$ 10.00	$ 11.31	4,628.2
1/1/2011 to 12/31/2011	$ 11.31	$ 12.02	4,398.8
Dreyfus Appreciation Fund, Inc.
3/4/2005 to 12/31/2005	$ 11.07	$ 10.95	53,657.5293
1/1/2006 to 12/31/2006	$ 10.95	$ 12.53	98,290.6281
1/1/2007 to 12/31/2007	$ 12.53	$ 13.14	117,890.7
1/1/2008 to 12/31/2008	$ 13.14	$ 8.74	116,918.8
1/1/2009 to 12/31/2009	$ 8.74	$ 10.41	16,610.8
1/1/2010 to 12/31/2010	$ 10.41	$ 11.81	82,462.1
1/1/2011 to 12/31/2011	$ 11.81	$ 12.51	79,019.4
Eaton Vance Floating-Rate Fund
3/4/2005 to 12/31/2005	$ 10.13	$ 10.35	39,377.9884
1/1/2006 to 12/31/2006	$ 10.35	$ 10.83	114,828.9568
1/1/2007 to 12/31/2007	$ 10.83	$ 10.84	11,150.6
1/1/2008 to 12/31/2008	$ 10.84	$ 7.41	6,607.1
1/1/2009 to 12/31/2009	$ 7.41	$ 10.67	5,401.5
1/1/2010 to 12/31/2010	$ 10.67	$ 11.47	6,298.8
1/1/2011 to 12/31/2011	$ 11.47	$ 11.53	4,560.1
Eaton Vance Large-Cap Value Fund
5/1/2007 to 12/31/2007	$ 10.58	$ 10.79	81,246.3
1/1/2008 to 12/31/2008	$ 10.79	$ 6.95	59,315.9
1/1/2009 to 12/31/2009	$ 6.95	$ 8.01	139,915.3
1/1/2010 to 12/31/2010	$ 8.01	$ 8.68	210,506.6
1/1/2011 to 12/31/2011	$ 8.68	$ 8.16	198,664.3
Federated Capital Appreciation Fund
3/4/2005 to 12/31/2005	$ 11.01	$ 10.91	418.3232
1/1/2006 to 12/31/2006	$ 10.91	$ 12.46	414.7114
1/1/2007 to 12/31/2007	$ 12.46	$ 13.56	97,417.5
1/1/2008 to 12/31/2008	$ 13.56	$ 9.48	92,684.0
1/1/2009 to 12/31/2009	$ 9.48	$ 10.65	109,303.9
1/1/2010 to 12/31/2010	$ 10.65	$ 11.79	4,116.0
1/1/2011 to 12/31/2011	$ 11.79	$ 11.00	3,431.6
Federated Kaufmann Fund
3/4/2005 to 12/31/2005	$ 11.33	$ 12.44	9,151.4612
1/1/2006 to 12/31/2006	$ 12.44	$ 14.03	17,008.4879
1/1/2007 to 12/31/2007	$ 14.03	$ 16.76	46,630.3
1/1/2008 to 12/31/2008	$ 16.76	$ 9.53	30,250.0
1/1/2009 to 12/31/2009	$ 9.53	$ 12.17	27,444.0
1/1/2010 to 12/31/2010	$ 12.17	$ 14.19	13,205.6
1/1/2011 to 12/31/2011	$ 14.19	$ 12.07	7,847.5
Fidelity® Advisors Equity Growth Fund
3/4/2005 to 12/31/2005	$ 10.66	$ 11.19	0.0
1/1/2006 to 12/31/2006	$ 11.19	$ 11.73	0.0
1/1/2007 to 12/31/2007	$ 11.73	$ 14.58	0.0
1/1/2008 to 12/31/2008	$ 14.58	$ 7.61	0.0
1/1/2009 to 12/31/2009	$ 7.61	$ 9.58	0.0
1/1/2010 to 12/31/2010	$ 9.58	$ 11.65	0.0
1/1/2011 to 12/31/2011	$ 11.65	$ 11.47	0.0
Janus Forty Fund
7/6/2009 to 12/31/2009	$ 7.35	$ 10.41	141,209.1
1/1/2010 to 12/31/2010	$ 10.41	$ 10.84	14,470.4
1/1/2011 to 12/31/2011	$ 10.84	$ 9.91	27,844.1
Janus Enterprise Fund
7/6/2009 to 12/31/2009	$ 9.92	$ 12.71	15,510.9
1/1/2010 to 12/31/2010	$ 12.71	$ 15.70	4,372.3
1/1/2011 to 12/31/2011	$ 15.70	$ 15.16	6,550.4

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
JPMorgan Multi-Capital Market Neutral Fund
6/30/2006 to 12/31/2006	$ 10.33	$ 10.52	69,743.362
1/1/2007 to 12/31/2007	$ 10.52	$ 10.07	1,035.3
1/1/2008 to 12/31/2008	$ 10.07	$ 9.87	183.2
1/1/2009 to 12/31/2009	$ 9.87	$ 9.69	1,192.8
1/1/2010 to 12/31/2010	$ 9.69	$ 9.10	1,152.9
1/1/2011 to 12/31/2011	$ 9.10	$ 8.92	1,142.2
JPMorgan Small Cap Growth Fund
5/1/2007 to 12/31/2007	$ 10.19	$ 10.94	0.0
1/1/2008 to 12/31/2008	$ 10.94	$ 6.11	0.0
1/1/2009 to 12/31/2009	$ 6.11	$ 8.33	0.0
1/1/2010 to 12/31/2010	$ 8.33	$ 10.97	0.0
1/1/2011 to 12/31/2011	$ 10.97	$ 10.42	3,013.6
Lord Abbett Affiliated Fund, Inc.
3/4/2005 to 12/31/2005	$ 11.14	$ 11.23	4,787.3832
1/1/2006 to 12/31/2006	$ 11.23	$ 12.99	64,203.4036
1/1/2007 to 12/31/2007	$ 12.99	$ 13.25	72,292.8
1/1/2008 to 12/31/2008	$ 13.25	$ 8.20	51,853.2
1/1/2009 to 12/31/2009	$ 8.20	$ 9.63	1,660.6
1/1/2010 to 12/31/2010	$ 9.63	$ 10.84	1,642.3
1/1/2011 to 12/31/2011	$ 10.84	$ 9.83	1,618.2
Lord Abbett Bond-Debenture Fund, Inc.
3/4/2005 to 12/31/2005	$ 10.44	$ 10.38	12,589.5859
1/1/2006 to 12/31/2006	$ 10.38	$ 11.23	17,228.2462
1/1/2007 to 12/31/2007	$ 11.23	$ 11.64	15,730.4
1/1/2008 to 12/31/2008	$ 11.64	$ 9.13	13,436.0
1/1/2009 to 12/31/2009	$ 9.13	$ 12.18	12.957.9
1/1/2010 to 12/31/2010	$ 12.18	$ 13.54	12,498.3
1/1/2011 to 12/31/2011	$ 13.54	$ 13.84	10,105.9
Lord Abbett Mid Cap Stock Fund, Inc.(1)
3/4/2005 to 12/31/2005	$ 11.46	$ 12.00	21,810.1151
1/1/2006 to 12/31/2006	$ 12.00	$ 13.27	37,402.943
1/1/2007 to 12/31/2007	$ 13.27	$ 13.13	60,122.5
1/1/2008 to 12/31/2008	$ 13.13	$ 7.82	30,469.9
1/1/2009 to 12/31/2009	$ 7.82	$ 9.75	24,250.0
1/1/2010 to 12/31/2010	$ 9.75	$ 12.05	20,716.4
1/1/2011 to 12/31/2011	$ 12.05	$ 11.39	17,817.4
Ready Assets Prime Money Fund
3/4/2005 to 12/31/2005	$ 10.00	$ 10.09	5,046.5256
1/1/2006 to 12/31/2006	$ 10.09	$ 10.37	64,190.755
1/1/2007 to 12/31/2007	$ 10.37	$ 10.70	33,681.4
1/1/2008 to 12/31/2008	$ 10.70	$ 10.80	47,062.0
1/1/2009 to 12/31/2009	$ 10.80	$ 10.66	30,807.4
1/1/2010 to 12/31/2010	$ 10.66	$ 10.49	25,231.8
1/1/2011 to 12/31/2011	$ 10.49	$ 10.32	41,105.0
Managers Cadence Capital Appreciation Fund
6/30/2009 to 12/31/2009	$ 10.00	$ 7.88	0.0
1/1/2010 to 12/31/2010	$ 7.88	$ 8.97	0.0
1/1/2011 to 12/31/2011	$ 8.97	$ 8.56	0.0
Oppenheimer Capital Appreciation Fund
3/4/2005 to 12/31/2005	$ 10.73	$ 11.13	6,990.5356
1/1/2006 to 12/31/2006	$ 11.13	$ 11.77	2,339.4821
1/1/2007 to 12/31/2007	$ 11.77	$ 13.18	2,160.0
1/1/2008 to 12/31/2008	$ 13.18	$ 7.02	2,354.6
1/1/2009 to 12/31/2009	$ 7.02	$ 9.91	2,068.0
1/1/2010 to 12/31/2010	$ 9.91	$ 10.65	1,999.7
1/1/2011 to 12/31/2011	$ 10.65	$ 10.32	1,831.7

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Oppenheimer Main Street Fund®
3/4/2005 to 12/31/2005	$ 10.95	$ 11.28	992.3654
1/1/2006 to 12/31/2006	$ 11.28	$ 12.75	1,063.1234
1/1/2007 to 12/31/2007	$ 12.75	$ 13.08	1,675.9
1/1/2008 to 12/31/2008	$ 13.08	$ 7.88	885.2
1/1/2009 to 12/31/2009	$ 7.88	$ 9.99	880.5
1/1/2010 to 12/31/2010	$ 9.99	$ 11.38	871.3
1/1/2011 to 12/31/2011	$ 11.38	$ 11.18	830.8
Oppenheimer Main Street Small - & Mid-Cap Fund®
3/4/2005 to 12/31/2005	$ 11.51	$ 12.35	5,621.3764
1/1/2006 to 12/31/2006	$ 12.35	$ 13.94	4,938.175
1/1/2007 to 12/31/2007	$ 13.94	$ 13.50	9,933.5
1/1/2008 to 12/31/2008	$ 13.50	$ 8.20	12,646.5
1/1/2009 to 12/31/2009	$ 8.20	$ 11.05	10,600.1
1/1/2010 to 12/31/2010	$ 11.05	$ 13.40	9,186.1
1/1/2011 to 12/31/2011	$ 13.40	$ 12.84	6,448.1
PIMCO CommodityRealReturn® Strategy Fund
3/4/2005 to 12/31/2005	$ 10.58	$ 11.44	51,204.5718
1/1/2006 to 12/31/2006	$ 11.44	$ 10.87	121,027.8317
1/1/2007 to 12/31/2007	$ 10.87	$ 13.18	125,116.7
1/1/2008 to 12/31/2008	$ 13.18	$ 7.30	110,385.7
1/1/2009 to 12/31/2009	$ 7.30	$ 10.02	84,600.4
1/1/2010 to 12/31/2010	$ 10.02	$ 12.18	78,898.5
1/1/2011 to 12/31/2011	$ 12.18	$ 11.02	70,385.6
PIMCO Low Duration Fund
5/1/2007 to 12/31/2007	$ 10.02	$ 10.50	613.4
1/1/2008 to 12/31/2008	$ 10.50	$ 10.16	1,966.3
1/1/2009 to 12/31/2009	$ 10.16	$ 11.29	11,743.7
1/1/2010 to 12/31/2010	$ 11.29	$ 11.62	66,332.2
1/1/2011 to 12/31/2011	$ 11.62	$ 11.59	60,766.3
PIMCO Real Return Fund
3/4/2005 to 12/31/2005	$ 10.22	$ 10.30	6,593.2861
1/1/2006 to 12/31/2006	$ 10.30	$ 10.12	8,822.7664
1/1/2007 to 12/31/2007	$ 10.12	$ 11.07	138,403.1
1/1/2008 to 12/31/2008	$ 11.07	$ 10.14	128,410.2
1/1/2009 to 12/31/2009	$ 10.14	$ 11.82	84,804.5
1/1/2010 to 12/31/2010	$ 11.82	$ 12.49	93,690.3
1/1/2011 to 12/31/2011	$ 12.49	$ 13.66	78,931.6
PIMCO Total Return Fund
3/4/2005 to 12/31/2005	$ 10.06	$ 10.16	123,199.4261
1/1/2006 to 12/31/2006	$ 10.16	$ 10.36	297,641.5184
1/1/2007 to 12/31/2007	$ 10.36	$ 11.07	420,719.3
1/1/2008 to 12/31/2008	$ 11.07	$ 11.36	460,920.8
1/1/2009 to 12/31/2009	$ 11.36	$ 12.68	378,090.2
1/1/2010 to 12/31/2010	$ 12.68	$ 13.52	303,687.3
1/1/2011 to 12/31/2011	$ 13.52	$ 13.81	267,913.5
Pioneer Fund
3/4/2005 to 12/31/2005	$ 11.12	$ 11.44	32,818.649
1/1/2006 to 12/31/2006	$ 11.44	$ 13.11	161,341.8009
1/1/2007 to 12/31/2007	$ 13.11	$ 13.50	6,693.4
1/1/2008 to 12/31/2008	$ 13.50	$ 8.72	4,314.4
1/1/2009 to 12/31/2009	$ 8.72	$ 10.66	411.4
1/1/2010 to 12/31/2010	$ 10.66	$ 12.14	795.9
1/1/2011 to 12/31/2011	$ 12.14	$ 11.40	3,389.6

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Pioneer High Yield Fund
3/4/2005 to 12/31/2005	$ 10.43	$ 10.38	13,794.7337
1/1/2006 to 12/31/2006	$ 10.38	$ 11.30	20,021.2959
1/1/2007 to 12/31/2007	$ 11.30	$ 11.90	17,979.9
1/1/2008 to 12/31/2008	$ 11.90	$ 7.37	8,366.9
1/1/2009 to 12/31/2009	$ 7.37	$ 11.77	24,074.0
1/1/2010 to 12/31/2010	$ 11.77	$ 13.62	5,826.0
1/1/2011 to 12/31/2011	$ 13.62	$ 13.17	6,851.8
Pioneer Emerging Markets Fund
5/1/2006 to 12/31/2006	$ 11.03	$ 11.91	1,642.1926
1/1/2007 to 12/31/2007	$ 11.91	$ 16.63	8,714.4
1/1/2008 to 12/31/2008	$ 16.63	$ 6.71	11,797.2
1/1/2009 to 12/31/2009	$ 6.71	$ 11.46	31,789.6
1/1/2010 to 12/31/2010	$ 11.46	$ 13.10	11,166.9
1/1/2011 to 12/31/2011	$ 13.10	$ 9.77	11,664.8
Pioneer Real Estate Shares Fund
5/1/2008 to 12/31/2008	$ 11.57	$ 6.32	23,474.2
1/1/2009 to 12/31/2009	$ 6.32	$ 8.09	22,140.7
1/1/2010 to 12/31/2010	$ 8.09	$ 10.21	3,158.3
1/1/2011 to 12/31/2011	$ 10.21	$ 10.95	3,892.2
Pioneer Growth Opportunities Fund
8/28/2009 to 12/31/2009	$ 10.53	$ 11.32	7,711.0
1/1/2010 to 12/31/2010	$ 11.32	$ 13.32	7,620.5
1/1/2011 to 12/31/2011	$ 13.32	$ 12.78	7,537.1
Templeton Foreign Fund
3/4/2005 to 12/31/2005	$ 11.71	$ 12.37	43,374.5335
1/1/2006 to 12/31/2006	$ 12.37	$ 14.60	57,524.165
1/1/2007 to 12/31/2007	$ 14.60	$ 16.85	15,763.1
1/1/2008 to 12/31/2008	$ 16.85	$ 8.94	11,816.9
1/1/2009 to 12/31/2009	$ 8.94	$ 13.17	11,647.1
1/1/2010 to 12/31/2010	$ 13.17	$ 14.07	191,056.7
1/1/2011 to 12/31/2011	$ 14.07	$ 12.08	180,386.9
Templeton Growth Fund, Inc.
3/4/2005 to 12/31/2005	$ 11.51	$ 11.90	17,577.7089
1/1/2006 to 12/31/2006	$ 11.90	$ 14.27	13,665.0895
1/1/2007 to 12/31/2007	$ 14.27	$ 14.35	11,571.6
1/1/2008 to 12/31/2008	$ 14.35	$ 7.98	6,923.3
1/1/2009 to 12/31/2009	$ 7.98	$ 10.28	6,634.9
1/1/2010 to 12/31/2010	$ 10.28	$ 10.88	6,831.4
1/1/2011 to 12/31/2011	$ 10.88	$ 10.02	9,055.9
TA WMC Diversified Growth(2)
5/1/2008 to 12/31/2008	$ 10.84	$ 6.20	0.0
1/1/2009 to 12/31/2009	$ 6.20	$ 7.89	0.0
1/1/2010 to 12/31/2010	$ 7.89	$ 9.07	233,932.0
1/1/2011 to 12/31/2011	$ 9.07	$ 8.52	242,441.2

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
TA Flexible Income(3)
11/12/2009 to 12/31/2009	$ 0.00	$ 1.02	0.0
1/1/2010 to 12/31/2010	$ 1.02	$ 1.13	0.0
1/1/2011 to 12/31/2011	$ 1.13	$ 1.15	35,681.7
TA Growth Opportunities(4)
5/1/2008 to 12/31/2008	$ 10.65	$ 6.73	0.0
1/1/2009 to 12/31/2009	$ 6.73	$ 8.95	0.0
1/1/2010 to 12/31/2010	$ 8.95	$ 11.87	67,566.6
1/1/2011 to 12/31/2011	$ 11.87	$ 10.55	67,827.0
TA Small/Mid Cap Value(5)
5/1/2008 to 12/31/2008	$ 10.39	$ 6.31	349.9
1/1/2009 to 12/31/2009	$ 6.31	$ 8.86	5,186.4
1/1/2010 to 12/31/2010	$ 8.86	$ 11.28	25,172.3
1/1/2011 to 12/31/2011	$ 11.28	$ 10.74	26,524.7
Invesco Van Kampen Comstock Fund
3/4/2005 to 12/31/2005	$ 11.01	$ 11.18	43,805.9061
1/1/2006 to 12/31/2006	$ 11.18	$ 12.77	9,303.1165
1/1/2007 to 12/31/2007	$ 12.77	$ 12.32	11,940.9
1/1/2008 to 12/31/2008	$ 12.32	$ 7.78	9,120.6
1/1/2009 to 12/31/2009	$ 7.78	$ 9.91	6,194.2
1/1/2010 to 12/31/2010	$ 9.91	$ 11.27	152,889.7
1/1/2011 to 12/31/2011	$ 11.27	$ 10.87	171,508.3

Class C

(if you purchased your contract after June 23, 2008)

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Invesco Van Kampen Value Opportunities
5/20/2011 to 12/31/2011	$ 1.00	$ 0.91	1,430.3
Invesco Mid Cap Core Equity Fund
6/23/2008 to 12/31/2008	$ 12.92	$ 9.58	2,156.6
1/1/2009 to 12/31/2009	$ 9.58	$ 12.26	13,280.1
1/1/2010 to 12/31/2010	$ 12.26	$ 13.56	2,947.7
1/1/2011 to 12/31/2011	$ 13.56	$ 12.50	2,447.5
AllianceBernstein International Value Fund
6/23/2008 to 12/31/2008	$ 8.95	$ 4.75	1,775.2
1/1/2009 to 12/31/2009	$ 4.75	$ 6.26	8,450.3
1/1/2010 to 12/31/2010	$ 6.26	$ 6.37	9,182.9
1/1/2011 to 12/31/2011	$ 6.37	$ 5.00	8,115.6
AllianceBernstein Small/Mid Cap Value Fund
6/23/2008 to 12/31/2008	$ 12.74	$ 8.52	3,503.3
1/1/2009 to 12/31/2009	$ 8.52	$ 11.88	720.9
1/1/2010 to 12/31/2010	$ 11.88	$ 14.77	591.8
1/1/2011 to 12/31/2011	$ 14.77	$ 13.31	4,695.4
AllianceBernstein Value Fund
6/23/2008 to 12/31/2008	$ 10.55	$ 7.21	0.0
1/1/2009 to 12/31/2009	$ 7.21	$ 8.43	0.0
1/1/2010 to 12/31/2010	$ 8.43	$ 9.24	0.0
1/1/2011 to 12/31/2011	$ 9.24	$ 8.72	0.0
Allianz NFJ Dividend Value Fund
6/23/2008 to 12/31/2008	$ 9.33	$ 6.42	0.0
1/1/2009 to 12/31/2009	$ 6.42	$ 7.12	25,969.0
1/1/2010 to 12/31/2010	$ 7.12	$ 7.92	25,192.9
1/1/2011 to 12/31/2011	$ 7.92	$ 8.03	42,847.9
Allianz NFJ Small-Cap Value Fund
6/23/2008 to 12/31/2008	$ 14.84	$ 10.65	2,175.9
1/1/2009 to 12/31/2009	$ 10.65	$ 12.97	6,283.0
1/1/2010 to 12/31/2010	$ 12.97	$ 15.93	5,640.3
1/1/2011 to 12/31/2011	$ 15.93	$ 16.00	1,273.2
Allianz NFJ Mid-Cap Value Fund
6/23/2008 to 12/31/2008	$ 11.22	$ 7.21	0.0
1/1/2009 to 12/31/2009	$ 7.21	$ 9.47	0.0
1/1/2010 to 12/31/2010	$ 9.47	$ 11.21	0.0
1/1/2011 to 12/31/2011	$ 11.21	$ 10.89	0.0
American Century Equity Income Fund
6/23/2008 to 12/31/2008	$ 11.39	$ 9.80	0.0
1/1/2009 to 12/31/2009	$ 9.80	$ 10.79	0.0
1/1/2010 to 12/31/2010	$ 10.79	$ 11.99	0.0
1/1/2011 to 12/31/2011	$ 11.99	$ 12.17	0.0
American Century Ultra® Fund
6/23/2008 to 12/31/2008	$ 11.06	$ 7.09	0.0
1/1/2009 to 12/31/2009	$ 7.09	$ 9.42	0.0
1/1/2010 to 12/31/2010	$ 9.42	$ 10.77	0.0
1/1/2011 to 12/31/2011	$ 10.77	$ 10.69	0.0
American Funds® – Bond Fund of AmericaSM
6/23/2008 to 12/31/2008	$ 10.58	$ 9.32	20,512.2
1/1/2009 to 12/31/2009	$ 9.32	$ 10.53	45,349.2
1/1/2010 to 12/31/2010	$ 10.53	$ 11.11	2,474.2
1/1/2011 to 12/31/2011	$ 11.11	$ 11.63	0.0

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
American Funds® – EuroPacific Growth Fund®
6/23/2008 to 12/31/2008	$ 16.90	$ 11.02	20,590.6
1/1/2009 to 12/31/2009	$ 11.02	$ 15.08	57,329.7
1/1/2010 to 12/31/2010	$ 15.08	$ 16.22	5,579.2
1/1/2011 to 12/31/2011	$ 16.22	$ 13.78	0.0
American Funds® – Growth Fund of America®
6/23/2008 to 12/31/2008	$ 13.78	$ 8.74	20,924.0
1/1/2009 to 12/31/2009	$ 8.74	$ 11.56	23,175.6
1/1/2010 to 12/31/2010	$ 11.56	$ 12.77	26,540.8
1/1/2011 to 12/31/2011	$ 12.77	$ 11.95	0.0
American Funds® – Income Fund of America®
6/23/2008 to 12/31/2008	$ 12.00	$ 9.17	6,277.4
1/1/2009 to 12/31/2009	$ 9.17	$ 11.22	7,523.1
1/1/2010 to 12/31/2010	$ 11.22	$ 12.35	7,320.1
1/1/2011 to 12/31/2011	$ 12.35	$ 12.82	1,177.6
American Funds® – Investment Company of America®
6/23/2008 to 12/31/2008	$ 11.96	$ 8.56	1,201.9
1/1/2009 to 12/31/2009	$ 8.56	$ 10.71	1,162.7
1/1/2010 to 12/31/2010	$ 10.71	$ 11.66	1,147.7
1/1/2011 to 12/31/2011	$ 11.66	$ 11.26	0.0
BlackRock Basic Value Fund, Inc.
6/23/2008 to 12/31/2008	$ 11.76	$ 8.18	8,622.7
1/1/2009 to 12/31/2009	$ 8.18	$ 10.50	45,998.2
1/1/2010 to 12/31/2010	$ 10.50	$ 11.63	0.0
1/1/2011 to 12/31/2011	$ 11.63	$ 11.09	0.0
BlackRock Total Return Portfolio
6/23/2008 to 12/31/2008	$ 10.28	$ 9.18	122.7
1/1/2009 to 12/31/2009	$ 9.18	$ 10.46	3,361.9
1/1/2010 to 12/31/2010	$ 10.46	$ 11.28	3,291.9
1/1/2011 to 12/31/2011	$ 11.28	$ 11.57	2,344.9
BlackRock Capital Appreciation Fund, Inc.
6/23/2008 to 12/31/2008	$ 12.88	$ 8.32	21,227.6
1/1/2009 to 12/31/2009	$ 8.32	$ 11.17	48,215.2
1/1/2010 to 12/31/2010	$ 11.17	$ 13.10	62,364.7
1/1/2011 to 12/31/2011	$ 13.10	$ 11.71	80,182.7
BlackRock Global Allocation Fund, Inc.
6/23/2008 to 12/31/2008	$ 15.02	$ 12.08	14,147.6
1/1/2009 to 12/31/2009	$ 12.08	$ 14.45	120,893.6
1/1/2010 to 12/31/2010	$ 14.45	$ 15.61	135,234.7
1/1/2011 to 12/31/2011	$ 15.61	$ 14.78	121,888.5
BlackRock Global Opportunities Portfolio
9/9/2011 to 12/31/2011	$ 10.00	$ 10.18	739.1
BlackRock Global SmallCap Fund, Inc.
6/23/2008 to 12/31/2008	$ 16.07	$ 10.21	0.0
1/1/2009 to 12/31/2009	$ 10.21	$ 13.52	0.0
1/1/2010 to 12/31/2010	$ 13.52	$ 15.73	0.0
1/1/2011 to 12/31/2011	$ 15.73	$ 13.82	0.0

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
BlackRock U.S. Government Bond Portfolio
7/15/2011 to 12/31/2011	$ 10.00	$ 10.28	6,134.5
BlackRock High Yield Bond Portfolio
9/9/2011 to 12/31/2011	$ 10.00	$ 10.17	15,401.6
BlackRock International Index Fund
6/23/2008 to 12/31/2008	$ 15.10	$ 9.63	0.0
1/1/2009 to 12/31/2009	$ 9.63	$ 12.11	0.0
1/1/2010 to 12/31/2010	$ 12.11	$ 12.75	0.0
1/1/2011 to 12/31/2011	$ 12.75	$ 10.93	0.0
BlackRock International Fund
8/12/2011 to 12/31/2011	$ 10.00	$ 9.18	5,109.2
BlackRock Low Duration Bond Portfolio
7/15/2011 to 12/31/2011	$ 10.00	$ 9.91	0.0
BlackRock Large Cap Core Fund
6/23/2008 to 12/31/2008	$ 12.24	$ 8.72	8,465.4
1/1/2009 to 12/31/2009	$ 8.72	$ 10.32	11,010.7
1/1/2010 to 12/31/2010	$ 10.32	$ 11.27	11,029.0
1/1/2011 to 12/31/2011	$ 11.27	$ 11.08	10,695.3
BlackRock Large Cap Growth Fund
6/23/2008 to 12/31/2008	$ 11.99	$ 8.42	273.9
1/1/2009 to 12/31/2009	$ 8.42	$ 10.84	49,102.9
1/1/2010 to 12/31/2010	$ 10.84	$ 11.93	5,070.1
1/1/2011 to 12/31/2011	$ 11.93	$ 11.75	2,558.2
BlackRock Large Cap Value Fund
6/23/2008 to 12/31/2008	$ 13.07	$ 9.25	0.0
1/1/2009 to 12/31/2009	$ 9.25	$ 10.38	5,921.3
1/1/2010 to 12/31/2010	$ 10.38	$ 11.26	7,059.6
1/1/2011 to 12/31/2011	$ 11.26	$ 10.75	8,344.5
BlackRock Small Cap Index Fund
6/23/2008 to 12/31/2008	$ 11.98	$ 8.30	0.0
1/1/2009 to 12/31/2009	$ 8.30	$ 10.31	0.0
1/1/2010 to 12/31/2010	$ 10.31	$ 12.81	0.0
1/1/2011 to 12/31/2011	$ 12.81	$ 11.99	0.0
BlackRock S&P 500 Index Fund
6/23/2008 to 12/31/2008	$ 11.68	$ 8.03	0.0
1/1/2009 to 12/31/2009	$ 8.03	$ 9.93	2,189.8
1/1/2010 to 12/31/2010	$ 9.93	$ 11.17	2,163.8
1/1/2011 to 12/31/2011	$ 11.17	$ 11.16	1,894.0
BlackRock Value Opportunities Fund, Inc.
6/23/2008 to 12/31/2008	$ 11.93	$ 7.34	0.0
1/1/2009 to 12/31/2009	$ 7.34	$ 9.21	0.0
1/1/2010 to 12/31/2010	$ 9.21	$ 11.62	0.0
1/1/2011 to 12/31/2011	$ 11.62	$ 11.10	0.0
Cohen & Steers Realty Income Fund, Inc.
6/23/2008 to 12/31/2008	$ 11.55	$ 7.39	0.0
1/1/2009 to 12/31/2009	$ 7.39	$ 9.98	0.0
1/1/2010 to 12/31/2010	$ 9.98	$ 12.43	0.0
1/1/2011 to 12/31/2011	$ 12.43	$ 12.96	0.0
Columbia Acorn USA
6/23/2008 to 12/31/2008	$ 12.86	$ 8.08	2,833.1
1/1/2009 to 12/31/2009	$ 8.08	$ 11.21	11,838.0
1/1/2010 to 12/31/2010	$ 11.21	$ 13.53	11,707.2
1/1/2011 to 12/31/2011	$ 13.53	$ 12.61	16,075.5

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Columbia Acorn International Fund
6/23/2008 to 12/31/2008	$ 10.32	$ 5.97	0.0
1/1/2009 to 12/31/2009	$ 5.97	$ 8.83	11,050.3
1/1/2010 to 12/31/2010	$ 8.83	$ 10.61	35,084.4
1/1/2011 to 12/31/2011	$ 10.61	$ 8.93	35,877.9
Columbia Marsico Growth Fund
6/23/2008 to 12/31/2008	$ 10.18	$ 6.57	34,531.1
1/1/2009 to 12/31/2009	$ 6.57	$ 8.34	41,240.2
1/1/2010 to 12/31/2010	$ 8.34	$ 9.8	43,511.3
1/1/2011 to 12/31/2011	$ 9.8	$ 9.46	28,869.7
Columbia Mid Cap Growth Fund
4/8/2011 to 12/31/2011	$ 10.00	$ 8.64	0.0
Davis New York Venture Fund, Inc.
6/23/2008 to 12/31/2008	$ 12.41	$ 8.12	9,111.8
1/1/2009 to 12/31/2009	$ 8.12	$ 10.55	69,467.4
1/1/2010 to 12/31/2010	$ 10.55	$ 11.63	24,333.4
1/1/2011 to 12/31/2011	$ 11.63	$ 10.89	19,453.2
Delaware Smid Cap Growth Fund
10/8/2010 to 12/31/2010	$ 10.00	$ 11.31	0.0
1/1/2011 to 12/31/2011	$ 11.31	$ 12.01	0.0
Dreyfus Appreciation Fund, Inc.
6/23/2008 to 12/31/2008	$ 12.10	$ 8.70	16,815.0
1/1/2009 to 12/31/2009	$ 8.70	$ 10.36	2,814.1
1/1/2010 to 12/31/2010	$ 10.36	$ 11.74	33,568.8
1/1/2011 to 12/31/2011	$ 11.74	$ 12.42	48,624.3
Eaton Vance Floating-Rate Fund
6/23/2008 to 12/31/2008	$ 10.62	$ 7.38	0.0
1/1/2009 to 12/31/2009	$ 7.38	$ 10.61	12,231.4
1/1/2010 to 12/31/2010	$ 10.61	$ 11.40	12,025.3
1/1/2011 to 12/31/2011	$ 11.40	$ 11.45	11,657.9
Eaton Vance Large-Cap Value Fund
6/23/2008 to 12/31/2008	$ 10.16	$ 6.94	13,114.6
1/1/2009 to 12/31/2009	$ 6.94	$ 7.99	64,492.5
1/1/2010 to 12/31/2010	$ 7.99	$ 8.64	98,158.3
1/1/2011 to 12/31/2011	$ 8.64	$ 8.12	91,644.1
Federated Capital Appreciation Fund
6/23/2008 to 12/31/2008	$ 12.81	$ 9.44	15,505.7
1/1/2009 to 12/31/2009	$ 9.44	$ 10.59	42,783.8
1/1/2010 to 12/31/2010	$ 10.59	$ 11.72	0.0
1/1/2011 to 12/31/2011	$ 11.72	$ 10.92	0.0
Federated Kaufmann Fund
6/23/2008 to 12/31/2008	$ 14.69	$ 9.49	2,969.3
1/1/2009 to 12/31/2009	$ 9.49	$ 12.10	7,534.5
1/1/2010 to 12/31/2010	$ 12.10	$ 14.11	2,157.6
1/1/2011 to 12/31/2011	$ 14.11	$ 11.98	2,150.9
Fidelity® Advisor Equity Growth Fund
6/23/2008 to 12/31/2008	$ 13.27	$ 7.58	0.0
1/1/2009 to 12/31/2009	$ 7.58	$ 9.53	0.0
1/1/2010 to 12/31/2010	$ 9.53	$ 11.58	0.0
1/1/2011 to 12/31/2011	$ 11.58	$ 11.38	0.0
Janus Forty Fund
7/6/2009 to 12/31/2009	$ 7.34	$ 10.38	77,236.1
1/1/2010 to 12/31/2010	$ 10.38	$ 10.80	31,214.8
1/1/2011 to 12/31/2011	$ 10.80	$ 9.86	16,839.0

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Janus Enterprise Fund
7/6/2009 to 12/31/2009	$ 9.92	$ 12.70	8,568.1
1/1/2010 to 12/31/2010	$ 12.70	$ 15.68	3,539.4
1/1/2011 to 12/31/2011	$ 15.68	$ 15.12	3,757.2
JPMorgan Multi-Capital Market Neutral Fund
6/23/2008 to 12/31/2008	$ 10.06	$ 9.85	0.0
1/1/2009 to 12/31/2009	$ 9.85	$ 9.65	706.6
1/1/2010 to 12/31/2010	$ 9.65	$ 9.06	823.3
1/1/2011 to 12/31/2011	$ 9.06	$ 8.87	300.5
JPMorgan Small Cap Growth Fund
6/23/2008 to 12/31/2008	$ 9.45	$ 6.09	2,434.4
1/1/2009 to 12/31/2009	$ 6.09	$ 8.31	2,526.3
1/1/2010 to 12/31/2010	$ 8.31	$ 10.93	2,103.8
1/1/2011 to 12/31/2011	$ 10.93	$ 10.37	4,147.0
Lord Abbett Affiliated Fund, Inc.
6/23/2008 to 12/31/2008	$ 11.46	$ 8.16	8,643.9
1/1/2009 to 12/31/2009	$ 8.16	$ 9.58	0.0
1/1/2010 to 12/31/2010	$ 9.58	$ 10.77	0.0
1/1/2011 to 12/31/2011	$ 10.77	$ 9.76	0.0
Lord Abbett Bond-Debenture Fund, Inc.
6/23/2008 to 12/31/2008	$ 11.48	$ 9.09	0.0
1/1/2009 to 12/31/2009	$ 9.09	$ 12.11	11,306.6
1/1/2010 to 12/31/2010	$ 12.11	$ 13.45	10,708.6
1/1/2011 to 12/31/2011	$ 13.45	$ 13.74	9,863.1
Lord Abbett Mid Cap Stock Fund, Inc.(1)
6/23/2008 to 12/31/2008	$ 11.62	$ 7.79	0.0
1/1/2009 to 12/31/2009	$ 7.79	$ 9.70	3,567.8
1/1/2010 to 12/31/2010	$ 9.70	$ 11.98	3,630.6
1/1/2011 to 12/31/2011	$ 11.98	$ 11.31	10,281.2
Ready Assets Prime Money Fund
6/23/2008 to 12/31/2008	$ 10.73	$ 10.76	5,536.9
1/1/2009 to 12/31/2009	$ 10.76	$ 10.60	7,895.6
1/1/2010 to 12/31/2010	$ 10.60	$ 10.42	8,392.4
1/1/2011 to 12/31/2011	$ 10.42	$ 10.25	3,124.0
Managers Cadence Capital Appreciation Fund
6/30/2009 to 12/31/2009	$ 10.00	$ 7.85	0.0
1/1/2010 to 12/31/2010	$ 7.85	$ 8.92	0.0
1/1/2011 to 12/31/2011	$ 8.92	$ 8.51	0.0
Oppenheimer Capital Appreciation Fund
6/23/2008 to 12/31/2008	$ 12.35	$ 6.99	0.0
1/1/2009 to 12/31/2009	$ 6.99	$ 9.86	0.0
1/1/2010 to 12/31/2010	$ 9.86	$ 10.58	0.0
1/1/2011 to 12/31/2011	$ 10.58	$ 10.24	0.0
Oppenheimer Main Street Fund®
6/23/2008 to 12/31/2008	$ 11.99	$ 7.85	0.0
1/1/2009 to 12/31/2009	$ 7.85	$ 9.94	0.0
1/1/2010 to 12/31/2010	$ 9.94	$ 11.31	0.0
1/1/2011 to 12/31/2011	$ 11.31	$ 11.10	0.0

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Oppenheimer Main Street Small - & Mid-Cap Fund®
6/23/2008 to 12/31/2008	$ 12.63	$ 8.17	0.0
1/1/2009 to 12/31/2009	$ 8.17	$ 10.99	550.4
1/1/2010 to 12/31/2010	$ 10.99	$ 13.31	560.3
1/1/2011 to 12/31/2011	$ 13.31	$ 12.74	913.9
PIMCO CommodityRealReturn® Strategy Fund
6/23/2008 to 12/31/2008	$ 16.58	$ 7.27	7,416.2
1/1/2009 to 12/31/2009	$ 7.27	$ 9.97	22,063.3
1/1/2010 to 12/31/2010	$ 9.97	$ 12.11	19.977.2
1/1/2011 to 12/31/2011	$ 12.11	$ 10.94	18,617.0
PIMCO Low Duration Fund
6/23/2008 to 12/31/2008	$ 10.47	$ 10.14	0.0
1/1/2009 to 12/31/2009	$ 10.14	$ 11.26	2,040.4
1/1/2010 to 12/31/2010	$ 11.26	$ 11.57	28,896.0
1/1/2011 to 12/31/2011	$ 11.57	$ 11.53	28,700.9
PIMCO Real Return Fund
6/23/2008 to 12/31/2008	$ 11.22	$ 10.10	21,040.8
1/1/2009 to 12/31/2009	$ 10.10	$ 11.76	42,188.8
1/1/2010 to 12/31/2010	$ 11.76	$ 12.41	48,116.7
1/1/2011 to 12/31/2011	$ 12.41	$ 13.56	43,039.8
PIMCO Total Return Fund
6/23/2008 to 12/31/2008	$ 11.05	$ 11.31	82,550.0
1/1/2009 to 12/31/2009	$ 11.31	$ 12.61	223,501.0
1/1/2010 to 12/31/2010	$ 12.61	$ 13.44	189,497.9
1/1/2011 to 12/31/2011	$ 13.44	$ 13.71	180,523.6
Pioneer Fund
6/23/2008 to 12/31/2008	$ 12.39	$ 8.68	2,356.9
1/1/2009 to 12/31/2009	$ 8.68	$ 10.60	2,403.3
1/1/2010 to 12/31/2010	$ 10.60	$ 12.07	2,280.6
1/1/2011 to 12/31/2011	$ 12.07	$ 11.32	2,274.3
Pioneer High Yield Fund
6/23/2008 to 12/31/2008	$ 11.69	$ 7.34	0.0
1/1/2009 to 12/31/2009	$ 7.34	$ 11.70	8,949.9
1/1/2010 to 12/31/2010	$ 11.70	$ 13.53	1,400.3
1/1/2011 to 12/31/2011	$ 13.53	$ 13.08	7,791.9
Pioneer Emerging Markets Fund
6/23/2008 to 12/31/2008	$ 14.63	$ 6.69	0.0
1/1/2009 to 12/31/2009	$ 6.69	$ 11.41	12,472.2
1/1/2010 to 12/31/2010	$ 11.41	$ 13.03	4,458.1
1/1/2011 to 12/31/2011	$ 13.03	$ 9.71	8,152.4
Pioneer Real Estate Shares Fund
6/23/2008 to 12/31/2008	$ 10.26	$ 6.31	3,627.1
1/1/2009 to 12/31/2009	$ 6.31	$ 8.08	8,729.9
1/1/2010 to 12/31/2010	$ 8.08	$ 10.19	755.3
1/1/2011 to 12/31/2011	$ 10.19	$ 10.91	1,290.0
Pioneer Growth Opportunities Fund
8/28/2009 to 12/31/2009	$ 10.53	$ 11.31	0.0
1/1/2010 to 12/31/2010	$ 11.31	$ 13.30	0.0
1/1/2011 to 12/31/2011	$ 13.30	$ 12.75	0.0

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Templeton Foreign Fund
6/23/2008 to 12/31/2008	$ 14.33	$ 8.90	3,272.9
1/1/2009 to 12/31/2009	$ 8.90	$ 13.10	10,304.8
1/1/2010 to 12/31/2010	$ 13.10	$ 13.98	77,334.5
1/1/2011 to 12/31/2011	$ 13.98	$ 12.00	77,172.3
Templeton Growth Fund, Inc.
6/23/2008 to 12/31/2008	$ 12.13	$ 7.95	0.0
1/1/2009 to 12/31/2009	$ 7.95	$ 10.22	0.0
1/1/2010 to 12/31/2010	$ 10.22	$ 10.81	0.0
1/1/2011 to 12/31/2011	$ 10.81	$ 9.95	0.0
TA WMC Diversified Growth(2)
6/23/2008 to 12/31/2008	$ 10.24	$ 6.20	0.0
1/1/2009 to 12/31/2009	$ 6.20	$ 7.88	0.0
1/1/2010 to 12/31/2010	$ 7.88	$ 9.05	100,642.0
1/1/2011 to 12/31/2011	$ 9.05	$ 8.49	107,790.3
TA Flexible Income(3)
11/12/2009 to 12/31/2009	$ 0.0	$ 1.02	6,949.9
1/1/2010 to 12/31/2010	$ 1.02	$ 1.12	6,610.7
1/1/2011 to 12/31/2011	$ 1.12	$ 1.15	11,917.0
TA Growth Opportunities(9[4]
6/23/2008 to 12/31/2008	$ 10.39	$ 6.72	0.0
1/1/2009 to 12/31/2009	$ 6.72	$ 8.93	0.0
1/1/2010 to 12/31/2010	$ 8.93	$ 11.83	26,460.0
1/1/2011 to 12/31/2011	$ 11.83	$ 10.51	26,913.4
TA Small/Mid Cap Value(5)
6/23/2008 to 12/31/2008	$ 10.92	$ 6.31	852.1
1/1/2009 to 12/31/2009	$ 6.31	$ 8.84	738.3
1/1/2010 to 12/31/2010	$ 8.84	$ 11.25	8,511.7
1/1/2011 to 12/31/2011	$ 11.25	$ 10.70	8,695.4
Invesco Van Kampen Comstock Fund
6/23/2008 to 12/31/2008	$ 10.48	$ 7.74	1,344.8
1/1/2009 to 12/31/2009	$ 7.74	$ 9.85	2,737.0
1/1/2010 to 12/31/2010	$ 9.85	$ 11.20	69,105.9
1/1/2011 to 12/31/2011	$ 11.20	$ 10.80	78,667.7

Class XC

(if you purchased your contract prior to June 23, 2008)

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Invesco Van Kampen Value Opportunities
5/20/2011 to 12/31/2011	$ 1.00	$ 0.91	117,087.8
Invesco Mid Cap Core Equity Fund
3/4/2005 to 12/31/2005	$ 11.07	$ 11.39	18,014.6128
1/1/2006 to 12/31/2006	$ 11.39	$ 12.45	24,551.4474
1/1/2007 to 12/31/2007	$ 12.45	$ 13.45	56,038.5
1/1/2008 to 12/31/2008	$ 13.45	$ 9.60	69,460.9
1/1/2009 to 12/31/2009	$ 9.60	$ 12.29	331,790.3
1/1/2010 to 12/31/2010	$ 12.29	$ 13.60	90,103.7
1/1/2011 to 12/31/2011	$ 13.60	$ 12.55	76,110.2
AllianceBernstein International Value Fund
5/1/2007 to 12/31/2007	$ 10.53	$ 10.40	165,025.2
1/1/2008 to 12/31/2008	$ 10.40	$ 4.75	218,732.4
1/1/2009 to 12/31/2009	$ 4.75	$ 6.27	189,211.7
1/1/2010 to 12/31/2010	$ 6.27	$ 6.38	138,533.4
1/1/2011 to 12/31/2011	$ 6.38	$ 5.01	106,013.7
AllianceBernstein Small/Mid Cap Value Fund
3/4/2005 to 12/31/2005	$ 11.36	$ 11.79	312,864.1984
1/1/2006 to 12/31/2006	$ 11.79	$ 13.18	628,236.7453
1/1/2007 to 12/31/2007	$ 13.18	$ 13.26	240,243.8
1/1/2008 to 12/31/2008	$ 13.26	$ 8.54	250,710.1
1/1/2009 to 12/31/2009	$ 8.54	$ 11.91	60,645.8
1/1/2010 to 12/31/2010	$ 11.91	$ 14.82	67,283.4
1/1/2011 to 12/31/2011	$ 14.82	$ 13.35	159,840.2
AllianceBernstein Value Fund
3/4/2005 to 12/31/2005	$ 11.13	$ 11.27	2,293.0999
1/1/2006 to 12/31/2006	$ 11.27	$ 13.44	17,112.8156
1/1/2007 to 12/31/2007	$ 13.44	$ 12.63	24,954.7
1/1/2008 to 12/31/2008	$ 12.63	$ 7.22	19,466.1
1/1/2009 to 12/31/2009	$ 7.22	$ 8.46	18,110.0
1/1/2010 to 12/31/2010	$ 8.46	$ 9.27	14,067.0
1/1/2011 to 12/31/2011	$ 9.27	$ 8.75	5,328.1
Allianz NFJ Dividend Value Fund
5/1/2007 to 12/31/2007	$ 10.51	$ 10.24	114,474.8
1/1/2008 to 12/31/2008	$ 10.24	$ 6.42	126,655.7
1/1/2009 to 12/31/2009	$ 6.42	$ 7.13	155,380.2
1/1/2010 to 12/31/2010	$ 7.13	$ 7.94	110,133.7
1/1/2011 to 12/31/2011	$ 7.94	$ 8.05	60,680.1
Allianz NFJ Small-Cap Value Fund
3/4/2005 to 12/31/2005	$ 11.64	$ 12.12	39,479.8557
1/1/2006 to 12/31/2006	$ 12.12	$ 14.13	75,635.1697
1/1/2007 to 12/31/2007	$ 14.13	$ 14.75	111,635.9
1/1/2008 to 12/31/2008	$ 14.75	$ 10.67	101,840.8
1/1/2009 to 12/31/2009	$ 10.67	$ 13.01	98,945.3
1/1/2010 to 12/31/2010	$ 13.01	$ 15.98	89,991.7
1/1/2011 to 12/31/2011	$ 15.98	$ 16.05	56,953.1

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Allianz NFJ Mid-Cap Value Fund
3/4/2005 to 12/31/2005	$ 10.97	$ 10.71	4,795.329
1/1/2006 to 12/31/2006	$ 10.71	$ 11.80	5,126.1463
1/1/2007 to 12/31/2007	$ 11.80	$ 12.25	6,209.4
1/1/2008 to 12/31/2008	$ 12.25	$ 7.22	1,350.2
1/1/2009 to 12/31/2009	$ 7.22	$ 9.49	1,144.3
1/1/2010 to 12/31/2010	$ 9.49	$ 11.25	967.9
1/1/2011 to 12/31/2011	$ 11.25	$ 10.93	819.5
American Century Equity Income Fund
3/4/2005 to 12/31/2005	$ 10.82	$ 10.69	38,679.416
1/1/2006 to 12/31/2006	$ 10.69	$ 12.55	47,501.0704
1/1/2007 to 12/31/2007	$ 12.55	$ 12.52	7,790.5
1/1/2008 to 12/31/2008	$ 12.52	$ 9.82	7,574.1
1/1/2009 to 12/31/2009	$ 9.82	$ 10.81	6,766.5
1/1/2010 to 12/31/2010	$ 10.81	$ 12.02	4,168.0
1/1/2011 to 12/31/2011	$ 12.02	$ 12.22	4,029.5
American Century Ultra® Fund
3/4/2005 to 12/31/2005	$ 10.76	$ 10.97	0.0
1/1/2006 to 12/31/2006	$ 10.97	$ 10.41	7,550.6092
1/1/2007 to 12/31/2007	$ 10.41	$ 12.45	3,304.7
1/1/2008 to 12/31/2008	$ 12.45	$ 7.11	3,273.8
1/1/2009 to 12/31/2009	$ 7.11	$ 9.44	3,235.3
1/1/2010 to 12/31/2010	$ 9.44	$ 10.81	301.1
1/1/2011 to 12/31/2011	$ 10.81	$ 10.73	296.1
American Funds® – Bond Fund of AmericaSM
3/4/2005 to 12/31/2005	$ 10.18	$ 10.21	405,480.0812
1/1/2006 to 12/31/2006	$ 10.21	$ 10.64	1,531,143.311
1/1/2007 to 12/31/2007	$ 10.64	$ 10.82	2,103,852.4
1/1/2008 to 12/31/2008	$ 10.82	$ 9.34	1,820,222.9
1/1/2009 to 12/31/2009	$ 9.34	$ 10.56	1,624,784.0
1/1/2010 to 12/31/2010	$ 10.56	$ 11.14	722,672.1
1/1/2011 to 12/31/2011	$ 11.14	$ 11.67	270,677.1
American Funds® – EuroPacific Growth Fund®
3/4/2005 to 12/31/2005	$ 11.76	$ 13.48	385,738.6043
1/1/2006 to 12/31/2006	$ 13.48	$ 16.15	1,055,180.045
1/1/2007 to 12/31/2007	$ 16.15	$ 18.89	1,738,578.1
1/1/2008 to 12/31/2008	$ 18.89	$ 11.05	1,979,837.4
1/1/2009 to 12/31/2009	$ 11.05	$ 15.12	2,158,359.2
1/1/2010 to 12/31/2010	$ 15.12	$ 16.27	532,067.7
1/1/2011 to 12/31/2011	$ 16.27	$ 13.83	207,176.7
American Funds® – Growth Fund of America®
3/4/2005 to 12/31/2005	$ 11.00	$ 12.27	887,691.5054
1/1/2006 to 12/31/2006	$ 12.27	$ 13.39	2,079,587.755
1/1/2007 to 12/31/2007	$ 13.39	$ 14.61	1,990,020.1
1/1/2008 to 12/31/2008	$ 14.61	$ 8.76	2,719,634.5
1/1/2009 to 12/31/2009	$ 8.76	$ 11.59	1,484,736.5
1/1/2010 to 12/31/2010	$ 11.59	$ 12.81	1,243,021.9
1/1/2011 to 12/31/2011	$ 12.81	$ 11.99	468,523.7

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
American Funds® – Income Fund of America®
3/4/2005 to 12/31/2005	$ 10.88	$ 10.90	206,290.3388
1/1/2006 to 12/31/2006	$ 10.90	$ 12.89	344,108.884
1/1/2007 to 12/31/2007	$ 12.89	$ 13.16	712,388.3
1/1/2008 to 12/31/2008	$ 13.16	$ 9.19	667,530.9
1/1/2009 to 12/31/2009	$ 9.19	$ 11.25	583,645.3
1/1/2010 to 12/31/2010	$ 11.25	$ 12.39	441,477.2
1/1/2011 to 12/31/2011	$ 12.39	$ 12.86	184,545.1
American Funds® – Investment Company of America®
3/4/2005 to 12/31/2005	$ 10.90	$ 11.26	228,807.3436
1/1/2006 to 12/31/2006	$ 11.26	$ 12.84	419,442.8089
1/1/2007 to 12/31/2007	$ 12.84	$ 13.37	757,459.0
1/1/2008 to 12/31/2008	$ 13.37	$ 8.58	851,250.5
1/1/2009 to 12/31/2009	$ 8.58	$ 10.73	734,570.6
1/1/2010 to 12/31/2010	$ 10.73	$ 11.70	643,562.4
1/1/2011 to 12/31/2011	$ 11.70	$ 11.30	251,863.3
BlackRock Basic Value Fund, Inc.
3/4/2005 to 12/31/2005	$ 10.96	$ 11.01	33,900.6947
1/1/2006 to 12/31/2006	$ 11.01	$ 13.25	70,343.0733
1/1/2007 to 12/31/2007	$ 13.25	$ 13.16	615,983.2
1/1/2008 to 12/31/2008	$ 13.16	$ 8.20	552,391.6
1/1/2009 to 12/31/2009	$ 8.20	$ 10.52	1,151,647.7
1/1/2010 to 12/31/2010	$ 10.52	$ 11.66	166,731.6
1/1/2011 to 12/31/2011	$ 11.66	$ 11.13	111,156.1
BlackRock Total Return Portfolio
3/4/2005 to 12/31/2005	$ 10.07	$ 10.07	29,186.0595
1/1/2006 to 12/31/2006	$ 10.07	$ 10.29	78,519.0893
1/1/2007 to 12/31/2007	$ 10.29	$ 10.57	102,538.7
1/1/2008 to 12/31/2008	$ 10.57	$ 9.20	98,769.5
1/1/2009 to 12/31/2009	$ 9.20	$ 10.49	92,853.7
1/1/2010 to 12/31/2010	$ 10.49	$ 11.32	86,236.8
1/1/2011 to 12/31/2011	$ 11.32	$ 11.62	77,032.5
BlackRock Capital Appreciation Fund, Inc.
3/4/2005 to 12/31/2005	$ 10.83	$ 11.58	21,974.2327
1/1/2006 to 12/31/2006	$ 11.58	$ 11.82	33,094.166
1/1/2007 to 12/31/2007	$ 11.82	$ 13.94	973,826.1
1/1/2008 to 12/31/2008	$ 13.94	$ 8.34	1,191,091.8
1/1/2009 to 12/31/2009	$ 8.34	$ 11.20	1,210,743.4
1/1/2010 to 12/31/2010	$ 11.20	$ 13.14	1,594,542.2
1/1/2011 to 12/31/2011	$ 13.14	$ 11.75	1,978,757.6
BlackRock Global Allocation Fund, Inc.
3/4/2005 to 12/31/2005	$ 11.20	$ 11.83	266,237.149
1/1/2006 to 12/31/2006	$ 11.83	$ 13.50	516,318.3845
1/1/2007 to 12/31/2007	$ 13.50	$ 15.49	1,152,248.0
1/1/2008 to 12/31/2008	$ 15.49	$ 12.11	1,475,106.5
1/1/2009 to 12/31/2009	$ 12.11	$ 14.49	1,402,489.5
1/1/2010 to 12/31/2010	$ 14.49	$ 15.65	1,402,592.0
1/1/2011 to 12/31/2011	$ 15.65	$ 14.83	1,386,542.6
BlackRock Global Opportunities Portfolio
9/9/2011 to 12/31/2011	$ 10.00	$ 10.18	26,080.4

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
BlackRock Global SmallCap Fund, Inc.
3/4/2005 to 12/31/2005	$ 11.65	$ 12.56	53,843.7051
1/1/2006 to 12/31/2006	$ 12.56	$ 14.60	81,463.4342
1/1/2007 to 12/31/2007	$ 14.60	$ 16.71	41,703.5
1/1/2008 to 12/31/2008	$ 16.71	$ 10.23	34,919.7
1/1/2009 to 12/31/2009	$ 10.23	$ 13.56	31,441.7
1/1/2010 to 12/31/2010	$ 13.56	$ 15.78	26,627.4
1/1/2011 to 12/31/2011	$ 15.78	$ 13.87	23,474.2
BlackRock U.S. Government Bond Portfolio
7/15/2011 to 12/31/2011	$ 10.00	$ 10.28	87,813.7
BlackRock High Yield Bond Portfolio
9/9/2011 to 12/31/2011	$ 10.00	$ 10.17	338,041.8
BlackRock International Index Fund
3/4/2005 to 12/31/2005	$ 11.83	$ 12.72	27,275.9116
1/1/2006 to 12/31/2006	$ 12.72	$ 15.73	93,059.336
1/1/2007 to 12/31/2007	$ 15.73	$ 17.03	31,064.5
1/1/2008 to 12/31/2008	$ 17.03	$ 9.65	23,313.9
1/1/2009 to 12/31/2009	$ 9.65	$ 12.15	22,305.0
1/1/2010 to 12/31/2010	$ 12.15	$ 12.79	20,293.7
1/1/2011 to 12/31/2011	$ 12.79	$ 10.96	14,781.3
BlackRock International Fund
8/12/2011 to 12/31/2011	$ 10.00	$ 9.18	50,521.0
BlackRock Large Cap Core Fund
3/4/2005 to 12/31/2005	$ 11.58	$ 12.41	34,557.445
1/1/2006 to 12/31/2006	$ 12.41	$ 13.77	80,073.2041
1/1/2007 to 12/31/2007	$ 13.77	$ 14.21	186,298.4
1/1/2008 to 12/31/2008	$ 14.21	$ 8.74	229,474.6
1/1/2009 to 12/31/2009	$ 8.74	$ 10.35	243,633.1
1/1/2010 to 12/31/2010	$ 10.35	$ 11.31	212,233.7
1/1/2011 to 12/31/2011	$ 11.31	$ 11.12	173,105.3
BlackRock Large Cap Growth Fund
3/4/2005 to 12/31/2005	$ 11.19	$ 12.22	8,147.0333
1/1/2006 to 12/31/2006	$ 12.22	$ 12.80	20,418.2451
1/1/2007 to 12/31/2007	$ 12.80	$ 13.60	46,876.8
1/1/2008 to 12/31/2008	$ 13.60	$ 8.44	60,205.9
1/1/2009 to 12/31/2009	$ 8.44	$ 10.87	1,191,383.9
1/1/2010 to 12/31/2010	$ 10.87	$ 11.97	116,251.7
1/1/2011 to 12/31/2011	$ 11.97	$ 11.79	81,035.8
BlackRock Large Cap Value Fund
3/4/2005 to 12/31/2005	$ 11.67	$ 12.48	276,572.8315
1/1/2006 to 12/31/2006	$ 12.48	$ 14.22	162,816.2456
1/1/2007 to 12/31/2007	$ 14.22	$ 14.65	161,210.6
1/1/2008 to 12/31/2008	$ 14.65	$ 9.27	153,787.6
1/1/2009 to 12/31/2009	$ 9.27	$ 10.40	150,839.7
1/1/2010 to 12/31/2010	$ 10.40	$ 11.30	137,864.7
1/1/2011 to 12/31/2011	$ 11.30	$ 10.78	119,676.6

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
BlackRock Small Cap Index Fund
3/4/2005 to 12/31/2005	$ 11.19	$ 11.58	948.781
1/1/2006 to 12/31/2006	$ 11.58	$ 13.34	3,976.5637
1/1/2007 to 12/31/2007	$ 13.34	$ 12.84	1,815.7
1/1/2008 to 12/31/2008	$ 12.84	$ 8.31	1,797.0
1/1/2009 to 12/31/2009	$ 8.31	$ 10.33	1,774.0
1/1/2010 to 12/31/2010	$ 10.33	$ 12.85	1,754.2
1/1/2011 to 12/31/2011	$ 12.85	$ 12.04	1,735.4
BlackRock S&P 500 Index Fund
3/4/2005 to 12/31/2005	$ 10.96	$ 11.15	66,187.8067
1/1/2006 to 12/31/2006	$ 11.15	$ 12.64	88,939.4601
1/1/2007 to 12/31/2007	$ 12.64	$ 13.05	149,517.4
1/1/2008 to 12/31/2008	$ 13.05	$ 8.05	157,496.2
1/1/2009 to 12/31/2009	$ 8.05	$ 9.96	146,555.3
1/1/2010 to 12/31/2010	$ 9.96	$ 11.21	129,695.4
1/1/2011 to 12/31/2011	$ 11.21	$ 11.20	137,053.8
BlackRock Low Duration Bond Portfolio
7/15/2011 to 12/31/2011	$ 10.00	$ 9.91	7,057.7
BlackRock Value Opportunities Fund, Inc.
3/4/2005 to 12/31/2005	$ 11.00	$ 11.90	17,246.4551
1/1/2006 to 12/31/2006	$ 11.90	$ 13.12	8,667.9808
1/1/2007 to 12/31/2007	$ 13.12	$ 12.73	24,221.7
1/1/2008 to 12/31/2008	$ 12.73	$ 7.36	20,231.1
1/1/2009 to 12/31/2009	$ 7.36	$ 9.24	13,952.3
1/1/2010 to 12/31/2010	$ 9.24	$ 11.65	11,437.8
1/1/2011 to 12/31/2011	$ 11.65	$ 11.14	18,016.3
Cohen & Steers Realty Income Fund, Inc.
3/4/2005 to 12/31/2005	$ 10.87	$ 11.76	168,250.8222
1/1/2006 to 12/31/2006	$ 11.76	$ 15.03	351,320.1754
1/1/2007 to 12/31/2007	$ 15.03	$ 11.77	341,383.2
1/1/2008 to 12/31/2008	$ 11.77	$ 7.40	45,381.4
1/1/2009 to 12/31/2009	$ 7.40	$ 10.01	38,447.0
1/1/2010 to 12/31/2010	$ 10.01	$ 12.47	31,578.9
1/1/2011 to 12/31/2011	$ 12.47	$ 13.01	25,336.2
Columbia Acorn USA
3/4/2005 to 12/31/2005	$ 11.60	$ 12.60	154,457.7035
1/1/2006 to 12/31/2006	$ 12.60	$ 13.38	612,528.7381
1/1/2007 to 12/31/2007	$ 13.38	$ 13.58	149,121.2
1/1/2008 to 12/31/2008	$ 13.58	$ 8.10	344,052.9
1/1/2009 to 12/31/2009	$ 8.10	$ 11.24	291,496.5
1/1/2010 to 12/31/2010	$ 11.24	$ 13.57	277,878.8
1/1/2011 to 12/31/2011	$ 13.57	$ 12.66	273,105.4
Columbia Acorn International Fund
5/1/2007 to 12/31/2007	$ 10.65	$ 11.27	26,412.6
1/1/2008 to 12/31/2008	$ 11.27	$ 5.98	42,874.3
1/1/2009 to 12/31/2009	$ 5.98	$ 8.84	46,181.8
1/1/2010 to 12/31/2010	$ 8.84	$ 10.63	742,254.8
1/1/2011 to 12/31/2011	$ 10.63	$ 8.96	890,772.6

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Columbia Marsico Growth Fund
5/1/2006 to 12/31/2006	$ 10.09	$ 10.30	46,001.3753
1/1/2007 to 12/31/2007	$ 10.30	$ 11.55	1,854,599.8
1/1/2008 to 12/31/2008	$ 11.55	$ 6.58	2,214,127.4
1/1/2009 to 12/31/2009	$ 6.58	$ 8.36	152,442.7
1/1/2010 to 12/31/2010	$ 8.36	$ 9.82	137,904.6
1/1/2011 to 12/31/2011	$ 9.82	$ 9.49	179,252.2
Columbia Mid Cap Growth Fund
4/8/2011 to 12/31/2011	$ 10.00	$ 8.64	4,012.7
Davis New York Venture Fund, Inc.
3/4/2005 to 12/31/2005	$ 11.18	$ 11.80	142,946.1183
1/1/2006 to 12/31/2006	$ 11.80	$ 13.37	917,172.0345
1/1/2007 to 12/31/2007	$ 13.37	$ 13.80	553,353.4
1/1/2008 to 12/31/2008	$ 13.80	$ 8.14	587,024.6
1/1/2009 to 12/31/2009	$ 8.14	$ 10.57	1,556,499.0
1/1/2010 to 12/31/2010	$ 10.57	$ 11.66	517,347.4
1/1/2011 to 12/31/2011	$ 11.66	$ 10.93	373,530.1
Delaware Smid Cap Growth Fund
10/8/2010 to 12/31/2010	$ 10.00	$ 11.31	42,788.9
1/1/2011 to 12/31/2011	$ 11.31	$ 12.02	28,909.9
Dreyfus Appreciation Fund, Inc.
3/4/2005 to 12/31/2005	$ 11.07	$ 10.94	46,547.1188
1/1/2006 to 12/31/2006	$ 10.94	$ 12.51	637,945.9506
1/1/2007 to 12/31/2007	$ 12.51	$ 13.11	805,068.9
1/1/2008 to 12/31/2008	$ 13.11	$ 8.72	989,896.5
1/1/2009 to 12/31/2009	$ 8.72	$ 10.38	31,120.8
1/1/2010 to 12/31/2010	$ 10.38	$ 11.77	748,757.7
1/1/2011 to 12/31/2011	$ 11.77	$ 12.47	890,389.1
Eaton Vance Floating-Rate Fund
3/4/2005 to 12/31/2005	$ 10.13	$ 10.34	264,550.7209
1/1/2006 to 12/31/2006	$ 10.34	$ 10.81	740,476.2731
1/1/2007 to 12/31/2007	$ 10.81	$ 10.82	74,073.5
1/1/2008 to 12/31/2008	$ 10.82	$ 7.40	45,248.4
1/1/2009 to 12/31/2009	$ 7.40	$ 10.64	45,604.2
1/1/2010 to 12/31/2010	$ 10.64	$ 11.44	38,387.3
1/1/2011 to 12/31/2011	$ 11.44	$ 11.49	39,875.7
Eaton Vance Large-Cap Value Fund
5/1/2007 to 12/31/2007	$ 10.58	$ 10.78	604,064.1
1/1/2008 to 12/31/2008	$ 10.78	$ 6.95	546,425.1
1/1/2009 to 12/31/2009	$ 6.95	$ 8.00	1,333,495.2
1/1/2010 to 12/31/2010	$ 8.00	$ 8.66	2,057,691.7
1/1/2011 to 12/31/2011	$ 8.66	$ 8.14	2,025,353.5
Federated Capital Appreciation Fund
3/4/2005 to 12/31/2005	$ 11.01	$ 10.91	3,624.8372
1/1/2006 to 12/31/2006	$ 10.91	$ 12.44	7,010.7516
1/1/2007 to 12/31/2007	$ 12.44	$ 13.54	766,293.2
1/1/2008 to 12/31/2008	$ 13.54	$ 9.46	898,918.2
1/1/2009 to 12/31/2009	$ 9.46	$ 10.62	1,075,422.5
1/1/2010 to 12/31/2010	$ 10.62	$ 11.76	15,576.0
1/1/2011 to 12/31/2011	$ 11.76	$ 10.96	14,784.2

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Federated Kaufmann Fund
3/4/2005 to 12/31/2005	$ 11.33	$ 12.44	64,192.6482
1/1/2006 to 12/31/2006	$ 12.44	$ 14.02	91,160.7212
1/1/2007 to 12/31/2007	$ 14.02	$ 16.74	37,664.9
1/1/2008 to 12/31/2008	$ 16.74	$ 9.51	273,568.2
1/1/2009 to 12/31/2009	$ 9.51	$ 12.13	252,516.5
1/1/2010 to 12/31/2010	$ 12.13	$ 14.15	100,004.2
1/1/2011 to 12/31/2011	$ 14.15	$ 12.02	70,041.0
Fidelity® Advisor Equity Growth Fund
3/4/2005 to 12/31/2005	$ 10.66	$ 11.18	5,992.2707
1/1/2006 to 12/31/2006	$ 11.18	$ 11.72	7,696.5223
1/1/2007 to 12/31/2007	$ 11.72	$ 14.56	3,274.7
1/1/2008 to 12/31/2008	$ 14.56	$ 7.60	3,037.8
1/1/2009 to 12/31/2009	$ 7.60	$ 9.56	2,563.4
1/1/2010 to 12/31/2010	$ 9.56	$ 11.62	2,296.6
1/1/2011 to 12/31/2011	$ 11.62	$ 11.43	2,166.4
Janus Forty Fund
7/6/2009 to 12/31/2009	$ 7.35	$ 10.40	1,458,648.0
1/1/2010 to 12/31/2010	$ 10.40	$ 10.82	203,822.8
1/1/2011 to 12/31/2011	$ 10.82	$ 9.89	132,777.4
Janus Enterprise Fund
7/6/2009 to 12/31/2009	$ 9.92	$ 12.71	173,248.1
1/1/2010 to 12/31/2010	$ 12.71	$ 15.69	40,386.1
1/1/2011 to 12/31/2011	$ 15.69	$ 15.14	28,434.6
JPMorgan Multi-Capital Market Neutral Fund
6/30/2006 to 12/31/2006	$ 10.33	$ 10.52	500,167.7611
1/1/2007 to 12/31/2007	$ 10.52	$ 10.06	35,933.8
1/1/2008 to 12/31/2008	$ 10.06	$ 9.86	22,911.6
1/1/2009 to 12/31/2009	$ 9.86	$ 9.67	24,291.4
1/1/2010 to 12/31/2010	$ 9.67	$ 9.08	21,894.9
1/1/2011 to 12/31/2011	$ 9.08	$ 8.89	23,547.8
JPMorgan Small Cap Growth Fund
5/1/2007 to 12/31/2007	$ 10.19	$ 10.93	24,983.4
1/1/2008 to 12/31/2008	$ 10.93	$ 6.10	31,758.2
1/1/2009 to 12/31/2009	$ 6.10	$ 8.32	39,043.6
1/1/2010 to 12/31/2010	$ 8.32	$ 10.95	36,459.7
1/1/2011 to 12/31/2011	$ 10.95	$ 10.39	31,705.7
Lord Abbett Affiliated Fund, Inc.
3/4/2005 to 12/31/2005	$ 11.14	$ 11.22	21,690.771
1/1/2006 to 12/31/2006	$ 11.22	$ 12.98	419,987.1373
1/1/2007 to 12/31/2007	$ 12.98	$ 13.23	528,325.4
1/1/2008 to 12/31/2008	$ 13.23	$ 8.18	491,944.8
1/1/2009 to 12/31/2009	$ 8.18	$ 9.61	54,537.3
1/1/2010 to 12/31/2010	$ 9.61	$ 10.80	61,042.2
1/1/2011 to 12/31/2011	$ 10.80	$ 9.80	58,114.5
Lord Abbett Bond-Debenture Fund, Inc.
3/4/2005 to 12/31/2005	$ 10.44	$ 10.38	13,209.4608
1/1/2006 to 12/31/2006	$ 10.38	$ 11.21	99,444.1902
1/1/2007 to 12/31/2007	$ 11.21	$ 11.62	160,561.9
1/1/2008 to 12/31/2008	$ 11.62	$ 9.11	153,114.0
1/1/2009 to 12/31/2009	$ 9.11	$ 12.14	153,419.7
1/1/2010 to 12/31/2010	$ 12.14	$ 13.50	135,435.5
1/1/2011 to 12/31/2011	$ 13.50	$ 13.79	108,041.4

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Lord Abbett Mid Cap Stock Fund, Inc.(1)
3/4/2005 to 12/31/2005	$ 11.45	$ 11.99	111,407.3262
1/1/2006 to 12/31/2006	$ 11.99	$ 13.25	219,562.1435
1/1/2007 to 12/31/2007	$ 13.25	$ 13.11	412,741.0
1/1/2008 to 12/31/2008	$ 13.11	$ 7.81	226,472.0
1/1/2009 to 12/31/2009	$ 7.81	$ 9.73	192,421.0
1/1/2010 to 12/31/2010	$ 9.73	$ 12.01	165,196.3
1/1/2011 to 12/31/2011	$ 12.01	$ 11.35	134,946.7
Ready Assets Prime Money Fund
3/4/2005 to 12/31/2005	$ 9.99	$ 10.09	145,788.1425
1/1/2006 to 12/31/2006	$ 10.09	$ 10.36	259,370.9533
1/1/2007 to 12/31/2007	$ 10.36	$ 10.68	675,127.1
1/1/2008 to 12/31/2008	$ 10.68	$ 10.78	339,927.3
1/1/2009 to 12/31/2009	$ 10.78	$ 10.63	299,817.9
1/1/2010 to 12/31/2010	$ 10.63	$ 10.46	222,533.1
1/1/2011 to 12/31/2011	$ 10.46	$ 10.29	159,607.8
Managers Cadence Capital Appreciation Fund
6/30/2009 to 12/31/2009	$ 10.00	$ 7.86	0.0
1/1/2010 to 12/31/2010	$ 7.86	$ 8.95	0.0
1/1/2011 to 12/31/2011	$ 8.95	$ 8.53	0.0
Oppenheimer Capital Appreciation Fund
3/4/2005 to 12/31/2005	$ 10.73	$ 11.12	10,002.8957
1/1/2006 to 12/31/2006	$ 11.12	$ 11.76	18,904.9905
1/1/2007 to 12/31/2007	$ 11.76	$ 13.16	32,897.6
1/1/2008 to 12/31/2008	$ 13.16	$ 7.00	38,943.3
1/1/2009 to 12/31/2009	$ 7.00	$ 9.89	44,151.7
1/1/2010 to 12/31/2010	$ 9.89	$ 10.62	33,181.9
1/1/2011 to 12/31/2011	$ 10.62	$ 10.28	35,182.6
Oppenheimer Main Street Fund®
3/4/2005 to 12/31/2005	$ 10.94	$ 11.27	6,445.8842
1/1/2006 to 12/31/2006	$ 11.27	$ 12.74	17,072.1689
1/1/2007 to 12/31/2007	$ 12.74	$ 13.06	36,224.0
1/1/2008 to 12/31/2008	$ 13.06	$ 7.87	41,918.6
1/1/2009 to 12/31/2009	$ 7.87	$ 9.96	34,385.2
1/1/2010 to 12/31/2010	$ 9.96	$ 11.35	31,629.6
1/1/2011 to 12/31/2011	$ 11.35	$ 11.14	28,170.9
Oppenheimer Main Street Small - & Mid-Cap Fund®
3/4/2005 to 12/31/2005	$ 11.51	$ 12.34	68,588.2544
1/1/2006 to 12/31/2006	$ 12.34	$ 13.92	34,660.6042
1/1/2007 to 12/31/2007	$ 13.92	$ 13.48	57,163.5
1/1/2008 to 12/31/2008	$ 13.48	$ 8.18	51,400.5
1/1/2009 to 12/31/2009	$ 8.18	$ 11.02	39,871.9
1/1/2010 to 12/31/2010	$ 11.02	$ 13.35	28,652.5
1/1/2011 to 12/31/2011	$ 13.35	$ 12.79	25,678.3
PIMCO CommodityRealReturn® Strategy Fund
3/4/2005 to 12/31/2005	$ 10.58	$ 11.44	217,778.3923
1/1/2006 to 12/31/2006	$ 11.44	$ 10.86	483,522.3452
1/1/2007 to 12/31/2007	$ 10.86	$ 13.16	650,795.3
1/1/2008 to 12/31/2008	$ 13.16	$ 7.28	529,436.5
1/1/2009 to 12/31/2009	$ 7.28	$ 9.99	397,119.6
1/1/2010 to 12/31/2010	$ 9.99	$ 12.14	348,697.3
1/1/2011 to 12/31/2011	$ 12.14	$ 10.98	351,126.2

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
PIMCO Low Duration Fund
5/1/2007 to 12/31/2007	$ 10.02	$ 10.49	25,076.2
1/1/2008 to 12/31/2008	$ 10.49	$ 10.15	35,076.1
1/1/2009 to 12/31/2009	$ 10.15	$ 11.27	49,496.5
1/1/2010 to 12/31/2010	$ 11.27	$ 11.59	621,846.3
1/1/2011 to 12/31/2011	$ 11.59	$ 11.56	633,097.0
PIMCO Real Return Fund
3/4/2005 to 12/31/2005	$ 10.22	$ 10.29	56,642.6255
1/1/2006 to 12/31/2006	$ 10.29	$ 10.11	71,728.6766
1/1/2007 to 12/31/2007	$ 10.11	$ 11.05	926,139.6
1/1/2008 to 12/31/2008	$ 11.05	$ 10.12	1,049,299.0
1/1/2009 to 12/31/2009	$ 10.12	$ 11.79	668,436.4
1/1/2010 to 12/31/2010	$ 11.79	$ 12.45	819,056.3
1/1/2011 to 12/31/2011	$ 12.45	$ 13.61	780,940.3
PIMCO Total Return Fund
3/4/2005 to 12/31/2005	$ 10.06	$ 10.16	1,036,977.43
1/1/2006 to 12/31/2006	$ 10.16	$ 10.34	2,122,413.762
1/1/2007 to 12/31/2007	$ 10.34	$ 11.05	3,140,564.5
1/1/2008 to 12/31/2008	$ 11.05	$ 11.34	4,300,333.6
1/1/2009 to 12/31/2009	$ 11.34	$ 12.64	3,658,087.7
1/1/2010 to 12/31/2010	$ 12.64	$ 13.48	3,121,998.8
1/1/2011 to 12/31/2011	$ 13.48	$ 13.76	2,862,815.6
Pioneer Fund
3/4/2005 to 12/31/2005	$ 11.12	$ 11.43	323,071.2535
1/1/2006 to 12/31/2006	$ 11.43	$ 13.09	1,148,392.145
1/1/2007 to 12/31/2007	$ 13.09	$ 13.48	54,915.2
1/1/2008 to 12/31/2008	$ 13.48	$ 8.70	52,868.1
1/1/2009 to 12/31/2009	$ 8.70	$ 10.63	46,135.2
1/1/2010 to 12/31/2010	$ 10.63	$ 12.10	77,201.8
1/1/2011 to 12/31/2011	$ 12.10	$ 11.36	45,600.9
Pioneer Emerging Markets Fund
5/1/2006 to 12/31/2006	$ 11.03	$ 11.90	48,437.3897
1/1/2007 to 12/31/2007	$ 11.90	$ 16.62	121,790.1
1/1/2008 to 12/31/2008	$ 16.62	$ 6.70	171,929.2
1/1/2009 to 12/31/2009	$ 6.70	$ 11.43	400,185.2
1/1/2010 to 12/31/2010	$ 11.43	$ 13.07	149,860.3
1/1/2011 to 12/31/2011	$ 13.07	$ 9.74	142,890.4
Pioneer Real Estate Shares Fund
5/1/2008 to 12/31/2008	$ 11.57	$ 6.31	226,775.7
1/1/2009 to 12/31/2009	$ 6.31	$ 8.08	218,817.0
1/1/2010 to 12/31/2010	$ 8.08	$ 10.20	24,994.8
1/1/2011 to 12/31/2011	$ 10.20	$ 10.93	50,696.6
Pioneer High Yield Fund
3/4/2005 to 12/31/2005	$ 10.43	$ 10.38	23,662.4816
1/1/2006 to 12/31/2006	$ 10.38	$ 11.29	37,221.4779
1/1/2007 to 12/31/2007	$ 11.29	$ 11.88	60,725.4
1/1/2008 to 12/31/2008	$ 11.88	$ 7.35	59,035.3
1/1/2009 to 12/31/2009	$ 7.35	$ 11.73	233,695.9
1/1/2010 to 12/31/2010	$ 11.73	$ 13.57	63,014.5
1/1/2011 to 12/31/2011	$ 13.57	$ 13.12	60,996.5

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Pioneer Growth Opportunities Fund
8/28/2009 to 12/31/2009	$ 10.53	$ 11.32	7,834.9
1/1/2010 to 12/31/2010	$ 11.32	$ 13.31	6,256.2
1/1/2011 to 12/31/2011	$ 13.31	$ 12.77	9,375.5
Templeton Foreign Fund
3/4/2005 to 12/31/2005	$ 11.71	$ 12.36	69,171.7207
1/1/2006 to 12/31/2006	$ 12.36	$ 14.59	125,598.1565
1/1/2007 to 12/31/2007	$ 14.59	$ 16.82	173,777.2
1/1/2008 to 12/31/2008	$ 16.82	$ 8.92	201,571.5
1/1/2009 to 12/31/2009	$ 8.92	$ 13.14	170,527.0
1/1/2010 to 12/31/2010	$ 13.14	$ 14.02	1,979,594.0
1/1/2011 to 12/31/2011	$ 14.02	$ 12.04	1,977,925.5
Templeton Growth Fund, Inc.
3/4/2005 to 12/31/2005	$ 11.51	$ 11.90	211,532.1398
1/1/2006 to 12/31/2006	$ 11.90	$ 14.25	137,427.0587
1/1/2007 to 12/31/2007	$ 14.25	$ 14.33	170,774.4
1/1/2008 to 12/31/2008	$ 14.33	$ 7.96	178,682.6
1/1/2009 to 12/31/2009	$ 7.96	$ 10.25	156,692.9
1/1/2010 to 12/31/2010	$ 10.25	$ 10.84	150,097.6
1/1/2011 to 12/31/2011	$ 10.84	$ 9.99	144,816.4
TA WMC Diversified Growth(2)
5/1/2008 to 12/31/2008	$ 10.84	$ 6.20	0.0
1/1/2009 to 12/31/2009	$ 6.20	$ 7.89	0.0
1/1/2010 to 12/31/2010	$ 7.89	$ 9.06	2,353,548.3
1/1/2011 to 12/31/2011	$ 9.06	$ 8.50	2,676,875.6
TA Flexible Income(3)
11/12/2009 to 12/31/2009	$ 0.0	$ 1.02	9,131.9
1/1/2010 to 12/31/2010	$ 1.02	$ 1.12	42,718.0
1/1/2011 to 12/31/2011	$ 1.12	$ 1.15	38,518.7
TA Growth Opportunities(4)
5/1/2008 to 12/31/2008	$ 10.65	$ 6.72	0.0
1/1/2009 to 12/31/2009	$ 6.72	$ 8.94	0.0
1/1/2010 to 12/31/2010	$ 8.94	$ 11.85	670,849.5
1/1/2011 to 12/31/2011	$ 11.85	$ 10.53	738,842.3
TA Small/Mid Cap Value(5)
5/1/2008 to 12/31/2008	$ 10.38	$ 6.31	1,052.9
1/1/2009 to 12/31/2009	$ 6.31	$ 8.85	9,921.1
1/1/2010 to 12/31/2010	$ 8.85	$ 11.26	235,877.4
1/1/2011 to 12/31/2011	$ 11.26	$ 10.72	271,977.8
Invesco Van Kampen Comstock Fund
3/4/2005 to 12/31/2005	$ 11.01	$ 11.17	412,740.0011
1/1/2006 to 12/31/2006	$ 11.17	$ 12.75	146,029.1724
1/1/2007 to 12/31/2007	$ 12.75	$ 12.30	148,594.4
1/1/2008 to 12/31/2008	$ 12.30	$ 7.76	137,574.1
1/1/2009 to 12/31/2009	$ 7.76	$ 9.88	130,286.8
1/1/2010 to 12/31/2010	$ 9.88	$ 11.24	1,592,191.8
1/1/2011 to 12/31/2011	$ 11.24	$ 10.84	1,959,343.3

Class XC

(if you purchased your contract after June 23, 2008)

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Invesco Van Kampen Value Opportunities
5/20/2011 to 12/31/2011	$ 1.00	0.91	6,933.5
Invesco Mid Cap Core Equity Fund
6/23/2008 to 12/31/2008	$ 12.89	$ 9.56	12,458.9
1/1/2009 to 12/31/2009	$ 9.56	$ 12.23	56,626.4
1/1/2010 to 12/31/2010	$ 12.23	$ 13.52	29,893.2
1/1/2011 to 12/31/2011	$ 13.52	$ 12.46	32,634.9
AllianceBernstein International Value Fund
6/23/2008 to 12/31/2008	$ 8.95	$ 4.74	10,231.6
1/1/2009 to 12/31/2009	$ 4.74	$ 6.25	26,558.4
1/1/2010 to 12/31/2010	$ 6.25	$ 6.35	29,222.2
1/1/2011 to 12/31/2011	$ 6.35	$ 4.98	3,792.0
AllianceBernstein Small/Mid Cap Value Fund
6/23/2008 to 12/31/2008	$ 12.71	$ 8.50	8,222.7
1/1/2009 to 12/31/2009	$ 8.50	$ 11.84	2,967.7
1/1/2010 to 12/31/2010	$ 11.84	$ 14.73	4,239.2
1/1/2011 to 12/31/2011	$ 14.73	$ 13.26	11,623.9
AllianceBernstein Value Fund
6/23/2008 to 12/31/2008	$ 10.53	$ 7.19	0.0
1/1/2009 to 12/31/2009	$ 7.19	$ 8.41	0.0
1/1/2010 to 12/31/2010	$ 8.41	$ 9.21	0.0
1/1/2011 to 12/31/2011	$ 9.21	$ 8.69	0.0
Allianz NFJ Dividend Value Fund
6/23/2008 to 12/31/2008	$ 9.33	$ 6.41	14,361.2
1/1/2009 to 12/31/2009	$ 6.41	$ 7.11	41,416.5
1/1/2010 to 12/31/2010	$ 7.11	$ 7.91	28,663.0
1/1/2011 to 12/31/2011	$ 7.91	$ 8.01	28,982.0
Allianz NFJ Small-Cap Value Fund
6/23/2008 to 12/31/2008	$ 14.82	$ 10.62	9,004.7
1/1/2009 to 12/31/2009	$ 10.62	$ 12.94	20,680.1
1/1/2010 to 12/31/2010	$ 12.94	$ 15.88	18,608.8
1/1/2011 to 12/31/2011	$ 15.88	$ 15.94	801.3
Allianz NFJ Mid-Cap Value Fund
6/23/2008 to 12/31/2008	$ 11.20	$ 7.19	0.0
1/1/2009 to 12/31/2009	$ 7.19	$ 9.44	0.0
1/1/2010 to 12/31/2010	$ 9.44	$ 11.18	0.0
1/1/2011 to 12/31/2011	$ 11.18	$ 10.85	0.0
American Century Equity Income Fund
6/23/2008 to 12/31/2008	$ 11.37	$ 9.78	0.0
1/1/2009 to 12/31/2009	$ 9.78	$ 10.76	0.0
1/1/2010 to 12/31/2010	$ 10.76	$ 11.95	0.0
1/1/2011 to 12/31/2011	$ 11.95	$ 12.13	0.0
American Century Ultra® Fund
6/23/2008 to 12/31/2008	$ 11.04	$ 7.08	0.0
1/1/2009 to 12/31/2009	$ 7.08	$ 9.39	0.0
1/1/2010 to 12/31/2010	$ 9.39	$ 10.74	0.0
1/1/2011 to 12/31/2011	$ 10.74	$ 10.65	0.0
American Funds® – Bond Fund of AmericaSM
6/23/2008 to 12/31/2008	$ 10.56	$ 9.30	59,041.9
1/1/2009 to 12/31/2009	$ 9.30	$ 10.50	172,060.6
1/1/2010 to 12/31/2010	$ 10.50	$ 11.07	59,854.0
1/1/2011 to 12/31/2011	$ 11.07	$ 11.59	8,781.5

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
American Funds® – EuroPacific Growth Fund®
6/23/2008 to 12/31/2008	$ 16.86	$ 11.00	58,658.3
1/1/2009 to 12/31/2009	$ 11.00	$ 15.04	182,478.8
1/1/2010 to 12/31/2010	$ 15.04	$ 16.17	39,550.4
1/1/2011 to 12/31/2011	$ 16.17	$ 13.73	380.5
American Funds® – Growth Fund of America®
6/23/2008 to 12/31/2008	$ 13.76	$ 8.72	127,010.8
1/1/2009 to 12/31/2009	$ 8.72	$ 11.53	158,508.2
1/1/2010 to 12/31/2010	$ 11.53	$ 12.73	155,726.4
1/1/2011 to 12/31/2011	$ 12.73	$ 11.90	10,161.7
American Funds® – Income Fund of America®
6/23/2008 to 12/31/2008	$ 11.98	$ 9.15	3,195.5
1/1/2009 to 12/31/2009	$ 9.15	$ 11.19	11,549.1
1/1/2010 to 12/31/2010	$ 11.19	$ 12.31	11,058.7
1/1/2011 to 12/31/2011	$ 12.31	$ 12.77	498.2
American Funds® – Investment Company of America®
6/23/2008 to 12/31/2008	$ 11.93	$ 8.54	19,223.2
1/1/2009 to 12/31/2009	$ 8.54	$ 10.68	38,024.3
1/1/2010 to 12/31/2010	$ 10.68	$ 11.63	36,851.7
1/1/2011 to 12/31/2011	$ 11.63	$ 11.22	2,048.2
BlackRock Basic Value Fund, Inc.
6/23/2008 to 12/31/2008	$ 11.74	$ 8.17	2,093.0
1/1/2009 to 12/31/2009	$ 8.17	$ 10.47	122,639.6
1/1/2010 to 12/31/2010	$ 10.47	$ 11.59	2,701.2
1/1/2011 to 12/31/2011	$ 11.59	$ 11.05	6,085.8
BlackRock Total Return Portfolio
6/23/2008 to 12/31/2008	$ 10.26	$ 9.16	20,305.8
1/1/2009 to 12/31/2009	$ 9.16	$ 10.43	35,544.3
1/1/2010 to 12/31/2010	$ 10.43	$ 11.25	35,147.5
1/1/2011 to 12/31/2011	$ 11.25	$ 11.53	23,010.5
BlackRock Capital Appreciation Fund, Inc.
6/23/2008 to 12/31/2008	$ 12.86	$ 8.30	42,489.6
1/1/2009 to 12/31/2009	$ 8.30	$ 11.14	123,528.3
1/1/2010 to 12/31/2010	$ 11.14	$ 13.06	164,860.8
1/1/2011 to 12/31/2011	$ 13.06	$ 11.66	240,059.4
BlackRock Global Allocation Fund, Inc.
6/23/2008 to 12/31/2008	$ 14.99	$ 12.05	132,249.1
1/1/2009 to 12/31/2009	$ 12.05	$ 14.41	403,360.0
1/1/2010 to 12/31/2010	$ 14.41	$ 15.56	518,571.5
1/1/2011 to 12/31/2011	$ 15.56	$ 14.72	465,605.4
BlackRock Global Opportunities Portfolio
9/9/2011 to 12/31/2011	$ 10.00	$ 10.18	28,510.4
BlackRock Global SmallCap Fund, Inc.
6/23/2008 to 12/31/2008	$ 16.04	$ 10.19	0.0
1/1/2009 to 12/31/2009	$ 10.19	$ 13.49	0.0
1/1/2010 to 12/31/2010	$ 13.49	$ 15.68	0.0
1/1/2011 to 12/31/2011	$ 15.68	$ 13.77	0.0

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
BlackRock U.S. Government Bond Portfolio
7/15/2011 to 12/31/2011	$ 10.00	$ 10.27	1,894.0
BlackRock High Yield Bond Portfolio
9/9/2011 to 12/31/2011	$ 10.00	$ 10.17	70,272.1
BlackRock International Index Fund
6/23/2008 to 12/31/2008	$ 15.07	$ 9.61	0.0
1/1/2009 to 12/31/2009	$ 9.61	$ 12.08	0.0
1/1/2010 to 12/31/2010	$ 12.08	$ 12.71	0.0
1/1/2011 to 12/31/2011	$ 12.71	$ 10.89	0.0
BlackRock International Fund
8/12/2011 to 12/31/2011	$ 10.00	$ 9.17	5,826.3
BlackRock Low Duration Bond Portfolio
7/15/2011 to 12/31/2011	$ 10.00	$ 9.91	0.0
BlackRock Large Cap Core Fund
6/23/2008 to 12/31/2008	$ 12.21	$ 8.70	10,058.6
1/1/2009 to 12/31/2009	$ 8.70	$ 10.30	10,170.8
1/1/2010 to 12/31/2010	$ 10.30	$ 11.24	1,212.1
1/1/2011 to 12/31/2011	$ 11.24	$ 11.04	20,229.6
BlackRock Large Cap Growth Fund
6/23/2008 to 12/31/2008	$ 11.97	$ 8.40	0.0
1/1/2009 to 12/31/2009	$ 8.40	$ 10.81	124,830.3
1/1/2010 to 12/31/2010	$ 10.81	$ 11.89	1,679.7
1/1/2011 to 12/31/2011	$ 11.89	$ 11.71	8,868.4
BlackRock Large Cap Value Fund
6/23/2008 to 12/31/2008	$ 13.05	$ 9.23	1,876.5
1/1/2009 to 12/31/2009	$ 9.23	$ 10.35	20,734.8
1/1/2010 to 12/31/2010	$ 10.35	$ 11.23	25,677.7
1/1/2011 to 12/31/2011	$ 11.23	$ 10.71	34,305.1
BlackRock Small Cap Index Fund
6/23/2008 to 12/31/2008	$ 11.96	$ 8.28	0.0
1/1/2009 to 12/31/2009	$ 8.28	$ 10.28	0.0
1/1/2010 to 12/31/2010	$ 10.28	$ 12.77	0.0
1/1/2011 to 12/31/2011	$ 12.77	$ 11.95	0.0
BlackRock S&P 500 Index Fund
6/23/2008 to 12/31/2008	$ 11.66	$ 8.01	2,778.6
1/1/2009 to 12/31/2009	$ 8.01	$ 9.90	5,780.6
1/1/2010 to 12/31/2010	$ 9.90	$ 11.14	5,611.1
1/1/2011 to 12/31/2011	$ 11.14	$ 11.12	7,299.6
BlackRock Value Opportunities Fund, Inc.
6/23/2008 to 12/31/2008	$ 11.90	$ 7.33	3,109.8
1/1/2009 to 12/31/2009	$ 7.33	$ 9.19	3,324.9
1/1/2010 to 12/31/2010	$ 9.19	$ 11.58	2,575.0
1/1/2011 to 12/31/2011	$ 11.58	$ 11.06	22,022.3
Cohen & Steers Realty Income Fund, Inc.
6/23/2008 to 12/31/2008	$ 11.53	$ 7.37	0.0
1/1/2009 to 12/31/2009	$ 7.37	$ 9.95	0.0
1/1/2010 to 12/31/2010	$ 9.95	$ 12.39	0.0
1/1/2011 to 12/31/2011	$ 12.39	$ 12.92	0.0
Columbia Acorn USA
6/23/2008 to 12/31/2008	$ 12.84	$ 8.06	7,126.5
1/1/2009 to 12/31/2009	$ 8.06	$ 11.18	16,962.2
1/1/2010 to 12/31/2010	$ 11.18	$ 13.49	22,969.9
1/1/2011 to 12/31/2011	$ 13.49	$ 12.57	31,482.9

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Columbia Acorn International Fund
6/23/2008 to 12/31/2008	$ 10.32	$ 5.97	9,439.1
1/1/2009 to 12/31/2009	$ 5.97	$ 8.82	22,489.4
1/1/2010 to 12/31/2010	$ 8.82	$ 10.59	87,339.0
1/1/2011 to 12/31/2011	$ 10.59	$ 8.91	130,785.5
Columbia Marsico Growth Fund
6/23/2008 to 12/31/2008	$ 10.16	$ 6.56	86,309.4
1/1/2009 to 12/31/2009	$ 6.56	$ 8.33	9,819.9
1/1/2010 to 12/31/2010	$ 8.33	$ 9.77	11,378.7
1/1/2011 to 12/31/2011	$ 9.77	$ 9.44	20,409.5
Columbia Mid Cap Growth Fund
4/8/2011 to 12/31/2011	$ 10.00	$ 8.63	656.4
Davis New York Venture Fund, Inc.
6/23/2008 to 12/31/2008	$ 12.39	$ 8.11	23,926.3
1/1/2009 to 12/31/2009	$ 8.11	$ 10.52	164,929.6
1/1/2010 to 12/31/2010	$ 10.52	$ 11.59	38,780.7
1/1/2011 to 12/31/2011	$ 11.59	$ 10.85	26,356.6
Delaware Smid Cap Growth Fund
10/8/2010 to 12/31/2010	$ 10.00	$ 11.31	5,610.0
1/1/2011 to 12/31/2011	$ 11.31	$ 12.00	982.4
Dreyfus Appreciation Fund, Inc.
6/23/2008 to 12/31/2008	$ 12.07	$ 8.69	38,039.3
1/1/2009 to 12/31/2009	$ 8.69	$ 10.33	8,763.3
1/1/2010 to 12/31/2010	$ 10.33	$ 11.70	110,375.8
1/1/2011 to 12/31/2011	$ 11.70	$ 12.38	121,338.7
Eaton Vance Floating-Rate Fund
6/23/2008 to 12/31/2008	$ 10.60	$ 7.37	0.0
1/1/2009 to 12/31/2009	$ 7.37	$ 10.58	5,062.7
1/1/2010 to 12/31/2010	$ 10.58	$ 11.37	6,604.4
1/1/2011 to 12/31/2011	$ 11.37	$ 11.41	17,429.0
Eaton Vance Large-Cap Value Fund
6/23/2008 to 12/31/2008	$ 10.15	$ 6.94	35,211.0
1/1/2009 to 12/31/2009	$ 6.94	$ 7.97	159,347.2
1/1/2010 to 12/31/2010	$ 7.97	$ 8.63	259,874.8
1/1/2011 to 12/31/2011	$ 8.63	$ 8.10	280,444.4
Federated Capital Appreciation Fund
6/23/2008 to 12/31/2008	$ 12.78	$ 9.42	36,246.9
1/1/2009 to 12/31/2009	$ 9.42	$ 10.57	117,940.0
1/1/2010 to 12/31/2010	$ 10.57	$ 11.68	4,593.8
1/1/2011 to 12/31/2011	$ 11.68	$ 10.88	4,936.6
Federated Kaufmann Fund
6/23/2008 to 12/31/2008	$ 14.66	$ 9.47	10,154.3
1/1/2009 to 12/31/2009	$ 9.47	$ 12.07	21,971.9
1/1/2010 to 12/31/2010	$ 12.07	$ 14.06	7,979.1
1/1/2011 to 12/31/2011	$ 14.06	$ 11.94	6,704.6
Fidelity® Advisor Equity Growth Fund
6/23/2008 to 12/31/2008	$ 13.24	$ 7.56	0.0
1/1/2009 to 12/31/2009	$ 7.56	$ 9.51	0.0
1/1/2010 to 12/31/2010	$ 9.51	$ 11.55	0.0
1/1/2011 to 12/31/2011	$ 11.55	$ 11.34	0.0

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Janus Forty Fund
7/6/2009 to 12/31/2009	$ 7.33	$ 10.37	206,985.2
1/1/2010 to 12/31/2010	$ 10.37	$ 10.78	64,960.7
1/1/2011 to 12/31/2011	$ 10.78	$ 9.84	43,859.7
Janus Enterprise Fund
7/6/2009 to 12/31/2009	$ 9.92	$ 12.70	35,082.1
1/1/2010 to 12/31/2010	$ 12.70	$ 15.67	20,642.1
1/1/2011 to 12/31/2011	$ 15.67	$ 15.10	15,384.8
JPMorgan Multi-Capital Market Neutral Fund
6/23/2008 to 12/31/2008	$ 10.05	$ 9.83	1,603.2
1/1/2009 to 12/31/2009	$ 9.83	$ 9.63	2,218.6
1/1/2010 to 12/31/2010	$ 9.63	$ 9.03	2,341.5
1/1/2011 to 12/31/2011	$ 9.03	$ 8.84	519.2
JPMorgan Small Cap Growth Fund
6/23/2008 to 12/31/2008	$ 9.44	$ 6.09	0.0
1/1/2009 to 12/31/2009	$ 6.09	$ 8.30	20,646.7
1/1/2010 to 12/31/2010	$ 8.30	$ 10.91	18,106.0
1/1/2011 to 12/31/2011	$ 10.91	$ 10.34	19,324.2
Lord Abbett Affiliated Fund, Inc.
6/23/2008 to 12/31/2008	$ 11.43	$ 8.15	20,643.6
1/1/2009 to 12/31/2009	$ 8.15	$ 9.56	0.0
1/1/2010 to 12/31/2010	$ 9.56	$ 10.74	0.0
1/1/2011 to 12/31/2011	$ 10.74	$ 9.73	0.0
Lord Abbett Bond-Debenture Fund, Inc.
6/23/2008 to 12/31/2008	$ 11.46	$ 9.07	8,384.3
1/1/2009 to 12/31/2009	$ 9.07	$ 12.08	27,803.1
1/1/2010 to 12/31/2010	$ 12.08	$ 13.41	38,260.3
1/1/2011 to 12/31/2011	$ 13.41	$ 13.69	14,025.0
Lord Abbett Mid Cap Stock Fund, Inc.(1)
6/23/2008 to 12/31/2008	$ 11.60	$ 7.77	10,870.3
1/1/2009 to 12/31/2009	$ 7.77	$ 9.68	27,147.0
1/1/2010 to 12/31/2010	$ 9.68	$ 11.94	18,085.1
1/1/2011 to 12/31/2011	$ 11.94	$ 11.27	17,897.1
Ready Assets Prime Money Fund
6/23/2008 to 12/31/2008	$ 10.71	$ 10.73	22,739.8
1/1/2009 to 12/31/2009	$ 10.73	$ 10.57	19,023.2
1/1/2010 to 12/31/2010	$ 10.57	$ 10.39	19,806.7
1/1/2011 to 12/31/2011	$ 10.39	$ 10.21	9,366.4
Managers Cadence Capital Appreciation Fund
6/30/2009 to 12/31/2009	$ 10.00	$ 7.83	0.0
1/1/2010 to 12/31/2010	$ 7.83	$ 8.90	0.0
1/1/2011 to 12/31/2011	$ 8.90	$ 8.48	0.0
Oppenheimer Capital Appreciation Fund
6/23/2008 to 12/31/2008	$ 12.33	$ 6.97	0.0
1/1/2009 to 12/31/2009	$ 6.97	$ 9.84	626.6
1/1/2010 to 12/31/2010	$ 9.84	$ 10.55	640.9
1/1/2011 to 12/31/2011	$ 10.55	$ 10.21	595.6
Oppenheimer Main Street Fund®
6/23/2008 to 12/31/2008	$ 11.97	$ 7.83	0.0
1/1/2009 to 12/31/2009	$ 7.83	$ 9.91	1,227.6
1/1/2010 to 12/31/2010	$ 9.91	$ 11.28	1,177.5
1/1/2011 to 12/31/2011	$ 11.28	$ 11.06	1,167.1

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Oppenheimer Main Street Small - & Mid-Cap Fund®
6/23/2008 to 12/31/2008	$ 12.61	$ 8.15	0.0
1/1/2009 to 12/31/2009	$ 8.15	$ 10.96	1,338.1
1/1/2010 to 12/31/2010	$ 10.96	$ 13.27	1,334.2
1/1/2011 to 12/31/2011	$ 13.27	$ 12.70	2,635.0
PIMCO CommodityRealReturn® Strategy Fund
6/23/2008 to 12/31/2008	$ 16.55	$ 7.25	14,912.8
1/1/2009 to 12/31/2009	$ 7.25	$ 9.94	50,128.5
1/1/2010 to 12/31/2010	$ 9.94	$ 12.07	43,111.8
1/1/2011 to 12/31/2011	$ 12.07	$ 10.90	54,123.4
PIMCO Low Duration Fund
6/23/2008 to 12/31/2008	$ 10.46	$ 10.13	3,641.6
1/1/2009 to 12/31/2009	$ 10.13	$ 11.24	20,693.2
1/1/2010 to 12/31/2010	$ 11.24	$ 11.55	106,193.2
1/1/2011 to 12/31/2011	$ 11.55	$ 11.51	107,754.4
PIMCO Real Return Fund
6/23/2008 to 12/31/2008	$ 11.19	$ 10.08	49,901.8
1/1/2009 to 12/31/2009	$ 10.08	$ 11.73	155,928.1
1/1/2010 to 12/31/2010	$ 11.73	$ 12.37	158,701.8
1/1/2011 to 12/31/2011	$ 12.37	$ 13.52	142,935.8
PIMCO Total Return Fund
6/23/2008 to 12/31/2008	$ 11.03	$ 11.29	191,285.0
1/1/2009 to 12/31/2009	$ 11.29	$ 12.58	564,364.5
1/1/2010 to 12/31/2010	$ 12.58	$ 13.39	458,530.5
1/1/2011 to 12/31/2011	$ 13.39	$ 13.66	466,400.3
Pioneer Fund
6/23/2008 to 12/31/2008	$ 12.37	$ 8.66	0.0
1/1/2009 to 12/31/2009	$ 8.66	$ 10.58	0.0
1/1/2010 to 12/31/2010	$ 10.58	$ 12.03	0.0
1/1/2011 to 12/31/2011	$ 12.03	$ 11.28	0.0
Pioneer High Yield Fund
6/23/2008 to 12/31/2008	$ 11.67	$ 7.32	0.0
1/1/2009 to 12/31/2009	$ 7.32	$ 11.67	43,442.1
1/1/2010 to 12/31/2010	$ 11.67	$ 13.49	18,709.4
1/1/2011 to 12/31/2011	$ 13.49	$ 13.03	14,348.8
Pioneer Emerging Markets Fund
6/23/2008 to 12/31/2008	$ 14.61	$ 6.68	7,357.0
1/1/2009 to 12/31/2009	$ 6.68	$ 11.39	57,650.6
1/1/2010 to 12/31/2010	$ 11.39	$ 13.00	37,222.9
1/1/2011 to 12/31/2011	$ 13.00	$ 9.68	37,304.7
Pioneer Real Estate Shares Fund
6/23/2008 to 12/31/2008	$ 10.26	$ 6.31	8,571.6
1/1/2009 to 12/31/2009	$ 6.31	$ 8.07	38,390.9
1/1/2010 to 12/31/2010	$ 8.07	$ 10.17	16,926.4
1/1/2011 to 12/31/2011	$ 10.17	$ 10.89	15,522.9
Pioneer Growth Opportunities Fund
8/28/2009 to 12/31/2009	$ 10.53	$ 11.31	609.2
1/1/2010 to 12/31/2010	$ 11.31	$ 13.29	569.1
1/1/2011 to 12/31/2011	$ 13.29	$ 12.74	542.6
Templeton Foreign Fund
6/23/2008 to 12/31/2008	$ 14.30	$ 8.88	30,989.8
1/1/2009 to 12/31/2009	$ 8.88	$ 13.07	33,583.4
1/1/2010 to 12/31/2010	$ 13.07	$ 13.93	209,014.7
1/1/2011 to 12/31/2011	$ 13.93	$ 11.95	225,413.1

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Templeton Growth Fund, Inc.
6/23/2008 to 12/31/2008	$ 12.11	$ 7.93	14,431.8
1/1/2009 to 12/31/2009	$ 7.93	$ 10.19	15,764.9
1/1/2010 to 12/31/2010	$ 10.19	$ 10.77	15,937.0
1/1/2011 to 12/31/2011	$ 10.77	$ 9.91	2,801.8
TA WMC Diversified Growth(2)
6/23/2008 to 12/31/2008	$ 10.24	$ 6.20	0.0
1/1/2009 to 12/31/2009	$ 6.20	$ 7.87	0.0
1/1/2010 to 12/31/2010	$ 7.87	$ 9.03	263,305.1
1/1/2011 to 12/31/2011	$ 9.03	$ 8.47	329,120.5
TA Flexible Income(3)
11/12/2009 to 12/31/2009	$ 0.0	$ 1.02	4,575.4
1/1/2010 to 12/31/2010	$ 1.02	$ 1.12	4,419.2
1/1/2011 to 12/31/2011	$ 1.12	$ 1.14	11,111.5
TA Growth Opportunities(4)
6/23/2008 to 12/31/2008	$ 10.39	$ 6.72	0.0
1/1/2009 to 12/31/2009	$ 6.72	$ 8.92	308.8
1/1/2010 to 12/31/2010	$ 8.92	$ 11.82	68,558.8
1/1/2011 to 12/31/2011	$ 11.82	$ 10.49	86,047.3
TA Small/Mid Cap Value(5)
6/23/2008 to 12/31/2008	$ 10.92	$ 6.30	4,025.3
1/1/2009 to 12/31/2009	$ 6.30	$ 8.83	8,586.9
1/1/2010 to 12/31/2010	$ 8.83	$ 11.23	31,134.7
1/1/2011 to 12/31/2011	$ 11.23	$ 10.68	38,518.7
Invesco Van Kampen Comstock Fund
6/23/2008 to 12/31/2008	$ 10.46	$ 7.73	0.0
1/1/2009 to 12/31/2009	$ 7.73	$ 9.83	407.1
1/1/2010 to 12/31/2010	$ 9.83	$ 11.17	174,665.1
1/1/2011 to 12/31/2011	$ 11.17	$ 10.76	240,309.3

(1)	Formerly known as Lord Abbett Mid-Cap Value Fund, Inc.
(2)	TA WMC Diversified Growth merged into TA WMC Diversified Equity, TA WMC Diversified Equity then changed its name to TA Diversified Equity.
(3)	Formerly known as Transamerica AEGON Flexible Income.
(4)	Formerly known as Transamerica Morgan Stanley Growth Opportunities.
(5)	Formerly known as Transamerica Systematic Small/Mid Cap Value.

The TA Diversified Equity fund had not commenced operations as of December 31, 2011 therefore, comparable data is not available.

Table of Contents of the Statement of Additional Information

The contents of the Statement of Additional Information for the Contract include the following:

Appendix A – Portfolios Associated With The Subaccounts

SUBACCOUNT	PORTFOLIO	ADVISOR/SUBADVISOR
AIM Growth Series (Invesco Growth Series) – Class A Shares
Invesco Mid Cap Core Equity Fund	Invesco Mid Cap Core Equity Fund	Invesco Advisers, Inc.
Investment Objective: Long-term growth of capital.
AIM Sector Funds (Invesco Sector Funds) – Class A Shares
Invesco Van Kampen Comstock Fund	Invesco Van Kampen Comstock Fund	Invesco Advisers, Inc.
Investment Objective: Capital growth and income.
Invesco Van Kampen Value Opportunities Fund	Invesco Van Kampen Value Opportunities Fund	Invesco Advisers, Inc.
Investment Objective: Long-term growth of capital.
The AllianceBernstein Trust – Class A Shares
AllianceBernstein International Value Fund	AllianceBernstein International Value Fund	AllianceBernstein L.P.
Investment Objective: Long-term growth of capital.
AllianceBernstein Small/Mid Cap Value Fund	AllianceBernstein Small/Mid Cap Value Portfolio	AllianceBernstein L.P.
Investment Objective: Long-term growth of capital.
AllianceBernstein Value Fund	AllianceBernstein Value Fund	AllianceBernstein L.P.
Investment Objective: Long-term growth of capital.
Allianz Funds – Class A Shares
Allianz NFJ Dividend Value Fund	Allianz NFJ Dividend Value Fund	Allianz Global Investors Fund Management LLC
Investment Objective: Long-term growth of capital and income.
BlackRock Basic Value Fund, Inc. - Investor A Shares		BlackRock Advisors, LLC
Investment Objective: Capital appreciation and secondarily income.
BlackRock Bond Fund, Inc. - Investor A Shares
BlackRock Total Return Fund	BlackRock Total Return Fund	BlackRock Advisors, LLC
Investment Objective: Realize a total return that exceeds that of the Barclays Capital U.S. Aggregate Bond Index.
BlackRock Capital Appreciation Fund, Inc. - Investor A Shares		BlackRock Advisors, LLC
Investment Objective: Long-term growth of capital.
BlackRock Funds - Investor A Shares
BlackRock Global Opportunities Portfolio	BlackRock Global Opportunities Portfolio	BlackRock Advisors, LLC
Investment Objective: Long-term capital appreciation.
BlackRock Funds II - Investor A Shares
BlackRock High Yield Bond Portfolio	BlackRock High Yield Bond Portfolio	BlackRock Advisors, LLC
Investment Objective: Seek maximum total return, consistent with income generation and prudent investment management.
BlackRock U.S. Government Bond Portfolio	BlackRock U.S. Government Bond Portfolio	BlackRock Advisors, LLC
Investment Objective: Maximize total return , consistent with income generation and prudent investment management.
BlackRock Global Allocation Fund, Inc. - Investor A Shares		BlackRock Advisors, LLC
Investment Objective: Provide high total investment return.
BlackRock Index Funds, Inc. - Investor A Shares
BlackRock S&P 500 Index Fund	BlackRock S&P 500 Index Fund	BlackRock Advisors, LLC
Investment Objective: Match performance of the Standard & Poor’s® 500 Index.
BlackRock Large Cap Series Fund, Inc. - Investor A Shares
BlackRock Large Cap Core Fund	BlackRock Large Cap Core Fund	BlackRock Advisors, LLC
Investment Objective: Long-term capital growth.
BlackRock Large Cap Growth Fund	BlackRock Large Cap Growth Fund	BlackRock Advisors, LLC
Investment Objective: Long-term capital growth.

SUBACCOUNT	PORTFOLIO	ADVISOR/SUBADVISOR
BlackRock Large Cap Value Fund	BlackRock Large Cap Value Fund	BlackRock Advisors, LLC
Investment Objective: Long-term capital growth.
BlackRock Series, Inc. – Investor A Shares
BlackRock International Fund	BlackRock International Fund	BlackRock Advisors, LLC
Investment Objective: Capital appreciation.
BlackRock Value Opportunities Fund, Inc. - Investor A Shares		BlackRock Advisors, LLC
Investment Objective: Long-term growth of capital.
Columbia Acorn Trust - Class A Shares
Columbia Acorn International	Columbia Acorn International	Columbia Wanger Asset Management, LLC
Investment Objective: Long-term capital appreciation.
Columbia Acorn USA	Columbia Acorn USA	Columbia Wanger Asset Management, LLC
Investment Objective: Long-term capital appreciation.
Columbia Funds Series Trust - Class A Shares
Columbia Marsico Growth Fund	Columbia Marsico Growth Fund	Columbia Management Investment Advisers, LLC
Investment Objective: Long-term growth of capital.
Columbia Mid Cap Growth Fund - Class A Shares		Columbia Management Investment Advisers, LLC
Investment Objective: Capital appreciation.
Davis New York Venture Fund, Inc. - Class A Shares		Davis Selected Advisers, L.P.
Investment Objective: Long-term growth of capital.
Dreyfus Appreciation Fund, Inc.		The Dreyfus Corporation
Investment Objective: Long-term capital appreciation.
Eaton Vance Mutual Funds Trust - Class A Shares
Eaton Vance Floating-Rate Fund	Eaton Vance Floating-Rate Fund	Boston Management and Research
Investment Objective: Provide a high level of current income.
Eaton Vance Special Investment Trust - Class A Shares
Eaton Vance Large-Cap Value Fund	Eaton Vance Large-Cap Value Fund	Boston Management and Research
Investment Objective: Total return.
Federated Equity Funds - Class A Shares
Federated Capital Appreciation Fund	Federated Capital Appreciation Fund	Federated Equity Management Company of Pennsylvania
Investment Objective: Capital appreciation.
Federated Kaufmann Fund	Federated Kaufmann Fund	Federated Equity Management Company of Pennsylvania
Investment Objective: Capital appreciation.
JPMorgan Trust II – Class A Shares
JPMorgan Multi-Cap Market Neutral Fund	JPMorgan Multi-Cap Market Neutral Fund	J.P. Morgan Investment Management, Inc.
Investment Objective: Long-term capital preservation and growth.
JPMorgan Small Cap Growth Fund	JPMorgan Small Cap Growth Fund	J.P. Morgan Investment Management, Inc.
Investment Objective: Long-term capital growth.
Janus Investment Fund - Class A Shares
Janus Enterprise Fund	Janus Enterprise Fund	Janus Capital Management LLC
Investment Objective: Long-term growth of capital.

SUBACCOUNT	PORTFOLIO	ADVISOR/SUBADVISOR
Janus Forty Fund	Janus Forty Fund	Janus Capital Management LLC
Investment Objective: Long-term growth of capital.
Lord Abbett Affiliated Fund, Inc. - Class A Shares		Lord, Abbett & Co. LLC
Investment Objective: Long-term growth of capital and income.
Lord Abbett Bond-Debenture Fund, Inc. - Class A Shares		Lord, Abbett & Co. LLC
Investment Objective: High current income.
Lord Abbett Mid Cap Stock Fund, Inc. - Class A Shares(1)		Lord, Abbett & Co. LLC
Investment Objective: Capital appreciation.
The Managers Funds - Class A Shares
Managers Cadence Capital Appreciation Fund	Managers Cadence Capital Appreciation Fund	Managers Investment Group LLC
Investment Objective: Growth of capital.
Oppenheimer Capital Appreciation Fund - Class A Shares		OppenheimerFunds, Inc.
Investment Objective: Capital appreciation.
Oppenheimer Main Street Funds®, Inc. - Class A Shares
Oppenheimer Main Street Fund®	Oppenheimer Main Street Fund®	OppenheimerFunds, Inc.
Investment Objective: High total return.
Oppenheimer Main Street Small- & Mid-Cap Fund® - Class A Shares		OppenheimerFunds, Inc.
Investment Objective: Capital appreciation.
PIMCO Funds - Class A Shares
PIMCO CommodityRealReturn Strategy Fund®	PIMCO CommodityRealReturn Strategy Fund®	Pacific Investment Management Company LLC
Investment Objective: Maximum real return.
PIMCO Low Duration Fund	PIMCO Low Duration Fund	Pacific Investment Management Company LLC
Investment Objective: Maximum total return with preservation of capital.
PIMCO Real Return Fund	PIMCO Real Return Fund	Pacific Investment Management Company LLC
Investment Objective: Maximum real return with preservation of capital.
PIMCO Total Return Fund	PIMCO Total Return Fund	Pacific Investment Management Company LLC
Investment Objective: Maximum total return with preservation of capital.
Pioneer Emerging Markets Fund - Class A Shares		Pioneer Investment Management, Inc.
Investment Objective: Long-term growth of capital.
Pioneer Fund - Class A Shares		Pioneer Investment Management, Inc.
Investment Objective: Reasonable income and capital growth.
Pioneer Growth Opportunities Fund - Class A Shares		Pioneer Investment Management, Inc.
Investment Objective: Growth of capital.
Pioneer High Yield Fund - Class A Shares		Pioneer Investment Management, Inc.
Investment Objective: Maximize total return through a combination of income and capital appreciation.
Pioneer Real Estate Shares Fund - Class A Shares		Pioneer Investment Management, Inc.
Investment Objective: Long-term growth of capital, current income is secondary.
Ready Assets Prime Money Fund		BlackRock Advisors, LLC
Investment Objective: Preservation of capital.
Templeton Funds - Class A Shares
Templeton Foreign Fund	Templeton Foreign Fund	Templeton Global Advisors Limited
Investment Objective: Long-term capital growth.

SUBACCOUNT	PORTFOLIO	ADVISOR/SUBADVISOR
Templeton Growth Fund, Inc. - Class A Shares
Templeton Growth Fund, Inc	Templeton Growth Fund, Inc	Templeton Global Advisors Limited
Investment Objective: Long-term capital growth.
Transamerica Funds - Class A Shares
TA Diversified Equity(2)(3)	Transamerica Diversified Equity(2)(3)	Transamerica Asset Management, Inc.
Investment Objective: Maximize long-term growth.
TA Flexible Income(4)	Transamerica Flexible Income(4)	Transamerica Asset Management, Inc.
Investment Objective: Provide high total return.
TA Growth Opportunities(5)	Transamerica Growth Opportunities(5)	Transamerica Asset Management, Inc.
Investment Objective: Capital appreciation.
TA Small/Mid Cap Value(6)	Transamerica Small/Mid Cap Value(6)	Transamerica Asset Management, Inc.
Investment Objective: Maximize total return.

[1].	Formerly known as Lord Abbett Mid-Cap Value Fund, Inc.
[2].	Transamerica WMC Diversified Growth merged into Transamerica WMC Diversified Equity.
[3].	Formerly known as Transamerica WMC Diversified Equity.
[4].	Formerly known as Transamerica AEGON Flexible Income.
[5].	Formerly known as Transamerica Morgan Stanley Growth Opportunities.
[6].	Formerly known as Transamerica Systematic Small/Mid Cap Value.

Additional Information:

1.	The following subaccounts were closed to new investments on May 1, 2007:

American Century Capital Portfolios, Inc. – A Class Shares
Equity Income Fund	Equity Income Fund	American Century Investment Management, Inc.
Investment Objective: Current income and capital appreciation as a secondary objective.
American Century Mutual Funds, Inc. – A Class Shares
Ultra® Fund	Ultra® Fund	American Century Investment Management, Inc.
Investment Objective: Long-term capital growth.
BlackRock Funds II - Investor A Shares
BlackRock Low Duration Bond Portfolio	BlackRock Low Duration Bond Portfolio	BlackRockAdvisors, LLC
Investment Objective: Maximize total return.
BlackRock Global SmallCap Fund, Inc. - Investor A Shares		BlackRockAdvisors, LLC
Investment Objective: Long-term growth of capital.
BlackRock Index Funds, Inc. - Investor A Shares
BlackRock International Index Fund	BlackRock International Index Fund	BlackRockAdvisors, LLC
Investment Objective: Match the performance of the MSCI EAFE Index.
BlackRock Small Cap Index Fund	BlackRock Small Cap Index Fund	BlackRockAdvisors, LLC
Investment Objective: Match the performance of the Russell 2000 Index.
Fidelity Advisor Funds - Class A Shares
Fidelity Advisor® Equity Growth Fund	Fidelity Advisor® Equity Growth Fund	Fidelity Management & Research Company
Investment Objective: Capital appreciation.

SUBACCOUNT	PORTFOLIO	ADVISOR/SUBADVISOR
2. The following subaccount was closed to new investments on November 9, 2007:
Allianz Funds – Class A Shares
Allianz NFJ Mid-Cap Value Fund	Allianz NFJ Mid-Cap Value Fund	Allianz Global Investors Fund Management LLC
Investment Objective: Long-term growth of capital and income.
3. The following subaccount was closed to new investments on March 28, 2008:
Cohen & Steers Realty Income Fund, Inc. – Class A Shares		Cohen & Steers Capital Management, Inc.
Investment Objective: Total return.
4. Effective close of business on or about December 31, 2010, the following subaccounts will be closed to new investments:
American Funds® – Class F-1 Shares
EuroPacific Growth Fund®	EuroPacific Growth Fund®	Capital Research and Management CompanySM
Investment Objective: Long-term growth of capital.
The Bond Fund of AmericaSM	The Bond Fund of AmericaSM	Capital Research and Management CompanySM
Investment Objective: High level of current income.
The Growth Fund of America®	The Growth Fund of America®	Capital Research and Management CompanySM
Investment Objective: Growth of capital.
The Income Fund of America®	The Income Fund of America®	Capital Research and Management CompanySM
Investment Objective: Current income and secondarily capital growth.
The Investment Company of America®	The Investment Company of America®	Capital Research and Management CompanySM
Investment Objective: Long-term growth of capital and income.
5. The following subaccount will be closed to new investments on July 31, 2011:
Allianz Funds – Class A Shares
Allianz NFJ Small-Cap Value Fund	Allianz NFJ Small-Cap Value Fund	Allianz Global Investors Fund Management LLC
Investment Objective: Long-term growth of capital and income.

6.      The following subaccount is only available to owners that held an investment in this subaccount on February 24, 2012. However, if any such owner surrenders all of his or her money from this subaccount after close of business February 24, 2012, that owner may not reinvest in this subaccount.

Delaware Group Equity Funds IV- Class A Shares
Delaware Smid Cap Growth Fund	Delaware Smid Cap Growth Fund	Delaware Management Company
Investment Objective: Long-term capital appreciation.

Appendix B – Example of Bonus Payment and Recapture

Example: You purchased a Merrill Lynch Investor Choice Annuity® XC Class Contract with an initial premium of $400,000 on May 10, 2009. You make a withdrawal (including any applicable surrender charge (SC)) of $155,000 on July 5, 2010 and pay a subsequent premium of $200,000 on August 1, 2010. Your bonus amounts paid and recaptured, based on hypothetical account values and transactions, are illustrated below. This example assumes hypothetical positive and negative investment performance of the Separate Account. There is, of course, no assurance that the Separate Account will experience positive investment performance. This example does not reflect the deduction of fees and charges. For a detailed explanation of how we calculate bonus amounts paid and recaptured, see “Features and Benefits of the Contract – Bonus Payment and Recapture.”

Date		Transactions		Bonus Amounts		Account	Bonus Amount Subject to
		Prem.	Withdr.	Paid	Recaptured	Value	Recapture

5/10/2009	The contract is issued	$ 400,000		$ 18,000		$ 418,000	$ 18,000
Premium Allocated to Tier 1 = $125,000
Premium Allocated to Tier 2 = $275,000
Bonus 1 = (.045 x $125,000) + (.045 x $275,000) = $5,625 + $12,375 = $18,000
Bonus 1 Subj. to Recapture = Bonus Recapture Percentage (BRP)Year 1 x Bonus 1
= 100% x $18,000 = $18,000

5/10/2010	First contract anniversary					$ 428,000	$ 11,700
Assume account value increased by $10,000 due to positive investment performance.
Bonus 1 Subj. to Recapture = BRP Year 2 x Bonus 1 = 65% x $18,000 = $11,700

7/5/2010	Owner takes a $155,000 withdrawal		$ 155,000		$ 3,540	$ 273,160	$ 8,160
Assume account value increased by $3,700 due to positive investment performance.
Bonus 1 Subj. to Recapture Before Withdrawal = BRP Year 2 x Bonus 1 = 65% x $18,000 = $11,700
Gain = account value Before Withdrawal — Bonus Amounts Subj. to Recapture — Remaining Premiums
= $431,700 — $11,700 — $400,000 = $20,000
Free Withdrawal Amount = Greater of 10% Premium or Gain = Max ($40,000, $20,000) = $40,000
Prem 1 Withdrawn = Withdrawal — Gain = $155,000 — $20,000 = $135,000
Prem 1 Withdrawn without SC = Free-Out — Gain = $40,000 — $20,000 = $20,000
Bonus 1 Recapture Ratio = Prem 1 Withdrawn Subj. to SC/Prem 1 Remaining Immediately Prior
= ($135,000 — $20,000)/($400,000 — $20,000) = $115,000/$380,000 = .3026
Bonus 1 Recaptured = Bonus 1 Subj. to Recapture x Bonus 1 Recapture Ratio
= $11,700 x .3026 = $3,540
Bonus 1 Subj. to Recapture After Withdrawal = BRP Year 2 x (Bonus 1 — Recaptured Amount/BRP at time of recapture)
= 65% x ($18,000 — $3,540/65%) = $8,160

8/1/2010	Owner puts in $200,000 additional premium	$ 200,000		$ 10,000		$ 459,385	$ 18,160
Assume account value decreased by $23,775 due to negative investment performance.
Premium Allocated to Tier 2 = $100,000
Premium Allocated to Tier 3 = $100,000
Bonus 2 = (.045 x $100,000) + (.055 x $100,000) = $10,000
Bonus 2 Subj. to Recapture = BRP Year 1 x Bonus 2 = 100% x $10,000 = $10,000
Bonus 1 Subj. to Recapture = BRP Year 2 x (Bonus 1 — Recaptured Amount/BRP at time of recapture)
= 65% x ($18,000 — $3,540/65%) = $8,160

5/10/2011	Second contract anniversary					$ 454,385	$ 13,766
Assume account value decreased by $5,000 due to negative investment performance.
Bonus 1 Subj. to Recapture = BRP Year 3 x (Bonus 1 — Recaptured Amount/BRP at time of recapture)
= 30% x ($18,000 — $3,540/65%) = $3,766
Bonus 2 Subj. to Recapture = BRP Year 1 x (Bonus 2 — Recaptured Amount/BRP at time of recapture)
= 100% x ($10,000 — $0) = $10,000

5/10/2012	Third contract anniversary					$ 479,385	$ 6,500
Assume account value increased by $25,000 due to positive investment performance.
Bonus 1 Subj. to Recapture = BRP Year 4 x (Bonus 1 — Recaptured Amount/BRP at time of recapture)
= 0% x ($18,000 — $3,540/65%) = $0
Bonus 2 Subj. to Recapture = BRP Year 2 x (Bonus 2 — Recaptured Amount/BRP at time of recapture)
= 65% x ($10,000 — $0) = $6,500

Appendix C – Example of Maximum Anniversary Value GMDB

Example: Assume that you were under age 76 at issue. You paid an initial premium of $100,000 on May 10, 2009 and a subsequent premium of $10,000 on June 28, 2010. You also made withdrawals (including any applicable surrender charge) of $5,000 on August 3, 2009 and $40,000 on September 22, 2010. Your death benefit, based on hypothetical account values and transactions, and selection of the Maximum Anniversary Value (“MAV”) GMDB option, is illustrated below. This example assumes hypothetical positive and negative investment performance of the Separate Account, as indicated, to demonstrate the calculation of the death benefit when the MAV GMDB is selected. There is, of course, no assurance that the Separate Account will experience positive investment performance. The example does not reflect the deduction of fees and charges. For a detailed explanation of how we calculate the death benefit, see “GMDB Base – Maximum Anniversary Value.”

					(A) GMDB MAV Base	(B) Account Value
Transactions
Date			Prem.	Withdr.			Death Benefit

5/10/2009		The contract is issued	$ 100,000		$ 100,000	$ 100,000	$ 100,000 (maximum of (A),(B))
5/10/09 anniversary value = Initial Premium on 5/10/09 = $100,000
GMDB MAV Base = greatest of anniversary values = $100,000

5/10/2010		First contract anniversary			$ 110,000	$ 110,000	$ 110,000 (maximum of (A),(B))
Assume account value increased by $10,000 due to positive investment performance.
5/10/10 anniversary value = account value on 5/10/10 = $110,000
GMDB MAV Base = greatest of anniversary values = 5/10/10 anniversary value = $110,000

6/28/2010		Owner puts in $10,000 additional premium	$ 10,000		$ 120,000	$ 114,000	$ 120,000 (maximum of (A),(B))
Assume account value decreased by $6,000 due to negative investment performance.
5/10/10 anniversary value = anniversary value before premium + additional premium
= $110,000 + $10,000 = $120,000
GMDB MAV Base = greatest of anniversary values = 5/10/10 anniversary value = $120,000

8/3/2010	Owner takes a $5,000 withdrawal			$ 5,000	$ 114,000	$ 95,000	$ 114,000 (maximum of (A),(B))
Assume account value decreased by $14,000 due to negative investment performance.
	Adjusted withdrawal = withdrawal x	(GMDB MAV Base before withdrawal)
(account value before withdrawal)
= $5,000 x ($120,000/$100,000) = $6,000
5/10/10 anniversary value = 5/10/10 anniversary value before w/d – adjusted withdrawal
= $120,000 –$6,000 = $114,000
GMDB MAV Base = greatest of anniversary values = 5/10/10 anniversary value = $114,000

9/22/2010	Owner takes a $40,000 withdrawal			$ 40,000	$ 76,000	$ 80,000	$ 80,000 (maximum of (A),(B))
Assume account value increased by $25,000 due to positive investment performance.
	Adjusted withdrawal = withdrawal x	(GMDB MAV Base before withdrawal)

(account value before withdrawal)
= $40,000 x ($114,000/$120,000) = $38,000
5/10/10 anniversary value = 5/10/10 anniversary value before – adjusted withdrawal
= $114,000 –$38,000 = $76,000
GMDB MAV Base = greatest of anniversary values = 5/10/10 anniversary value = $76,000

5/10/2011		Second contract anniversary			$ 76,000	$ 70,000	$ 76,000 (maximum of (A),(B))
Assume account value decreased by $10,000 due to negative investment performance.
5/10/10 anniversary value = $76,000
5/10/11 anniversary value = account value on 5/10/11 = $70,000
GMDB MAV Base = greatest of anniversary values = 5/10/10 anniversary value = $76,000

Appendix D – Example of Greater of Maximum Anniversary Value GMDB and Roll-Up GMDB*

Example: Assume that you were under age 76 at issue. You paid an initial premium of $100,000 on May 10, 2009 and a subsequent premium of $10,000 on June 28, 2010. You also make withdrawals (including any applicable surrender charge) of $5,000 on August 3, 2010 and $40,000 on September 22, 2010. Your death benefit, based on hypothetical account values and transactions, and selection of the Greater of Maximum Anniversary Value (“MAV”) and Roll-Up GMDB option, is illustrated below. This example assumes hypothetical positive and negative investment performance of the Separate Account, as indicated, to demonstrate the calculation of the death benefit when the Greater of MAV and Roll-Up GMDB is selected and no premiums are allocated to or transferred into Restricted Subaccounts. There is, of course, no assurance that the Separate Account will experience positive investment performance. The example does not reflect the deduction of fees and charges. For a detailed explanation of how we calculate the death benefit, see “GMDB – Greater of Maximum Anniversary Value and Roll-Up.”

						Transactions		(A) GMDB MAV Base	(B) GMDB Roll-Up Base	(C) Account Value	Death Benefit
Date						Prem.	Withdr.

5/10/2009

The contract is issued

5/10/09 anniversary value = Initial Premium on 5/10/09 = $100,000

GMDB MAV Base = greatest of anniversary values = $100,000

GMDB Roll-Up Base = Initial Premium allocated to other than Restricted Subaccounts = $100,000

						$ 100,000		$ 100,000	$ 100,000	$ 100,000	$ 100,000(maximum of (A), (B), (C))

5/10/2010

First contract anniversary

Assume account value increased by $10,000 due to positive investment performance.

5/10/09 anniversary value = account value on 5/10/09 = $110,000

GMDB MAV Base = greatest of anniversary values = 5/10/10 anniversary value = $110,000

GMDB Roll-Up Base = 5/10/09 GMDB Roll-Up Base @ 5% = $100,000 × 1.05 = $105,000

								$ 110,000	$ 105,000	$ 110,000	$ 110,000(maximum of (A), (B), (C))

6/28/2010

Owner puts in $10,000 additional premium

Assume account value decreased by $6,000 due to negative investment performance.

5/10/10 anniversary value = anniversary value before premium + additional premium = $120,000

GMDB MAV Base = greatest of anniversary values = 5/10/10 anniversary value = $120,000

GMDB Roll-Up Base = 5/10/09 GMDB Roll-Up Base @ 5% + additional premium

= $105,000 × (1.05)^(49/365) + $10,000 = $115,690

						$ 10,000		$ 120,000	$ 115,690	$ 114,000	$ 120,000(maximum of (A), (B), (C))

8/3/2010	Owner takes a $5,000 withdrawal Assume account value decreased by $14,000 due to negative investment performance.						$ 5,000	$ 114,000	$ 111,200	$ 95,000	$ 114,000(maximum of (A), (B), (C))
	MAV adj. w/d =	withdrawal ×	(GMDB MAV Base before withdrawal	)

			(account value before withdrawal	)
= $5,000 × ($120,000/$100,000) = $6,000
5/10/09 anniversary value = 5/10/10 anniversary value before w/d — MAV adj. w/d
= $120,000 –$6,000 = $114,000
GMDB MAV Base = greatest of anniversary values = 5/10/09 anniversary value = $114,000
Since $5,000 < .05 × $105,000 = $5,520, withdrawals are dollar-for-dollar with no adjustment.
GMDB Roll-Up Base = 5/10/11 GMDB Roll-Up Base @ 5% + additional premium—Roll-Up adj. w/d
= $105,000 × (1.05)^(85/365) + $10,000 –$5,000 = $111,200

9/22/2010	Owner takes a $40,000 withdrawal Assume account value increased by $25,000 due to positive investment performance.						$ 40,000	$ 76,000	$ 74,608	$ 80,000	$ 80,000(maximum of (A), (B), (C))
	MAV adj. w/d	= withdrawal ×	(GMDB MAV Base before withdrawal	)

			(account value before withdrawal	)
= $40,000 × ($114,000/$120,000) = $38,000
5/10/11 anniversary value = 5/10/10 anniversary value before w/d — MAV adj. w/d
= $114,000 – $38,000 = $76,000
Since $40,000 + $5,000 > .05 × $105,000 = $5,520 withdrawals are adjusted pro-rata.
	Roll-Up adj. w/d	= withdrawal ×	(GMDB Roll-Up Base before withdrawal	)

			(account value before withdrawal	)
		= $40,000 ×	($105,000 × (1.05)^(135/365) + $10,000 –$5,000)		= $37,304
($120,000)
GMDB Roll-Up Base = 5/10/09 GMDB Roll-Up Base @ 5% + additional premium –Roll-Up adj. w/ds
= $105,000 x (1.05)^(135/365) + $10,000 – $5,000 – $37,304 = $74,608

5/10/2011	Second contract anniversary Assume account value decreased by $10,000 due to negative investment performance. 5/10/11 anniversary value = account value on 5/10/11 = $70,000							$76,000	$77,946	$70,000	$77,946(maximum of (A), (B), (C))
GMDB MAV Base = greatest of anniversary values = 5/10/10 anniversary value = $76,000
GMDB Roll-Up Base = 5/10/10 GMDB Roll-Up Base @ 5% + additional premium – Roll-Up adj. w/d
= $105,000 x 1.05 + $10,000 – $5,000 – $37,304 = $77,946

* For purposes of this example, assume the Contract was not issued in the State of Washington.

Appendix E – Example of ADB*

The purpose of this example is to illustrate the operation of the Additional Death Benefit (ADB). The investment returns assumed are hypothetical and are not representative of past or future performance. Actual investment returns may be more or less than those shown and will depend upon a number of factors, including the investment allocations made by a contract owner and the investment experience of the funds. The example assumes no withdrawals and does not reflect the deduction of any fees and charges.

For a detailed explanation of how we calculate the Additional Death Benefit, see “Additional Death Benefit.”

Example: Assume that a contract owner, (age 60) purchases a Merrill Lynch Investor Choice Annuity® (B Class) Contract with the Additional Death Benefit, and the contract owner makes an initial premium payment of $100,000. The contract owner’s spouse is age 55 and is named the primary beneficiary. The account value less uncollected charges as of receipt of due proof of death is $300,000. The following chart depicts the potential Additional Death Benefit at the death of the contract owner.

ADB Premiums	$100,000
Account Value less uncollected charges	$300,000
ADB Gain	$200,000
Additional Death Benefit Lesser of 45% of ADB Gain ($90,000) or 45% of ADB Premiums ($45,000)	$45,000

Assuming the Account Value less uncollected charges is greater than the Guaranteed Minimum Death Benefit, the total death benefit payable equals $300,000 + $45,000 = $345,000. Assuming a lump sum payout and an income tax rate of 36%, the after-tax death benefit is $256,800.

If instead, the contract owner was age 70, the percentage used in the above calculations would have been 30% since the contract owner at issue was over age 69 and the Additional Death Benefit would have been $30,000 equal to the lesser of 30% of ADB Gain ($60,000) or 30% of ADB Premiums ($30,000).

* For purposes of this example assume the Contract is not issued in the state of Washington.

APPENDIX F – Example of GMIB Riders

The purpose of this example is to illustrate the operation of the Guaranteed Minimum Income Benefit. No investment returns are assumed as only the GMIB guaranteed minimum payments are illustrated. Actual investment returns may result in a higher payment. However, both GMIB riders would generally not have provided any additional benefit in these cases unless there was a sudden, sharp decline in investment returns. The example assumes no investment in Restricted Subaccounts (not applicable for GMIB EXTRA), no withdrawals and no premium taxes. Any change to these assumptions would reduce the GMIB Base and therefore the GMIB guaranteed minimum payment.

Facts: Assume that a male, age 55 purchases a Merrill Lynch Investor Choice Annuity® (B Class) Contract with an initial premium payment of $  100,000, selects GMIB (or GMIB EXTRA) and specifies the Life with Payments Guaranteed for 10 Years annuity option. The following chart shows the GMIB guaranteed minimum payout amounts under each rider if he were to exercise GMIB on the contract anniversaries shown:

	GMIB Rider		GMIB EXTRA Rider (Applicable to contract owners who purchased the Contract prior to June 23, 2008)		GMIB EXTRA Rider (Applicable to contract owners who purchased the Contract on or after June 23, 2008)****)
Contract Anniversary*	GMIB Base	Annual GMIB Payments**	GMIB Base	Annual GMIB Payments**	GMIB Base	Annual GMIB Payments**
5th	$ 127,628	Not Available For Exercise	$ 127,628	Not Available For Exercise	$ 133,823	Not Available For Exercise
10th	$ 162,889	$ 9,011	$ 162,889	$ 9,011	$ 179,085	$ 8,682
15th	$ 207,893	$ 12,997	$ 207,893	$ 12,997	$ 239,656	$ 13,085
20th	$ 265,330	$ 18,976	$ 265,330	$ 18,976	$ 320,714	$ 20,013
25th	$ 265,330	$ 21,715	$ 338,635	$ 27,714	$ 429,187	$ 30,798
30th***	$ 265,330	$ 24,516	$ 432,194	$ 39,935	$ 574,349	$ 47,418
35th	n/a	GMIB TERMINATED	n/a	GMIB TERMINATED	n/a	GMIB TERMINATED

*	The Contract may also be annuitized under the terms and conditions of each GMIB rider during the 30 day period immediately following each contract anniversary whenever GMIB is available for exercise.
**	GMIB payments must be made on a monthly basis. Annual amounts (monthly times 12) are illustrative. The version of GMIB EXTRA first available on June 23, 2008 uses different and lower payout factors than GMIB and the prior version of GMIB EXTRA.
***	If the Contract were not annuitized during the 30 day period following this contract anniversary, each GMIB rider would terminate and no future guaranteed minimum income benefit would be provided. Furthermore, GMIB charges previously collected would not be refunded.
****	Subject to state availability.

For a detailed explanation of how we calculate the GMIB Base and determine the actual payout amount upon exercise of GMIB, see “Guaranteed Minimum Income Benefit” for the GMIB Rider and “Guaranteed Minimum Income Benefit EXTRA” for the GMIB EXTRA Rider.

APPENDIX G – Example of GMWB

Example: You purchased a Merrill Lynch Investor Choice Annuity® B Class contract with an initial premium of $100,000 on July 1, 2009 at the age of 72. You selected the Guaranteed Minimum Withdrawal Benefit Single Life rider and immediately took your first withdrawal. You continue to take withdrawals each Contract Year as shown below. Your Guaranteed Lifetime Amount (GLA) and GMWB Base, based on hypothetical contract values and transactions, are illustrated below. For a detailed explanation of how we calculate the GMWB Base and GMWB Charge, see “Guaranteed Minimum Withdrawal Benefit.”

TRANSACTIONS
DATE			PREM.	WITHDR.	CONTRACT VALUE	GMWB BASE	GLA	GLA REMAINING

7/1/2009	The Contract is issued and the owner takes a $6,000 withdrawal.		$ 100,000		$ 94,000	$ 100,000	$ 6,000	$ —
The Lifetime Income Percentage is 6.0%. No Roll-Up is applicable since the owner took an immediate withdrawal
5/1/2012	10th Monthaversary in the second contract year				$ 120,000	$ 100,000	$ 6,000	$ 6,000

Assume contract value increased by $26,000 due to positive investment performance and that this is the highest monthaversary value since issue. Assume no prior annual ratchet
7/1/2012	Third contract anniversary				$ 115,000	$ 120,000	$ 7,200	$ 7,200

Assume contract value decreased by $5,000 due to negative investment performance and that the $120,000 contract value achieved in month 10 represents the highest monthaversary value for the contract year. A ratchet occurs increasing the GMWB Base to $120,000. The Lifetime Income Percentage remains 6.0%

8/15/2012	Owner takes a $7,200 withdrawal			$ 7,200	$ 103,000	$ 120,000	$ 7,200	$ —
Assume contract value decreased by $4,800 to $110,200 due to negative investment performance. No adjustments apply since withdrawals have not exceeded the GLA during the contract year
10/1/2012	Owner takes a $35,000 withdrawal			$ 35,000	$ 65,000	$ 65,000	$ —	$ —
Assume contract value decreased by $3,000 to $100,000 due to negative investment performance. The previous withdrawal equaled the GLA so entire withdrawal is an excess withdrawal
	Adj. Excess w/d = Excess w/d x	( GMWB Base before the excess withdrawal )
account value before the excess withdrawal
= ($35,000) x ($120,000 /$100,000) = $35,000 x (6/5)
= $42,000
	GMWB Base	= Min (GMWB Base prior less Adj. Excess w/d, account value after excess w/d)
= Min ($120,000 — $42,000, $65,000) = $65,000
7/1/2013	Fourth contract anniversary				$ 64,000	$ 65,000	$ 3,900	$ 3,900
Assume contract value decreased by $1,000 to $64,000 due to negative investment performance
10/1/2013	Owner takes a $39,900 withdrawal			$ 39,900	$ 16,000	$ 16,000	$ 3,900	$ —
Assume contract value decreased by $8,100 to $55,900 due to negative investment performance. No previous w/ds have been taken during the contract year so $36,000 is an excess withdrawal.
	Adj. Excess w/d = Excess w/d x	( GMWB Base before the excess withdrawal )
account value before the excess withdrawal
= $36,000 x ($65,000 /($55,900 — $3,900) ) = $36,000 x (5/4)
= $45,000
	GMWB Base	= Min (GMWB Base prior less Adj. Excess w/d, account value after excess w/d)
= Min ($65,000 — $45,000, $55,900 — $39,900)
= Min ($20,000, $16,000) = $16,000
7/1/2021	Twelfth contract anniversary — Owner requests a $800 withdrawal			$ 800	$ —	*GMWB RIDER TERMINATED*

Assume withdrawals equal to the GLA have been taken each contract year and the Automatic Step-Up has not changed the GMWB Base. Assume contract value has decreased by $15,200 to $800 due to withdrawals and negative investment performance.
You receive the remaining $800 of contract value and the Company pays You an additional $160. The GMWB Rider and Base Contract terminate. Lifetime monthly payments of $960 /12 = $80 are established with an Annuity Date of 7/1/2023

Appendix H – GMIB and GMWB Investment Categories

GMIB and GMWB Investment Category	Subaccounts
Large Cap	BlackRock Basic Value, BlackRock Capital Appreciation, BlackRock Large Cap Core, BlackRock Large Cap Growth, BlackRock Large Cap Value, BlackRock S&P 500 Index, Invesco Van Kampen Value Opportunities, AllianceBernstein Value, Managers Cadence Capital Appreciation, New York Venture, Dreyfus Appreciation, Federated Capital Appreciation, Lord Abbett Affiliated, Marsico Growth Fund, Oppenheimer Capital Appreciation, Allianz NFJ Divided Value, Eaton Vance Large-Cap Value, Janus Forty Fund, Oppenheimer Main Street, Pioneer Fund, TA Diversified Equity, Invesco Van Kampen Comstock
Mid Cap	Invesco Mid Cap Core Equity, Federated Kaufmann, Lord Abbett Mid Cap Stock Fund, Janus Enterprise Fund, Columbia Mid Cap Growth, TA Growth Opportunities
Small Cap	BlackRock Value Opportunities, AllianceBernstein Small/Mid Cap Value, Columbia Acorn USA, Oppenheimer Main Street Small - & MidCap, Pioneer Growth Opportunities, JPMorgan Small Cap Growth, TA Small/Mid Cap Value
International	Templeton Foreign, Templeton Growth, Pioneer Emerging Markets, AllianceBernstein International Value, BlackRock International, Columbia Acorn International, BlackRock Global Opportunities Portfolio
Balanced	BlackRock Global Allocation Fund
Money Market	Ready Assets Prime Money Fund
Fixed Income	BlackRock Total Return, BlackRock High Yield Bond Portfolio, BlackRock U.S. Government Bond Portfolio, Eaton Vance Floating-Rate, Lord Abbett Bond-Debenture, PIMCO Real Return, PIMCO Total Return, Pioneer High Yield, PIMCO Low Duration, TA Flexible Income
Alternative	Cohen & Steers Realty Income, JPMorgan Multi-Cap Market Neutral, PIMCO CommodityRealReturn® Strategy, Pioneer Real Estate Shares

Appendix I – GMWB Tax Examples

The following examples illustrate how we intend to tax report a $5,000 payment received by you at various stages under a Contract with a GMWB benefit. Assume the Guaranteed Lifetime Amount is also $5,000. It should be noted that all taxable amounts received under your Contract will be treated as ordinary income. Please note that the tax consequences associated with payments received in accordance with the GMWB are unclear and a tax advisor should be consulted.

(1)	Before annuity payments begin, earnings (or gains) come out first from the Contract and are taxable as ordinary income. Thus, if taken as a pre-annuity date withdrawal, the entire $5,000 payment will consist of taxable earnings until the account value is reduced to an amount below the greater of (i) the investment in the Contract (generally equal to the total premium payments); or (ii) the $5,000 Guaranteed Lifetime Amount.

(2)	Over time, as withdrawals are made from the Contract, the account value may be reduced to zero, but the GMWB benefit still guarantees that $5,000 will be paid each year. The tax treatment of a $5,000 withdrawal may differ as the account value approaches and reaches zero:

Example 1

Year during which account value goes to zero

Assume the account value is $500. $500 of the withdrawal will be from the account value and $4,500 will be part of the GMWB benefit. If the investment in the Contract at the time of payment is $1,000, we will report $4,000 as taxable gain and we will reduce the investment in Contract to zero. Investment in the Contract after the payment equals zero.

Years after account value goes to zero

Full amount of the $5,000 payment is taxed as gain, because investment in the Contract is now zero.

Example 2

Year during which account value goes to zero

Assuming again an account value of $500, $500 of the withdrawal will be taken from the account value and $4,500 will be paid to you as part of the GMWB benefit. If investment in the Contract at the time of payment is $15,000, we will report the entire $5,000 payment as a nontaxable return of premiums, because investment in the Contract is greater than both the guaranteed lifetime payment and the account value. Investment in the Contract immediately after the payment would be reduced by the full amount of the nontaxable payment received by you, to $10,000.

Years after account value goes to zero

Assume the expected return under the Contract is $91,000 ($5,000 each year times the life expectancy of the covered person). The exclusion ratio for the annual $5,000 guaranteed lifetime payments will be 11 percent (which is calculated by dividing the investment in the Contract of $10,000 by the expected return of $91,000). Thus, $4,450 will be reported as taxable income and $550 may be excluded from each annual payment of $5000 until the entire $10,000 investment in the Contract is recovered. After the entire investment in the Contract is recovered, the full amount of each guaranteed lifetime payment will be taxable.

Appendix J – State Contract Availability and/or Variations of Certain Features and Benefits

The following information is a summary of the states where certain features and/or benefits are either not available as of the date of this Prospectus or vary from the Contract’s features and benefits as previously described in this Prospectus.

States Where Certain Features and/or Benefits are Not Available or have Certain Variations to Features and/or Benefits:

State	Features and Benefits	Availability or Variation
California	See “Right to Review” (“Free Look”)” “	For Contracts issued in California to contract owners who are 60 years of age or older, and who directed us on the application to invest the premiums immediately in subaccount(s) other than the Ready Assets Prime Money Fund Subaccount, we will refund the account value less any bonus amounts as of the date you return the Contract.
	See “Partial Withdrawals – Systematic Withdrawal Program” See “Dollar Cost Averaging”	This feature begins 35 days after the contract date. This feature begins 35 days after the contract date.
Maryland	C Class Contracts	Not available.
Minnesota	“Guaranteed Minimum Income Benefit EXTRA”	Currently not available.
Montana	See “Gender-Based Annuity Purchase Rates”	Blended unisex annuity purchase rates are applied to both male and female annuitants; annuity payments under life annuity payout options will be the same for male and female annuitants of the same age on the annuity date.
Oregon	See “Bonus Payment and Recapture”	For XC (bonus) Class Contracts issued in Oregon, the bonus rate will never be lower than the rate shown on your Contract Schedule Page.
Washington	See “Bonus Payment and Recapture”	For XC (bonus) Class Contracts issued in Washington, the bonus rate will never be lower than the rate shown on your Contract Schedule Page.
	See “Death Benefit – GMDB Roll-Up Base A”	Interest rate credited to premiums allocated to subaccounts (other than Restricted Subaccounts) for GMDB Roll-Up Base A is compounded daily at an annual rate of 3%.
	“Additional Death Benefit”	Not available.

Appendix K – Differences between GMIB & GMIB EXTRA

	GMIB	GMIB EXTRA*
Issue Age	Maximum issue age for Contracts purchased through established IRA, Roth IRA, SEP IRA, or tax sheltered annuity contracts is 75 (older annuitant). No minimum issue age.	Maximum issue age is 70 (older annuitant) (age 75 if you purchased your Contract on or after June 23, 2008) and minimum issue age is 45 (younger annuitant). Natural owner(s) must be annuitant(s) and only spouses may be joint annuitants.
Charge	The current charge is 0.50% (0.90% maximum).	The current charge is 0.65% (0.75% if you purchased your Contract on or after June 23, 2008) (1.20% maximum).
Investment Restrictions	No allocation guidelines or investment restrictions currently apply.	Allocation guidelines and investment restrictions apply.
Restricted Subaccounts	Restricted Subaccounts (3% interest on GMIB Roll-Up Base B).	No Restricted Subaccounts (5% (6% if you purchased your Contract on or after June 23, 2008) interest on entire GMIB EXTRA Roll-Up Base).
GMIB Roll-Up Base	GMIB Roll-Up Base accrues interest until the earlier of 20 contract years or the contract anniversary on or following the oldest annuitant’s 80th birthday.	GMIB EXTRA Roll-Up Base accrues interest until the contract anniversary on or following the oldest annuitant’s 85th birthday.
GMIB MAV Base	Anniversary values for GMIB MAV Base calculated until the contract anniversary on or following the oldest annuitant’s 80th birthday.	Anniversary values for GMIB EXTRA MAV Base calculated until the contract anniversary on or following the oldest annuitant’s 85th birthday.
Optional Reset	No optional resets of GMIB Roll-Up Base.	Optional resets of GMIB EXTRA Roll-Up Base until oldest annuitant’s 75th birthday (restarts the 10-year waiting period).
RMD Provision	RMD withdrawals will reduce the GMIB Roll-Up Base in the same manner as all other withdrawals.	RMD withdrawals attributable to assets in the Contract will reduce the GMIB EXTRA Roll-Up Base subject to limited dollar-for-dollar treatment. (“See Required Minimum Distributions”).
No Lapse Guarantee	No Lapse Guarantee not available.	If account value is reduced to zero, No Lapse Guarantee automatically exercises GMIB EXTRA.

*	Please note that if you purchased your Contract prior to January 12, 2007, the GMIB EXTRA is not available.

Appendix L – Differences Between Single Life GMWB and Joint Life GMWB

GMWB	Single Life Rider*	Joint Life Rider
Charge

•         The current charge is 0.60% (0.65% if you purchased your Contract on or after June 23, 2008) (1.25% maximum).

•         The current charge is 0.80% if you elect the Income Enhancement Benefit (1.55% maximum).

The current charge is 0.75% (0.85% if you purchased your Contract on or after June 23, 2008) (1.50% maximum). • The current charge is 1.15% if you elect the Income Enhancement Benefit (2.00% maximum).
Contract Structuring	Joint annuitants are not permitted.	Joint annuitants are permitted, but must be spouses.
Annuitant Changes

•         Changes of annuitant are not permitted under the Single Life rider, except upon spousal continuation. If spousal continuation occurs prior to the first withdrawal, the GMWB Base will remain unchanged. If a withdrawal was made before spousal continuation, the GMWB Base will be reset to equal the account value less uncollected charges.

•         The Lifetime Income Percentage may change because it is based on the spouse’s age on the spousal continuation date.

•         The continuing spouse must be at least 60 years old (if you purchased your Contract prior to January 11, 2008) or 55 years old (if you purchased your Contract on or after January 11, 2008, but before June 23, 2008) on the date of the change (there is no minimum age requirement if you purchased your Contract on or after June 23, 2008).

•         Adding a new joint annuitant resets the GMWB Base to the current account value, if lower. Where a new annuitant is named upon spousal continuation, the GMWB Base will be reset to equal the account value less uncollected charges, if greater.

•         The Lifetime Income Percentage may change based on the younger spouse’s age on the date of the change, or on the surviving spouse’s age on the spousal continuation date, if greater.

•         If the joint annuitant spouse is removed, the GMWB Base remains unchanged; however, if prior withdrawals were taken, the Lifetime Income Percentage may change based on the remaining annuitant’s age on the date of the first withdrawal or most recent Automatic Step-Up, if later.

•         The new joint annuitant spouse must be at least 60 years old (if you purchased your Contract prior to January 11, 2008) or 55 years old (if you purchased your Contract on or after January 11, 2008, but before June 23, 2008 and not more than 80 years old (there is no minimum age requirement if you purchased your Contract on or after June 23, 2008) when added, except upon spousal continuation, in which case, the maximum age limit is waived for the surviving spouse.

*	Please note that if you purchased your Contract prior to January 12, 2007, the Single Life GMWB Rider is not available.

Appendix M – GMWB Variations Depending On Date of Contract Purchase

The GMWB varies depending on when you purchased your Contract. The key differences are shown in the following chart. Please see “Guaranteed Minimum Withdrawal Benefit” for a complete list of the differences.

	Step-Up of Lifetime Income Percentage	Step-Up of the GMWB Base	Cancellation of the GMWB Rider	Re-Election of the GMWB Rider	GMWB MAV Base	Automatic Roll- Up Rest
If you purchased your Contract prior to September 1, 2006:	After the first withdrawal on or after the GMWB Effective Date, we will redetermine and if appropriate step-up your Lifetime Income Percentage based upon your age band (or the age band of the younger annuitant if there are joint annuitants) on any third contract anniversary, if we are increasing your GMWB Base to equal your contract value on such anniversary.	After the first withdrawal on or after the GMWB Effective Date, if the contract value is higher than the GMWB Base, we will step-up the GMWB Base to equal such value on each third contract anniversary.	You may cancel the GMWB rider on each third contract anniversary after the contract date.	If you previously canceled your GMWB rider and you wish to re-elect it, you may do so on each third contract anniversary after the contract date.	The GMWB MAV Base equals the greatest of the anniversary values. An anniversary value equals the sum of (a) plus (b) where: (a) is the GMWB Base on the GMWB Effective Date, or is the contract value on each contract anniversary thereafter; and (b) is the sum of all additional premiums since the date of the highest contract value used in the last anniversary value calculation.	Not available.
If you purchased your Contract on or after September 1, 2006, but prior to January 12, 2007:	After the first withdrawal on or after the GMWB Effective Date, we will redetermine and if appropriate step-up your Lifetime Income Percentage based upon your age band (or the age band of the younger annuitant if there are joint annuitants) on any Contract Anniversary, if we are increasing your GMWB Base to equal your contract value on such anniversary.	After the first withdrawal on or after the GMWB Effective Date, if the contract value is higher than the GMWB Base, we will step-up the GMWB Base to equal such value on each contract anniversary.	Same as above.	Same as above.	Same as above.	Not available.
If you purchased your Contract on or after January 12, 2007:	Same as above.	Same as above.	You may cancel the GMWB rider on each fifth contract anniversary after the contract date.	If you previously canceled your GMWB rider and you wish to re-elect it, you may do so on each fifth contract anniversary after the contract date.	Same as above.	On each of the first five contract anniversaries after the GMWB Effective Date, the GMWB Roll-Up Base will automatically reset to the contract value, if greater. Interest will continue to accrue for five years after each automatic rollup reset, if any.

	Step-Up of Lifetime Income Percentage	Step-Up of the GMWB Base	Cancellation of the GMWB Rider	Re-Election of the GMWB Rider	GMWB MAV Base	Automatic Roll- Up Rest
If you purchased your Contract on or after June 23, 2008:	Same as above.

After your first withdrawal, on or after the GMWB Effective Date, if you have taken an Excess Withdrawal during the contract year, the GMWB Base may be increased through automatic step-ups on each contract anniversary. The GMWB Base will be reset to equal your contract value, if higher.

After your first withdrawal, on or after the GMWB Effective Date, if you have not taken an Excess Withdrawal during the contract year, the GMWB Base may be increased through automatic step-ups on each contract anniversary. The GMWB Base will be reset to equal the greater of (a) the contract value or (b) the highest monthaversary contract value since the last contract anniversary, if such value is higher than the GMWB Base.

			Same as above.	Same as above.	The GMWB MAV Base is equal to the greatest of the anniversary values. An anniversary value equals the sum of (a) plus (b) where: (a) is the GMWB Base on the GMWB Effective Date and, on each contract anniversary thereafter, is the highest contract value on such anniversary or on any of the preceding eleven monthaversaries; and (b) is the sum of all additional premiums since the last contract anniversary.	On each of the first ten contract anniversaries after the GMWB Effective Date and prior to your first withdrawal, we will automatically reset the GMWB Roll-Up to equal the greater of the current GMWB Roll-Up Base or the GMWB MAV Base on such contract anniversary.

	Minimum Age Requirement to Purchase the GMWB*	Income Enhancement Benefit
If you purchased your Contract prior to January 11, 2008	You and your joint annuitant (if applicable) must be at least 60 years old.	Not available.
If you purchased your Contract on or after January 11, 2008, but prior to June 23, 2008	You and your joint annuitant (if applicable) must be at least 55 years old.	Not available.
If you purchased your Contract on or after June 23, 2008	There is no minimum age requirement.	Available.

*	Please note that the age bands also differ based on the contract date, please see “Guaranteed Minimum Withdrawal Benefit — Guaranteed Lifetime Amount”.

APPENDIX N- Example of RMD Calculations under the GMIB EXTRA

Example: You purchased a Merrill Lynch Investor Choice Annuity® B Class contract with an initial premium of $100,000 on June 1, 2009 at the age of 70. You select the GMIB EXTRA rider. You make your first withdrawal on September 1, 2014 at the age of 75 and elect to take RMD withdrawals from your contract as shown below. Values associated with your GMIB EXTRA rider, based on hypothetical Account Values and transactions, are illustrated below. For a detailed explanation of how we calculate the GMIB EXTRA Base and GMIB EXTRA Charge, see “Guaranteed Minimum Income Benefit EXTRA.”

				Transactions		Account	GMIB Extra Roll-Up Base	GMIB Extra Roll-Up Base	5% GMIB Dollar-for-Dollar Withdrawal Limit for	Remaining 5% GMIB Dollar-for- Dollar Withdrawal Limit for
Date				Prem.	Withdr.	Value	(Before Activity)	(After Activity)	Contract Year	Contract Year
6/1/2009		The contract is issued		$ 100,000		$ 100,000	$ 100,000	$ 100,000	$ 5,000	$ 5,000
1/1/2014		Enter 2014 tax year				$ 125,000	$ 125,095	$ 125,095	$ 6,078	$ 6,078
Assume Account Value increased by $25,000 due to positive investment performance and the RMD amount for the 2014 tax year is determined to be $6,500 (based on IRA owner’s age and sex).
6/1/2014		Fifth contract anniversary				$ 130,000	$ 127,645	$ 127,645	$ 6,382	$ 6,382
		Assume Account Value increased by $5,000 due to positive investment performance. Also assume the owner has not elected any Optional Resets.							(additional $118 will be permitted for RMD)
9/1/2014		You take $5,000 withdrawal			$ 5,000	$ 125,000	$ 129,225	$ 124,225	$ 6,382	$ 1,382
		Assume Account Value decreased by $5,000 as a result of withdrawal. Since the withdrawal amount of $5,000 is less than the Remaining 5% GMIB Dollar-for-Dollar Limit for the contract year ($6,382), the GMIB EXTRA Roll-Up Base is reduced dollar- for-dollar.							(additional $118 will be permitted for RMD)
1/1/2015		Enter 2015 tax year				$ 135,000	$ 126,349	$ 126,349	$ 6,382	$ 1,382
		Assume Account Value increased by $10,000 due to positive investment performance and the RMD amount for the 2015 tax year is determined to be $6,700 (based on IRA owner’s age and sex).							(additional $118 will be permitted for RMD)
3/1/2015		Service Center notified $6,700 withdrawal will be taken for RMD purposes			$ 6,700	$ 98,300	$ 127,389	$ 119,261	$ 6,381	$ —
		Assume Account Value decreased by $30,000 due to negative investment performance before the withdrawal and further decreased by $6,700 as a result of withdrawal. Cumulative withdrawals during the contract year = $5,000 + $6,700 = $11,700. Since the RMD amount for the 2015 tax year is $6,500, any withdrawal that causes cumulative withdrawals during the contract year to exceed $6,500 will be treated as an adjusted withdrawal and the GMIB EXTRA Roll-Up Base will be “adjusted” as follows:							(additional $118 will be permitted for RMD)
	Adjusted Withdrawal = withdrawal ×	( GMIB EXTRA Roll-Up Base before withdrawal	)
(Account Value before the withdrawal)
= ($6,700) × ($127,389 /$105,000) = $8,129
GMIB EXTRA Roll-Up Base = GMIB EXTRA Roll-Up Base (prior to withdrawal) — Adj.Withdrawal = $127,389 — $8,129 = $119,261
6/1/2015		Sixth contract anniversary				$ 98,000	$ 120,899	$ 120,899	$ 6,045	$ 6,045
		Assume no change in Account Value.							(additional $655 will be permitted for RMD)
9/1/2015		No activity				$ 98,000	$ 122,395	$ 122,395	$ 6,045	$ 6,045
(additional $655 will be permitted for RMD)

APPENDIX O- Example of RMD Calculations under the GMIB EXTRA

Example: You purchased a Merrill Lynch Investor Choice Annuity® B Class contract with an initial premium of $100,000 on June 1, 2009 at the age of 70. You select the GMIB EXTRA rider. You make your first withdrawal on September 1, 2014 at the age of 75 and elect to take RMD withdrawals from your contract as shown below. Values associated with your GMIB EXTRA rider, based on hypothetical Account Values and transactions, are illustrated below. For a detailed explanation of how we calculate the GMIB EXTRA Base and GMIB EXTRA Charge, see “Guaranteed Minimum Income Benefit EXTRA.”

		Transactions		Account	GMIB Extra Roll-Up Base	GMIB Extra Roll-Up Base	5% GMIB Dollar-for-Dollar Withdrawal Limit for	Remaining 5% GMIB Dollar-for-Dollar Withdrawal Limit for
Date		Prem.	Withdr.	Value	(Before Activity)	(After Activity)	Contract Year	Contract Year

6/1/2009	The contract is issued	$ 100,000		$ 100,000	$ 100,000	$ 100,000	$ 5,000	$ 5,000
1/1/2014	Enter 2014 tax year			$ 125,000	$ 125,095	$ 125,095	$ 6,078	$ 6,078
Assume Account Value increased by $25,000 due to positive investment performance and the RMD amount for the 2014 tax year is determined to be $6,500 (based on IRA owner’s age and sex).
6/1/2014	Fifth contract anniversary			$ 130,000	$ 127,645	$ 127,645	$ 6,382	$ 6,382
	Assume Account Value increased by $5,000 due to positive investment performance. Also assume the owner has not elected any Optional Resets.						(additional $118 will be permitted for RMD)
9/1/2014	You take $5,000 withdrawal		$ 5,000	$ 125,000	$ 129,225	$ 124,225	$ 6,382	$ 1,382
	Assume Account Value decreased by $5,000 as a result of withdrawal. Since the withdrawal amount of $5,000 is less than the Remaining 5% GMIB Dollar-for-Dollar Limit for the contract year ($6,382), the GMIB EXTRA Roll-Up Base is reduced dollar-for-dollar.						(additional $118 will be permitted for RMD)
1/1/2015	Enter 2015 tax year			$ 135,000	$ 126,349	$ 126,349	$ 6,382	$ 1,382
	Assume Account Value increased by $10,000 due to positive investment performance and the RMD amount for the 2015 tax year is determined to be $6,700 (based on IRA owner’s age and sex).						(additional $118 will be permitted for RMD)
3/1/2015	Service Center notified $1,500 withdrawal will be taken for RMD purposes		$ 1,500	$ 103,500	$ 127,389	$ 125,889	$ 6,381	$ —
	Assume Account Value decreased by $30,000 due to negative investment performance before the withdrawal and further decreased by $1,500 as a result of withdrawal. Cumulative withdrawals during the contract year = $5,000 + $1,500 = $6,500. Since cumulative withdrawals during the contract year do not exceed the RMD amount, the $1,500 withdrawal will reduce the GMIB EXTRA Roll-Up Base dollar-for-dollar.						(additional $118 will be permitted for RMD)
6/1/2015	Sixth contract anniversary			$ 103,500	$ 127,572	$ 127,527	$ 6,376	$ 6,376
	Assume no change in Account Value.						(additional $324 will be permitted for RMD)
9/1/2016	Service Center notified $5,000 withdrawal will be taken for RMD purposes		$ 5,000	$ 98,500	$ 129,105	$ 124,105	$ 6,376	$ 1,376
	Assume now Account Value decreased by $5,000 as a result of withdrawal. Cumulative withdrawals during the contract year = $5,000. Since cumulative withdrawals during the contract year do not exceed the RMD amount, the $5,000 withdrawal will reduce the GMIB EXTRA Roll-Up Base dollar-for-dollar.						(additional $324 will be permitted for RMD)

APPENDIX P — Example of RMD Calculations under the GMWB

Example: You purchased a Merrill Lynch Investor Choice Annuity® B Class contract with an initial premium of $100,000 on June 1, 2009. You selected the GMWB rider covering two lives and immediately took your first withdrawal and elected to take RMD withdrawals from your contract as shown below. The younger spouse (in this case, the joint annuitant) is age 60 at issue. Values associated with your GMWB rider, based on hypothetical Account Values and transactions, are illustrated below. For a detailed explanation of how we calculate the GMWB Base and GMWB Charge, see “Guaranteed Minimum Withdrawal Benefit.”

Date			Transactions		Account Value	GMWB Base	Guaranteed Lifetime Amount	Remaining Guaranteed Lifetime Amount in Contract	Excess Withdrawal Amount
			Prem.	Withdr.				Year

6/1/2009		The Contract is issued and the owner takes a $3,000 withdrawal	$ 100,000	$ 3,000	$ 97,000	$ 100,000	$ 5,000	$ 2,000	$ —
The Lifetime Income Percentage is 5.0%. No Roll-Up is applicable since the owner took an immediate withdrawal.

1/1/2010		Enter 2010 tax year			$ 97,000	$ 100,000	$ 5,000	$ 2,000
Assume no change in Account Value and the RMD amount for the 2010 tax year is determined to be $5,500 (based on IRA owner’s age and sex).

3/1/2010		Service Center notified $5,000 withdrawal will be taken for RMD purposes		$ 5,000	$ 92,000	$ 96,907	$ 5,000	$ —	$ 3,000
Assume Account Value decreased by $5,000 as a result of withdrawal. Cumulative withdrawals during the contract year = $3,000 + $5,000 = $8,000. Since cumulative withdrawals during the contract year exceeds the GLA amount of $5,000, the $3,000 withdrawal will be treated as an adjusted withdrawal and the GMWB base will be adjusted as follow:
	Adjusted Withdrawal = Excess withdrawal ×	(GMWB Base before withdrawal)
(Account Value before the withdrawal)
= ($3,000) × ($100,000 /$97,000) = $3,093
GMWB Base = GMWB Base (prior to withdrawal) — Adj.Withdrawal
= $100,000 — $3,093 = $96,907

6/1/2010		Contract anniversary			$ 92,000	$ 96,907	$ 4,845	$ 4,845
Assume no change in Account Value.

9/1/2010		No Activity			$ 92,000	$ 96,907	$ 4,845	$ 4,845

APPENDIX Q — Example of RMD Calculations under the GMWB

Example: You purchased a Merrill Lynch Investor Choice Annuity® B Class contract with an initial premium of $100,000 on June 1, 2009. You selected the GMWB rider covering two lives and immediately took your first withdrawal and elected to take RMD withdrawals from your contract as shown below. The younger spouse (in this case, the joint annuitant) is age 60 at issue. Values associated with your GMWB rider, based on hypothetical Account Values and transactions, are illustrated below. For a detailed explanation of how we calculate the GMWB Base and GMWB Charge, see “Guaranteed Minimum Withdrawal Benefit.”

		Transactions		Account		Guaranteed Lifetime	Remaining Guaranteed Lifetime Amount in	Excess Withdrawal
Date		Prem.	Withdr.	Value	GMWB Base	Amount	Contract Year	Amount
6/1/2009	The Contract is issued and the owner takes a $3,000 withdrawal	$ 100,000	$ 3,000	$ 97,000	$ 100,000	$ 5,000	$ 2,000	$ —
The Lifetime Income Percentage is 5.0%. No Roll-Up is applicable since the owner took an immediate withdrawal.

1/1/2010	Enter 2010 tax year			$ 97,000	$ 100,000	$ 5,000	$ 2,000
Assume no change in Account Value and the RMD amount for the 2010 tax year is determined to be $6,000 (based on IRA owner’s age and sex).

06/1/2010	Contract anniversary			$ 97,000	$ 100,000	$ 5,000	$ 5,000	$ —
	Assume no change in Account Value.					(additional $1,000 will be permitted for RMD)

9/1/2010	Service Center notified $6,000 withdrawal will be taken for RMD purposes		$ 5,000	$ 91,000	$ 100,000	$ 5,000	$ —	$ —
	Assume Account Value decreased by $6,000 as a result of withdrawal. Cumulative withdrawals during the contract year = $6,000. Since cumulative withdrawals during the contract year is equal to the RMD amount, the $6,000 withdrawal will not reduce the GMWB Base.					(additional $1,000 will be permitted for RMD)

6/1/2011	Contract anniversary			$ 91,000	$ 100,000	$ 5,000	$ 5,000

Merrill Lynch Life Variable Annuity

Separate Account D (the “Separate Account”)

Flexible Premium Individual Deferred

Variable Annuity Contract (the “Contract”)

issued by

Transamerica Advisors Life Insurance Company

Home Office: 425 West Capital Avenue

 Suite 1800

                    Little Rock, Arkansas 72201

Service Center: 4333 Edgewood Road NE

Cedar Rapids, Iowa 52499-0001

Phone: (800) 535-5549

offered through

Transamerica Capital, Inc.

Statement of Additional Information May 1, 2012 Merrill Lynch Investor Choice Annuity® (IRA Series)

This individual deferred variable annuity contract (the “Contract”) is designed to provide comprehensive and flexible ways to invest and to create a source of income protection for later in life through the payment of annuity benefits. An annuity is intended to be a long-term investment. Contract owners should consider their need for deferred income before purchasing the Contract. The Contract must be issued by Transamerica Advisors Life Insurance Company (“Transamerica”) as an Individual Retirement Annuity (“IRA”), Roth IRA, or SEP IRA, that is given qualified tax status or purchased through an established IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account with Merrill Lynch, Pierce, Fenner & Smith Incorporated. Please note that prior to September 25, 2007, this Contract was permitted to be issued as a tax sheltered annuity contract. However, effective September 25, 2007, we no longer accept any additional contributions from any source to your 403(b) Contract. In addition, effective September 25, 2007, we prohibit the issue of a 403(b) Contract in an exchange for the 403(b) contract or custodial account of another provider.

This Statement of Additional Information is not a prospectus and should be read together with the Contract’s Prospectus dated May 1, 2012, which is available on request and without charge by writing to or calling Transamerica at the Service Center address or phone number set forth above.

2

Other Information

Selling the Contract

The Contracts are offered to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

Effective May 1, 2008 Transamerica Capital, Inc. (“Transamerica” or “Distributor”) serves as principal underwriter for the Contracts. Distributor is a California corporation and its home office is located at 4600 South Syracuse Street, Suite 1100, Denver Colorado, 80287. Distributor is an indirect, wholly owned subsidiary of AEGON USA, Inc. (“AEGON USA”). Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of FINRA (formerly NASD, Inc.). Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”) formerly served as principal underwriter for the Contracts. MLPF&S is a Delaware corporation and its home office is located at 4 World Financial Center, New York, New York 10080. MLPF&S is an indirect, wholly owned subsidiary of Merrill Lynch & Co., Inc. MLPF&S is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of FINRA. For the years ended December 31, 2011, 2010 and 2009, Transamerica Capital, Inc. received $9,768,618, $8,062,142, and $14,710,965 in commissions.

Financial Statements

The financial statements of Transamerica included in this Statement of Additional Information should be distinguished from the financial statements of the Separate Account and should be considered only as bearing upon the ability of Transamerica to meet any obligations it may have under the Contract.

Calculation of Yields and Total Returns

Money Market Yield

From time to time, Transamerica may quote in advertisements and sales literature the current annualized yield for the Ready Assets Prime Money Fund Subaccount for a 7-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the underlying Funds or on their respective portfolio securities. On a Class-specific basis, the current annualized yield is computed by: (a) determining the net change (exclusive of realized gains and losses on the sales of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account under a Contract having a balance of 1 unit at the beginning of the period, (b) dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return; and (c) annualizing this quotient on a 365-day basis. The net change in account value reflects: (1) net income from the Fund attributable to the hypothetical account; and (2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: (1) the current asset-based insurance charge for each Class (1.25% for the B Class; 1.60% for the C Class; 1.45% for the L Class; and 1.65% for the XC Class); and (2) the annual contract fee. For purposes of calculating current yield for a Contract, an average per unit contract fee is used. Based on our current estimates of anticipated contract size, we have assumed the average per unit contract fee to be 0.05%. On a Class-specific basis, current yield will be calculated according to the following formula:

Current Yield = ((NCF – ES)/UV) X (365/7)

3

Where:

NCF	=	the net change in the value of the Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of 1 unit.

ES	=	per unit expenses for the hypothetical account for the 7-day period.

UV	=	the unit value on the first day of the 7-day period.

Transamerica also may quote the effective yield of the Ready Assets Prime Money Fund Subaccount for the same 7-day period, determined on a compounded basis. On a Class-specific basis, the effective yield is calculated by compounding the unannualized base period return according to the following formula:

Effective Yield = (1 + ((NCF – ES)/UV))(365/7) – 1

Where:

NCF	=	the net change in the value of the Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of 1 unit.

ES	=	per unit expenses for the hypothetical account for the 7-day period.

UV	=	the unit value on the first day of the 7-day period.

Because of the charges and deductions imposed under the Contract, the yields for the Ready Assets Prime Money Fund Subaccount will be lower than the yield for the corresponding underlying Fund.

The yields on amounts held in the Ready Assets Prime Money Fund Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yields for the subaccount are affected by changes in interest rates on money market securities, average portfolio maturity of the underlying Fund, the types and qualities of portfolio securities held by the Fund, and the Fund’s operating expenses. Yields on amounts held in the Ready Assets Prime Money Fund Subaccount may also be presented for periods other than a 7-day period.

Other Subaccount Yields

From time to time, Transamerica may quote in sales literature or advertisements the current annualized yield of one or more of the subaccounts (other than the Ready Assets Prime Money Fund Subaccount) for a Contract for a 30-day or one-month period on a Class-specific basis. The annualized yield of a subaccount refers to income generated by the subaccount over a specified 30-day or one-month period. Because the yield is annualized, the yield generated by the subaccount during the 30-day or one-month period is assumed to be generated each period over a 12-month period. On a Class-specific basis, the yield is computed by: (1) dividing the net investment income of the Fund attributable to the subaccount units less subaccount expenses for the period; by (2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; then (3) compounding that yield for a 6-month period; and then (4) multiplying that result by 2. Expenses attributable to the subaccount include the current asset-based insurance charge for each Class (1.25% for the B Class; 1.60% for the C Class; 1.45% for the L Class; and 1.65% for the XC Class); and the annual contract fee. For purposes of calculating the 30-day or one-month yield, an average contract fee per dollar of account value in the subaccount is used to determine the amount of the charge attributable to the subaccount for the 30-day or one-month period. Based on our current estimates of anticipated contract size, we have assumed the average contract fee to be 0.05%. On a Class-specific basis, the 30-day or one-month yield is calculated according to the following formula:

Yield = 2 X ((((NI – ES)/(U X UV)) + 1)(6) – 1)

4

Where:

NI	=	net investment income of the Fund for the 30-day or one-month period attributable to the subaccount’s units.

ES	=	expenses of the subaccount for the 30-day or one-month period.

U	=	the average number of units outstanding.

UV	=	the unit value at the close of the last day in the 30-day or one-month.

Currently, Transamerica may quote yields on bond subaccounts. Because of the charges and deductions imposed under the Contracts, the yield for a subaccount will be lower than the yield for the corresponding Fund.

The yields on the amounts held in the subaccounts normally will fluctuate over time. Therefore, a disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount’s actual yields are affected by the types and quality of portfolio securities held by the corresponding Fund, and its operating expenses.

Yield calculations do not take into account the surrender charge on amounts surrendered or withdrawn under the Contract deemed to consist of premiums paid within the applicable surrender charge period. A surrender charge will not be imposed on the “free withdrawal amount” each year.

Total Returns

From time to time, Transamerica also may quote in sales literature or advertisements, total returns, including “standard” average annual total returns for one or more of the subaccounts for various periods of time on a Class-specific basis. Average annual total returns will be provided for a subaccount on a Class-specific basis for 1, 5 and 10 years, or for a shorter period, if applicable.

Total returns assume the Contract was surrendered at the end of the period shown, and are not indicative of performance if the Contract was continued for a longer period. Total returns do not reflect any rider charges or bonus amounts if applicable.

We must also disclose “non-standard” performance information along with “standard.” “Non-standard” average annual total returns for other periods of time may also be disclosed from time to time. For example, “non-standard” average annual total returns may be provided based on the assumption that a subaccount had been in existence and had invested in the corresponding underlying Fund for the same period as the corresponding Fund had been in operation.

Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under each Class of the Contract to the redemption value or that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will generally be as of the most recent calendar quarter-end. Average annual total returns are calculated for each Class using subaccount unit values calculated on each valuation day based on the performance of the corresponding underlying Fund, the deductions for the current asset-based insurance charge for each Class; and the contract fee, and assume a surrender of the Contract at the end of the period for the return quotation. Total returns therefore reflect a deduction of the surrender charge if applicable. Total returns for the XC Class do not reflect the addition of bonus amounts. Total returns do not reflect any rider charges. For purposes of calculating total return, an average per dollar contract fee attributable to the hypothetical account for the period is used. Based on our current estimates of anticipated contract size, we have assumed the average contract fee to be 0.05%. On a Class-specific basis, the average annual total return is then calculated according to the following formula:

TR = ((ERV/P)(1/N)) – 1

5

Where:

TR	=	the average annual total return net of subaccount recurring charges (such as the asset-based insurance charge and contract fee).

ERV	=	the ending redeemable value (net of any applicable surrender charge) at the end of the period of the hypothetical account with an initial payment of $1,000.

P	=	a hypothetical initial payment of $1,000.

N	=	the number of years in the period.

From time to time, Transamerica also may quote in sales literature or advertisements “non-standard” Class-specific total returns for other periods or that do not reflect the surrender charge. These are calculated in exactly the same way as average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any surrender charge on surrender of the Contract. In addition, such non-standard returns may also be quoted for other periods.

From time to time, Transamerica also may quote in sales literature or advertisements total returns or other performance information for a hypothetical Contract on a Class-specific basis assuming the initial premium is allocated to more than one subaccount or assuming monthly transfers from a specified subaccount to one or more designated subaccounts under a dollar cost averaging program. Transamerica also may quote in sales literature or advertisements total returns or other performance information for a hypothetical Contract on a Class-specific basis assuming participation in an asset allocation or rebalancing program. These returns will reflect the performance of the affected subaccount(s) on a Class-specific basis for the amount and duration of the allocation to each subaccount for the hypothetical Contract. They also will reflect the deduction of the charges described above except for the surrender charge. For example, total return information for a Contract with a dollar cost averaging program for a 12-month period will assume commencement of the program at the beginning of the most recent 12-month period for which average annual total return information is available. This information will assume an initial lump-sum investment in a specified subaccount (the “DCA subaccount”) at the beginning of that period and monthly transfers of a portion of the account value from the DCA subaccount to designated other subaccount(s) during the 12-month period. The total return for the Contract for this 12-month period therefore will reflect the return on the portion of the account value that remains invested in the DCA subaccount for the period it is assumed to be so invested, as affected by monthly transfers, and the return on amounts transferred to the designated other subaccounts for the period during which those amounts are assumed to be invested in those subaccounts. The return for an amount invested in a subaccount will be based on the performance of that subaccount for the duration of the investment, and will reflect the charges described above other than the surrender charge. Performance information for a dollar cost-averaging program also may show the returns for various periods for a designated subaccount assuming monthly transfers to the subaccount, and may compare those returns to returns assuming an initial lump-sum investment in that subaccount. This information also may be compared to various indices, such as the Merrill Lynch 91-day Treasury Bills index or the U.S. Treasury Bills index and may be illustrated by graphs, charts, or otherwise.

6

[Ernst & Young LLP]

Report of Independent Registered Public Accounting Firm

The Board of Directors

Transamerica Advisors Life Insurance Company

We have audited the accompanying balance sheets of Transamerica Advisors Life Insurance Company as of December 31, 2011 and 2010, and the related statements of income, comprehensive income, stockholder’s equity, and cash flows for each of the three years in the period ended December 31, 2011. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Transamerica Advisors Life Insurance Company at December 31, 2011 and 2010, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2011, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Des Moines, Iowa

March 29, 2012

1

TRANSAMERICA ADVISORS LIFE INSURANCE COMPANY

(A WHOLLY OWNED SUBSIDIARY OF AEGON USA, LLC)

BALANCE SHEETS

	December 31,
(dollars in thousands, except share data)	2011	2010
ASSETS
Investments
Fixed maturity available-for-sale securities, at estimated fair value (amortized cost: 2011 - $1,688,276; 2010 - $1,565,004)	$1,842,081	$1,628,394
Fixed maturity trading securities	2,521	23,138
Equity available-for-sale securities, at estimated fair value (cost: 2011 - $36,145; 2010 - $15,202)	31,040	12,990
Limited partnerships	8,119	9,687
Mortgage loans on real estate	55,667	62,890
Policy loans	792,602	827,638

Total investments	2,732,030	2,564,737

Cash and cash equivalents	328,844	308,614
Accrued investment income	37,986	38,121
Deferred policy acquisition costs	45,039	31,437
Deferred sales inducements	10,355	7,270
Value of business acquired	309,559	335,051
Goodwill	2,800	2,800
Federal income taxes - deferred	—	4,467
Reinsurance receivables - net	2,439	4,158
Receivable for investments sold - net	1,089	371
Other assets	38,606	32,241
Separate Accounts assets	7,007,468	8,163,032

Total Assets	$10,516,215	$11,492,299

See Notes to Financial Statements

2

TRANSAMERICA ADVISORS LIFE INSURANCE COMPANY

(A WHOLLY OWNED SUBSIDIARY OF AEGON USA, LLC)

BALANCE SHEETS - Continued

	December 31,
(dollars in thousands, except share data)	2011	2010
LIABILITIES AND STOCKHOLDER’S EQUITY
Liabilities
Policyholder liabilities and accruals
Policyholder account balances	$1,453,395	$1,551,317
Future policy benefits	475,875	362,587
Claims and claims settlement expenses	45,504	33,677

Total policyholder liabilities and accruals	1,974,774	1,947,581

Payables for collateral under securities loaned	243,982	160,363
Derivative liabilities	1,341	353
Federal income taxes - current	2,450	4,106
Federal income taxes - deferred	7,879	—
Affiliated payables - net	8,036	11,199
Other liabilities	7,382	9,163
Separate Accounts liabilities	7,007,468	8,163,032

Total Liabilities	9,253,312	10,295,797

Stockholder’s Equity
Common stock ($10 par value; authorized 1,000,000 shares; issued and outstanding: 250,000 shares)	2,500	2,500
Additional paid-in capital	1,366,636	1,366,636
Accumulated other comprehensive income, net of taxes	75,229	27,487
Retained deficit	(181,462)	(200,121)

Total Stockholder’s Equity	1,262,903	1,196,502

Total Liabilities and Stockholder’s Equity	$10,516,215	$11,492,299

See Notes to Financial Statements

3

TRANSAMERICA ADVISORS LIFE INSURANCE COMPANY

(A WHOLLY OWNED SUBSIDIARY OF AEGON USA, LLC)

STATEMENTS OF INCOME

	For the Years Ended December 31,
(dollars in thousands)	2011	2010	2009
Revenues
Policy charge revenue	$202,216	$204,618	$203,926
Net investment income	127,519	127,647	122,937
Net realized investment losses
Other-than-temporary impairment losses on securities	(3,743)	(5,469)	(14,719)
Portion of other-than-temporary impairment losses recognized in other comprehensive income	3,572	4,335	4,753
Portion of other-than-temporary impairments previously recognized in other comprehensive income	(1,004)	(423)	106

Net other-than-temporary impairment losses on securities recognized in income	(1,175)	(1,557)	(9,860)
Net realized investment losses, excluding other-than-temporary impairment losses on securities	(10,724)	(22,889)	(48,425)

Net realized investment losses	(11,899)	(24,446)	(58,285)

Total Revenues	317,836	307,819	268,578

Benefits and Expenses
Interest credited to policyholder liabilities	73,529	79,066	79,555
Policy benefits (net of reinsurance recoveries: 2011 - $13,529; 2010 - $16,926; 2009 - $3,810)	181,292	30,630	51,104
Reinsurance premium ceded	11,093	14,360	7,253
Amortization (accretion) of deferred policy acquisition costs	(13,104)	(3,690)	10,605
Amortization and impairment of value of business acquired	12,152	20,353	155,521
Insurance expenses and taxes	49,176	53,940	75,713

Total Benefits and Expenses	314,138	194,659	379,751

Income (Loss) Before Taxes	3,698	113,160	(111,173)

Federal Income Tax Expense (Benefit)
Current	(1,151)	(436)	7,292
Deferred	(13,810)	(24,266)	84,636

Federal Income Tax Expense (Benefit)	(14,961)	(24,702)	91,928

Net Income (Loss)	$18,659	$137,862	$(203,101)

See Notes to Financial Statements

4

TRANSAMERICA ADVISORS LIFE INSURANCE COMPANY

(A WHOLLY OWNED SUBSIDIARY OF AEGON USA, LLC)

STATEMENTS OF COMPREHENSIVE INCOME

	For the Years Ended December 31,
(dollars in thousands)	2011	2010	2009
Net Income (Loss)	$18,659	$137,862	$(203,101)

Other Comprehensive Income (Loss)
Net unrealized gains (losses) on available-for-sale securities
Net unrealized holding losses arising during the period	89,291	76,723	113,729
Reclassification adjustment for (gains) losses included in net income (loss)	(4,121)	5,353	23,338

	85,170	82,076	137,067

Net unrealized other-than-temporary impairments on securities
Net unrealized other-than-temporary impairment losses arising during the period	(3,572)	(4,335)	(4,753)
Change in previously recognized unrealized other-than-temporary impairments	4,920	401	406
Reclassification adjustment for other-than-temporary impairments included in net income (loss)	1,004	423	(106)

	2,352	(3,511)	(4,453)

Adjustments
Policyholder liabilities	(1,388)	(1,672)	3,710
Deferred policy acquisition costs	—	—	(1,481)
Value of business acquired	(12,235)	(18,611)	(46,657)
Deferred federal income taxes	(26,157)	(20,691)	(29,655)

	(39,780)	(40,974)	(74,083)

Total other comprehensive income, net of taxes	47,742	37,591	58,531

Comprehensive Income (Loss)	$66,401	$175,453	$(144,570)

See Notes to Financial Statements

5

TRANSAMERICA ADVISORS LIFE INSURANCE COMPANY

(A WHOLLY OWNED SUBSIDIARY OF AEGON USA, LLC)

STATEMENTS OF STOCKHOLDER’S EQUITY

	For the Years Ended December 31,
(dollars in thousands)	2011	2010	2009
Common Stock	$2,500	$2,500	$2,500

Additional Paid-in Capital	$1,366,636	$1,366,636	$1,366,636

Accumulated Other Comprehensive Income (Loss)
Balance at beginning of year	$27,487	$(10,104)	$(65,178)
Total other comprehensive income, net of taxes	47,742	37,591	58,531
Cumulative effect of adoption of other-than-temporary impairment guidance	—	—	(3,457)

Balance at end of year	$75,229	$27,487	$(10,104)

Retained Earnings (Deficit)
Balance at beginning of year	$(200,121)	$(337,983)	$(138,339)
Net income (loss)	18,659	137,862	(203,101)
Cumulative effect of adoption of other-than-temporary impairment guidance	—	—	3,457

Balance at end of year	$(181,462)	$(200,121)	$(337,983)

Total Stockholder’s Equity	$1,262,903	$1,196,502	$1,021,049

See Notes to Financial Statements

6

TRANSAMERICA ADVISORS LIFE INSURANCE COMPANY

(A WHOLLY OWNED SUBSIDIARY OF AEGON USA, LLC)

STATEMENTS OF CASH FLOWS

	For the Years Ended December 31,
(dollars in thousands)	2011	2010	2009
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$18,659	$137,862	$(203,101)
Adjustments to reconcile net income (loss) to net cash and cash equivalents provided by operating activities
Change in deferred policy acquisition costs	(13,602)	(4,707)	(3,940)
Change in deferred sales inducements	(3,085)	(974)	936
Change in value of business acquired	12,152	20,353	155,521
Change in benefit reserves	109,378	(51,419)	(29,116)
Change in federal income tax accruals	(15,467)	(24,352)	94,228
Change in claims and claims settlement expenses	11,827	831	(6,037)
Change in other operating assets and liabilities, net	(10,174)	30,421	(5,919)
Amortization (accretion) of investments	1,438	775	(2,697)
Limited partnership asset distributions	(1,152)	(386)	(411)
Interest credited to policyholder liabilities	73,529	79,066	79,555
Net increase in fixed maturity trading securities	(326)	(1,564)	—
Net realized investment losses	11,899	24,446	58,285

Net cash and cash equivalents provided by operating activities	195,076	210,352	137,304

CASH FLOWS FROM INVESTING ACTIVITIES
Sales of available-for-sale securities and mortgage loans	181,763	483,148	354,643
Maturities of available-for-sale securities and mortgage loans	116,349	160,270	173,439
Purchases of available-for-sale securities	(428,704)	(861,126)	(363,846)
Sales of trading securities	20,943	—	—
Sales of limited partnerships	2,877	3,189	2,660
Change in affiliated short-term note receivable	—	40,000	(40,000)
Change in payable for collateral under securities loaned	83,619	11,313	(33,401)
Change in derivative liability	988	353	—
Policy loans on insurance contracts, net	35,036	39,723	46,521
Net settlement on futures contracts	(18,571)	(26,864)	(48,105)
Other	(218)	873	1,957

Net cash and cash equivalents provided by (used in) investing activities	$(5,918)	$(149,121)	$93,868

See Notes to Financial Statements

7

TRANSAMERICA ADVISORS LIFE INSURANCE COMPANY

(A WHOLLY OWNED SUBSIDIARY OF AEGON USA, LLC)

STATEMENTS OF CASH FLOWS - Continued

	For the Years Ended December 31,
(dollars in thousands)	2011	2010	2009
CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder deposits	$27,592	$40,784	$284,846
Policyholder withdrawals	(196,520)	(222,249)	(516,074)

Net cash and cash equivalents used in financing activities	(168,928)	(181,465)	(231,228)

Net increase (decrease) in cash and cash equivalents (1)	20,230	(120,234)	(56)
Cash and cash equivalents, beginning of year	308,614	428,848	428,904

Cash and cash equivalents, end of year	$328,844	$308,614	$428,848

(1)	Included in net increase (decrease) in cash and cash equivalents is interest received (2011 - $94; 2010 - $109; 2009 - $65); interest paid (2011 - $18; 2010 - $36; 2009 - $28); federal income taxes paid (2011 - $500; 2010 - $3,200; 2009 - $3,100); and federal income taxes received (2011 - $0; 2010 - $3,589; 2009 - $5,400)

See Notes to Financial Statements

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TRANSAMERICA ADVISORS LIFE INSURANCE COMPANY

(A WHOLLY OWNED SUBSIDIARY OF AEGON USA, LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in Thousands)

Note 1. Summary of Significant Accounting Policies

Basis of Presentation

Transamerica Advisors Life Insurance Company (“TALIC” or the “Company”) is a wholly owned subsidiary of AEGON USA, LLC (“AUSA”). AUSA is an indirect wholly owned subsidiary of AEGON N.V., a limited liability share company organized under Dutch law. AEGON N.V. and its subsidiaries and joint ventures have life insurance and pension operations in over twenty countries in Europe, the Americas, and Asia and are also active in savings and investment operations, accident and health insurance, general insurance and limited banking operations in a number of these countries. Prior to December 28, 2007, the Company was an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. (“ML&Co”).

The Company is a life insurance company, who conducts its business primarily in the annuity markets and to a lesser extent in the life insurance markets of the financial services industry. The Company is domiciled in the State of Arkansas and is currently licensed to sell insurance and annuities in forty-nine states, the District of Columbia, the U.S. Virgin Islands and Guam. Currently, the Company is not issuing new life insurance, variable annuity and market value adjusted annuity products. In 2012, the Company began selling a fixed contingent annuity (also sometimes referred to as a contingent deferred annuity (“CDA”)) that includes a stand-alone living benefit (“SALB”). A SALB is essentially a guaranteed lifetime withdrawal benefit which exists independently and is applied to mutual funds and exchange traded funds.

Basis of Reporting

The accompanying financial statements have been prepared in conformity with United States generally accepted accounting principles (“GAAP”). The Company also submits financial statements to insurance industry regulatory authorities, which are prepared on the basis of statutory accounting principles (“SAP”). The significant accounting policies and related judgments underlying the Company’s financial statements are summarized below.

Certain reclassifications and format changes have been made to prior period financial statements, where appropriate, to conform to the current period presentation. These reclassifications have no effect on net income or stockholder’s equity of the prior periods.

Accounting Estimates and Assumptions

The preparation of financial statements requires management to make estimates and assumptions affecting the reported amounts of assets, liabilities, revenues and expenses and the disclosures of contingent assets and liabilities. Those estimates are inherently subject to change and actual results could differ from those estimates. Included among the material (or potentially material) reported amounts and disclosures that require extensive use of estimates are: fair value of certain invested assets, asset valuation allowances, deferred policy acquisition costs, deferred sales inducements, value of business acquired, goodwill, policyholder liabilities, income taxes, and potential effects of unresolved litigated matters.

Investments

Fixed maturity and equity securities

The Company’s investments consist principally of fixed maturity and equity securities that are classified as available-for-sale (“AFS”) which are reported at estimated fair value. In addition, the Company holds fixed maturity securities which contain a conversion to equity feature, which is considered an embedded derivative. These fixed maturity securities have been classified as trading and are reported at estimated fair value. The fair values of fixed maturity and equity securities are determined by management after taking into consideration several sources of data. When available, the Company uses quoted market prices in active markets to determine the fair value of its investments. The Company’s valuation policy utilizes a pricing hierarchy which dictates that publicly available prices are initially sought from indices and third-party pricing services. In the event that pricing is not available from these sources, those securities are submitted to brokers to obtain quotes. Lastly, securities are priced using internal cash flow modeling techniques. These valuation methodologies commonly use reported trades, bids, offers, issuer spreads, benchmark yields, estimated prepayment speeds, and/or estimated cash flows.

To understand the valuation methodologies used by third-party pricing services, the Company reviews and monitors their applicable methodology documents. Any changes to their methodologies are noted and reviewed for reasonableness. In addition, the Company performs in-depth reviews of prices received from third-party pricing services on a sample basis. The objective for such reviews is to demonstrate that AEGON can corroborate detailed information such as assumptions, inputs and methodologies used in pricing individual securities against documented pricing methodologies. Only third-party pricing services and brokers with a substantial presence in the market and with appropriate experience and expertise are used.

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Each month, the Company performs an analysis of the information obtained from third-party services and brokers to ensure that the information is reasonable and produces a reasonable estimate of fair value. The Company considers both qualitative and quantitative factors as part of this analysis, including but not limited to, recent transactional activity for similar fixed maturities, review of pricing statistics and trends, and consideration of recent relevant market events. Other controls and procedures over pricing received from indices, third-party pricing services, or brokers include validation checks such as exception reports which highlight significant price changes, stale prices or un-priced securities. Additionally, during 2011, the Company began performing back testing on a sample basis. Back testing involves selecting a sample of securities trades and comparing the prices in those transactions to prices used for financial reporting. Significant variances between the price used for financial reporting and the transaction price are investigated to explain the cause of the difference.

The Company’s portfolio of private placement securities is valued using a matrix pricing methodology. The pricing methodology is obtained from a third party service and indicates current spreads for securities based on weighted average life, credit rating and industry sector. Monthly, the Company reviews the matrix to ensure the spreads are reasonable by comparing them to observed spreads for similar securities traded in the market. In order to account for the illiquid nature of these securities, illiquidity premiums are included in the valuation and are determined based upon the pricing of recent transactions in the private placement market, as well as comparing the value of the privately offered security to a similar public security. The impact of the illiquidity premium to the overall valuation is less than 1% of the value.

For fixed maturity securities, premiums are amortized to the earlier of the call or maturity date, discounts are accreted to the maturity date, and interest income is accrued daily. For equity securities, dividends are recognized on the ex-dividend date. Investment transactions are recorded on the trade date. Realized gains and losses on the sale or maturity of investments are determined on basis of specific identification.

Changes in the fair value of fixed maturity and equity securities deemed AFS are reported as a component of accumulated other comprehensive income (loss), net of taxes on the Balance Sheets and are not reflected in the Statements of Income until a sale transaction occurs or when credit-related declines in estimated fair value are deemed other-than-temporary. Changes in fair value of fixed maturity securities deemed trading are reported as a component of net investment income.

Other-than-temporary impairments (“OTTI”)

The Company regularly reviews each investment in its fixed maturity and equity AFS securities portfolio to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments. Management makes this determination through a series of discussions with the Company’s portfolio managers and credit analysts, and information obtained from external sources (i.e., company announcements, ratings agency announcements, or news wire services). For fixed maturity AFS securities, the Company also considers whether it is more likely than not that it will not be required to sell the debt security before its anticipated recovery. The factors that may give rise to a potential OTTI include, but are not limited to, i) certain credit-related events such as default of principal or interest payments by the issuer, ii) bankruptcy of issuer, iii) certain security restructurings, and iv) fair market value less than cost or amortized cost for an extended period of time. In the absence of a readily ascertainable market value, the estimated fair value on these securities represents management’s best estimate and is based on comparable securities and other assumptions as appropriate. Management bases this determination on the most recent information available.

For equity securities, once management determines a decline in the value of an AFS security is other-than-temporary, the cost basis of the equity security is reduced to its fair value, with a corresponding charge to earnings.

For fixed maturity AFS securities, an OTTI must be recognized in earnings when an entity either a) has the intent to sell the debt security or b) more likely than not will be required to sell the debt security before its anticipated recovery. If the Company meets either of these criteria, the OTTI is recognized in earnings in an amount equal to the entire difference between the security’s amortized cost basis and its fair value at the balance sheet date. For AFS fixed maturity securities in unrealized loss positions that do not meet these criteria, the Company must analyze its ability to recover the amortized cost by comparing the net present value of projected future cash flows with the amortized cost of the security. The net present value is calculated by discounting the Company’s best estimate of projected future cash flows. If the net present value is less than the amortized cost of the investment, an OTTI is recorded. The OTTI is separated into two pieces: an amount representing the credit loss, where the present value of cash flows expected to be collected is less than the amortized cost basis of the security, and an amount related to all other factors (referred to as the non credit portion). The credit loss is recognized in earnings and the non credit loss is recognized in other comprehensive income (“OCI”), net of applicable taxes and value of business acquired. Management records subsequent changes in the estimated fair value (positive and negative) of AFS fixed maturity securities for which non credit OTTI was previously recognized in OCI in OCI-OTTI.

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Limited partnerships

At December 31, 2011 and 2010, the Company had investments in two limited partnerships that are not publicly traded. One of the partnerships is carried at estimated fair value which is derived from management’s review of the underlying financial statements that were prepared on a GAAP basis. The remaining partnership, which is in liquidation, is carried at cost.

Mortgage Loans on Real Estate

Mortgage loans on real estate are carried at unpaid principal balances adjusted for amortization of premiums and accretion of discounts and are net of valuation allowances and general reserves. The fair value for mortgage loans on real estate is estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and/or similar remaining maturities. Interest income is accrued on the principal balance of the loan based on the loan’s contractual interest rate. Premiums and discounts are amortized using the effective yield method over the life of the loan. Interest income and amortization of premiums and discounts are reported in net investment income along with mortgage loan fees, which are recorded as they are incurred.

Loans are considered impaired when it is probable that based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. When the Company determines that a loan is impaired, a valuation allowance is established for the excess carrying value of the loan over its estimated collateral value. Changing economic conditions impact the Company’s valuation of mortgage loans. Changing vacancies and rents are incorporated into the discounted cash flow analysis that the Company performs for monitored loans and may contribute to the establishment of (or an increase or decrease in) an allowance for losses. In addition, the Company continues to monitor the entire commercial mortgage loan portfolio to identify risk. Areas of emphasis are properties that have deteriorating credits or have experienced debt coverage reduction. Where warranted, the Company has established or increased loss reserves based upon this analysis. The Company does not accrue interest on loans ninety days past due. The Company also establishes a general reserve based on a percentage of the outstanding loan balance.

Policy loans

Policy loans on insurance contracts are stated at unpaid principal balances. The Company estimates the fair value of policy loans as equal to the book value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts, and the spread between the policy loan interest rate and the interest rate credited to the account value held as collateral is fixed.

Derivative Instruments

Derivatives are financial instruments in which the value changes in response to an underlying variable, that require little or no net initial investment and are settled at a future date. The Company has entered into short futures contracts to hedge minimum guarantees on variable annuity contracts. The Company has also entered into variance swaps to hedge the costs of the volatility of the Standard & Poor’s 500 Composite Stock Price Index (“S&P”) market. These variance swaps are similar to volatility options where the underlying index provides for the market value movements. All derivatives recognized on the Balance Sheets are carried at fair value with changes in fair value recognized in the Statements of Income. The fair value for exchange traded derivatives, such as futures, is calculated net of the interest accrued to date and is based on quoted market prices. Net settlements on the futures occur daily. The fair value of variance swaps is calculated as the difference between the estimated volatility of the underlying S&P index at maturity to the actual volatility of the underlying S&P index at initiation (i.e., strike) multiplied by the notional value of the swap. At termination the final fair value is recorded as a realized investment gain (loss) in the Statements of Income. Variance swaps do not accrue interest, and typically, no cash is exchanged at initiation.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand and on deposit and short-term investments with original maturities of three months or less. Cash and cash equivalents are primarily valued at amortized cost, which approximates fair value.

Securities Lending

Financial assets that are lent to a third party or that are transferred subject to a repurchase agreement at a fixed price are not derecognized as the Company retains substantially all the risks and rewards of asset ownership. The lent securities are included in fixed maturity AFS securities in the Balance Sheets. A liability is recognized for cash collateral received, required initially at 102%, on which interest is accrued. If the fair value of the collateral is at any time less than 102% of the fair value of the loaned securities, the counterparty is mandated to deliver additional collateral, the fair value of which, together with the collateral already held in connection with the lending transaction, is at least equal to 102% of the fair value of the loaned securities.

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Value of Business Acquired (“VOBA”), Deferred Policy Acquisition Costs (“DAC”) and Deferred Sales Inducements (“DSI”)

VOBA

VOBA represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the insurance and annuity contracts in force at the acquisition date. VOBA is based on actuarially determined projections, for each block of business, of future policy and contract charges, premiums, mortality, policyholder behavior, Separate Account performance, operating expenses, investment returns, and other factors. Actual experience on the purchased business may vary from these projections. Revisions in estimates result in changes to the amounts expensed in the reporting period in which the revisions are made and could result in the impairment of the asset and a charge to income if estimated future gross profits are less than the unamortized balance. See Note 4 to the financial statements for further discussion.

DAC

The costs of acquiring business, principally commissions, certain expenses related to policy issuance, and certain variable sales expenses that relate to and vary with the production of new and renewal business are deferred and amortized based on the estimated future gross profits for a group of contracts. DAC are subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each reporting period.

DAC for variable annuities is amortized with interest over the anticipated lives of the insurance contracts in relation to the present values of estimated future gross profits from asset-based fees, guaranteed benefit rider fees, contract fees, and surrender charges, less a provision for guaranteed death and living benefit expenses, policy maintenance expenses, and non-capitalized commissions. Future gross profit estimates are subject to periodic evaluation with necessary revisions applied against amortization to date. The impact of revisions and assumptions to estimates on cumulative amortization is recorded as a charge or credit to current operations, commonly referred to as “unlocking”. Changes in assumptions can have a significant impact on the amount of DAC reported and the related amortization patterns. In general, increases in the estimated Separate Accounts return and decreases in surrender or mortality assumptions increase the expected future profitability of the underlying business and may lower the rate of DAC amortization. Conversely, decreases in the estimated Separate Accounts returns and increases in surrender or mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

At December 31, 2011 and 2010, variable annuities accounted for the Company’s entire DAC asset. See Note 4 to the Financial Statements for further discussion.

DSI

The Company offers a sales inducement whereby the contract owner receives a bonus which increases the initial account balance by an amount equal to a specified percentage of the contract owner’s deposit. This amount may be subject to recapture under certain circumstances. Consistent with DAC, sales inducements for variable annuity contracts are deferred and amortized based on the estimated future gross profits for each group of contracts. These future gross profit estimates are subject to periodic evaluation by the Company, with necessary revisions applied against amortization to date. The impact of these revisions on cumulative amortization is recorded as a charge or credit to current operations, commonly referred to as “unlocking”. It is reasonably possible that estimates of future gross profits could be reduced in the future, resulting in a material reduction in the carrying amount of the deferred sales inducement asset.

The expense and the subsequent capitalization and amortization are recorded as a component of policy benefits in the Statements of Income. At December 31, 2011 and 2010, variable annuities accounted for the Company’s entire DSI asset. See Note 4 to the Financial Statements for further discussion.

The long-term growth rate assumption for the amortization of VOBA, DAC and DSI was 9% at December 31, 2011, 2010 and 2009. The short-term growth rate assumption for the amortization of VOBA, DAC and DSI was 9% at December 31, 2011 and 2010 and 7.25% at December 31, 2009.

Goodwill

Goodwill is the excess of the purchase price over the estimated fair value of net assets acquired. Goodwill and intangible assets with indefinite lives are not amortized, but are subject to impairment tests conducted at least annually. Impairment testing is to be performed using the fair value approach, which requires the use of estimates and judgment, at the “reporting unit” level. A reporting unit represents the operating segment which is the level at which the financial information is prepared and regularly

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reviewed by management. The entire asset amount has been allocated to annuities. Goodwill is reviewed for indications of value impairment, with consideration given to financial performance and other relevant factors. In addition, certain events including a significant adverse change in legal factors or the business climate, an adverse action or assessment by a regulator, or unanticipated competition would cause the Company to review the carrying amounts of goodwill for impairment. The Company performed the annual test of goodwill at December 31, 2011, 2010 and 2009 and determined there was no impairment of goodwill.

Separate Accounts

The Company’s Separate Accounts consist of variable annuities and variable life insurance contracts, of which the assets and liabilities are legally segregated and reported as separate captions in the Balance Sheets. Separate Accounts are established in conformity with Arkansas State Insurance Law and are generally not chargeable with liabilities that arise from any other business of the Company. Separate Accounts assets may be subject to claims of the Company only to the extent the value of such assets exceeds Separate Accounts liabilities. The assets of the Separate Accounts are carried at the daily net asset value of the mutual funds in which they invest.

Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, the net investment income and net realized and unrealized gains and losses attributable to Separate Accounts assets supporting variable annuities and variable life contracts accrue directly to the contract owner and are not reported as revenue in the Statements of Income. Mortality, guaranteed benefit fees, policy administration, maintenance, and withdrawal charges associated with Separate Accounts products are included in policy charge revenue in the Statements of Income.

Policyholder Account Balances

The Company’s liability for policyholder account balances represents the contract value that has accrued to the benefit of the policyholder as of the Balance Sheet dates. The liability is generally equal to the accumulated account deposits plus interest credited less policyholders’ withdrawals and other charges assessed against the account balance. Interest-crediting rates for the Company’s fixed rate products are as follows:

	2011	2010
Interest-sensitive life products	4.00% - 4.85%	4.00% - 4.85%
Interest-sensitive deferred annuities	0.25% - 6.05%	0.25% - 6.15%

These rates may be changed at the option of the Company after initial guaranteed rates expire, unless contracts are subject to minimum interest rate guarantees.

Future Policy Benefits

The Company’s liability for future policy benefits consists of liabilities for immediate annuities and liabilities for certain guaranteed benefits contained in the variable insurance products the Company manufactures. Liabilities for immediate annuities are equal to the present value of estimated future payments to or on behalf of policyholders, where the timing and amount of payment generally depends on policyholder mortality. Interest rates used in establishing such liabilities were in the range of 2.55% to 5.75% during 2011 and 2010, respectively. See Note 5 to the Financial Statements for further discussion.

Revenue Recognition

Revenues for variable annuity contracts consist of policy charges for i) mortality and expense risks, ii) certain guaranteed benefits selected by the contract owner, iii) administration fees, iv) annual contract maintenance charges, and v) withdrawal charges assessed on contracts surrendered during the withdrawal charge period. Revenues for variable annuity contracts are recognized when policy charges are assessed or earned.

Revenues for variable life insurance contracts consist of policy charges for i) mortality and expense risks, ii) cost of insurance fees, iii) amortization of front-end and deferred sales charges, and iv) withdrawal charges assessed on contracts surrendered during the withdrawal charge period. Revenues for variable life insurance contracts are recognized when policy charges are assessed or earned.

Revenues for interest-sensitive annuity contracts (market value adjusted annuities, immediate annuities, and single premium deferred annuities) and interest-sensitive life insurance contracts (single premium whole life insurance) consist of i) investment income, ii) gains (losses) on the sale of invested assets, and iii) withdrawal charges assessed on contracts surrendered during the withdrawal charge period. Revenues for interest-sensitive annuity and life insurance contracts are recognized when investment income and investment sales are earned while revenues for contract charges are recognized when assessed or earned.

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Claims and Claims Settlement Expenses

Liabilities for claims and claims settlement expenses equal the death benefit (plus accrued interest) for claims that have been reported to the Company but have not settled and an estimate, based upon prior experience, for unreported claims.

Federal Income Taxes

The Company provides for income taxes on all transactions that have been recognized in the financial statements in accordance with GAAP guidance. Accordingly, deferred taxes are adjusted to reflect the tax rates at which future taxable amounts will likely be settled or realized. The effects of tax rate changes on future deferred tax liabilities and deferred tax assets, as well as other changes in income tax laws, are recognized in net income (loss) in the year during which such changes are enacted.

The Company files a separate federal income tax return for the years 2008 through 2012. Beginning in 2013 and assuming no changes in ownership, the Company will join the affiliated consolidated tax group. A tax return has been filed for 2010, 2009 and 2008, but no examination by the Internal Revenue Service has commenced.

The Company is subject to taxes on premiums and is exempt from state income taxes in most states.

Subsequent Events

The financial statements are adjusted to reflect events that occurred between the balance sheet date and the date when the financial statements are issued, provided they give evidence of conditions that existed at the balance sheet date.

Events that are indicative of conditions that arose after the balance sheet date are disclosed, but do not result in an adjustment of the financial statements themselves.

Recent Accounting Guidance

Current Adoption of Recent Accounting Guidance

Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures

On January 1, 2011, the Company adopted guidance (Accounting Standards Update (“ASU”) 2010-06, Improving Disclosures about Fair Value Measurements) requiring separate presentation of information about purchases, sales, issuances, and settlements in the Level 3 reconciliation for fair value measurements using significant unobservable inputs. The adoption affected disclosures but did not impact the Company’s results of operations or financial position.

ASC 944, Financial Services—Insurance

On January 1, 2011, the Company adopted guidance (ASU 2010-15, How Investments Held Through Separate Accounts Affect an Insurer’s Consolidation Analysis of Those Investments) clarifying that an insurance entity should not consider any separate account interest held for the benefit of policyholders in an investment to be the insurer’s interest and should not combine those interests with its general account interest in the same investment when assessing the investment for consolidation. The adoption did not impact the Company’s results of operations or financial position.

ASC 350, Intangibles—Goodwill and Other

On January 1, 2011, the Company adopted guidance (ASU 2010-28, When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts), which requires entities with a zero or negative carrying value to assess, considering qualitative factors, whether it is more likely than not that a goodwill impairment exists. If an entity concludes that it is more likely than not that a goodwill impairment exists, the entity must perform step 2 of the goodwill impairment test. The adoption did not have a material impact on the Company’s results of operations and financial position.

ASC 310, Receivables

On April 1, 2011, the Company early adopted guidance, retrospectively to January 1, 2011, (ASU 2011-02, A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring), which provides clarification to help creditors in determining whether a creditor has granted a concession and whether a debtor is experiencing financial difficulties for purposes of determining whether a restructuring constitutes a troubled debt restructuring. Additionally, the Company is now required to provide the previously deferred qualitative and quantitative disclosures about troubled debt restructurings in accordance with ASU 2010-20, including how financing receivables were modified and the financial effects of the modifications. The adoption did not have a material impact on the Company’s results of operations and financial position.

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Accounting Guidance Adopted in 2010

ASC 820, Fair Value Measurements and Disclosures

The Company adopted guidance (ASU 2010-06, Improving Disclosures about Fair Value Measurements), which included new disclosures and clarifications of existing disclosures about fair value measurements for the period ended March 31, 2010. The guidance requires disclosure of significant transfers in and out of Levels 1 and 2 of the fair value hierarchy and reasons for the transfers. Additionally, the ASU clarified the level of disaggregation for fair value disclosures, requiring disclosures for each class of assets and liabilities. The guidance clarifies that a reporting entity should provide disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3. The adoption required updates to the Company’s financial statement disclosures, but did not impact the Company’s results of operations or financial position.

ASC 310, Receivables

The Company adopted guidance (ASU 2010-20, Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses), which required new and expanded financial statement disclosures for the period ended December 31, 2010. An entity is required to provide qualitative and quantitative disclosures about the allowance for credit losses, credit quality, impaired loans, modifications, and nonaccrual and past due financing receivables. In addition, the disclosures must be disaggregated by portfolio segment or class of financing receivable based on how a company develops its allowance for credit losses and how it manages its credit exposure. The adoption required updates to the Company’s financial statement disclosures, but did not impact the Company’s results of operations or financial position.

Future Adoption of Accounting Guidance

ASC 944, Financial Services—Insurance

In October 2010, the Financial Accounting Standards Board (“FASB”) issued ASU 2010-26, Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts, which modifies the definition of the types of costs incurred by insurance entities that can be capitalized in the acquisition of new and renewal contracts. An insurance entity may only capitalize incremental direct costs of contract acquisition, the portion of employees’ compensation directly related to time spent performing specified acquisition activities for a contract that has actually been acquired, other costs related directly to specified activities that would not have been incurred had the acquisition contract transaction not occurred, and advertising costs that meet capitalization criteria in other GAAP guidance. The guidance is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The Company will adopt the guidance prospectively on January 1, 2012. The adoption is not expected to have a material impact on the Company’s results of operations and financial position.

ASC 820, Fair Value Measurements and Disclosures

In May 2011, the FASB issued ASU 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS, which amends current guidance to achieve common fair value measurement and disclosure requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”). Some of the amendments represent clarifications of existing requirements. Other amendments change a particular principle or requirement for measuring fair value or disclosing information about fair value measurements. The guidance is effective for interim and annual periods beginning after December 15, 2011. The Company will adopt the guidance on January 1, 2012. The adoption will affect disclosures but is not expected to have a material impact on the Company’s results of operations and financial position.

ASC 220, Comprehensive Income

•

In June 2011, the FASB issued ASU 2011-05, Presentation of Comprehensive Income, which requires an entity to report components of comprehensive income in either a single, continuous statement of comprehensive income or two separate but consecutive statements. Under the two statement approach, the first statement would include components of net income and the second statement would include components of OCI.

Regardless of format, an entity is required to present items that are reclassified from OCI to net income in both net income and OCI. The guidance is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The Company will adopt the guidance on January 1, 2012 and anticipates no impact on the Company’s results of operations and financial position.

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•

In December 2011, the FASB issued ASU 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05. This guidance defers the portion of ASU 2011-05 that requires an entity to present reclassification adjustments and the effect of those reclassification adjustments on the face of the financial statements where net income is presented, by component of net income, and on the face of the financial statements where OCI is presented, by component of OCI. The deferral is effective at the same time as ASU 2011-05, for fiscal years, and interim periods within those years, beginning after December 15, 2011.

ASC 350, Intangibles—Goodwill and Other

In September 2011, the FASB issued ASU 2011-08, Testing Goodwill for Impairment, which gives entities the option of performing a qualitative assessment to determine whether it is necessary to perform the two-step goodwill impairment test. If, after assessing qualitative factors, a company determines that it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then the company does not need to perform further testing. If it is more likely than not that the fair value of a reporting unit is less than its carrying amount, then the company would have to perform the two step goodwill impairment test. The option is unconditional so it may be skipped in any reporting period and an entity may resume performing the qualitative assessment in any subsequent period. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning on or after December 15, 2011. The Company will adopt the guidance on January 1, 2012 and does not expect the adoption to have a material impact on the Company’s results of operations and financial position.

ASC 210, Balance Sheet

In December 2011, the FASB issued ASU 2011-11, Disclosures about Offsetting Assets and Liabilities, which enhances disclosures about financial instruments and derivative instruments that are either offset on the statement of financial position or subject to an enforceable master netting arrangement or similar agreement. Entities are required to provide both net and gross information for these assets and liabilities in order to enhance comparability between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of IFRS. The guidance is effective for annual reporting periods, and interim periods within those years, beginning on or after January 1, 2013. The disclosures required by this guidance should be applied retrospectively for all comparative periods presented. The Company will adopt the guidance on January 1, 2013, which affects disclosures and therefore will not impact the Company’s results of operations and financial position.

Note 2. Fair Value of Financial Instruments

Fair Value Measurements

ASC 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the quality of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

Fair Value Hierarchy

The Company has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Assets and liabilities recorded at fair value on the Balance Sheets are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets

b)	Quoted prices for identical or similar assets or liabilities in non-active markets

c)	Inputs other than quoted market prices that are observable

d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means

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Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

The Company recognizes transfers between levels at the beginning of the quarter.

The following table presents the Company’s hierarchy for its assets and liabilities measured at fair value on a recurring basis:

	December 31, 2011
	Level 1	Level 2	Level 3	Total
Assets
Fixed maturity AFS securities (a)
Corporate securities	$—	$1,164,173	$—	$1,164,173
Asset-backed securities	—	96,783	9,365	106,148
Commercial mortgage-backed securities	—	119,050	—	119,050
Residential mortgage-backed securities	—	82,770	1,449	84,219
Municipals	—	1,210	—	1,210
Government and government agencies
United States	356,960	—	—	356,960
Foreign	3,779	6,542	—	10,321

Total fixed maturity AFS securities (a)	360,739	1,470,528	10,814	1,842,081
Fixed maturity trading securities - corporate securities (a)	—	2,521	—	2,521
Equity securities (a)
Banking securities	—	24,993	—	24,993
Other financial services securities	—	394	—	394
Industrial securities	—	5,653	—	5,653

Total equity securities (a)	—	31,040	—	31,040
Cash equivalents (b)	—	336,130	—	336,130
Limited partnerships (c)	—	—	8,119	8,119
Separate Accounts assets (d)	7,007,468	—	—	7,007,468

Total assets	$7,368,207	$1,840,219	$18,933	$9,227,359

Liabilities
Future policy benefits (embedded derivatives only) (e)	$—	$—	$14,120	$14,120
Derivative liabilities (f)	—	1,341	—	1,341

Total liabilities	$—	$1,341	$14,120	$15,461

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	December 31, 2010
	Level 1	Level 2	Level 3	Total
Assets
Fixed maturity AFS securities (a)
Corporate securities	$—	$1,120,974	$—	$1,120,974
Asset-backed securities	—	91,210	11,244	102,454
Commercial mortgage-backed securities	—	139,330	504	139,834
Residential mortgage-backed securities	—	101,263	2,886	104,149
Municipals	—	1,475	—	1,475
Government and government agencies
United States	149,652	—	—	149,652
Foreign	3,699	6,157	—	9,856

Total fixed maturity AFS securities (a)	153,351	1,460,409	14,634	1,628,394
Fixed maturity trading securities - corporate securities (a)	—	23,138	—	23,138
Equity securities (a)
Banking securities	—	7,054	—	7,054
Other financial services securities	—	520	—	520
Industrial securities	—	5,416	—	5,416

Total equity securities (a)	—	12,990	—	12,990
Cash equivalents (b)	—	317,321	—	317,321
Limited partnerships (c)	—	—	9,415	9,415
Separate Accounts assets (d)	8,163,032	—	—	8,163,032

Total assets	$8,316,383	$1,813,858	$24,049	$10,154,290

Liabilities
Future policy benefits (embedded derivatives only) (e)	$—	$—	$(25,416)	$(25,416)
Derivative liabilities (f)	—	353	—	353

Total liabilities	$—	$353	$(25,416)	$(25,063)

(a)	Securities are classified as Level 1 if the fair value is determined by observable inputs that reflect quoted prices for identical assets in active markets that the Company has the ability to access at the measurement date. Level 1 securities primarily include highly liquid U.S. Treasury and U.S. government agency securities. Securities are classified as Level 2 if the fair value is determined by observable inputs, other than quoted prices included in Level 1, for the asset or prices for similar assets. Securities are classified as Level 3 if the valuations are derived from techniques in which one or more of the significant inputs are unobservable. Level 3 consists principally of fixed maturity securities whose fair value is estimated based on non-binding broker quotes and internal models. These internal models primarily use projected cash flows discounted using relevant risk spreads and market interest rate curves. At December 31, 2011, less than 0.5% of fixed maturity AFS securities were valued using internal models.
(b)	Cash equivalents are primarily valued at amortized cost, which approximates fair value. Operating cash is not included in the abovementioned table.
(c)	The Company has an investment in a limited partnership for which the fair value was derived from management’s review of the underlying financial statements that were prepared on a GAAP basis. The remaining limited partnership is carried at cost and is not included in the abovementioned table.
(d)	Separate Accounts assets are carried at the net asset value provided by the fund managers.
(e)	The Company issued contracts containing guaranteed minimum withdrawal benefit riders (“GMWB”) and obtained reinsurance on guaranteed minimum income benefit riders (“GMIB reinsurance”). GMWB and GMIB reinsurance are treated as embedded derivatives and are required to be reported separately from the host variable annuity contract. The fair value of these guarantees is calculated as the present value of future expected payments to policyholders less the present value of assessed rider fees attributable to the guarantees. Given the complexity and long-term nature of these guarantees, their fair values are determined using stochastic techniques under a variety of market return, discount rates and actuarial assumptions. Since many of the assumptions are unobservable and are considered to be significant inputs to the liability valuation, the liability included in future policy benefits has been reflected within Level 3 of the fair value hierarchy.

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(f)	Derivative liabilities are classified as Level 1 if the fair value is determined by observable inputs that reflect quoted prices for identical assets in active markets that the Company has the ability to access at the measurement date. Derivatives are classified as Level 2 if the fair value is determined by observable inputs, other than quoted prices included in Level 1, for the identical asset or prices for similar assets. Derivatives are classified as Level 3 if the valuations are derived from techniques in which one or more of the significant inputs are unobservable. Level 2 derivatives include variance swaps for which the Company utilized readily accessible quoted index levels and broker quotes. The fair value for the variance swaps is calculated as the difference between the estimated volatility of the underlying S&P index at maturity to the actual volatility of the underlying S&P index at initiation (i.e., strike) multiplied by the notional value of the swap.

During 2011 and 2010, there were no transfers between level 1 and 2, respectively.

The following table provides a summary of the change in fair value of the Company’s Level 3 assets at December 31, 2011 and 2010:

	December 31, 2011		December 31, 2010
	Limited Partnership	Fixed Maturity AFS Securities	Limited Partnership	Fixed Maturity AFS Securities
Balance at beginning of period (a)	$9,415	$14,634	$7,604	$37,041

Change in unrealized gains (b)	—	840	—	4,125
Purchases	—	—	—	27,941
Sales	(2,663)	(4,191)	(712)	(3,781)
Transfers into Level 3	—	4	—	3,256
Transfers out of Level 3	—	(508)	—	(54,058)
Changes in valuation (c)	215	35	2,137	110
Net realized investment gains (d)	1,152	—	386	—

Balance at end of period (a)	$8,119	$10,814	$9,415	$14,634

(a)	Recorded as a component of limited partnerships and fixed maturity AFS securities in the Balance Sheets.
(b)	Recorded as a component of other comprehensive income (loss).
(c)	Recorded as a component of net investment income in the Statements of Income.
(d)	Recorded as a component of net realized investment gains (losses) for fixed maturity and net investment income for limited partnerships in the Statements of Income

In certain circumstances, the Company will obtain non-binding broker quotes from brokers to assist in the determination of fair value. If those quotes can be corroborated by other market observable data, the investments will be classified as Level 2 investments. If not, the investments are classified as Level 3 due to the unobservable nature of the brokers’ valuation processes. The decrease in Level 3 fixed maturity AFS securities at December 31, 2011 was primarily due to sales and availability of market observable data (Level 2). At December 31, 2010, the decrease was also due to an increase in market activity.

The Company’s Level 3 liabilities (assets) consist of provisions for GMWB and GMIB reinsurance. The fair value of these guarantees is calculated as the present value of future expected payments to policyholders less the present value of assessed rider fees attributable to the guarantees. Given the complexity and long-term nature of these guarantees which are unlike instruments available in financial markets, their fair values are determined using stochastic techniques under a variety of market return scenarios. A variety of factors are considered, including expected market rates of return, equity and interest rate volatility, credit spread, correlations of market returns, discount rates and actuarial assumptions.

The expected returns are based on risk-free rates, such as the current London Inter-Bank Offered Rate (“LIBOR”) forward curve. The credit spread is set by using the credit default swap (“CDS”) spreads of a reference portfolio of life insurance companies, adjusted to reflect the subordination of senior debt holders at the holding company level to the position of policyholders at the operating company level (who have priority in payments to other creditors). The credit spread was 135 basis points (“bps”) and 90 bps at December 31, 2011 and 2010, respectively.

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For equity volatility, the Company uses a term structure assumption with market-based implied volatility inputs for the first five years and a long-term forward rate assumption of 25% thereafter. The volume of observable option trading from which volatilities are derived generally declines as the contracts’ term increases, therefore, the volatility curve grades from implied volatilities for five years to the ultimate rate. The resulting volatility assumption in year 20 for the S&P 500 index (expressed as a spot rate) was 25.9% at December 31, 2011 and 24.8% at December 31, 2010. Correlations of market returns across underlying indices are based on historical market returns and their inter-relationships over a number of years preceding the valuation date. Assumptions regarding policyholder behavior, such as lapses, included in the models are derived in the same way as the assumptions used to measure insurance liabilities. These assumptions are reviewed at each valuation date and updated based on historical experience and observable market data as required.

The following table provides a summary of the changes in fair value of the Company’s Level 3 liabilities (assets) at December 31, 2011 and 2010:

	December 31, 2011		December 31, 2010
	GMWB	GMIB Reinsurance	GMWB	GMIB Reinsurance
Balance at beginning of period (b)	$31,001	$(56,417)	$45,987	$(58,746)

Changes in interest rates (a)	55,032	(27,361)	20,355	(8,533)
Changes in equity markets (a)	20,561	(9,759)	(10,022)	4,653
Other (a)	2,043	(980)	(25,319)	6,209

Balance at end of period (b)	$108,637	$(94,517)	$31,001	$(56,417)

(a)	Recorded as a component of policy benefits in the Statements of Income.
(b)	Recorded as a component of future policy benefits in the Balance Sheets.

During 2011, the change in GMWB and GMIB reinsurance reserves was primarily driven by the reduction in risk neutral rates and lower equity market performance. During 2010, the decrease in the GMWB and GMIB reinsurance reserves was principally driven by the improved equity markets and updated policyholder behavior assumptions offset by a decline in risk neutral rates.

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Note 3. Investments

Fixed Maturity and Equity Securities

The amortized cost/cost and estimated fair value of investments in fixed maturity and equity AFS securities at December 31, 2011 and 2010 were:

	December 31, 2011
	Amortized Cost/Cost	Gross Unrealized		Estimated Fair Value
		Gains	Losses/ OTTI (1)
Fixed maturity AFS securities
Corporate securities	$1,068,904	$99,060	$(3,791)	$1,164,173
Asset-backed securities	107,373	5,944	(7,169)	106,148
Commercial mortgage-backed securities	109,318	9,913	(181)	119,050
Residential mortgage-backed securities	83,576	4,108	(3,465)	84,219
Municipals	1,124	86	—	1,210
Government and government agencies
United States	309,063	47,897	—	356,960
Foreign	8,918	1,403	—	10,321

Total fixed maturity AFS securities	$1,688,276	$168,411	$(14,606)	$1,842,081

Equity securities
Banking securities	$30,189	$—	$(5,196)	$24,993
Other financial services securities	165	229	—	394
Industrial securities	5,791	—	(138)	5,653

Total equity securities	$36,145	$229	$(5,334)	$31,040

	December 31, 2010
	Amortized Cost/Cost	Gross Unrealized		Estimated Fair Value
		Gains	Losses/ OTTI (1)
Fixed maturity AFS securities
Corporate securities	$1,069,082	$55,530	$(3,638)	$1,120,974
Asset-backed securities	102,964	7,062	(7,572)	102,454
Commercial mortgage-backed securities	131,362	8,501	(29)	139,834
Residential mortgage-backed securities	104,486	3,145	(3,483)	104,149
Municipals	1,462	13	—	1,475
Government and government agencies
United States	146,585	4,771	(1,704)	149,652
Foreign	9,063	794	—	9,856

Total fixed maturity AFS securities	$1,565,004	$79,816	$(16,426)	$1,628,394

Equity securities
Banking securities	$9,246	$—	$(2,192)	$7,054
Other financial services securities	165	355	—	520
Industrial securities	5,791	—	(375)	5,416

Total equity securities	$15,202	$355	$(2,567)	$12,990

(1)	Subsequent unrealized gains (losses) on OTTI securities are included in OCI-OTTI.

Excluding investments in U.S. government and government agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturity securities portfolio.

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The amortized cost and estimated fair value of fixed maturity AFS securities by investment grade at December 31, 2011 and 2010 were:

	December 31, 2011		December 31, 2010
	Amortized Cost	Estimated Fair Value	Amortized Cost	Estimated Fair Value
Investment grade	$1,622,322	$1,783,734	$1,484,533	$1,555,503
Below investment grade	65,954	58,347	80,471	72,891

Total fixed maturity AFS securities	$1,688,276	$1,842,081	$1,565,004	$1,628,394

At December 31, 2011 and 2010 the estimated fair value of fixed maturity securities rated BBB- were $61,750 and $55,760, respectively, which is the lowest investment grade rating given by S&P. Below investment grade securities are speculative and are subject to significantly greater risks related to the creditworthiness of the issuers and the liquidity of the market for such securities. The Company closely monitors such investments.

The amortized cost and estimated fair value of fixed maturity AFS securities at December 31, 2011 and 2010 by contractual maturities were:

	December 31, 2011		December 31, 2010
	Amortized Cost	Estimated Fair Value	Amortized Cost	Estimated Fair Value
Fixed maturity AFS securities
Due in one year or less	$44,125	$44,653	$8,271	$8,350
Due after one year through five years	243,351	256,758	250,194	263,865
Due after five years through ten years	876,074	949,419	823,396	858,024
Due after ten years	224,459	281,834	144,331	151,718

	1,388,009	1,532,664	1,226,192	1,281,957
Mortgage-backed securities and other asset-backed securities	300,267	309,417	338,812	346,437

Total fixed maturity AFS securities	$1,688,276	$1,842,081	$1,565,004	$1,628,394

In the preceding table fixed maturity securities not due at a single maturity date, have been included in the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

During 2011, 2010 and 2009, there was $612, $1,675 and $1,674, respectively, of investment income on fixed maturity trading securities recorded in net investment income in the Statements of Income. During 2011 and 2010, there was $394 and ($1,462), respectively, of income (loss) recognized from the change in the fair value on fixed maturity trading securities recorded in net investment income in the Statements of Income. The Company recognized losses of $98 during 2011 on the conversion of fixed maturity trading securities to preferred stock. There were no conversions of fixed maturity trading securities to preferred stock in 2010 or 2009.

The Company had investment securities with an estimated fair value of $20,291 and $23,870 that were deposited with insurance regulatory authorities at December 31, 2011 and 2010, respectively.

Unrealized Gains (Losses) on Fixed Maturity and Equity Securities

The Company’s investments in fixed maturity and equity securities classified as AFS are carried at estimated fair value with unrealized gains and losses included in stockholder’s equity as a component of accumulated other comprehensive income (loss), net of taxes.

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The estimated fair value and gross unrealized losses and OTTI of fixed maturity and equity AFS securities aggregated by length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2011 and 2010 were as follows:

	December 31, 2011
	Estimated Fair Value	Amortized Cost/Cost	Gross Unrealized Losses and OTTI (1)
Less than or equal to six months
Fixed maturity AFS securities
Corporate securities	$47,771	$51,014	$(3,243)
Asset-backed securities	33,112	33,399	(287)
Commercial mortgage-backed securities	8,312	8,493	(181)
Residential mortgage-backed securities	102	105	(3)
Equity securities
Banking securities	13,648	15,058	(1,410)
Industrial securities	5,653	5,791	(138)

Total fixed maturity and equity securities	108,598	113,860	(5,262)

Greater than six months but less than or equal to one year
Equity securities - banking securities	6,973	8,500	(1,527)

Total fixed maturity and equity securities	6,973	8,500	(1,527)

Greater than one year
Fixed maturity AFS securities
Corporate securities	11,545	12,093	(548)
Asset-backed securities	11,284	18,166	(6,882)
Residential mortgage-backed securities	14,576	18,038	(3,462)
Equity securities - banking securities	4,372	6,631	(2,259)

Total fixed maturity and equity securities	41,777	54,928	(13,151)

Total fixed maturity and equity securities	$157,348	$177,288	$(19,940)

	December 31, 2010
	Estimated Fair Value	Amortized Cost/Cost	Gross Unrealized Losses and OTTI (1)
Less than or equal to six months
Fixed maturity AFS securities
Corporate securities	$69,662	$72,628	$(2,966)
Asset-backed securities	10,276	10,297	(21)
Commercial mortgage-backed securities	1,022	1,051	(29)
Residential mortgage-backed securities	9,371	10,074	(703)
Government and government agencies - United States	644	656	(12)
Equity securities - banking securities	2,558	2,616	(58)

Total fixed maturity and equity securities	$93,533	$97,322	$(3,789)

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	December 31, 2010
(continued)	Estimated Fair Value	Amortized Cost/Cost	Gross Unrealized Losses and OTTI (1)
Greater than six months but less than or equal to one year
Fixed maturity AFS securities - corporate securities	$5,205	$5,366	$(161)

Total fixed maturity and equity securities	5,205	5,366	(161)

Greater than one year
Fixed maturity AFS securities
Corporate securities	11,553	12,064	(511)
Asset-backed securities	15,001	22,552	(7,551)
Residential mortgage-backed securities	15,499	18,279	(2,780)
Government and government agencies - United States	30,846	32,538	(1,692)
Equity securities
Banking securities	4,497	6,631	(2,134)
Industrial securities	5,416	5,791	(375)

Total fixed maturity and equity securities	82,812	97,855	(15,043)

Total fixed maturity and equity securities	$181,550	$200,543	$(18,993)

(1)	Subsequent unrealized gains (losses) on OTTI securities are included in OCI-OTTI.

The total number of securities in an unrealized loss position was 68 and 74 at December 31, 2011 and 2010, respectively.

The estimated fair value, gross unrealized losses, OTTI and number of securities where the fair value had declined below amortized cost by greater than 20% and greater than 40% at December 31, 2011 and 2010 were as follows:

	December 31, 2011
	Estimated Fair Value	Gross Unrealized Losses/ OTTI (1)	Number of Securities
Decline > 20%
Less than or equal to six months	$2,381	$(635)	2
Greater than one year	25,483	(11,929)	7

Total	$27,864	$(12,564)	9

Decline > 40%
Greater than one year	$3,544	$(3,039)	2

Total	$3,544	$(3,039)	2

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	December 31, 2010
	Estimated Fair Value	Gross Unrealized Losses/ OTTI (1)	Number of Securities
Decline > 20%
Less than or equal to six months	$995	$(314)	1
Greater than one year	15,849	(9,467)	6

Total	$16,844	$(9,781)	7

Decline > 40%
Greater than one year	$4,284	$(2,969)	2

Total	$4,284	$(2,969)	2

(1)	Subsequent unrealized gains (losses) on OTTI securities are included in OCI-OTTI.

Unrealized gains (losses) incurred during 2011 and 2010 were primarily due to price fluctuations resulting from changes in interest rates and credit spreads. If the Company has the intent to sell or it is more likely than not that the Company will be required to sell these securities prior to the anticipated recovery of the amortized cost, securities are written down to fair value. If cash flow models indicate a credit event will impact future cash flows, the security is impaired to discounted cash flows. As the remaining unrealized losses in the portfolio relate to holdings where the Company expects to receive full principal and interest, the Company does not consider the underlying investments to be impaired.

The components of net unrealized gains (losses) and OTTI included in accumulated other comprehensive income (loss), net of taxes, at December 31, 2011 and 2010 were as follows:

	December 31,
	2011	2010
Assets
Fixed maturity securities	$153,805	$63,390
Equity securities	(5,105)	(2,212)
Value of business acquired	(32,064)	(19,829)

	116,636	41,349

Liabilities
Policyholder account balances	—	1,387
Federal income taxes - deferred	(41,407)	(15,249)

	(41,407)	(13,862)

Stockholder’s equity
Accumulated other comprehensive income, net of taxes	$75,229	$27,487

The Company records certain adjustments to policyholder account balances in conjunction with the unrealized holding gains or losses on investments classified as available-for-sale. The Company adjusts a portion of these liabilities as if the unrealized holding gains or losses had actually been realized, with corresponding credits or charges reported in accumulated other comprehensive loss, net of taxes.

Mortgage Loans on Real Estate

Mortgage loans on real estate consist entirely of mortgages on commercial real estate. Prepayment premiums are collected when borrowers elect to prepay their debt prior to the stated maturity. There were no prepayment premiums for the years ended December 31, 2011, 2010 and 2009.

The fair value for mortgage loans on real estate is estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and/or similar remaining maturities. The estimated fair value of the mortgages on commercial real estate at December 31, 2011 and 2010 was $61,833 and $66,713.

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Loans are considered impaired when it is probable that based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. A valuation allowance is established when a loan is impaired for the excess carrying value of the loan over its estimated collateral value. In addition to the valuation allowance for specific loans, a general reserve is estimated based on a percent of the outstanding loan balance. The general reserve at December 31, 2011 and 2010 was $28 and $33, respectively. The change in the reserve is reflected in net realized investment gains (losses), excluding OTTI on securities in the Statements of Income. There were no impaired mortgage loans at December 31, 2011. There was one impaired mortgage loan at December 31, 2010, with a specific reserve of $633, with an unpaid principal balance of $3,275. As this loan was impaired at December 31, 2010, there was no interest income recorded subsequent to the impairment. The impaired mortgage loan was sold during first quarter 2011 resulting in a recovery of $163. The change in the credit loss allowances on mortgage loans by type of property for the years ended December 31 was as follows:

	December 31,
Commercial	2011	2010
Balance at beginning of period	$666	$41

Charge offs	(633)	(889)
Provision	(5)	1,514

Balance at end of period	$28	$666

The commercial mortgages are geographically diversified throughout the United States with the largest concentrations in Pennsylvania, New Hampshire, Virginia, Ohio, and California which account for approximately 76% of mortgage loans at December 31, 2011.

The credit quality of mortgage loans by type of property for the years ended December 31 was as follows:

	December 31,
Commercial	2011	2010
AAA - AA	$21,949	$24,709
A	22,471	26,026
BBB	11,275	12,188

Total mortgage loans on real estate	55,695	62,923
Less: general reserve	(28)	(33)

Total mortgage loans on real estate, net	$55,667	$62,890

The credit quality for the commercial mortgage loans was determined based on an internal credit rating model which assigns a letter rating to each mortgage loan in the portfolio as an indicator of the quality of the mortgage loan. The internal credit rating model was designed based on rating agency methodology, then modified for credit risk associated with the Company’s mortgage lending process, taking into account such factors as projected future cash flows, net operating income, and collateral value. The model produces a rating score and an associated letter rating which is intended to align with S&P ratings as closely as possible. Information supporting the risk rating process is updated at least annually. While mortgage loans with a lower rating carry a higher risk of loss, adequate reserves for loan losses have been established to cover those risks.

Policy Loans

Policy loans on insurance contracts are stated at unpaid principal balances. The Company estimates the fair value of policy loans as equal to the book value of the loans. The estimated fair value of the policy loans at December 31, 2011 and 2010 was $792,602 and $827,638, respectively. Policy loans are fully collateralized by the account value of the associated insurance contracts, and the spread between the policy loan interest rate and the interest rate credited to the account value held as collateral is fixed.

Securities Lending

The Company loans securities under securities lending agreements. The amortized cost of securities out on loan at December 31, 2011 and 2010 was $205,909 and $150,463, respectively. The estimated fair value of securities out on loan at December 31, 2011 and 2010 was $239,207 and $156,440, respectively.

Derivatives

The Company uses derivatives to manage the capital market risk associated with the GMWB. The derivatives, which are S&P 500 Composite Stock Price Index futures contracts, are used to hedge the equity risk associated with these types of variable guaranteed

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products, in particular the claim and/or revenue risks of the liability portfolio. The Company will not seek hedge accounting on these hedges because, in most cases, the derivatives’ change in value will create a natural offset in the Statements of Income with the change in reserves. Net settlements on the futures occur daily. The Company also entered into variance swaps during 2010 to hedge the costs of the volatility of the S&P market. At December 31, 2011, the Company had 630 outstanding short futures contracts with a notional value of $197,285. At December 31, 2011, the Company had variance swaps with a notional value of $5 and a net fair value of ($1,341). The Company recognized $988 of realized losses from the change in fair value of the variance swaps in net investment income in the Statements of Income during the year ended December 31, 2011. At December 31, 2010, the Company had 360 outstanding short futures contracts with a notional value of $112,770. At December 31, 2010, the Company had two variance swaps with a notional value of $7 and a net fair value of ($353). The Company recognized $353 of losses from the change in fair value of the variance swaps in net investment income in the Statements of Income during 2010.

The Company can also receive collateral related to derivative transactions that it enters into. The credit support agreement contains a fair value threshold of $1,000 over which collateral needs to be pledged by the Company or its counterparty. At December 31, 2011 and 2010, there was no cash collateral pledged or received on derivative transactions in accordance with the credit support agreement due to market value swings on variance swaps.

Net Investment Income

Net investment income by source for the years ended December 31 was as follows:

	2011	2010	2009
Fixed maturity AFS securities	$80,146	$77,950	$71,037
Fixed maturity trading securities	908	213	1,674
Equity securities	1,606	1,050	1,409
Limited partnerships	1,357	2,514	(1,545)
Mortgage loans on real estate	3,712	4,360	4,706
Policy loans	42,384	44,324	46,156
Cash and cash equivalents	856	858	2,816
Derivatives	(752)	(353)	—
Other	377	346	889

Gross investment income	130,594	131,262	127,141
Less: investment expenses	(3,075)	(3,615)	(4,204)

Net investment income	$127,519	$127,647	$122,937

Realized Investment Gains (Losses)

The Company considers fair value at the date of sale to be equal to proceeds received. Proceeds and gross realized investment gains (losses) from the sale of AFS securities for the year ended December 31 were as follows:

	2011	2010	2009
Proceeds	$178,888	$479,248	$351,633
Gross realized investment gains	9,000	11,209	5,392
Gross realized investment losses	(231)	(2,723)	(5,507)

Proceeds on AFS securities sold at a realized loss	5,447	114,547	103,332

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Net realized investment gains (losses) for the year ended December 31 were as follows:

	2011	2010	2009
Fixed maturity AFS securities	$7,564	$6,660	$(10,605)
Equity securities	29	10	(3,692)
Limited partnerships	(58)	(2,268)	1,567
Mortgage loans on real estate	243	(1,262)	(531)
Derivatives	(18,571)	(26,864)	(48,105)
Adjustment related to VOBA	(1,106)	(722)	3,081

Net realized investment losses	$(11,899)	$(24,446)	$(58,285)

In 2011, there were no impaired limited partnerships. During 2010, the Company recorded a limited partnership impairment of $3,828 due to the decline in fair value of the fund being deemed to be other-than-temporary with the recovery in value from the remaining underlying investments in the fund not anticipated. There were no impaired limited partnerships in 2009.

There were no impaired mortgage loans in 2011. During 2010, the Company established a valuation allowance of $634 for an impaired mortgage loan. A valuation allowance is established when the excess carrying value of the mortgage loan exceeds the estimated collateral value. In addition, mortgage loan losses include a loss of $654 at December 31, 2010, for a mortgage loan which was impaired and sold during the fourth quarter 2010. There were no impaired mortgage loans in 2009.

OTTI

If management determines that a decline in the value of an AFS equity security is other-than-temporary, the cost basis is adjusted to estimated fair value and the decline in value is recorded as a net realized investment loss. For debt securities, the manner in which an OTTI is recorded depends on whether management intends to sell a security or it is more likely than not that it will be required to sell a security in an unrealized loss position before its anticipated recovery. If management intends to sell or more likely than not will be required to sell the debt security before recovery, the OTTI is recognized in earnings for the difference between amortized cost and fair value. If these criteria are not met, the OTTI is bifurcated into two pieces: a credit loss is recognized in earnings at an amount equal to the difference between the amortized cost of the debt security and the present value of the security’s anticipated cash flows, and a non credit loss is recognized in OCI for any difference between the fair value and the net present value of the debt security at the impairment measurement date.

The following table sets forth the amount of credit loss impairments on fixed maturity securities held by the Company as of the dates indicated, for which a portion of the OTTI loss was recognized in OCI, and the corresponding changes in such amounts for the years ended December 31:

	2011	2010
Balance at beginning of period	$2,014	$1,445
Credit loss impairment recognized in the current period on securities not previously impaired	27	996
Additional credit loss impairments recognized in the current period on securities previously impaired through other comprehensive income	1,004	423
Accretion of credit loss impairments previously recognized	(816)	(850)

Balance at end of period	$2,229	$2,014

The components of OTTI reflected in the Statements of Income for the years ended December 31 were as follows:

	2011	2010	2009
Gross OTTI losses on securities	$4,747	$6,150	$18,937
Net OTTI loss recognized in OCI	3,572	4,335	4,753

Net OTTI losses recognized in income	1,175	1,815	14,184
VOBA	—	(258)	(4,324)

Net OTTI losses	$1,175	$1,557	$9,860

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During 2011, the Company impaired its holdings of 2007 vintage subprime mortgage asset-backed securities (“ABS”) for $712 due to an adverse change in cash flows, a 2006 vintage subprime mortgage ABS for $63, a corporate bond for $258 due to adverse changes in cash flows and a corporate non-convertible security for $142 due to a pre-packaged bankruptcy.

For the year ended December 31, 2010, the gross impairment losses recognized in the Statements of Income were primarily driven by the impairment of a 2005 vintage residential mortgage-backed securities (“RMBS”) for $722 and a 2007 vintage subprime mortgage ABS for $272 due to adverse changes in cash flows. A corporate bond was also impaired for $397 due to the intent to sell or being more likely than not required to sell. As well as, the Company impaired its holding of a 2007 vintage subprime mortgage ABS for $423.

The Company adopted revised guidance for the recognition and presentation of OTTI in 2009. As permitted by the guidance, the Company recorded an increase of $3,457 to the opening balance of retained earnings with a corresponding decrease to accumulated OCI on the Statement of Stockholder’s Equity to reclassify the non credit portion of previously other-than-temporarily impaired AFS securities held at April 1, 2009.

The following summarizes the components for this cumulative effect adjustment:

	Unrealized OTTI on AFS Securities	Net Unrealized Loss on AFS Securities	Total Cumulative Effect Adjustment in OCI
Increase in amortized cost of AFS securities	$241	$12,335	$12,576
Change in VOBA	—	(7,257)	(7,257)
Income tax	(84)	(1,778)	(1,862)

Net cumulative effect adjustment	$157	$3,300	$3,457

The cumulative effect adjustment was calculated for all AFS securities held at April 1, 2009, for which an OTTI was previously recognized, but at April 1, 2009, the Company did not intend to sell the security and it was not more likely than not that the Company would be required to sell the security before recovery of its amortized cost, by comparing the present value of cash flows expected to be received at April 1, 2009, to the amortized cost basis of the AFS securities. The discount rate used to calculate the present value of the cash flows expected to be collected was the rate for each respective AFS security in effect before recognizing any OTTI. In addition, because the carrying amounts of VOBA are adjusted for the effects of realized and unrealized gains and losses on AFS, the Company recognized a true-up to the VOBA balances for this cumulative effect adjustment.

Included in the 2009 impairment losses was $241 related to the non credit impairments previously recorded in income during the first quarter of 2009 prior to adoption of the revised OTTI guidance.

Note 4. VOBA, DAC, and DSI

VOBA

VOBA reflects the estimated fair value of in force contracts acquired and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts in force at the acquisition date. VOBA is based on actuarially determined projections, for each block of business, of future policy and contract charges, premiums, mortality, Separate Accounts performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. If estimated gross profits or premiums differ from expectations, the amortization of VOBA is adjusted to reflect actual experience. The long-term growth rate assumption for the amortization of VOBA, DAC and DSI was 9% at December 31, 2011 and 2010. The short-term growth rate assumption for the amortization of VOBA, DAC and DSI was 9% at December 31, 2011 and 2010 and 7.25% at December 31, 2009.

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The change in the carrying amount of VOBA for the years ended December 31 was as follows:

	2011	2010
Balance at beginning of period	$335,051	$374,737
Amortization expense	(573)	(44,923)
Unlocking	(11,579)	24,570
Adjustment related to realized gains on investments and OTTI	(1,106)	(722)
Adjustment related to unrealized gains and OTTI on investments	(12,235)	(18,611)

Balance at end of period	$309,559	$335,051

2011 was impacted by unfavorable equity markets and long term interest rate assumption changes during the third quarter resulting in lower amortization and unfavorable unlocking as compared to 2010.

The estimated future amortization of VOBA from 2012 to 2016 is as follows:

2012	$27,034
2013	$26,895
2014	$27,297
2015	$27,278
2016	$27,150

DAC and DSI

The change in the carrying amount of DAC and DSI for the years ended December 31 was as follows:

	DAC	DSI
Balance, January 1, 2010	$26,730	$6,296
Capitalization	1,017	64
Accretion	2,580	592
Unlocking	1,110	318

Balance, December 31, 2010	31,437	7,270
Capitalization	498	48
Accretion	16,098	3,645
Unlocking	(2,994)	(608)

Balance, December 31, 2011	$45,039	$10,355

The increase in DAC and DSI in 2011 as compared to 2010 was principally driven by unfavorable equity markets and the long-term interest rate assumption change resulting in an increase in accretion and unfavorable unlocking.

Note 5. Variable Contracts Containing Guaranteed Benefits

Variable Annuity Contracts Containing Guaranteed Benefits

Prior to 2009, the Company issued variable annuity contracts in which the Company may have contractually guaranteed to the contract owner a guaranteed minimum death benefit (“GMDB”) and/or an optional guaranteed living benefit provision. The living benefit provisions offered by the Company included a guaranteed minimum income benefit (“GMIB”) and a GMWB. Information regarding the general characteristics of each guaranteed benefit type is provided below:

•

In general, contracts containing GMDB provisions provide a death benefit equal to the greater of the GMDB or the contract value. Depending on the type of contract, the GMDB may equal: i) contract deposits accumulated at a specified interest rate, ii) the contract value on specified contract anniversaries, iii) return of contract deposits, or iv) some combination of these benefits. Each benefit type is reduced for contract withdrawals.

•

In general, contracts containing GMIB provisions provide the option to receive a guaranteed future income stream upon annuitization. There is a waiting period of ten years from contract issue that must elapse before the GMIB provision can be exercised.

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•

Contracts containing GMWB provisions provide the contract owner the ability to withdraw minimum annual payments regardless of the impact of market performance on the contract owner’s account value. In general, withdrawal percentages are based on the contract owner’s age at the time of the first withdrawal.

The Company had the following variable annuity contracts containing guaranteed benefits at December 31:

	GMDB	GMIB	GMWB
2011
Net amount at risk (a)	$1,448,303	$15,078	$204,271
Average attained age of contract owners	71	64	72
Weighted average period remaining until expected annuitization	n/a	3.5 yrs	n/a

2010
Net amount at risk (a)	$1,210,744	$4,038	$112,188
Average attained age of contract owners	71	62	71
Weighted average period remaining until expected annuitization	n/a	4.4 yrs	n/a

(a)	Net amount at risk for GMDB is defined as the current GMDB in excess of the contract owners’ account balance at the Balance Sheet date. Net amount at risk for GMIB is defined as the present value of the minimum guaranteed annuity payments available to the contract owner in excess of the contract owners’ account balance at the Balance Sheet date. Net amount at risk for GMWB is defined as the difference between the maximum amount payable under the guarantee and the contract owners’ account balance at the Balance Sheet date.

The Company records liabilities for contracts containing GMDB and GMIB as a component of future policy benefits in the Balance Sheets and changes in the liabilities are included as a component of policy benefits in the Statements of Income. The GMDB and GMIB liabilities are determined by projecting future expected guaranteed benefits under multiple scenarios for returns on Separate Accounts assets. The Company uses estimates for mortality and policyholder behavior assumptions based on actual and projected experience for each contract type. These estimates are consistent with the estimates used in the calculation of DAC. The Company regularly evaluates the estimates used and adjusts the GMDB and/or GMIB liability balances with a related charge or credit to earnings (“unlocking”), if actual experience or evidence suggests that earlier assumptions should be revised.

The changes in the variable annuity GMDB and GMIB liabilities for the years ended December 31 were as follows:

	GMDB	GMIB
Balance, January 1, 2010	$145,533	$39,169
Guaranteed benefits incurred	37,790	17,659
Guaranteed benefits paid	(52,620)	—
Unlocking	(16,175)	(24,837)

Balance, December 31, 2010	114,528	31,991
Guaranteed benefits incurred	35,489	13,657
Guaranteed benefits paid	(42,571)	—
Unlocking	36,934	33,026

Balance, December 31, 2011	$144,380	$78,674

The increase in the GMDB and GMIB liabilities was driven by the long-term interest rate assumption change during the third quarter resulting in unfavorable unlocking as compared to 2010.

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At December 31, contract owners’ account balances by mutual fund class by guaranteed benefit provisions were comprised as follows:

	Equity	Bond	Balanced	Money Market	Total
2011
GMDB only	$1,442,519	$635,018	$514,187	$153,684	$2,745,408
GMDB and GMIB	994,502	267,283	390,801	37,043	1,689,629
GMDB and GMWB	372,978	68,399	196,968	2,147	640,492
GMWB only	146,893	26,437	74,768	1,643	249,741
GMIB only	81,900	15,646	49,084	2,905	149,535
No guaranteed benefit	15,421	3,498	12,893	691	32,503

Total	$3,054,213	$1,016,281	$1,238,701	$198,113	$5,507,308

2010
GMDB only	$1,757,007	$724,402	$576,505	$181,287	$3,239,201
GMDB and GMIB	1,204,742	319,345	443,743	42,179	2,010,009
GMDB and GMWB	427,924	78,407	218,359	3,003	727,693
GMWB only	170,037	30,298	84,320	1,937	286,592
GMIB only	96,905	15,238	54,026	3,131	169,300
No guaranteed benefit	16,552	3,829	16,903	2,057	39,341

Total	$3,673,167	$1,171,519	$1,393,856	$233,594	$6,472,136

Variable Life Contracts Containing Guaranteed Benefits

The Company has issued variable life contracts in which the Company contractually guarantees to the contract owner a GMDB. In general, contracts containing GMDB provisions provide a death benefit equal to the amount specified in the contract regardless of the level of the contract’s account value.

At December 31, contract owners’ account balances by mutual fund class for contracts containing GMDB provisions were distributed as follows:

	2011	2010
Balanced	$654,817	$730,732
Equity	468,542	560,785
Bond	202,761	218,621
Money Market	174,040	180,759

Total	$1,500,160	$1,690,897

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Note 6. Federal Income Taxes

The following is a reconciliation of the provision for income taxes based on income (loss) before federal income taxes, computed using the federal statutory rate versus the reported provision for income taxes for the years ended December 31.

	2011	2010	2009
Provisions for income taxes computed at Federal statutory rate (35%)	$1,292	$39,606	$(38,911)
Increase (decrease) in income taxes resulting from:
Dividend received deduction	(10,220)	(9,275)	(8,890)
Tax credits	(567)	(1,588)	(1,386)
Valuation allowance on deferred tax assets	(2,549)	(52,555)	145,504
Provision to return adjustment	(1,149)	(2,702)	(7,955)
Unrecognized tax benefits	(1,777)	676	3,623
Tax goodwill amortization	—	(198)	—
Other	9	1,334	(57)

Federal income tax provision	$(14,961)	$(24,702)	$91,928

Effective tax rate	N/M	N/M	N/M

The effective tax rate for 2011, 2010 and 2009, vary significantly from the United States Federal statutory rate primarily due to changes in the valuation allowance for deferred tax assets, dividend received deduction, unrecognized tax benefits and provision to the return adjustments and as a result of these adjustments, the effective tax rates are not meaningful.

The Company provides for deferred income taxes resulting from temporary differences that arise from recording certain transactions in different years for income tax reporting purposes than for financial reporting purposes.

Deferred tax assets and liabilities at December 31 were as follows:

	December 31,
	2011	2010
Deferred tax assets
DAC	$65,820	$85,512
Net operating and capital loss carryforward	183,935	105,802
Intangible assets	54,303	59,367
Tax credits	8,445	7,163
Other	3,103	3,031
Guaranty fund assessments	153	1,790

Total deferred tax assets	315,759	262,665
Valuation allowance	(90,402)	(92,950)

Net deferred tax assets	225,357	169,715

Deferred tax liabilities
VOBA	108,277	117,193
Policyholder account balance	62,618	21,332
Investment adjustments	62,341	26,723

Total deferred tax liabilities	233,236	165,248

Total net deferred tax asset (liability)	$(7,879)	$4,467

The valuation allowance for deferred tax assets at December 31, 2011 and 2010 was $90,402 and $92,950, respectively. The valuation allowance is related to a net operating loss carryforward and other deferred tax assets that, in the judgment of management, are not more likely than not to be realized. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that all or some of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets depends on generation of future taxable income during the periods in which those temporary differences are deductible. Management considers the scheduled reversal of deferred tax liabilities, projected taxable income, and tax-planning strategies in making the assessment.

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The Company has analyzed all material tax positions under the guidance of ASC 740, Income Taxes, related to the accounting for uncertainty in income tax, and determined there were tax benefits of $2,522 (gross $7,205) and $4,299 (gross $12,283), respectively, that should not be recognized at December 31, 2011 and 2010, respectively, which primarily relate to uncertainty regarding the sustainability of certain deductions taken on the 2010, 2009 and 2008 U.S. Federal income tax returns. To the extent these unrecognized tax benefits are ultimately recognized, they will not impact the effective tax rate in a future period. It is not anticipated that the total amounts of unrecognized tax benefits will significantly increase within twelve months of the reporting date.

The components of the change in the unrecognized tax benefits were as follows:

	December 31,
	2011	2010
Balance at beginning of period	$4,299	$3,623
Additions for tax positions of prior years	—	676
Reductions for tax positions of prior years	(1,777)	—

Balance at end of period	$2,522	$4,299

At December 31, 2011 and 2010, the Company had an operating loss carryforward for federal income tax purposes of $518,325 (net of the ASC 740 reduction of $7,205) and $290,009 (net of the ASC 740 reduction of $12,283), respectively, with a carryforward period of fifteen years that expire at various dates up to 2026. At December 31, 2011, the Company did not have a capital loss carryforward for federal income tax purposes. At December 31, 2010, the Company had a capital loss carryforward for federal income tax purposes of $3,597. At December 31, 2011 and 2010, the Company had a foreign tax credit carryforward of $5,956 and $4,645, respectively, with a carryforward period of ten years that will expire at various dates up to 2021. Also, the Company has an Alternative Minimum Tax tax credit carryforward for federal income tax purposes of $2,488 and $2,518, respectively, at December 31, 2011 and 2010, respectively, with an indefinite carryforward period.

The Company classifies interest and penalties related to income taxes as interest expense and penalty expense, respectively. The Company has incurred and recognized $5 in penalties in its financial statements at December 31, 2011. The Company did not incur or recognize any penalties in its financial statements at December 31, 2010. The Company recognized interest expense of $30 and ($119) at December 31, 2011 and 2010, respectively. The accrued interest expense related to federal income tax was released during 2010 based on the expectation that the net operating loss will offset any taxable income generated by the uncertain tax position for the Company in future tax periods.

The Company files a separate federal income tax return for the years 2008 through 2012. Beginning in 2013 and assuming no changes in ownership, the Company will join the affiliated consolidated tax group. A tax return has been filed for 2010, 2009 and 2008, but no examination by the Internal Revenue Service has commenced.

Note 7. Stockholder’s Equity and Statutory Accounting Principles

The Company’s statutory financial statements are presented on the basis of accounting practices prescribed or permitted by the Insurance Department of the State of Arkansas. The State of Arkansas has adopted the National Association of Insurance Commissioners’ (“NAIC”) statutory accounting principles as the basis of its statutory accounting principles.

The Company’s statutory net income (loss) for the years ended December 31, 2011, 2010 and 2009 was ($340,218), $181,242 and $225,287, respectively.

Statutory capital and surplus at December 31, 2011 and 2010 was $438,047 and $813,142, respectively. At December 31, 2011 and 2010, approximately $43,805 and $209,128, respectively, of stockholder’s equity was available for dividend distribution that would not require approval by the Arkansas Insurance Department, subject to the availability of unassigned surplus. During 2011 and 2010, the Company did not pay any dividends to AUSA or receive any capital contribution from AUSA.

The NAIC utilizes the Risk Based Capital (“RBC”) adequacy monitoring system. The RBC calculates the amount of adjusted capital that a life insurance company should hold based upon that company’s risk profile. At December 31, 2011 and 2010, based on the RBC formula, the Company’s total adjusted capital level was well above the minimum amount of capital required to avoid regulatory action.

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A financial exam of the Company, for the period January 1, 2005 through December 31, 2009, was completed on February 7, 2011. The Examination Report, as of December 31, 2009, was adopted by the Insurance Department of the State of Arkansas on May 13, 2011. There were no changes to the Company’s financial statements as a result of the exam.

Note 8. Reinsurance

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured life and to recover a portion of benefits paid by ceding mortality risk to other insurance enterprises or reinsurers under indemnity reinsurance agreements, primarily quota share coverage and coinsurance agreements. The maximum amount of mortality risk retained by the Company is approximately $1,000 on single and joint life policies. At December 31, 2010, the Company had recaptured the majority of its life reinsurance which had started in 2008.

Indemnity reinsurance agreements do not relieve the Company from its obligations to contract owners. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company regularly evaluates the financial condition of its reinsurers so as to minimize its exposure to significant losses from reinsurer insolvencies. At December 31, 2011 and 2010, net reinsurance receivables were $2,439 and $4,158, respectively. The Company has a reinsurance reserve on a portion of the recapture of the life reinsurance of $383 and $780 at December 31, 2011 and 2010, respectively.

Effective October 1, 2011, the Company recaptured an indemnity reinsurance agreement with an unaffiliated insurer whereby the Company coinsured, on a modified coinsurance basis, 50% of the unaffiliated insurer’s variable annuity contracts sold from January 1, 1997 to June 30, 2001.

At December 31, 2011, the Company had the following life insurance inforce:

	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
Life insurance inforce	$6,216,455	$1,222,740	$636	$4,994,351	0.01%

In addition, the Company seeks to limit its exposure to guaranteed benefit features contained in certain variable annuity contracts. Specifically, the Company reinsures certain GMIB and GMDB provisions to the extent reinsurance capacity is available in the marketplace. At December 31, 2011, 41% and 6% of the account value for variable annuity contracts containing GMIB and GMDB provisions, respectively, were reinsured. At December 31, 2010, 44% and 6% of the account value for variable annuity contracts containing GMIB and GMDB provisions, respectively, were reinsured.

Note 9. Related Party Transactions

At December 31, 2011, the Company had the following related party agreements in effect:

The Company is party to a common cost allocation service agreement between AUSA companies in which various affiliated companies may perform specified administrative functions in connection with the operation of the Company, in consideration of reimbursement of actual costs of services rendered. During 2011, 2010 and 2009, the Company incurred $8,417, $10,040 and $24,844, respectively, in expenses under this agreement. Charges attributable to this agreement are included in insurance expenses and taxes, net of amounts capitalized.

The Company is party to intercompany short-term note receivable arrangements with its parent and affiliates at various times during the year. On March 30, 2011, the Company entered into an intercompany short-term note receivable of $50,000 with an interest rate of 0.25% that was paid off in December 2011. On April 29, 2010, the Company entered into an intercompany short-term note receivable of $40,000 with an interest rate of 0.21% that was paid off in December 2010. On June 29, 2009, the Company entered into an intercompany short-term note receivable of $40,000 with an interest rate of 0.30% that was paid off in April 2010. During 2011, 2010 and 2009, the Company accrued and/or received $94, $134 and $108 of interest, respectively. Interest related to these arrangements is included in net investment income.

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AEGON USA Realty Advisors, LLC acts as the manager and administrator for the Company’s mortgage loans on real estate under an administrative and advisory agreement with the Company. Charges attributable to this agreement are included in net investment income. During 2011, 2010 and 2009, the Company incurred $130, $151 and $163, respectively, under this agreement. There were no mortgage loan origination fees during 2011, 2010 and 2009, respectively. Mortgage loan origination fees are amortized into net investment income over the life of the mortgage loans.

AEGON USA Investment Management, LLC acts as a discretionary investment manager under an investment management agreement with the Company. During 2011, 2010 and 2009, the Company incurred $2,212, $2,136 and $2,207, respectively, in expenses under this agreement. Charges attributable to this agreement are included in net investment income.

Transamerica Capital, Inc. provides underwriting and distribution services for the Company under an underwriting agreement. During 2011, 2010 and 2009, the Company incurred $37,642, $33,844 and $47,569, respectively, in expenses under this agreement. Charges attributable to this agreement are included in insurance expenses and taxes, net of amounts capitalized.

Transamerica Asset Management, Inc. acts as the investment advisor for certain related party funds in the Company’s Separate Accounts under multiple service agreements. During 2011 and 2010, the Company incurred $423 and $69, respectively, in expenses under this agreement. During 2009, the Company did not incur any expenses under these agreements. Charges attributed to these agreements are included in insurance expenses and taxes, net of amounts capitalized.

The Company has a participation agreement with Transamerica Series Trust to offer certain funds in the Company’s Separate Accounts. Transamerica Capital, Inc. acts as the distributor for said related party funds. The Company has entered into a distribution and shareholder services agreement for certain of the said funds. During 2011, 2010 and 2009, the Company received $1,852, $191 and $44, respectively, in revenue under this agreement. Revenue attributable to this agreement is included in policy charge revenue. The Company has a reinsurance agreement with Transamerica Life Insurance Company. During 2011, 2010 and 2009, the Company incurred $22, $50 and $268, respectively, in reinsurance premium ceded expense under this agreement and there were no reinsurance recoveries on death claims incurred.

The Company is party to the purchasing and selling of investments between various affiliated companies. The investments are purchased and sold at fair value and are included in fixed maturity AFS securities and mortgage loans on real estate in the Balance Sheets. During 2011, the Company sold $2,800 of mortgage loans on real estate to affiliated companies. During 2010, the Company sold $48,177 and $3,909 of fixed maturity AFS securities and mortgage loans on real estate, respectively, to affiliated companies. During 2009, the Company sold $78,525 and $2,961 of fixed maturity AFS securities and mortgage loans on real estate, respectively, to affiliated companies.

While management believes that the service agreements referenced above are calculated on a reasonable basis, they may not necessarily be indicative of the costs that would have been incurred with an unrelated third party. Affiliated agreements generally contain reciprocal indemnity provisions pertaining to each party’s representations and contractual obligations thereunder.

Note 10. Commitments and Contingencies

State insurance laws generally require that all life insurers who are licensed to transact business within a state become members of the state’s life insurance guaranty association. These associations have been established for the protection of contract owners from loss (within specified limits) as a result of the insolvency of an insurer. At the time an insolvency occurs, the guaranty association assesses the remaining members of the association an amount sufficient to satisfy the insolvent insurer’s contract owner obligations (within specified limits). The Company has utilized public information to estimate what future assessments it will incur as a result of insolvencies. At December 31, 2011 and 2010, the Company’s estimated liability for future guaranty fund assessments was $624 and $5,114, respectively. In addition, the Company has a receivable for future premium tax deductions of $3,778 and $3,971 at December 31, 2011 and 2010, respectively. If future insolvencies occur, the Company’s estimated liability may not be sufficient to fund these insolvencies and the estimated liability may need to be adjusted. The Company regularly monitors public information regarding insurer insolvencies and adjusts its estimated liability appropriately.

In the normal course of business, the Company is subject to various claims and assessments. Management believes the settlement of these matters would not have a material effect on the financial position, results of operations or cash flows of the Company.

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Note 11. Segment Information

In reporting to management, the Company’s operating results are categorized into two business segments: Annuity and Life Insurance. The Company’s Annuity segment consists of variable annuities and interest-sensitive annuities. The Company’s Life Insurance segment consists of variable life insurance products and interest-sensitive life insurance products. The accounting policies of the business segments are the same as those for the Company’s financial statements included herein. All revenue and expense transactions are recorded at the product level and accumulated at the business segment level for review by management. The following tables summarize each business segment’s contribution to select Statements of Income information for the years ended December 31:

	Annuity	Life Insurance	Total
2011
Net revenues (a)	$167,850	$76,457	$244,307
Amortization (accretion) of VOBA	(5,066)	17,218	12,152
Policy benefits (net of reinsurance recoveries)	148,579	32,713	181,292
Federal income tax expense (benefit)	(16,068)	1,107	(14,961)
Net income	5,252	13,407	18,659

2010
Net revenues (a)	$152,570	$76,183	$228,753
Amortization of VOBA	17,379	2,974	20,353
Policy benefits (net of reinsurance recoveries)	(628)	31,258	30,630
Federal income tax expense (benefit)	(24,973)	271	(24,702)
Net income	111,584	26,278	137,862

2009
Net revenues (a)	$101,449	$87,574	$189,023
Amortization and impairment of VOBA	137,232	18,289	155,521
Policy benefits (net of reinsurance recoveries)	22,043	29,061	51,104
Federal income tax expense	34,469	57,459	91,928
Net loss	(174,999)	(28,102)	(203,101)

(a)	Net revenues include total revenues net of interest credited to policyholder liabilities.

The following tables represent select Balance Sheet information at December 31:

	Total Assets	Total Policyholder Liabilities
2011
Annuity	$7,414,438	$649,926
Life Insurance	3,101,777	1,324,848

Total	$10,516,215	$1,974,774

2010
Annuity	$8,161,137	$567,834
Life Insurance	3,331,162	1,379,747

Total	$11,492,299	$1,947,581

37

FINANCIAL STATEMENTS

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Years Ended December 31, 2011 and 2010

Transamerica Advisors Life Insurance Company

Separate Account V A BNY

Financial Statements

Years Ended December 31, 2011 and 2010

Report of Independent Registered Public Accounting Firm

The Board of Directors of

Merrill Lynch Life Variable Annuity Separate Account D

Transamerica Advisors Life Insurance Company

We have audited the accompanying statements of assets and liabilities of the subaccounts of Merrill Lynch Life Variable Annuity Separate Account D (the Separate Account) (comprised of the Invesco Mid Cap Core Equity, Invesco Van Kampen Comstock, Invesco Van Kampen Value Opportunities, Invesco Van Kampen Mid Cap Growth, Invesco Van Kampen Equity and Income, Invesco Constellation, Invesco Charter, AllianceBernstein Growth and Income, AllianceBernstein Large Cap Growth, AllianceBernstein International Value, AllianceBernstein Small/Mid Cap Value, AllianceBernstein Value, Managers Cadence Capital Appreciation, Allianz NFJ Dividend Value, Allianz NFJ Small-Cap Value, Allianz NFJ Mid-Cap Value, American Century Equity Income, American Century Ultra, American Funds Bond Fund of America®, American Funds EuroPacific Growth Fund®, American Funds Growth Fund of America®, American Funds Income Fund of America®, American Funds Investment Company of America, BlackRock Basic Value, BlackRock Total Return, BlackRock High Yield Bond, BlackRock Capital Appreciation, BlackRock Global SmallCap, BlackRock International Index, BlackRock Small Cap Index, BlackRock U.S. Government Bond, BlackRock International, BlackRock Global Allocation, BlackRock Global Opportunities, BlackRock S&P 500 Index, BlackRock Low Duration Bond, BlackRock Large Cap Core, BlackRock Large Cap Growth, BlackRock Large Cap Value, BlackRock Value Opportunities, Cohen & Steers Realty Income, Columbia Acorn USA, Columbia Acorn International, Columbia Marsico Growth, Columbia Mid Cap Growth, Columbia Select Smaller-Cap Value, Davis New York Venture, Delaware Smid Cap Growth, Dreyfus Appreciation, Eaton Vance Floating-Rate, Eaton Vance Large-Cap Value, Federated Capital Appreciation, Federated Kaufmann, Fidelity® Advisor Equity Growth, Fidelity® Advisor Stock Selector Mid Cap, Fidelity® Advisor Overseas, Janus Forty, Janus Enterprise, JPMorgan Multi-Cap Market Neutral, JPMorgan Small Cap Growth, Lord Abbett Affiliated, Lord Abbett Bond-Debenture, Lord Abbett Mid-Cap Value, Ready Assets Prime Money, MFS® Growth, MFS® Research International, MFS® Mid Cap Growth, Oppenheimer Capital Appreciation, Oppenheimer Global, Oppenheimer Main Street, Oppenheimer Main Street Small Cap, Oppenheimer Quest Opportunity Value, PIMCO Commodity Real Return Strategy, PIMCO Low Duration, PIMCO Real Return, PIMCO Total Return, Pioneer Emerging Markets, Pioneer, Pioneer High Yield, Pioneer Real Estate Shares, Pioneer Growth Opportunities, The Putnam Fund for Growth and Income, Putnam International Equity, Putnam Voyager, Templeton Foreign, Templeton Growth, TA WMC Diversified Growth, TA Morgan Stanley Growth Opportunities, TA Systematic Small/Mid Cap Value, and TA AEGON Flexible Income subaccounts) as of December 31, 2011, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011 by correspondence with the mutual funds’ transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Merrill Lynch Life Variable Annuity Separate Account D at December 31, 2011, and the results of their operations and changes in their net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Des Moines, Iowa

April 23, 2012

1

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statement of Assets and Liabilities

December 31, 2011

	Invesco Mid Cap Core Equity Subaccount	Invesco Van Kampen Comstock Subaccount	Invesco Van Kampen Value Opportunities Subaccount	Invesco Van Kampen Mid Cap Growth Subaccount	Invesco Van Kampen Equity and Income Subaccount
Assets
Investment in securities:
Number of shares	155,252.491	7,134,464.323	27,952.475	111,869.766	636,436.271

Cost	$3,409,602	$112,122,334	$274,191	$2,349,274	$4,824,843

Investments in mutual funds, Level 1 prices quoted at net asset value	$3,263,407	$108,515,203	$255,206	$2,804,575	$5,295,150
Receivable for units sold	1	—	—	25	—

Total assets	3,263,408	108,515,203	255,206	2,804,600	5,295,150

Liabilities
Payable for units redeemed	—	6	—	—	—

	$3,263,408	$108,515,197	$255,206	$2,804,600	$5,295,150

Net Assets:
Deferred annuity contracts terminable by owners	$3,263,408	$108,515,197	$255,206	$2,804,600	$5,295,150

Total net assets	$3,263,408	$108,515,197	$255,206	$2,804,600	$5,295,150

Accumulation units outstanding:
M&E - 1.25% IRA Series	29,467	967,384	37,450	—	—

M&E - 1.30% IRA Annuity	—	1,612,271	—	260,948	319,474

M&E - 1.35% IRA Series	27,380	498,069	46,873	—	—

M&E - 1.45% IRA Series	62,982	2,371,225	69,182	—	—

M&E - 1.55% IRA Series	24,853	1,076,294	—	—	—

M&E - 1.60% IRA Series	1,870	171,508	—	—	—

M&E - 1.65% IRA Series	76,110	1,959,343	117,088	—	—

M&E - 1.70% IRA Series	2,448	78,668	1,430	—	—

M&E - 1.75% IRA Series	32,635	240,309	6,934	—	—

Accumulation unit value:
M&E - 1.25% IRA Series	$12.915928	$11.153303	$0.916241	$—	$—

M&E - 1.30% IRA Annuity	$—	$17.283463	$—	$10.747741	$16.574613

M&E - 1.35% IRA Series	$12.823013	$11.073004	$0.915693	$—	$—

M&E - 1.45% IRA Series	$12.730780	$10.993297	$0.915120	$—	$—

M&E - 1.55% IRA Series	$12.639228	$10.914194	$0.914580	$—	$—

M&E - 1.60% IRA Series	$12.593726	$10.874870	$0.914294	$—	$—

M&E - 1.65% IRA Series	$12.548389	$10.835670	$0.914023	$—	$—

M&E - 1.70% IRA Series	$12.503196	$10.796654	$0.913745	$—	$—

M&E - 1.75% IRA Series	$12.458200	$10.757769	$0.913469	$—	$—

See accompanying notes.

2

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statement of Assets and Liabilities

December 31, 2011

	Invesco Constellation Subaccount	Invesco Charter Subaccount	AllianceBernstein Growth and Income Subaccount	AllianceBernstein Large Cap Growth Subaccount	AllianceBernstein International Value Subaccount
Assets
Investment in securities:
Number of shares	29,749.648	800,697.487	831,559.639	98,741.241	183,987.729

Cost	$653,304	$12,930,639	$2,678,070	$2,113,923	$2,197,113

Investments in mutual funds, Level 1 prices quoted at net asset value	$635,452	$12,851,195	$2,860,565	$2,411,261	$1,913,472
Receivable for units sold	—	—	—	12,837	1

Total assets	635,452	12,851,195	2,860,565	2,424,098	1,913,473

Liabilities
Payable for units redeemed	—	1	—	—	—

	$635,452	$12,851,194	$2,860,565	$2,424,098	$1,913,473

Net Assets:
Deferred annuity contracts terminable by owners	$635,452	$12,851,194	$2,860,565	$2,424,098	$1,913,473

Total net assets	$635,452	$12,851,194	$2,860,565	$2,424,098	$1,913,473

Accumulation units outstanding:
M&E - 1.25% IRA Series	—	—	—	—	26,671

M&E - 1.30% IRA Annuity	54,042	1,137,191	184,316	152,817	—

M&E - 1.35% IRA Series	—	—	—	—	29,710

M&E - 1.45% IRA Series	—	—	—	—	74,690

M&E - 1.55% IRA Series	—	—	—	—	83,006

M&E - 1.60% IRA Series	—	—	—	—	47,981

M&E - 1.65% IRA Series	—	—	—	—	106,014

M&E - 1.70% IRA Series	—	—	—	—	8,116

M&E - 1.75% IRA Series	—	—	—	—	3,792

Accumulation unit value:
M&E - 1.25% IRA Series	$—	$—	$—	$—	$5.104735

M&E - 1.30% IRA Annuity	$11.758408	$11.300818	$15.519858	$15.862706	$—

M&E - 1.35% IRA Series	$—	$—	$—	$—	$5.080217

M&E - 1.45% IRA Series	$—	$—	$—	$—	$5.055813

M&E - 1.55% IRA Series	$—	$—	$—	$—	$5.031529

M&E - 1.60% IRA Series	$—	$—	$—	$—	$5.019453

M&E - 1.65% IRA Series	$—	$—	$—	$—	$5.007386

M&E - 1.70% IRA Series	$—	$—	$—	$—	$4.995353

M&E - 1.75% IRA Series	$—	$—	$—	$—	$4.983358

See accompanying notes.

3

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statement of Assets and Liabilities

December 31, 2011

	AllianceBernstein Small/Mid Cap Value Subaccount	AllianceBernstein Value Subaccount	Managers Cadence Capital Appreciation Subaccount	Allianz NFJ Dividend Value Subaccount	Allianz NFJ Small-Cap Value Subaccount
Assets
Investment in securities:
Number of shares	308,458.150	82,370.321	3,385.315	410,035.414	427,967.672

Cost	$5,212,070	$693,716	$46,684	$4,135,517	$8,470,667

Investments in mutual funds, Level 1 prices quoted at net asset value	$4,697,818	$709,208	$54,267	$4,662,103	$11,906,061
Receivable for units sold	—	2	—	—	—

Total assets	4,697,818	709,210	54,267	4,662,103	11,906,061

Liabilities
Payable for units redeemed	2	—	—	1	—

	$4,697,816	$709,210	$54,267	$4,662,102	$11,906,061

Net Assets:
Deferred annuity contracts terminable by owners	$4,697,816	$709,210	$54,267	$4,662,102	$11,906,061

Total net assets	$4,697,816	$709,210	$54,267	$4,662,102	$11,906,061

Accumulation units outstanding:
M&E - 1.25% IRA Series	23,850	9,491	767	48,459	27,898

M&E - 1.30% IRA Annuity	—	—	—	—	366,811

M&E - 1.35% IRA Series	12,276	18,426	—	61,595	4,676

M&E - 1.45% IRA Series	108,401	44,232	—	172,376	59,289

M&E - 1.55% IRA Series	22,736	2,215	5,543	147,434	4,455

M&E - 1.60% IRA Series	5,755	—	—	12,848	15,933

M&E - 1.65% IRA Series	159,840	5,328	—	60,680	56,953

M&E - 1.70% IRA Series	4,695	—	—	42,848	1,273

M&E - 1.75% IRA Series	11,624	—	—	28,982	801

Accumulation unit value:
M&E - 1.25% IRA Series	$13.744525	$9.008636	$8.732070	$8.205271	$16.524176

M&E - 1.30% IRA Annuity	$—	$—	$—	$—	$24.880642

M&E - 1.35% IRA Series	$13.645672	$8.943819	$8.681453	$8.165865	$16.405320

M&E - 1.45% IRA Series	$13.547551	$8.879481	$8.631159	$8.126669	$16.287338

M&E - 1.55% IRA Series	$13.450151	$8.815600	$8.581154	$8.087681	$16.170246

M&E - 1.60% IRA Series	$13.401730	$8.783860	$8.556273	$8.068271	$16.112039

M&E - 1.65% IRA Series	$13.353492	$8.752222	$8.531472	$8.048889	$16.054041

M&E - 1.70% IRA Series	$13.305437	$8.720713	$8.506742	$8.029561	$15.996254

M&E - 1.75% IRA Series	$13.257563	$8.689316	$8.482087	$8.010302	$15.938690

See accompanying notes.

4

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statement of Assets and Liabilities

December 31, 2011

	Allianz NFJ Mid-Cap Value Subaccount	American Century Equity Income Subaccount	American Century Ultra Subaccount	American Funds Bond Fund of America® Subaccount	American Funds EuroPacific Growth Fund® Subaccount
Assets
Investment in securities:
Number of shares	237,395.403	864,082.071	2,557.174	2,388,027.586	223,122.335

Cost	$3,691,519	$5,956,662	$62,720	$27,859,674	$8,176,217

Investments in mutual funds, Level 1 prices quoted at net asset value	$3,812,570	$6,281,877	$56,923	$29,969,746	$7,804,819
Receivable for units sold	1	1	2	—	—

Total assets	3,812,571	6,281,878	56,925	29,969,746	7,804,819

Liabilities
Payable for units redeemed	—	—	—	255	—

	$3,812,571	$6,281,878	$56,925	$29,969,491	$7,804,819

Net Assets:
Deferred annuity contracts terminable by owners	$3,812,571	$6,281,878	$56,925	$29,969,491	$7,804,819

Total net assets	$3,812,571	$6,281,878	$56,925	$29,969,491	$7,804,819

Accumulation units outstanding:
M&E - 1.25% IRA Series	34	4,135	—	117,709	132,225

M&E - 1.30% IRA Annuity	177,189	362,498	—	1,563,373	—

M&E - 1.35% IRA Series	—	—	—	1,413	3,404

M&E - 1.45% IRA Series	2,682	1,330	4,936	201,616	186,338

M&E - 1.55% IRA Series	—	—	—	3,293	13,356

M&E - 1.60% IRA Series	—	—	—	22,433	14,795

M&E - 1.65% IRA Series	820	4,029	296	270,677	207,177

M&E - 1.70% IRA Series	—	—	—	—	—

M&E - 1.75% IRA Series	—	—	—	8,781	381

Accumulation unit value:
M&E - 1.25% IRA Series	$11.247293	$12.576867	$11.046003	$12.012704	$14.231735

M&E - 1.30% IRA Annuity	$21.296506	$17.004673	$—	$14.449012	$—

M&E - 1.35% IRA Series	$11.166382	$12.486366	$10.966524	$11.926255	$14.129296

M&E - 1.45% IRA Series	$11.086073	$12.396523	$10.887649	$11.840442	$14.027633

M&E - 1.55% IRA Series	$11.006388	$12.307384	$10.809360	$11.755263	$13.926717

M&E - 1.60% IRA Series	$10.966757	$12.263051	$10.770436	$11.712918	$13.876546

M&E - 1.65% IRA Series	$10.927282	$12.218891	$10.731670	$11.670725	$13.826537

M&E - 1.70% IRA Series	$10.887938	$12.174879	$10.693023	$11.628695	$13.776752

M&E - 1.75% IRA Series	$10.848766	$12.131057	$10.654529	$11.586819	$13.727143

See accompanying notes.

5

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statement of Assets and Liabilities

December 31, 2011

	American Funds Growth Fund of America® Subaccount	American Funds Income Fund of America® Subaccount	American Funds Investment Company of America® Subaccount	BlackRock Basic Value Subaccount	BlackRock Total Return Subaccount
Assets
Investment in securities:
Number of shares	2,699,417.021	2,275,758.527	1,839,268.949	1,317,095.174	816,891.964

Cost	$76,522,383	$39,332,060	$54,197,713	$33,355,492	$8,453,242

Investments in mutual funds, Level 1 prices quoted at net asset value	$77,459,645	$38,128,356	$49,811,061	$31,860,532	$9,132,852
Receivable for units sold	4	—	—	1	93

Total assets	77,459,649	38,128,356	49,811,061	31,860,533	9,132,945

Liabilities
Payable for units redeemed	—	5	4	—	—

	$77,459,649	$38,128,351	$49,811,057	$31,860,533	$9,132,945

Net Assets:
Deferred annuity contracts terminable by owners	$77,459,649	$38,128,351	$49,811,057	$31,860,533	$9,132,945

Total net assets	$77,459,649	$38,128,351	$49,811,057	$31,860,533	$9,132,945

Accumulation units outstanding:
M&E - 1.25% IRA Series	299,605	172,258	162,831	56,441	76,410

M&E - 1.30% IRA Annuity	3,574,190	1,672,538	2,669,965	1,702,120	368,028

M&E - 1.35% IRA Series	7,763	2,782	1,135	27,586	3,343

M&E - 1.45% IRA Series	461,570	188,162	258,475	90,417	123,797

M&E - 1.55% IRA Series	21,874	9,392	3,923	35,188	50,949

M&E - 1.60% IRA Series	40,299	12,287	16,364	5,661	19,940

M&E - 1.65% IRA Series	468,524	184,545	251,863	111,156	77,033

M&E - 1.70% IRA Series	—	1,178	—	—	2,345

M&E - 1.75% IRA Series	10,162	498	2,048	6,086	23,011

Accumulation unit value:
M&E - 1.25% IRA Series	$12.340401	$13.240185	$11.630379	$11.455154	$11.955744

M&E - 1.30% IRA Annuity	$17.225145	$18.343310	$15.671399	$16.519042	$12.784622

M&E - 1.35% IRA Series	$12.251551	$13.144876	$11.546643	$11.372719	$11.869700

M&E - 1.45% IRA Series	$12.163363	$13.050268	$11.463548	$11.290893	$11.784296

M&E - 1.55% IRA Series	$12.075809	$12.956400	$11.381063	$11.209686	$11.699530

M&E - 1.60% IRA Series	$12.032303	$12.909702	$11.340025	$11.169325	$11.657366

M&E - 1.65% IRA Series	$11.988950	$12.863194	$11.299142	$11.129096	$11.615388

M&E - 1.70% IRA Series	$11.945757	$12.816871	$11.258455	$11.089012	$11.573540

M&E - 1.75% IRA Series	$11.902706	$12.770717	$11.217912	$11.049089	$11.531863

See accompanying notes.

6

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statement of Assets and Liabilities

December 31, 2011

	BlackRock High Yield Bond Subaccount	BlackRock Capital Appreciation Subaccount	BlackRock Global SmallCap Subaccount	BlackRock International Index Subaccount	BlackRock Small Cap Index Subaccount
Assets
Investment in securities:
Number of shares	1,818,532.220	5,907,975.845	47,526.359	37,260.204	10,204.921

Cost	$13,429,736	$116,919,890	$1,168,303	$542,593	$133,719

Investments in mutual funds, Level 1 prices quoted at net asset value	$13,438,953	$123,417,615	$961,934	$356,580	$117,459
Receivable for units sold	416	—	—	—	—

Total assets	13,439,369	123,417,615	961,934	356,580	117,459

Liabilities
Payable for units redeemed	—	4	1	—	—

	$13,439,369	$123,417,611	$961,933	$356,580	$117,459

Net Assets:
Deferred annuity contracts terminable by owners	$13,439,369	$123,417,611	$961,933	$356,580	$117,459

Total net assets	$13,439,369	$123,417,611	$961,933	$356,580	$117,459

Accumulation units outstanding:
M&E - 1.25% IRA Series	160,537	907,333	27,090	6,409	3,900

M&E - 1.30% IRA Annuity	—	2,549,878	—	—	—

M&E - 1.35% IRA Series	110,681	474,071	—	—	—

M&E - 1.45% IRA Series	354,326	2,355,652	13,718	9,817	3,952

M&E - 1.55% IRA Series	246,639	1,010,364	—	—	—

M&E - 1.60% IRA Series	24,855	190,911	4,074	1,179	—

M&E - 1.65% IRA Series	338,042	1,978,758	23,474	14,781	1,735

M&E - 1.70% IRA Series	15,402	80,183	—	—	—

M&E - 1.75% IRA Series	70,272	240,059	—	—	—

Accumulation unit value:
M&E - 1.25% IRA Series	$10.183507	$12.093227	$14.274161	$11.285778	$12.388701

M&E - 1.30% IRA Annuity	$—	$14.698271	$—	$—	$—

M&E - 1.35% IRA Series	$10.180420	$12.006226	$14.171496	$11.204576	$12.299589

M&E - 1.45% IRA Series	$10.177338	$11.919872	$14.069611	$11.123983	$12.211117

M&E - 1.55% IRA Series	$10.174259	$11.834147	$13.968452	$11.043992	$12.123329

M&E - 1.60% IRA Series	$10.172725	$11.791532	$13.918180	$11.004226	$12.079674

M&E - 1.65% IRA Series	$10.171190	$11.749069	$13.868067	$10.964609	$12.036174

M&E - 1.70% IRA Series	$10.169653	$11.706776	$13.818168	$10.925134	$11.992865

M&E - 1.75% IRA Series	$10.168119	$11.664630	$13.768438	$10.885803	$11.949684

See accompanying notes.

7

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statement of Assets and Liabilities

December 31, 2011

	BlackRock U.S. Government Bond Subaccount	BlackRock International Subaccount	BlackRock Global Allocation Subaccount	BlackRock Global Opportunities Subaccount	BlackRock S&P 500 Index Subaccount
Assets
Investment in securities:
Number of shares	2,605,080.064	129,161.827	9,490,899.368	201,304.942	871,437.709

Cost	$27,855,762	$1,557,400	$169,549,389	$1,966,127	$12,047,214

Investments in mutual funds, Level 1 prices quoted at net asset value	$28,108,813	$1,437,571	$172,354,733	$2,007,010	$13,367,854
Receivable for units sold	—	—	8	1	1

Total assets	28,108,813	1,437,571	172,354,741	2,007,011	13,367,855

Liabilities
Payable for units redeemed	134	—	—	—	—

	$28,108,679	$1,437,571	$172,354,741	$2,007,011	$13,367,855

Net Assets:
Deferred annuity contracts terminable by owners	$28,108,679	$1,437,571	$172,354,741	$2,007,011	$13,367,855

Total net assets	$28,108,679	$1,437,571	$172,354,741	$2,007,011	$13,367,855

Accumulation units outstanding:
M&E - 1.25% IRA Series	24,194	34,671	751,362	11,138	50,487

M&E - 1.30% IRA Annuity	2,485,288	—	3,150,518	—	535,426

M&E - 1.35% IRA Series	24,745	10,876	873,276	16,150	21,717

M&E - 1.45% IRA Series	53,158	28,987	1,537,599	19,153	152,067

M&E - 1.55% IRA Series	33,246	20,552	1,195,155	95,075	69,330

M&E - 1.60% IRA Series	13,867	—	291,014	266	17,888

M&E - 1.65% IRA Series	87,814	50,521	1,386,543	26,080	137,054

M&E - 1.70% IRA Series	6,135	5,109	121,889	739	1,894

M&E - 1.75% IRA Series	1,894	5,826	465,605	28,510	7,300

Accumulation unit value:
M&E - 1.25% IRA Series	$10.298218	$9.191819	$15.264236	$10.191331	$11.528071

M&E - 1.30% IRA Annuity	$10.295867	$—	$23.207504	$—	$15.294238

M&E - 1.35% IRA Series	$10.293531	$9.188334	$15.154437	$10.188235	$11.445066

M&E - 1.45% IRA Series	$10.288869	$9.184845	$15.045433	$10.185151	$11.362698

M&E - 1.55% IRA Series	$10.284201	$9.181372	$14.937266	$10.182069	$11.280942

M&E - 1.60% IRA Series	$10.281866	$9.179637	$14.883471	$10.180525	$11.240308

M&E - 1.65% IRA Series	$10.279546	$9.177896	$14.829890	$10.178990	$11.199796

M&E - 1.70% IRA Series	$10.277218	$9.176158	$14.776512	$10.177450	$11.159463

M&E - 1.75% IRA Series	$10.274898	$9.174425	$14.723313	$10.175911	$11.119275

See accompanying notes.

8

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statement of Assets and Liabilities

December 31, 2011

	BlackRock Low Duration Bond Subaccount	BlackRock Large Cap Core Subaccount	BlackRock Large Cap Growth Subaccount	BlackRock Large Cap Value Subaccount	BlackRock Value Opportunities Subaccount
Assets
Investment in securities:
Number of shares	19,244.294	560,044.410	501,376.612	334,155.661	532,004.801

Cost	$186,766	$5,643,442	$5,052,048	$4,648,517	$10,262,501

Investments in mutual funds, Level 1 prices quoted at net asset value	$184,553	$6,065,281	$5,159,165	$4,704,912	$9,874,009
Receivable for units sold	—	—	—	1	—

Total assets	184,553	6,065,281	5,159,165	4,704,913	9,874,009

Liabilities
Payable for units redeemed	—	3	7	—	—

	$184,553	$6,065,278	$5,159,158	$4,704,913	$9,874,009

Net Assets:
Deferred annuity contracts terminable by owners	$184,553	$6,065,278	$5,159,158	$4,704,913	$9,874,009

Total net assets	$184,553	$6,065,278	$5,159,158	$4,704,913	$9,874,009

Accumulation units outstanding:
M&E - 1.25% IRA Series	6,197	65,277	59,633	61,242	43,834

M&E - 1.30% IRA Annuity	—	—	—	—	446,935

M&E - 1.35% IRA Series	—	24,606	25,918	25,942	13,705

M&E - 1.45% IRA Series	4,318	186,617	152,827	119,905	38,941

M&E - 1.55% IRA Series	—	32,793	65,548	37,986	13,093

M&E - 1.60% IRA Series	1,028	26,845	35,963	24,667	2,552

M&E - 1.65% IRA Series	7,058	173,105	81,036	119,677	18,016

M&E - 1.70% IRA Series	—	10,695	2,558	8,345	—

M&E - 1.75% IRA Series	—	20,230	8,868	34,305	22,022

Accumulation unit value:
M&E - 1.25% IRA Series	$9.930936	$11.444758	$12.139939	$11.100453	$11.471006

M&E - 1.30% IRA Annuity	$—	$—	$—	$—	$18.246217

M&E - 1.35% IRA Series	$9.926421	$11.362454	$12.052638	$11.020605	$11.388455

M&E - 1.45% IRA Series	$9.921913	$11.280751	$11.965972	$10.941366	$11.306521

M&E - 1.55% IRA Series	$9.917415	$11.199667	$11.879935	$10.862707	$11.225220

M&E - 1.60% IRA Series	$9.915165	$11.159355	$11.837169	$10.823615	$11.184779

M&E - 1.65% IRA Series	$9.912922	$11.119175	$11.794559	$10.784660	$11.144502

M&E - 1.70% IRA Series	$9.910678	$11.079153	$11.752122	$10.745846	$11.104372

M&E - 1.75% IRA Series	$9.908441	$11.039309	$11.709819	$10.707171	$11.064401

See accompanying notes.

9

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statement of Assets and Liabilities

December 31, 2011

	Cohen & Steers Realty Income Subaccount	Columbia Acorn USA Subaccount	Columbia Acorn International Subaccount	Columbia Marsico Growth Subaccount	Columbia Mid Cap Growth Subaccount
Assets
Investment in securities:
Number of shares	61,777.376	530,689.170	875,030.392	314,658.805	12,098.484

Cost	$654,696	$11,527,763	$35,434,062	$5,645,281	$334,954

Investments in mutual funds, Level 1 prices quoted at net asset value	$723,413	$13,766,077	$29,882,288	$6,286,883	$289,880
Receivable for units sold	2	—	1	—	—

Total assets	723,415	13,766,077	29,882,289	6,286,883	289,880

Liabilities
Payable for units redeemed	—	2	—	2	1

	$723,415	$13,766,075	$29,882,289	$6,286,881	$289,879

Net Assets:
Deferred annuity contracts terminable by owners	$723,415	$13,766,075	$29,882,289	$6,286,881	$289,879

Total net assets	$723,415	$13,766,075	$29,882,289	$6,286,881	$289,879

Accumulation units outstanding:
M&E - 1.25% IRA Series	17,118	138,832	436,128	96,772	1,193

M&E - 1.30% IRA Annuity	—	—	—	—	—

M&E - 1.35% IRA Series	—	115,372	203,119	36,802	—

M&E - 1.45% IRA Series	12,333	332,797	1,116,488	193,416	386

M&E - 1.55% IRA Series	—	123,141	420,862	77,717	27,277

M&E - 1.60% IRA Series	138	44,532	78,643	23,691	—

M&E - 1.65% IRA Series	25,336	273,105	890,773	179,252	4,013

M&E - 1.70% IRA Series	—	16,076	35,878	28,870	—

M&E - 1.75% IRA Series	—	31,483	130,786	20,409	656

Accumulation unit value:
M&E - 1.25% IRA Series	$13.390861	$13.028968	$9.130478	$9.713769	$8.665502

M&E - 1.30% IRA Annuity	$—	$—	$—	$—	$—

M&E - 1.35% IRA Series	$13.294526	$12.935178	$9.086627	$9.657468	$8.659255

M&E - 1.45% IRA Series	$13.198908	$12.842092	$9.043010	$9.601507	$8.653030

M&E - 1.55% IRA Series	$13.103981	$12.749670	$8.999619	$9.545900	$8.646802

M&E - 1.60% IRA Series	$13.056788	$12.703726	$8.978006	$9.518211	$8.643696

M&E - 1.65% IRA Series	$13.009782	$12.657964	$8.956464	$9.490617	$8.640591

M&E - 1.70% IRA Series	$12.962959	$12.612352	$8.934968	$9.463109	$8.637484

M&E - 1.75% IRA Series	$12.916280	$12.566946	$8.913516	$9.435682	$8.634387

See accompanying notes.

10

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statement of Assets and Liabilities

December 31, 2011

	Columbia Select Smaller-Cap Value Subaccount	Davis New York Venture Subaccount	Delaware Smid Cap Growth Subaccount	Dreyfus Appreciation Subaccount	Eaton Vance Floating-Rate Subaccount
Assets
Investment in securities:
Number of shares	568,970.003	1,444,115.527	289,358.700	954,788.421	297,761.119

Cost	$8,796,873	$45,147,606	$6,007,894	$34,548,208	$2,768,664

Investments in mutual funds, Level 1 prices quoted at net asset value	$7,789,199	$46,933,755	$6,406,401	$38,697,575	$2,709,626
Receivable for units sold	15	—	2	2	15

Total assets	7,789,214	46,933,755	6,406,403	38,697,577	2,709,641

Liabilities
Payable for units redeemed	—	8	—	—	—

	$7,789,214	$46,933,747	$6,406,403	$38,697,577	$2,709,641

Net Assets:
Deferred annuity contracts terminable by owners	$7,789,214	$46,933,747	$6,406,403	$38,697,577	$2,709,641

Total net assets	$7,789,214	$46,933,747	$6,406,403	$38,697,577	$2,709,641

Accumulation units outstanding:
M&E - 1.25% IRA Series	—	225,252	27,214	335,954	35,049

M&E - 1.30% IRA Annuity	388,895	1,983,344	393,844	—	—

M&E - 1.35% IRA Series	—	60,139	8,529	199,054	29,078

M&E - 1.45% IRA Series	—	496,773	57,434	944,503	51,016

M&E - 1.55% IRA Series	—	127,542	9,844	454,894	44,621

M&E - 1.60% IRA Series	—	54,482	4,399	79,019	4,560

M&E - 1.65% IRA Series	—	373,530	28,910	890,389	39,876

M&E - 1.70% IRA Series	—	19,453	—	48,624	11,658

M&E - 1.75% IRA Series	—	26,357	982	121,339	17,429

Accumulation unit value:
M&E - 1.25% IRA Series	$—	$11.245576	$12.074609	$12.831179	$11.824742

M&E - 1.30% IRA Annuity	$20.029100	$15.954501	$12.067296	$—	$—

M&E - 1.35% IRA Series	$—	$11.164635	$12.059990	$12.738889	$11.739631

M&E - 1.45% IRA Series	$—	$11.084314	$12.045387	$12.647273	$11.655158

M&E - 1.55% IRA Series	$—	$11.004572	$12.030836	$12.556325	$11.571322

M&E - 1.60% IRA Series	$—	$10.964946	$12.023575	$12.511103	$11.529631

M&E - 1.65% IRA Series	$—	$10.925441	$12.016305	$12.466065	$11.488090

M&E - 1.70% IRA Series	$—	$10.886090	$12.009066	$12.421186	$11.446738

M&E - 1.75% IRA Series	$—	$10.846903	$12.001819	$12.376460	$11.405510

See accompanying notes.

11

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statement of Assets and Liabilities

December 31, 2011

	Eaton Vance Large-Cap Value Subaccount	Federated Capital Appreciation Subaccount	Federated Kaufmann Subaccount	Fidelity® Advisor Equity Growth Subaccount	Fidelity® Advisor Stock Selector Mid Cap Subaccount
Assets
Investment in securities:
Number of shares	3,703,738.972	46,502.471	931,567.950	45,527.089	76,141.450

Cost	$67,102,581	$845,579	$4,009,761	$2,130,290	$1,818,896

Investments in mutual funds, Level 1 prices quoted at net asset value	$63,445,049	$832,859	$4,331,791	$2,451,179	$1,439,835
Receivable for units sold	—	1	—	—	2

Total assets	63,445,049	832,860	4,331,791	2,451,179	1,439,837

Liabilities
Payable for units redeemed	3	—	2	1	—

	$63,445,046	$832,860	$4,331,789	$2,451,178	$1,439,837

Net Assets:
Deferred annuity contracts terminable by owners	$63,445,046	$832,860	$4,331,789	$2,451,178	$1,439,837

Total net assets	$63,445,046	$832,860	$4,331,789	$2,451,178	$1,439,837

Accumulation units outstanding:
M&E - 1.25% IRA Series	928,751	1,538	51,223	794	—

M&E - 1.30% IRA Annuity	—	—	—	160,606	80,863

M&E - 1.35% IRA Series	585,254	23,309	23,045	—	—

M&E - 1.45% IRA Series	2,357,564	20,553	152,260	1,789	—

M&E - 1.55% IRA Series	1,275,286	6,559	42,478	—	—

M&E - 1.60% IRA Series	198,664	3,432	7,847	—	—

M&E - 1.65% IRA Series	2,025,354	14,784	70,041	2,166	—

M&E - 1.70% IRA Series	91,644	—	2,151	—	—

M&E - 1.75% IRA Series	280,444	4,937	6,705	—	—

Accumulation unit value:
M&E - 1.25% IRA Series	$8.294833	$11.281285	$12.376735	$11.760763	$—

M&E - 1.30% IRA Annuity	$—	$—	$—	$14.920661	$17.805896

M&E - 1.35% IRA Series	$8.255001	$11.200117	$12.287672	$11.676139	$—

M&E - 1.45% IRA Series	$8.215378	$11.119556	$12.199267	$11.592140	$—

M&E - 1.55% IRA Series	$8.175948	$11.039569	$12.111537	$11.508778	$—

M&E - 1.60% IRA Series	$8.156325	$10.999816	$12.067918	$11.467329	$—

M&E - 1.65% IRA Series	$8.136732	$10.960211	$12.024447	$11.426015	$—

M&E - 1.70% IRA Series	$8.117209	$10.920769	$11.981164	$11.384883	$—

M&E - 1.75% IRA Series	$8.097725	$10.881432	$11.938031	$11.343896	$—

See accompanying notes.

12

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statement of Assets and Liabilities

December 31, 2011

	Fidelity® Advisor Overseas Subaccount	Janus Forty Subaccount	Janus Enterprise Subaccount	JPMorgan Multi- Cap Market Neutral Subaccount	JPMorgan Small Cap Growth Subaccount
Assets
Investment in securities:
Number of shares	143,577.133	237,830.958	35,877.117	61,511.499	109,268.023

Cost	$2,202,331	$7,327,414	$1,906,183	$603,219	$1,097,353

Investments in mutual funds, Level 1 prices quoted at net asset value	$2,113,455	$7,417,948	$2,072,262	$586,820	$1,152,778
Receivable for units sold	—	—	—	—	1

Total assets	2,113,455	7,417,948	2,072,262	586,820	1,152,779

Liabilities
Payable for units redeemed	—	9	—	2	—

	$2,113,455	$7,417,939	$2,072,262	$586,818	$1,152,779

Net Assets:
Deferred annuity contracts terminable by owners	$2,113,455	$7,417,939	$2,072,262	$586,818	$1,152,779

Total net assets	$2,113,455	$7,417,939	$2,072,262	$586,818	$1,152,779

Accumulation units outstanding:
M&E - 1.25% IRA Series	—	79,429	5,677	5,623	15,138

M&E - 1.30% IRA Annuity	132,439	—	—	—	—

M&E - 1.35% IRA Series	—	127,151	14,830	4,040	11,694

M&E - 1.45% IRA Series	—	146,276	47,925	16,249	22,284

M&E - 1.55% IRA Series	—	170,766	13,936	14,089	2,997

M&E - 1.60% IRA Series	—	27,844	6,550	1,142	3,014

M&E - 1.65% IRA Series	—	132,777	28,435	23,548	31,706

M&E - 1.70% IRA Series	—	16,839	3,757	301	4,147

M&E - 1.75% IRA Series	—	43,860	15,385	519	19,324

Accumulation unit value:
M&E - 1.25% IRA Series	$—	$10.077548	$15.287513	$9.102276	$10.596522

M&E - 1.30% IRA Annuity	$15.957999	$—	$—	$—	$—

M&E - 1.35% IRA Series	$—	$10.029155	$15.249801	$9.049542	$10.545644

M&E - 1.45% IRA Series	$—	$9.981018	$15.212204	$8.997116	$10.495017

M&E - 1.55% IRA Series	$—	$9.933121	$15.174757	$8.945032	$10.444653

M&E - 1.60% IRA Series	$—	$9.909276	$15.156076	$8.919106	$10.419570

M&E - 1.65% IRA Series	$—	$9.885492	$15.137414	$8.893259	$10.394538

M&E - 1.70% IRA Series	$—	$9.861765	$15.118781	$8.867483	$10.369591

M&E - 1.75% IRA Series	$—	$9.838103	$15.100197	$8.841807	$10.344711

See accompanying notes.

13

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statement of Assets and Liabilities

December 31, 2011

	Lord Abbett Affiliated Subaccount	Lord Abbett Bond-Debenture Subaccount	Lord Abbett Mid-Cap Value Subaccount	Ready Assets Prime Money Subaccount	MFS® Growth Subaccount
Assets
Investment in securities:
Number of shares	171,900.012	2,485,288.065	1,218,578.089	16,606,702.820	36,423.917

Cost	$1,836,308	$18,116,500	$20,004,983	$16,606,704	$1,445,884

Investments in mutual funds, Level 1 prices quoted at net asset value	$1,811,826	$18,962,748	$19,216,977	$16,606,703	$1,516,692
Receivable for units sold	2	536	6	6	—

Total assets	1,811,828	18,963,284	19,216,983	16,606,709	1,516,692

Liabilities
Payable for units redeemed	—	—	—	—	—

	$1,811,828	$18,963,284	$19,216,983	$16,606,709	$1,516,692

Net Assets:
Deferred annuity contracts terminable by owners	$1,811,828	$18,963,284	$19,216,983	$16,606,709	$1,516,692

Total net assets	$1,811,828	$18,963,284	$19,216,983	$16,606,709	$1,516,692

Accumulation units outstanding:
M&E - 1.25% IRA Series	32,089	51,056	65,045	88,090	—

M&E - 1.30% IRA Annuity	—	675,495	816,285	1,100,406	145,249

M&E - 1.35% IRA Series	24,479	30,855	21,391	24,132	—

M&E - 1.45% IRA Series	57,534	161,759	169,996	90,218	—

M&E - 1.55% IRA Series	8,743	79,606	24,130	78,153	—

M&E - 1.60% IRA Series	1,618	10,106	17,817	41,105	—

M&E - 1.65% IRA Series	58,114	108,041	134,947	159,608	—

M&E - 1.70% IRA Series	—	9,863	10,281	3,124	—

M&E - 1.75% IRA Series	—	14,025	17,897	9,366	—

Accumulation unit value:
M&E - 1.25% IRA Series	$10.082810	$14.194428	$11.685479	$10.588220	$—

M&E - 1.30% IRA Annuity	$—	$18.471658	$17.054935	$10.428081	$10.442026

M&E - 1.35% IRA Series	$10.010245	$14.092272	$11.601431	$10.511995	$—

M&E - 1.45% IRA Series	$9.938241	$13.990867	$11.517984	$10.436346	$—

M&E - 1.55% IRA Series	$9.866759	$13.890228	$11.435189	$10.361249	$—

M&E - 1.60% IRA Series	$9.831198	$13.840186	$11.394009	$10.323932	$—

M&E - 1.65% IRA Series	$9.795808	$13.790339	$11.353002	$10.286742	$—

M&E - 1.70% IRA Series	$9.760529	$13.740678	$11.312129	$10.249695	$—

M&E - 1.75% IRA Series	$9.725385	$13.691203	$11.271417	$10.212789	$—

See accompanying notes.

14

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statement of Assets and Liabilities

December 31, 2011

	MFS® Research International Subaccount	MFS® Mid Cap Growth Subaccount	Oppenheimer Capital Appreciation Subaccount	Oppenheimer Global Subaccount	Oppenheimer Main Street Subaccount
Assets
Investment in securities:
Number of shares	1,940,105.244	1,647,631.351	14,156.097	65,687.097	76,370.539

Cost	$29,034,975	$15,015,630	$560,085	$3,615,484	$1,898,111

Investments in mutual funds, Level 1 prices quoted at net asset value	$25,842,202	$14,153,153	$606,164	$3,549,731	$2,456,076
Receivable for units sold	—	—	—	—	—

Total assets	25,842,202	14,153,153	606,164	3,549,731	2,456,076

Liabilities
Payable for units redeemed	—	1	1	—	—

	$25,842,202	$14,153,152	$606,163	$3,549,731	$2,456,076

Net Assets:
Deferred annuity contracts terminable by owners	$25,842,202	$14,153,152	$606,163	$3,549,731	$2,456,076

Total net assets	$25,842,202	$14,153,152	$606,163	$3,549,731	$2,456,076

Accumulation units outstanding:
M&E - 1.25% IRA Series	—	—	13,152	—	3,405

M&E - 1.30% IRA Annuity	1,409,682	976,919	—	186,560	128,287

M&E - 1.35% IRA Series	—	—	—	—	1,470

M&E - 1.45% IRA Series	—	—	4,623	—	14,318

M&E - 1.55% IRA Series	—	—	3,099	—	2,141

M&E - 1.60% IRA Series	—	—	1,832	—	831

M&E - 1.65% IRA Series	—	—	35,183	—	28,171

M&E - 1.70% IRA Series	—	—	—	—	—

M&E - 1.75% IRA Series	—	—	596	—	1,167

Accumulation unit value:
M&E - 1.25% IRA Series	$—	$—	$10.581911	$—	$11.465773

M&E - 1.30% IRA Annuity	$18.331931	$14.487542	$—	$19.027263	$14.642688

M&E - 1.35% IRA Series	$—	$—	$10.505782	$—	$11.383268

M&E - 1.45% IRA Series	$—	$—	$10.430210	$—	$11.301363

M&E - 1.55% IRA Series	$—	$—	$10.355210	$—	$11.220090

M&E - 1.60% IRA Series	$—	$—	$10.317914	$—	$11.179662

M&E - 1.65% IRA Series	$—	$—	$10.280758	$—	$11.139395

M&E - 1.70% IRA Series	$—	$—	$10.243751	$—	$11.099287

M&E - 1.75% IRA Series	$—	$—	$10.206877	$—	$11.059326

See accompanying notes.

15

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statement of Assets and Liabilities

December 31, 2011

	Oppenheimer Main Street Small Cap Subaccount	Oppenheimer Quest Opportunity Value Subaccount	PIMCO Commodity Real Return Strategy Subaccount	PIMCO Low Duration Subaccount	PIMCO Real Return Subaccount
Assets
Investment in securities:
Number of shares	68,718.325	50,574.948	2,518,356.087	2,747,944.155	3,484,308.652

Cost	$1,189,038	$1,199,229	$18,234,297	$28,572,629	$38,555,479

Investments in mutual funds, Level 1 prices quoted at net asset value	$1,363,372	$1,141,982	$16,142,663	$28,276,345	$41,079,999
Receivable for units sold	—	—	—	35	6

Total assets	1,363,372	1,141,982	16,142,663	28,276,380	41,080,005

Liabilities
Payable for units redeemed	—	—	1	—	—

	$1,363,372	$1,141,982	$16,142,662	$28,276,380	$41,080,005

Net Assets:
Deferred annuity contracts terminable by owners	$1,363,372	$1,141,982	$16,142,662	$28,276,380	$41,080,005

Total net assets	$1,363,372	$1,141,982	$16,142,662	$28,276,380	$41,080,005

Accumulation units outstanding:
M&E - 1.25% IRA Series	24,410	—	222,594	252,972	316,511

M&E - 1.30% IRA Annuity	—	78,949	—	—	—

M&E - 1.35% IRA Series	10,064	—	102,793	237,785	274,409

M&E - 1.45% IRA Series	19,753	—	474,690	666,735	837,969

M&E - 1.55% IRA Series	15,364	—	159,294	441,615	512,539

M&E - 1.60% IRA Series	6,448	—	70,386	60,766	78,932

M&E - 1.65% IRA Series	25,678	—	351,126	633,097	780,940

M&E - 1.70% IRA Series	914	—	18,617	28,701	43,040

M&E - 1.75% IRA Series	2,635	—	54,123	107,754	142,936

Accumulation unit value:
M&E - 1.25% IRA Series	$13.163881	$—	$11.301345	$11.785087	$14.012569

M&E - 1.30% IRA Annuity	$—	$14.464844	$—	$—	$—

M&E - 1.35% IRA Series	$13.069215	$—	$11.219967	$11.728542	$13.911714

M&E - 1.45% IRA Series	$12.975267	$—	$11.139197	$11.672282	$13.811612

M&E - 1.55% IRA Series	$12.881998	$—	$11.059024	$11.616315	$13.712275

M&E - 1.60% IRA Series	$12.835625	$—	$11.019168	$11.588455	$13.662859

M&E - 1.65% IRA Series	$12.789434	$—	$10.979463	$11.560653	$13.613650

M&E - 1.70% IRA Series	$12.743402	$—	$10.939892	$11.532916	$13.564618

M&E - 1.75% IRA Series	$12.697563	$—	$10.900485	$11.505265	$13.515766

See accompanying notes.

16

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statement of Assets and Liabilities

December 31, 2011

	PIMCO Total Return Subaccount	Pioneer Emerging Markets Subaccount	Pioneer Subaccount	Pioneer High Yield Subaccount	Pioneer Real Estate Shares Subaccount
Assets
Investment in securities:
Number of shares	21,754,400.927	246,565.851	31,834.566	332,715.653	78,260.871

Cost	$232,490,738	$6,482,635	$1,308,872	$3,305,805	$1,575,396

Investments in mutual funds, Level 1 prices quoted at net asset value	$236,470,338	$5,478,693	$1,229,451	$3,147,490	$1,705,304
Receivable for units sold	2,117	1	—	130	—

Total assets	236,472,455	5,478,694	1,229,451	3,147,620	1,705,304

Liabilities
Payable for units redeemed	—	—	10	—	2

	$236,472,455	$5,478,694	$1,229,441	$3,147,620	$1,705,302

Net Assets:
Deferred annuity contracts terminable by owners	$236,472,455	$5,478,694	$1,229,441	$3,147,620	$1,705,302

Total net assets	$236,472,455	$5,478,694	$1,229,441	$3,147,620	$1,705,302

Accumulation units outstanding:
M&E - 1.25% IRA Series	1,318,057	106,063	22,317	16,990	15,401

M&E - 1.30% IRA Annuity	5,243,524	—	—	—	—

M&E - 1.35% IRA Series	957,279	55,073	3,613	38,174	24,639

M&E - 1.45% IRA Series	3,166,206	130,114	25,073	56,945	32,697

M&E - 1.55% IRA Series	1,982,650	66,168	4,806	35,415	11,160

M&E - 1.60% IRA Series	267,914	11,665	3,390	6,852	3,892

M&E - 1.65% IRA Series	2,862,816	142,890	45,601	60,997	50,697

M&E - 1.70% IRA Series	180,524	8,152	2,274	7,792	1,290

M&E - 1.75% IRA Series	466,400	37,305	—	14,349	15,523

Accumulation unit value:
M&E - 1.25% IRA Series	$14.159901	$9.967309	$11.694364	$13.509174	$11.095298

M&E - 1.30% IRA Annuity	$15.402240	$—	$—	$—	$—

M&E - 1.35% IRA Series	$14.058003	$9.909523	$11.610228	$13.411966	$11.053056

M&E - 1.45% IRA Series	$13.956839	$9.852078	$11.526728	$13.315450	$11.010999

M&E - 1.55% IRA Series	$13.856444	$9.795006	$11.443853	$13.219695	$10.969136

M&E - 1.60% IRA Series	$13.806536	$9.766593	$11.402649	$13.172071	$10.948272

M&E - 1.65% IRA Series	$13.756817	$9.738275	$11.361607	$13.124630	$10.927447

M&E - 1.70% IRA Series	$13.707273	$9.710025	$11.320690	$13.077372	$10.906668

M&E - 1.75% IRA Series	$13.657931	$9.681885	$11.279967	$13.030301	$10.885944

See accompanying notes.

17

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statement of Assets and Liabilities

December 31, 2011

	Pioneer Growth Opportunities Subaccount	The Putnam Fund for Growth and Income Subaccount	Putnam International Equity Subaccount	Putnam Voyager Subaccount	Templeton Foreign Subaccount
Assets
Investment in securities:
Number of shares	14,368.160	50,940.632	143,525.154	1,163,355.404	20,849,558.779

Cost	$366,055	$622,640	$3,261,191	$25,696,425	$142,895,522

Investments in mutual funds, Level 1 prices quoted at net asset value	$382,049	$646,437	$2,290,661	$22,685,430	$123,429,388
Receivable for units sold	—	—	1	—	—

Total assets	382,049	646,437	2,290,662	22,685,430	123,429,388

Liabilities
Payable for units redeemed	1	1	—	1	2

	$382,048	$646,436	$2,290,662	$22,685,429	$123,429,386

Net Assets:
Deferred annuity contracts terminable by owners	$382,048	$646,436	$2,290,662	$22,685,429	$123,429,386

Total net assets	$382,048	$646,436	$2,290,662	$22,685,429	$123,429,386

Accumulation units outstanding:
M&E - 1.25% IRA Series	2,008	—	—	—	1,023,167

M&E - 1.30% IRA Annuity	—	48,251	161,670	1,594,504	1,941,746

M&E - 1.35% IRA Series	—	—	—	—	449,576

M&E - 1.45% IRA Series	5,121	—	—	—	2,512,204

M&E - 1.55% IRA Series	5,279	—	—	—	965,565

M&E - 1.60% IRA Series	7,537	—	—	—	180,387

M&E - 1.65% IRA Series	9,375	—	—	—	1,977,926

M&E - 1.70% IRA Series	—	—	—	—	77,172

M&E - 1.75% IRA Series	543	—	—	—	225,413

Accumulation unit value:
M&E - 1.25% IRA Series	$12.888802	$—	$—	$—	$12.393385

M&E - 1.30% IRA Annuity	$—	$13.397381	$14.168755	$14.227264	$17.099373

M&E - 1.35% IRA Series	$12.858059	$—	$—	$—	$12.304223

M&E - 1.45% IRA Series	$12.827419	$—	$—	$—	$12.215719

M&E - 1.55% IRA Series	$12.796870	$—	$—	$—	$12.127874

M&E - 1.60% IRA Series	$12.781633	$—	$—	$—	$12.084224

M&E - 1.65% IRA Series	$12.766418	$—	$—	$—	$12.040694

M&E - 1.70% IRA Series	$12.751241	$—	$—	$—	$11.997363

M&E - 1.75% IRA Series	$12.736059	$—	$—	$—	$11.954180

See accompanying notes.

18

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statement of Assets and Liabilities

December 31, 2011

	Templeton Growth Subaccount	TA WMC Diversified Growth Subaccount	TA Morgan Stanley Growth Opportunities Subaccount	TA Systematic Small/Mid Cap Value Subaccount	TA AEGON Flexible Income Subaccount
Assets
Investment in securities:
Number of shares	459,378.516	9,458,841	3,723,468.960	602,778.919	67,246.182

Cost	$9,020,378	$90,039,918	$38,592,503	$12,651,147	$602,937

Investments in mutual funds, Level 1 prices quoted at net asset value	$7,483,276	$86,075,449	$29,191,997	$11,742,133	$590,421
Receivable for units sold	—	—	—	—	—

Total assets	7,483,276	86,075,449	29,191,997	11,742,133	590,421

Liabilities
Payable for units redeemed	3	4	—	1	—

	$7,483,273	$86,075,445	$29,191,997	$11,742,132	$590,421

Net Assets:
Deferred annuity contracts terminable by owners	$7,483,273	$86,075,445	$29,191,997	$11,742,132	$590,421

Total net assets	$7,483,273	$86,075,445	$29,191,997	$11,742,132	$590,421

Accumulation units outstanding:
M&E - 1.25% IRA Series	48,564	1,298,763	384,141	156,211	58,814

M&E - 1.30% IRA Annuity	271,222	—	—	—	—

M&E - 1.35% IRA Series	5,949	673,809	172,359	69,278	31,632

M&E - 1.45% IRA Series	109,795	3,250,773	897,001	368,857	235,608

M&E - 1.55% IRA Series	24,349	1,487,985	383,319	148,905	89,551

M&E - 1.60% IRA Series	9,056	242,441	67,827	26,525	35,682

M&E - 1.65% IRA Series	144,816	2,676,876	738,842	271,978	38,519

M&E - 1.70% IRA Series	—	107,790	26,913	8,695	11,917

M&E - 1.75% IRA Series	2,802	329,121	86,047	38,519	11,111

Accumulation unit value:
M&E - 1.25% IRA Series	$10.277666	$8.631986	$10.691146	$10.883706	$1.156777

M&E - 1.30% IRA Annuity	$14.754571	$—	$—	$—	$—

M&E - 1.35% IRA Series	$10.203717	$8.599150	$10.650466	$10.842295	$1.154342

M&E - 1.45% IRA Series	$10.130321	$8.566436	$10.609987	$10.801047	$1.151915

M&E - 1.55% IRA Series	$10.057471	$8.533904	$10.569682	$10.760018	$1.149503

M&E - 1.60% IRA Series	$10.021266	$8.517668	$10.549572	$10.739554	$1.148297

M&E - 1.65% IRA Series	$9.985149	$8.501491	$10.529533	$10.719138	$1.147105

M&E - 1.70% IRA Series	$9.949202	$8.485340	$10.509531	$10.698774	$1.145882

M&E - 1.75% IRA Series	$9.913403	$8.469211	$10.489579	$10.678449	$1.144700

See accompanying notes.

19

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2010 and 2011, Except as Noted

	Invesco Mid Cap Core Equity Subaccount	Invesco Van Kampen Comstock Subaccount	Invesco Van Kampen Value Opportunities Subaccount(1)	Invesco Van Kampen Mid Cap Growth Subaccount
Net Assets as of January 1, 2010	$15,716,671	$15,622,773	$—	$3,252,173

Investment Income:
Dividends	9,362	216,092	—	—
Investment Expenses:
Mortality and expense risk and other charges	212,947	198,640	—	43,771

Net investment income (loss)	(203,585)	17,452	—	(43,771)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	244,234	—	—	—
Realized gain (loss) on investments	3,790,880	(784,713)	—	181,462

Net realized capital gains (losses) on investments	4,035,114	(784,713)	—	181,462
Net change in unrealized appreciation/depreciation	(2,259,344)	2,708,103	—	654,479

Net Gain (Loss) on Investment	1,775,770	1,923,390	—	835,941
Increase (decrease) in net assets from operations	1,572,185	1,940,842	—	792,170

Increase (decrease) in net assets from contract transactions	(13,252,298)	85,345,899	—	(391,690)

Total increase (decrease) in net assets	(11,680,113)	87,286,741	—	400,480

Net Assets as of December 31, 2010	$4,036,558	$102,909,514	$—	$3,652,653

Investment Income:
Dividends	—	1,477,668	31	—
Investment Expenses:
Mortality and expense risk and other charges	54,188	1,578,248	2,313	42,612

Net investment income (loss)	(54,188)	(100,580)	(2,282)	(42,612)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	109,221	—	—	211,570
Realized gain (loss) on investments	168,182	650,693	(2,490)	285,265

Net realized capital gains (losses) on investments	277,403	650,693	(2,490)	496,835
Net change in unrealized appreciation/depreciation	(478,277)	(4,475,525)	(18,985)	(765,926)

Net Gain (Loss) on Investment	(200,874)	(3,824,832)	(21,475)	(269,091)
Increase (decrease) in net assets from operations	(255,062)	(3,925,412)	(23,757)	(311,703)

Increase (decrease) in net assets from contract transactions	(518,088)	9,531,095	278,963	(536,350)

Total increase (decrease) in net assets	(773,150)	5,605,683	255,206	(848,053)

Net Assets as of December 31, 2011	$3,263,408	$108,515,197	$255,206	$2,804,600

See accompanying notes.

20

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2010 and 2011, Except as Noted

	Invesco Van Kampen Equity and Income Subaccount	Invesco Constellation Subaccount	Invesco Charter Subaccount	AllianceBernstein Growth and Income Subaccount
Net Assets as of January 1, 2010	$7,878,050	$853,447	$13,999,976	$2,942,552

Investment Income:
Dividends	361,304	—	14,548	14,663
Investment Expenses:
Mortality and expense risk and other charges	251,005	9,663	148,997	24,717

Net investment income (loss)	110,299	(9,663)	(134,449)	(10,054)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	3,043,742	(8,728)	(460,125)	316,447

Net realized capital gains (losses) on investments	3,043,742	(8,728)	(460,125)	316,447
Net change in unrealized appreciation/depreciation	1,105,680	111,476	(1,482,005)	(119,970)

Net Gain (Loss) on Investment	4,149,422	102,748	(1,942,130)	196,477
Increase (decrease) in net assets from operations	4,259,721	93,085	(2,076,579)	186,423

Increase (decrease) in net assets from contract transactions	(5,888,294)	(246,847)	4,040,839	(1,265,468)

Total increase (decrease) in net assets	(1,628,573)	(153,762)	1,964,260	(1,079,045)

Net Assets as of December 31, 2010	$6,249,477	$699,685	$15,964,236	$1,863,507

Investment Income:
Dividends	111,277	—	84,243	30,033
Investment Expenses:
Mortality and expense risk and other charges	76,025	9,189	187,654	30,720

Net investment income (loss)	35,252	(9,189)	(103,411)	(687)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	220,490	2,931	200,828	178,004

Net realized capital gains (losses) on investments	220,490	2,931	200,828	178,004
Net change in unrealized appreciation/depreciation	(393,829)	(65,707)	(191,749)	(147,207)

Net Gain (Loss) on Investment	(173,339)	(62,776)	9,079	30,797
Increase (decrease) in net assets from operations	(138,087)	(71,965)	(94,332)	30,110

Increase (decrease) in net assets from contract transactions	(816,240)	7,732	(3,018,710)	966,948

Total increase (decrease) in net assets	(954,327)	(64,233)	(3,113,042)	997,058

Net Assets as of December 31, 2011	$5,295,150	$635,452	$12,851,194	$2,860,565

See accompanying notes.

21

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2010 and 2011, Except as Noted

	AllianceBernstein Large Cap Growth Subaccount	AllianceBernstein International Value Subaccount	AllianceBernstein Small/Mid Cap Value Subaccount	AllianceBernstein Value Subaccount
Net Assets as of January 1, 2010	$96,664,900	$3,319,287	$2,081,637	$689,207

Investment Income:
Dividends	—	95,374	2,331	7,967
Investment Expenses:
Mortality and expense risk and other charges	946,657	46,829	35,366	10,933

Net investment income (loss)	(946,657)	48,545	(33,035)	(2,966)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	13,915,738	(644,932)	47,089	(102,585)

Net realized capital gains (losses) on investments	13,915,738	(644,932)	47,089	(102,585)
Net change in unrealized appreciation/depreciation	(2,276,024)	638,253	537,355	174,110

Net Gain (Loss) on Investment	11,639,714	(6,679)	584,444	71,525
Increase (decrease) in net assets from operations	10,693,057	41,866	551,409	68,559

Increase (decrease) in net assets from contract transactions	(104,751,202)	(350,775)	367,398	64,256

Total increase (decrease) in net assets	(94,058,145)	(308,909)	918,807	132,815

Net Assets as of December 31, 2010	$2,606,755	$3,010,378	$3,000,444	$822,022

Investment Income:
Dividends	—	87,963	7,270	10,275
Investment Expenses:
Mortality and expense risk and other charges	33,145	35,993	65,640	10,072

Net investment income (loss)	(33,145)	51,970	(58,370)	203
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	267,262	—
Realized gain (loss) on investments	214,131	(94,715)	655,643	(120,258)

Net realized capital gains (losses) on investments	214,131	(94,715)	922,905	(120,258)
Net change in unrealized appreciation/depreciation	(215,843)	(464,822)	(1,431,559)	77,088

Net Gain (Loss) on Investment	(1,712)	(559,537)	(508,654)	(43,170)
Increase (decrease) in net assets from operations	(34,857)	(507,567)	(567,024)	(42,967)

Increase (decrease) in net assets from contract transactions	(147,800)	(589,338)	2,264,396	(69,845)

Total increase (decrease) in net assets	(182,657)	(1,096,905)	1,697,372	(112,812)

Net Assets as of December 31, 2011	$2,424,098	$1,913,473	$4,697,816	$709,210

See accompanying notes.

22

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2010 and 2011, Except as Noted

	Managers Cadence Capital Appreciation Subaccount	Allianz NFJ Dividend Value Subaccount	Allianz NFJ Small-Cap Value Subaccount	Allianz NFJ Mid-Cap Value Subaccount
Net Assets as of January 1, 2010	$63,886	$4,144,207	$17,854,020	$4,439,166

Investment Income:
Dividends	266	128,043	284,641	1,100,256
Investment Expenses:
Mortality and expense risk and other charges	955	59,242	245,171	316,131

Net investment income (loss)	(689)	68,801	39,470	784,125
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	(1,399)	(557,872)	429,937	5,533,405

Net realized capital gains (losses) on investments	(1,399)	(557,872)	429,937	5,533,405
Net change in unrealized appreciation/depreciation	10,819	898,978	3,381,402	1,845,749

Net Gain (Loss) on Investment	9,420	341,106	3,811,339	7,379,154
Increase (decrease) in net assets from operations	8,731	409,907	3,850,809	8,163,279

Increase (decrease) in net assets from contract transactions	(5,652)	(559,019)	(2,442,219)	(7,983,749)

Total increase (decrease) in net assets	3,079	(149,112)	1,408,590	179,530

Net Assets as of December 31, 2010	$66,965	$3,995,095	$19,262,610	$4,618,696

Investment Income:
Dividends	43	119,630	187,756	45,221
Investment Expenses:
Mortality and expense risk and other charges	912	63,568	220,461	56,383

Net investment income (loss)	(869)	56,062	(32,705)	(11,162)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	353,575	—
Realized gain (loss) on investments	386	355,176	1,959,554	83,697

Net realized capital gains (losses) on investments	386	355,176	2,313,129	83,697
Net change in unrealized appreciation/depreciation	(1,737)	(289,045)	(2,247,846)	(165,781)

Net Gain (Loss) on Investment	(1,351)	66,131	65,283	(82,084)
Increase (decrease) in net assets from operations	(2,220)	122,193	32,578	(93,246)

Increase (decrease) in net assets from contract transactions	(10,478)	544,814	(7,389,127)	(712,879)

Total increase (decrease) in net assets	(12,698)	667,007	(7,356,549)	(806,125)

Net Assets as of December 31, 2011	$54,267	$4,662,102	$11,906,061	$3,812,571

See accompanying notes.

23

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2010 and 2011, Except as Noted

	American Century Equity Income Subaccount	American Century Ultra Subaccount	American Funds Bond Fund of America® Subaccount	American Funds EuroPacific Growth Fund® Subaccount
Net Assets as of January 1, 2010	$5,017,894	$80,570	$96,958,825	$118,530,713

Investment Income:
Dividends	141,452	—	3,248,196	1,813,002
Investment Expenses:
Mortality and expense risk and other charges	64,237	1,120	1,215,733	1,869,498

Net investment income (loss)	77,215	(1,120)	2,032,463	(56,496)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	89,288	(15,004)	(1,556,517)	734,996

Net realized capital gains (losses) on investments	89,288	(15,004)	(1,556,517)	734,996
Net change in unrealized appreciation/depreciation	386,395	24,920	4,448,024	9,411,657

Net Gain (Loss) on Investment	475,683	9,916	2,891,507	10,146,653
Increase (decrease) in net assets from operations	552,898	8,796	4,923,970	10,090,157

Increase (decrease) in net assets from contract transactions	(168,966)	(29,674)	(48,649,403)	(101,356,015)

Total increase (decrease) in net assets	383,932	(20,878)	(43,725,433)	(91,265,858)

Net Assets as of December 31, 2010	$5,401,826	$59,692	$53,233,392	$27,264,855

Investment Income:
Dividends	150,262	—	1,170,733	128,149
Investment Expenses:
Mortality and expense risk and other charges	80,869	861	493,401	205,917

Net investment income (loss)	69,393	(861)	677,332	(77,768)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	60,244	—
Realized gain (loss) on investments	596,908	(1,008)	2,554,903	1,446,131

Net realized capital gains (losses) on investments	596,908	(1,008)	2,615,147	1,446,131
Net change in unrealized appreciation/depreciation	(540,098)	1,744	(1,563,791)	(2,581,124)

Net Gain (Loss) on Investment	56,810	736	1,051,356	(1,134,993)
Increase (decrease) in net assets from operations	126,203	(125)	1,728,688	(1,212,761)

Increase (decrease) in net assets from contract transactions	753,849	(2,642)	(24,992,589)	(18,247,275)

Total increase (decrease) in net assets	880,052	(2,767)	(23,263,901)	(19,460,036)

Net Assets as of December 31, 2011	$6,281,878	$56,925	$29,969,491	$7,804,819

See accompanying notes.

24

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2010 and 2011, Except as Noted

	American Funds Growth Fund of America® Subaccount	American Funds Income Fund of America® Subaccount	American Funds Investment Company of America® Subaccount	BlackRock Basic Value Subaccount
Net Assets as of January 1, 2010	$150,482,603	$61,396,556	$84,215,179	$58,749,154

Investment Income:
Dividends	1,174,986	2,742,591	1,688,368	880,198
Investment Expenses:
Mortality and expense risk and other charges	1,920,756	796,418	1,070,951	976,329

Net investment income (loss)	(745,770)	1,946,173	617,417	(96,131)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	(272,498)	(3,351,312)	(2,229,945)	3,551,677

Net realized capital gains (losses) on investments	(272,498)	(3,351,312)	(2,229,945)	3,551,677
Net change in unrealized appreciation/depreciation	15,330,490	7,146,809	8,645,063	(423,490)

Net Gain (Loss) on Investment	15,057,992	3,795,497	6,415,118	3,128,187
Increase (decrease) in net assets from operations	14,312,222	5,741,670	7,032,535	3,032,056

Increase (decrease) in net assets from contract transactions	(22,799,233)	(9,500,573)	(10,811,410)	(22,397,742)

Total increase (decrease) in net assets	(8,487,011)	(3,758,903)	(3,778,875)	(19,365,686)

Net Assets as of December 31, 2010	$141,995,592	$57,637,653	$80,436,304	$39,383,468

Investment Income:
Dividends	593,121	1,684,356	1,089,795	532,200
Investment Expenses:
Mortality and expense risk and other charges	1,344,372	593,667	801,442	478,235

Net investment income (loss)	(751,251)	1,090,689	288,353	53,965
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	88,973	111,050	303,893
Realized gain (loss) on investments	11,410,809	(3,682,207)	(3,138,724)	850,062

Net realized capital gains (losses) on investments	11,410,809	(3,593,234)	(3,027,674)	1,153,955
Net change in unrealized appreciation/depreciation	(14,636,268)	4,711,879	1,586,844	(2,523,313)

Net Gain (Loss) on Investment	(3,225,459)	1,118,645	(1,440,830)	(1,369,358)
Increase (decrease) in net assets from operations	(3,976,710)	2,209,334	(1,152,477)	(1,315,393)

Increase (decrease) in net assets from contract transactions	(60,559,233)	(21,718,636)	(29,472,770)	(6,207,542)

Total increase (decrease) in net assets	(64,535,943)	(19,509,302)	(30,625,247)	(7,522,935)

Net Assets as of December 31, 2011	$77,459,649	$38,128,351	$49,811,057	$31,860,533

See accompanying notes.

25

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2010 and 2011, Except as Noted

	BlackRock Total Return Subaccount	BlackRock High Yield Bond Subaccount(1)	BlackRock Capital Appreciation Subaccount	BlackRock Global SmallCap Subaccount
Net Assets as of January 1, 2010	$10,096,209	$—	$64,177,057	$1,190,406

Investment Income:
Dividends	409,597	—	—	5,998
Investment Expenses:
Mortality and expense risk and other charges	137,590	—	979,196	16,216

Net investment income (loss)	272,007	—	(979,196)	(10,218)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	(94,729)	—	162,658	(46,891)

Net realized capital gains (losses) on investments	(94,729)	—	162,658	(46,891)
Net change in unrealized appreciation/depreciation	617,121	—	13,619,770	233,656

Net Gain (Loss) on Investment	522,392	—	13,782,428	186,765
Increase (decrease) in net assets from operations	794,399	—	12,803,232	176,547

Increase (decrease) in net assets from contract transactions	(1,193,266)	—	48,252,683	(162,526)

Total increase (decrease) in net assets	(398,867)	—	61,055,915	14,021

Net Assets as of December 31, 2010	$9,697,342	$—	$125,232,972	$1,204,427

Investment Income:
Dividends	351,654	250,334	—	11,295
Investment Expenses:
Mortality and expense risk and other charges	132,386	60,777	1,823,793	15,747

Net investment income (loss)	219,268	189,557	(1,823,793)	(4,452)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	38,975	—	—
Realized gain (loss) on investments	(50,393)	(25,029)	2,137,126	(21,486)

Net realized capital gains (losses) on investments	(50,393)	13,946	2,137,126	(21,486)
Net change in unrealized appreciation/depreciation	98,441	9,217	(14,470,619)	(103,768)

Net Gain (Loss) on Investment	48,048	23,163	(12,333,493)	(125,254)
Increase (decrease) in net assets from operations	267,316	212,720	(14,157,286)	(129,706)

Increase (decrease) in net assets from contract transactions	(831,713)	13,226,649	12,341,925	(112,788)

Total increase (decrease) in net assets	(564,397)	13,439,369	(1,815,361)	(242,494)

Net Assets as of December 31, 2011	$9,132,945	$13,439,369	$123,417,611	$961,933

See accompanying notes.

26

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2010 and 2011, Except as Noted

	BlackRock International Index Subaccount	BlackRock Small Cap Index Subaccount	BlackRock U.S. Government Bond Subaccount(1)	BlackRock International Subaccount(1)
Net Assets as of January 1, 2010	$509,053	$102,260	$—	$—

Investment Income:
Dividends	13,306	590	—	—
Investment Expenses:
Mortality and expense risk and other charges	7,292	1,517	—	—

Net investment income (loss)	6,014	(927)	—	—
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	(15,252)	(1,268)	—	—

Net realized capital gains (losses) on investments	(15,252)	(1,268)	—	—
Net change in unrealized appreciation/depreciation	34,883	27,180	—	—

Net Gain (Loss) on Investment	19,631	25,912	—	—
Increase (decrease) in net assets from operations	25,645	24,985	—	—

Increase (decrease) in net assets from contract transactions	(31,961)	(1,049)	—	—

Total increase (decrease) in net assets	(6,316)	23,936	—	—

Net Assets as of December 31, 2010	$502,737	$126,196	$—	$—

Investment Income:
Dividends	11,874	1,163	237,495	6,236
Investment Expenses:
Mortality and expense risk and other charges	6,970	1,711	175,488	8,319

Net investment income (loss)	4,904	(548)	62,007	(2,083)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	435,924	—
Realized gain (loss) on investments	(43,467)	(846)	144,953	(3,387)

Net realized capital gains (losses) on investments	(43,467)	(846)	580,877	(3,387)
Net change in unrealized appreciation/depreciation	(28,227)	(6,225)	253,051	(119,829)

Net Gain (Loss) on Investment	(71,694)	(7,071)	833,928	(123,216)
Increase (decrease) in net assets from operations	(66,790)	(7,619)	895,935	(125,299)

Increase (decrease) in net assets from contract transactions	(79,367)	(1,118)	27,212,744	1,562,870

Total increase (decrease) in net assets	(146,157)	(8,737)	28,108,679	1,437,571

Net Assets as of December 31, 2011	$356,580	$117,459	$28,108,679	$1,437,571

See accompanying notes.

27

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2010 and 2011, Except as Noted

	BlackRock Global Allocation Subaccount	BlackRock Global Opportunities Subaccount(1)	BlackRock S&P 500 Index Subaccount	BlackRock Low Duration Bond Subaccount(1)
Net Assets as of January 1, 2010	$179,992,638	$—	$12,761,537	$—

Investment Income:
Dividends	2,297,574	—	183,744	—
Investment Expenses:
Mortality and expense risk and other charges	2,719,990	—	171,497	—

Net investment income (loss)	(422,416)	—	12,247	—
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	(2,100,132)	—	(400,753)	—

Net realized capital gains (losses) on investments	(2,100,132)	—	(400,753)	—
Net change in unrealized appreciation/depreciation	15,656,500	—	1,869,516	—

Net Gain (Loss) on Investment	13,556,368	—	1,468,763	—
Increase (decrease) in net assets from operations	13,133,952	—	1,481,010	—

Increase (decrease) in net assets from contract transactions	3,249,523	—	(1,303,819)	—

Total increase (decrease) in net assets	16,383,475	—	177,191	—

Net Assets as of December 31, 2010	$196,376,113	$—	$12,938,728	$—

Investment Income:
Dividends	3,267,999	2,329	209,768	1,936
Investment Expenses:
Mortality and expense risk and other charges	2,639,185	8,300	184,576	1,290

Net investment income (loss)	628,814	(5,971)	25,192	646
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	1,816,000	—	—	138
Realized gain (loss) on investments	3,076,218	266	(241,641)	(173)

Net realized capital gains (losses) on investments	4,892,218	266	(241,641)	(35)
Net change in unrealized appreciation/depreciation	(14,636,916)	40,883	228,826	(2,213)

Net Gain (Loss) on Investment	(9,744,698)	41,149	(12,815)	(2,248)
Increase (decrease) in net assets from operations	(9,115,884)	35,178	12,377	(1,602)

Increase (decrease) in net assets from contract transactions	(14,905,488)	1,971,833	416,750	186,155

Total increase (decrease) in net assets	(24,021,372)	2,007,011	429,127	184,553

Net Assets as of December 31, 2011	$172,354,741	$2,007,011	$13,367,855	$184,553

See accompanying notes.

28

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2010 and 2011, Except as Noted

	BlackRock Large Cap Core Subaccount	BlackRock Large Cap Growth Subaccount	BlackRock Large Cap Value Subaccount	BlackRock Value Opportunities Subaccount
Net Assets as of January 1, 2010	$7,499,229	$51,626,825	$5,290,369	$10,316,460

Investment Income:
Dividends	36,486	—	39,819	692
Investment Expenses:
Mortality and expense risk and other charges	106,592	857,209	77,593	135,419

Net investment income (loss)	(70,106)	(857,209)	(37,774)	(134,727)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	(634,388)	18,799,462	(440,035)	(1,103,840)

Net realized capital gains (losses) on investments	(634,388)	18,799,462	(440,035)	(1,103,840)
Net change in unrealized appreciation/depreciation	1,353,109	(11,323,835)	964,426	3,740,000

Net Gain (Loss) on Investment	718,721	7,475,627	524,391	2,636,160
Increase (decrease) in net assets from operations	648,615	6,618,418	486,617	2,501,433

Increase (decrease) in net assets from contract transactions	(930,807)	(52,789,309)	(210,094)	(1,666,761)

Total increase (decrease) in net assets	(282,192)	(46,170,891)	276,523	834,672

Net Assets as of December 31, 2010	$7,217,037	$5,455,934	$5,566,892	$11,151,132

Investment Income:
Dividends	25,258	8,420	29,248	—
Investment Expenses:
Mortality and expense risk and other charges	99,781	78,367	75,489	140,736

Net investment income (loss)	(74,523)	(69,947)	(46,241)	(140,736)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	(627,157)	417,061	(809,345)	(537,959)

Net realized capital gains (losses) on investments	(627,157)	417,061	(809,345)	(537,959)
Net change in unrealized appreciation/depreciation	689,838	(367,146)	643,262	310,629

Net Gain (Loss) on Investment	62,681	49,915	(166,083)	(227,330)
Increase (decrease) in net assets from operations	(11,842)	(20,032)	(212,324)	(368,066)

Increase (decrease) in net assets from contract transactions	(1,139,917)	(276,744)	(649,655)	(909,057)

Total increase (decrease) in net assets	(1,151,759)	(296,776)	(861,979)	(1,277,123)

Net Assets as of December 31, 2011	$6,065,278	$5,159,158	$4,704,913	$9,874,009

See accompanying notes.

29

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2010 and 2011, Except as Noted

	Cohen & Steers Realty Income Subaccount	Columbia Acorn USA Subaccount	Columbia Acorn International Subaccount	Columbia Marsico Growth Subaccount
Net Assets as of January 1, 2010	$802,938	$12,394,552	$1,934,466	$5,430,795

Investment Income:
Dividends	17,288	—	39,267	—
Investment Expenses:
Mortality and expense risk and other charges	12,064	220,530	30,540	78,985

Net investment income (loss)	5,224	(220,530)	8,727	(78,985)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	(24,802)	2,348,102	(79,998)	451,983

Net realized capital gains (losses) on investments	(24,802)	2,348,102	(79,998)	451,983
Net change in unrealized appreciation/depreciation	198,308	863,251	455,500	573,017

Net Gain (Loss) on Investment	173,506	3,211,353	375,502	1,025,000
Increase (decrease) in net assets from operations	178,730	2,990,823	384,229	946,015

Increase (decrease) in net assets from contract transactions	(172,390)	(1,200,211)	28,406,773	(484,778)

Total increase (decrease) in net assets	6,340	1,790,612	28,791,002	461,237

Net Assets as of December 31, 2010	$809,278	$14,185,164	$30,725,468	$5,892,032

Investment Income:
Dividends	13,140	—	887,137	—
Investment Expenses:
Mortality and expense risk and other charges	11,381	212,108	489,694	99,486

Net investment income (loss)	1,759	(212,108)	397,443	(99,486)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	89,376	—	—
Realized gain (loss) on investments	10,511	961,596	393,259	848,207

Net realized capital gains (losses) on investments	10,511	1,050,972	393,259	848,207
Net change in unrealized appreciation/depreciation	19,627	(1,631,663)	(6,195,266)	(1,001,287)

Net Gain (Loss) on Investment	30,138	(580,691)	(5,802,007)	(153,080)
Increase (decrease) in net assets from operations	31,897	(792,799)	(5,404,564)	(252,566)

Increase (decrease) in net assets from contract transactions	(117,760)	373,710	4,561,385	647,415

Total increase (decrease) in net assets	(85,863)	(419,089)	(843,179)	394,849

Net Assets as of December 31, 2011	$723,415	$13,766,075	$29,882,289	$6,286,881

See accompanying notes.

30

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2010 and 2011, Except as Noted

	Columbia Mid Cap Growth Subaccount(1)	Columbia Select Smaller-Cap Value Subaccount	Davis New York Venture Subaccount	Delaware Smid Cap Growth Subaccount(1)
Net Assets as of January 1, 2010	$—	$2,409,143	$164,937,582	$—

Investment Income:
Dividends	—	—	1,338,040	68,138
Investment Expenses:
Mortality and expense risk and other charges	—	31,675	1,834,616	20,689

Net investment income (loss)	—	(31,675)	(496,576)	47,449
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	298,229
Realized gain (loss) on investments	—	(150,950)	7,819,159	43,966

Net realized capital gains (losses) on investments	—	(150,950)	7,819,159	342,195
Net change in unrealized appreciation/depreciation	—	751,297	2,192,930	437,614

Net Gain (Loss) on Investment	—	600,347	10,012,089	779,809
Increase (decrease) in net assets from operations	—	568,672	9,515,513	827,258

Increase (decrease) in net assets from contract transactions	—	6,580,531	(110,965,874)	5,944,037

Total increase (decrease) in net assets	—	7,149,203	(101,450,361)	6,771,295

Net Assets as of December 31, 2010	$—	$9,558,346	$63,487,221	$6,771,295

Investment Income:
Dividends	—	—	285,421	—
Investment Expenses:
Mortality and expense risk and other charges	3,768	112,637	734,589	90,285

Net investment income (loss)	(3,768)	(112,637)	(449,168)	(90,285)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	9,666	437,147	—	261,960
Realized gain (loss) on investments	(11,407)	26,612	1,602,096	306,432

Net realized capital gains (losses) on investments	(1,741)	463,759	1,602,096	568,392
Net change in unrealized appreciation/depreciation	(45,074)	(1,144,983)	(4,132,438)	(39,107)

Net Gain (Loss) on Investment	(46,815)	(681,224)	(2,530,342)	529,285
Increase (decrease) in net assets from operations	(50,583)	(793,861)	(2,979,510)	439,000

Increase (decrease) in net assets from contract transactions	340,462	(975,271)	(13,573,964)	(803,892)

Total increase (decrease) in net assets	289,879	(1,769,132)	(16,553,474)	(364,892)

Net Assets as of December 31, 2011	$289,879	$7,789,214	$46,933,747	$6,406,403

See accompanying notes.

31

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2010 and 2011, Except as Noted

	Dreyfus Appreciation Subaccount	Eaton Vance Floating- Rate Subaccount	Eaton Vance Large- Cap Value Subaccount	Federated Capital Appreciation Subaccount
Net Assets as of January 1, 2010	$1,624,143	$2,122,890	$43,796,169	$45,499,672

Investment Income:
Dividends	644,528	92,548	369,279	6,383
Investment Expenses:
Mortality and expense risk and other charges	232,248	33,613	510,339	176,907

Net investment income (loss)	412,280	58,935	(141,060)	(170,524)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	2,377,303	(59,005)	341,777	(214,754)

Net realized capital gains (losses) on investments	2,377,303	(59,005)	341,777	(214,754)
Net change in unrealized appreciation/depreciation	2,209,732	156,154	(299,671)	2,438,983

Net Gain (Loss) on Investment	4,587,035	97,149	42,106	2,224,229
Increase (decrease) in net assets from operations	4,999,315	156,084	(98,954)	2,053,705

Increase (decrease) in net assets from contract transactions	27,973,528	226,879	28,037,796	(46,424,040)

Total increase (decrease) in net assets	32,972,843	382,963	27,938,842	(44,370,335)

Net Assets as of December 31, 2010	$34,596,986	$2,505,853	$71,735,011	$1,129,337

Investment Income:
Dividends	546,584	116,948	1,033,659	5,075
Investment Expenses:
Mortality and expense risk and other charges	571,757	45,020	1,021,021	13,550

Net investment income (loss)	(25,173)	71,928	12,638	(8,475)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	524,266	165,126	532,215	55,627

Net realized capital gains (losses) on investments	524,266	165,126	532,215	55,627
Net change in unrealized appreciation/depreciation	1,615,204	(241,366)	(4,181,604)	(100,836)

Net Gain (Loss) on Investment	2,139,470	(76,240)	(3,649,389)	(45,209)
Increase (decrease) in net assets from operations	2,114,297	(4,312)	(3,636,751)	(53,684)

Increase (decrease) in net assets from contract transactions	1,986,294	208,100	(4,653,214)	(242,793)

Total increase (decrease) in net assets	4,100,591	203,788	(8,289,965)	(296,477)

Net Assets as of December 31, 2011	$38,697,577	$2,709,641	$63,445,046	$832,860

See accompanying notes.

32

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2010 and 2011, Except as Noted

	Federated Kaufmann Subaccount	Fidelity® Advisor Equity Growth Subaccount	Fidelity® Advisor Stock Selector Mid Cap Subaccount	Fidelity® Advisor Overseas Subaccount
Net Assets as of January 1, 2010	$12,272,930	$2,041,584	$1,788,539	$3,613,217

Investment Income:
Dividends	83,061	—	—	38,026
Investment Expenses:
Mortality and expense risk and other charges	185,158	27,024	23,673	43,001

Net investment income (loss)	(102,097)	(27,024)	(23,673)	(4,975)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	2,289	—	8,148
Realized gain (loss) on investments	(1,456,488)	2,881	(36,685)	(86,854)

Net realized capital gains (losses) on investments	(1,456,488)	5,170	(36,685)	(78,706)
Net change in unrealized appreciation/depreciation	3,533,181	450,269	440,565	378,687

Net Gain (Loss) on Investment	2,076,693	455,439	403,880	299,981
Increase (decrease) in net assets from operations	1,974,596	428,415	380,207	295,006

Increase (decrease) in net assets from contract transactions	(8,211,388)	(176,230)	(162,300)	(628,966)

Total increase (decrease) in net assets	(6,236,792)	252,185	217,907	(333,960)

Net Assets as of December 31, 2010	$6,036,138	$2,293,769	$2,006,446	$3,279,257

Investment Income:
Dividends	—	—	7,603	33,804
Investment Expenses:
Mortality and expense risk and other charges	76,606	32,721	22,258	36,373

Net investment income (loss)	(76,606)	(32,721)	(14,655)	(2,569)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	87,110	4,961	—	—
Realized gain (loss) on investments	464,086	76,802	(56,937)	29,215

Net realized capital gains (losses) on investments	551,196	81,763	(56,937)	29,215
Net change in unrealized appreciation/depreciation	(1,271,482)	(99,704)	(32,440)	(545,880)

Net Gain (Loss) on Investment	(720,286)	(17,941)	(89,377)	(516,665)
Increase (decrease) in net assets from operations	(796,892)	(50,662)	(104,032)	(519,234)

Increase (decrease) in net assets from contract transactions	(907,457)	208,071	(462,577)	(646,568)

Total increase (decrease) in net assets	(1,704,349)	157,409	(566,609)	(1,165,802)

Net Assets as of December 31, 2011	$4,331,789	$2,451,178	$1,439,837	$2,113,455

See accompanying notes.

33

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2010 and 2011, Except as Noted

	Janus Forty Subaccount	Janus Enterprise Subaccount	JPMorgan Multi-Cap Market Neutral Subaccount	JPMorgan Small Cap Growth Subaccount
Net Assets as of January 1, 2010	$60,281,977	$8,769,566	$868,114	$988,056

Investment Income:
Dividends	—	—	—	—
Investment Expenses:
Mortality and expense risk and other charges	672,644	138,473	12,517	14,707

Net investment income (loss)	(672,644)	(138,473)	(12,517)	(14,707)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	1,225,600	3,461,206	(13,842)	(21,076)

Net realized capital gains (losses) on investments	1,225,600	3,461,206	(13,842)	(21,076)
Net change in unrealized appreciation/depreciation	(1,778,339)	(1,306,088)	(25,118)	302,742

Net Gain (Loss) on Investment	(552,739)	2,155,118	(38,960)	281,666
Increase (decrease) in net assets from operations	(1,225,383)	2,016,645	(51,477)	266,959

Increase (decrease) in net assets from contract transactions	(50,008,055)	(8,259,167)	(29,715)	(83,493)

Total increase (decrease) in net assets	(51,233,438)	(6,242,522)	(81,192)	183,466

Net Assets as of December 31, 2010	$9,048,539	$2,527,044	$786,922	$1,171,522

Investment Income:
Dividends	35,945	—	—	—
Investment Expenses:
Mortality and expense risk and other charges	127,837	34,919	9,470	18,824

Net investment income (loss)	(91,892)	(34,919)	(9,470)	(18,824)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	23,654
Realized gain (loss) on investments	282,933	386,911	(20,897)	227,073

Net realized capital gains (losses) on investments	282,933	386,911	(20,897)	250,727
Net change in unrealized appreciation/depreciation	(941,516)	(402,174)	20,859	(314,233)

Net Gain (Loss) on Investment	(658,583)	(15,263)	(38)	(63,506)
Increase (decrease) in net assets from operations	(750,475)	(50,182)	(9,508)	(82,330)

Increase (decrease) in net assets from contract transactions	(880,125)	(404,600)	(190,596)	63,587

Total increase (decrease) in net assets	(1,630,600)	(454,782)	(200,104)	(18,743)

Net Assets as of December 31, 2011	$7,417,939	$2,072,262	$586,818	$1,152,779

See accompanying notes.

34

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2010 and 2011, Except as Noted

	Lord Abbett Affiliated Subaccount	Lord Abbett Bond- Debenture Subaccount	Lord Abbett Mid-Cap Value Subaccount	Ready Assets Prime Money Subaccount
Net Assets as of January 1, 2010	$1,804,545	$20,482,440	$23,861,798	$25,627,866

Investment Income:
Dividends	17,058	1,230,213	86,907	1,623
Investment Expenses:
Mortality and expense risk and other charges	29,003	275,409	316,343	297,038

Net investment income (loss)	(11,945)	954,804	(229,436)	(295,415)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	124,110	(263,714)	(2,885,274)	—

Net realized capital gains (losses) on investments	124,110	(263,714)	(2,885,274)	—
Net change in unrealized appreciation/depreciation	88,742	1,482,078	8,285,741	—

Net Gain (Loss) on Investment	212,852	1,218,364	5,400,467	—
Increase (decrease) in net assets from operations	200,907	2,173,168	5,171,031	(295,415)

Increase (decrease) in net assets from contract transactions	141,785	(2,065,567)	(4,323,256)	(7,913,012)

Total increase (decrease) in net assets	342,692	107,601	847,775	(8,208,427)

Net Assets as of December 31, 2010	$2,147,237	$20,590,041	$24,709,573	$17,419,439

Investment Income:
Dividends	23,988	1,258,980	24,031	475
Investment Expenses:
Mortality and expense risk and other charges	30,067	277,921	293,973	239,928

Net investment income (loss)	(6,079)	981,059	(269,942)	(239,453)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	166,712	(111,671)	(1,503,244)	—

Net realized capital gains (losses) on investments	166,712	(111,671)	(1,503,244)	—
Net change in unrealized appreciation/depreciation	(365,795)	(359,449)	834,157	—

Net Gain (Loss) on Investment	(199,083)	(471,120)	(669,087)	—
Increase (decrease) in net assets from operations	(205,162)	509,939	(939,029)	(239,453)

Increase (decrease) in net assets from contract transactions	(130,247)	(2,136,696)	(4,553,561)	(573,277)

Total increase (decrease) in net assets	(335,409)	(1,626,757)	(5,492,590)	(812,730)

Net Assets as of December 31, 2011	$1,811,828	$18,963,284	$19,216,983	$16,606,709

See accompanying notes.

35

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2010 and 2011, Except as Noted

	MFS® Growth Subaccount(1)	MFS® Research International Subaccount	MFS® Mid Cap Growth Subaccount	Oppenheimer Capital Appreciation Subaccount
Net Assets as of January 1, 2010	$—	$8,605,635	$3,171,455	$866,852

Investment Income:
Dividends	—	163,590	—	—
Investment Expenses:
Mortality and expense risk and other charges	—	120,734	42,647	11,858

Net investment income (loss)	—	42,856	(42,647)	(11,858)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	—	612,219	(131,246)	(72,580)

Net realized capital gains (losses) on investments	—	612,219	(131,246)	(72,580)
Net change in unrealized appreciation/depreciation	—	366,054	960,508	129,207

Net Gain (Loss) on Investment	—	978,273	829,262	56,627
Increase (decrease) in net assets from operations	—	1,021,129	786,615	44,769

Increase (decrease) in net assets from contract transactions	—	26,870,101	13,851,166	(227,756)

Total increase (decrease) in net assets	—	27,891,230	14,637,781	(182,987)

Net Assets as of December 31, 2010	$—	$36,496,865	$17,809,236	$683,865

Investment Income:
Dividends	—	454,111	—	1,022
Investment Expenses:
Mortality and expense risk and other charges	7,697	393,687	207,013	9,387

Net investment income (loss)	(7,697)	60,424	(207,013)	(8,365)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	(2,943)	2,658,101	787,769	41,130

Net realized capital gains (losses) on investments	(2,943)	2,658,101	787,769	41,130
Net change in unrealized appreciation/depreciation	70,808	(5,871,985)	(1,616,395)	(44,710)

Net Gain (Loss) on Investment	67,865	(3,213,884)	(828,626)	(3,580)
Increase (decrease) in net assets from operations	60,168	(3,153,460)	(1,035,639)	(11,945)

Increase (decrease) in net assets from contract transactions	1,456,524	(7,501,203)	(2,620,445)	(65,757)

Total increase (decrease) in net assets	1,516,692	(10,654,663)	(3,656,084)	(77,702)

Net Assets as of December 31, 2011	$1,516,692	$25,842,202	$14,153,152	$606,163

See accompanying notes.

36

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2010 and 2011, Except as Noted

	Oppenheimer Global Subaccount	Oppenheimer Main Street Subaccount	Oppenheimer Main Street Small Cap Subaccount	Oppenheimer Quest Opportunity Value Subaccount
Net Assets as of January 1, 2010	$6,825,151	$2,676,705	$1,063,350	$3,013,131

Investment Income:
Dividends	36,602	14,383	—	—
Investment Expenses:
Mortality and expense risk and other charges	61,110	35,360	15,141	26,943

Net investment income (loss)	(24,508)	(20,977)	(15,141)	(26,943)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	31,149	—	—	31,036
Realized gain (loss) on investments	(946,525)	162,976	(108,481)	269,958

Net realized capital gains (losses) on investments	(915,376)	162,976	(108,481)	300,994
Net change in unrealized appreciation/depreciation	1,621,946	202,570	326,376	(142,902)

Net Gain (Loss) on Investment	706,570	365,546	217,895	158,092
Increase (decrease) in net assets from operations	682,062	344,569	202,754	131,149

Increase (decrease) in net assets from contract transactions	(3,073,396)	(462,491)	(219,648)	(1,500,282)

Total increase (decrease) in net assets	(2,391,334)	(117,922)	(16,894)	(1,369,133)

Net Assets as of December 31, 2010	$4,433,817	$2,558,783	$1,046,456	$1,643,998

Investment Income:
Dividends	69,303	11,673	3,187	—
Investment Expenses:
Mortality and expense risk and other charges	56,090	33,721	19,206	18,349

Net investment income (loss)	13,213	(22,048)	(16,019)	(18,349)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	1,027	—	—	101,872
Realized gain (loss) on investments	316,419	133,411	40,518	100,487

Net realized capital gains (losses) on investments	317,446	133,411	40,518	202,359
Net change in unrealized appreciation/depreciation	(724,582)	(149,122)	(68,916)	(281,396)

Net Gain (Loss) on Investment	(407,136)	(15,711)	(28,398)	(79,037)
Increase (decrease) in net assets from operations	(393,923)	(37,759)	(44,417)	(97,386)

Increase (decrease) in net assets from contract transactions	(490,163)	(64,948)	361,333	(404,630)

Total increase (decrease) in net assets	(884,086)	(102,707)	316,916	(502,016)

Net Assets as of December 31, 2011	$3,549,731	$2,456,076	$1,363,372	$1,141,982

See accompanying notes.

37

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2010 and 2011, Except as Noted

	PIMCO Commodity Real Return Strategy Subaccount	PIMCO Low Duration Subaccount	PIMCO Real Return Subaccount	PIMCO Total Return Subaccount
Net Assets as of January 1, 2010	$17,043,380	$2,808,707	$34,154,364	$305,275,752

Investment Income:
Dividends	1,658,266	51,810	555,580	7,289,463
Investment Expenses:
Mortality and expense risk and other charges	248,798	46,249	430,918	3,840,782

Net investment income (loss)	1,409,468	5,561	124,662	3,448,681
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	55,209	—	12,510,759
Realized gain (loss) on investments	(3,928,578)	155,512	388,812	5,336,205

Net realized capital gains (losses) on investments	(3,928,578)	210,721	388,812	17,846,964
Net change in unrealized appreciation/depreciation	5,963,727	(122,483)	1,059,039	(3,526,548)

Net Gain (Loss) on Investment	2,035,149	88,238	1,447,851	14,320,416
Increase (decrease) in net assets from operations	3,444,617	93,799	1,572,513	17,769,097

Increase (decrease) in net assets from contract transactions	(2,104,149)	25,914,783	6,594,262	(51,912,305)

Total increase (decrease) in net assets	1,340,468	26,008,582	8,166,775	(34,143,208)

Net Assets as of December 31, 2010	$18,383,848	$28,817,289	$42,321,139	$271,132,544

Investment Income:
Dividends	4,165,575	682,388	1,567,220	8,882,309
Investment Expenses:
Mortality and expense risk and other charges	270,105	447,254	649,659	3,676,976

Net investment income (loss)	3,895,470	235,134	917,561	5,205,333
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	393,627	299	1,306,834	—
Realized gain (loss) on investments	576,534	(13,141)	1,670,220	3,751,420

Net realized capital gains (losses) on investments	970,161	(12,842)	2,977,054	3,751,420
Net change in unrealized appreciation/depreciation	(6,577,464)	(299,802)	39,870	(3,321,031)

Net Gain (Loss) on Investment	(5,607,303)	(312,644)	3,016,924	430,389
Increase (decrease) in net assets from operations	(1,711,833)	(77,510)	3,934,485	5,635,722

Increase (decrease) in net assets from contract transactions	(529,353)	(463,399)	(5,175,619)	(40,295,811)

Total increase (decrease) in net assets	(2,241,186)	(540,909)	(1,241,134)	(34,660,089)

Net Assets as of December 31, 2011	$16,142,662	$28,276,380	$41,080,005	$236,472,455

See accompanying notes.

38

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2010 and 2011, Except as Noted

	Pioneer Emerging Markets Subaccount	Pioneer Subaccount	Pioneer High Yield Subaccount	Pioneer Real Estate Shares Subaccount
Net Assets as of January 1, 2010	$15,751,760	$1,067,054	$10,613,354	$7,248,140

Investment Income:
Dividends	—	345,790	679,253	151,050
Investment Expenses:
Mortality and expense risk and other charges	236,302	563,758	187,292	108,058

Net investment income (loss)	(236,302)	(217,968)	491,961	42,992
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	4,533,755	5,030,345	2,843,205	3,163,831

Net realized capital gains (losses) on investments	4,533,755	5,030,345	2,843,205	3,163,831
Net change in unrealized appreciation/depreciation	(2,111,717)	398,335	(1,510,890)	(1,503,962)

Net Gain (Loss) on Investment	2,422,038	5,428,680	1,332,315	1,659,869
Increase (decrease) in net assets from operations	2,185,736	5,210,712	1,824,276	1,702,861

Increase (decrease) in net assets from contract transactions	(11,492,790)	(3,713,998)	(9,500,120)	(7,682,740)

Total increase (decrease) in net assets	(9,307,054)	1,496,714	(7,675,844)	(5,979,879)

Net Assets as of December 31, 2010	$6,444,706	$2,563,768	$2,937,510	$1,268,261

Investment Income:
Dividends	—	16,239	185,168	29,522
Investment Expenses:
Mortality and expense risk and other charges	92,090	23,720	50,859	22,049

Net investment income (loss)	(92,090)	(7,481)	134,309	7,473
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	266,744	—	—	—
Realized gain (loss) on investments	424,594	222,194	73,255	174,256

Net realized capital gains (losses) on investments	691,338	222,194	73,255	174,256
Net change in unrealized appreciation/depreciation	(2,312,527)	(274,863)	(349,810)	(59,489)

Net Gain (Loss) on Investment	(1,621,189)	(52,669)	(276,555)	114,767
Increase (decrease) in net assets from operations	(1,713,279)	(60,150)	(142,246)	122,240

Increase (decrease) in net assets from contract transactions	747,267	(1,274,177)	352,356	314,801

Total increase (decrease) in net assets	(966,012)	(1,334,327)	210,110	437,041

Net Assets as of December 31, 2011	$5,478,694	$1,229,441	$3,147,620	$1,705,302

See accompanying notes.

39

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2010 and 2011, Except as Noted

	Pioneer Growth Opportunities Subaccount	The Putnam Fund for Growth and Income Subaccount	Putnam International Equity Subaccount	Putnam Voyager Subaccount
Net Assets as of January 1, 2010	$286,570	$786,429	$3,220,812	$5,215,162

Investment Income:
Dividends	—	96,168	66,780	59,785
Investment Expenses:
Mortality and expense risk and other charges	4,167	127,176	39,379	155,938

Net investment income (loss)	(4,167)	(31,008)	27,401	(96,153)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	7,611	4,087,139	(371,403)	(188,113)

Net realized capital gains (losses) on investments	7,611	4,087,139	(371,403)	(188,113)
Net change in unrealized appreciation/depreciation	37,426	130,934	620,584	1,437,924

Net Gain (Loss) on Investment	45,037	4,218,073	249,181	1,249,811
Increase (decrease) in net assets from operations	40,870	4,187,065	276,582	1,153,658

Increase (decrease) in net assets from contract transactions	(31,684)	(4,497,204)	(170,586)	15,863,133

Total increase (decrease) in net assets	9,186	(310,139)	105,996	17,016,791

Net Assets as of December 31, 2010	$295,756	$476,290	$3,326,808	$22,231,953

Investment Income:
Dividends	—	9,526	129,349	—
Investment Expenses:
Mortality and expense risk and other charges	6,144	8,368	36,667	301,437

Net investment income (loss)	(6,144)	1,158	92,682	(301,437)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	13,140	7,869	(462,525)	163,962

Net realized capital gains (losses) on investments	13,140	7,869	(462,525)	163,962
Net change in unrealized appreciation/depreciation	(41,745)	(53,592)	(93,187)	(4,665,541)

Net Gain (Loss) on Investment	(28,605)	(45,723)	(555,712)	(4,501,579)
Increase (decrease) in net assets from operations	(34,749)	(44,565)	(463,030)	(4,803,016)

Increase (decrease) in net assets from contract transactions	121,041	214,711	(573,116)	5,256,492

Total increase (decrease) in net assets	86,292	170,146	(1,036,146)	453,476

Net Assets as of December 31, 2011	$382,048	$646,436	$2,290,662	$22,685,429

See accompanying notes.

40

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2010 and 2011, Except as Noted

	Templeton Foreign Subaccount	Templeton Growth Subaccount	TA WMC Diversified Growth Subaccount	TA Morgan Stanley Growth Opportunities Subaccount
Net Assets as of January 1, 2010	$26,004,247	$9,237,168	$—	$13,697

Investment Income:
Dividends	454,387	142,009	—	—
Investment Expenses:
Mortality and expense risk and other charges	356,016	119,920	—	408

Net investment income (loss)	98,371	22,089	—	(408)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	(4,239,465)	(695,617)	—	1,154

Net realized capital gains (losses) on investments	(4,239,465)	(695,617)	—	1,154
Net change in unrealized appreciation/depreciation	5,830,677	1,197,305	—	11,419

Net Gain (Loss) on Investment	1,591,212	501,688	—	12,573
Increase (decrease) in net assets from operations	1,689,583	523,777	—	12,165

Increase (decrease) in net assets from contract transactions	123,099,209	(574,454)	83,113,444	30,521,473

Total increase (decrease) in net assets	124,788,792	(50,677)	83,113,444	30,533,638

Net Assets as of December 31, 2010	$150,793,039	$9,186,491	$83,113,444	$30,547,335

Investment Income:
Dividends	3,395,757	166,326	—	—
Investment Expenses:
Mortality and expense risk and other charges	2,001,432	119,784	1,289,972	470,203

Net investment income (loss)	1,394,325	46,542	(1,289,972)	(470,203)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	6,475,835
Realized gain (loss) on investments	4,508,643	(783,667)	(54,060)	121,272

Net realized capital gains (losses) on investments	4,508,643	(783,667)	(54,060)	6,597,107
Net change in unrealized appreciation/depreciation	(23,577,558)	148,475	(3,964,469)	(9,415,540)

Net Gain (Loss) on Investment	(19,068,915)	(635,192)	(4,018,529)	(2,818,433)
Increase (decrease) in net assets from operations	(17,674,590)	(588,650)	(5,308,501)	(3,288,636)

Increase (decrease) in net assets from contract transactions	(9,689,063)	(1,114,568)	8,270,502	1,933,298

Total increase (decrease) in net assets	(27,363,653)	(1,703,218)	2,962,001	(1,355,338)

Net Assets as of December 31, 2011	$123,429,386	$7,483,273	$86,075,445	$29,191,997

See accompanying notes.

41

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2010 and 2011, Except as Noted

	TA Systematic Small/Mid Cap Value Subaccount	TA AEGON Flexible Income Subaccount
Net Assets as of January 1, 2010	$1,063,649	$254,676

Investment Income:
Dividends	—	14,393
Investment Expenses:
Mortality and expense risk and other charges	17,032	3,478

Net investment income (loss)	(17,032)	10,915
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—
Realized gain (loss) on investments	185,251	3,568

Net realized capital gains (losses) on investments	185,251	3,568
Net change in unrealized appreciation/depreciation	119,555	9,470

Net Gain (Loss) on Investment	304,806	13,038
Increase (decrease) in net assets from operations	287,774	23,953

Increase (decrease) in net assets from contract transactions	9,623,831	(21,426)

Total increase (decrease) in net assets	9,911,605	2,527

Net Assets as of December 31, 2010	$10,975,254	$257,203

Investment Income:
Dividends	—	27,539
Investment Expenses:
Mortality and expense risk and other charges	169,136	7,181

Net investment income (loss)	(169,136)	20,358
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	649,927	—
Realized gain (loss) on investments	395,579	11,840

Net realized capital gains (losses) on investments	1,045,506	11,840
Net change in unrealized appreciation/depreciation	(1,241,247)	(23,960)

Net Gain (Loss) on Investment	(195,741)	(12,120)
Increase (decrease) in net assets from operations	(364,877)	8,238

Increase (decrease) in net assets from contract transactions	1,131,755	324,980

Total increase (decrease) in net assets	766,878	333,218

Net Assets as of December 31, 2011	$11,742,132	$590,421

See accompanying notes.

42

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2011

1.	Organization and Summary of Significant Accounting Policies

Organization

Merril Lynch Life Variable Annuity Separate Account D (the Separate Account) is a segregated investment account of Transamerica Advisors Life Insurance Company (TALIC), a wholly-owned subsidiary of AEGON USA, LLC (AUSA). AUSA is an indirect wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specific individual subaccounts is available to contract owners of Merrill Lynch Investor Choice Annuity® and Merrill Lynch IRA Annuity®.

On December 28, 2007 (the Acquisition Date), TALIC was acquired by AUSA. Prior to the Acquisition Date, TALIC was a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc., which is an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. This transaction had no impact on the net asset values or results of the Seprate Account.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
AIM Growth Series (Invesco Growth Series) – Class A Shares	AIM Growth Series (Invesco Growth Series) – Class A Shares
Invesco Mid Cap Core Equity	Invesco Mid Cap Core Equity Fund
AIM Sector Funds (Invesco Sector Funds) – Class A Shares	AIM Sector Funds (Invesco Sector Funds) – Class A Shares
Invesco Van Kampen Comstock	Invesco Van Kampen Comstock Fund
Invesco Van Kampen Value Opportunities	Invesco Van Kampen Value Opportunities Fund
Invesco Van Kampen Mid Cap Growth	Invesco Van Kampen Mid Cap Growth Fund
AIM Counselor Series Trust (Invesco Counselor Series Trust) – Class A	AIM Counselor Series Trust (Invesco Counselor Series Trust) – Class A
Invesco Van Kampen Equity and Income	Invesco Van Kampen Equity and Income Fund
AIM Equity Funds (Invesco Equity Funds) – Class A Shares	AIM Equity Funds (Invesco Equity Funds) – Class A Shares
Invesco Constellation	Invesco Constellation Fund
Invesco Charter	Invesco Charter Fund
AllianceBernstein Growth and Income Fund, Inc. – Class A Shares	AllianceBernstein Growth and Income Fund, Inc. – Class A Shares
AllianceBernstein Growth and Income	AllianceBernstein Growth and Income Fund, Inc.
AllianceBernstein Large Cap Growth Fund, Inc. – Class A Shares	AllianceBernstein Large Cap Growth Fund, Inc. – Class A Shares
AllianceBernstein Large Cap Growth	AllianceBernstein Large Cap Growth Fund, Inc.
The AllianceBernstein Trust – Class A Shares	The AllianceBernstein Trust – Class A Shares
AllianceBernstein International Value	AllianceBernstein International Value Fund
AllianceBernstein Small/Mid Cap Value	AllianceBernstein Small/Mid Cap Value Fund
AllianceBernstein Value	AllianceBernstein Value Fund
The Managers Funds – Class A Shares	The Managers Funds – Class A Shares
Managers Cadence Capital Appreciation	Managers Cadence Capital Appreciation Fund
Allianz Funds – Class A Shares	Allianz Funds – Class A Shares
Allianz NFJ Dividend Value	Allianz NFJ Dividend Value Fund
Allianz NFJ Small-Cap Value	Allianz NFJ Small-Cap Value Fund
Allianz NFJ Mid-Cap Value	Allianz NFJ Mid-Cap Value Fund
American Century Capital Portfolios, Inc. – A Class Shares	American Century Capital Portfolios, Inc. – A Class Shares
American Century Equity Income	American Century Equity Income Fund

43

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2011

1.	Organization and Summary of Significant Accounting Policies (continued)

Subaccount Investment by Mutual Fund (continued):

Subaccount	Mutual Fund
American Century Mutual Funds, Inc. – A Class Shares	American Century Mutual Funds, Inc. – A Class Shares
American Century Ultra	American Century Ultra Fund®
American Funds® – Class A Shares	American Funds® – Class A Shares
American Funds Bond Fund of America® – A *	American Funds Bond Fund of America®, Inc. – A
American Funds Growth Fund of America® – A *	American Funds Growth Fund of America®, Inc. – A
American Funds Income Fund of America® – A *	American Funds Income Fund of America®, Inc. – A
American Funds Investment Company of America® – A *	American Funds Investment Company of America® – A
American Funds® – Class F Shares	American Funds® – Class F Shares
American Funds Bond Fund of America® – F *	American Funds Bond Fund of America®, Inc. – F
American Funds EuroPacific Growth Fund®	American Funds EuroPacific Growth Fund®
American Funds Growth Fund of America® – F *	American Funds Growth Fund of America®, Inc. – F
American Funds Income Fund of America® – F *	American Funds Income Fund of America®, Inc. – F
American Funds Investment Company of America®–F *	American Funds Investment Company of America® – F
BlackRock Basic Value Fund, Inc. – Investor A Shares	BlackRock Basic Value Fund, Inc. – Investor A Shares
BlackRock Basic Value	BlackRock Basic Value Fund, Inc.
BlackRock Bond Fund, Inc. – Investor A Shares	BlackRock Bond Fund, Inc. – Investor A Shares
BlackRock Total Return	BlackRock Total Return Fund
BlackRock High Yield Bond	BlackRock High Yield Bond Portfolio
BlackRock Capital Appreciation – Investor A Shares	BlackRock Capital Appreciation – Investor A Shares
BlackRock Capital Appreciation	BlackRock Capital Appreciation
BlackRock Global SmallCap Fund, Inc. – Investor A Shares	BlackRock Global SmallCap Fund, Inc. – Investor A Shares
BlackRock Global SmallCap	BlackRock Global SmallCap Fund, Inc.
BlackRock Index Funds, Inc. – Investor A Shares	BlackRock Index Funds, Inc. – Investor A Shares
BlackRock International Index	BlackRock International Index Fund
BlackRock Small Cap Index	BlackRock Small Cap Index Fund
BlackRock Funds II – Investor A Shares	BlackRock Funds II – Investor A Shares
BlackRock U.S. Government Bond	BlackRock U.S. Government Bond Portfolio
BlackRock Series Inc. – Investor A Shares	BlackRock Series Inc. – Investor A Shares
BlackRock International	BlackRock International Fund
BlackRock Global Allocation Fund, Inc. – Investor A Shares	BlackRock Global Allocation Fund, Inc. – Investor A Shares
BlackRock Global Allocation	BlackRock Global Allocation Fund, Inc.
BlackRock Global Growth Fund, Inc. – Investor A Shares	BlackRock Global Growth Fund, Inc. – Investor A Shares
BlackRock Global Opportunities	BlackRock Global Opportunities Port folio
BlackRock Index Funds, Inc. – Investor A Shares	BlackRock Index Funds, Inc. – Investor A Shares
BlackRock S&P 500 Index	BlackRock S&P 500 Index Fund
BlackRock Short-Term Bond Series, Inc. – Investor A Shares	BlackRock Short-Term Bond Series, Inc. – Investor A Shares
BlackRock Low Duration Bond	BlackRock Low Duration Bond Portfolio
BlackRock Large Cap Series Fund, Inc. – Investor A Shares	BlackRock Large Cap Series Fund, Inc. – Investor A Shares
BlackRock Large Cap Core	BlackRock Large Cap Core Fund
BlackRock Large Cap Growth	BlackRock Large Cap Growth Fund
BlackRock Large Cap Value	BlackRock Large Cap Value Fund

44

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2011

1.	Organization and Summary of Significant Accounting Policies (continued)

Subaccount Investment by Mutual Fund (continued):

Subaccount	Mutual Fund
BlackRock Value Opportunities Fund, Inc. — Investor A Shares	BlackRock Value Opportunities Fund, Inc. — Investor A Shares
BlackRock Value Opportunities	BlackRock Value Opportunities Fund, Inc.
Cohen & Steers Realty Income Fund, Inc. — Class A Shares	Cohen & Steers Realty Income Fund, Inc. — Class A Shares
Cohen & Steers Realty Income	Cohen & Steers Realty Income Fund, Inc.
Columbia Acorn Trust — Class A Shares	Columbia Acorn Trust — Class A Shares
Columbia Acorn USA	Columbia Acorn USA
Columbia Acorn International	Columbia Acorn International
Columbia Funds Series Trust — Class A Shares	Columbia Funds Series Trust — Class A Shares
Columbia Marsico Growth	Columbia Marsico Growth Fund
Columbia Mid Cap Growth Fund — Class A Shares	Columbia Mid Cap Growth Fund — Class A Shares
Columbia Mid Cap Growth	Columbia Mid Cap Growth Fund
Columbia Funds Series Trust II — Class A Shares	Columbia Funds Series Trust II — Class A Shares
Columbia Select Smaller-Cap Value	Columbia Select Smaller-Cap Value Fund
Davis New York Venture Fund, Inc. — Class A Shares	Davis New York Venture Fund, Inc. — Class A Shares
Davis New York Venture	Davis New York Venture Fund, Inc.
Delaware Group Equity Funds IV — Class A Shares	Delaware Group Equity Funds IV — Class A Shares
Delaware Smid Cap Growth	Delaware Smid Cap Growth Fund
Dreyfus Appreciation Fund, Inc.	Dreyfus Appreciation Fund, Inc.
Dreyfus Appreciation	Dreyfus Appreciation Fund, Inc.
Eaton Vance Mutual Funds Trust — Class A Shares	Eaton Vance Mutual Funds Trust — Class A Shares
Eaton Vance Floating-Rate	Eaton Vance Floating-Rate Fund
Eaton Vance Special Investment Trust — Class A Shares	Eaton Vance Special Investment Trust — Class A Shares
Eaton Vance Large-Cap Value	Eaton Vance Large-Cap Value Fund
Federated Equity Funds — Class A Shares	Federated Equity Funds — Class A Shares
Federated Capital Appreciation	Federated Capital Appreciation Fund
Federated Kaufmann	Federated Kaufmann Fund
Fidelity Advisor Series I — Class A Shares	Fidelity Advisor Series I — Class A Shares
Fidelity® Advisor Equity Growth	Fidelity® Advisor Equity Growth Fund
Fidelity® Advisor Stock Selector Mid Cap	Fidelity® Advisor Stock Selector Mid Cap Fund
Fidelity Advisor Series VIII — Class A Shares	Fidelity Advisor Series VIII — Class A Shares
Fidelity® Advisor Overseas	Fidelity® Advisor Overseas Fund
Janus Advisor Series — Class A Shares	Janus Advisor Series — Class A Shares
Janus Forty	Janus Forty Fund
Janus Enterprise	Janus Enterprise Fund
JPMorgan Trust II — Class A Shares	JPMorgan Trust II — Class A Shares
JPMorgan Multi-Cap Market Neutral	JPMorgan Multi-Cap Market Neutral Fund
JPMorgan Small Cap Growth	JPMorgan Small Cap Growth Fund
Lord Abbett Affiliated Fund, Inc. — Class A Shares	Lord Abbett Affiliated Fund, Inc. — Class A Shares
Lord Abbett Affiliated	Lord Abbett Affiliated Fund, Inc.
Lord Abbett Bond-Debenture Fund, Inc. — Class A Shares	Lord Abbett Bond-Debenture Fund, Inc. — Class A Shares
Lord Abbett Bond-Debenture	Lord Abbett Bond-Debenture Fund, Inc.

45

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2011

1.	Organization and Summary of Significant Accounting Policies (continued)

Subaccount Investment by Mutual Fund (continued):

Subaccount	Mutual Fund
Lord Abbett Mid-Cap Value Fund, Inc. — Class A Shares	Lord Abbett Mid-Cap Value Fund, Inc. — Class A Shares
Lord Abbett Mid-Cap Value	Lord Abbett Mid-Cap Value Fund, Inc.
Ready Assets Prime Money Fund	Ready Assets Prime Money Fund
Ready Assets Prime Money	Ready Assets Prime Money Fund
MFS Series Trust I — Class A Shares	MFS Series Trust I — Class A Shares
MFS® Growth	MFS® Growth Fund
MFS® Research International	MFS® Research International Fund
MFS Series Trust IV — Class A Shares	MFS Series Trust IV — Class A Shares
MFS® Mid Cap Growth	MFS® Mid Cap Growth Fund
Oppenheimer Capital Appreciation Fund — Class A Shares	Oppenheimer Capital Appreciation Fund — Class A Shares
Oppenheimer Capital Appreciation	Oppenheimer Capital Appreciation Fund
Oppenheimer Global Fund — Class A Shares	Oppenheimer Global Fund — Class A Shares
Oppenheimer Global	Oppenheimer Global Fund
Oppenheimer Main Street Funds®, Inc. — Class A Shares	Oppenheimer Main Street Funds®, Inc. — Class A Shares
Oppenheimer Main Street	Oppenheimer Main Street Fund®
Oppenheimer Main Street Small Cap Fund® — Class A Shares	Oppenheimer Main Street Small Cap Fund® — Class A Shares
Oppenheimer Main Street Small Cap	Oppenheimer Main Street Small Cap Fund®
Oppenheimer Quest for Value Funds — Class A Shares	Oppenheimer Quest for Value Funds — Class A Shares
Oppenheimer Quest Opportunity Value	Oppenheimer Quest Opportunity Value Fund
PIMCO Funds — Class A Shares	PIMCO Funds — Class A Shares
PIMCO Commodity Real Return Strategy	PIMCO Commodity Real Return Strategy Fund
PIMCO Low Duration	PIMCO Low Duration Fund
PIMCO Real Return	PIMCO Real Return Fund
PIMCO Total Return	PIMCO Total Return Fund
Pioneer Emerging Markets Fund — Class A Shares	Pioneer Emerging Markets Fund — Class A Shares
Pioneer Emerging Markets	Pioneer Emerging Markets Fund
Pioneer Fund — Class A Shares	Pioneer Fund — Class A Shares
Pioneer	Pioneer Fund
Pioneer High Yield Fund — Class A Shares	Pioneer High Yield Fund — Class A Shares
Pioneer High Yield	Pioneer High Yield Fund
Pioneer Real Estate Shares Fund — Class A Shares	Pioneer Real Estate Shares Fund — Class A Shares
Pioneer Real Estate Shares	Pioneer Real Estate Shares Fund
Pioneer Growth Opportunities Fund	Pioneer Growth Opportunities Fund
Pioneer Growth Opportunities	Pioneer Growth Opportunities Fund
The Putnam Fund for Growth and Income — Class A Shares	The Putnam Fund for Growth and Income — Class A Shares
The Putnam Fund for Growth and Income	The Putnam Fund for Growth and Income
Putnam International Equity Fund — Class A Shares	Putnam International Equity Fund — Class A Shares
Putnam International Equity	Putnam International Equity Fund
Putnam Voyager Fund — Class A Shares	Putnam Voyager Fund — Class A Shares
Putnam Voyager	Putnam Voyager Fund

46

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2011

1.	Organization and Summary of Significant Accounting Policies (continued)

Subaccount Investment by Mutual Fund (continued):

Subaccount	Mutual Fund
Templeton Funds, Inc. – Class A Shares	Templeton Funds, Inc. – Class A Shares
Templeton Foreign	Templeton Foreign Fund
Templeton Growth Fund, Inc. – Class A Shares	Templeton Growth Fund, Inc. – Class A Shares
Templeton Growth	Templeton Growth Fund, Inc.
Transamerica Funds – Class A Shares	Transamerica Funds – Class A Shares
TA WMC Diversified Growth	Transamerica WMC Diversified Growth
TA Morgan Stanley Growth Opportunities	Transamerica Morgan Stanley Growth Opportunities
TA Systematic Small/Mid Cap Value	Transamerica Systematic Small/Mid Cap Value
TA AEGON Flexible Income	Transamerica AEGON Flexible Income

*	Multiple share classes are combined on the financial statement pages

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
BlackRock High Yield Bond	September 9, 2011
BlackRock Global Opportunities	September 9, 2011
MFS® Growth	August 26, 2011
BlackRock International	August 12, 2011
BlackRock U.S. Government Bond	July 15, 2011
BlackRock Low Duration Bond	July 15, 2011
Invesco VanKampen Value Opportunities	May 19, 2011
Columbia Mid Cap Growth	April 8, 2011
Delaware Smid Cap Growth	October 8, 2010
TA AEGON Flexible Income	November 13, 2009
Pioneer Growth Opportunities	August 28, 2009
Janus Enterprise	July 2, 2009
Invesco Van Kampen Mid Cap Growth	July 11, 2008
Pioneer Real Estate Shares	May 1, 2008
TA WMC Diversified Growth	May 1, 2008
TA Morgan Stanley Growth Opportunities	May 1, 2008
TA Systematic Small/Mid Cap Value	May 1, 2008
BlackRock Total Return	December 10, 2007
AllianceBernstein International Value	May 1, 2007
Managers Cadence Capital Appreciation	May 1, 2007
Allianz NFJ Dividend Value	May 1, 2007
Columbia Acorn International	May 1, 2007
Eaton Vance Large-Cap Value	May 1, 2007
Janus Forty	May 1, 2007
JPMorgan Small Cap Growth	May 1, 2007
PIMCO Low Duration	May 1, 2007

47

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2011

1.	Organization and Summary of Significant Accounting Policies (continued)

Effective December 12, 2011, “Transamerica” has been changed to “TA” in the Subaccount names. The following Mutual Fund name changes were made effective during the fiscal year ended December 31, 2011:

Mutual Fund	Formerly
Allianz NFJ Mid-Cap Value Fund	Allianz NFJ Renaissance Fund (Formerly Allianz OCC Renaissance Fund)
Fidelity® Advisor Stock Selector Mid Cap Fund	Fidelity® Advisor Mid Cap Growth Fund
Transamerica Morgan Stanley Growth Opportunities	Transamerica Growth Opportunities
Transamerica Systematic Small/Mid Cap Value	Transamerica Small/Mid Cap Value
Transamerica AEGON Flexible Income	Transamerica Flexible Income

The following Portfolio mergers were made effective during the fiscal year ended December 31, 2011:

Mutual Fund	Formerly
Invesco VanKampen Value Opportunities Fund	Invesco Basic Value Fund
BlackRock U.S. Government Bond Portfolio	BlackRock Government Income Portfolio
BlackRock Low Duration Bond Portfolio	BlackRock Short-Term Bond Fund
BlackRock International Fund	BlackRock International Value Fund
BlackRock High Yield Bond Portfolio	BlackRock High Income Fund
BlackRock Global Opportunities Portfolio	BlackRock Global Growth Fund
Columbia Mid Cap Growth Fund	Seligman Captial Fund
MFS® Growth Fund	MFS® Core Growth Fund

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2011.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statement of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Accounting Policy

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

48

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2011

2.	Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2011 were as follows:

Subaccount	Purchases	Sales
Invesco Mid Cap Core Equity	$1,077,690	$1,540,746
Invesco Van Kampen Comstock	23,757,770	14,327,243
Invesco Van Kampen Value Opportunities	294,462	17,781
Invesco Van Kampen Mid Cap Growth	526,803	894,221
Invesco Van Kampen Equity and Income	708,531	1,489,525
Invesco Constellation	84,916	86,372
Invesco Charter	298,712	3,420,841
AllianceBernstein Growth and Income	1,525,985	559,724
AllianceBernstein Large Cap Growth	743,418	937,202
AllianceBernstein International Value	801,759	1,339,127
AllianceBernstein Small/Mid Cap Value	4,431,001	1,957,711
AllianceBernstein Value	296,324	365,969
Managers Cadence Capital Appreciation	1,513	12,860
Allianz NFJ Dividend Value	1,911,457	1,310,582
Allianz NFJ Small-Cap Value	1,338,361	8,406,620
Allianz NFJ Mid-Cap Value	134,209	858,241
American Century Equity Income	3,813,731	2,990,490
American Century Ultra	1,765	5,268
American Funds Bond Fund of America®	1,578,391	25,834,934
American Funds EuroPacific Growth Fund®	638,036	18,963,102
American Funds Growth Fund of America®	1,022,865	62,333,366
American Funds Income Fund of America®	2,187,834	22,726,800
American Funds Investment Company of America®	1,411,507	30,484,877
BlackRock Basic Value	5,680,525	11,530,223
BlackRock Total Return	2,220,732	2,833,223
BlackRock High Yield Bond	14,406,819	952,054
BlackRock Capital Appreciation	22,784,675	12,266,545
BlackRock Global SmallCap	80,826	198,066
BlackRock International Index	25,629	100,092
BlackRock Small Cap Index	1,164	2,830
BlackRock U.S. Government Bond	34,195,179	6,484,370
BlackRock International	1,683,479	122,692
BlackRock Global Allocation	20,464,917	32,925,598
BlackRock Global Opportunities	1,987,537	21,676
BlackRock S&P 500 Index	3,124,111	2,682,172
BlackRock Low Duration Bond	201,220	14,281

49

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2011

2.	Investments (continued)

Subaccount	Purchases	Sales
BlackRock Large Cap Core	$961,996	$2,176,433
BlackRock Large Cap Growth	2,484,062	2,830,752
BlackRock Large Cap Value	1,611,480	2,307,375
BlackRock Value Opportunities	1,188,958	2,238,750
Cohen & Steers Realty Income	67,795	183,797
Columbia Acorn USA	2,447,867	2,196,889
Columbia Acorn International	8,563,407	3,604,581
Columbia Marsico Growth	2,933,045	2,385,113
Columbia Mid Cap Growth	422,964	76,603
Columbia Select Smaller-Cap Value	1,793,663	2,444,440
Davis New York Venture	2,118,186	16,141,328
Delaware Smid Cap Growth	1,515,618	2,147,835
Dreyfus Appreciation	6,871,172	4,910,045
Eaton Vance Floating-Rate	2,075,194	1,794,645
Eaton Vance Large-Cap Value	10,277,309	14,917,896
Federated Capital Appreciation	270,392	521,661
Federated Kaufmann	585,799	1,482,751
Fidelity® Advisor Equity Growth	703,994	523,680
Fidelity® Advisor Stock Selector Mid Cap	7,603	485,187
Fidelity® Advisor Overseas	33,802	682,971
Janus Forty	2,567,211	3,539,229
Janus Enterprise	638,899	1,078,418
JPMorgan Multi-Cap Market Neutral	292,039	492,105
JPMorgan Small Cap Growth	593,034	524,617
Lord Abbett Affiliated	569,652	705,979
Lord Abbett Bond-Debenture	5,272,447	6,421,594
Lord Abbett Mid-Cap Value	1,134,441	5,957,948
Ready Assets Prime Money	21,987,677	22,800,404
MFS® Growth	2,046,697	597,870
MFS® Research International	2,528,136	9,968,915
MFS® Mid Cap Growth	886,053	3,713,508
Oppenheimer Capital Appreciation	269,887	344,010
Oppenheimer Global	764,114	1,240,038
Oppenheimer Main Street	522,242	609,240
Oppenheimer Main Street Small Cap	628,913	283,597
Oppenheimer Quest Opportunity Value	218,318	539,424
PIMCO Commodity Real Return Strategy	6,595,923	2,836,170
PIMCO Low Duration	5,886,430	6,114,404
PIMCO Real Return	7,908,177	10,859,278

50

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2011

2.	Investments (continued)

Subaccount	Purchases	Sales
PIMCO Total Return	$29,934,882	$65,023,750
Pioneer Emerging Markets	2,373,593	1,451,673
Pioneer	644,180	1,925,838
Pioneer High Yield	1,555,801	1,068,584
Pioneer Real Estate Shares	923,736	601,462
Pioneer Growth Opportunities	185,786	70,889
The Putnam Fund for Growth and Income	254,886	39,026
Putnam International Equity	219,081	699,516
Putnam Voyager	9,784,270	4,829,209
Templeton Foreign	21,389,092	29,683,833
Templeton Growth	1,279,050	2,347,076
TA WMC Diversified Growth	13,404,328	6,423,795
TA Morgan Stanley Growth Opportunities	11,704,643	3,765,713
TA Systematic Small/Mid Cap Value	3,341,713	1,729,166
TA AEGON Flexible Income	535,537	190,200

51

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

3.	Change in Units

The changes in units outstanding were as follows:

	Year ended December 31,
	2011			2010
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
Invesco Mid Cap Core Equity	2,027	(38,570)	(36,543)	—	(974,257)	(974,257)
Invesco Van Kampen Comstock	5,575,244	(4,608,260)	966,984	2,307,355	4,533,891	6,841,246
Invesco Van Kampen Value Opportunities	8	278,949	278,957	—	—	—
Invesco Van Kampen Mid Cap Growth	202,278	(246,285)	(44,007)	474,859	(511,233)	(36,374)
Invesco Van Kampen Equity and Income	115,754	(163,914)	(48,160)	3,952,739	(4,099,301)	(146,562)
Invesco Constellation	38,246	(38,079)	167	107,177	(127,986)	(20,809)
Invesco Charter	4,700,370	(4,956,246)	(255,876)	4,248,043	(4,158,668)	89,375
AllianceBernstein Growth and Income	332,384	(273,216)	59,168	578,534	(674,083)	(95,549)
AllianceBernstein Large Cap Growth	318,891	(326,861)	(7,970)	48,388,754	(54,667,647)	(6,278,893)
AllianceBernstein International Value	1,427	(91,314)	(89,887)	—	(57,741)	(57,741)
AllianceBernstein Small/Mid Cap Value	1,333	147,100	148,433	30,898	(3,625)	27,273
AllianceBernstein Value	1,194	(9,002)	(7,808)	9,328	(2,475)	6,853
Managers Cadence Capital Appreciation	—	(1,128)	(1,128)	—	(646)	(646)
Allianz NFJ Dividend Value	654	73,578	74,232	—	(77,969)	(77,969)
Allianz NFJ Small-Cap Value	119,737	(495,733)	(375,996)	—	(127,823)	(127,823)
Allianz NFJ Mid-Cap Value	60,538	(93,114)	(32,576)	4,255,442	(4,286,574)	(31,132)
American Century Equity Income	586,701	(542,666)	44,035	1,468,992	(1,482,063)	(13,071)
American Century Ultra	—	(227)	(227)	—	(3,017)	(3,017)
American Funds Bond Fund of America®	119,026	(2,152,430)	(2,033,404)	6,182,294	(10,463,914)	(4,281,620)
American Funds EuroPacific Growth Fund®	—	(1,102,322)	(1,102,322)	727,239	(6,844,072)	(6,116,833)
American Funds Growth Fund of America®	118,492	(4,109,183)	(3,990,691)	8,540,686	(10,098,937)	(1,558,251)
American Funds Income Fund of America®	57,984	(1,485,074)	(1,427,090)	3,138,585	(3,799,272)	(660,687)
American Funds Investment Company of America®	57,984	(2,147,024)	(2,089,040)	5,307,274	(6,100,933)	(793,659)
BlackRock Basic Value	5,229,619	(5,618,799)	(389,180)	4,617,375	(7,363,447)	(2,746,072)
BlackRock Total Return	220,428	(288,175)	(67,747)	384,618	(484,893)	(100,275)
BlackRock High Yield Bond	2,562	1,318,192	1,320,754	—	—	—
BlackRock Capital Appreciation	8,882,267	(7,900,223)	982,044	4,433,895	(1,133,285)	3,300,610
BlackRock Global SmallCap	—	(7,017)	(7,017)	—	(11,540)	(11,540)
BlackRock International Index	—	(6,824)	(6,824)	—	(2,640)	(2,640)
BlackRock Small Cap Index	—	(88)	(88)	—	(94)	(94)

52

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

3.	Change in Units (continued)

	Year ended December 31,
	2011			2010
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
BlackRock U.S. Government Bond	6,793,032	(4,062,691)	2,730,341	—	—	—
BlackRock International	46	156,496	156,542	—	—	—
BlackRock Global Allocation	3,438,480	(4,164,158)	(725,678)	8,772,746	(8,535,233)	237,513
BlackRock Global Opportunities	20,388	176,723	197,111	—	—	—
BlackRock S&P 500 Index	365,723	(326,503)	39,220	665,910	(772,618)	(106,708)
BlackRock Low Duration Bond	1	18,600	18,601	—	—	—
BlackRock Large Cap Core	228	(92,899)	(92,671)	—	(86,388)	(86,388)
BlackRock Large Cap Growth	787	(19,912)	(19,125)	1,238,610	(5,500,341)	(4,261,731)
BlackRock Large Cap Value	2,242	(58,768)	(56,526)	16,150	(32,209)	(16,059)
BlackRock Value Opportunities	229,924	(255,962)	(26,038)	707,849	(803,667)	(95,818)
Cohen & Steers Realty Income	—	(9,360)	(9,360)	—	(15,308)	(15,308)
Columbia Acorn USA	4,565	35,485	40,050	240,807	(299,525)	(58,718)
Columbia Acorn International	11,002	428,756	439,758	2,364	2,652,470	2,654,834
Columbia Marsico Growth	3,583	57,376	60,959	—	(50,415)	(50,415)
Columbia Mid Cap Growth	62	33,463	33,525	—	—	—
Columbia Select Smaller-Cap Value	1,256,549	(1,294,397)	(37,848)	556,971	(264,914)	292,057
Davis New York Venture	68,121,331	(69,079,886)	(958,555)	9,658,591	(17,903,761)	(8,245,170)
Delaware Smid Cap Growth	242,481	(309,444)	(66,963)	933,181	(335,062)	598,119
Dreyfus Appreciation	10,604	151,398	162,002	4,847,147	(2,090,789)	2,756,358
Eaton Vance Floating-Rate	461	15,868	16,329	172	18,723	18,895
Eaton Vance Large-Cap Value	30,187	(524,688)	(494,501)	—	2,784,936	2,784,936
Federated Capital Appreciation	1,529	(21,492)	(19,963)	—	(4,154,070)	(4,154,070)
Federated Kaufmann	887	(67,585)	(66,698)	—	(580,747)	(580,747)
Fidelity® Advisor Equity Growth	150,396	(137,918)	12,478	151,676	(164,806)	(13,130)
Fidelity® Advisor Stock Selector Mid Cap	1,142	(25,850)	(24,708)	21	(9,597)	(9,576)
Fidelity® Advisor Overseas	74	(34,244)	(34,170)	62,548	(100,896)	(38,348)
Janus Forty	—	(87,269)	(87,269)	62,538	(5,004,269)	(4,941,731)
Janus Enterprise	528	(24,789)	(24,261)	—	(528,834)	(528,834)
JPMorgan Multi-Cap Market Neutral	155	(20,783)	(20,628)	—	(3,199)	(3,199)
JPMorgan Small Cap Growth	1,340	2,475	3,815	—	(11,922)	(11,922)
Lord Abbett Affiliated	—	(14,284)	(14,284)	16,013	(5,409)	10,604
Lord Abbett Bond-Debenture	477,458	(591,777)	(114,319)	1,167,032	(1,294,383)	(127,351)

53

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

3.	Change in Units (continued)

	Year ended December 31,
	2011			2010
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
Lord Abbett Mid-Cap Value	297,969	(574,036)	(276,067)	1,472,823	(1,770,913)	(298,090)
Ready Assets Prime Money	2,166,792	(2,223,572)	(56,780)	2,064,458	(2,808,708)	(744,250)
MFS® Growth	204,749	(59,500)	145,249	—	—	—
MFS® Research International	4,689,123	(5,030,659)	(341,536)	2,457,862	(1,158,943)	1,298,919
MFS® Mid Cap Growth	3,502,309	(3,664,649)	(162,340)	1,412,299	(530,782)	881,517
Oppenheimer Capital Appreciation	—	(5,419)	(5,419)	—	(23,198)	(23,198)
Oppenheimer Global	111,811	(135,288)	(23,477)	277,978	(437,155)	(159,177)
Oppenheimer Main Street	105,768	(108,088)	(2,320)	221,395	(256,009)	(34,614)
Oppenheimer Main Street Small Cap	979	26,608	27,587	—	(18,164)	(18,164)
Oppenheimer Quest Opportunity Value	49,469	(75,602)	(26,133)	136,607	(236,620)	(100,013)
PIMCO Commodity Real Return Strategy	3,710	(48,646)	(44,936)	—	(192,161)	(192,161)
PIMCO Low Duration	9,330	(51,993)	(42,663)	11,599	2,212,407	2,224,006
PIMCO Real Return	11,726	(392,854)	(381,128)	—	494,048	494,048
PIMCO Total Return	14,003,322	(16,787,079)	(2,783,757)	14,804,732	(18,716,351)	(3,911,619)
Pioneer Emerging Markets	1,540	66,163	67,703	—	(880,074)	(880,074)
Pioneer	66	(102,705)	(102,639)	4,873,853	(4,763,758)	110,095
Pioneer High Yield	1,224	21,645	22,869	144,472	(827,553)	(683,081)
Pioneer Real Estate Shares	921	30,588	31,509	—	(770,238)	(770,238)
Pioneer Growth Opportunities	—	7,678	7,678	—	(3,129)	(3,129)
The Putnam Fund for Growth and Income	72,228	(57,371)	14,857	3,136,413	(3,165,113)	(28,700)
Putnam International Equity	50,605	(84,706)	(34,101)	323,964	(334,180)	(10,216)
Putnam Voyager	5,917,616	(5,591,799)	325,817	3,860,626	(2,946,272)	914,354
Templeton Foreign	5,553,241	(5,956,611)	(403,370)	3,402,658	4,766,455	8,169,113
Templeton Growth	88,530	(165,157)	(76,627)	372,745	(417,043)	(44,298)
TA WMC Diversified Growth	33,504	899,012	932,516	—	9,135,042	9,135,042
TA Morgan Stanley Growth Opportunities	9,321	180,555	189,876	3,134	2,561,908	2,565,042
TA Systematic Small/Mid Cap Value	3,167	115,739	118,906	2,778	847,397	850,175
TA AEGON Flexible Income	—	284,517	284,517	—	(22,113)	(22,113)

54

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2011

4.	Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Invesco Mid Cap Core Equity
	12/31/2011		257,745	$12.92	to	$12.46	$3,263,408	—%	1.25%	to	1.75%	(7.40)%	to	(7.85)%
	12/31/2010		294,288	13.95	to	13.52	4,036,558	0.07	1.25	to	1.75	11.13	to	10.59
	12/31/2009		1,268,545	12.55	to	12.23	15,716,671	0.14	1.25	to	1.75	28.55	to	27.91
	12/31/2008		205,861	9.76	to	9.56	1,987,232	1.00	1.25	to	1.75	(28.40)	to	(28.75)
	12/31/2007		144,054	13.63	to	13.45	1,947,844	1.52	1.25	to	1.65	8.48	to	8.04
Invesco Van Kampen Comstock
	12/31/2011		8,975,071	11.15	to	10.76	108,515,197	1.32	1.25	to	1.75	(3.18)	to	(3.65)
	12/31/2010		8,008,087	11.52	to	11.17	102,909,514	1.01	1.25	to	1.75	14.18	to	13.62
	12/31/2009		1,166,841	10.09	to	9.83	15,622,773	1.66	1.25	to	1.75	27.84	to	27.21
	12/31/2008		1,091,756	7.89	to	7.73	11,266,605	2.08	1.25	to	1.75	(36.72)	to	(37.04)
	12/31/2007		1,246,694	12.47	to	12.30	20,577,895	2.17	1.25	to	1.65	(3.17)	to	(3.56)
Invesco Van Kampen Value Opportunities
	12/31/2011	(1)	278,957	0.92	to	0.91	255,206	0.01	1.25	to	1.75	(90.84)	to	(90.87)
Invesco Van Kampen Mid Cap Growth
	12/31/2011		260,948	10.75	to	10.75	2,804,600	—	1.30	to	1.30	(10.27)	to	(10.27)
	12/31/2010		304,955	11.98	to	11.98	3,652,653	—	1.30	to	1.30	25.71	to	25.71
	12/31/2009		341,329	9.53	to	9.53	3,252,173	—	1.30	to	1.30	57.25	to	57.25
	12/31/2008	(1)	313,394	6.06	to	6.06	1,898,892	—	1.30	to	1.30	(49.09)	to	(49.09)
Invesco Van Kampen Equity and Income
	12/31/2011		319,474	16.57	to	16.57	5,295,150	1.88	1.30	to	1.30	(2.50)	to	(2.50)
	12/31/2010		367,634	17.00	to	17.00	6,249,477	1.99	1.30	to	1.30	10.95	to	10.95
	12/31/2009		514,196	15.32	to	15.32	7,878,050	1.99	1.30	to	1.30	21.92	to	21.92
	12/31/2008		463,490	12.57	to	12.57	5,824,679	2.74	1.30	to	1.30	(25.78)	to	(25.78)
	12/31/2007		5,620,518	16.93	to	16.93	95,141,822	2.36	1.30	to	1.30	1.89	to	1.89
Invesco Constellation
	12/31/2011		54,042	11.76	to	11.76	635,452	—	1.30	to	1.30	(9.46)	to	(9.46)
	12/31/2010		53,875	12.99	to	12.99	699,685	—	1.30	to	1.30	13.65	to	13.65
	12/31/2009		74,684	11.43	to	11.43	853,447	0.34	1.30	to	1.30	18.98	to	18.98
	12/31/2008		75,971	9.60	to	9.60	729,653	—	1.30	to	1.30	(43.42)	to	(43.42)
	12/31/2007		88,084	16.97	to	16.97	1,494,869	—	1.30	to	1.30	10.53	to	10.53
Invesco Charter
	12/31/2011		1,137,191	11.30	to	11.30	12,851,194	0.57	1.30	to	1.30	(1.39)	to	(1.39)
	12/31/2010		1,393,067	11.46	to	11.46	15,964,236	0.12	1.30	to	1.30	6.71	to	6.71
	12/31/2009		1,303,692	10.74	to	10.74	13,999,976	0.16	1.30	to	1.30	28.50	to	28.50
	12/31/2008		8,749,968	8.36	to	8.36	73,125,628	3.34	1.30	to	1.30	(29.41)	to	(29.41)
	12/31/2007		39,855	11.84	to	11.84	471,711	1.37	1.30	to	1.30	6.97	to	6.97

55

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2011

4.	Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
AllianceBernstein Growth and Income
	12/31/2011		184,316	$15.52	to	$15.52	$2,860,565	1.22%	1.25%	to	1.30%	4.23%	to	4.23%
	12/31/2010		125,148	14.89	to	14.89	1,863,507	0.77	1.30	to	1.30	11.68	to	11.68
	12/31/2009		220,697	13.33	to	13.33	2,942,552	0.29	1.30	to	1.30	19.37	to	19.37
	12/31/2008		162,592	11.17	to	11.17	1,816,086	1.36	1.30	to	1.30	(41.55)	to	(41.55)
	12/31/2007		172,963	19.10	to	19.10	3,304,164	0.52	1.30	to	1.30	4.11	to	4.11
AllianceBernstein Large Cap Growth
	12/31/2011		152,817	15.86	to	15.86	2,424,098	—	1.30	to	1.30	(2.16)	to	(2.16)
	12/31/2010		160,787	16.21	to	16.21	2,606,755	—	1.30	to	1.30	8.01	to	8.01
	12/31/2009		6,439,680	15.01	to	15.01	96,664,900	—	1.30	to	1.30	39.33	to	39.33
	12/31/2008		148,423	10.77	to	10.77	1,599,080	—	1.30	to	1.30	(32.57)	to	(32.57)
	12/31/2007		864,771	15.97	to	15.97	13,811,981	—	1.30	to	1.30	12.26	to	12.26
AllianceBernstein International Value
	12/31/2011		379,980	5.10	to	4.98	1,913,473	3.64	1.25	to	1.75	(21.19)	to	(21.57)
	12/31/2010		469,867	6.48	to	6.35	3,010,378	3.13	1.25	to	1.75	2.11	to	1.61
	12/31/2009		527,608	6.34	to	6.25	3,319,287	1.45	1.25	to	1.75	32.56	to	31.90
	12/31/2008		532,203	4.79	to	4.74	2,533,174	—	1.25	to	1.75	(54.14)	to	(54.38)
	12/31/2007	(1)	300,351	10.43	to	10.40	3,124,352	3.87	1.25	to	1.65	(1.10)	to	(1.36)
AllianceBernstein Small/Mid Cap Value
	12/31/2011		349,177	13.74	to	13.26	4,697,816	0.17	1.25	to	1.75	(9.53)	to	(9.98)
	12/31/2010		200,744	15.19	to	14.73	3,000,444	0.10	1.25	to	1.75	24.95	to	24.34
	12/31/2009		173,471	12.16	to	11.84	2,081,637	0.21	1.25	to	1.75	40.05	to	39.35
	12/31/2008		787,421	8.68	to	8.50	6,765,917	0.65	1.25	to	1.75	(35.41)	to	(35.73)
	12/31/2007		678,143	13.43	to	13.26	9,037,419	0.10	1.25	to	1.65	0.99	to	0.58
AllianceBernstein Value
	12/31/2011		79,692	9.01	to	8.69	709,210	1.42	1.25	to	1.75	(5.18)	to	(5.65)
	12/31/2010		87,500	9.50	to	9.21	822,022	1.05	1.25	to	1.75	10.02	to	9.48
	12/31/2009		80,647	8.64	to	8.41	689,207	1.87	1.25	to	1.75	17.59	to	17.00
	12/31/2008		63,070	7.34	to	7.19	458,700	2.35	1.25	to	1.75	(42.64)	to	(42.93)
	12/31/2007		62,609	12.80	to	12.63	794,586	1.86	1.25	to	1.65	(5.70)	to	(6.08)
Managers Cadence Capital Appreciation
	12/31/2011		6,310	8.73	to	8.48	54,267	0.07	1.25	to	1.75	(4.26)	to	(4.73)
	12/31/2010		7,438	9.12	to	8.90	66,965	0.42	1.25	to	1.75	14.20	to	13.64
	12/31/2009		8,084	7.99	to	7.83	63,886	0.24	1.25	to	1.75	20.92	to	20.32
	12/31/2008		7,277	6.60	to	6.51	47,686	—	1.25	to	1.75	(43.52)	to	(43.80)
	12/31/2007	(1)	870	11.69	to	11.60	10,168	0.66	1.25	to	1.65	15.59	to	15.13
Allianz NFJ Dividend Value
	12/31/2011		575,222	8.21	to	8.01	4,662,102	2.78	1.25	to	1.75	1.82	to	1.32
	12/31/2010		500,990	8.06	to	7.91	3,995,095	3.31	1.25	to	1.75	11.68	to	11.13
	12/31/2009		578,959	7.22	to	7.11	4,144,207	4.06	1.25	to	1.75	11.51	to	10.95
	12/31/2008		352,909	6.47	to	6.41	2,271,616	3.07	1.25	to	1.75	(37.08)	to	(37.39)
	12/31/2007	(1)	164,361	10.28	to	10.24	1,684,813	3.29	1.25	to	1.65	(2.28)	to	(2.54)

56

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2011

4.	Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Allianz NFJ Small-Cap Value
	12/31/2011	538,089	$16.52	to	$15.94	$11,906,061	1.14%	1.25%	to	1.75%	0.85%	to	0.36%
	12/31/2010	914,085	16.38	to	15.88	19,262,610	1.58	1.25	to	1.75	23.35	to	22.75
	12/31/2009	1,041,908	13.28	to	12.94	17,854,020	1.90	1.25	to	1.75	22.40	to	21.80
	12/31/2008	1,337,821	10.85	to	10.62	19,660,461	1.39	1.25	to	1.75	(27.42)	to	(27.78)
	12/31/2007	1,256,373	14.94	to	14.75	25,245,515	1.58	1.25	to	1.65	4.73	to	4.31
Allianz NFJ Mid-Cap Value
	12/31/2011	180,725	11.25	to	10.85	3,812,571	1.03	1.25	to	1.75	(2.48)	to	(2.96)
	12/31/2010	213,301	11.53	to	11.18	4,618,696	4.91	1.25	to	1.75	19.00	to	18.42
	12/31/2009	244,433	9.69	to	9.44	4,439,166	1.59	1.25	to	1.75	31.91	to	31.25
	12/31/2008	286,263	7.35	to	7.19	3,943,244	1.16	1.25	to	1.75	(40.81)	to	(41.11)
	12/31/2007	314,058	12.41	to	12.25	7,219,674	0.18	1.25	to	1.65	4.17	to	3.75
American Century Equity Income
	12/31/2011	371,992	12.58	to	12.13	6,281,878	2.38	1.25	to	1.75	2.03	to	1.53
	12/31/2010	327,957	12.33	to	11.95	5,401,826	2.86	1.25	to	1.75	11.61	to	11.06
	12/31/2009	341,028	11.04	to	10.76	5,017,894	2.76	1.25	to	1.75	10.56	to	10.01
	12/31/2008	585,765	9.99	to	9.78	7,847,091	2.88	1.25	to	1.75	(21.29)	to	(21.68)
	12/31/2007	823,183	12.68	to	12.52	14,045,507	1.93	1.25	to	1.65	0.11	to	(0.29)
American Century Ultra
	12/31/2011	5,232	11.05	to	10.65	56,925	—	1.25	to	1.75	(0.29)	to	(0.78)
	12/31/2010	5,459	11.08	to	10.74	59,692	—	1.25	to	1.75	14.86	to	14.30
	12/31/2009	8,476	9.64	to	9.39	80,570	0.26	1.25	to	1.75	33.37	to	32.71
	12/31/2008	8,554	7.23	to	7.08	61,135	0.21	1.25	to	1.75	(42.67)	to	(42.96)
	12/31/2007	9,079	12.61	to	12.45	113,494	—	1.25	to	1.65	19.95	to	19.47
American Funds Bond Fund of America®
	12/31/2011	2,189,295	12.01	to	11.59	29,969,491	3.18	1.25	to	1.75	5.17	to	4.65
	12/31/2010	4,222,699	11.42	to	11.07	53,233,392	3.89	1.25	to	1.75	5.96	to	5.44
	12/31/2009	8,504,319	10.78	to	10.50	96,958,825	7.17	1.25	to	1.75	13.51	to	12.94
	12/31/2008	9,569,903	9.50	to	9.30	98,385,049	6.08	1.25	to	1.75	(13.41)	to	(13.84)
	12/31/2007	9,228,500	10.96	to	10.82	108,102,731	12.95	1.25	to	1.65	2.05	to	1.64
American Funds EuroPacific Growth Fund®
	12/31/2011	557,676	14.23	to	13.73	7,804,819	0.89	1.25	to	1.75	(14.66)	to	(15.08)
	12/31/2010	1,659,998	16.68	to	16.17	27,264,855	1.55	1.25	to	1.75	8.03	to	7.50
	12/31/2009	7,776,831	15.44	to	15.04	118,530,713	2.19	1.25	to	1.75	37.38	to	36.69
	12/31/2008	6,064,550	11.24	to	11.00	67,447,841	1.88	1.25	to	1.75	(41.32)	to	(41.61)
	12/31/2007	5,065,023	19.14	to	18.89	96,202,473	2.33	1.25	to	1.65	17.39	to	16.92
American Funds Growth Fund of America®
	12/31/2011	4,883,987	12.34	to	11.90	77,459,649	0.58	1.25	to	1.75	(6.01)	to	(6.47)
	12/31/2010	8,874,678	13.13	to	12.73	141,995,592	0.84	1.25	to	1.75	10.91	to	10.36
	12/31/2009	10,432,929	11.84	to	11.53	150,482,603	0.85	1.25	to	1.75	32.91	to	32.25
	12/31/2008	14,650,637	8.91	to	8.72	153,162,512	0.80	1.25	to	1.75	(39.86)	to	(40.16)
	12/31/2007	12,966,067	14.80	to	14.61	234,685,860	1.60	1.25	to	1.65	9.52	to	9.08

57

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2011

4.	Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
American Funds Income Fund of America®
	12/31/2011		2,243,640	$13.24	to	$12.77	$38,128,351	3.72%	1.25%	to	1.75%	4.24%	to	3.73%
	12/31/2010		3,670,730	12.70	to	12.31	57,637,653	4.68	1.25	to	1.75	10.56	to	10.02
	12/31/2009		4,331,417	11.49	to	11.19	61,396,556	5.05	1.25	to	1.75	22.85	to	22.24
	12/31/2008		4,846,810	9.35	to	9.15	56,172,038	4.87	1.25	to	1.75	(29.88)	to	(30.23)
	12/31/2007		5,596,640	13.33	to	13.16	93,488,679	4.26	1.25	to	1.65	2.40	to	1.99
American Funds Investment Company of America®
	12/31/2011		3,366,604	11.63	to	11.22	49,811,057	1.78	1.25	to	1.75	(3.04)	to	(3.52)
	12/31/2010		5,455,644	12.00	to	11.63	80,436,304	2.13	1.25	to	1.75	9.42	to	8.88
	12/31/2009		6,249,303	10.96	to	10.68	84,215,179	2.56	1.25	to	1.75	25.63	to	25.01
	12/31/2008		6,831,236	8.73	to	8.54	73,770,208	2.40	1.25	to	1.75	(35.62)	to	(35.94)
	12/31/2007		8,093,176	13.55	to	13.37	138,603,402	1.83	1.25	to	1.65	4.50	to	4.08
BlackRock Basic Value
	12/31/2011		2,034,655	11.46	to	11.05	31,860,533	1.45	1.25	to	1.75	(4.21)	to	(4.68)
	12/31/2010		2,423,835	11.96	to	11.59	39,383,468	1.35	1.25	to	1.75	11.27	to	10.72
	12/31/2009		5,169,907	10.75	to	10.47	58,749,154	3.71	1.25	to	1.75	28.83	to	28.19
	12/31/2008		3,045,806	8.34	to	8.17	30,468,594	2.41	1.25	to	1.75	(37.45)	to	(37.76)
	12/31/2007		2,607,637	13.33	to	13.16	40,425,632	1.82	1.25	to	1.65	(0.34)	to	(0.74)
BlackRock Total Return
	12/31/2011		744,856	11.96	to	11.53	9,132,945	3.69	1.25	to	1.75	3.03	to	2.52
	12/31/2010		812,603	11.60	to	11.25	9,697,342	4.11	1.25	to	1.75	8.37	to	7.84
	12/31/2009		912,878	10.71	to	10.43	10,096,209	5.30	1.25	to	1.75	14.47	to	13.90
	12/31/2008		832,586	9.35	to	9.16	8,078,125	5.01	1.25	to	1.75	(12.69)	to	(13.12)
	12/31/2007	(1)	3,881,872	10.71	to	10.57	44,223,039	4.48	1.25	to	1.65	3.41	to	2.99
BlackRock High Yield Bond
	12/31/2011	(1)	1,320,754	10.18	to	10.17	13,439,369	2.38	1.25	to	1.75	1.84	to	1.68
BlackRock Capital Appreciation
	12/31/2011		9,787,209	12.09	to	11.66	123,417,611	—	1.25	to	1.75	(10.25)	to	(10.69)
	12/31/2010		8,805,165	13.48	to	13.06	125,232,972	—	1.25	to	1.75	17.83	to	17.25
	12/31/2009		5,504,555	11.44	to	11.14	64,177,057	0.61	1.25	to	1.75	34.85	to	34.18
	12/31/2008		5,454,090	8.48	to	8.30	48,617,992	—	1.25	to	1.75	(39.98)	to	(40.28)
	12/31/2007		3,602,979	14.12	to	13.94	52,797,928	—	1.25	to	1.65	18.40	to	17.93
BlackRock Global SmallCap
	12/31/2011		68,356	14.27	to	13.77	961,933	1.02	1.25	to	1.75	(11.79)	to	(12.22)
	12/31/2010		75,373	16.18	to	15.68	1,204,427	0.54	1.25	to	1.75	16.85	to	16.28
	12/31/2009		86,913	13.85	to	13.49	1,190,406	—	1.25	to	1.75	33.04	to	32.38
	12/31/2008		93,244	10.41	to	10.19	961,710	0.05	1.25	to	1.75	(38.56)	to	(38.86)
	12/31/2007		126,850	16.93	to	16.71	2,133,669	0.61	1.25	to	1.65	14.88	to	14.41

58

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2011

4.	Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
BlackRock International Index
	12/31/2011		32,186	$11.29	to	$10.89	$356,580	2.55%	1.30%	to	1.75%	(13.92)%	to	(14.34)%
	12/31/2010		39,010	13.11	to	12.71	502,737	2.79	1.25	to	1.75	5.70	to	5.18
	12/31/2009		41,650	12.40	to	12.08	509,053	2.46	1.25	to	1.75	26.41	to	25.78
	12/31/2008		44,845	9.81	to	9.61	434,732	1.93	1.25	to	1.75	(43.16)	to	(43.44)
	12/31/2007		62,702	17.25	to	17.03	1,072,623	1.57	1.25	to	1.65	8.62	to	8.19
BlackRock Small Cap Index
	12/31/2011		9,587	12.39	to	11.95	117,459	0.93	1.25	to	1.75	(5.93)	to	(6.39)
	12/31/2010		9,675	13.17	to	12.77	126,196	0.55	1.25	to	1.75	24.79	to	24.18
	12/31/2009		9,769	10.55	to	10.28	102,260	0.39	1.25	to	1.75	24.79	to	24.17
	12/31/2008		18,454	8.46	to	8.28	155,126	0.87	1.25	to	1.75	(35.04)	to	(35.37)
	12/31/2007		20,933	13.01	to	12.84	271,238	—	1.25	to	1.65	(3.39)	to	(3.78)
BlackRock U.S. Government Bond
	12/31/2011	(1)	2,730,341	10.30	to	10.27	28,108,679	0.97	1.30	to	1.75	2.96	to	2.75
BlackRock International
	12/31/2011	(1)	156,542	9.19	to	9.17	1,437,571	0.51	1.25	to	1.75	(8.08)	to	(8.26)
BlackRock Global Allocation
	12/31/2011		9,772,961	15.26	to	14.72	172,354,741	1.73	1.25	to	1.75	(4.89)	to	(5.36)
	12/31/2010		10,498,639	16.05	to	15.56	196,376,113	1.19	1.25	to	1.75	8.50	to	7.96
	12/31/2009		10,261,126	14.79	to	14.41	179,992,638	2.24	1.25	to	1.75	20.13	to	19.54
	12/31/2008		7,579,942	12.31	to	12.05	112,206,187	4.30	1.25	to	1.75	(21.59)	to	(21.99)
	12/31/2007		7,146,732	15.70	to	15.49	143,353,538	3.18	1.25	to	1.65	15.19	to	14.73
BlackRock Global Opportunities
	12/31/2011	(1)	197,111	10.19	to	10.18	2,007,011	0.19	1.35	to	1.70	1.88	to	1.77
BlackRock S&P 500 Index
	12/31/2011		993,163	11.53	to	11.12	13,367,855	1.54	1.25	to	1.75	0.33	to	(0.16)
	12/31/2010		953,943	11.49	to	11.14	12,938,728	1.48	1.25	to	1.75	13.01	to	12.45
	12/31/2009		1,060,651	10.17	to	9.90	12,761,537	1.67	1.25	to	1.75	24.24	to	23.63
	12/31/2008		1,255,735	8.18	to	8.01	12,446,125	0.67	1.25	to	1.75	(38.12)	to	(38.43)
	12/31/2007		1,276,769	13.22	to	13.05	20,514,281	1.70	1.25	to	1.65	3.60	to	3.19
BlackRock Low Duration Bond
	12/31/2011	(1)	18,601	9.93	to	9.91	184,553	1.18	1.25	to	1.75	(0.69)	to	(0.92)
BlackRock Large Cap Core
	12/31/2011		540,168	11.44	to	11.04	6,065,278	0.38	1.25	to	1.75	(1.26)	to	(1.75)
	12/31/2010		632,839	11.59	to	11.24	7,217,037	0.52	1.25	to	1.75	9.65	to	9.11
	12/31/2009		719,227	10.57	to	10.30	7,499,229	1.20	1.25	to	1.75	18.97	to	18.37
	12/31/2008		664,672	8.89	to	8.70	5,841,540	—	1.25	to	1.75	(38.28)	to	(38.59)
	12/31/2007		676,299	14.39	to	14.21	9,657,610	—	1.25	to	1.65	3.50	to	3.08

59

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2011

4.	Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
BlackRock Large Cap Growth
	12/31/2011		432,351	$12.14	to	$11.71	$5,159,158	0.16%	1.25%	to	1.75%	(1.06)%	to	(1.55)%
	12/31/2010		451,476	12.27	to	11.89	5,455,934	—	1.25	to	1.75	10.59	to	10.05
	12/31/2009		4,713,207	11.10	to	10.81	51,626,825	0.28	1.25	to	1.75	29.32	to	28.68
	12/31/2008		269,298	8.58	to	8.40	2,286,968	—	1.25	to	1.75	(37.75)	to	(38.07)
	12/31/2007		231,015	13.78	to	13.60	3,158,610	—	1.25	to	1.65	6.65	to	6.22
BlackRock Large Cap Value
	12/31/2011		432,069	11.10	to	10.71	4,704,913	0.57	1.25	to	1.75	(4.17)	to	(4.64)
	12/31/2010		488,595	11.58	to	11.23	5,566,892	0.78	1.25	to	1.75	9.03	to	8.49
	12/31/2009		504,654	10.62	to	10.35	5,290,369	0.97	1.25	to	1.75	12.72	to	12.16
	12/31/2008		495,198	9.43	to	9.23	4,620,336	0.55	1.25	to	1.75	(36.53)	to	(36.85)
	12/31/2007		540,088	14.84	to	14.65	7,954,455	0.05	1.25	to	1.65	3.42	to	3.01
BlackRock Value Opportunities
	12/31/2011		599,098	11.47	to	11.06	9,874,009	—	1.25	to	1.75	(3.97)	to	(4.45)
	12/31/2010		625,136	11.95	to	11.58	11,151,132	0.01	1.25	to	1.75	26.63	to	26.01
	12/31/2009		720,954	9.43	to	9.19	10,316,460	0.13	1.25	to	1.75	26.05	to	25.42
	12/31/2008		821,507	7.48	to	7.33	9,423,484	—	1.25	to	1.75	(42.00)	to	(42.29)
	12/31/2007		851,692	12.90	to	12.73	16,947,881	—	1.25	to	1.65	(2.63)	to	(3.02)
Cohen & Steers Realty Income
	12/31/2011		54,925	13.39	to	12.92	723,415	1.67	1.25	to	1.75	4.77	to	4.26
	12/31/2010		64,285	12.78	to	12.39	809,278	2.15	1.25	to	1.75	25.07	to	24.46
	12/31/2009		79,593	10.22	to	9.95	802,938	3.70	1.25	to	1.75	35.72	to	35.05
	12/31/2008		95,330	7.53	to	7.37	710,534	3.10	1.25	to	1.75	(36.90)	to	(37.22)
	12/31/2007		930,955	11.93	to	11.77	11,015,857	4.15	1.25	to	1.65	(21.40)	to	(21.71)
Columbia Acorn USA
	12/31/2011		1,075,338	13.03	to	12.57	13,766,075	—	1.25	to	1.75	(6.38)	to	(6.83)
	12/31/2010		1,035,288	13.92	to	13.49	14,185,164	—	1.25	to	1.75	21.27	to	20.67
	12/31/2009		1,094,006	11.48	to	11.18	12,394,552	—	1.25	to	1.75	39.32	to	38.63
	12/31/2008		1,119,714	8.24	to	8.06	9,126,948	—	1.25	to	1.75	(40.16)	to	(40.46)
	12/31/2007		458,523	13.76	to	13.58	6,255,497	—	1.25	to	1.65	1.84	to	1.43
Columbia Acorn International
	12/31/2011		3,312,677	9.13	to	8.91	29,882,289	2.67	1.25	to	1.75	(15.43)	to	(15.84)
	12/31/2010		2,872,919	10.80	to	10.59	30,725,468	0.94	1.25	to	1.75	20.73	to	20.13
	12/31/2009		218,085	8.94	to	8.82	1,934,466	1.46	1.25	to	1.75	48.53	to	47.79
	12/31/2008		155,516	6.02	to	5.97	931,524	0.17	1.25	to	1.75	(46.79)	to	(47.05)
	12/31/2007	(1)	65,678	11.31	to	11.27	741,021	0.44	1.25	to	1.65	6.02	to	5.74
Columbia Marsico Growth
	12/31/2011		656,929	9.71	to	9.44	6,286,881	—	1.25	to	1.75	(2.98)	to	(3.46)
	12/31/2010		595,970	10.01	to	9.77	5,892,032	—	1.25	to	1.75	17.96	to	17.38
	12/31/2009		646,385	8.49	to	8.33	5,430,795	0.61	1.25	to	1.75	27.47	to	26.84
	12/31/2008		7,440,285	6.66	to	6.56	49,200,138	0.04	1.25	to	1.75	(42.78)	to	(43.07)
	12/31/2007		5,512,490	11.63	to	11.55	63,833,291	0.08	1.25	to	1.65	12.50	to	12.05

60

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2011

4.	Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Columbia Mid Cap Growth
	12/31/2011	(1)	33,525	$8.67	to	$8.63	$289,879	—%	1.25%	to	1.75%	(13.34)%	to	(13.66)%
Columbia Select Smaller-Cap Value
	12/31/2011		388,895	20.03	to	20.03	7,789,214	—	1.30	to	1.30	(10.58)	to	(10.58)
	12/31/2010		426,743	22.40	to	22.40	9,558,346	—	1.30	to	1.30	25.22	to	25.22
	12/31/2009		134,686	17.89	to	17.89	2,409,143	—	1.30	to	1.30	34.64	to	34.64
	12/31/2008		153,424	13.28	to	13.28	2,038,238	—	1.30	to	1.30	(41.97)	to	(41.97)
	12/31/2007		183,263	22.89	to	22.89	4,194,124	—	1.30	to	1.30	4.85	to	4.85
Davis New York Venture
	12/31/2011		3,366,872	11.25	to	10.85	46,933,747	0.52	1.25	to	1.75	(5.96)	to	(6.42)
	12/31/2010		4,325,427	11.96	to	11.59	63,487,221	1.06	1.25	to	1.75	10.73	to	10.19
	12/31/2009		12,570,597	10.80	to	10.52	164,937,582	0.92	1.25	to	1.75	30.42	to	29.77
	12/31/2008		3,862,686	8.28	to	8.11	38,669,266	0.99	1.25	to	1.75	(40.81)	to	(41.10)
	12/31/2007		4,247,620	13.98	to	13.80	73,984,993	1.05	1.25	to	1.65	3.61	to	3.19
Delaware Smid Cap Growth
	12/31/2011		531,156	12.07	to	12.00	6,406,403	—	1.25	to	1.75	6.63	to	6.11
	12/31/2010	(1)	598,119	11.32	to	11.31	6,771,295	1.37	1.25	to	1.75	13.23	to	13.11
Dreyfus Appreciation
	12/31/2011		3,073,776	12.83	to	12.38	38,697,577	1.42	1.25	to	1.75	6.30	to	5.78
	12/31/2010		2,911,774	12.07	to	11.70	34,596,986	3.88	1.25	to	1.75	13.84	to	13.28
	12/31/2009		155,416	10.60	to	10.33	1,624,143	0.36	1.25	to	1.75	19.51	to	18.91
	12/31/2008		3,331,234	8.87	to	8.69	29,253,633	1.99	1.25	to	1.75	(33.25)	to	(33.58)
	12/31/2007		2,397,705	13.29	to	13.11	31,605,203	1.84	1.25	to	1.65	5.16	to	4.74
Eaton Vance Floating-Rate
	12/31/2011		233,287	11.82	to	11.41	2,709,641	3.87	1.25	to	1.75	0.84	to	0.35
	12/31/2010		216,958	11.73	to	11.37	2,505,853	4.10	1.25	to	1.75	7.92	to	7.39
	12/31/2009		198,063	10.87	to	10.58	2,122,890	5.14	1.25	to	1.75	44.38	to	43.66
	12/31/2008		141,048	7.53	to	7.37	1,050,608	5.80	1.25	to	1.75	(31.37)	to	(31.71)
	12/31/2007		183,139	10.96	to	10.82	1,989,554	6.65	1.25	to	1.65	0.40	to	—
Eaton Vance Large-Cap Value
	12/31/2011		7,742,961	8.29	to	8.10	63,445,046	1.50	1.25	to	1.75	(5.66)	to	(6.12)
	12/31/2010		8,237,462	8.79	to	8.63	71,735,011	1.00	1.25	to	1.75	8.69	to	8.16
	12/31/2009		5,452,526	8.09	to	7.97	43,796,169	1.30	1.25	to	1.75	15.56	to	14.98
	12/31/2008		1,880,614	7.00	to	6.94	13,103,443	1.46	1.25	to	1.75	(35.32)	to	(35.65)
	12/31/2007	(1)	1,713,689	10.82	to	10.78	18,499,488	1.43	1.25	to	1.65	2.15	to	1.88
Federated Capital Appreciation
	12/31/2011		75,112	11.28	to	10.88	832,860	0.54	1.25	to	1.75	(6.41)	to	(6.87)
	12/31/2010		95,075	12.05	to	11.68	1,129,337	0.06	1.25	to	1.75	11.13	to	10.59
	12/31/2009		4,249,145	10.85	to	10.57	45,499,672	0.84	1.25	to	1.75	12.73	to	12.17
	12/31/2008		2,976,220	9.62	to	9.42	28,343,255	0.87	1.25	to	1.75	(29.87)	to	(30.22)
	12/31/2007		2,232,161	13.71	to	13.54	30,372,806	—	1.25	to	1.65	9.17	to	8.73

61

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2011

4.	Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Federated Kaufmann
	12/31/2011		355,750	$12.38	to	$11.94	$4,331,789	—%	1.30%	to	1.75%	(14.68)%	to	(15.10)%
	12/31/2010		422,448	14.51	to	14.06	6,036,138	0.70	1.25	to	1.75	17.07	to	16.50
	12/31/2009		1,003,195	12.39	to	12.07	12,272,930	0.21	1.25	to	1.75	28.07	to	27.43
	12/31/2008		959,361	9.68	to	9.47	9,187,585	—	1.25	to	1.75	(42.97)	to	(43.25)
	12/31/2007		1,131,676	16.96	to	16.74	19,038,696	—	1.25	to	1.65	19.83	to	19.35
Fidelity® Advisor Equity Growth
	12/31/2011		165,355	11.76	to	11.34	2,451,178	—	1.25	to	1.75	(1.27)	to	(1.75)
	12/31/2010		152,877	11.91	to	11.55	2,293,769	—	1.25	to	1.75	22.04	to	21.44
	12/31/2009		166,007	9.76	to	9.51	2,041,584	—	1.25	to	1.75	26.32	to	25.69
	12/31/2008		3,801,277	7.73	to	7.56	37,300,363	0.15	1.25	to	1.75	(47.64)	to	(47.90)
	12/31/2007		6,571,028	14.75	to	14.56	123,162,829	—	1.25	to	1.65	24.67	to	24.17
Fidelity® Advisor Stock Selector Mid Cap
	12/31/2011		80,863	17.81	to	17.81	1,439,837	0.44	1.30	to	1.30	(6.31)	to	(6.31)
	12/31/2010		105,571	19.01	to	19.01	2,006,446	—	1.30	to	1.30	22.36	to	22.36
	12/31/2009		115,147	15.53	to	15.53	1,788,539	0.37	1.30	to	1.30	44.89	to	44.89
	12/31/2008		136,603	10.72	to	10.72	1,464,465	—	1.30	to	1.30	(52.96)	to	(52.96)
	12/31/2007		157,360	22.78	to	22.78	3,585,244	—	1.30	to	1.30	8.22	to	8.22
Fidelity® Advisor Overseas
	12/31/2011		132,439	15.96	to	15.96	2,113,455	1.18	1.30	to	1.30	(18.92)	to	(18.92)
	12/31/2010		166,609	19.68	to	19.68	3,279,257	1.15	1.30	to	1.30	11.65	to	11.65
	12/31/2009		204,957	17.63	to	17.63	3,613,217	1.55	1.30	to	1.30	24.68	to	24.68
	12/31/2008		237,131	14.14	to	14.14	3,352,853	1.73	1.30	to	1.30	(43.79)	to	(43.79)
	12/31/2007		235,192	25.15	to	25.15	5,914,736	1.42	1.30	to	1.30	15.47	to	15.47
Janus Forty
	12/31/2011		744,942	10.08	to	9.84	7,417,939	0.41	1.25	to	1.75	(8.25)	to	(8.70)
	12/31/2010		832,211	10.98	to	10.78	9,048,539	—	1.25	to	1.75	4.46	to	3.95
	12/31/2009		5,773,942	10.51	to	10.37	60,281,977	—	1.25	to	1.75	42.04	to	41.33
	12/31/2008		3,057,564	7.40	to	7.33	22,530,638	—	1.25	to	1.75	(44.61)	to	(44.89)
	12/31/2007	(1)	5,392,890	13.36	to	13.31	71,891,033	0.39	1.25	to	1.65	26.49	to	26.15
Janus Enterprise
	12/31/2011		136,495	15.29	to	15.10	2,072,262	—	1.25	to	1.75	(3.16)	to	(3.64)
	12/31/2010		160,756	15.79	to	15.67	2,527,044	—	1.25	to	1.75	23.98	to	23.37
	12/31/2009	(1)	689,590	12.73	to	12.70	8,769,566	—	1.25	to	1.75	41.01	to	40.30
JPMorgan Multi-Cap Market Neutral
	12/31/2011		65,511	9.10	to	8.84	586,818	—	1.25	to	1.75	(1.64)	to	(2.13)
	12/31/2010		86,139	9.25	to	9.03	786,922	—	1.25	to	1.75	(5.76)	to	(6.22)
	12/31/2009		89,338	9.82	to	9.63	868,114	—	1.25	to	1.75	(1.54)	to	(2.03)
	12/31/2008		58,510	9.97	to	9.83	579,011	0.69	1.25	to	1.75	(1.62)	to	(2.11)
	12/31/2007		63,377	10.13	to	10.06	638,707	0.23	1.25	to	1.65	(4.03)	to	(4.41)

62

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2011

4.	Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
JPMorgan Small Cap Growth
	12/31/2011		110,304	$10.60	to	$10.34	$1,152,779	—%	1.25%	to	1.75%	(4.72)%	to	(5.19)%
	12/31/2010		106,489	11.12	to	10.91	1,171,522	—	1.25	to	1.75	32.12	to	31.48
	12/31/2009		118,411	8.42	to	8.30	988,056	—	1.25	to	1.75	36.98	to	36.30
	12/31/2008		59,941	6.14	to	6.09	366,454	—	1.25	to	1.75	(44.00)	to	(44.28)
	12/31/2007	(1)	36,393	10.97	to	10.93	398,136	—	1.25	to	1.65	7.54	to	7.25
Lord Abbett Affiliated
	12/31/2011		182,577	10.08	to	9.73	1,811,828	1.15	1.25	to	1.75	(8.97)	to	(9.42)
	12/31/2010		196,861	11.08	to	10.74	2,147,237	0.88	1.25	to	1.75	12.89	to	12.33
	12/31/2009		186,257	9.81	to	9.56	1,804,545	0.39	1.25	to	1.75	17.91	to	17.32
	12/31/2008		1,587,959	8.32	to	8.15	13,077,183	1.76	1.25	to	1.75	(37.95)	to	(38.26)
	12/31/2007		1,503,152	13.41	to	13.23	19,991,034	1.30	1.25	to	1.65	2.32	to	1.91
Lord Abbett Bond-Debenture
	12/31/2011		1,140,806	14.19	to	13.69	18,963,284	6.13	1.25	to	1.75	2.59	to	2.09
	12/31/2010		1,255,125	13.84	to	13.41	20,590,041	6.06	1.25	to	1.75	11.56	to	11.01
	12/31/2009		1,382,476	12.40	to	12.08	20,482,440	7.74	1.25	to	1.75	33.82	to	33.16
	12/31/2008		1,297,311	9.27	to	9.07	14,555,134	7.23	1.25	to	1.75	(21.30)	to	(21.69)
	12/31/2007		1,509,032	11.77	to	11.62	21,719,462	7.71	1.25	to	1.65	3.97	to	3.55
Lord Abbett Mid-Cap Value
	12/31/2011		1,277,789	11.69	to	11.27	19,216,983	0.11	1.25	to	1.75	(5.14)	to	(5.60)
	12/31/2010		1,553,856	12.32	to	11.94	24,709,573	0.37	1.25	to	1.75	24.00	to	23.39
	12/31/2009		1,851,946	9.93	to	9.68	23,861,798	0.62	1.25	to	1.75	25.10	to	24.48
	12/31/2008		2,045,233	7.94	to	7.77	21,246,777	1.56	1.25	to	1.75	(40.22)	to	(40.52)
	12/31/2007		2,700,324	13.28	to	13.11	45,290,483	0.35	1.25	to	1.65	(0.76)	to	(1.16)
Ready Assets Prime Money
	12/31/2011		1,594,202	10.59	to	10.21	16,606,709	—	1.25	to	1.75	(1.23)	to	(1.71)
	12/31/2010		1,650,982	10.72	to	10.39	17,419,439	0.01	1.25	to	1.75	(1.23)	to	(1.71)
	12/31/2009		2,395,232	10.85	to	10.57	25,627,866	0.29	1.25	to	1.75	(1.01)	to	(1.50)
	12/31/2008		5,070,694	10.96	to	10.73	54,878,131	2.55	1.25	to	1.75	1.28	to	0.77
	12/31/2007		5,230,743	10.82	to	10.68	55,889,277	4.69	1.25	to	1.65	3.43	to	3.02
MFS® Growth
	12/31/2011	(1)	145,249	10.44	to	10.44	1,516,692	—	1.30	to	1.30	4.42	to	4.42
MFS® Research International
	12/31/2011		1,409,682	18.33	to	18.33	25,842,202	1.47	1.30	to	1.30	(12.04)	to	(12.04)
	12/31/2010		1,751,218	20.84	to	20.84	36,496,865	1.45	1.30	to	1.30	9.54	to	9.54
	12/31/2009		452,299	19.03	to	19.03	8,605,635	1.33	1.30	to	1.30	29.46	to	29.46
	12/31/2008		432,380	14.70	to	14.70	6,354,558	2.41	1.30	to	1.30	(43.44)	to	(43.44)
	12/31/2007		413,335	25.97	to	25.97	10,736,204	1.32	1.30	to	1.30	11.41	to	11.41

63

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2011

4.	Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
MFS® Mid Cap Growth
	12/31/2011	976,919	$14.49	to	$14.49	$14,153,152	—%	1.30%	to	1.30%	(7.32)%	to	(7.32)%
	12/31/2010	1,139,259	15.63	to	15.63	17,809,236	—	1.30	to	1.30	27.04	to	27.04
	12/31/2009	257,742	12.30	to	12.30	3,171,455	—	1.30	to	1.30	39.81	to	39.81
	12/31/2008	312,647	8.80	to	8.80	2,751,702	—	1.30	to	1.30	(51.77)	to	(51.77)
	12/31/2007	284,288	18.24	to	18.24	5,186,264	—	1.30	to	1.30	8.03	to	8.03
Oppenheimer Capital Appreciation
	12/31/2011	58,485	10.58	to	10.21	606,163	0.16	1.25	to	1.75	(2.79)	to	(3.26)
	12/31/2010	63,904	10.89	to	10.55	683,865	—	1.25	to	1.75	7.79	to	7.27
	12/31/2009	87,102	10.10	to	9.84	866,852	—	1.25	to	1.75	41.80	to	41.09
	12/31/2008	81,442	7.12	to	6.97	573,650	—	1.25	to	1.75	(46.60)	to	(46.87)
	12/31/2007	84,926	13.33	to	13.16	1,123,556	—	1.25	to	1.65	12.29	to	11.84
Oppenheimer Global
	12/31/2011	186,560	19.03	to	19.03	3,549,731	1.58	1.30	to	1.30	(9.86)	to	(9.86)
	12/31/2010	210,037	21.11	to	21.11	4,433,817	0.79	1.30	to	1.30	14.19	to	14.19
	12/31/2009	369,214	18.49	to	18.49	6,825,151	0.57	1.30	to	1.30	37.41	to	37.41
	12/31/2008	292,760	13.45	to	13.45	3,938,563	1.40	1.30	to	1.30	(41.81)	to	(41.81)
	12/31/2007	365,906	23.11	to	23.11	8,457,017	0.92	1.30	to	1.30	4.56	to	4.56
Oppenheimer Main Street
	12/31/2011	179,790	11.47	to	11.06	2,456,076	0.46	1.25	to	1.75	(1.45)	to	(1.93)
	12/31/2010	182,110	11.63	to	11.28	2,558,783	0.55	1.25	to	1.75	14.35	to	13.79
	12/31/2009	216,724	10.17	to	9.91	2,676,705	0.72	1.25	to	1.75	27.17	to	26.54
	12/31/2008	249,063	8.00	to	7.83	2,429,046	1.16	1.25	to	1.75	(39.54)	to	(39.84)
	12/31/2007	257,202	13.23	to	13.06	4,184,386	1.03	1.25	to	1.65	2.85	to	2.43
Oppenheimer Main Street Small Cap
	12/31/2011	105,266	13.16	to	12.70	1,363,372	0.24	1.25	to	1.75	(3.85)	to	(4.32)
	12/31/2010	77,679	13.69	to	13.27	1,046,456	—	1.25	to	1.75	21.63	to	21.03
	12/31/2009	95,843	11.26	to	10.96	1,063,350	0.27	1.25	to	1.75	35.25	to	34.58
	12/31/2008	94,940	8.32	to	8.15	780,209	—	1.25	to	1.75	(39.09)	to	(39.39)
	12/31/2007	107,504	13.66	to	13.48	1,454,343	0.27	1.25	to	1.65	(2.83)	to	(3.22)
Oppenheimer Quest Opportunity Value
	12/31/2011	78,949	14.46	to	14.46	1,141,982	—	1.30	to	1.30	(7.54)	to	(7.54)
	12/31/2010	105,082	15.64	to	15.64	1,643,998	—	1.30	to	1.30	6.49	to	6.49
	12/31/2009	205,095	14.69	to	14.69	3,013,131	—	1.30	to	1.30	14.72	to	14.72
	12/31/2008	1,643,280	12.81	to	12.81	21,044,939	—	1.30	to	1.30	(21.34)	to	(21.34)
	12/31/2007	72,478	16.28	to	16.28	1,179,670	9.95	1.30	to	1.30	10.76	to	10.76
PIMCO Commodity Real Return Strategy
	12/31/2011	1,453,623	11.30	to	10.90	16,142,662	22.63	1.25	to	1.75	(9.23)	to	(9.68)
	12/31/2010	1,498,559	12.45	to	12.07	18,383,848	9.85	1.25	to	1.75	21.98	to	21.38
	12/31/2009	1,690,720	10.21	to	9.94	17,043,380	6.59	1.25	to	1.75	37.77	to	37.09
	12/31/2008	1,935,839	7.41	to	7.25	14,200,195	5.16	1.25	to	1.75	(44.44)	to	(44.72)
	12/31/2007	2,080,852	13.33	to	13.16	27,526,391	6.21	1.25	to	1.65	21.57	to	21.08

64

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2011

4.	Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
PIMCO Low Duration
	12/31/2011		2,429,425	$11.79	to	$11.51	$28,276,380	2.29%	1.25%	to	1.75%	0.11%	to	(0.38)%
	12/31/2010		2,472,088	11.77	to	11.55	28,817,289	1.02	1.25	to	1.75	3.27	to	2.76
	12/31/2009		248,082	11.40	to	11.24	2,808,707	3.01	1.25	to	1.75	11.54	to	10.98
	12/31/2008		94,421	10.22	to	10.13	960,364	3.94	1.25	to	1.75	(2.96)	to	(3.44)
	12/31/2007	(1)	63,650	10.53	to	10.49	668,547	4.61	1.25	to	1.65	4.96	to	4.68
PIMCO Real Return
	12/31/2011		2,987,276	14.01	to	13.52	41,080,005	3.63	1.25	to	1.75	9.76	to	9.22
	12/31/2010		3,368,404	12.77	to	12.37	42,321,139	1.86	1.25	to	1.75	6.01	to	5.49
	12/31/2009		2,874,356	12.04	to	11.73	34,154,364	3.60	1.25	to	1.75	16.98	to	16.40
	12/31/2008		3,564,321	10.29	to	10.08	36,313,077	3.38	1.25	to	1.75	(8.08)	to	(8.54)
	12/31/2007		2,728,125	11.19	to	11.05	30,296,947	3.91	1.25	to	1.65	9.67	to	9.23
PIMCO Total Return
	12/31/2011		16,445,370	14.16	to	13.66	236,472,455	3.44	1.25	to	1.75	2.47	to	1.97
	12/31/2010		19,229,127	13.82	to	13.39	271,132,544	2.69	1.25	to	1.75	7.03	to	6.51
	12/31/2009		23,140,746	12.91	to	12.58	305,275,752	5.24	1.25	to	1.75	11.96	to	11.40
	12/31/2008		25,015,613	11.53	to	11.29	298,204,583	4.69	1.25	to	1.75	2.98	to	2.47
	12/31/2007		17,760,049	11.19	to	11.05	206,962,520	4.60	1.25	to	1.65	7.18	to	6.75
Pioneer Emerging Markets
	12/31/2011		557,430	9.97	to	9.68	5,478,694	—	1.25	to	1.75	(25.18)	to	(25.54)
	12/31/2010		489,727	13.32	to	13.00	6,444,706	—	1.25	to	1.75	14.73	to	14.16
	12/31/2009		1,369,801	11.61	to	11.39	15,751,760	0.25	1.25	to	1.75	71.41	to	70.56
	12/31/2008		398,461	6.77	to	6.68	2,679,342	0.86	1.25	to	1.75	(59.56)	to	(59.76)
	12/31/2007		255,854	16.74	to	16.62	4,262,883	—	1.25	to	1.65	40.13	to	39.56
Pioneer
	12/31/2011		107,074	11.69	to	11.28	1,229,441	0.99	1.25	to	1.75	(5.76)	to	(6.22)
	12/31/2010		209,713	12.41	to	12.03	2,563,768	1.00	1.25	to	1.75	14.29	to	13.73
	12/31/2009		99,618	10.86	to	10.58	1,067,054	1.29	1.25	to	1.75	22.70	to	22.08
	12/31/2008		116,795	8.85	to	8.66	1,022,033	1.12	1.25	to	1.75	(35.23)	to	(35.56)
	12/31/2007		120,480	13.66	to	13.48	1,631,501	0.81	1.25	to	1.65	3.34	to	2.93
Pioneer High Yield
	12/31/2011		237,514	13.51	to	13.03	3,147,620	5.47	1.25	to	1.75	(2.94)	to	(3.41)
	12/31/2010		214,645	13.92	to	13.49	2,937,510	5.80	1.25	to	1.75	16.14	to	15.57
	12/31/2009		897,726	11.98	to	11.67	10,613,354	6.16	1.25	to	1.75	60.21	to	59.41
	12/31/2008		144,043	7.48	to	7.32	1,065,160	6.32	1.25	to	1.75	(37.87)	to	(38.18)
	12/31/2007		172,693	12.03	to	11.88	2,060,230	4.58	1.25	to	1.65	5.55	to	5.13
Pioneer Real Estate Shares
	12/31/2011		155,299	11.10	to	10.89	1,705,302	1.96	1.25	to	1.75	7.55	to	7.03
	12/31/2010		123,790	10.32	to	10.17	1,268,261	2.24	1.25	to	1.75	26.67	to	26.05
	12/31/2009		894,028	8.14	to	8.07	7,248,140	3.83	1.25	to	1.75	28.54	to	27.90
	12/31/2008	(1)	757,869	6.34	to	6.31	4,791,874	4.39	1.25	to	1.75	(45.31)	to	(45.50)

65

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2011

4.	Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Pioneer Growth Opportunities
	12/31/2011		29,863	$12.86	to	$12.74	$382,048	—%	1.35%	to	1.75%	(3.83)%	to	(4.20)%
	12/31/2010		22,185	13.39	to	13.29	295,756	—	1.25	to	1.75	18.12	to	17.54
	12/31/2009	(1)	25,314	11.33	to	11.31	286,570	—	1.25	to	1.75	41.24	to	40.54
The Putnam Fund for Growth and Income
	12/31/2011		48,251	13.40	to	13.40	646,436	1.46	1.30	to	1.30	(6.07)	to	(6.07)
	12/31/2010		33,394	14.26	to	14.26	476,290	1.09	1.30	to	1.30	12.61	to	12.61
	12/31/2009		62,094	12.67	to	12.67	786,429	1.35	1.30	to	1.30	27.73	to	27.73
	12/31/2008		29,015	9.92	to	9.92	287,697	1.92	1.30	to	1.30	(39.66)	to	(39.66)
	12/31/2007		40,373	16.43	to	16.43	663,204	1.49	1.30	to	1.30	(7.41)	to	(7.41)
Putnam International Equity
	12/31/2011		161,670	14.17	to	14.17	2,290,662	4.48	1.30	to	1.30	(16.62)	to	(16.62)
	12/31/2010		195,771	16.99	to	16.99	3,326,808	2.20	1.30	to	1.30	8.68	to	8.68
	12/31/2009		205,987	15.64	to	15.64	3,220,812	2.70	1.30	to	1.30	23.65	to	23.65
	12/31/2008		232,578	12.65	to	12.65	2,941,012	—	1.30	to	1.30	(45.57)	to	(45.57)
	12/31/2007		302,033	23.23	to	23.23	7,015,166	2.47	1.30	to	1.30	6.96	to	6.96
Putnam Voyager
	12/31/2011		1,594,504	14.23	to	14.23	22,685,429	—	1.30	to	1.30	(18.81)	to	(18.81)
	12/31/2010		1,268,687	17.52	to	17.52	22,231,953	0.47	1.30	to	1.30	19.06	to	19.06
	12/31/2009		354,333	14.72	to	14.72	5,215,162	2.55	1.30	to	1.30	61.86	to	61.86
	12/31/2008		51,097	9.09	to	9.09	464,619	—	1.30	to	1.30	(37.82)	to	(37.82)
	12/31/2007		69,206	14.62	to	14.62	1,011,708	—	1.30	to	1.30	3.90	to	3.90
Templeton Foreign
	12/31/2011		9,353,156	12.39	to	11.95	123,429,386	2.39	1.25	to	1.75	(13.79)	to	(14.21)
	12/31/2010		9,756,526	14.38	to	13.93	150,793,039	—	1.25	to	1.75	7.16	to	6.64
	12/31/2009		1,587,413	13.41	to	13.07	26,004,247	2.15	1.25	to	1.75	47.87	to	47.14
	12/31/2008		1,642,891	9.07	to	8.88	18,251,319	3.37	1.25	to	1.75	(46.79)	to	(47.06)
	12/31/2007		1,588,818	17.04	to	16.82	33,803,307	1.61	1.25	to	1.65	15.72	to	15.26
Templeton Growth
	12/31/2011		616,553	10.28	to	9.91	7,483,273	1.91	1.25	to	1.75	(7.54)	to	(7.99)
	12/31/2010		693,180	11.12	to	10.77	9,186,491	1.65	1.25	to	1.75	6.21	to	5.69
	12/31/2009		737,478	10.47	to	10.19	9,237,168	1.52	1.25	to	1.75	29.19	to	28.54
	12/31/2008		808,628	8.10	to	7.93	7,867,291	2.50	1.25	to	1.75	(44.20)	to	(44.48)
	12/31/2007		893,833	14.51	to	14.33	15,922,049	1.39	1.25	to	1.65	0.86	to	0.45
TA WMC Diversified Growth
	12/31/2011		10,067,558	8.60	to	8.47	86,075,445	—	1.35	to	1.75	(5.88)	to	(6.25)
	12/31/2010		9,135,042	9.16	to	9.03	83,113,444	—	1.25	to	1.75	15.33	to	14.76
	12/31/2009		—	7.94	to	7.87	—	—	1.25	to	1.75	27.67	to	27.03
	12/31/2008	(1)	—	6.22	to	6.20	—	—	1.25	to	1.75	(42.64)	to	(42.83)

66

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2011

4.	Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA Morgan Stanley Growth Opportunities
	12/31/2011		2,756,449	$10.69	to	$10.49	$29,191,997	—%	1.25%	to	1.75%	(10.80)%	to	(11.23)%
	12/31/2010		2,566,573	11.98	to	11.82	30,547,335	—	1.25	to	1.75	33.12	to	32.46
	12/31/2009		1,531	9.00	to	8.92	13,697	—	1.25	to	1.75	33.45	to	32.78
	12/31/2008	(1)	—	6.75	to	6.72	—	—	1.25	to	1.75	(36.70)	to	(36.91)
TA Systematic Small/Mid Cap Value
	12/31/2011		1,088,968	10.88	to	10.68	11,742,132	—	1.25	to	1.75	(4.46)	to	(4.93)
	12/31/2010		970,062	11.39	to	11.23	10,975,254	—	1.25	to	1.75	27.78	to	27.15
	12/31/2009		119,887	8.91	to	8.83	1,063,649	—	1.25	to	1.75	40.80	to	40.10
	12/31/2008	(1)	43,723	6.33	to	6.30	276,211	4.67	1.25	to	1.75	(39.10)	to	(39.31)
TA AEGON Flexible Income
	12/31/2011		512,834	1.16	to	1.14	590,421	5.58	1.25	to	1.75	2.38	to	1.88
	12/31/2010		228,317	1.13	to	1.12	257,203	6.03	1.25	to	1.75	11.08	to	10.53
	12/31/2009	(1)	250,430	1.02	to	1.02	254,676	0.53	1.25	to	1.75	1.72	to	1.66

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.
**	These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.
***	These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

67

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2011

5.	Administrative, Mortality, and Expense Risk Charges

TALIC deducts an annual charge, not to exceed $50, proportionately from the subaccounts’ unit values. An annual charge ranging from 1.25% to 1.75% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TALIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the Separate Account. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

6.	Income Taxes

Operations of the Separate Account form a part of TALIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TALIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TALIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TALIC, as long as earnings are credited under the variable annuity contracts.

7.	Dividend Distributions

Dividends are not declared by the Separate Account, since the increase in the value of the underlying investment in the Mutual Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Separate Account. Consequently, a dividend distribution by the Mutual Funds does not change either the accumulation unit price or equity values within the Separate Account.

68

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2011

8.	Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™(ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets

b)	Quoted prices for identical or similar assets or liabilities in non-active markets

c)	Inputs other than quoted market prices that are observable

d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon daily unadjusted quoted prices, therefore are considered Level 1.

9.	Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition or disclosure in the financial statements.

69

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)	Financial Statements

All required financial statements are included in Part B of this Registration Statement.

(b)	Exhibits

	(1)			Resolution of the Board of Directors of Merrill Lynch Life Insurance Company establishing the Merrill Lynch Life Variable Annuity Separate Account D. Note 1

	(2)			Not Applicable.

	(3)	(a)		Form of Underwriting Agreement Between Merrill Lynch Life Insurance Company and Transamerica Capital, Inc. Note 2

		(a)	(1)	Amended and Restated Underwriting Agreement between Transamerica Advisors Life Insurance Company and Transamerica Capital, Inc. Note 29

		(b)		Wholesaling Agreement between Merrill Lynch Life Insurance Company, Merrill Lynch, Pierce, Fenner & Smith Incorporated, and Transamerica Capital. Note 3

		(c)		Selling Agreement between Merrill Lynch Life Insurance Company, Merrill Lynch, Pierce, Fenner & Smith Incorporated, and Merrill Lynch Life Agency, Inc. Note 3

		(d)		Master Distribution Agreement between Merrill Lynch Insurance Group, Inc., Merrill Lynch & Co., Inc., and AEGON USA, Inc. Note 4

	(4)	(a)		Form of Contract for the Flexible Premium Individual Deferred Variable Annuity (Return of Premium). Note 5

		(b)		Form of Contract for the Flexible Premium Individual Deferred Variable Annuity (Contract Value). Note 5

		(c)		Return of Premium NAIC Model Non-Forfeiture Interest Rate Schedule Pages. Note 5

		(d)		Return of Premium Fixed Non-Forfeiture Interest Rate Schedule Pages. Note 5

		(e)		Contract Value NAIC Model Non-Forfeiture Interest Rate Schedule Pages. Note 5

		(f)		Contract Value Fixed Non-Forfeiture Interest Rate Schedule Pages. Note 5

		(g)		Guaranteed Minimum Income Benefit Endorsement and Schedule Pages. Note 5

		(h)		Return of Premium Guaranteed Minimum Death Benefit Endorsement and Schedule Pages. Note 5

		(i)		Maximum Anniversary Value Guaranteed Minimum Death Benefit Endorsement and Schedule Pages. Note 5

		(j)		Roll-Up Guaranteed Minimum Death Benefit Endorsement and Schedule Pages. Note 5

		(k)		Greater of Maximum Anniversary Value and Roll-Up Guaranteed Minimum Death Benefit Endorsement and Schedule Pages. Note 5

		(l)		Additional Death Benefit Endorsement and Schedule Pages. Note 5

		(m)		Bonus Endorsement and Schedule Pages. Note 6

		(n)		Spousal Beneficiary Continuation Endorsement. Note 5

		(o)		Individual Retirement Annuity Endorsement. Note 7

		(p)		Roth Individual Retirement Annuity Endorsement. Note 7

		(q)		Tax Sheltered Annuity Endorsement. Note 7

		(r)		Guaranteed Minimum Withdrawal Benefit Rider and Schedule Pages. Note 8

		(s)		Guaranteed Minimum Income Benefit Plus Endorsement and Schedule Pages. Note 9

		(t)		Schedule Pages for Guaranteed Minimum Income Benefit Endorsement. Note 9

	(u)		Schedule Pages for Guaranteed Minimum Death Benefit Endorsement (GMIB Plus Version). Note 9

	(v)		Schedule Pages for Guaranteed Minimum Death Benefit Endorsement (GMWB Version). Note 9

(w)

Guaranteed Minimum Death Benefit Rider. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account A’s Post-Effective Amendment No. 8 to the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 333-118362 Filed February 22, 2008.) Note 10

	(x)		Schedule Pages for Combo MAV 6% Roll-Up Guaranteed Minimum Death Benefit. Note 10

	(y)		Schedule Pages for Return of Premium Guaranteed Minimum Death Benefit. Note 10

	(z)		Schedule Pages for Guaranteed Minimum Withdrawal Benefit (Joint Life). Note 10

	(aa)		Schedule Pages for Guaranteed Minimum Withdrawal Benefit (Single Life). Note 10

	(bb)		Schedule Pages for Guaranteed Minimum Withdrawal Benefit (Joint Life) with Income Enhancement Benefit). Note 10

	(cc)		Schedule Pages for Guaranteed Minimum Withdrawal Benefit (Single Life with Income Enhancement Benefit). Note 10

	(dd)		Schedule Pages for GMIB EXTRA Guaranteed Minimum Income Benefit. Note 10

	(ee)		Guaranteed Minimum Withdrawal Benefit riders. Note 2

(5)	(a)		Form of Application for the Flexible Premium Individual Deferred Variable Annuity. Note 5

(5)	(b)		Form of Revised Application for the Flexible Premium Individual Deferred Variable Annuity. Note 8

(6)	(a)		Articles of Amendment, Restatement and Redomestication of the Articles of Incorporation of Merrill Lynch Life Insurance Company. Note 11

	(a)	(1)	Articles of Amendment, Restatement and Redomestication of the Articles of Incorporation of Transamerica Advisors Life Insurance Company. Note 28

	(b)		Amended and Restated By-Laws of Merrill Lynch Life Insurance Company. Note 11

	(b)	(1)	Amended and Restated By-Laws of Transamerica Advisors Life Insurance Company. Note 28

	(7)		Reinsurance Agreements.

	(a)		GMDB Reinsurance Agreement between MLLIC and ACE Tempest and Amendment No. 1. Note 26

	(a)	(i)	Amendment No. 2 to the GMDB Reinsurance Agreement. Note 26

	(b)		GMIB Reinsurance Agreement between MLLIC and ACE Tempest Agreement and Amendments No. 1 and 2. Note 26

	(b)	(i)	Amendment No. 3 to the GMIB Reinsurance Agreement. Note 26

	(c)		DBER Reinsurance Agreement between MLLIC and ACE Tempest and Amendments No. 1 and 2. Note 26

	(c)	(i)	Amendment No. 3 to the DBER Reinsurance Agreement. Note 26

(8)	(a)		Amended General Agency Agreement. Note 12

	(b)		Indemnity Agreement Between Merrill Lynch Life Insurance Company and Merrill Lynch Life Agency, Inc. Note 11

	(c)		Management Agreement Between Merrill Lynch Life Insurance Company and Merrill Lynch Asset Management, Inc. Note 11

	(d)		Amended Service Agreement Between Merrill Lynch Life Insurance Company and Merrill Lynch Insurance Group, Inc. Note 12

	(e)		Reimbursement Agreement Between Merrill Lynch Asset Management, L.P. and Merrill Lynch Life Agency, Inc. Note 11

	(f)		Amendment to the Reimbursement Agreement Between Merrill Lynch Asset Management, L.P. and Merrill Lynch Life Agency, Inc. Note 13

(g)		Form of Participation Agreement between FAM Distributors, Inc. and Merrill Lynch Life Insurance Company. Note 14

(h)		Form of Participation Agreement between AIM Equity Funds, AIM Distributors, Inc. and Merrill Lynch Life Insurance Company. Note 14

(i)		Form of Participation Agreement between AIM Funds Group, AIM Distributors, Inc. and Merrill Lynch Life Insurance Company. Note 14

(i)	(1)	Amendment to Participation Agreement (AIM). Note 29

(j)		Form of Participation Agreement between Alliance Global Investor Services, Inc., Alliance Fund Distributors, Inc., and Merrill Lynch Life Insurance Company. Note 14

(k)		Form of Participation Agreement between American Century Investment Services, Inc. and Merrill Lynch Life Insurance Company. Note 14

(l)		Form of Participation Agreement between American Funds Service Company, American Funds Distributors, Inc. and Merrill Lynch Life Insurance Company. Note 14

(m)		Form of Participation Agreement between Davis New York Venture Fund, Davis Distributors, LLC and Merrill Lynch Life Insurance Company. Note 14

(n)		Form of Participation Agreement between Delaware Distributors L.P., Delaware Group Equity Funds, and Merrill Lynch Life Insurance Company. Note 14

(o)		Form of Participation Agreement between Fidelity Distributors Corporation and Merrill. Note 14

(o)	(1)	Amendment to Participation Agreement (Fidelity). Note 29

(p)		Form of Participation Agreement between Lord Abbett Family of Funds, Lord Abbett Distributor LLC, and Merrill Lynch Life Insurance Company. Note 14

(q)		Form of Participation Agreement between Oppenheimer Funds Distributor, Inc. and Merrill Lynch Life Insurance Company. Note 14

(r)		Form of Participation Agreement between PIMCO Funds Distributors LLC, Allianz Dresdner Asset Management of America L.P., and Merrill Lynch Life Insurance Company. Note 14

(s)		Form of Participation Agreement between Franklin Templeton Funds Distributors, Inc. and Merrill Lynch Life Insurance Company. Note 14

(t)		Form of Participation Agreement between Van Kampen Equity Trust, Van Kampen Comstock Fund, Van Kampen Equity and Income Fund, Van Kampen Funds, Inc., and Merrill Lynch Life Insurance Company. Note 14

(u)		Form of Participation Agreement between Cohen & Steers Realty Income Fund, Inc., Cohen & Steers Securities, LLC, and Merrill Lynch Life Insurance Company. Note 15

(v)		Form of Participation Agreement between Columbia Acorn Trust, Columbia Funds Distributor, Inc., and Merrill Lynch Life Insurance Company. Note 15

(w)		Form of Participation Agreement between Eaton Vance Mutual Funds Trust, Eaton Vance Distributors, Inc., and Merrill Lynch Life Insurance Company. Note 15

(x)		Form of Participation Agreement between The Dreyfus Corporation, Dreyfus Service Corporation, and Merrill Lynch Life Insurance Company. Note 15

(y)		Form of Participation Agreement between Federated Equity Funds, Federated Securities Corp., and Merrill Lynch Life Insurance Company. Note 15

(z)		Form of Participation Agreement between Pioneer Funds Distributor, Inc., and Merrill Lynch Life Insurance Company. Note 15

(aa)		Form of Participation Agreement between AIM Distributors, Inc. and Merrill Lynch Life Insurance Company. Note 15

(bb)		Form of Participation Agreement by and among Merrill Lynch Life Insurance Company and Columbia Funds Series Trust Management Distributors, Inc. Note 16

(cc)		Form of Amendment to Participation Agreement by and among Merrill Lynch Life Insurance Company and Pioneer Funds Distributor, Inc. Note 16

(dd)

Form of Novation of Participation Agreement among Allianz Global Investors of America L.P. (formerly Allianz Dresdner Asset Management of America L.P.), Merrill Lynch Life Insurance Company, Allianz Global Investors Distributors LLC (formerly PA Distributors LLC) and Allianz Global Investors Fund Management LLC. Note 16

(ee)

Form of Amendment to Participation Agreement among Merrill Lynch Life Insurance Company, Allianz Global Investors Distributors LLC (formerly PA Distributors LLC) and Allianz Global Investors Fund Management LLC. Note 16

(ff)	Form of Participation Agreement by and among Merrill Lynch Life Insurance Company and JPMorgan Distribution Services, Inc. Note 16

(gg)	Form of Rule 22c-2 Shareholder Information Agreement Between AIM Investment Services, Inc. and Merrill Lynch Life Insurance Company. Note 17

(hh)	Form of Rule 22c-2 Shareholder Information Agreement Between AllianceBernstein Investor Services, Inc. and Merrill Lynch Life Insurance Company. Note 17

(ii)	Form of Rule 22c-2 Shareholder Information Agreement Between Allianz Global Investors Distributors LLC and Merrill Lynch Life Insurance Company. Note 17

(jj)	Form of Rule 22c-2 Shareholder Information Agreement Between American Funds Service Company and Merrill Lynch Life Insurance Company. Note 18

(kk)	Form of Rule 22c-2 Shareholder Information Agreement Between BlackRock Distributors, Inc. and Merrill Lynch Life Insurance Company. Note 19

(ll)	Form of Rule 22c-2 Shareholder Information Agreement Between Cohen & Steers Securities, LLC and Merrill Lynch Life Insurance Company. Note 20

(mm)	Form of Rule 22c-2 Shareholder Information Agreement Between Columbia Management Services, Inc. and Merrill Lynch Life Insurance Company. Note 20

(nn)	Form of Rule 22c-2 Shareholder Information Agreement Between Davis New York Venture Fund, Davis Distributors, LLC and Merrill Lynch Life Insurance Company. Note 18

(oo)	Form of Rule 22c-2 Shareholder Information Agreement Between Delaware Distributors, L.P., Delaware Service Company, Inc. and Merrill Lynch Life Insurance Company. Note 18

(pp)	Form of Rule 22c-2 Shareholder Information Agreement Between Dreyfus Service Corporation and Merrill Lynch Life Insurance Company. Note 20

(qq)	Form of Rule 22c-2 Shareholder Information Agreement Between Eaton Vance Distributors, Inc. and Merrill Lynch Life Insurance Company. Note 20

(rr)	Form of Rule 22c-2 Shareholder Information Agreement Between Federated Securities Corp. and Merrill Lynch Life Insurance Company. Note 17

(ss)	Form of Rule 22c-2 Shareholder Information Agreement Between JPMorgan Distribution Services, Inc., JPMorgan Trust I, JPMorgan Trust II et al., and Merrill Lynch Life Insurance Company. Note 21

(tt)	Form of Rule 22c-2 Shareholder Information Agreement Between Lord Abbett Distributor LLC and Merrill Lynch Life Insurance Company. Note 18

(uu)	Form of Rule 22c-2 Shareholder Information Agreement Between OppenheimerFunds Services, OppenheimerFunds Distributor, Inc. and Merrill Lynch Life Insurance Company. Note 22

(vv)	Form of Rule 22c-2 Shareholder Information Agreement Between Pioneer Investment Management Shareholder Services, Inc. and Merrill Lynch Life Insurance Company. Note 20

(ww)	Form of Rule 22c-2 Shareholder Information Agreement Between The Seligman Funds and Merrill Lynch Life Insurance Company. Note 18

(xx)	Form of Rule 22c-2 Shareholder Information Agreement Between Van Kampen Funds, Inc. and Merrill Lynch Life Insurance Company. Note 17

(yy)

Form of Amendment to Participation Agreement by and among Alliance Global Investor Services, Inc., AllianceBernstein Investment Research and Management, Inc. and Merrill Lynch Life Insurance Company. Note 18

(zz)		Form of Amendment to Participation Agreement by and among Columbia Acorn Trust, Columbia Management Distributors, Inc. and Merrill Lynch Life Insurance Company. Note 21

(aaa)		Form of Amendment to Participation Agreement by and among FAM Distributors, Inc., BlackRock Distributors, Inc., and Merrill Lynch Life Insurance Company. Note 21

(bbb)		Form of Amendment to Participation Agreement by and among Eaton Vance Mutual Funds Trust, Eaton Vance Distributors, Inc., and Merrill Lynch Life Insurance Company. Note 21

(ccc)		Form of Amendment to Participation Agreement by and among Seligman Value Fund Series, Inc., (the “Fund”), Seligman Advisors, Inc., and Merrill Lynch Life Insurance Company. Note 18

(ddd)		Form of Participation Agreement by and among Janus Distributors LLC, Janus Services LLC, and Merrill Lynch Life Insurance Company. Note 21

(ddd)	(1)	Amendment No. 1 to Participation Agreement (Janus). Note 27

(ddd)	(2)	Amendment to Participation Agreement (Janus). Note 29

(eee)		Form of Rule 22c-2 Shareholder Information Agreement Between Franklin Templeton Distributors, Inc. and Merrill Lynch Life Insurance Company. Note 21

(fff)		Shareholder Service Agreement by and among AIM Distributors, Inc. and Merrill Lynch Life Insurance Company. Note 25

(ggg)		Shareholder Service Agreement by and among AllianceBernstein Investments, Inc. and Merrill Lynch Life Insurance Company. Note 25

(hhh)		Shareholder Service Agreement by and among Allianz Global Investors Distributors LLC and Merrill Lynch Life Insurance Company. Note 25

(iii)		Shareholder Service Agreement by and among Allianz Global Investors Distributors LLC (for PIMCO Funds) and Merrill Lynch Life Insurance Company. Note 25

(jjj)		Amendment No. 2 to the Participation Agreement by and among Merrill Lynch Life Insurance Company and American Century Investment Services, Inc. Note 25

(kkk)		Shareholder Service Agreement by and among Merrill Lynch Life Insurance Company and American Century Investment Services, Inc. Note 25

(lll)		Administrative Services Agreement by and among Merrill Lynch Life Insurance Company and American Century Investment Services, Inc. (Equity Income Fund). Note 25

(mmm)		Administrative Services Agreement by and among Merrill Lynch Life Insurance Company and American Century Investment Services, Inc. (Ultra Fund). Note 25

(nnn)		Shareholder Services Agreement by and among American Funds Distributors, Inc. and Merrill Lynch Life Insurance Company. Note 25

(ooo)		Shareholder Services Agreement by and among BlackRock Distributors, Inc. and Merrill Lynch Life Insurance Company. Note 25

(ppp)		Shareholder Services Agreement by and among Cohen & Steers Securities, LLC and Merrill Lynch Life Insurance Company. Note 25

(qqq)		Shareholder Services Agreement by and among Davis Distributors, LLC and Merrill Lynch Life Insurance Company. Note 25

(rrr)		Shareholder Services Agreement by and among Delaware Distributors, L.P. and Merrill Lynch Life Insurance Company. Note 25

(sss)		Shareholder Services Agreement by and among Eaton Vance Distributors, Inc. and Merrill Lynch Life Insurance Company. Note 25

(ttt)		Shareholder Services Agreement by and among Franklin Templeton Distributors, Inc. and Merrill Lynch Life Insurance Company. Note 25

(uuu)		Mutual Fund Sales Agreement by and among Merrill Lynch Life Insurance Company and JPMorgan Distribution Services, Inc. Note 25

	(vvv)		Shareholder Services Agreement by and among Lord Abbett Distributor LLC and Merrill Lynch Life Insurance Company. Note 25

	(www)		Shareholder Services Agreement by and among OppenheimerFunds Distributor, Inc. and Merrill Lynch Life Insurance Company. Note 25

	(xxx)		Administration, Shareholder Services and Distribution Agreement by and among Seligman Advisors, Inc. and Merrill Lynch Life Insurance Company. Note 25

	(yyy)		Shareholder Services Agreement by and among Van Kampen Funds, Inc. and Merrill Lynch Life Insurance Company. Note 25

	(zzz)		Amendment No. 2 to the Participation Agreement by and among Merrill Lynch Life Insurance Company and Pioneer Funds Distributor, Inc. Note 25

	(zzz)	(1)	Amendment No. 3 to Participation Agreement (Pioneer Funds). Note 27

	(aaaa)		Keep Well Agreement between AEGON USA, Inc. and Merrill Lynch Life Insurance Company. Note 3

	(bbbb)		Purchase Agreement between Merrill Lynch Insurance Group, Inc., Merrill Lynch & Co., Inc., and AEGON USA, Inc. Note 23

	(cccc)		First Amendment to Purchase Agreement between Merrill Lynch Insurance Group, Inc., Merrill Lynch & Co., Inc., and AEGON USA, Inc. Note 24

	(dddd)		Participation Agreement (TST). Note 27

	(dddd)	(1)	Amendment No. 1 to Participation Agreement (TST). Note 27

	(dddd)	(2)	Amendment No. 2 to Participation Agreement (TST). Note 29

	(dddd)	(3)	Summary Prospectus Amendment (TST). Note 30

(9)			Opinion and Consent of Counsel. Note 30

(10)	(a)		Consent of Counsel. Note 30

	(b)		Consent of independent registered public accounting firm. Note 30

(11)			Not Applicable.

(12)			Not Applicable.

(13)			Powers of Attorney. Note 29.

Note 1.	Incorporated by reference to Initial Filing on Form N-4 Registration Statement (File No. 333-91098) dated June 25, 2002.

Note 2.	Incorporated by reference to Post-Effective Amendment No. 10 to Form N-4 Registration Statement (File No. 333-118362) dated April 25, 2008.

Note 3.	Incorporated by reference to Annual Report on Form 10-K of Merrill Lynch Life Insurance Company (File No. 33-26322) dated March 27, 2008.

Note 4.	Incorporated by reference to Exhibit 10.2 to Merrill Lynch Life Insurance Company’s Current Report on Form 8-K (File No. 33-26322) dated January 4, 2008.

Note 5.	Incorporated by reference to Amendment No. 47 Filing to Form N-4 Registration Statement (File No. 333-118362) dated August 19, 2004.

Note 6.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-118362) dated January 31, 2005.

Note 7.	Incorporated by reference to Amendment No. 6 to Form N-4 Registration Statement (File No. 333-119364) dated September 29, 2004.

Note 8.	Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-118362) dated December 2, 2005.

Note 9.	Incorporated by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-118362) dated September 27, 2006.

Note 10.	Incorporated by reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 333-118362) dated February 22, 2008.

Note 11.	Incorporated by reference to Post-Effective Amendment No. 10 to Form N-4 Registration Statement (File No. 33-43773) dated December 10, 1996.

Note 12.	Incorporated by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 33-43773) dated April 28, 1994.

Note 13.	Incorporated by reference to Initial Filing to Form N-4 filing Registration Statement (File No. 333-90243) dated November 3, 1999.

Note 14.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-91098) dated September 20, 2002.

Note 15.	Filed with to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-119364) dated April 27, 2005.

Note 16.	Filed with Post-Effective Amendment No. 4 to From N-4 Registration Statement (File No. 333-119364) dated April 21, 2006.

Note 17.	Incorporated by reference to Post-Effective 30 to Form N-4 Registration Statement (File No. 33-43773) dated April 17, 2007.

Note 18.	Incorporated by reference to Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 333-91098) dated April 18, 2007.

Note 19.	Incorporated by reference to Post-Effective Amendment No. 6 to Form N-4 Registration Statement (File No. 333-73544) dated April 17, 2007.

Note 20.	Incorporated by reference to Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 333-118362) dated April 24, 2007.

Note 21.	Filed with Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 333-119364) dated April 24, 2007.

Note 22.	Incorporated by reference to Post-Effective Amendment No. 17 to Form N-4 Registration Statement (File No. 333-91098) dated April 18, 2007.

Note 23.	Incorporated by reference to Exhibit 10.1 to Merrill Lynch Life Insurance Company’s Current Report on Form 8-K (File No. 33-26322) dated August 17, 2007.

Note 24.	Incorporated by reference to Exhibit 10.1 to Merrill Lynch Life Insurance Company’s Report on Form 8-K (File No. 33-26322) dated January 4, 2008.

Note 25.	Filed with Post-Effective Amendment No. 10 to Form N-4 Registration Statement on Form N-4 Registration Statement (File No. 333-119364) dated April 28, 2008.

Note 26.	Filed with Post-Effective Amendment No. 11 to Form N-4 Registration Statement (File No. 333-119364) dated April 28, 2009.

Note 27.	Filed with Post-Effective Amendment No. 12 to Form N-4 Registration Statement (File No. 333-119364) dated April 23, 2010.

Note 28.	Incorporated by reference to Post-Effective Amendment No. 11 to Form N-4 Registration Statement (File No. 333-91098) dated September 30, 2010.

Note 29.	Filed with Post-Effective Amendment No. 14 to Form N-4 Registration Statement (File No. 333-119364) dated April 28, 2011.

Note 30.	Filed herewith

Item 25. Directors and Officers of the Depositor (Transamerica Advisors Life Insurance Company)

Name and Business Address	Principal Positions and Offices with Depositor

Thomas A. Swank 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001	Director and President

Robert R Frederick 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001	Director and Senior Vice President

John T. Mallett 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001	Director and Vice President

Eric J. Martin 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001	Director, Vice President, Corporate Controller, Chief Financial Officer and Treasurer

Darin D. Smith 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001	Director, Secretary, Division General Counsel and Vice President

Item 26. Persons Controlled by or under Common Control with the Depositor or Registrant.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
25 East 38th Street, LLC	Delaware	AEGON USA Realty Advisors, LLC is the non-owner Manager	Real estate investments

239 West 20th Street, LLC	Delaware	Sole Member - AEGON USA Realty Advisors, LLC	Real estate investments

313 East 95th Street, LLC	Delaware	Sole Member - AEGON USA Realty Advisors, LLC	Real estate investments

319 East 95th Street, LLC	Delaware	Sole Member - AEGON USA Realty Advisors, LLC	Real estate investments

AEGON Alliances, Inc.	Virginia	100% Commonwealth General Corporation	Insurance company marketing support

AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor

AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Canada ULC	Canada	AEGON Canada Holding B.V. owns 168,250,001 shares of Common Stock; 1,500 shares of Series III Preferred stock; 2 shares of Series II Preferred stock. TIHI Canada Holding, LLC owns 1,441,941.26 shares of Class B - Series I Preferred stock.	Holding company

AEGON Capital Management Inc.	Canada	100% AEGON Asset Management (Canada) B.V.	Portfolio management company/investment advisor

AEGON-CMF GP, LLC	Delaware	Transamerica Realty Services, Inc. is sole Member	Investment in commercial mortgage loans

AEGON Core Mortgage Fund, LP	Delaware	General Partner - AEGON-CMF GP, LLC	Investment in mortgages

AEGON Direct & Affinity Marketing Services Limited	Hong Kong	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.

AEGON Direct Marketing Services, Inc.	Maryland	Monumental Life Insurance Company owns 103,324 shares; Commonwealth General Corporation owns 37,161 shares	Marketing company

AEGON Direct Marketing Services Australia Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Marketing/operations company

AEGON Direct Marketing Services Europe Ltd.	United Kingdom	100% Cornerstone International Holdings, Ltd.	Marketing

AEGON Direct Marketing Services Insurance Broker (HK) Limited	Hong Kong	100% AEGON Direct Marketing Services Hong Kong Limited	Brokerage company

AEGON Direct Marketing Services International, Inc.	Maryland	100% AUSA Holding Company	Marketing arm for sale of mass marketed insurance coverage

AEGON Direct Marketing Services Japan K.K.	Japan	100% AEGON DMS Holding B.V.	Marketing company

AEGON Direct Marketing Services Korea Co., Ltd.	Korea	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.

AEGON Direct Marketing Services Mexico, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide management advisory and technical consultancy services.

AEGON Direct Marketing Services Mexico Servicios, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON Direct Marketing Services, Inc.	Taiwan	100% AEGON DMS Holding B.V.	Authorized business: Enterprise management consultancy, credit investigation services, to engage in business not prohibited or restricted under any law of R.O.C., except business requiring special permission of government

AEGON Direct Marketing Services (Thailand) Ltd.	Thailand	97% Transamerica International Direct Marketing Consultants, LLC; remaining 3% held by various AEGON employees	Marketing of insurance products in Thailand

AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Company	Marketing

AEGON Fund Management Inc.	Canada	100% AEGON Asset Management (Canada) B.V.	Mutual fund manager

AEGON Funding Company, LLC.	Delaware	100% AEGON USA, LLC	Issue debt securities-net proceeds used to make loans to affiliates

AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies

AEGON Life Insurance Agency Inc.	Taiwan	100% AEGON Direct Marketing Services, Inc. (Taiwan Domiciled)	Life insurance

AEGON Managed Enhanced Cash, LLC	Delaware	Members: Transamerica Life Insurance Company (91.4675%) ; Monumental Life Insurance Company (8.5325%)	Investment vehicle for securities lending cash collateral

AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company

AEGON N.V.	Netherlands	22.446% of Vereniging AEGON Netherlands Membership Association	Holding company

AEGON Stable Value Solutions Inc.	Delaware	100% Commonwealth General Corporation	Principle Business: Provides management services to the stable value division of AEGON insurers who issue synthetic GIC contracts.

AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies

AEGON U.S. Holding Corporation	Delaware	100% Transamerica Corporation	Holding company

AEGON USA Asset Management Holding, LLC	Iowa	100% AUSA Holding Company	Holding company

AEGON USA Investment Management, LLC	Iowa	100% AEGON USA Asset Management Holding, LLC	Investment advisor

AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company

AEGON USA Realty Advisors, LLC	Iowa	Sole Member - AEGON USA Asset Management Holding, LLC	Administrative and investment services

AEGON USA Realty Advisors of California, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments

AEGON USA Travel and Conference Services LLC	Iowa	100% Money Services, Inc.	Travel and conference services

AEGON USA, LLC	Iowa	100% AEGON U.S. Holding Corporation	Holding company

AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Inactive

ALH Properties Eight LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Eleven LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Four LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Nine LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Seven LLC	Delaware	100% FGH USA LLC	Real estate

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
ALH Properties Seventeen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Sixteen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Ten LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Twelve LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Two LLC	Delaware	100% FGH USA LLC	Real estate

American Bond Services LLC	Iowa	100% Transamerica Life Insurance Company (sole member)	Limited liability company

ARC Reinsurance Corporation	Hawaii	100% Transamerica Corporation	Property & Casualty Insurance

ARV Pacific Villas, A California Limited Partnership	California	General Partners - Transamerica Affordable Housing, Inc. (0.5%); Non-Affiliate of AEGON, Jamboree Housing Corp. (0.5%). Limited Partner: Transamerica Life Insurance Company (99%)	Property

Asia Business Consulting Company	China	100% Asia Investments Holdings, Limited	Provide various services upon request from Beijing Dafu Insurance Agency.

Asia Investments Holdings, Limited	Hong Kong	99% Transamerica Life Insurance Company	Holding company

AUSA Holding Company	Maryland	100% AEGON USA, LLC	Holding company

AUSA Properties, Inc.	Iowa	100% AUSA Holding Company	Own, operate and manage real estate

AUSACAN LP	Canada	General Partner - AUSA Holding Co. (1%); Limited Partner - AEGON USA, LLC (99%)	Inter-company lending and general business

AXA Equitable AgriFinance, LLC	Delaware	Members: AEGON USA Realty Advisors, LLC (50%); AXA Equitable Life Insurance Company, a non-affiliate of AEGON (50%)	Agriculturally-based real estate advisory services

Bay Area Community Investments I, LLC	California	70%Transamerica Life Insurance Company; 30% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Bay State Community Investments I, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Bay State Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Beijing Dafu Insurance Agency Co. Ltd.	Peoples Republic of China	10% owned by WFG China Holdings, Inc.; 90% owned by private individual (non-AEGON associated)	Insurance Agency

Canadian Premier Holdings Ltd.	Canada	100% AEGON DMS Holding B.V.	Holding company

Canadian Premier Life Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

CBC Insurance Revenue Securitization, LLC	Delaware	100% Clark Consulting, LLC	Special purpose

Chicago Community Housing Fund I, LLC	Delaware	100% Transamerica Life Insurance Company	Investments

Clark/Bardes (Bermuda) Ltd.	Bermuda	100% Clark Consulting, LLC	Insurance agency

Clark, LLC	Delaware	Sole Member - Diverisified Investment Advisors, Inc.	Holding company

Clark Consulting, LLC	Delaware	100% Clark, LLC	Financial consulting firm

Clark Investment Strategies, inc.	Delaware	100% Clark Consulting, LLC	Registered investment advisor

Clark Securities, Inc.	California	100% Clark Consulting, LLC	Broker-Dealer

Commonwealth General Corporation	Delaware	100% AEGONUSA, LLC	Holding company

Consumer Membership Services Canada Inc.	Canada	100% Canadian Premier Holdings Ltd.	Marketing of credit card protection membership services in Canada

Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company

CRG Insurance Agency, Inc.	California	100% Clark Consulting, Inc.	Insurance agency

Creditor Resources, Inc.	Michigan	100% AUSA Holding Co.	Credit insurance

CRI Canada Inc.	Canada	100% Creditor Resources, Inc.	Holding company

CRI Solutions Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance

Cupples State LIHTC Investors, LLC	Delaware	100% Garnet LIHTC Fund VIII, LLC	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Diversified Actuarial Services, Inc.	Massachusetts	100% Diversified Investment Advisors, Inc.	Employee benefit and actuarial consulting

Diversified Investors Securities Corp.	Delaware	100% Diversified Investment Advisors, Inc.	Broker-Dealer

Diversified Retirement Corporation	Delaware	100% AUSA Holding Company	Registered investment advisor

Erfahrungsschatz GmbH	Germany	100% Cornerstone International Holdings, Ltd.	Marketing/membership

FD TLIC, LLC	New York	100% Transamerica Life Insurance Company	Broadway production

FD TLIC Ltd.	United Kingdom	100% FD TLIC, LLC	Theatre production

FGH Realty Credit LLC	Delaware	100% FGH USA, LLC	Real estate

FGH USA LLC	Delaware	100% RCC North America LLC	Real estate

FGP 90 West Street LLC	Delaware	100% FGH USA LLC	Real estate

FGP West Mezzanine LLC	Delaware	100% FGH USA LLC	Real estate

FGP West Street LLC	Delaware	100% FGP West Mezzanine LLC	Real estate

FGP West Street Two LLC	Delaware	100% FGH USA LLC	Real estate

Fifth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Financial Planning Services, Inc.	District of Columbia	100% Commonwealth General Corporation	Special-purpose subsidiary

First FGP LLC	Delaware	100% FGH USA LLC	Real estate

Fourth & Market Funding, LLC	Delaware	Commonwealth General Corporation owns 0% participating percentage, but is Managing Member. Ownership: 99% Monumental Life Insurance Company and 1% Garnet Assurance Corporation II	Inactive

Fourth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Garnet Assurance Corporation	Kentucky	100%Transamerica Life Insurance Company	Investments

Garnet Assurance Corporation II	Iowa	100% Commonwealth General Corporation	Business investments

Garnet Assurance Corporation III	Iowa	100% Transamerica Life Insurance Company	Business investments

Garnet Community Investments, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Securities

Garnet Community Investments III, LLC	Delaware	100%Transamerica Life Insurance Company	Business investments

Garnet Community Investments IV, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments V, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VI, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VIII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments IX, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments X, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XI, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XVIII, LLC	Delaware	100% Transamerica Life Insurance Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Community Investments XX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investments XXIV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Real estate investments

Garnet Community Investments XXV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investment XXVI, LLC	Delaware	100% Transamerica Life Insurance Company	Investments

Garnet Community Investments XXVII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investment XXVIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investments XXIX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investments XXX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investments XXXI, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet LIHTC Fund II, LLC	Delaware	Members: Garnet Community Investments II, LLC (0.01%); Metropolitan Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund III, LLC	Delaware	Members: Garnet Community Investments III, LLC (0.01%); Jefferson-Pilot Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund IV, LLC	Delaware	Members: Garnet Community Investments IV, LLC (0.01%); Goldenrod Asset Management, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund V, LLC	Delaware	Members: Garnet Community Investments V, LLC (0.01%); Lease Plan North America, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund VI, LLC	Delaware	Members: Garnet Community Investments VI, LLC (0.01%); Pydna Corporation, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund VII, LLC	Delaware	Members: Garnet Community Investments VII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate(99.99%)	Investments

Garnet LIHTC Fund VIII, LLC	Delaware	Members: Garnet Community Investments VIII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate(99.99%)	Investments

Garnet LIHTC Fund IX, LLC	Delaware	Members: Garnet Community Investments IX, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund X, LLC	Delaware	Members: Garnet Community Investments X, LLC (0.01%); Goldenrod Asset Management, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XI, LLC	Delaware	Members: Garnet Community Investments XI, LLC (0.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments

Garnet LIHTC Fund XII-A, LLC	Delaware	Garnet Community Investments XII, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XII-B, LLC	Delaware	Garnet Community Investments XII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XII-C, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments

Garnet LIHTC Fund XIII-A, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIII-B, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); Norlease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIV, LLC	Delaware	0.01% Garnet Community Investments, LLC; 49.995% Wells Fargo Bank, N.A.; and 49.995% Goldenrod Asset Management, Inc.	Investments

Garnet LIHTC Fund XV, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XVI, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); FNBC Leasing Corporation, a non-AEGON entity (99.99%)	Investments

Garnet LIHTC Fund XVII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); ING USA Annuity and Life Insurance company, a non-affiliate of AEGON (12.999%), and ReliaStar Life Insurance Company, a non-affiliate of AEGON (86.991%).	Investments

Garnet LIHTC Fund XVIII, LLC	Delaware	Members: Garnet Community Investments XVIII, LLC (0.01%); Verizon Capital Corp., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIX, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XX, LLC	Delaware	Sole Member - Garnet Community Investments XX, LLC	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XXI, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Norlease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XXIII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Idacorp Financial Services, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XXIV, LLC	Delaware	100% Garnet Community Investments XXVI, LLC	Investments

Garnet LIHTC Fund XXV, LLC	Delaware	Members: Garnet Community Investment XXV, LLC (0.01%); Garnet LIHTC Fund XXVIII LLC (1%); non-affiliates of AEGON: Mt. Hamilton Fund, LLC (97.99%); Google Affordable Housing I LLC (1%)	Investments

Garnet LIHTC Fund XXVI, LLC	Delaware	Members: Garnet Community Investments XXVI, LLC (0.01%); American Income Life Insurance Company, a non-affiliate of AEGON (99.99%)	Investments

Garnet LIHTC Fund XXVII, LLC	Delaware	Members: Garnet Community Investments XXVII, LLC (0.01%); Transamerica Life Insurance Company (16.7045%); non-affiliates of AEGON: Aetna Life Insurance Company (30.2856%); New York Life Insurance Company (22.7142%); ProAssurance Casualty Company (3.6343%); ProAssurance Indemnity Company (8.4800%); State Street Brank and Trust Company (18.1714%)	Investments

Garnet LIHTC Fund XXVIII, LLC	Delaware	Members: Garnet Community Investments XXVIII LLC (0.01%); non-affiliates of AEGON: USAA Casualty Insurance Company (17.998%); USAA General Indemnity Company (19.998%); USAA Life Insurance Company (3.999%); United Services Automobile Association (57.994%)	Real estate investments

Garnet LIHTC Fund XXIX, LLC	Delaware	Members: Garnet Community Investments XXIX, LLC (.01%); non-affiliate of AEGON: Bank of America, N.A. (99.99%)	Investments

Garnet LIHTC Fund XXX, LLC	Delaware	Managing Member - Garnet Community Investments XXX, LLC	Investments

Garnet LIHTC Fund XXXI, LLC	Delaware	Members: Garnet Community Investments XXXI, LLC (0.1%); non-affiliates of AEGON: Thunderbolt Peak Fund, LLC (98.99%); Google Affordable Housing I, LLC (1%)	Investments

Global Preferred Re Limited	Bermuda	100% AEGON USA, LLC	Reinsurance

Horizons Acquisition 5, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company

Horizons St. Lucie Development, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Innergy Lending, LLC	Delaware	50% World Financial Group, Inc.; 50% ComUnity Lending, Inc.(non-AEGON entity)	In the process of being dissolved

Intersecurities Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

Investment Advisors International, Inc.	Delaware	100% AUSA Holding Company	Investments

Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Co.	Leases business equipment

IWA Commercial Venture, LLC	Georgia	Sole Member - Investors Waranty of America, Inc.	Maintain property tax abatement

Legacy General Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

Life Investors Alliance, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Purchase, own, and hold the equity interest of other entities

LIICA Holdings, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	To form and capitalize LIICA Re I, Inc.

LIICA Re I, Inc.	Vermont	100% LIICA Holdings, LLC	Captive insurance company

LIICA Re II, Inc.	Vermont	100%Transamerica Life Insurance Company	Captive insurance company

Massachusetts Fidelity Trust Company	Iowa	100% AUSA Holding Co.	Trust company

MLIC Re I, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

Money Services, Inc.	Delaware	100% AUSA Holding Co.	Provides financial counseling for employees and agents of affiliated companies

Monumental Financial Services, Inc.	Maryland	100% AEGON USA, LLC	DBA in the State of West Viriginia for United Financial Services, Inc.

Monumental General Administrators, Inc.	Maryland	100% AUSA Holding Company	Provides management services to unaffiliated third party administrator

Monumental Life Insurance Company	Iowa	87.72% Commonwealth General Corporation; 12.28% AEGON USA, LLC	Insurance Company

nVISION Financial, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary

NEF Investment Company	California	100% Transamerica Life Insurance Company	Real estate development

New Markets Community Investment Fund, LLC	Iowa	50% AEGON Institutional Markets, Inc.; 50% AEGON USA Realty Advisors, Inc.	Community development entity

Oncor Insurance Services, LLC	Iowa	Sole Member - Life Investors Financial Group, Inc.	Direct sales of term life insurance

Peoples Benefit Services, LLC	Pennsylvania	Sole Member - Stonebridge Life Insurance Company	Special-purpose subsidiary

Pine Falls Re, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

Primus Guaranty, Ltd.	Bermuda	Partners are: Transamerica Life Insurance Company (13.1%) and non-affiliates of AEGON: XL Capital, Ltd. (34.7%); CalPERS/PCO Corporate Partners Fund, LLC (13.0%); Radian Group (11.1%). The remaining 28.1% of stock is publicly owned.	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.

Prisma Holdings, Inc. I	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company

Prisma Holdings, Inc. II	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company

PSL Acquisitions, LLC	Iowa	Sole Member: Investors Warranty of America, Inc.	Aquirer of Core Florida mortgage loans from Investors Warranty and holder of foreclosed read estate.

PSL Acquisitions Operating, LLC	Iowa	Sole Member: Investors Warranty of America, Inc.	Owner of Core subsidiary entities

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corporation	Property & Casualty Insurance

RCC North America LLC	Delaware	100% AEGON USA, LLC	Real estate

Real Estate Alternatives Portfolio 1 LLC	Delaware	Members: Transamerica Life Insurance Company (90.96%); Monumental Life Insurance Company (6.30%); Transamerica Financial Life Insurance Company (2.74%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 2 LLC	Delaware	Members are: Transamerica Life Insurance Company (90.25%); Transamerica Financial Life Insurance Company (7.5%); Stonebridge Life Insurance Company (2.25%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 3 LLC	Delaware	Members are: Transamerica Life Insurance Company (73.4%); Monumental Life Insurance Company (25.6%); Stonebridge Life Insurance Company (1%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 3A, Inc.	Delaware	Members: Monumental Life Insurance Company (37%); Transamerica Financial Life Insurance Company (9.4%); Transamerica Life Insurance Company (52.6%); Stonebridge Life Insurance Company (1%)	Real estate alternatives investment

Real Estate Alternatives Portfolio 4 HR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Monumental Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

Real Estate Alternatives Portfolio 4 MR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Monumental Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

Realty Information Systems, Inc.	Iowa	100% Transamerica Realty Services, LLC	Information Systems for real estate investment management

Retirement Project Oakmont	California	General Partner: Transamerica Oakmont Retirement Associates, a CA limited partnership; Transamerica Life Insurance Company (limited partner); and Oakmont Gardens, a CA limited partnership (non-AEGON entity limited partner). General Partner of Transamerica Oakmont Retirement Associates is Transamerica Oakmont Corporation. 100 units of limited partnership interests widely held by individual investors.	Senior living apartment complex

River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company

Second FGP LLC	Delaware	100% FGH USA LLC	Real estate

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Selient Inc.	Canada	100% Canadian Premier Holdings Ltd.	Application service provider providing loan origination platforms to Canadian credit unions.

Seventh FGP LLC	Delaware	100% FGH USA LLC	Real estate

Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Holding company

Southwest Equity Life Insurance Company	Arizona	Voting common stock is allocated 75% of total cumulative vote - AEGON USA, LLC. Participating Common stock (100% owned by non-AEGON shareholders) is allocated 25% of total cumulative vote.	Insurance

St. Lucie West Development Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company

Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan

Stonebridge Casualty Insurance Company	Ohio	100% AEGON USA, LLC	Insurance company

Stonebridge Group, Inc.	Delaware	100% Commonwealth General Corporation	General purpose corporation

Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company

Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company

Stonebridge Reinsurance Company	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

TAH-MCD IV, LLC	Iowa	Sole Member - Transamerica Affordable Housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership

TAH Pentagon Funds, LLC	Iowa	Sole Member - Transamerica Affordable Housing, Inc.	Serve as a general partner in a lower-tier tax credit entity

TAHP Fund 1, LLC	Delaware	Sole Member - Monumental Life Insurance Company	Real estate investments

TAHP Fund 2, LLC	Delaware	Sole Member - Garnet LIHTC Fund VIII, LLC	Low incoming housing tax credit

TAHP Fund VII, LLC	Delaware	Investor Member: Garnet LIHTC Fund XIX, LLC	Real estatement investments

TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property

TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

The AEGON Trust Advisory Board: Mark W. Mullin, Alexander R. Wynaendts, and Craig D. Vermie	Delaware	AEGON International B.V.	Voting Trust

The RCC Group, Inc.	Delaware	100% FGH USA LLC	Real estate

THH Acquisitions, LLC	Iowa	Sole Member - Investors Waranty of America, Inc.	Acquirer of Core South Carolina mortgage loans from Investors Warranty of America, Inc. and holder of foreclosed real estate.

TIHI Canada Holding, LLC	Iowa	Sole Member - Transamerica International Holdings, Inc.	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
TIHI Mexico, S. de R.L. de C.V.	Mexico	95% Transamerica International Holdings, Inc.; 5% Transamerica Life Insurance Company	To render and receive all kind of administrative, accountant, mercantile and financial counsel and assistance to and from any other Mexican or foreign corporation, whether or not this company is a shareholder of them

TLIC Riverwood Reinsurance, Inc.	Iowa	100% Transamerica Life Insurance Company	Limited purpose subsidiary life insurance company

Tradition Development Company, LLC	Florida	Sole Member – PSL Acquisitions Operating, LLC	Development company

Tradition Irrigation Company, LLC	Florida	Sole Member – PSL Acquisitions Operating, LLC	Irrigation company

Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Advisors Life Insurance Company	Arkansas	100% AEGON USA, LLC	Insurance company

Transamerica Advisors Life Insurance Company of New York	New York	100% AEGON USA, LLC	Insurance company

Transamerica Affinity Marketing Corretora de Seguros Ltda.	Brazil	749,000 quota shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International B.V.	Brokerage company

Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company

Transamerica Affordable Housing, Inc.	California	100% Transamerica Realty Services, LLC	General partner LHTC Partnership

Transamerica Agency Network, Inc.	Iowa	100% AUSA Holding Company	Special purpose subsidiary

Transamerica Annuity Service Corporation	New Mexico	100% Transamerica International Holdings, Inc.	Performs services required for structured settlements

Transamerica Asset Management, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 77%; AUSA Holding Co. owns 23%.	Fund advisor

Transamerica Aviation LLC	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation

Transamerica Capital, Inc.	California	100% AUSA Holding Co.	Broker/Dealer

Transamerica Commercial Finance Corporation, I	Delaware	100% Transamerica Finance Corporation	Holding company

Transamerica Consultora Y Servicios Limitada	Chile	95% Transamerica Life Insurance Company; 5% Transamerica International Holdings, Inc.	Special purpose limited liability corporation

Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company

Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance

Transamerica Corporation	Oregon	100% Transamerica Corporation	Holding company

Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company

Transamerica Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.

Transamerica Direct Marketing Consultants Private Limited	India	100% AEGON DMS Holding B.V.	Marketing consultant

Transamerica Distribution Finance – Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance

Transamerica Finance Corporation	Delaware	100% Transamerica Corporation	Commercial & Consumer Lending & equipment leasing

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Financial Advisors, Inc.	Delaware	1,00 shares owned by AUSA Holding Company; 209 shares owned by Transamerica International Holdings, Inc.	Broker/Dealer

Transamerica Financial Life Insurance Company	New York	87.40% AEGON USA, LLC; 12.60% Transamerica Life Insurance Company	Insurance

Transamerica Fund Services, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 44%; AUSA Holding Company owns 56%	Mutual fund

Transamerica Funding LP	U.K.	99% Transamerica Leasing Holdings, Inc.; 1% Transamerica Commercial Finance Corporation, I	Intermodal leasing

Transamerica Home Loan	California	100% Transamerica Consumer Finance Holding Company	Consumer mortgages

Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary

Transamerica International Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.

Transamerica International Holdings, Inc.	Delaware	100% AEGON USA, LLC	Holding company

Transamerica International RE (Bermuda) Ltd.	Bermuda	100% AEGON USA, LLC	Reinsurance

Transamerica International Re Escritório de Representação no Brasil Ltd	Brazil	95% Transamerica International Re(Bermuda) Ltd.; 5% Transamerica International Holdings, Inc.	Insurance and reinsurance consulting

Transamerica Investment Management, LLC	Delaware	Sole Member - AEGON USA Asset Management Holding, LLC	Investment advisor

Transamerica Leasing Holdings, Inc.	Delaware	100% Transamerica Finance Corporation	Holding company

Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Life Insurance Company	Long-term life insurer in Bermuda - - will primarily write fixed universal life and term insurance

Transamerica Life Canada	Canada	100% AEGON Canada ULC	Life insurance company

Transamerica Life Insurance Company	Iowa	676,190 shares Common Stock owned by Transamerica International Holdings, Inc.; 86,590 shares of Preferred Stock owned by Transamerica Corporation; 30,564 shares of Preferred Stock owned by AEGON USA, LLC	Insurance

Transamerica Minerals Company	California	100% Transamerica Realty Services, LLC	Owner and lessor of oil and gas properties

Transamerica Oakmont Corporation	California	100% Transamerica International Holdings, Inc.	General partner retirement properties

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Oakmont Retirement Associates	California	General Partner is Transamerica Oakmont Corporation. 100 units of limited partnership interests widely held by individual investors.	Senior living apartments

Transamerica Pacific Insurance Company, Ltd.	Hawaii	26,000 shares common stock owned by Commonwealth General Corporation; 1,000 shares of common stock owned by Transamerica International Holdings, Inc.	Life insurance

Transamerica Pyramid Properties LLC	Iowa	100% Monumental Life Insurance Company	Realty limited liability company

Transamerica Realty Investment Properties LLC	Delaware	100% Monumental Life Insurance Company	Realty limited liability company

Transamerica Realty Services, LLC	Delaware	AUSA Holding Company - sole Member	Real estate investments

Transamerica Resources, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides actuarial consulting services

Transamerica Retirement Management, Inc.	Minnesota	100% AEGON Financial Services Group, Inc.	Life Insurance and underwriting services

Transamerica Retirement Services Corp.	Ohio	100% AUSA Holding Company	Record keeping

Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Trailer Leasing Sp. Z.O.O.	Poland	100% Transamerica Leasing Holdings, Inc.	Leasing

Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing

United Financial Services, Inc.	Maryland	100% AEGON USA, LLC	General agency

Universal Benefits, LLC	Iowa	100% AUSA Holding Co.	Third party administrator

Western Reserve Life Assurance Co. of Ohio	Ohio	100% AEGON USA, LLC	Insurance

WFG China Holdings, Inc.	Delaware	100% World Financial Group, Inc.	Hold interest in Insurance Agency located in Peoples Republic of China

WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Properties Holdings, LLC	Georgia	100% World Financial Group, Inc.	Marketing

WFG Property & Casualty Insurance Agency of Nevada, Inc.	Nevada	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency, Inc.	Georgia	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Reinsurance Limited	Bermuda	51% owned by World Financial Group, Inc; remaining 49% is annually offered to independent contractors associated with WFG Reinsurance Ltd.	Reinsurance

WFG Securities of Canada, Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer

World Financial Group Holding Company of Canada Inc.	Canada	100% Transamerica International Holdings, Inc.	Holding company

World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing

World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency

World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company

World Group Securities, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Broker-dealer

Yarra Rapids, LLC	Delaware	Yarra Rapids Management, LLC is the non-owner Manager	Real estate investments

Yarra Rapids Management, LLC	Delaware	AEGON USA Realty Advisors, LLC is non-owner Manager; no ownership interests at this time.	Company organized for the intention of real estate investments but no business at this time

Zahorik Company, Inc.	California	100% AUSA Holding Co.	Inactive

Zero Beta Fund, LLC	Delaware	Members are: Transamerica Life Insurance Company (74.0181%); Monumental Life Insurance Company (23.6720%); Transamerica Financial Life Insurance Company (2.3097%). Manager: AEGON USA Investment Management LLC	Aggregating vehicle formed to hold various fund investments.

Item 27. Number of Contracts

The Number of Contracts in force as of February 28, 2012 was 7,100.

Item 28. Indemnification

The following provisions regarding the Indemnification of Directors and Officers of the Registrant are applicable:

Amended And Restated By-Laws Of Transamerica Advisors Life Insurance Company, Article VI

Sections 1, 2, 3 And 4 - Indemnification Of Directors, Officers, Employees And Incorporators

Section 1. Actions Other Than By Or In The Right Of The Corporation. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Corporation) by reason of the fact that he is or was a director, officer or employee of the Corporation, against expenses (including attorneys’ fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful.

Section 2. Actions By Or In The Right Of The Corporation. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he is or was a director, officer or employee of the Corporation, against expenses (including attorneys’ fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation unless and only to the extent that the Court of Chancery or the Court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the Court of Chancery or such other Court shall deem proper.

Section 3. Right To Indemnification. To the extent that a director, officer or employee of the Corporation has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in Sections 1 and 2 of this Article, or in defense of any claim, issue or matter therein, he shall be indemnified against expenses (including attorneys’ fees) actually and reasonably incurred by him in connection therewith.

Section 4. Determination Of Right To Indemnification. Any indemnification under Sections 1 and 2 of this Article (unless ordered by a Court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the director, officer, or employee is proper in the circumstances because he has met the applicable standard of conduct set forth in Sections 1 and 2 of this Article. Such determination shall be made (i) by the board of directors by a majority vote of a quorum consisting of directors who were not parties to such action, suit or proceeding, or (ii) if such a quorum is not obtainable, or, even if obtainable, a quorum of disinterested directors so directs, by independent legal counsel in a written opinion, or (iii) by the stockholders.

Other Indemnification

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event of a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. Principal Underwriters

(a)	Transamerica Capital, Inc. serves as the principal underwriter for:

Transamerica Capital, Inc. serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA B, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA K, Separate Account VA L, Separate Account VA M, Separate Account VA P, Separate Account VA Q, Separate Account VA R, Separate Account VA S, Separate Account VA W, Separate Account VA X, Separate Account VA Y; Separate Account VA EE, Separate Account VA FF, Separate Account VA HH, Separate Account VA-1, Separate Account VA-2L, Separate Account VA-5, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Separate Account Fund B, Separate Account Fund C, Transamerica Corporate Separate Account Sixteen, Transamerica Separate Account R3, Separate Account VL, Separate Account VUL-1; Separate Account VUL-2, Separate Account VUL-3, Separate Account VUL-4, Separate Account VUL-5, Separate Account VUL-6, Separate Account VUL A, and Variable Life Account A. These accounts are separate accounts of Transamerica Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA N, Separate Account VA BNY, Separate Account VA HNY, Separate Account VA PP, Separate Account VA QNY, Separate Account VA QQ, Separate Account VA WNY, Separate Account VA YNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account and TFLIC Series Life Account. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA U, Separate Account VA V, Separate Account VA AA, WRL Series Life Account, WRL Series Life Account G, WRL Series Life Corporate Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA BB, Separate Account VA CC and Separate Account VL E. This account is a separate account of Monumental Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Merrill Lynch Life Variable Annuity Separate Account, Merrill Lynch Life Variable Annuity Separate Account A, Merrill Lynch Life Variable Annuity Separate Account B, Merrill Lynch Life Variable Annuity Separate Account C, Merrill Lynch Life Variable Annuity Separate Account D, Merrill Lynch Variable Life Separate Account, and Merrill Lynch Life Variable Life Separate Account II. These accounts are separate accounts of Transamerica Advisors Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for ML of New York Variable Annuity Separate Account, ML of New York Variable Annuity Separate Account A, ML of New York Variable Annuity Separate Account B, ML of New York Variable Annuity Separate Account C, ML of New York Variable Annuity Separate Account D, ML of New York Variable Life Separate Account, and ML of New York Variable Life Separate Account II. These accounts are separate accounts of Transamerica Advisors Life Insurance Company of New York.

Transamerica Capital, Inc. also serves as principal underwriter for Transamerica Series Trust, Transamerica Funds and Transamerica Investors, Inc.

(b)	Directors and Officers of Transamerica Capital, Inc.:

Name	Principal Business Address	Position and Offices with Underwriter
Thomas A. Swank	(1)	Director

Michael W. Brandsma	(2)	Director, President and Chief Financial Officer

David W. Hopewell	(1)	Director

David R. Paulsen	(2)	Director, Chief Executive Officer and Chief Sales Officer

Blake S. Bostwick	(2)	Chief Marketing Officer and Chief Operations Officer

Courtney John	(2)	Chief Compliance Officer and Vice President

Erin K. Burke	(1)	Assistant Secretary

Amy Angle	(3)	Assistant Vice President

Elizabeth Belanger	(4)	Assistant Vice President

Margaret A. Cullem-Fiore	(5)	Assistant Vice President

Dennis P. Gallagher	(5)	Assistant Vice President

Shelley A. Mossman	(1)	Assistant Vice President

Christy Post-Rissin	(5)	Assistant Vice President

Brenda L. Smith	(5)	Assistant Vice President

Darin D. Smith	(1)	Assistant Vice President

Lisa Wachendorf	(1)	Assistant Vice President

Arthur D. Woods	(5)	Assistant Vice President

Carrie N. Powicki	(2)	Secretary

Karen R. Wright	(3)	Treasurer

Karen D. Heburn	(5)	Vice President

Wesley J. Hodgson	(2)	Vice President

(1)	4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001
(2)	4600 S Syracuse St, Suite 1100, Denver, CO 80237-2719
(3)	100 Light Street, Floor B1, Baltimore, MD 21202
(4)	440 Mamaroneck Avenue, Harrison, NY 10528
(5)	570 Carillon Parkway, St. Petersburg, FL 33716

(c)	Compensation to Principal Underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions(1)	Compensation on Redemption	Brokerage Commissions	Compensation
Transamerica Capital, Inc.	$9,768,618	0	0	0

(1)	Fiscal Year 2011

Item 30. Location of Accounts and Records

All accounts, books, and records required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Manager Regulatory Filing Unit, Transamerica Advisors Life Insurance Company at 4333 Edgewood Road, NE, Cedar Rapids Iowa 52499-0001;

Item 31. Management Services

Not Applicable.

Item 32. Undertakings and Representations

(a) Registrant undertakes to file a post-effective amendment to the Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communications affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

(c) Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Transamerica Advisors Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica Advisors Life Insurance Company.

(e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Securities Act Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 20th day of April, 2012.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D

TRANSAMERICA ADVISORS LIFE INSURANCE COMPANY
Depositor

*
Thomas A. Swank
President and Director

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.

Signatures	Title	Date

*	Director and President	,
Thomas A. Swank		2012

*	Director and Senior Vice President	,
Robert R. Frederick		2012

*	Director and Vice President	,
John T. Mallett		2012

*	Director, Vice President, Corporate	,
Eric J. Martin	Controller, Chief Financial Officer and Treasurer	2012

/s/ Darin D. Smith	Director, Vice President, Division General Counsel and	April 20,
Darin D. Smith	Secretary	2012

*	By: Darin D. Smith - Attorney-in-Fact pursuant to Powers of Attorney filed herewith.

Registration No.

333-119364

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D

EXHIBIT INDEX

Exhibit No.	Description of Exhibit	Page No.*

8(dddd)(3)	Summary Prospectus Amendment (TST)

9	Opinion and Consent of Counsel

10(a)	Consent of Counsel

10(b)	Consent of Independent Registered Public Accounting Firm

*	Page numbers included only in manually executed original.